Nuveen All-American Municipal Bond Fund
Portfolio of Investments June 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 110.2%
X
6,691,918,960 MUNICIPAL BONDS - 109.2%
X 6,691,918,960
Alabama - 1.2%
Birmingham-Jefferson Civic Center Authority, Alabama,
Special Tax Bonds, Series 2018A:
$ 3,500 4.000%, 7/01/38 7/28 at 100.00 Aa3 $ 3,510,955
3,500 4.000%, 7/01/43 7/28 at 100.00 Aa3 3,474,485
2,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B 2,100,880
21,455 Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B,
3.000%, 6/01/50 - AGM Insured, (UB) (4)
6/30 at 100.00 AA 15,809,761
4,220 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2016A, 5.000%, 2/01/41
2/26 at 100.00 A- 4,335,670
10,000 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2021, 3.000%, 2/01/46
8/31 at 100.00 N/R 7,418,800
4,500 Jefferson County, Alabama, Sewer Revenue Warrants, Capital
Appreciation Subordinate Lien Series 2013F, 0.000%, 10/01/50 (5)
10/23 at 105.00 BBB 4,555,215
2,800 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 6.500%, 10/01/53
10/23 at 105.00 BBB 3,054,548
14,175 Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series
2016A, 5.000%, 9/01/46
No Opt. Call A2 15,081,633
500 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%,
4/15/45
4/25 at 100.00 N/R 507,445
17,025 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 5.250%, 5/01/44, 144A
5/29 at 100.00 N/R 15,252,527
83,675 Total Alabama 75,101,919
Alaska - 0.1%
Alaska Industrial Development and Export Authority,
Revenue Bonds, Greater Fairbanks Community Hospital
Foundation Project, Refunding Series 2019:
2,000 4.000%, 4/01/30 4/29 at 100.00 A+ 2,068,760
2,045 4.000%, 4/01/31 4/29 at 100.00 A+ 2,104,816
2,000 4.000%, 4/01/32 4/29 at 100.00 A+ 2,039,460
615 4.000%, 4/01/34 4/29 at 100.00 A+ 620,037
205 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/50
6/31 at 100.00 BBB+ 182,315
9,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Series 2021B-2 Class 2, 0.000%, 6/01/66
6/31 at 30.73 N/R 969,390
15,865 Total Alaska 7,984,778
Arizona - 2.5%
1,500 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call N/R 1,513,320

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2017A:
$ 1,100 5.250%, 7/01/47, 144A 7/26 at 100.00 BB $ 1,104,697
1,000 5.375%, 7/01/50, 144A 7/26 at 100.00 BB 1,007,650
1,250 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2019, 5.000%,
7/01/49, 144A
7/29 at 100.00 BB 1,187,875
585 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/40, 144A
7/28 at 100.00 BB+ 508,956
20,000 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1,
4.000%, 12/01/51, 144A
12/31 at 100.00 N/R 14,842,000
Arizona Industrial Development Authority, Hospital
Revenue Bonds, Phoenix Children's Hospital, Series 2020A:
4,625 3.000%, 2/01/45, (UB) (4) 2/30 at 100.00 A1 3,553,156
10,100 4.000%, 2/01/50 2/30 at 100.00 AA- 9,465,619
4,075 Maricopa County Industrial Dev Authority, Arizona, Exempt Facilities
Revenue Bonds, Commercial Metals Company Project, Series 2022,
4.000%, 10/15/47, (AMT), 144A
1/26 at 104.00 N/R 3,477,972
Maricopa County Industrial Development Authority,
Arizona, Education Revenue Bonds, Legacy Traditional
Schools Projects, Taxable Series 2019B:
1,150 4.000%, 7/01/29, 144A No Opt. Call BB+ 1,108,485
1,175 5.000%, 7/01/49, 144A 7/29 at 100.00 BB+ 1,141,101
Maricopa County Industrial Development Authority,
Arizona, Hospital Revenue Bonds, HonorHealth, Series
2019A:
1,250 5.000%, 9/01/37 9/28 at 100.00 A+ 1,326,187
935 5.000%, 9/01/42 9/28 at 100.00 A+ 984,050
11,500 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A, 3.000%, 9/01/51, (UB) (4)
3/31 at 100.00 A+ 8,310,935
8,430 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017D, 3.000%, 1/01/48, (UB) (4)
7/30 at 100.00 AA- 6,347,537
10,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2019E, 3.000%, 1/01/49, (UB) (4)
7/30 at 100.00 AA- 7,458,500
8,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Demand Series 2019F, 3.000%,
1/01/49, (UB) (4)
7/30 at 100.00 AA- 5,966,800
2,500 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement Project 2011 and 2017,
Series 2018, 5.000%, 7/01/36
7/27 at 100.00 AAA 2,737,725
115 Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health
Corporation, Series 2005, 5.000%, 4/01/25, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R (6) 119,683

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
Phoenix Civic Improvement Corporation, Arizona, Rental
Car Facility Charge Revenue Bonds, Series 2019A:
$ 1,930 5.000%, 7/01/28 No Opt. Call A3 $ 2,145,774
3,340 5.000%, 7/01/29 No Opt. Call A3 3,749,985
3,560 5.000%, 7/01/30 7/29 at 100.00 A3 3,975,951
5,775 5.000%, 7/01/31 7/29 at 100.00 A3 6,423,128
1,500 5.000%, 7/01/33 7/29 at 100.00 A3 1,657,515
1,000 5.000%, 7/01/38 7/29 at 100.00 A3 1,081,930
7,365 5.000%, 7/01/39 7/29 at 100.00 A3 7,931,810
7,295 4.000%, 7/01/45 7/29 at 100.00 A3 6,581,914
7,200 5.000%, 7/01/45 7/29 at 100.00 A3 7,676,424
Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B:
1,650 5.500%, 7/01/31 - FGIC Insured No Opt. Call AA 1,945,069
6,000 5.500%, 7/01/39 - FGIC Insured No Opt. Call AA 7,320,360
165 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Choice Academies Charter Schools Project, Series
2012, 4.875%, 9/01/22, (ETM)
No Opt. Call BB (6) 165,921
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Refunding Series 2022. Forward Delivery:
1,710 4.000%, 6/15/41, 144A 6/26 at 100.00 N/R 1,460,494
2,000 4.000%, 6/15/51, 144A 6/26 at 100.00 N/R 1,600,160
2,285 4.000%, 6/15/57, 144A 6/26 at 100.00 N/R 1,765,094
400 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2016,
6.500%, 2/01/48, 144A
2/24 at 100.00 N/R 405,804
2,720 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A, 3.000%, 4/01/51, (UB) (4)
4/31 at 100.00 A 1,949,805
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
1,000 5.250%, 12/01/28 No Opt. Call A3 1,092,640
13,155 5.000%, 12/01/32 No Opt. Call A3 14,215,688
7,675 5.000%, 12/01/37 No Opt. Call A3 8,251,546
167,015 Total Arizona 153,559,260
Arkansas - 0.4%
6,640 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 Ba3 6,417,294
9,730 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT), 144A
9/27 at 103.00 Ba3 9,748,974
Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-1:
1,300 5.000%, 9/01/37 9/30 at 100.00 BBB+ 1,356,836
1,000 5.000%, 9/01/38 9/30 at 100.00 BBB+ 1,039,250
1,700 5.000%, 9/01/40 9/30 at 100.00 BBB+ 1,752,819
4,000 5.000%, 9/01/44 9/30 at 100.00 BBB+ 4,075,200
24,370 Total Arkansas 24,390,373

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California - 17.4%
Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien
Series 2016B:
$ 14,510 5.000%, 10/01/35 10/26 at 100.00 BBB+ $ 15,004,065
4,300 5.000%, 10/01/36 10/26 at 100.00 BBB+ 4,441,857
6,045 5.000%, 10/01/37 10/26 at 100.00 BBB+ 6,236,143
9,715 Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C, 0.000%, 5/01/47 (5)
5/40 at 100.00 Aa3 7,151,114
10,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/38
4/27 at 100.00 AA- 10,020,600
2,000 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%,
9/02/36
9/24 at 100.00 N/R 2,039,640
7,630 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 6,113,232
510 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Fountains at Emerald Park, Junior Lien Series 2021A-2,
4.000%, 8/01/46, 144A
8/31 at 100.00 N/R 404,532
17,260 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 13,255,335
25,260 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R 23,208,888
7,395 California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A
8/30 at 100.00 N/R 6,780,180
695 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-1, 5.000%, 6/01/49
6/30 at 100.00 BBB- 710,443
12,675 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 N/R 2,072,236
5,450 California Educational Facilities Authority, Revenue Bonds, Chapman
University, Series 2017B, 4.000%, 4/01/47
4/27 at 100.00 A2 5,036,399
10,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48
11/27 at 100.00 A1 10,438,100
1,670 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42
8/27 at 100.00 BBB+ 1,716,242
16,400 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 4.000%, 11/15/45
11/29 at 100.00 A+ 15,450,604
California Health Facilities Financing Authority, Revenue
Bonds, CommonSpirit Health,  Series 2020A:
1,810 4.000%, 4/01/44 4/30 at 100.00 BBB+ 1,724,188
1,970 4.000%, 4/01/45 4/30 at 100.00 BBB+ 1,865,846
1,065 4.000%, 4/01/49 4/30 at 100.00 BBB+ 997,980
3,015 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Refunding Series 2015A, 5.000%, 2/01/40
2/25 at 100.00 AA 3,118,535
California Health Facilities Financing Authority, Revenue
Bonds, El Camino Hospital, Series 2017:
1,395 5.000%, 2/01/30 2/27 at 100.00 AA 1,525,265
1,105 5.000%, 2/01/31 2/27 at 100.00 AA 1,201,875
13,305 California Health Facilities Financing Authority, Revenue Bonds, PIH
Health, Series 2020A, 3.000%, 6/01/47
6/30 at 100.00 A 9,895,062

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 485 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 AA- $ 499,046
2,185 California Health Facilities Financing Authority, Revenue Bonds, Saint
Joseph Health System, Series 2013A, 5.000%, 7/01/37, (Pre-refunded
7/01/23)
7/23 at 100.00 AA- (6) 2,254,942
9,441 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 8,816,310
1,940 California Infrastructure and Economic Development Bank, Lease Revenue
Bonds, California State Teachers? Retirement System Headquarters
Expansion, Green Bond-Climate Bond Certified Series 2019, 5.000%,
8/01/49
8/29 at 100.00 AA 2,067,962
5,315 California Infrastructure and Economic Development Bank, Revenue
Bonds, California Science Center Phase III Project, Green Series 2021B,
4.000%, 5/01/51
11/31 at 100.00 N/R 4,996,844
7,420 California Infrastructure and Economic Development Bank, Revenue
Bonds, California Science Center Phase III Project, Series 2021A,
4.000%, 5/01/55
11/31 at 100.00 N/R 6,931,987
5,000 California Infrastructure and Economic Development Bank, Revenue
Bonds, Los Angeles County Museum of Natural History Foundation,
Series 2020, 4.000%, 7/01/50
7/30 at 100.00 A2 4,800,350
California Municipal Finance Authority, Charter School
Lease Revenue Bonds, Nova Academy Project, Series
2016A:
1,850 5.000%, 6/15/36, 144A 6/26 at 100.00 BB 1,874,346
2,425 5.000%, 6/15/46, 144A 6/26 at 100.00 BB 2,424,854
610 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B,
5.000%, 10/01/39, 144A
10/27 at 100.00 N/R 590,773
1,495 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/46,
144A
7/26 at 100.00 BB 1,456,265
California Municipal Finance Authority, Revenue Bonds,
Biola University, Refunding Series 2017:
470 5.000%, 10/01/29 10/27 at 100.00 Baa1 501,377
1,165 5.000%, 10/01/30 10/27 at 100.00 Baa1 1,236,275
California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A:
7,745 5.000%, 7/01/42 7/27 at 100.00 Baa2 7,889,212
7,385 5.000%, 7/01/47 7/27 at 100.00 Baa2 7,476,352
5,000 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017B, 5.000%, 7/01/42
7/27 at 100.00 Baa2 5,093,100
34,325 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 5.000%, 12/31/43, (AMT)
6/28 at 100.00 BBB- 34,639,417
6,750 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018B, 5.000%, 6/01/48, (AMT)
6/28 at 100.00 BBB- 6,783,682
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
1,000 5.000%, 11/01/30 11/26 at 100.00 BBB- 1,049,840
1,040 5.250%, 11/01/31 11/26 at 100.00 BBB- 1,098,105
California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A:
1,750 5.000%, 2/01/42 2/27 at 100.00 A- 1,818,827
8,875 5.000%, 2/01/47 2/27 at 100.00 A- 9,178,969

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Municipal Finance Authority, Student Housing
Revenue Bonds, CHF-Davis II, LLC - Orchard Park Student
Housing Project, Series 2021:
$ 14,500 3.000%, 5/15/51 - BAM Insured, (UB) (4) 5/31 at 100.00 AA $ 11,166,450
4,825 3.000%, 5/15/54 - BAM Insured, (UB) (4) 5/31 at 100.00 AA 3,626,518
3,965 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series
2012, 5.000%, 7/01/37, (AMT), 144A
1/23 at 100.00 BBB 3,978,996
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, San Diego County Water
Authoriity Desalination Project Pipeline, Refunding Series
2019:
1,625 5.000%, 7/01/39, 144A 1/29 at 100.00 BBB 1,682,281
640 5.000%, 11/21/45, 144A 1/29 at 100.00 BBB 656,019
1,450 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/37
10/26 at 100.00 BBB- 1,497,966
California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A:
1,250 5.000%, 11/15/46, 144A 11/29 at 102.00 N/R 1,179,375
440 5.000%, 11/15/56, 144A 11/29 at 102.00 N/R 403,009
1,475 California School Finance Authority, Educational Facility Revenue Bonds,
River Springs Charter School Project, Series 2017A, 5.000%, 7/01/47,
144A
7/27 at 100.00 Ba2 1,381,146
33,630 California State University, Systemwide Revenue Bonds, Series 2018A,
5.000%, 11/01/48
11/28 at 100.00 Aa2 35,992,844
16,075 California State, General Obligation Bonds, Refunding Various Purpose
Series 2019, 3.000%, 10/01/36
10/29 at 100.00 Aa2 14,014,346
12,000 California State, General Obligation Bonds, Various Purpose Series 2017,
5.000%, 8/01/46
8/26 at 100.00 Aa2 12,707,520
3,960 California State, General Obligation Bonds, Various Purpose Series 2019,
5.000%, 4/01/49
4/29 at 100.00 Aa2 4,288,284
California State, General Obligation Bonds, Various
Purpose Series 2020:
4,125 3.000%, 11/01/41 11/30 at 100.00 Aa2 3,463,185
3,000 3.000%, 3/01/46 3/30 at 100.00 Aa2 2,413,590
1,600 4.000%, 3/01/46 3/30 at 100.00 Aa2 1,586,544
7,750 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 BB 7,843,465
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A:
1,100 5.000%, 12/01/41, 144A 6/26 at 100.00 BB 1,100,132
3,365 5.000%, 12/01/46, 144A 6/26 at 100.00 BB 3,320,313
28,630 5.250%, 12/01/56, 144A 6/26 at 100.00 BB 28,769,428
2,350 California Statewide Communities Development Authority, Revenue
Bonds, Adventist Health System/West, Series 2018A, 5.000%, 3/01/42
3/28 at 100.00 A+ 2,458,312
600 California Statewide Communities Development Authority, Revenue
Bonds, Front Porch Communities & Services Project, Series 2017A,
5.000%, 4/01/47
4/27 at 100.00 A 618,606
2,900 California Statewide Communities Development Authority, Revenue
Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57
12/27 at 100.00 A+ 3,028,238

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2020A:
$ 1,000 4.000%, 9/02/28 No Opt. Call N/R $ 1,006,050
700 5.000%, 9/02/40 9/30 at 100.00 N/R 726,103
California Statewide Communities Development Authority,
Student Housing Revenue Bonds, University of California,
Irvine East Campus Apartments, Phase IV-A CHF-Irvine,
LLC, Series 2017:
4,000 5.000%, 5/15/47 5/27 at 100.00 Baa1 4,112,600
2,750 5.000%, 5/15/50 5/27 at 100.00 Baa1 2,823,755
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A:
70 5.750%, 7/01/30 (7),(8) 9/22 at 100.00 N/R 70,439
453 5.750%, 7/01/35 (7),(8) 9/22 at 100.00 N/R 452,512
171 5.500%, 7/01/39 (7),(8) 9/22 at 100.00 N/R 170,759
Chaffey Community College District, San Bernardino
County, California, General Obligation Bonds, Election
2018 Series 2019A:
1,140 3.000%, 6/01/37 6/28 at 100.00 AA 1,009,823
3,705 3.000%, 6/01/38 6/28 at 100.00 AA 3,227,648
3,975 3.000%, 6/01/39 6/28 at 100.00 AA 3,412,617
College of the Sequoias Community College District, King
and Tulare Counties, California, General Obligation Bonds,
College of the Sequoias Tulare Area Improvement District
3, Election of 2008, Series 2021E:
1,340 4.000%, 8/01/46 8/29 at 100.00 Aa3 1,292,658
4,410 3.000%, 8/01/51, (UB) (4) 8/29 at 100.00 Aa3 3,360,640
10,275 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 8,230,686
1,610 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Series 2021A-1, 3.200%,
9/01/46, 144A
9/31 at 100.00 N/R 1,243,902
14,350 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 N/R 11,888,544
Downey Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2014 Series
2021C:
5,720 3.000%, 8/01/46, (UB) (4) 8/31 at 100.00 AA- 4,517,141
6,240 3.000%, 8/01/47, (UB) (4) 8/31 at 100.00 AA- 4,898,899
El Monte Union High School District, Los Angeles County,
California, General Obligation Bonds, Election 2018 Capital
Appreciation Series 2021E:
3,085 0.000%, 6/01/43 6/30 at 73.43 AAA 1,186,861
3,100 0.000%, 6/01/44 6/30 at 71.61 AAA 1,130,415
3,170 0.000%, 6/01/45 6/30 at 69.61 AAA 1,098,976
2,465 0.000%, 6/01/46 6/30 at 67.73 AAA 812,784
6,170 Elk Grove Finance Authority, California, Special Tax Revenue Bonds,
Refunding Series 2016, 5.000%, 9/01/46
9/26 at 100.00 N/R 6,309,936
5,500 Escondido Union School District, San Diego County, California, General
Obligation Bonds, Election 2014 Series 2018B, 4.000%, 8/01/47
8/27 at 100.00 AAA 5,290,175

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Senior Lien Series
2015A:
$ 1,695 0.000%, 1/15/33 No Opt. Call A- $ 1,069,799
10,000 0.000%, 1/15/35 - AGM Insured No Opt. Call AA 6,010,800
25,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
1/31 at 100.00 A- 23,076,000
Glendale Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016
Taxable Refunding Series 2020B:
2,440 0.000%, 8/01/40 2/30 at 73.53 Aa2 1,072,770
4,865 0.000%, 8/01/44 2/30 at 64.38 Aa2 1,734,081
4,725 0.000%, 2/01/45 2/30 at 63.32 Aa2 1,641,654
71,525 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R 7,040,921
8,880 Grossmont Union High School District, San Diego County, California,
General Obligation Bonds, Election of 2008, Series 2021K, 0.000%,
8/01/44
8/31 at 69.75 N/R 3,428,302
9,000 Irvine Ranch Water District, California, General Obligation Bonds, Series
2016, 5.250%, 2/01/41
8/26 at 100.00 AAA 9,888,210
1,980 Kern Community College District, California, General Obligation Bonds,
Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%,
11/01/23 - AGM Insured
No Opt. Call AA 1,921,630
2,750 Lammersville Joint Unified School District, San Joaquin County, California,
Special Tax Bonds, Community Facilities District 2014-1 Improvement
Area 1 Mountain House School Facilities, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 N/R 2,840,805
9,035 Lammersville Schools Finance Authority, California, Lease Revenue Bonds,
Cordes Elementary School, Series 2019, 3.000%, 10/01/49 - BAM
Insured
10/27 at 100.00 AA 7,115,153
Long Beach, California, Harbor Revenue Bonds, Series
2017:
1,600 5.000%, 5/15/36, (AMT) 5/27 at 100.00 AA 1,726,368
1,400 5.000%, 5/15/37, (AMT) 5/27 at 100.00 AA 1,508,206
1,410 5.000%, 5/15/40, (AMT) 5/27 at 100.00 AA 1,499,253
7,500 Long Beach, California, Harbor Revenue Bonds, Series 2019A, 5.000%,
5/15/49
5/29 at 100.00 Aa2 8,117,625
6,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Senior Lien Series 2020A,
5.000%, 5/15/40
11/29 at 100.00 Aa2 6,612,480
15,265 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/44, (AMT)
11/27 at 100.00 Aa3 15,927,806
10,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018D, 5.000%,
5/15/48, (AMT)
5/29 at 100.00 Aa3 10,495,900
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2018D:
7,500 5.000%, 7/01/43 7/28 at 100.00 Aa2 8,119,125
6,000 5.000%, 7/01/48 7/28 at 100.00 Aa2 6,462,000
12,555 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2019A, 5.250%, 7/01/49
1/29 at 100.00 Aa2 13,765,176
6,400 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2019D, 5.000%, 7/01/49
7/29 at 100.00 Aa2 6,931,840

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 7,500 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018A, 5.000%, 7/01/48
1/28 at 100.00 AA+ $ 8,053,425
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2022C:
10,460 5.000%, 7/01/39 7/32 at 100.00 N/R 11,887,895
5,000 5.000%, 7/01/40 7/32 at 100.00 N/R 5,664,100
8,750 5.000%, 7/01/41 7/32 at 100.00 N/R 9,883,563
8,750 5.000%, 7/01/42 7/32 at 100.00 N/R 9,849,787
10,000 5.000%, 7/01/43 7/32 at 100.00 N/R 11,226,700
Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2008 Series
2018B-1:
8,945 5.000%, 7/01/34 - BAM Insured 1/28 at 100.00 AA 9,849,697
7,475 5.000%, 7/01/38 1/28 at 100.00 AA+ 8,107,908
15,150 5.250%, 7/01/42 1/28 at 100.00 AA+ 16,528,196
Los Angeles, California, Wastewater System Revenue
Bonds, Green Subordinate Series 2018A:
9,320 5.000%, 6/01/43 6/28 at 100.00 AA 10,162,528
16,990 5.000%, 6/01/48 6/28 at 100.00 AA 18,432,111
2,500 Los Angeles, California, Wastewater System Revenue Bonds, Refunding
Green Subordinate Lien Series 2017B, 5.000%, 6/01/35
6/27 at 100.00 AA 2,725,700
500 Lynwood Redevelopment Agency, California, Tax Allocation Revenue
Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31
8/22 at 100.00 A 501,500
1,000 Manteca Financing Authority, California, Sewer Revenue Bonds, Series
2009, 5.750%, 12/01/36
12/22 at 100.00 AA- 1,019,140
1,160 Merced Union High School District, Merced County, California, General
Obligation Bonds, Election 2008 Series 2021F, 0.000%, 8/01/44
8/28 at 66.35 N/R 447,841
Modesto Elementary School District, Stanislaus County,
California, General Obligation Bonds, Election 2018 -
Measure D Series 2021B:
3,700 3.000%, 8/01/46, (UB) (4) 2/30 at 100.00 Aa3 2,921,927
2,300 3.000%, 8/01/50, (UB) (4) 2/30 at 100.00 Aa3 1,771,299
2,565 Morongo Band of Mission Indians, California, Enterprise Revenue Bonds,
Series 2018A, 5.000%, 10/01/42, 144A
10/28 at 100.00 BBB- 2,715,386
5,670 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2021E,
0.000%, 8/01/45, (UB)
8/31 at 71.51 Aa1 2,035,984
M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A:
2,800 7.000%, 11/01/34 No Opt. Call A 3,487,036
2,500 6.500%, 11/01/39 No Opt. Call A 3,090,550
7,750 Norwalk La Mirada Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2014 Series 2021E, 3.000%,
8/01/50, (UB) (4)
8/31 at 100.00 Aa3 5,934,098
30,945 Oakland Unified School District, Alameda County, California, General
Obligation Bonds, Election 2012, Series 2019A, 3.000%, 8/01/40 - AGM
Insured
8/27 at 100.00 AA 26,165,545
6,195 Oceanside Unified School District, San Diego County, California, General
Obligation Bonds, Refunding Capital Appreciation, Series 2020, 0.000%,
8/01/43 - AGM Insured
8/28 at 66.68 AA 2,394,677
3,075 Ontario Redevelopment Financing Authority, San Bernardino County,
California, Revenue Bonds, Redevelopment Project 1, Series 1993,
5.800%, 8/01/23 - NPFG Insured, (ETM)
8/22 at 100.00 N/R (6) 3,147,201

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Orange County, California, Special Tax Bonds, Community
Facilities District 2016-1 Esencia Village, Series 2016A:
$ 1,250 5.000%, 8/15/41 8/26 at 100.00 N/R $ 1,289,475
2,000 5.000%, 8/15/46 8/26 at 100.00 N/R 2,053,260
Oxnard Union High School District, Ventura County,
California, General Obligation Bonds, Election 2018 Series
2022C:
2,500 4.000%, 8/01/44 (WI/DD, Settling 7/07/22) 8/30 at 100.00 N/R 2,475,100
2,250 4.000%, 8/01/47 (WI/DD, Settling 7/07/22) 8/30 at 100.00 N/R 2,215,395
Palm Desert Redevelopment Agency, California, Successor
Agency Redevelopment Project Area, Series 2017A:
500 5.000%, 10/01/28 - BAM Insured 4/27 at 100.00 AA 550,540
500 5.000%, 10/01/30 - BAM Insured 4/27 at 100.00 AA 549,570
2,000 Perris Union High School District, Riverside County, California, General
Obligation Bonds, 2012 Election, Series 2021C, 3.000%, 9/01/45
9/29 at 100.00 Aa3 1,588,020
5,325 Placentia-Yorba Linda Unified School District, Orange County, California,
General Obligation Bonds, Series 2011D, 0.000%, 8/01/41
No Opt. Call Aa2 2,416,751
2,000 Pomona Unified School District, Los Angeles County, California, General
Obligation Bonds, 2016 Election, Series 2021F, 3.000%, 8/01/48 - BAM
Insured, (UB) (4)
8/31 at 100.00 AA 1,561,740
3,775 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1,
Election 2008 Series 2009A, 0.000%, 8/01/23
No Opt. Call Aa2 3,695,385
Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Election 2008 Series 2011B:
11,810 0.000%, 8/01/38 No Opt. Call Aa2 6,297,683
10,650 0.000%, 8/01/40 No Opt. Call Aa2 5,124,460
5,500 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/41
No Opt. Call Aa2 2,514,875
15,000 Rialto Unified School District, San Bernardino County, California, General
Obligation Bonds, Series 2011A, 0.000%, 8/01/41 - AGM Insured (5)
8/36 at 100.00 AA 17,035,500
1,895 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47, (UB) (4)
6/31 at 100.00 N/R 1,751,586
5,775 Riverside, California, Sewer Revenue Bonds, Refunding Series 2018A,
5.000%, 8/01/39
8/28 at 100.00 AA- 6,291,689
1,735 Rocklin, Placer County, California, Special Tax Bonds, Community Facilities
District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39
9/25 at 100.00 N/R 1,779,728
605 Roseville, California, Special Tax Bonds, Community Facilities District 1
Hewlett Parkard Campus Oaks, Series 2016, 5.500%, 9/01/46
9/26 at 100.00 N/R 630,089
Sacramento County, California, Airport System Revenue
Bonds, Refunding Senior Series 2018C:
4,305 5.000%, 7/01/37, (AMT) 7/28 at 100.00 A 4,526,019
6,000 5.000%, 7/01/38, (AMT) 7/28 at 100.00 A 6,296,940
5,000 5.000%, 7/01/39, (AMT) 7/28 at 100.00 A 5,239,900
760 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
9/22 at 100.00 N/R 762,128
6,500 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Refunding Subordinate Series 2019A, 4.000%, 7/01/37
7/29 at 100.00 A+ 6,505,265

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A:
$ 8,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 A+ $ 8,293,280
3,615 5.000%, 7/01/47, (AMT) 7/27 at 100.00 A+ 3,727,716
2,500 5.000%, 7/01/47 7/27 at 100.00 A+ 2,609,900
8,500 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 5.000%, 7/01/56, (AMT)
7/31 at 100.00 N/R 8,837,195
6,895 San Diego Public Facilities Financing Authority, California, Water Utility
Revenue Bonds, Subordinate Lien Series 2018A, 5.250%, 8/01/47
8/28 at 100.00 Aa3 7,645,728
San Diego Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Refunding Series 2017A:
1,815 5.000%, 9/01/36 9/26 at 100.00 AA 1,955,826
6,160 5.000%, 9/01/40 9/26 at 100.00 AA 6,558,552
San Diego Unified School District, San Diego County,
California, General Obligation Bonds, Series 2010C:
2,800 0.000%, 7/01/42 No Opt. Call Aa2 1,132,936
1,350 0.000%, 7/01/43 No Opt. Call Aa2 518,468
10,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B, 5.000%, 5/01/41,
(AMT)
5/26 at 100.00 A1 10,388,200
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2017A:
5,050 5.000%, 5/01/42, (AMT) 5/27 at 100.00 A1 5,229,275
17,715 5.000%, 5/01/47, (AMT) 5/27 at 100.00 A+ 18,249,816
3,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%, 5/01/48,
(AMT)
5/28 at 100.00 A1 3,105,270
21,635 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019A, 5.000%, 5/01/49,
(AMT)
5/29 at 100.00 A1 22,491,746
13,300 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 BBB+ 13,673,597
San Lorenzo Valley Unified School District, Santa Cruz
County, California, General Obligation Bonds, Election of
2020 Series 2022B:
1,560 4.000%, 8/01/45 8/31 at 100.00 N/R 1,512,186
2,875 4.000%, 8/01/49 8/31 at 100.00 N/R 2,763,364
6,150 4.000%, 8/01/52 8/31 at 100.00 N/R 5,890,900
5,040 San Mateo County Joint Powers Financing Authority, California, Lease
Revenue Bonds, Cordilleras Mental Health Center, Series 2021A-1,
2.500%, 6/15/55, (UB)
6/31 at 100.00 AA+ 3,306,996
10,000 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election 2010 Series 2011A, 6.750%,
9/01/41
9/36 at 100.00 Aaa 9,546,800
5,350 San Rafael Elementary School District, Marin County, California, General
Obligation Bonds, Series 2005C, 0.000%, 8/01/30 - NPFG Insured
No Opt. Call AA 4,010,628
5,325 Sunnyvale Financing Authority, California, Lease Revenue Bonds, Civic
Center Project, Green Series 2020, 2.500%, 4/01/52, (UB)
4/30 at 100.00 AA+ 3,566,632
275 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A
9/27 at 100.00 N/R 283,148
3,500 Upland, California, Certificates of Participation, San Antonio Regional
Hospital, Series 2017, 5.000%, 1/01/47
1/28 at 100.00 BBB 3,589,600

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 5,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31 -
AGC Insured
8/26 at 100.00 AA $ 5,584,250
3,520 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2021A-1, 3.000%, 8/01/46
- AGM Insured
8/31 at 100.00 AAA 2,774,746
Westminster School District, Orange County, California,
General Obligation Bonds, Series 2009-A1:
2,485 0.000%, 8/01/26 - AGC Insured No Opt. Call AA 2,211,401
1,405 0.000%, 8/01/28 - AGC Insured No Opt. Call AA 1,158,184
2,920 0.000%, 8/01/29 - AGC Insured No Opt. Call AA 2,309,428
William S. Hart Union High School District, Los Angeles
County, California, Special Tax Bonds, Community Facilities
District 2015-1, Series 2017:
1,425 5.000%, 9/01/42 9/26 at 100.00 N/R 1,463,703
1,205 5.000%, 9/01/47 9/26 at 100.00 N/R 1,232,173
7,505 Wiseburn School District, Los Angeles County, California, General
Obligation Bonds, Series 2007A, 0.000%, 8/01/30 - NPFG Insured
No Opt. Call Aa2 5,639,557
11,250 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42 (5)
No Opt. Call Aa2 9,080,325
1,220,790 Total California 1,068,840,008
Colorado - 4.9%
2,500 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible to
Unlimited Tax Series 2018A, 5.125%, 12/01/48
12/23 at 103.00 N/R 2,353,525
880 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 N/R 844,501
Aviation Station North Metropolitan District 2, Denver
County, Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2019A:
500 4.000%, 12/01/29 9/24 at 103.00 N/R 473,500
1,310 5.000%, 12/01/39 9/24 at 103.00 N/R 1,232,383
1,350 5.000%, 12/01/48 9/24 at 103.00 N/R 1,209,046
575 Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-3, 6.750%, 12/01/49, 144A
6/25 at 99.64 N/R 462,898
500 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 N/R 468,220
750 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R 707,302
Centerra Metropolitan District 1, Loveland, Colorado,
Special Revenue Bonds, Refunding & Improvement Series
2017:
7,000 5.000%, 12/01/29, 144A 12/22 at 103.00 N/R 7,052,990
9,000 5.000%, 12/01/47, 144A 12/22 at 103.00 N/R 8,519,040
1,450 Colorado Educational and Cultural Facilities Authority, Charter School
Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility
Project, Series 2013, 5.000%, 6/01/26
6/23 at 100.00 A+ 1,480,261
2,065 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series 2008,
6.500%, 7/01/38
8/22 at 100.00 BB+ 2,068,242

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 3,040 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second Campus
Project, Series 2013, 7.350%, 8/01/43
8/23 at 100.00 BB+ $ 3,136,946
15,915 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A, 3.000%, 11/15/51, (UB)
(4)
11/31 at 100.00 AA 12,542,293
1,400 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37
1/24 at 102.00 N/R 1,357,874
9,985 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 BBB+ 9,202,975
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-2:
4,775 5.000%, 8/01/44 8/29 at 100.00 BBB+ 4,880,718
15,000 4.000%, 8/01/49 8/29 at 100.00 BBB+ 13,459,200
725 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.625%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R (6) 750,324
6,155 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A,
5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 N/R (6) 6,630,535
3,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Refunding Series 2015B, 4.000%, 9/01/34
9/25 at 100.00 Baa1 2,922,720
1,750 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R 1,751,697
8,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2018N, 5.000%, 3/15/38
3/28 at 100.00 Aa2 8,760,960
1,000 Compark Business Campus Metropolitan District, Douglas County,
Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39,
(Pre-refunded 12/01/22)
12/22 at 100.00 N/R (6) 1,020,560
786 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019,
4.000%, 12/01/29
12/24 at 103.00 N/R 730,894
500 Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2020A, 5.000%, 12/01/39
3/25 at 103.00 N/R 485,270
5,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013A, 5.250%, 11/15/43, (AMT)
11/23 at 100.00 A+ 5,107,600
18,390 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/35, (AMT)
12/28 at 100.00 A+ 19,495,239
19,500 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Current Interest Series 2018A-1, 5.000%, 8/01/48
8/26 at 100.00 AA- 20,856,615
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
2,250 5.000%, 12/01/26 No Opt. Call Baa2 2,401,673
3,130 5.000%, 12/01/30 12/26 at 100.00 Baa2 3,267,407
3,310 5.000%, 12/01/31 12/26 at 100.00 Baa2 3,438,560
5,005 5.000%, 12/01/33 12/26 at 100.00 Baa2 5,148,343
565 5.000%, 12/01/34 12/26 at 100.00 Baa2 580,216

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
DIATC Metropolitan District, Commerce City, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Series 2019:
$ 505 5.000%, 12/01/39, 144A 9/24 at 103.00 N/R $ 491,486
500 5.000%, 12/01/49, 144A 9/24 at 103.00 N/R 469,495
E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B:
20 0.000%, 9/01/29 - NPFG Insured No Opt. Call A 15,480
395 0.000%, 9/01/30 - NPFG Insured No Opt. Call A 291,806
20 0.000%, 9/01/32 - NPFG Insured No Opt. Call A 13,418
25 0.000%, 9/01/33 - NPFG Insured No Opt. Call A 15,949
9,890 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/27 - NPFG Insured
No Opt. Call A 8,358,237
1,160 El Paso County School District 49 Falcon, Colorado, Certificates of
Participation, Series 2015, 5.000%, 12/15/28
12/25 at 100.00 Aa3 1,255,155
Foothills Metropolitan District, Fort Collins, Colorado,
Special Revenue Bonds, Series 2014:
1,555 5.250%, 12/01/24 No Opt. Call N/R 1,545,452
1,365 6.000%, 12/01/38 12/24 at 100.00 N/R 1,251,610
Fossil Ridge Metropolitan District 3, Lakewood, Jefferson
County, Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Series 2020:
1,000 2.250%, 12/01/38 - BAM Insured 12/30 at 100.00 AA 770,730
750 2.375%, 12/01/39 - BAM Insured 12/30 at 100.00 AA 582,120
Grand Junction, Colorado, General Fund Revenue Bonds,
Improvement Series 2020B:
3,300 4.000%, 3/01/45 3/30 at 100.00 AA 3,295,578
1,975 4.000%, 3/01/49 3/30 at 100.00 AA 1,951,794
845 Green Valley Ranch East Metropolitan District 6, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3, 5.875%,
12/01/50
9/25 at 103.00 N/R 819,422
2,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 N/R 1,851,340
3,858 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 N/R 3,908,578
1,735 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
12/23 at 103.00 N/R 1,680,330
Lakes at Centerra Metropolitan District 2, Loveland,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2018A:
1,695 5.125%, 12/01/37 12/23 at 103.00 N/R 1,647,947
1,945 5.250%, 12/01/47 12/23 at 103.00 N/R 1,838,355
2,145 Metropolitan State University of Denver, Colorado, Institutional Enterprise
Revenue Bonds, Aerospace and Engineering Sciences Building Project,
Series 2016, 5.000%, 12/01/45, (Pre-refunded 12/01/25)
12/25 at 100.00 Aa2 (6) 2,333,996
1,470 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R 1,326,205
Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019:
4,950 5.000%, 12/01/39 12/24 at 103.00 N/R 4,873,572
15,845 5.000%, 12/01/49 12/24 at 103.00 N/R 14,948,965
620 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
12/25 at 100.00 A 655,830

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 3,500 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/46 - AGM
Insured
12/29 at 100.00 AA $ 3,475,430
830 Parkdale Community Authority, Erie, Colorado, Limited Tax Supported
Revenue Bonds, District 1, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 N/R 783,213
Parker Water and Sanitation District, Douglas County,
Colorado, Water and Sewer Enterprise Revenue Bonds,
Refunding & Improvement Series 2022:
4,125 4.000%, 11/01/47 11/32 at 100.00 N/R 4,093,237
4,630 4.000%, 11/01/52 11/32 at 100.00 N/R 4,542,493
6,300 Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue
Bonds, Refunding Series 2013, 4.500%, 12/01/30, 144A
12/22 at 100.00 N/R 6,132,042
4,250 Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported Primary
Improvements Revenue Bonds, Refunding Series 2017A, 5.000%,
12/15/41, 144A
12/26 at 100.00 N/R 4,049,698
2,425 Prairie Center Metropolitan District No. 3, Brighton, Colorado, Special
Revenue Bonds, Park and Recreation Improvements Series 2018,
5.125%, 12/15/42
12/23 at 103.00 N/R 2,332,826
2,500 Prairie Farm Metropolitan District, In the City of Commerce City, Adams
County, Colorado, Limited Tax Convertible to Unlimited Tax, General
Obligation Bonds, Series 2018A, 5.250%, 12/01/48
12/22 at 103.00 N/R 2,535,100
Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008:
2,170 6.250%, 11/15/28 No Opt. Call AA- 2,420,071
13,580 6.500%, 11/15/38 No Opt. Call AA- 16,699,326
2,410 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R 2,167,554
1,175 Raindance Metropolitan District 1, Acting by and through its Water Activity
Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable
Water Enterprise Revenue Bonds, Series 2020, 5.000%, 12/01/40
12/25 at 103.00 N/R 1,094,595
775 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/51
10/26 at 102.00 N/R 591,705
Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series
2020A:
1,350 3.000%, 7/15/37 1/31 at 100.00 A- 1,076,125
1,000 4.000%, 7/15/39 No Opt. Call A- 906,720
1,000 4.000%, 7/15/40 No Opt. Call A- 899,820
500 Settler's Crossing Metropolitan District 1, Lakewood, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/40, 144A
9/25 at 103.00 N/R 475,370
2,380 South Sloan?s Lake Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Refunding & Improvement Series 2019, 4.000%,
12/01/44 - AGM Insured
12/29 at 100.00 AA 2,380,119
STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & improvement Series 2019A:
555 4.000%, 12/01/29 12/24 at 103.00 N/R 527,511
500 5.000%, 12/01/38 12/24 at 103.00 N/R 490,120
575 Sterling Hills West Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Refunding & Improvement Series 2007,
5.000%, 12/01/39
12/27 at 100.00 A3 610,765

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,310 Thompson Crossing Metropolitan District 4, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding & Improvement Series 2019, 5.000%, 12/01/49
9/24 at 103.00 N/R $ 1,223,016
Trails at Crowfoot Metropolitan District 3, Parker, Colorado,
Limited Tax General Obligation Bonds, Series 2019A:
1,860 4.375%, 12/01/30 9/24 at 103.00 N/R 1,758,500
2,070 5.000%, 12/01/39 9/24 at 103.00 N/R 1,995,294
3,640 5.000%, 12/01/49 9/24 at 103.00 N/R 3,340,391
5,356 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 3.250%, 12/15/50 - AGM Insured
12/24 at 103.00 AA 4,313,455
Velocity Metropolitan District 3, In the City of Aurora,
Colorado, Limited Tax General Obligation Bonds, Series
2019:
500 5.125%, 12/01/34 12/23 at 103.00 N/R 502,545
2,000 5.375%, 12/01/39 12/23 at 103.00 N/R 2,011,940
5,000 5.500%, 12/01/48 12/23 at 103.00 N/R 5,017,200
3,500 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 N/R 3,026,660
2,700 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 2,475,522
3,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A
9/26 at 103.00 N/R 2,241,210
304,095 Total Colorado 297,182,950
Connecticut - 0.6%
3,065 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut State University System, Series 2019Q-2, 5.000%, 11/01/30
11/29 at 100.00 Aa3 3,499,985
4,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 N/R 3,728,920
860 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project,
Series 2016A, 5.000%, 9/01/53, 144A
9/26 at 100.00 BB 814,532
4,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A, 3.000%, 7/01/39 - AGM Insured
7/29 at 100.00 AA 3,969,090
11,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45
6/26 at 100.00 AA- 11,418,330
1,675 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2015A, 5.000%, 8/01/35
8/25 at 100.00 AA- 1,774,059
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2020A:
2,500 4.000%, 5/01/36 5/30 at 100.00 AA- 2,515,050
2,550 4.000%, 5/01/39 5/30 at 100.00 AA- 2,547,272
6,500 Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017,
5.000%, 4/01/39, 144A
4/27 at 100.00 N/R 6,701,110
36,650 Total Connecticut 36,968,348
Delaware - 0.2%
2,000 Delaware Economic Development Authority, Revenue Bonds, ASPIRA
of Delaware Charter Operations, Inc. Project, Series 2016A, 5.000%,
6/01/46
6/26 at 100.00 BB 2,013,280

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Delaware (continued)
Delaware Health Facilities Authroity, Revenue Bonds,
Beebe Medical Center Project, Series 2018:
$ 1,905 4.375%, 6/01/48 12/28 at 100.00 BBB $ 1,845,831
8,300 5.000%, 6/01/48 12/28 at 100.00 BBB 8,537,297
600 Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds,
Collegiate Housing Foundation - Dover LLC Delaware State University
Project, Series 2018A, 5.000%, 7/01/58
1/28 at 100.00 BB- 544,512
12,805 Total Delaware 12,940,920
District of Columbia - 0.5%
440 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Subordinate Lien Green Series 2019A, 5.000%, 10/01/38
10/29 at 100.00 AA+ 488,673
Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien
Series 2019B:
480 4.000%, 10/01/35 10/29 at 100.00 A- 464,856
1,635 4.000%, 10/01/38 10/29 at 100.00 A- 1,559,479
8,100 4.000%, 10/01/49, (UB) (4) 10/29 at 100.00 A- 7,253,631
5,000 3.000%, 10/01/50 - AGM Insured 10/29 at 100.00 AA 3,805,850
3,745 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Second Senior Lien Series 2009B, 0.000%, 10/01/31 - AGC Insured
No Opt. Call AA 2,616,557
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A:
8,470 5.000%, 10/01/33, (AMT) 10/28 at 100.00 Aa3 9,120,411
3,000 5.000%, 10/01/34, (AMT) 10/28 at 100.00 Aa3 3,216,030
3,000 5.000%, 10/01/35, (AMT) 10/28 at 100.00 Aa3 3,202,440
Washington Convention and Sports Authority, Washington
D.C., Dedicated Tax Revenue Bonds, Refunding Senior Lien
Series 2021B:
1,260 4.000%, 10/01/36 10/30 at 100.00 AA 1,256,207
35,130 Total District of Columbia 32,984,134
Florida - 7.8%
Atlantic Beach, Florida, Healthcare Facilities Revenue
Refunding Bonds, Fleet Landing Project, Series 2013A:
300 5.000%, 11/15/23 No Opt. Call BBB 306,921
2,300 5.000%, 11/15/28 11/23 at 100.00 BBB 2,335,535
400 Boynton Village Community Development District, Florida, Special
Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37
8/22 at 100.00 N/R 399,992
Broward County, Florida, Port Facilities Revenue Bonds,
Series 2019A:
4,345 5.000%, 9/01/44 9/29 at 100.00 A1 4,757,471
9,735 5.000%, 9/01/49 9/29 at 100.00 A1 10,605,211
Broward County, Florida, Port Facilities Revenue Bonds,
Series 2019B:
2,250 4.000%, 9/01/37, (AMT), (UB) (4) 9/29 at 100.00 A1 2,264,333
9,870 4.000%, 9/01/39, (AMT), (UB) (4) 9/29 at 100.00 A1 9,360,017
Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020:
1,085 5.000%, 12/15/35, 144A 7/26 at 100.00 N/R 1,084,957
245 5.000%, 12/15/40, 144A 7/26 at 100.00 N/R 240,078
8,450 5.000%, 12/15/50, 144A 7/26 at 100.00 N/R 7,984,658
2,845 5.000%, 12/15/55, 144A 7/26 at 100.00 N/R 2,657,145

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, The Gardens Apartments Project, Series 2015A:
$ 1,500 4.750%, 7/01/40 7/25 at 100.00 CCC+ $ 1,233,600
1,380 5.000%, 7/01/50 7/25 at 100.00 CCC+ 1,096,244
11,353 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
(7)
6/28 at 100.00 N/R 2,384,175
Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A:
470 4.000%, 6/15/29, 144A 6/26 at 100.00 N/R 456,102
565 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R 566,384
610 5.000%, 6/15/49, 144A 6/26 at 100.00 N/R 593,091
7,060 Central Florida Expressway Authority, Revenue Bonds, Refunding Senior
Lien Series 2016B, 4.000%, 7/01/39
7/26 at 100.00 A+ 7,009,733
6,130 Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%,
10/01/49, (AMT), 144A
10/27 at 100.00 N/R 5,796,467
1,125 Cityplace Community Development District, Florida, Special Assessement
and  Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26
No Opt. Call A 1,179,574
1,000 Coco Palms Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46
5/27 at 100.00 N/R 971,550
Escambia County Health Facilities Authority, Florida,
Health Care Facilities Revenue Bonds, Baptist Health Care
Corporation Obligated, Series 2020A:
2,235 4.000%, 8/15/45 - AGM Insured, (UB) (4) 2/30 at 100.00 AA 2,128,256
16,405 4.000%, 8/15/50 2/30 at 100.00 BBB+ 14,448,048
2,000 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Upper School Project, Series 2017C,
5.750%, 7/01/47, 144A
7/27 at 101.00 N/R 2,024,180
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Mater Academy Projects, Series
2020A:
1,070 5.000%, 6/15/50 6/27 at 100.00 BBB 1,079,512
1,700 5.000%, 6/15/55 6/27 at 100.00 BBB 1,707,378
1,570 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A,
6.125%, 6/15/46, 144A
6/25 at 100.00 N/R 1,625,562
2,000 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 8.500%,
6/15/44, (Pre-refunded 6/15/23)
6/23 at 100.00 N/R (6) 2,124,520
1,500 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 6.125%,
6/15/44
6/24 at 100.00 N/R 1,538,940
315 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/50, 144A
9/27 at 100.00 N/R 310,754
83,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 83,096,280
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA
Passenger Rail Project, Series 2019A:
18,200 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 8/22 at 102.00 N/R 18,022,368
37,800 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 8/22 at 103.00 N/R 36,874,656
2,000 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 8/22 at 103.00 N/R 1,915,440

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 10,765 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2021A-1, 6.750%, 12/01/56,
(AMT), (Mandatory Put 8/15/23), 144A
7/22 at 100.00 N/R $ 10,643,678
Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Jacksonville University Project, Series
2018A-1:
450 4.500%, 6/01/33, 144A 6/28 at 100.00 N/R 434,353
1,450 4.750%, 6/01/38, 144A 6/28 at 100.00 N/R 1,404,296
11,185 Florida Higher Educational Facilities Financing Authority, Revenue Bonds,
Rollins College Project, Refunding Series 2020A, 3.000%, 12/01/48, (UB)
(4)
12/30 at 100.00 A2 8,136,640
33,860 Florida State Board of Governors, Dormitory Revenue Bonds, University of
Florida, Series 2021A, 3.000%, 7/01/51 - BAM Insured
7/31 at 100.00 N/R 26,173,780
840 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment
Area Project, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 N/R 798,672
Hillsborough County Industrial Development Authority,
Florida, Hospital Revenue Bonds, Florida Health Sciences
Center Inc D/B/A Tampa General Hospital, Series 2020A:
6,985 4.000%, 8/01/50 2/31 at 100.00 A 6,386,525
10,000 3.500%, 8/01/55, (UB) (4) 2/31 at 100.00 A 7,360,500
16,780 4.000%, 8/01/55 2/31 at 100.00 A 14,907,520
6,500 Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks
Rehabilitation, Series 2020, 4.000%, 11/01/45
11/29 at 100.00 A 5,831,475
Jacksonville, Florida, Special Revenue Bonds, Refunding
Series 2017A:
6,285 5.250%, 10/01/42 10/27 at 100.00 AA 6,956,490
3,930 5.250%, 10/01/47 10/27 at 100.00 AA 4,325,790
475 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2007A,
5.250%, 6/15/27
8/22 at 100.00 BB- 475,242
Lee County Industrial Development Authority, Florida,
Charter School Revenue Bonds, Lee County Community
Charter Schools, Series 2012A:
875 5.500%, 6/15/32 8/22 at 100.00 BB- 875,394
1,375 5.750%, 6/15/42 8/22 at 100.00 BB- 1,375,426
Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida
Project, Series 2021B:
5,950 3.000%, 11/15/51 11/31 at 100.00 A- 4,205,103
9,060 4.000%, 11/15/51 11/31 at 100.00 A- 8,193,592
6,340 Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue
Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%,
2/01/44 - AGM Insured
2/24 at 100.00 AA 6,579,335
4,445 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital Project, Refunding Series 2021A,
4.000%, 8/01/51, (UB) (4)
8/31 at 100.00 N/R 4,036,060
860 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%,
8/01/36
8/27 at 100.00 A+ 898,451
12,195 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2015A, 5.000%, 10/01/38, (AMT)
10/25 at 100.00 A 12,527,436

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Miami-Dade County, Florida, General Obligation Bonds,
Public Health Trust Program Series 2018A:
$ 6,990 5.000%, 7/01/46 7/29 at 100.00 AA $ 7,524,875
7,575 5.000%, 7/01/47 7/29 at 100.00 AA 8,153,048
6,000 Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009, 0.000%, 10/01/42
No Opt. Call N/R 2,367,360
7,750 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 3.000%, 10/01/51, (UB) (4)
4/31 at 100.00 AA- 6,075,147
7,500 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health, Inc., Series 2019A, 5.000%, 10/01/47
4/29 at 100.00 A+ 7,795,500
325 Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway,
Refunding & Improvement Series 2019A-1, 5.000%, 10/01/49
10/29 at 100.00 BBB+ 333,099
1,000 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding
Series 2022, 4.250%, 6/01/56
6/27 at 103.00 N/R 794,670
Pinellas County Industrial Development Authority, Florida,
Industrial Development Revenue Bonds, Drs. Kiran & Pallavi
Patel 2017 Foundation for Global Understanding, Inc.,
Project, Series 2019:
495 5.000%, 7/01/29 No Opt. Call N/R 510,112
180 5.000%, 7/01/39 7/29 at 100.00 N/R 181,901
Pompano Beach, Florida, Revenue Bonds, John Knox
Village of Florida Inc Project, Series 2021A:
1,770 4.000%, 9/01/51 9/27 at 103.00 N/R 1,430,213
3,030 4.000%, 9/01/56 9/27 at 103.00 N/R 2,371,551
5,095 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 A- 5,516,968
1,001 Riverbend West Community Development District, Hilsborough County,
Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46
5/27 at 100.00 N/R 969,769
Seminole County Industrial Development Authority,
Florida, Retirement Facility Revenue Bonds, Legacy Pointe
At UCF Project, Series 2019A:
5,000 5.250%, 11/15/39 11/26 at 103.00 N/R 4,440,450
1,015 5.500%, 11/15/49 11/26 at 103.00 N/R 889,384
5,610 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44
5/26 at 100.00 N/R 5,506,552
South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017:
5,000 5.000%, 8/15/31 8/27 at 100.00 AA- 5,445,150
3,655 5.000%, 8/15/47 8/27 at 100.00 AA- 3,808,802
500 Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A,
5.000%, 7/01/29
1/24 at 100.00 A- 512,195
Tampa, Florida, Capital Improvement Cigarette Tax
Allocation Bonds, H. Lee Moffitt Cancer Center Project,
Series 2020A:
17,442 0.000%, 9/01/45 9/30 at 54.56 A+ 5,625,568
29,185 0.000%, 9/01/49 9/30 at 46.08 A+ 7,689,664
18,422 0.000%, 9/01/53 9/30 at 38.62 A+ 3,825,513

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer
Center and Research Institute, Series 2020B:
$ 440 4.000%, 7/01/38 7/30 at 100.00 A2 $ 430,298
445 4.000%, 7/01/45 7/30 at 100.00 A2 420,725
12,685 Tampa-Hillsborough County Expressway Authority, Florida, Revenue
Bonds, Refunding Series 2017B, 4.000%, 7/01/42
7/28 at 100.00 A+ 12,465,169
170 Tolomato Community Development District, Florida, Special Assessment
Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (7)
8/22 at 100.00 N/R 2
475 Tolomato Community Development District, Florida, Special Assessment
Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (7)
8/22 at 100.00 N/R 5
270 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (5)
8/22 at 100.00 N/R 213,343
290 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)
8/22 at 100.00 N/R 3
2,650 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2022A, 4.000%, 5/01/40 - AGM Insured, 144A
5/32 at 100.00 N/R 2,518,374
Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Embry-Riddle Aeronautical University,
Refunding Series 2017:
2,380 5.000%, 10/15/42 10/27 at 100.00 A+ 2,503,855
3,000 5.000%, 10/15/47 10/27 at 100.00 A+ 3,132,780
13,000 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40
6/25 at 100.00 A- 13,331,500
Wynnmere East Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016:
470 5.125%, 5/01/36 5/28 at 100.00 N/R 466,014
930 5.500%, 5/01/46 5/28 at 100.00 N/R 931,395
565,163 Total Florida 480,885,844
Georgia - 0.5%
Atlanta Development Authority, Georgia, Senior Health
Care Facilities Revenue Bonds, Georgia Proton Treatment
Center Project, Current Interest Series 2017A-1:
2,500 6.750%, 1/01/35 (7) 1/28 at 100.00 N/R 1,325,000
1,000 7.000%, 1/01/40 (7) 1/28 at 100.00 N/R 530,000
2,000 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/40,
(AMT)
7/29 at 100.00 Aa3 1,957,500
27,265 Geo. L. Smith II Georgia World Congress Center Authority, Georgia,
Convention Center Hotel Revenue Bonds,  First Tier Series 2021A,
4.000%, 1/01/54
1/31 at 100.00 BBB- 22,777,181
Georgia Municipal Electric Authority, Plant Vogtle Units 3 &
4 Project M Bonds, Series 2019A:
1,250 5.000%, 1/01/35 7/28 at 100.00 A 1,325,988
700 5.000%, 1/01/36 7/28 at 100.00 A 739,585
590 Georgia Municipal Electric Authority, Senior Lien General Power Revenue
Bonds, Series 1993BB, 5.250%, 1/01/25 - NPFG Insured
No Opt. Call A1 613,653
1,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series
2007A, 5.500%, 9/15/28
No Opt. Call A+ 1,094,840
36,305 Total Georgia 30,363,747

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Guam - 0.1%
$ 2,020 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2021F. Forward Delivery, 4.000%, 1/01/42
1/31 at 100.00 Ba1 $ 1,789,175
Guam A.B. Won Pat  International Airport Authority,
Revenue Bonds, Series 2013C:
835 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 (6) 879,764
775 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2 802,288
1,475 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 1,540,608
5,105 Total Guam 5,011,835
Hawaii - 0.1%
1,500 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%,
7/01/43
7/23 at 100.00 AA- 1,545,450
1,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43
7/23 at 100.00 BB 1,013,840
4,545 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/45, (AMT)
7/25 at 100.00 A+ 4,664,215
7,045 Total Hawaii 7,223,505
Idaho - 0.3%
Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016:
2,300 3.500%, 9/01/33 9/26 at 100.00 BB+ 2,054,498
205 5.000%, 9/01/37 9/26 at 100.00 BB+ 211,605
Idaho Health Facilities Authority, Revenue Bonds, Saint
Luke's Health System Project, Series 2018A:
2,435 5.000%, 3/01/36 9/28 at 100.00 A- 2,602,845
2,250 5.000%, 3/01/37 9/28 at 100.00 A- 2,399,827
Idaho Health Facilities Authority, Revenue Bonds, Saint
Luke's Health System Project, Series 2021A:
500 4.000%, 3/01/46 3/32 at 100.00 N/R 471,785
8,000 3.000%, 3/01/51 3/32 at 100.00 N/R 5,803,440
1,290 Idaho Housing and Finance Association, Grant and Revenue Anticipation
Bonds, Federal Highway Trust Funds, Series 2021A, 4.000%, 7/15/39
7/31 at 100.00 A+ 1,287,085
2,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Idaho Arts Charter School, Inc. Project, Refunding Series 2016A,
5.000%, 12/01/38
12/26 at 100.00 BBB- 2,041,820
18,980 Total Idaho 16,872,905
Illinois - 7.4%
1,330 Adams County School District 172, Quincy, Illinois, General Obligation
Bonds, School Series 2017, 5.000%, 2/01/36 - AGM Insured
2/27 at 100.00 AA 1,432,038
67,800 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A- 71,588,664
625 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
12/22 at 100.00 BB 625,063
1,215 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39
12/24 at 100.00 BB 1,239,798
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2012B:
4,540 5.000%, 12/01/34 12/22 at 100.00 BB 4,540,817
3,000 4.000%, 12/01/35 12/22 at 100.00 BB 2,835,780

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 2,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 BB $ 2,057,400
35,090 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB 38,036,507
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2021A:
4,000 5.000%, 12/01/35 12/30 at 100.00 BB 4,124,360
2,000 5.000%, 12/01/40 12/30 at 100.00 BB 2,041,820
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Second Lien Series 2020A:
1,250 5.000%, 12/01/45, (UB) (4) 12/29 at 100.00 A+ 1,334,450
2,220 4.000%, 12/01/50, (UB) (4) 12/29 at 100.00 A+ 2,127,071
1,815 5.000%, 12/01/55, (UB) (4) 12/29 at 100.00 A+ 1,912,502
5,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 AA 5,146,100
12,500 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49, (UB) (4)
12/24 at 100.00 AA 12,865,250
1,120 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River
Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A
1/23 at 100.00 N/R 1,128,938
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2020A:
2,390 4.000%, 1/01/35 1/30 at 100.00 A 2,382,209
6,500 4.000%, 1/01/37 1/30 at 100.00 A 6,422,520
1,500 4.000%, 1/01/38 1/30 at 100.00 A 1,475,550
3,180 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2015C, 5.000%, 1/01/46
1/25 at 100.00 A 3,233,074
900 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2014A, 5.000%, 1/01/35
1/24 at 100.00 BBB+ 911,043
8,805 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB+ 9,459,564
920 Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2003B, 5.500%, 1/01/33
1/25 at 100.00 BBB+ 950,682
13,760 Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D, 5.500%, 1/01/40
1/25 at 100.00 BBB+ 14,176,653
7,545 Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E,
5.500%, 1/01/42
1/25 at 100.00 BBB+ 7,764,560
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
2,260 5.000%, 1/01/24 No Opt. Call BBB+ 2,318,963
935 5.000%, 1/01/25 No Opt. Call BBB+ 971,194
2,500 5.000%, 1/01/29 1/26 at 100.00 BBB+ 2,589,500
705 5.000%, 1/01/35 1/26 at 100.00 BBB+ 723,302
2,175 5.000%, 1/01/38 1/26 at 100.00 BBB+ 2,226,308
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2020A:
50 5.000%, 1/01/27 No Opt. Call BBB+ 52,918
6,000 5.000%, 1/01/30 No Opt. Call BBB+ 6,340,800
2,200 Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%,
1/01/39
1/25 at 100.00 BBB+ 2,267,848
715 Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series
2007F, 5.500%, 1/01/42
1/25 at 100.00 BBB+ 735,806
3,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien
Series 2014A, 5.000%, 1/01/31
1/24 at 100.00 A 3,068,640

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 7,595 DuPage County, Illinois, Revenue Bonds, Morton Arboretum Project,
Green Series 2020, 3.000%, 5/15/47
5/30 at 100.00 A1 $ 6,029,595
5,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47
11/28 at 100.00 A 4,714,750
Illinois Finance Authority, Health Services Facility Lease
Revenue Bonds, Provident Group - UIC Surgery Center, LLC
- University of Illinois Health Services Facility Project, Series
2020:
2,450 4.000%, 10/01/40 10/30 at 100.00 BBB+ 2,227,662
4,590 4.000%, 10/01/55 10/30 at 100.00 BBB+ 3,886,032
10,810 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/40
6/26 at 100.00 A3 11,276,668
12,295 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-Elmhurst
Health Credit Group, Series 2022A, 5.000%, 8/15/51
8/32 at 100.00 N/R 13,090,855
Illinois Finance Authority, Revenue Bonds, Northshore
University HealthSystem, Series 2020A:
1,645 5.000%, 8/15/32 8/30 at 100.00 AA- 1,836,758
1,250 5.000%, 8/15/33 8/30 at 100.00 AA- 1,387,050
9,780 3.250%, 8/15/49, (UB) (4) 8/30 at 100.00 AA- 7,809,232
10,715 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A, 5.000%, 11/15/45
11/25 at 100.00 A 10,943,872
10,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020A, 3.000%, 5/15/50, (UB) (4)
11/30 at 100.00 A 7,329,700
895 Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of
Chicago, Series 2013A, 5.500%, 7/01/28
7/23 at 100.00 A- 925,242
20 Illinois Finance Authority, Revenue Bonds, Rush University Medical Center
Obligated Group, Series 2015A, 4.000%, 11/15/39
5/25 at 100.00 AA- 19,298
1,105 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35
8/25 at 100.00 A3 1,140,183
8,760 Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed
Period Series 2021A, 4.000%, 8/15/48
8/31 at 100.00 AA- 8,021,532
13,813 Illinois Housing Development Authority, Housing Revenue Bonds, MBS
Pass Through Program, Series 2017A, 3.125%, 2/01/47 2022 01
3/26 at 100.00 Aaa 13,793,017
3,105 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, GNMA Collateralized - Lifelink Developments, Series 2006,
4.850%, 4/20/41, (AMT), (UB) (4)
9/22 at 100.00 AA+ 3,107,111
7,335 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/31 - AGM Insured
6/24 at 100.00 AA 7,653,926
Illinois State, General Obligation Bonds, December Series
2017A:
5,000 5.000%, 12/01/24 No Opt. Call BBB 5,239,650
1,560 5.000%, 12/01/32 12/27 at 100.00 BBB 1,632,571
3,725 Illinois State, General Obligation Bonds, June Series 2016, 4.000%,
6/01/36
6/26 at 100.00 BBB 3,570,636
3,495 Illinois State, General Obligation Bonds, March Series 2021A, 4.000%,
3/01/39
3/31 at 100.00 BBB 3,280,442
11,065 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 BBB 12,051,445
Illinois State, General Obligation Bonds, November Series
2017D:
11,625 5.000%, 11/01/27 No Opt. Call BBB 12,540,817
3,000 5.000%, 11/01/28 11/27 at 100.00 BBB 3,216,600

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois State, General Obligation Bonds, Refunding
September Series 2018A:
$ 2,000 5.000%, 10/01/28 No Opt. Call BBB $ 2,164,080
3,500 5.000%, 10/01/33 10/28 at 100.00 BBB 3,677,450
1,440 Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/28 7/23 at 100.00 BBB 1,471,003
5,400 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52
12/25 at 100.00 BBB+ 5,424,894
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2020A:
2,500 4.000%, 6/15/50 - BAM Insured 12/29 at 100.00 AA 2,245,025
7,000 5.000%, 6/15/50 12/29 at 100.00 BBB+ 7,072,380
7,385 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A, 4.000%, 12/15/47
12/31 at 100.00 BBB+ 6,466,675
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2015A:
2,500 0.000%, 12/15/52 - BAM Insured No Opt. Call AA 571,050
1,225 5.000%, 6/15/53 12/25 at 100.00 BBB+ 1,230,647
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Series 2002A:
10,000 0.000%, 12/15/35 - AGM Insured No Opt. Call AA 5,673,900
22,500 0.000%, 12/15/37 - NPFG Insured No Opt. Call BBB+ 11,186,100
1,838 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/34 - AGM Insured
3/24 at 100.00 AA 1,896,853
845 Quad Cities Regional Economic Development Authority, Illinois, Revenue
Bonds, Augustana College, Series 2012, 4.750%, 10/01/29
10/22 at 100.00 Baa1 846,825
4,450 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2001A,
6.000%, 7/01/27 - FGIC Insured
No Opt. Call AA+ 4,974,967
1,000 Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds,
Series 2018A, 5.000%, 1/01/36
1/28 at 100.00 AA- 1,071,170
Springfield, Illinois, Electric Revenue Bonds, Refunding
Senior Lien Series 2015:
15,530 4.000%, 3/01/40 - AGM Insured 3/25 at 100.00 AA 15,615,260
3,485 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 AA 3,683,958
5,000 University of Illinois, Auxiliary Facilities System Revenue Bonds, Series
2013A, 4.000%, 4/01/32
4/23 at 100.00 A+ 4,945,650
7,405 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.000%, 10/01/42
10/23 at 100.00 A- 7,683,058
467,181 Total Illinois 455,733,281
Indiana - 1.7%
2,000 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R 1,797,500
6,495 IIndiana Finance Authority, Hospital Revenue Bonds, Parkview Health,
Series 2018A, 5.000%, 11/01/43
11/28 at 100.00 AA- 6,849,887
825 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A, 5.000%, 12/01/40
12/27 at 103.00 N/R 737,996

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Lighthouse Academies of Northwest Indiana Inc.
Project, Series 2016:
$ 3,710 7.000%, 12/01/34, 144A 12/24 at 100.00 N/R $ 3,772,587
6,075 7.250%, 12/01/44, 144A 12/24 at 100.00 N/R 6,162,298
5,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2018, 4.000%, 6/01/44
12/28 at 100.00 A2 4,734,850
5,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2020A, 4.000%, 6/01/50
6/30 at 100.00 A2 4,623,350
1,640 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/39
10/24 at 100.00 Baa1 1,675,096
2,830 Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021A, 4.500%, 12/01/55, 144A
12/27 at 103.00 N/R 2,164,469
640 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A,
4.125%, 12/01/26
No Opt. Call B- 636,154
15,205 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 AA 16,072,141
8,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/40
10/24 at 100.00 AA 8,282,320
2,200 Indiana Health and Educational Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2006B-7, 5.000%, 11/15/46
11/26 at 100.00 AA+ 2,324,520
Indianapolis Local Public Improvement Bond Bank, Indiana,
Community Justice Campus Bonds, Courthouse & Jail
Project, Series 2019A:
6,490 5.000%, 2/01/44 2/29 at 100.00 AAA 7,113,364
23,520 5.000%, 2/01/49 2/29 at 100.00 AAA 25,643,386
Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt
Paper LLC Project, Series 2013:
105 5.875%, 1/01/24, (AMT) No Opt. Call N/R 107,058
9,185 7.000%, 1/01/44, (AMT) 1/24 at 100.00 N/R 9,545,603
98,920 Total Indiana 102,242,579
Iowa - 0.1%
4,000 Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint
Health,  Series 2016E, 4.000%, 8/15/46
2/26 at 100.00 AA- 3,766,200
2,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
8/22 at 100.00 BBB- 1,927,220
6,000 Total Iowa 5,693,420
Kansas - 0.1%
Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016:
1,500 5.000%, 12/01/36 12/26 at 100.00 Ba1 1,535,190
1,320 5.000%, 12/01/41 12/26 at 100.00 Ba1 1,342,612
1,500 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019,
5.000%, 3/01/44
3/29 at 100.00 BB- 1,418,580
4,320 Total Kansas 4,296,382
Kentucky - 1.1%
230 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project, Refunding
Series 2019, 4.000%, 2/01/35
2/30 at 100.00 BBB+ 220,391

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
$ 10,000 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 A1 $ 8,109,200
Kentucky Bond Development Corporation, Transient Room
Tax Revenue Bonds, Lexington Center Corporation Project,
Series 2018A:
2,545 5.000%, 9/01/43 9/28 at 100.00 A2 2,764,633
2,600 5.000%, 9/01/48 9/28 at 100.00 A2 2,809,560
6,565 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured, (UB) (4)
12/27 at 100.00 AA 7,205,613
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
2,745 5.000%, 7/01/27 7/25 at 100.00 BBB+ 2,886,340
2,100 5.000%, 7/01/33 7/25 at 100.00 BBB+ 2,174,802
5,655 5.000%, 7/01/37 7/25 at 100.00 BBB+ 5,831,832
2,175 5.000%, 1/01/45 7/25 at 100.00 BBB+ 2,224,307
Kentucky Municipal Power Agency, Power System Revenue
Bonds, Prairie State Project, Refunding Series 2020A.
Forward Delivery:
1,000 5.000%, 9/01/34 9/29 at 100.00 Baa1 1,095,940
725 5.000%, 9/01/35 9/29 at 100.00 Baa1 791,707
Kentucky State Property and Buildings Commission,
Revenue Bonds, Project 119, Series 2018:
2,000 5.000%, 5/01/35 5/28 at 100.00 A1 2,162,860
2,500 5.000%, 5/01/36 5/28 at 100.00 A1 2,698,675
4,000 5.000%, 5/01/37 5/28 at 100.00 A1 4,309,760
Kentucky State Property and Buildings Commission,
Revenue Bonds, Project 122, Series 2019A:
1,000 4.000%, 11/01/35 11/28 at 100.00 A1 1,040,950
1,250 4.000%, 11/01/36 11/28 at 100.00 A1 1,299,188
760 Kentucky State University, Certificates of Participation, Series 2021,
4.000%, 11/01/46 - BAM Insured
11/31 at 100.00 AA 756,998
Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare Inc,
Series 2016A:
5,735 5.000%, 10/01/31 10/26 at 100.00 A+ 6,096,649
2,785 4.000%, 10/01/35 10/26 at 100.00 A+ 2,730,191
5,415 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2020A, 3.000%,
10/01/43
10/29 at 100.00 A+ 4,104,462
8,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018C-2, 2.011%, 12/01/49, (Mandatory Put 6/01/25) (1-Month
LIBOR*0.67% reference rate + 1.300% spread) (9)
3/25 at 100.00 A1 7,891,600
69,785 Total Kentucky 69,205,658

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana - 1.3%
Calcasieu Parish Memorial Hospital Service District,
Louisiana, Revenue Bonds, Lake Charles Memorial Hospital,
Refunding Series 2019:
$ 2,770 5.000%, 12/01/25 No Opt. Call BB $ 2,910,882
1,455 5.000%, 12/01/26 No Opt. Call BB 1,543,275
1,525 5.000%, 12/01/27 No Opt. Call BB 1,628,486
1,605 5.000%, 12/01/28 No Opt. Call BB 1,720,496
2,930 5.000%, 12/01/29 No Opt. Call BB 3,152,211
1,700 5.000%, 12/01/34 12/29 at 100.00 BB 1,775,718
2,625 5.000%, 12/01/39 12/29 at 100.00 BB 2,702,044
16,495 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 3.000%, 5/15/47, (UB) (4)
5/30 at 100.00 A 12,626,758
22,955 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R 23,267,418
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Tulane University, Refunding Series 2020A:
2,115 4.000%, 4/01/50 4/30 at 100.00 N/R 1,903,732
285 4.000%, 4/01/50, (Pre-refunded 4/01/30) 4/30 at 100.00 N/R (6) 307,122
2,030 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 A 2,066,743
1,050 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 A (6) 1,109,818
6,750 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Series 2020E, 5.000%, 4/01/44, (AMT)
4/30 at 100.00 A 7,099,245
2,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call BB- 2,213,600
500 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB- 554,620
6,425 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call BB- 7,111,190
2,930 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB- 3,062,436
1,650 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB- 1,535,705
1,135 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien
Series 2019B, 4.000%, 12/01/49 - AGM Insured
12/28 at 100.00 AA 1,112,277
1,225 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, North Oaks Health System Project, Refunding Series 2021,
4.000%, 2/01/38
2/31 at 100.00 N/R 1,143,942
82,155 Total Louisiana 80,547,718
Maine - 0.1%
Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A:
2,355 4.000%, 7/01/45 7/30 at 100.00 A+ 2,262,872
2,755 4.000%, 7/01/50 7/30 at 100.00 A+ 2,589,122
1,420 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.300%, 11/15/46, (UB)
11/30 at 100.00 AA+ 987,795

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maine (continued)
Portland, Maine, General Airport Revenue Bonds,
Refunding Series 2013:
$ 460 5.000%, 7/01/26 7/23 at 100.00 BBB+ $ 470,170
1,000 5.000%, 7/01/27 7/23 at 100.00 BBB+ 1,021,330
7,990 Total Maine 7,331,289
Maryland - 0.8%
10,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/39
9/27 at 100.00 CCC 9,439,600
1,015 Frederick County, Maryland, Special Tax Limited Obligation Bonds,
Jefferson Technology Park Project, Refunding Series 2020A, 5.000%,
7/01/43, 144A
7/30 at 102.00 N/R 976,704
725 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R 698,219
2,000 Maryland Community Development Administration, 2.150%, 9/01/43, (UB) 3/30 at 100.00 Aa1 1,373,240
3,360 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41, (UB) (4)
3/30 at 100.00 Aa1 2,371,723
Maryland Economic Development Corporation Economic
Development Revenue Bonds, Terminal Project,  Series
2019A:
450 5.000%, 6/01/44, (AMT) 6/29 at 100.00 Baa3 466,218
900 5.000%, 6/01/49, (AMT) 6/29 at 100.00 Baa3 927,900
Maryland Health and HIgher Educational Facilities
Authority, Revenue Bonds, Greater Baltimore Medical
Center, Series 2021A:
5,860 3.000%, 7/01/46, (UB) (4) 7/31 at 100.00 A+ 4,471,180
4,140 2.500%, 7/01/51, (UB) (4) 7/31 at 100.00 N/R 2,652,332
14,350 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42, (UB) (4)
2/25 at 100.00 A 14,792,267
6,595 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2021, 4.000%, 6/01/46, (UB) (4)
6/31 at 100.00 N/R 6,460,066
3,405 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2022A, 4.000%, 6/01/52, (UB)
6/32 at 100.00 N/R 3,284,293
52,800 Total Maryland 47,913,742
Massachusetts - 2.2%
10,000 Attleboro, Massachusetts, General Obligation Bonds, School Project,
Series 2020, 2.625%, 10/15/50, (UB) (4)
10/28 at 100.00 AA 7,043,800
8,620 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Lien Capital Appreciation Series 2016A, 0.000%, 7/01/32
7/26 at 85.54 AA 6,089,340
1,000 Massachusetts Development Finance Agency Revenue Refunding Bonds,
NewBridge on the Charles, Inc. Issue, Series 2017, 5.000%, 10/01/57,
144A
10/22 at 105.00 BB+ 1,052,870
4,350 Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 0.000%, 10/15/37
(7)
8/22 at 100.00 N/R 1,827,000
Massachusetts Development Finance Agency, Revenue
Bonds, Beth Israel Lahey Health Issue, Series 2019K:
1,315 5.000%, 7/01/31 7/29 at 100.00 A 1,418,135
1,250 5.000%, 7/01/32 7/29 at 100.00 A 1,343,713

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue
Bonds, Boston Medical Center Issue, Series 2016E:
$ 1,200 5.000%, 7/01/35 7/26 at 100.00 BBB $ 1,244,340
5,590 5.000%, 7/01/37 7/26 at 100.00 BBB 5,784,476
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
10,000 5.000%, 7/01/43 7/28 at 100.00 A 10,488,800
6,750 5.000%, 7/01/53 7/28 at 100.00 A 7,000,965
10,410 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2016A, 5.000%, 1/01/47
1/27 at 100.00 BBB+ 10,590,301
1,500 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 Baa2 1,536,570
1,035 Massachusetts Development Finance Agency, Revenue Bonds, Loomis
Communities, Series 2013A, 4.875%, 1/01/24
1/23 at 100.00 BBB 1,051,539
Massachusetts Development Finance Agency, Revenue
Bonds, Southcoast Health System Obligated Group Issue,
Series 2021G:
1,400 4.000%, 7/01/46 7/31 at 100.00 A- 1,244,740
355 5.000%, 7/01/50 7/31 at 100.00 A- 364,695
Massachusetts Development Finance Agency, Revenue
Bonds, Wellforce Issue, Series 2019A:
2,500 5.000%, 7/01/39 1/29 at 100.00 BBB+ 2,624,375
10,165 5.000%, 7/01/44 1/29 at 100.00 BBB+ 10,582,375
920 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2020C, 4.000%, 10/01/45 - AGM Insured
10/30 at 100.00 AA 873,319
Massachusetts Development Finance Agency, Revenue
Bonds, Woods Hole Oceanographic Institution, Series
2018:
3,490 5.000%, 6/01/43 6/28 at 100.00 AA- 3,784,068
6,210 5.000%, 6/01/48 6/28 at 100.00 AA- 6,682,022
Massachusetts Port Authority, Revenue Bonds, Series
2021E:
12,000 5.000%, 7/01/46, (AMT) 7/31 at 100.00 Aa2 12,772,320
7,500 5.000%, 7/01/51, (AMT) 7/31 at 100.00 Aa2 7,947,150
3,010 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2016A, 5.000%, 3/01/46
3/24 at 100.00 Aa1 3,089,916
5,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/43
11/27 at 100.00 Aa1 5,390,800
17,275 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2020C, 3.000%, 3/01/47, (UB) (4)
3/30 at 100.00 Aa1 14,044,575
10,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2021B, 2.125%, 4/01/51, (UB)
4/31 at 100.00 Aa1 6,193,000
142,845 Total Massachusetts 132,065,204
Michigan - 1.0%
2,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Social Bond
Series 2021A, 5.000%, 4/01/46
4/31 at 100.00 BB- 2,037,380
4,965 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/51, (AMT)
1/32 at 100.00 N/R 5,371,435
3,755 Lansing Community College, Michigan, General Obligation Bonds,
College Building & Site, Limited Tax Series 2019, 3.000%, 5/01/49
5/29 at 100.00 AA 3,060,851

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 2,485 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 Aa3 $ 2,729,847
Michigan Finance Authority, Distributable State Aid
Revenue Bonds, Charter County of Wayne, Second Lien
Refunding Series 2020:
9,730 4.000%, 11/01/50, (UB) (4) 11/30 at 100.00 AA 9,056,781
Michigan Finance Authority, Michigan, Revenue Bonds,
Trinity Health Credit Group, Refunding Series 2016MI:
9,970 5.000%, 12/01/45 6/26 at 100.00 AA- 10,349,159
145 5.000%, 12/01/45, (Pre-refunded 6/01/26) 6/26 at 100.00 N/R (6) 159,544
2,750 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020A-CL-1, 4.000%, 6/01/49
12/30 at 100.00 BBB+ 2,460,452
76,205 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65
12/30 at 18.38 N/R 6,978,092
1,250 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds,  Chandler Park Academy Project, Series 2008, 6.500%,
11/01/35
8/22 at 100.00 BBB- 1,250,712
13,500 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2020-I, 3.000%, 10/15/51, (UB) (4)
10/31 at 100.00 Aa2 10,773,135
5,000 Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds,
William Beaumont Hospital Obligated Group, Refunding Series 2014D,
5.000%, 9/01/39, (Pre-refunded 3/01/24)
3/24 at 100.00 A+ (6) 5,250,450
131,755 Total Michigan 59,477,838
Minnesota - 1.1%
310 Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint
Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/41
8/26 at 100.00 BB+ 263,763
City of Ham Lake, Minnesota, Charter School Lease
Revenue Bonds, DaVinci Academy Project,Series 2016A:
150 5.000%, 7/01/36 7/24 at 102.00 N/R 152,545
270 5.000%, 7/01/47 7/24 at 102.00 N/R 270,770
4,050 City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian
Home Project, Series 2016, 5.000%, 10/01/51
10/24 at 102.00 N/R 3,559,950
Columbus, Minnesota, Senior Housing Revenue Bonds,
Richfield Senior Housing, Inc., Refunding Series 2015:
250 5.250%, 1/01/40 1/23 at 100.00 N/R 212,067
675 5.250%, 1/01/46 1/23 at 100.00 N/R 545,049
Dakota County Community Development Agency,
Minnesota, Senior Housing Revenue Bonds, Walker
Highview Hills LLC Project, Refunding Series 2016A:
1,555 5.000%, 8/01/46, 144A 8/22 at 100.00 N/R 1,539,901
1,250 5.000%, 8/01/51, 144A 8/22 at 100.00 N/R 1,227,387
Forest Lake, Minnesota Charter School Lease Revenue
Bonds, North Lakes Academy, Refunding Series 2021A:
3,295 5.000%, 7/01/41 7/31 at 100.00 N/R 3,061,978
11,160 5.000%, 7/01/56 7/31 at 100.00 N/R 9,752,054
2,575 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 5.000%, 11/01/47
11/26 at 100.00 BB 2,485,184
2,250 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/45
10/28 at 100.00 Baa1 2,360,497
5,056 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47
7/26 at 100.00 Aaa 4,894,707

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 13,692 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017G, 2.650%, 10/01/47
2047 2047
1/27 at 100.00 Aaa $ 13,180,153
500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.125%, 9/01/47
9/24 at 102.00 BB+ 418,855
1,000 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%,
11/15/47
11/27 at 100.00 A+ 1,030,800
16,825 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT), 144A
10/22 at 100.00 BBB- 16,514,411
St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
2,500 5.000%, 11/15/27, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R (6) 2,709,825
235 5.000%, 11/15/44, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R (6) 254,724
67,598 Total Minnesota 64,434,620
Mississippi - 0.4%
1,290 Mississippi Business Finance Corporation, Revenue Bonds, System Energy
Resources, Inc. Project, Refunding Series 2021, 2.375%, 6/01/44, (UB)
(4)
6/26 at 100.00 A 873,072
3,420 Mississippi Development Bank, Special Obligation Bonds, Gulfport Water
and Sewer System Project, Series 2005, 5.250%, 7/01/24 - AGM Insured,
(ETM)
No Opt. Call AA (6) 3,535,972
1,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%,
10/15/35
10/25 at 100.00 A+ 1,047,410
Mississippi State, Gaming Tax Revenue Bonds, Series
2019A:
3,255 5.000%, 10/15/31 10/28 at 100.00 A+ 3,585,448
2,415 5.000%, 10/15/32 10/28 at 100.00 A+ 2,646,574
1,030 5.000%, 10/15/33 10/28 at 100.00 A+ 1,125,780
2,450 5.000%, 10/15/36 10/28 at 100.00 A+ 2,657,809
7,000 4.000%, 10/15/38 10/28 at 100.00 A+ 6,795,040
1,000 University of Mississippi Educational Building Corporation, Revenue
Bonds, Facilities Refinancing Project, Refunding Series 2019A, 3.000%,
10/01/34
10/29 at 100.00 Aa2 943,620
22,860 Total Mississippi 23,210,725
Missouri - 3.3%
3,185 Bi-State Development Agency, Missouri, Bi-State MetroLink District, St
Clair County Metrolink Extension Project Bonds, Refunding Series 2006,
5.250%, 7/01/27 - AGM Insured
No Opt. Call AA 3,593,922
Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2021:
645 4.000%, 3/01/41 3/31 at 100.00 BBB- 566,555
2,005 3.000%, 3/01/46 3/31 at 100.00 BBB- 1,394,257
530 4.000%, 3/01/46 3/31 at 100.00 BBB- 449,058
2,500 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, School Building Series 2018A, 6.000%,
3/01/38
3/29 at 100.00 AA+ 3,011,550
5,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019A, 5.000%, 3/01/44, (AMT)
3/29 at 100.00 A2 5,203,750

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Kansas City Industrial Development Authority, Missouri,
Airport Special Obligation Bonds, Kansas City International
Airport Terminal Modernization Project, Series 2019B:
$ 18,000 5.000%, 3/01/46, (AMT) 3/29 at 100.00 A2 $ 18,684,180
34,115 5.000%, 3/01/54, (AMT) 3/29 at 100.00 A2 35,244,547
2,475 5.000%, 3/01/55 - AGM Insured, (AMT) 3/29 at 100.00 AA 2,561,254
15,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 A 14,019,450
5,490 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45
1/25 at 100.00 AA 5,346,766
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020:
5,000 4.000%, 6/01/50 6/30 at 100.00 A+ 4,582,400
18,620 3.000%, 6/01/53, (UB) (4) 6/30 at 100.00 A+ 13,372,512
35,000 4.000%, 6/01/53, (UB) (4) 6/30 at 100.00 A+ 31,767,400
2,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2016, 4.000%, 5/15/39
5/26 at 100.00 N/R 1,988,180
5,806 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2016D, 3.400%, 11/01/46
11/25 at 100.00 AA+ 5,795,727
2,260 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2017C, 3.300%, 12/01/47
2/27 at 100.00 AA+ 2,250,599
2,250 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%,
1/01/28
1/25 at 100.00 A 2,387,048
15,100 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%,
1/01/35
1/26 at 100.00 A 15,438,844
Saint Louis Municipal Finance Corporation, Missouri,
Leasehold Revenue Bonds, Convention Center, Expansion
& Improvement Projects Series 2020:
2,500 5.000%, 10/01/40 - AGM Insured, (UB) (4) 10/30 at 100.00 AA 2,772,100
1,190 5.000%, 10/01/45 - AGM Insured, (UB) (4) 10/30 at 100.00 AA 1,299,920
5,770 5.000%, 10/01/49 - AGM Insured, (UB) (4) 10/30 at 100.00 AA 6,280,068
Saint Louis Municipal Finance Corporation, Missouri,
Leasehold Revenue Bonds, Convention Center, Series
2010A:
5,000 0.000%, 7/15/31 - AGC Insured No Opt. Call AA 3,576,000
7,000 0.000%, 7/15/32 - AGC Insured No Opt. Call AA 4,779,320
6,250 0.000%, 7/15/33 - AGC Insured No Opt. Call AA 4,066,250
7,000 0.000%, 7/15/34 - AGC Insured No Opt. Call AA 4,342,380
6,000 0.000%, 7/15/35 - AGC Insured No Opt. Call AA 3,545,340
2,000 0.000%, 7/15/36 - AGC Insured No Opt. Call AA 1,124,880
1,288 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion
Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26
9/22 at 100.00 N/R 437,920
1,324 Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette
Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28
8/22 at 100.00 N/R 714,960
220,303 Total Missouri 200,597,137
Montana - 0.2%
1,910 Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 BBB 1,971,578

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Montana (continued)
$ 2,505 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 5.000%, 6/01/48
6/28 at 100.00 A $ 2,591,423
9,130 Montana Facility Finance Authority, Revenue Bonds, Billings Clinic
Obligated Group, Series 2018A, 5.000%, 8/15/48
8/28 at 100.00 AA- 9,564,405
13,545 Total Montana 14,127,406
Nebraska - 0.7%
3,075 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/30
No Opt. Call A 3,283,178
1,740 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015,
5.000%, 11/01/45
11/25 at 100.00 A 1,779,446
1,590 Douglas County, Nebraska, Educational Facilities Revenue Bonds,
Creighton University Projects, Series 2021A, 3.000%, 7/01/51, (UB) (4)
1/32 at 100.00 A2 1,152,782
Omaha Public Power District, Nebraska, Separate Electric
System Revenue Bonds, Nebraska City 2, Refunding Series
2016A:
18,465 5.000%, 2/01/46, (UB) (4) 2/26 at 100.00 A+ 19,582,686
10,000 5.000%, 2/01/49, (UB) (4) 2/26 at 100.00 A+ 10,591,400
7,500 University of Nebraska Facilities Corporation, Nebraska, Facilities Program
Bonds, Series 2021A, 4.000%, 7/15/62, (UB) (4)
7/31 at 100.00 Aa1 7,086,525
42,370 Total Nebraska 43,476,017
Nevada - 0.9%
Carson City, Nevada, Hospital Revenue Bonds, Carson
Tahoe Regional Healthcare Project, Series 2017A:
265 5.000%, 9/01/29 9/27 at 100.00 A- 285,246
750 5.000%, 9/01/30 9/27 at 100.00 A- 802,343
730 5.000%, 9/01/32 9/27 at 100.00 A- 771,369
1,965 5.000%, 9/01/42 9/27 at 100.00 A- 2,037,253
1,150 5.000%, 9/01/47 9/27 at 100.00 A- 1,185,799
13,600 Clark County, Nevada, General Obligation Bonds, Stadium Improvement,
Limited Tax Additionally Secured by Pledged Revenues, Series 2018A,
5.000%, 5/01/48
6/28 at 100.00 AA+ 14,596,336
4,765 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 N/R 3,854,599
2,515 Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro
College and Unversity System, Series 2014A, 5.500%, 1/01/34
7/24 at 100.00 BBB- 2,550,839
Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series
2016:
1,125 4.000%, 9/01/25 No Opt. Call N/R 1,127,891
1,800 4.000%, 9/01/35 9/26 at 100.00 N/R 1,665,432
2,500 Las Vegas Convention and Visitors Authority, Nevada, Convention Center
Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49
7/28 at 100.00 Aa3 2,470,500
20,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Water Improvement Series 2016A, 5.000%, 6/01/46, (UB) (4)
6/26 at 100.00 Aa1 21,206,000
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 607 Providence, Refunding Series
2013:
225 5.000%, 6/01/23 No Opt. Call N/R 228,429
200 4.250%, 6/01/24 6/23 at 103.00 N/R 202,752

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
$ 1,625 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/31
12/25 at 100.00 N/R $ 1,651,585
1,765 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 816 Summerlin Village 22, Series 2021, 3.000%, 6/01/41
6/31 at 100.00 N/R 1,266,317
Sparks, Nevada, Sales Tax Revenue Bonds, Tourism
Improvement District 1 Legends at Sparks Marina,
Refunding Senior Series 2019A:
220 2.500%, 6/15/24, 144A No Opt. Call Ba2 212,883
790 2.750%, 6/15/28, 144A No Opt. Call Ba2 708,796
55,990 Total Nevada 56,824,369
New Hampshire - 0.7%
8,524 National Finance Authority, New Hampshire, Municipal Certificates Series
2020-1 Class A, 4.125%, 1/20/34
No Opt. Call BBB 8,391,249
8,170 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42,
(AMT), 144A
7/23 at 100.00 B1 7,701,696
4,420 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020B, 3.750%, 7/01/45,
(AMT), (Mandatory Put 7/02/40), 144A
7/25 at 100.00 B1 3,609,372
New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group,
Series 2018A:
1,000 5.000%, 8/01/34 2/28 at 100.00 A 1,054,030
725 5.000%, 8/01/36 2/28 at 100.00 A 760,271
17,040 New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Dartmouth-Hitchcock Obligated Group, Series 2020A, 5.000%, 8/01/59
No Opt. Call A 18,603,931
39,879 Total New Hampshire 40,120,549
New Jersey - 2.8%
4,510 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Series 2013A, 5.750%, 2/15/42
2/23 at 100.00 BBB+ 4,570,389
5,500 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/39
1/29 at 100.00 A+ 5,867,125
Essex County Improvement Authority, New Jersey, Friends
of TEAM Charter Schools Inc -2021 Project, Social Series
2021:
1,100 4.000%, 6/15/51 6/31 at 100.00 BBB 960,476
3,030 4.000%, 6/15/56 6/31 at 100.00 BBB 2,568,046
3,215 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 4.000%,
7/01/34
7/27 at 100.00 Baa3 3,218,119
9,090 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.500%, 6/15/29
12/26 at 100.00 Baa1 9,807,746
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2019LLL:
5,500 5.000%, 6/15/36 12/29 at 100.00 Baa1 5,822,630
5,000 5.000%, 6/15/49 12/29 at 100.00 Baa1 5,178,150
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2019MMM:
1,155 5.000%, 6/15/34 12/29 at 100.00 Baa1 1,231,253
2,580 4.000%, 6/15/35 12/29 at 100.00 Baa1 2,577,704
1,665 4.000%, 6/15/36 12/29 at 100.00 Baa1 1,658,939

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Social Series 2021QQQ:
$ 7,295 4.000%, 6/15/46 12/30 at 100.00 Baa1 $ 6,730,002
2,190 4.000%, 6/15/50 12/30 at 100.00 Baa1 1,998,047
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
1999:
530 5.125%, 9/15/23, (AMT) 8/22 at 101.00 Ba3 533,466
1,650 5.250%, 9/15/29, (AMT) 8/22 at 101.00 Ba3 1,669,041
2,255 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%,
11/15/30, (AMT)
3/24 at 101.00 Ba3 2,290,584
1,640 New Jersey Educational Facilities Authority, Revenue Bonds, Stevens
Institute of Technology Issue, Green Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 BBB+ 1,463,438
New Jersey Health Care Facilities Authority, Revenue
Bonds, Atlanticare Health System Obligated Group Issue,
Series 2021:
1,250 3.000%, 7/01/38 7/31 at 100.00 AA- 1,071,163
4,110 3.000%, 7/01/41 7/31 at 100.00 AA- 3,408,176
1,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Princeton HealthCare System, Series 2016A, 5.000%, 7/01/31
7/26 at 100.00 AA 1,069,010
1,460 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 -
AGM Insured
7/25 at 100.00 AA 1,491,945
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Valley Health System Obligated Group,
Series 2019:
3,950 4.000%, 7/01/37 7/29 at 100.00 A+ 3,881,547
1,030 4.000%, 7/01/44 7/29 at 100.00 A+ 975,286
6,380 New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A, 3.000%, 6/01/32
No Opt. Call A3 5,992,670
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A:
1,475 5.000%, 6/15/30 6/26 at 100.00 A+ 1,571,937
1,035 5.000%, 6/15/31 6/26 at 100.00 A+ 1,099,460
1,620 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/38
12/31 at 100.00 N/R 1,596,429
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Forward Delivery Series
2022A:
2,315 4.000%, 6/15/39 6/32 at 100.00 Baa1 2,266,639
2,500 4.000%, 6/15/40 6/32 at 100.00 Baa1 2,400,800
2,285 4.000%, 6/15/41 6/32 at 100.00 Baa1 2,177,148
1,880 4.000%, 6/15/42 6/32 at 100.00 Baa1 1,775,021
19,550 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/38
6/24 at 100.00 Baa1 19,891,343
4,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/41
6/25 at 100.00 Baa1 4,638,825
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019BB:
5,500 5.000%, 6/15/44 12/28 at 100.00 Baa1 5,705,535
4,000 5.000%, 6/15/50 12/28 at 100.00 Baa1 4,136,680

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
$ 2,670 4.000%, 6/15/40 12/30 at 100.00 Baa1 $ 2,564,054
5,465 4.000%, 6/15/45 12/30 at 100.00 Baa1 5,071,684
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2021A:
1,450 4.000%, 6/15/35 6/31 at 100.00 Baa1 1,448,709
2,975 4.000%, 6/15/36 6/31 at 100.00 Baa1 2,964,171
3,175 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/26 - AGM Insured
No Opt. Call AA 3,486,849
South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2020A:
1,160 5.000%, 11/01/41 - BAM Insured 11/30 at 100.00 AA 1,263,182
600 5.000%, 11/01/45 11/30 at 100.00 BBB+ 621,492
6,250 4.000%, 11/01/50 11/30 at 100.00 BBB+ 5,414,500
South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Subordinate Series
2020A:
1,250 5.000%, 11/01/45 - BAM Insured 11/30 at 100.00 AA 1,350,650
1,100 4.000%, 11/01/50 - BAM Insured 11/30 at 100.00 AA 996,413
26,165 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BB+ 26,176,774
176,005 Total New Jersey 174,653,247
New Mexico - 0.1%
3,915 Los Ranchos de Albuquerque, New Mexico, Educational Facilities Revenue
Bonds, Albuquerque Academy Project, Refunding Series 2020, 4.000%,
9/01/40
9/30 at 100.00 A- 3,923,182
990 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.350%, 7/01/51
7/30 at 100.00 Aaa 718,463
4,905 Total New Mexico 4,641,645
New York - 16.8%
11,125 Brooklyn Arena Local Development Corporation, New York, Payment in
Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series
2016A, 5.000%, 7/15/42
1/27 at 100.00 Ba1 11,196,422
4,880 Brooklyn Arena Local Development Corporation, New York, Payment
in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009,
0.000%, 7/15/33
No Opt. Call Ba1 2,776,427
Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Charter School for
Applied Technologies, Series 2017A:
500 4.500%, 6/01/27 6/24 at 103.00 BBB 513,520
250 5.000%, 6/01/35 6/24 at 103.00 BBB 260,053
1,440 Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System
Revenue Bonds, Series 2017, 5.000%, 1/01/47
1/27 at 100.00 A+ 1,555,790
2,500 Build New York City Resource Corporation, New York, Revenue Bonds,
Manhattan College, Series 2017, 5.000%, 8/01/47
8/27 at 100.00 A- 2,575,625
2,310 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R 2,377,775
Build NYC Resource Corporation, New York, Revenue
Bonds, Family Life Academy Charter School, Series
2020A-1:
1,790 5.250%, 6/01/40, 144A 12/30 at 100.00 N/R 1,493,719
4,800 5.500%, 6/01/55, 144A 12/30 at 100.00 N/R 3,806,688

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Build NYC Resource Corporation, New York, Revenue
Bonds, Family Life Academy Charter School, Series
2020C-1:
$ 1,300 5.000%, 6/01/40, 144A 12/30 at 100.00 N/R $ 1,142,856
3,035 5.000%, 6/01/55, 144A 12/30 at 100.00 N/R 2,457,925
3,500 Dormitory Authority of the State of New York, Revenue Bonds, Catholic
Health System Obligated Group Series 2019A, 4.000%, 7/01/45
7/29 at 100.00 BBB 2,690,835
8,145 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/45
7/25 at 100.00 A- 8,358,643
3,930 Dormitory Authority of the State of New York, Revenue Bonds, Interagency
Council Pooled Loan Program, Series 2020A-1, 4.000%, 7/01/35
7/30 at 100.00 Aa3 3,938,371
7,500 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/53
7/30 at 100.00 A 7,032,075
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated Group,
Series 2017:
100 5.000%, 12/01/34, 144A 6/27 at 100.00 BBB- 104,090
300 5.000%, 12/01/36, 144A 6/27 at 100.00 BBB- 311,508
2,790 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2019A, 5.000%, 10/01/33
10/27 at 100.00 AA- 3,058,063
4,450 Dormitory Authority of the State of New York, Revenue Bonds, State
University of New York Dormitory Facilities, Series 2018A, 5.000%,
7/01/43
7/28 at 100.00 Aa3 4,887,969
Dormitory Authority of the State of New York, Revenue
Bonds, Teachers College, Series 2017:
500 5.000%, 7/01/29 7/27 at 100.00 A+ 543,660
175 5.000%, 7/01/32 7/27 at 100.00 A+ 188,499
7,500 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015E, 3.250%, 3/15/35
9/23 at 100.00 AA+ 7,175,175
15,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2020A Bidding Group 1 thru 5,
3.000%, 3/15/50, (UB) (4)
9/30 at 100.00 AA+ 11,875,800
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2021A:
4,850 3.000%, 3/15/42 (WI/DD, Settling 7/08/22) 3/31 at 100.00 AA+ 3,992,229
20,000 4.000%, 3/15/43 3/31 at 100.00 N/R 19,580,000
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2021E:
6,000 3.000%, 3/15/50 3/32 at 100.00 N/R 4,750,320
26,960 3.000%, 3/15/51 3/32 at 100.00 N/R 21,217,790
14,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 5.000%, 3/15/38
3/28 at 100.00 AA+ 15,149,680
Dormitory Authority of the State of New York, State Sales
Tax Revenue Bonds, Series 2018C:
4,000 5.000%, 3/15/36 3/28 at 100.00 AA+ 4,348,880
10,000 5.000%, 3/15/37 3/28 at 100.00 AA+ 10,844,900
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Refunding Series 2020B:
950 4.760%, 2/01/27 No Opt. Call N/R 937,318
1,255 5.570%, 2/01/41 2/30 at 100.00 N/R 1,265,730

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,365 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
6.240%, 2/01/47
2/27 at 100.00 N/R $ 1,423,163
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
5.530%, 2/01/40
2/30 at 100.00 N/R 1,008,560
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2021A:
475 4.050%, 2/01/31 2/30 at 100.00 A2 421,520
885 4.450%, 2/01/41 2/30 at 100.00 A2 730,859
1,560 4.600%, 2/01/51 2/30 at 100.00 A2 1,224,226
6,500 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 A 7,049,120
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020C-1:
11,000 4.750%, 11/15/45, (UB) (4) 5/30 at 100.00 A3 11,143,330
9,015 5.000%, 11/15/50, (UB) (4) 5/30 at 100.00 A3 9,297,079
4,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-3, 4.000%,
11/15/49, (UB) (4)
11/30 at 100.00 A3 3,534,200
4,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014B, 5.250%, 11/15/32
5/24 at 100.00 A3 4,129,920
17,750 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015A-2, 5.000%, 11/15/45, (Mandatory Put 5/15/30),
(UB) (4)
No Opt. Call A3 19,393,473
15,290 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015C-1, 5.000%, 11/15/35, (UB) (4)
11/25 at 100.00 A3 15,766,895
Monroe County Industrial Development Corporation, New
York, Revenue Bonds,  University of Rochester Project,
Series 2017A:
1,400 5.000%, 7/01/34 7/27 at 100.00 AA- 1,519,490
1,000 5.000%, 7/01/36 7/27 at 100.00 AA- 1,082,700
1,000 5.000%, 7/01/37 7/27 at 100.00 AA- 1,081,120
7,100 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%,
12/01/46
12/26 at 100.00 BBB+ 7,173,627
Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Rochester Regional Health Project,
Series 2020A:
1,685 3.000%, 12/01/37 12/30 at 100.00 BBB+ 1,322,321
3,100 3.000%, 12/01/40 12/30 at 100.00 BBB+ 2,267,991
1,880 4.000%, 12/01/46 12/30 at 100.00 BBB+ 1,631,652
985 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann?s Community Project, Series 2019, 4.000%, 1/01/30
1/26 at 103.00 N/R 897,552
1,215 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 N/R 1,083,282
9,265 Monroe County Industrial Development Corporation, New York, Tax-
Exempt Revenue Bonds, Highland Hospital of Rochester Project, Series
2020, 3.000%, 7/01/50, (UB) (4)
7/30 at 100.00 A 6,785,501

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Nassau County Local Economic Assistance Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014:
$ 235 5.000%, 7/01/23 No Opt. Call A- $ 242,405
300 5.000%, 7/01/24 No Opt. Call A- 313,542
210 5.000%, 7/01/26 7/24 at 100.00 A- 218,509
4,500 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2021-1, 2.450%, 11/01/45, (UB)
9/29 at 100.00 N/R 3,255,480
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Bronx Parking Development
Company, LLC Project, Series 2007:
3,000 0.000%, 10/01/37 (7) 8/22 at 100.00 N/R 2,400,000
1,000 0.000%, 10/01/46 (7) 8/22 at 100.00 N/R 800,000
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A:
1,645 3.000%, 1/01/40 - AGM Insured 1/31 at 100.00 AA 1,367,949
6,450 3.000%, 1/01/46 - AGM Insured, (UB) (4) 1/31 at 100.00 AA 4,981,980
600 3.000%, 1/01/46 - AGM Insured 1/31 at 100.00 AA 463,440
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee
Stadium Project, Series 2020A:
1,615 3.000%, 3/01/39 - AGM Insured, (UB) (4) 9/30 at 100.00 AA 1,366,080
1,155 3.000%, 3/01/40 - AGM Insured, (UB) (4) 9/30 at 100.00 AA 965,407
8,665 4.000%, 3/01/45 - AGM Insured 9/30 at 100.00 N/R 8,184,092
2,635 3.000%, 3/01/49 - AGM Insured, (UB) (4) 9/30 at 100.00 AA 1,971,323
1,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series DD, 5.000%, 6/15/47
12/26 at 100.00 AA+ 1,076,400
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series EE, 5.000%, 6/15/37
6/27 at 100.00 AA+ 5,385,600
21,515 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2019
Series DD-2, 5.250%, 6/15/49
6/28 at 100.00 AA+ 23,480,180
3,825 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2019
Series FF-2, 4.000%, 6/15/41
6/29 at 100.00 AA+ 3,802,165
2,500 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series AA, 4.000%, 6/15/40
12/29 at 100.00 N/R 2,490,725
5,290 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series CC-1, 4.000%, 6/15/39
12/29 at 100.00 N/R 5,284,445
New York City Municipal Water Finance Authority, New
York, Water and Sewer System Second General Resolution
Revenue Bonds, Fiscal 2020 Series GG-1:
13,000 5.000%, 6/15/48 6/30 at 100.00 AA+ 14,106,430
4,090 4.000%, 6/15/50 6/30 at 100.00 AA+ 3,985,623
13,225 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2021
Series AA-2, 4.000%, 6/15/42
12/30 at 100.00 N/R 13,102,404
3,585 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2022
Series AA-1, 3.000%, 6/15/51 (WI/DD, Settling 7/08/22)
6/31 at 100.00 AA+ 2,824,599

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 8,965 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2022
Series BB-1, 3.000%, 6/15/44 - BAM Insured
12/31 at 100.00 N/R $ 7,310,509
3,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2018 Series Subseries S-4A, 5.000%, 7/15/33
7/28 at 100.00 AA 3,317,040
5,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2018, Series 2017S-1, 5.000%, 7/15/35
7/27 at 100.00 AA 5,439,200
22,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/35
7/28 at 100.00 AA 24,054,580
5,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2021 Subseries S-1, 3.000%, 7/15/47
7/30 at 100.00 N/R 3,985,550
15,085 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43
1/26 at 100.00 AA 15,856,145
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2019 Series
A-1:
12,000 5.000%, 8/01/40 8/28 at 100.00 AAA 12,963,720
7,220 5.000%, 8/01/42 8/28 at 100.00 AAA 7,779,694
11,615 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2020 Subseries B-1, 4.000%,
11/01/42
11/29 at 100.00 AAA 11,458,197
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%,
5/01/41
11/30 at 100.00 N/R 4,957,150
7,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries E-1, 3.000%, 2/01/51
2/31 at 100.00 AAA 5,610,780
10,780 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries B-1, 4.000%, 8/01/45
8/31 at 100.00 AAA 10,496,163
New York City Trust for Cultural Resources, New York,
Revenue Bonds, Lincoln Center for the Performing Arts,
Series 2020A:
1,000 4.000%, 12/01/34 12/30 at 100.00 A 1,020,680
1,875 4.000%, 12/01/35 12/30 at 100.00 A 1,903,200
14,965 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
E-1, 5.000%, 3/01/44
3/28 at 100.00 AA 15,887,143
New York City, New York, General Obligation Bonds, Fiscal
2018 Series F-1:
7,000 5.000%, 4/01/39 4/28 at 100.00 AA 7,481,740
9,775 5.000%, 4/01/43 4/28 at 100.00 AA 10,393,855
5,000 5.000%, 4/01/45 4/28 at 100.00 AA 5,306,800
New York City, New York, General Obligation Bonds, Fiscal
2019 Series D-1:
3,800 5.000%, 12/01/40 12/28 at 100.00 AA 4,086,254
13,695 5.000%, 12/01/44 12/28 at 100.00 AA 14,638,175
19,405 New York City, New York, General Obligation Bonds, Fiscal 2020 Series
A-1, 3.000%, 8/01/36
8/29 at 100.00 AA 17,175,171
New York City, New York, General Obligation Bonds, Fiscal
2021 Series F-1:
3,350 3.000%, 3/01/35 3/31 at 100.00 AA 3,052,922
15,940 3.000%, 3/01/51 - BAM Insured 3/31 at 100.00 N/R 11,856,650
2,610 3.000%, 3/01/51, (UB) (4) 3/31 at 100.00 AA 1,941,396

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 25,730 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R $ 25,119,170
1,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34, 144A
11/24 at 100.00 N/R 1,008,330
3,100 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 4 World Trade Center Project, Refunding Green Series 2021A,
3.000%, 11/15/51, (UB) (4)
11/31 at 100.00 A 2,219,972
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 7 World Trade Center Project,
Refunding Green Series 2022A-CL2:
3,080 3.250%, 9/15/52 3/30 at 100.00 N/R 2,440,839
1,010 3.500%, 9/15/52 3/30 at 100.00 N/R 786,830
6,235 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 1, 2.450%, 9/15/69
3/29 at 100.00 Aa2 5,802,977
1,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69
3/29 at 100.00 A2 901,340
2,465 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69
3/29 at 100.00 Baa2 2,228,286
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, Secured by Port Authority
Consolidated Bonds, Refunding Series 1WTC-2021:
13,990 3.000%, 2/15/42 - AGM Insured 2/30 at 100.00 N/R 11,208,648
20,510 4.000%, 2/15/43 - BAM Insured 2/30 at 100.00 N/R 20,080,726
28,355 2.750%, 2/15/44 - BAM Insured 2/30 at 100.00 N/R 22,494,305
New York State Environmental Facilities Corporation, State
Clean Water and Drinking Water Revolving Funds Revenue
Bonds, New York City Municipal Water Finance Authority
Projects-Second Resolution Bonds, Subordinated SRF
Series 2017A:
24,465 5.000%, 6/15/42 6/27 at 100.00 AAA 26,407,766
15,000 5.000%, 6/15/46 6/27 at 100.00 AAA 16,115,100
7,820 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B, 5.000%, 6/15/48
6/28 at 100.00 AAA 8,509,724
9,015 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2019B, 3.000%, 6/15/38
6/29 at 100.00 AAA 7,917,965
10,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2022A, 4.000%, 6/15/47
6/32 at 100.00 N/R 9,816,000
5,000 New York State Thruway Authority, 3.000%, 3/15/48, (UB) (4) 3/31 at 100.00 AA+ 3,985,650
11,200 New York State Thruway Authority, General Revenue Bonds, Series 2021O,
3.000%, 1/01/50 - BAM Insured
7/31 at 100.00 N/R 8,741,264

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2019B:
$ 1,935 4.000%, 1/01/41 1/30 at 100.00 A2 $ 1,857,813
8,000 4.000%, 1/01/45 1/30 at 100.00 A2 7,591,200
5,275 4.000%, 1/01/53 1/30 at 100.00 A2 4,873,256
9,500 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Series 2021A-1, 3.000%, 3/15/50, (UB)
3/31 at 100.00 AA+ 7,477,545
7,100 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Series 2021A-1., 3.000%, 3/15/49, (UB) (4)
3/31 at 100.00 AA+ 5,624,194
15,200 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Group 1, Series 2019A, 4.000%,
3/15/47
9/28 at 100.00 N/R 14,669,824
10,275 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C, 3.000%, 3/15/48,
(UB) (4)
9/30 at 100.00 AA+ 8,268,395
1,065 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C, 3.000%, 3/15/48
9/30 at 100.00 AA+ 857,016
New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2020E:
9,590 3.000%, 3/15/48, (UB) (4) 3/30 at 100.00 AA+ 7,717,169
5,975 3.000%, 3/15/50 3/30 at 100.00 AA+ 4,758,311
6,855 New York State Urban Development Corporation, State Sales Tax Revenue
Bonds, Series 2021A, 3.000%, 3/15/50 (WI/DD, Settling 7/05/22)
9/31 at 100.00 N/R 5,578,462
6,855 New York State Urban Development Corporation, State Sales Tax Revenue
Bonds, Series 2021A, 3.000%, 3/15/50, (UB) (WI/DD, Settling 7/05/22)
9/31 at 100.00 N/R 5,578,462
New York Transportation Development Corporation,
New York, Facility Revenue Bonds, Thruway Service Areas
Project, Series 2021:
1,375 4.000%, 10/31/46, (AMT) 10/31 at 100.00 BBB- 1,162,879
12,240 4.000%, 4/30/53, (AMT) 10/31 at 100.00 BBB- 10,012,442
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A:
8,120 4.000%, 7/01/37 - AGM Insured, (AMT) 7/24 at 100.00 AA 7,908,474
14,340 5.000%, 7/01/46, (AMT) 7/24 at 100.00 BBB 14,656,771
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines, Inc.
John F Kennedy International Airport Project, Series 2020:
3,815 5.250%, 8/01/31, (AMT) 8/30 at 100.00 B 3,975,688
6,425 5.375%, 8/01/36, (AMT) 8/30 at 100.00 B 6,844,552
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2020A:
380 4.000%, 12/01/39, (AMT) 12/30 at 100.00 Baa1 353,381
360 4.000%, 12/01/40, (AMT) 12/30 at 100.00 Baa1 332,557
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2020C:
4,005 4.000%, 12/01/39 12/30 at 100.00 Baa1 3,807,513
1,200 4.000%, 12/01/40 12/30 at 100.00 Baa1 1,131,288

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc. -
LaGuardia Airport Terminals C&D Redevelopment Project,
Series 2018:
$ 200 5.000%, 1/01/24, (AMT) No Opt. Call Baa3 $ 203,476
10,000 5.000%, 1/01/32, (AMT) 1/28 at 100.00 Baa3 10,190,800
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc. -
LaGuardia Airport Terminals C&D Redevelopment Project,
Series 2020:
5,710 4.000%, 10/01/30, (AMT) No Opt. Call Baa3 5,553,089
8,440 5.000%, 10/01/35, (AMT) 10/30 at 100.00 Baa3 8,552,843
11,860 5.000%, 10/01/40, (AMT) 10/30 at 100.00 Baa3 11,955,829
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020:
1,500 4.000%, 7/15/40, (AMT) 7/30 at 100.00 Aa3 1,421,940
2,000 4.000%, 7/15/45, (AMT) 7/30 at 100.00 Aa3 1,869,560
5,050 4.000%, 7/15/50, (AMT), (UB) (4) 7/30 at 100.00 Aa3 4,676,856
875 4.000%, 7/15/55, (AMT), (UB) (4) 7/30 at 100.00 Aa3 798,096
10,000 4.000%, 7/15/60, (AMT) 7/30 at 100.00 Aa3 8,991,300
5,485 4.000%, 7/15/60, (AMT), (UB) (4) 7/30 at 100.00 Aa3 4,931,728
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Third Series 2021:
1,530 4.000%, 7/15/46, (AMT) 7/31 at 100.00 Aa3 1,426,633
3,305 5.000%, 7/15/56, (AMT) 7/31 at 100.00 Aa3 3,486,841
2,250 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Subordinate Series 2021B-1, 4.000%,
6/01/50
6/31 at 100.00 N/R 2,073,465
1,360 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%,
11/15/42
5/27 at 100.00 AA- 1,453,650
5,000 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2019C, 3.000%, 11/15/46, (UB)
(4)
11/29 at 100.00 AA- 3,901,500
Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2020A:
4,055 5.000%, 11/15/49 11/30 at 100.00 AA- 4,354,746
6,680 5.000%, 11/15/54 11/30 at 100.00 AA- 7,145,863
4,000 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/15/51
5/31 at 100.00 AA- 4,306,040
Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2021C-3:
32,670 3.000%, 5/15/51 11/31 at 100.00 N/R 25,776,957
4,000 4.000%, 5/15/51 11/31 at 100.00 N/R 3,842,920
2,500 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51
5/32 at 100.00 N/R 2,397,825
2,180 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 4.000%, 5/15/46
5/31 at 100.00 AA+ 2,119,309
13,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C, 5.250%, 5/15/52
5/32 at 100.00 N/R 14,675,310
9,905 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 9,434,810
8,000 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal
2017 Series A, 5.000%, 6/01/41
6/27 at 100.00 BBB+ 8,258,720

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 5,200 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group Project,
Refunding Series 2016, 5.000%, 11/01/46
11/25 at 100.00 Baa2 $ 5,201,924
1,089,040 Total New York 1,032,241,522
North Carolina - 0.2%
2,735 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2021A, 3.000%, 7/01/46, (UB) (4)
7/31 at 100.00 Aa3 2,214,748
3,080 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2021B, 3.000%, 7/01/46, (AMT), (UB) (4)
7/31 at 100.00 Aa3 2,396,671
North Carolina Medical Care Commission,  Retirement
Facilities First Mortgage Revenue Bonds, Southminster
Project, Refunding Series 2016:
335 5.000%, 10/01/31 10/24 at 102.00 N/R 336,243
890 5.000%, 10/01/37 10/24 at 102.00 N/R 876,872
1,100 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/51
9/28 at 103.00 BBB 978,395
North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Series 2017A:
1,930 5.000%, 7/01/47 7/26 at 100.00 BBB 1,953,720
1,005 5.000%, 7/01/51 7/26 at 100.00 BBB 1,015,593
4,310 5.000%, 7/01/54 7/26 at 100.00 BBB 4,351,893
15,385 Total North Carolina 14,124,135
North Dakota - 0.5%
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021:
3,375 3.000%, 12/01/46 - AGM Insured 12/31 at 100.00 AA 2,632,399
9,145 4.000%, 12/01/46 12/31 at 100.00 Baa2 8,247,144
8,325 3.000%, 12/01/51 - AGM Insured 12/31 at 100.00 AA 6,244,083
11,850 4.000%, 12/01/51 12/31 at 100.00 Baa2 10,524,459
32,695 Total North Dakota 27,648,085
Ohio - 1.7%
Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Facilities Revenue Bonds, Summa Health
Obligated Group, Refunding Series 2020:
380 4.000%, 11/15/35, (UB) (4) 11/30 at 100.00 BBB+ 371,974
780 4.000%, 11/15/36, (UB) (4) 11/30 at 100.00 BBB+ 760,321
2,750 3.000%, 11/15/40, (UB) (4) 11/30 at 100.00 BBB+ 2,193,290
15,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R 1,930,950
39,850 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 37,582,137
750 Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds,
Liberty Center Project, Liberty Community Authority, Series 2014C,
6.000%, 12/01/43, (Pre-refunded 12/01/22)
12/22 at 100.00 N/R (6) 763,155
3,770 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health, Series
2016, 5.000%, 11/15/45
11/26 at 100.00 A 3,881,479

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
Cleveland, Ohio, Income Tax Revenue Bonds, Public
Facilities Improvements, Refunding Subordinate Lien Series
2021A-1:
$ 2,000 3.000%, 10/01/43 10/30 at 100.00 AA $ 1,637,080
3,400 3.000%, 10/01/44 10/30 at 100.00 AA 2,734,144
3,505 3.000%, 10/01/45 10/30 at 100.00 AA 2,765,796
2,500 3.000%, 10/01/46 10/30 at 100.00 AA 1,949,575
5,000 Franklin City School District, Warren County, Ohio, General Obligation
Bonds, School Improvement Series 2021A, 3.000%, 11/01/50
11/30 at 100.00 Aa2 3,941,900
250 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group Project, Refunding & Improvement
Series 2021, 4.000%, 8/01/41
2/31 at 100.00 A+ 242,350
3,700 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R 4,625
10,000 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 B- 9,079,500
6,205 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29
No Opt. Call N/R 5,562,224
2,500 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (7)
No Opt. Call N/R 3,125
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007B, 2.500%,
11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+ 903,590
1,075 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 4.250%, 1/15/38, (AMT), 144A
1/28 at 100.00 N/R 1,011,897
750 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3 761,265
3,495 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Refunding Series 2016A, 5.000%, 1/15/46
1/26 at 100.00 A 3,611,733
Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Series 2020A:
1,945 3.000%, 1/15/45 1/30 at 100.00 N/R 1,498,097
7,235 5.000%, 1/15/50 1/30 at 100.00 A 7,650,506
1,500 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (7)
No Opt. Call N/R 1,875
700 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call N/R 875
7,625 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008C, 3.950%, 11/01/32 (7)
No Opt. Call N/R 9,531
8,585 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call N/R 8,391,752

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
Southeastern Ohio Port Authority, Hosptial Facilities
Revenue Bonds, Memorial Health System Obligated Group
Project, Refunding and Improvement Series 2012:
$ 265 5.000%, 12/01/22 No Opt. Call BB- $ 267,435
3,000 5.750%, 12/01/32 12/22 at 100.00 BB- 3,020,760
2,000 6.000%, 12/01/42 12/22 at 100.00 BB- 2,012,560
Wood County, Ohio, Hospital Facilities Revenue
Bonds, Wood County Hospital Project, Refunding and
Improvement Series 2012:
670 5.000%, 12/01/27, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (6) 679,775
910 5.000%, 12/01/32, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (6) 923,277
143,095 Total Ohio 106,148,553
Oklahoma - 0.4%
1,470 Oklahoma City Airport Trust, Oklahoma, Revenue Bonds, Thirty-Third
Series 2018, 5.000%, 7/01/47, (AMT)
7/28 at 100.00 A1 1,523,920
Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B:
2,475 5.500%, 8/15/52 8/28 at 100.00 Baa3 2,313,333
11,720 5.500%, 8/15/57 8/28 at 100.00 Baa3 10,646,096
811 Oklahoma Development Finance Authority, Revenue Bonds, Provident
Oklahoma Education Resources Inc.- Cross Village Student Housing
Project, Series 2017, 0.000%, 8/01/52 2017 A (7)
8/27 at 100.00 N/R 811
9,090 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35, (AMT),
(Mandatory Put 6/01/25)
6/25 at 100.00 B- 9,298,616
25,566 Total Oklahoma 23,782,776
Oregon - 0.3%
8,500 Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue
Bonds, Saint Charles Health System, Inc., Series 2016A, 5.000%, 1/01/48
1/26 at 100.00 A+ 8,832,860
Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Mirabella South Waterfront, Refunding
Series 2014A:
1,855 5.400%, 10/01/44 10/24 at 100.00 N/R 1,867,633
1,600 5.500%, 10/01/49 10/24 at 100.00 N/R 1,611,888
1,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/40
10/30 at 100.00 BBB+ 1,052,390
175 Oregon Housing and Community Services Department, Multifamily
Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42,
(AMT)
7/22 at 100.00 Aaa 177,252
9,925 Yamhill County School District 29J Newberg, Oregon, General Obligation
Bonds, Series 2021A, 0.000%, 6/15/51
6/31 at 58.37 Aa1 2,589,035
23,055 Total Oregon 16,131,058
Pennsylvania - 4.1%
315 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
8/22 at 100.00 B 315,019
Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh
Medical Center, Series 2019A:
4,540 4.000%, 7/15/38 7/29 at 100.00 A 4,424,139
2,555 4.000%, 7/15/39 7/29 at 100.00 A 2,478,606

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 1,070 Allegheny County Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel Corp.,
Refunding Series 2019, 4.875%, 11/01/24
No Opt. Call B $ 1,087,409
Allentown Neighborhood Improvement Zone
Development Authority, Pennsylvania, Tax Revenue Bonds,
City Center Project, Series 2018:
125 5.000%, 5/01/23, 144A No Opt. Call Ba3 126,451
300 5.000%, 5/01/42, 144A 5/28 at 100.00 Ba3 300,444
Allentown Neighborhood Improvement Zone
Development Authority, Pennsylvania, Tax Revenue Bonds,
City Center Project, Subordinate Lien, Series 2018:
4,885 5.000%, 5/01/28, 144A No Opt. Call N/R 5,015,723
1,580 5.375%, 5/01/42, 144A 5/28 at 100.00 N/R 1,605,011
2,000 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3 2,002,400
Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy
Generation Project, Refunding Series 2006A:
10,665 4.375%, 1/01/35, (Mandatory Put 7/01/22) (WI/DD, Settling 7/01/22) No Opt. Call N/R 10,665,000
455 3.500%, 4/01/41 (7) No Opt. Call N/R 569
3,750 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (7)
No Opt. Call N/R 4,687
2,000 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (7)
No Opt. Call N/R 2,500
2,270 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 N/R 1,803,697
8,775 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53
8/30 at 100.00 A- 6,273,423
Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B:
4,860 3.000%, 12/01/44 12/31 at 100.00 N/R 3,755,954
6,300 4.000%, 12/01/51, (UB) (4) 12/31 at 100.00 N/R 5,850,243
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015:
150 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R (6) 160,374
770 5.000%, 1/01/38 1/25 at 100.00 N/R 786,593
625 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R (6) 668,225
1,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2019A, 5.000%,
7/01/44
7/29 at 100.00 A1 1,101,480
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson
University, Series 2018A:
4,000 4.000%, 9/01/36, (UB) (4) 9/28 at 100.00 A 3,996,000
2,185 5.000%, 9/01/43 9/28 at 100.00 A 2,278,605
5,445 5.000%, 9/01/48 9/28 at 100.00 A 5,648,643

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson
University, Series 2019:
$ 1,000 4.000%, 9/01/37, (UB) (4) 9/29 at 100.00 A $ 995,850
2,240 4.000%, 9/01/44 9/29 at 100.00 A 2,126,477
Montgomery County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Albert
Einstein Healthcare Network Issue, Series 2015A:
1,860 5.250%, 1/15/45, (Pre-refunded 1/15/25) 1/25 at 100.00 Ba1 (6) 1,992,469
1,310 5.250%, 1/15/46, (Pre-refunded 1/15/25) 1/25 at 100.00 Ba1 (6) 1,403,298
2,410 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R 2,229,804
2,410 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R 2,229,804
1,650 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 N/R 1,656,270
2,500 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38 (7)
9/25 at 100.00 Caa1 1,403,125
Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015:
10,395 5.000%, 12/31/38, (AMT) 6/26 at 100.00 BBB 10,570,987
3,750 5.000%, 6/30/42, (AMT) 6/26 at 100.00 BBB 3,794,738
3,865 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/37
11/22 at 100.00 BB+ 3,696,950
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, University of Pennsylvania Health System,
Series 2019:
1,000 4.000%, 8/15/34 8/29 at 100.00 AA 1,002,290
1,000 4.000%, 8/15/35 8/29 at 100.00 AA 1,000,480
1,500 4.000%, 8/15/36 8/29 at 100.00 AA 1,498,740
2,000 4.000%, 8/15/37 8/29 at 100.00 AA 1,993,980
4,225 4.000%, 8/15/38 8/29 at 100.00 AA 4,199,734
2,495 4.000%, 8/15/39 8/29 at 100.00 AA 2,477,061
3,345 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2014C, 5.000%, 12/01/39
12/24 at 100.00 A+ 3,478,633
7,405 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 A+ 7,663,731
15,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 AA 16,919,100
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Subordinate Series 2017B-1:
3,180 5.000%, 6/01/42 6/27 at 100.00 A3 3,332,068
4,540 5.250%, 6/01/47 6/27 at 100.00 A3 4,782,345
29,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2019A, 5.000%, 12/01/44
12/29 at 100.00 A3 30,882,680

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Subordinate Series 2021A:
$ 2,000 4.000%, 12/01/40 12/31 at 100.00 A $ 1,944,260
2,375 4.000%, 12/01/41 12/31 at 100.00 A 2,298,430
1,500 3.000%, 12/01/42 12/30 at 100.00 A 1,196,100
2,500 4.000%, 12/01/42 12/31 at 100.00 A 2,405,900
1,700 4.000%, 12/01/44 12/30 at 100.00 A 1,602,981
1,000 4.000%, 12/01/46 12/30 at 100.00 A 934,930
1,590 4.000%, 12/01/50 12/30 at 100.00 A 1,450,541
3,350 4.000%, 12/01/51 12/31 at 100.00 N/R 2,980,596
Philadelphia Authority for Industrial Development,
Pennsylvania, City Service  Agreement Revenue Bonds,
Series 2018:
2,500 5.000%, 5/01/36 5/28 at 100.00 A 2,745,650
2,250 5.000%, 5/01/37 5/28 at 100.00 A 2,467,665
2,230 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%,
6/15/50, 144A
12/27 at 100.00 N/R 2,018,440
1,265 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Refunding Sixteenth Series 2020B, 4.000%, 8/01/36 - AGM
Insured
8/30 at 100.00 AA 1,282,381
Philadelphia Gas Works, Pennsylvania, Revenue Bonds,
1998 General Ordinance, Sixteenth Series 2020A:
9,390 4.000%, 8/01/45 - AGM Insured 8/30 at 100.00 AA 8,708,286
3,365 5.000%, 8/01/50 - AGM Insured 8/30 at 100.00 AA 3,693,592
Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017:
8,865 5.000%, 7/01/31 7/27 at 100.00 BBB- 9,337,948
1,930 5.000%, 7/01/32 7/27 at 100.00 BBB- 2,019,185
5,400 5.000%, 7/01/34 7/27 at 100.00 BBB- 5,627,556
Philadelphia School District, Pennsylvania, General
Obligation Bonds, Series 2021A:
6,665 4.000%, 9/01/39 9/31 at 100.00 N/R 6,675,664
4,665 4.000%, 9/01/40 9/31 at 100.00 N/R 4,659,402
6,665 4.000%, 9/01/41 9/31 at 100.00 N/R 6,633,541
4,475 4.000%, 9/01/46 9/31 at 100.00 N/R 4,316,496
4,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/34, (AMT)
7/27 at 100.00 A2 4,199,880
258,380 Total Pennsylvania 250,881,233
Puerto Rico - 2.6%
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series
2022A:
4,750 5.000%, 7/01/28, 144A No Opt. Call N/R 4,941,663
6,800 5.000%, 7/01/29, 144A No Opt. Call N/R 7,084,648
3,600 4.000%, 7/01/42, 144A 7/32 at 100.00 N/R 3,177,360
23,075 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 N/R 23,210,681
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
6,250 5.000%, 7/01/24, 144A No Opt. Call N/R 6,379,062
11,340 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R 11,619,531
22,420 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 22,793,069
5,020 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 4,430,451

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
$ 2,570 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC $ 2,631,603
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,968 4.500%, 7/01/34 7/25 at 100.00 N/R 7,015,243
72,283 0.000%, 7/01/46 7/28 at 41.38 N/R 19,530,144
39,000 0.000%, 7/01/51 7/28 at 30.01 N/R 7,803,510
3,129 4.750%, 7/01/53 7/28 at 100.00 N/R 3,014,197
31,279 5.000%, 7/01/58 7/28 at 100.00 N/R 30,824,516
1,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 965,750
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2:
3,000 4.329%, 7/01/40 7/28 at 100.00 N/R 2,824,710
2,000 4.329%, 7/01/40 7/28 at 100.00 N/R 1,883,140
244,484 Total Puerto Rico 160,129,278
South Carolina - 0.5%
3,330 Columbia, South Carolina, Stormwater System Revenue Bonds, City
Stormwater Improvements, Green Series 2018, 5.000%, 2/01/48
2/28 at 100.00 AA+ 3,587,642
2,500 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, McLeod Health Projects, Refunding & Improvement Series 2018,
5.000%, 11/01/48
5/28 at 100.00 AA 2,613,925
3,000 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, Prisma Health Obligated Group, Series 2018A, 5.000%, 5/01/48
5/28 at 100.00 A 3,102,150
3,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Improvement Series 2021B, 4.000%, 12/01/51, (UB) (4)
12/31 at 100.00 A 2,683,680
2,165 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A, 5.000%, 12/01/31
6/26 at 100.00 A 2,286,716
5,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56
12/26 at 100.00 A 5,116,850
South Carolina State Ports Authority, Revenue Bonds, Series
2018:
4,860 5.000%, 7/01/31, (AMT) 7/28 at 100.00 A+ 5,224,840
3,760 5.000%, 7/01/32, (AMT) 7/28 at 100.00 A+ 4,030,908
4,000 South Carolina Transportation Infrastructure Bank, Revenue Bonds,
Refunding Series 2016A, 3.000%, 10/01/36
10/25 at 100.00 Aa3 3,534,520
745 Spartanburg Regional Health Services District, Inc., South Carolina,
Hosptial Revenue Bonds, Series 2020A, 4.000%, 4/15/45 - AGM Insured
4/30 at 100.00 AA 711,796
32,360 Total South Carolina 32,893,027
South Dakota - 0.2%
5,710 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Monument Health, Inc, Series 2020A, 3.000%, 9/01/45, (UB) (4)
9/30 at 100.00 AA- 4,367,636
4,800 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Monument Health, Inc., Series 2020A, 4.000%, 9/01/50, (UB) (4)
9/30 at 100.00 AA- 4,495,152
910 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 AA- 930,066
11,420 Total South Dakota 9,792,854
Tennessee - 4.6%
1,000 Blount County Health and Educational Facilites Board, Tennessee,
Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/37
1/25 at 102.00 N/R 725,450

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 2,920 Blount County, Tennessee, General Obligation Bonds, Refunding Series
2016B, 5.000%, 6/01/33
6/26 at 100.00 AA+ $ 3,133,598
2,500 Bristol Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Pinnacle Project, Series 2016, 5.625%, 6/01/35
6/26 at 100.00 N/R 2,358,225
6,000 Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 BBB+ 5,530,080
Chattanooga Health, Educational and Housing Facility
Board, Tennessee, Revenue Bonds, CommonSpirit Health,
Series 2019A-2:
100 5.000%, 8/01/31 8/29 at 100.00 BBB+ 106,358
100 5.000%, 8/01/32 8/29 at 100.00 BBB+ 106,014
105 5.000%, 8/01/33 8/29 at 100.00 BBB+ 110,962
100 5.000%, 8/01/35 8/29 at 100.00 BBB+ 105,094
100 5.000%, 8/01/37 8/29 at 100.00 BBB+ 104,372
835 5.000%, 8/01/44 8/29 at 100.00 BBB+ 853,487
2,310 5.000%, 8/01/49 8/29 at 100.00 BBB+ 2,349,478
Chattanooga, Tennessee, Electric System Enterprise
Revenue Bonds, Series 2015A:
500 5.000%, 9/01/31 9/25 at 100.00 AA+ 531,355
1,750 5.000%, 9/01/32 9/25 at 100.00 AA+ 1,856,785
Chattanooga-Hamilton County Hospital Authority,
Tennessee, Hospital Revenue Bonds, Erlanger Health
System, Refunding Series 2014A:
500 5.000%, 10/01/34 10/24 at 100.00 BBB 509,865
1,575 5.000%, 10/01/44 10/24 at 100.00 BBB 1,641,638
665 Clarksville, Tennessee, Electric System Revenue Bonds, Refunding Series
2015, 5.000%, 9/01/27
9/24 at 100.00 Aa2 701,369
510 DeKalb Utility District, DeKalb County, Tennessee, Waterworks Revenue
Bonds, Refunding Series 2017, 3.500%, 4/01/42
4/26 at 100.00 A 468,262
900 Franklin County Health and Educational Facilities Board, Tennessee,
Revenue Bonds, University of the South, Refunding & Improvement
Series 2014, 5.000%, 9/01/29
9/22 at 100.00 A+ 905,202
Franklin Special School District, Williamson County,
Tennessee, General Obligation Bonds, School
Improvement Series 2019:
1,000 5.000%, 6/01/37 6/29 at 100.00 Aa1 1,112,240
1,000 5.000%, 6/01/38 6/29 at 100.00 Aa1 1,110,010
Greeneville Health and Educational Facilities Board,
Tennessee, Hospital Revenue Bonds, Ballad Health, Series
2018A:
5,000 5.000%, 7/01/31 7/23 at 100.00 A 5,085,850
4,860 5.000%, 7/01/32 7/23 at 100.00 A 4,934,406
1,660 5.000%, 7/01/33 7/23 at 100.00 A 1,684,933
6,500 5.000%, 7/01/34 7/23 at 100.00 A 6,597,630
2,000 5.000%, 7/01/36 7/28 at 100.00 A 2,104,100
2,395 5.000%, 7/01/37 7/28 at 100.00 A 2,515,373
1,375 Hallsdale-Powell Utility District, Knox County, Tennessee, Water and
Sewer Revenue Bonds, Refunding & Improvement Series 2019, 4.000%,
4/01/39
4/29 at 100.00 AA 1,379,098
Hallsdale-Powell Utility District, Knox County, Tennessee,
Water and Sewer Revenue Bonds, Refunding Series 2018:
1,000 4.000%, 4/01/35 4/26 at 100.00 AA 1,009,950
1,415 4.000%, 4/01/38 4/26 at 100.00 AA 1,419,287

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 1,500 Harpeth Valley Utilities District, Davidson and Williamson Counties,
Tennessee, Utilities Revenue Bonds, Refunding Series 2015, 5.000%,
9/01/25
No Opt. Call AA+ $ 1,630,305
Harpeth Valley Utilities District, Davidson and Williamson
Counties, Tennessee, Utilities Revenue Bonds, Refunding
Series 2016:
2,870 5.000%, 9/01/34 9/25 at 100.00 AA+ 3,068,862
4,785 5.000%, 9/01/42 9/25 at 100.00 AA+ 5,081,527
6,000 Harpeth Valley Utilities District, Davidson and Williamson Counties,
Tennessee, Utilities Revenue Bonds, Series 2014, 5.000%, 9/01/44
9/24 at 100.00 AA+ 6,249,840
Harpeth Valley Utilities District, Davidson and Williamson
Counties, Tennessee, Utilities Revenue Bonds, Series 2020:
1,425 4.000%, 9/01/40, (UB) (4) 9/29 at 100.00 AA+ 1,430,301
3,385 4.000%, 9/01/45, (UB) (4) 9/29 at 100.00 AA+ 3,330,197
2,950 4.000%, 9/01/50, (UB) (4) 9/29 at 100.00 AA+ 2,855,305
5,080 Hendersonville Industrial Development Board, Tennessee, Multifamily
Housing Revenue Bonds, Hickory Pointe Poject, Series 2010, 4.875%,
12/01/25
No Opt. Call AA+ 5,450,281
670 Jackson Energy Authority, Tennessee, Gas System Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 6/01/28
6/25 at 100.00 Aa2 715,908
Jackson Energy Authority, Tennessee, Water System
Revenue Bonds, Series 2012:
270 5.000%, 12/01/24 No Opt. Call Aa3 288,395
140 5.000%, 12/01/25 No Opt. Call Aa3 152,721
175 5.000%, 12/01/26 No Opt. Call Aa3 194,600
Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Refunding 2015:
3,715 5.000%, 4/01/36 4/25 at 100.00 N/R 3,809,547
110 5.000%, 4/01/36, (Pre-refunded 4/01/25) 4/25 at 100.00 N/R (6) 117,940
Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Series 2018A:
2,740 5.000%, 4/01/41 10/28 at 100.00 N/R 2,864,341
145 5.000%, 4/01/41, (Pre-refunded 10/01/28) 10/28 at 100.00 N/R (6) 164,368
Johnson City Energy Authority, Tennessee, Electric System
Revenue Bonds, Series 2017:
1,000 5.000%, 5/01/28 5/27 at 100.00 Aa2 1,111,630
1,000 5.000%, 5/01/29 5/27 at 100.00 Aa2 1,104,600
1,000 Johnson City Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%,
8/15/42
8/22 at 100.00 A 1,003,370
Johnson City Health and Educational Facilities Board,
Tennessee, Hospital Revenue Refunding and Improvement
Bonds, Johnson City Medical Center, Series 1998C:
2,735 5.125%, 7/01/25 - NPFG Insured, (ETM) 8/22 at 100.00 Baa2 (6) 2,958,066
9,570 5.250%, 7/01/28 - NPFG Insured, (ETM) 8/22 at 100.00 Baa2 (6) 10,010,603
1,130 Kingsport Industrial Development Board, Tennessee, Multifamily Housing
Revenue Bonds, Model City Apartments Project, Series 2009, 5.000%,
7/20/29
7/22 at 100.00 N/R 1,130,260
4,000 Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2016, 5.000%,
9/01/47
9/26 at 100.00 BBB 4,079,560

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
Knox County Health, Educational and Housing Facilities
Board, Tennessee, Revenue Bonds, University Health
System, Inc., Series 2017:
$ 2,000 4.000%, 4/01/36 4/27 at 100.00 BBB $ 1,891,860
310 5.000%, 4/01/36 4/27 at 100.00 BBB 321,789
Knox County Health, Educational and Housing Facility
Board, Tennessee, Hospital Revenue Bonds, Covenant
Health, Refunding Series 2016A:
2,955 5.000%, 1/01/36 1/27 at 100.00 A+ 3,075,180
5,815 5.000%, 1/01/47 1/27 at 100.00 A+ 5,975,087
3,030 Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, East Tennessee Children's Hospital, Series
2019, 5.000%, 11/15/37
2/29 at 100.00 A 3,232,192
1,315 Knox-Chapman Utility District of Knox County, Tennessee, Water and
Sewer Revenue Bonds, Refunding and Improvement Series 2015,
5.000%, 1/01/31
1/25 at 100.00 AA- 1,382,118
Knox-Chapman Utility District of Knox County, Tennessee,
Water and Sewer Revenue Bonds, Refunding and
Improvement Series 2017:
1,475 4.000%, 1/01/32 1/26 at 100.00 AA- 1,505,208
1,000 4.000%, 1/01/35 1/26 at 100.00 AA- 1,007,980
1,295 McMinnville-Warren County Industrial Development Board, Tennessee,
Multifamily Housing Revenue Bonds, Beersheba Heights Towers, Series
2009, 5.500%, 11/20/39
7/22 at 100.00 N/R 1,310,242
6,000 Memphis & Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tourism Development Zone
Revenue Bonds, Refunding Series 2017B, 5.000%, 11/01/30
11/26 at 100.00 AA 6,533,880
4,730 Memphis, Tennessee, Electric System Revenue Bonds, Memphis Light ,
Gas and Water Division Series 2020A, 4.000%, 12/01/50
12/30 at 100.00 Aa2 4,654,746
3,305 Memphis, Tennessee, Gas System Revenue Bonds, Memphis Light, Gas &
Water Division, Series 2020, 4.000%, 12/01/45
12/30 at 100.00 N/R 3,280,675
1,400 Memphis, Tennessee, Gas System Revenue Bonds, Series 2017, 5.000%,
12/01/31
12/27 at 100.00 Aa1 1,544,746
215 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27
No Opt. Call N/R 185,435
Memphis-Shelby County Airport Authority, Tennessee,
Airport Revenue Bonds, Refunding Series 2020A:
1,040 4.000%, 7/01/35 7/30 at 100.00 A2 1,040,801
450 4.000%, 7/01/36 7/30 at 100.00 A2 446,499
455 4.000%, 7/01/37 7/30 at 100.00 A2 451,123
375 4.000%, 7/01/38 7/30 at 100.00 A2 369,308
635 4.000%, 7/01/39 7/30 at 100.00 A2 622,071
10,425 Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue
Bonds, Series 2018, 5.000%, 7/01/47, (AMT)
7/28 at 100.00 A 10,807,389
4,655 Metropolitan Governemnt of Nashville & Davidson County Health and
Educational Facilities Board, Tennessee, Multifamily Housing Revenue
Bonds, Parkwood Villa Apartments Project, Series 2010, 4.600%,
3/01/40, (Mandatory Put 3/01/25)
8/22 at 100.00 AA+ 4,660,586
1,035 Metropolitan Government Nashville & Davidson County Convention
Center Authority, Tennessee, Tourism Tax Revenue Bonds, Series 2010A-
1, 5.000%, 7/01/26
8/22 at 100.00 A+ 1,036,966
2,000 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Blakeford at
Green Hills, Series 2020A, 4.000%, 11/01/55
11/25 at 102.00 BBB- 1,576,900

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Knowledge Academy Charter School,
Series 2017A:
$ 1,000 0.000%, 6/15/27, 144A (7) No Opt. Call N/R $ 700,000
1,900 0.000%, 6/15/37, 144A (7) 6/27 at 100.00 N/R 1,330,000
Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Lipscomb University, Refunding &
Improvement Series 2016A:
610 5.000%, 10/01/30 10/26 at 100.00 BBB 641,464
640 5.000%, 10/01/31 10/26 at 100.00 BBB 670,304
670 5.000%, 10/01/32 10/26 at 100.00 BBB 699,735
705 5.000%, 10/01/33 10/26 at 100.00 BBB 734,335
745 5.000%, 10/01/34 10/26 at 100.00 BBB 775,038
780 5.000%, 10/01/35 10/26 at 100.00 BBB 810,864
2,750 5.000%, 10/01/45 10/26 at 100.00 BBB 2,831,345
2,500 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb
University, Refunding & Improvement Series 2019A, 5.250%, 10/01/58
10/29 at 100.00 BBB 2,605,250
515 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship
Education Project, Series 2017E, 5.375%, 6/01/52, 144A
6/26 at 100.00 N/R 517,760
Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Vanderbilt University Medical Center,
Series 2016A:
2,740 5.000%, 7/01/35 7/26 at 100.00 A3 2,900,290
1,165 5.000%, 7/01/40 7/26 at 100.00 A3 1,226,465
5,000 5.000%, 7/01/46 7/26 at 100.00 A3 5,232,300
5,240 5.000%, 7/01/46, (UB) (4) 7/26 at 100.00 A3 5,483,451
385 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2017A, 5.000%, 7/01/48
7/27 at 100.00 A3 399,946
5,000 Metropolitan Government of Nashville-Davidson County, Tennessee,
Electric System Revenue Bonds, Series 2017A, 5.000%, 5/15/42
5/27 at 100.00 AA+ 5,383,750
5,750 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Improvement Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 A1 5,936,817
Metropolitan Nashville Airport Authority, Tennessee,
Airport Revenue Bonds, Subordinate Series 2019A:
1,000 4.000%, 7/01/49 7/30 at 100.00 A2 941,330
5,350 4.000%, 7/01/54 7/30 at 100.00 A2 5,019,958
2,000 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/44, (AMT)
7/30 at 100.00 A2 2,113,380
950 Metropolitan Nashville Airport Authority, Tennessee, Special Facility
Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010,
5.200%, 7/01/26
8/22 at 100.00 Baa3 920,170
Nashville Metropolitan Development and Housing Agency,
Tennessee, Tax increment Bonds, Fifth & Broadway
Development Project, Series 2018:
655 4.500%, 6/01/28, 144A No Opt. Call N/R 663,535
570 5.125%, 6/01/36, 144A 6/28 at 100.00 N/R 582,044

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
New Memphis Arena Public Building Authority, Memphis
and Shelby County, Tennessee, Local Government Public
Improvement Bonds, Capital Appreciation Series 2021:
$ 3,250 0.000%, 4/01/39 4/31 at 83.61 AA $ 1,479,173
5,300 0.000%, 4/01/40 4/31 at 81.47 AA 2,269,407
4,850 0.000%, 4/01/41 4/31 at 79.40 AA 1,952,367
4,175 0.000%, 4/01/42 4/31 at 77.25 AA 1,581,699
3,485 0.000%, 4/01/43 4/31 at 75.19 AA 1,245,888
3,275 0.000%, 4/01/44 4/31 at 73.15 AA 1,107,834
4,675 0.000%, 4/01/45 4/31 at 71.11 AA 1,497,823
4,450 0.000%, 4/01/46 4/31 at 69.30 AA 1,347,816
1,485 Portland, Tennessee, Water and Sewer System Revenue Bonds, Series
2020, 4.000%, 4/01/40 - AGM Insured
4/30 at 100.00 AA 1,439,173
Shelby County Health, Educational and Housing Facility
Board, Tennessee, Educational Facilities Revenue Bonds,
Rhodes College, Series 2015:
700 5.000%, 8/01/40 8/25 at 100.00 A+ 737,450
1,000 5.000%, 8/01/45 8/25 at 100.00 A+ 1,046,330
1,100 Shelby County Health, Educational and Housing Facility Board, Tennessee,
Residential Care Facility Mortgage Revenue Bonds, The Village  at
Germantown, Series 2014, 5.250%, 12/01/44
12/24 at 100.00 BBB- 1,107,095
Tennessee State School Bond Authority, Higher
Educational Facilities Second Program Bonds, Refunding
Series 2015B:
4,160 5.000%, 11/01/33, (Pre-refunded 11/01/25), (UB) (4) 11/25 at 100.00 AA+ (6) 4,540,058
6,225 5.000%, 11/01/34, (Pre-refunded 11/01/25), (UB) (4) 11/25 at 100.00 AA+ (6) 6,793,716
1,500 5.000%, 11/01/35, (Pre-refunded 11/01/25) 11/25 at 100.00 AA+ (6) 1,637,040
5,000 5.000%, 11/01/40, (Pre-refunded 11/01/25), (UB) (4) 11/25 at 100.00 AA+ (6) 5,456,800
1,295 5.000%, 11/01/40, (Pre-refunded 11/01/25) 11/25 at 100.00 AA+ (6) 1,413,311
10,000 5.000%, 11/01/45, (Pre-refunded 11/01/25), (UB) (4) 11/25 at 100.00 AA+ (6) 10,913,600
2,100 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call BBB 2,279,424
The Tennessee Energy Acquisition Corporation, Gas
Revenue Bonds, Series 2006C:
600 5.000%, 2/01/23 No Opt. Call A 607,980
100 5.000%, 2/01/24 No Opt. Call A 102,884
5,090 5.000%, 2/01/27 No Opt. Call A 5,389,139
1,700 Watauga River Regional Water Authority, Tennessee, Waterworks Revenue
Bonds, Series 2017, 4.000%, 7/01/37
7/27 at 100.00 A 1,726,401
500 West Knox Utility District of Knox County, Tennessee, Water and Sewer
Revenue Bonds, Refunding & Improvement Series 2016, 5.000%,
6/01/41
6/24 at 100.00 AA+ 519,360
4,995 West Wilson Utility District, Wilson County, Tennessee, Water Revenue
Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/45
6/25 at 100.00 AA 5,212,932
310 Williamson County H.B. & T.S. Utility District, Tennessee, Waterworks
Revenue Bonds, Series 2020, 4.000%, 9/01/41
9/29 at 100.00 AA 309,771
292,925 Total Tennessee 279,599,781
Texas - 7.1%
8,520 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Great Hearts America - Texas, Series 2021A, 3.000%,
8/15/56, (UB) (4)
8/31 at 100.00 Aaa 6,462,164
6,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Harmony Public Schools, Series 2021A, 3.000%,
2/15/46
2/31 at 100.00 AAA 4,828,920

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 4,035 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Riverwalk Education Foundation, Series 2019, 3.000%,
8/15/54, (UB) (4)
8/29 at 100.00 AAA $ 3,118,087
Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education, Series 2016A:
125 5.000%, 12/01/46 12/26 at 100.00 BBB- 127,640
740 5.000%, 12/01/51 12/26 at 100.00 BBB- 754,696
10,000 Arlington, Texas, Special Tax Revenue Bonds, Subordinate Lien Series
2018C, 5.000%, 2/15/48 - BAM Insured
2/23 at 100.00 AA 10,104,400
16,960 Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%,
11/15/44, (AMT)
11/29 at 100.00 A1 17,790,192
4,740 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Senior Lien Series 2021D, 3.000%, 1/01/46
7/31 at 100.00 N/R 3,440,813
5,410 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2018, 5.000%, 1/01/48
1/28 at 100.00 A- 5,630,728
2,745 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32
8/22 at 100.00 A- 2,749,831
1,250 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33
8/23 at 100.00 A- 1,286,763
2,500 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2014A, 4.250%, 12/01/34
12/24 at 100.00 BBB- 2,459,450
9,700 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/50
6/25 at 100.00 BBB- 9,834,151
Collin County Community College District, Texas, General
Obligation Bonds, Series 2020A:
2,070 4.000%, 8/15/36 8/29 at 100.00 AAA 2,141,518
4,105 4.000%, 8/15/37 8/29 at 100.00 AAA 4,213,167
3,300 4.000%, 8/15/38 8/29 at 100.00 AAA 3,359,103
12,265 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Series 2016A, 5.000%, 12/01/46, (UB) (4)
12/25 at 100.00 AA+ 13,408,957
2,970 Elgin, Bastrop and Travis Counties, Texas, Certificates of Participation,
Combination Tax Tax Increment Reinvestment Zone 1, Subordinate Lien
Series 2021A, 4.000%, 7/15/40 - BAM Insured
7/31 at 100.00 N/R 2,808,194
1,720 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38
11/22 at 100.00 Baa2 1,723,750
Fort Bend County, Texas, Toll Road Revenue Bonds, Senior
Lien Series 2021:
1,000 3.000%, 3/01/46 - BAM Insured, (UB) (4) 3/31 at 100.00 AA 813,410
1,625 3.000%, 3/01/51, (UB) (4) 3/31 at 100.00 AA 1,286,334
Fort Bend Grand Parkway Toll Road Authority:
1,555 3.000%, 3/01/46, (UB) (4) 3/31 at 100.00 Aa1 1,282,035
1,485 3.000%, 3/01/51, (UB) (4) 3/31 at 100.00 Aa1 1,187,555
1,075 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995,
4.875%, 5/01/25, (AMT)
10/22 at 100.00 BB 1,062,530
13,500 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2021A,
3.000%, 10/01/51, (UB) (4)
10/31 at 100.00 AA 10,797,435
8,585 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Refunding Bonds, Young Men's Christian Association of the
Greater Houston Area, Series 2013A, 5.000%, 6/01/33
6/23 at 100.00 Baa2 8,478,117
1,325 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3, 0.000%, 11/15/33 - NPFG Insured
11/24 at 59.10 Baa2 702,290

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,735 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/30, (AMT)
7/25 at 100.00 B $ 1,736,961
7,115 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Airport Improvements Project, Refunding Series 2020C,
5.000%, 7/15/27, (AMT)
No Opt. Call B- 7,224,215
9,900 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Technical Operations Center Project, Series 2018, 5.000%,
7/15/28, (AMT)
No Opt. Call B 10,002,366
250 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29,
(AMT)
7/24 at 100.00 Ba3 250,547
430 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%,
7/01/27, (AMT)
No Opt. Call B- 436,669
1,645 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41, (AMT)
7/29 at 100.00 B- 1,406,508
1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal Improvements Project, Refunding Series 2020B-2,
5.000%, 7/15/27, (AMT)
No Opt. Call B- 1,015,350
8,755 Houston, Texas, Combined Utility System Revenue Bonds, Refunding First
Lien Series 2017B, 5.000%, 11/15/37
11/27 at 100.00 Aa2 9,590,139
Houston, Texas, Hotel Occupancy Tax and Special
Revenue Bonds, Convention and Entertainment Facilities
Department, Refunding Series 2014:
2,560 5.000%, 9/01/32 9/24 at 100.00 A 2,644,480
335 5.000%, 9/01/34 9/24 at 100.00 A 345,422
26,410 Katy Independent School District, Harris, Fort Bend and Waller Counties,
Texas, General Obligation Bonds, School Building Series 2022, 4.000%,
2/15/47
2/31 at 100.00 N/R 26,373,554
Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project,
Series 2015:
1,360 5.000%, 8/15/30 8/25 at 100.00 A 1,419,405
1,280 5.000%, 8/15/35 8/25 at 100.00 A 1,317,350
6,720 Love Field Airport Modernization Corporation, Texas, Special
Facilities Revenue Bonds, Southwest Airlines Company - Love Field
Modernization Program Project, Series 2012, 5.000%, 11/01/28, (AMT)
11/22 at 100.00 Baa1 6,779,338
1,800 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2018, 5.000%, 5/15/48
5/28 at 100.00 A+ 1,894,968
7,000 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, Central Power & Light Company Project, Refunding Series
2001A, 2.600%, 11/01/29
No Opt. Call A- 6,199,340
4,520 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
7/22 at 105.00 BB- 4,598,874
4,510 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 7.750%, 1/01/45, (AMT), 144A (7),(8)
1/26 at 102.00 N/R 115,764

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
New Hope Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Legacy at Willow Bend Project, Series 2016:
$ 665 5.000%, 11/01/46 11/23 at 103.00 BBB- $ 519,584
805 5.000%, 11/01/51 11/23 at 103.00 BBB- 611,953
570 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series
2018A, 5.500%, 7/01/54
7/24 at 103.00 N/R 477,706
New Hope Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Methodist Retirement Communites Crestview Project,
Series 2016:
1,100 5.000%, 11/15/36, (Pre-refunded 11/15/24) 11/24 at 102.00 BB+ (6) 1,193,764
1,550 5.000%, 11/15/46, (Pre-refunded 11/15/24) 11/24 at 102.00 BB+ (6) 1,682,122
755 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series
2014, 5.500%, 1/01/43
1/25 at 100.00 N/R 681,206
9,680 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Westminster Project, Series 2016,
4.000%, 11/01/36
11/24 at 102.00 BBB 9,123,690
New Hope Cultural Education Facilities Finance
Corporation, Texas, Senior Living Revenue Bonds,
Sanctuary LTC LLC Project, Series 2021A-1:
20,000 5.250%, 1/01/42 1/28 at 103.00 N/R 17,743,600
19,015 5.500%, 1/01/57 1/28 at 103.00 N/R 16,250,980
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas A&M
University-Corpus Christi Project, Series 2016A:
30 5.000%, 4/01/31, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (6) 32,850
360 5.000%, 4/01/36, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (6) 394,196
65 5.000%, 4/01/48, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (6) 71,174
6,625 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
4.100%, 4/01/34 - AGM Insured
4/24 at 100.00 AA 6,683,366
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Foundation - San Antonio 1, L.L.C.
- Texas A&M University - San Antonio Project, Series 2016A:
1,275 5.000%, 4/01/31, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (6) 1,396,112
1,290 5.000%, 4/01/36, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (6) 1,412,537
2,445 5.000%, 4/01/48, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (6) 2,677,251
1,250 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- Stephenville II, L.L.C. - Tarleton State University Project, Series 2014A,
5.000%, 4/01/34, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R (6) 1,314,025
3,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/34, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R (6) 3,148,380
10,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 Caa1 8,500,000

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 10,880 North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C, 6.750%, 9/01/45, (Pre-
refunded 9/01/31)
9/31 at 100.00 N/R (6) $ 14,110,054
7,915 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2019A, 5.000%, 1/01/38
1/29 at 100.00 A+ 8,603,288
30,670 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier Series 2021B, 3.000%, 1/01/51, (UB) (4)
1/31 at 100.00 A 23,365,940
4,410 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier, Series 2015A, 5.000%, 1/01/34
1/25 at 100.00 A 4,601,482
4,395 Port of Houston Authority, Harris County, Texas, General Obligation Bonds,
Refunding Series 2018A, 5.000%, 10/01/32, (AMT)
10/28 at 100.00 Aaa 4,893,261
Reagan Hospital District of Reagan County, Texas, Limited
Tax Revenue Bonds, Series 2014A:
655 5.000%, 2/01/29 2/24 at 100.00 Ba1 672,403
1,805 5.000%, 2/01/34 2/24 at 100.00 Ba1 1,843,952
385 5.125%, 2/01/39 2/24 at 100.00 Ba1 393,004
645 SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
Revenue Bonds, Series 2007, 5.500%, 8/01/27
No Opt. Call A2 700,438
5,950 Stephen F. Austin State University, Texas, Revenue Bonds, Refunding &
Improvement Series 2016, 5.000%, 10/15/42
10/28 at 100.00 AA- 6,407,734
3,000 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/41
8/26 at 100.00 AA 3,146,730
3,435 Tarrant County Cultural Education Facilities, Texas, Finance Corporation
Revenue Bonds, Christus Health, Refunding Series 2018B, 5.000%,
7/01/35
1/29 at 100.00 A+ 3,650,065
30,325 Tarrant County, Texas, General Obligation Bonds, Limited Tax Series 2022,
4.000%, 7/15/47
7/31 at 100.00 N/R 29,859,208
4,535 Temple College District, Bell County, Texas, General Obligation Limited
Tax, Series 2021, 3.000%, 7/01/46, (UB) (4)
7/31 at 100.00 AA- 3,670,584
10,115 Texas Private Activity Bond Surface Transporation Corporation, Senior Lien
Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes
Project, Series 2016, 5.000%, 12/31/40, (AMT)
12/25 at 100.00 Baa3 10,247,507
7,300 Texas Private Activity Bond Surface Transporation Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A &
3B Facility, Series 2013, 6.750%, 6/30/43, (AMT)
9/23 at 100.00 Baa3 7,514,766
Texas Private Activity Bond Surface Transportation
Corporation, Senior Lien Revenue Bonds, LBJ
Infrastructure Group LLC IH-635 Managed Lanes Project,
Refunding  Series 2020A:
1,000 4.000%, 12/31/34 12/30 at 100.00 Baa2 952,300
1,750 4.000%, 6/30/38 12/30 at 100.00 Baa2 1,630,055
4,525 4.000%, 12/31/38 12/30 at 100.00 Baa2 4,208,341
1,300 4.000%, 6/30/39 12/30 at 100.00 Baa2 1,203,176
4,050 4.000%, 12/31/39 12/30 at 100.00 Baa2 3,742,524
1,250 4.000%, 6/30/40 12/30 at 100.00 Baa2 1,150,400
2,910 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding First Tier Series 2020A, 3.000%, 8/15/40
8/30 at 100.00 A 2,447,834
10,000 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/37
8/24 at 100.00 A- 10,219,100
4,165 Texas Water Development Board, State Revolving Fund Revenue Bonds,
New Series 2020, 3.000%, 8/01/39
8/30 at 100.00 AAA 3,673,780

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,030 Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax
Increment Revenue Bonds, Refunding Road Improvement Series 2015,
6.000%, 12/01/32 - BAM Insured
12/24 at 100.00 AA $ 1,098,124
1,135 Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax
Increment Revenue Bonds, Refunding Utility Improvement Series 2015,
6.000%, 12/01/31 - BAM Insured
12/24 at 100.00 AA 1,212,929
456,645 Total Texas 434,336,955
Utah - 1.0%
5,780 Military Installation Development Authority, Tax Allocation Revenue Bonds,
Series 2021A-2, 4.000%, 6/01/52
9/26 at 103.00 N/R 4,219,862
2,600 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A
2/26 at 103.00 N/R 2,025,764
Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A:
3,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 A 3,114,090
17,000 5.000%, 7/01/47, (AMT) 7/27 at 100.00 A 17,537,880
Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2018A:
8,180 5.000%, 7/01/43, (AMT) 7/28 at 100.00 A 8,522,415
12,610 5.250%, 7/01/48, (AMT) 7/28 at 100.00 A 13,242,770
3,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/46, (AMT)
7/31 at 100.00 N/R 3,160,830
125 Utah Charter School Finance Authority Charter School Revenue Bonds,
Vista at Entrada School of Performing Arts and Technology) Series 2012,
5.600%, 7/15/22, (ETM)
No Opt. Call N/R (6) 125,147
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Providence Hall Projects, Refunding Serier
2021A:
1,000 4.000%, 10/15/46 10/31 at 100.00 Aa2 949,900
1,000 4.000%, 10/15/51 10/31 at 100.00 Aa2 926,100
1,705 Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson
Reagan Academy Project, Refunding Series 2016A, 5.000%, 2/15/46,
144A
2/26 at 100.00 BB 1,670,184
7,000 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2018A, 5.000%, 5/15/41
5/26 at 100.00 AA+ 7,377,020
63,000 Total Utah 62,871,962
Virgin Islands - 0.1%
Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A:
4,800 5.000%, 10/01/30 No Opt. Call N/R 4,943,664
1,590 5.000%, 10/01/32 No Opt. Call N/R 1,636,237
6,390 Total Virgin Islands 6,579,901
Virginia - 1.2%
Lynchburg Economic Development Authority, Virginia,
Hospital Revenue Bonds, Centra Health Obligated Group,
Refunding Series 2021:
8,275 3.000%, 1/01/51 1/32 at 100.00 N/R 5,563,696
5,850 4.000%, 1/01/55 1/32 at 100.00 N/R 5,252,598
Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018:
4,520 5.000%, 9/01/37, 144A 9/27 at 100.00 N/R 4,303,130
2,430 4.500%, 9/01/45, 144A 9/27 at 100.00 N/R 2,083,069
5,600 5.000%, 9/01/45, 144A 9/27 at 100.00 N/R 5,188,456

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 4,010 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
7/22 at 100.00 B- $ 4,003,664
1,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.000%, 7/01/45,
144A
7/25 at 100.00 BB+ 977,280
2,000 Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series
2016B, 5.000%, 7/01/41, (AMT)
7/26 at 100.00 A1 2,104,280
2,000 Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project,
Series 2019A, 5.500%, 7/01/49, 144A
7/34 at 100.00 N/R 1,942,500
Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017:
3,400 5.000%, 12/31/47, (AMT) 6/27 at 100.00 BBB 3,477,724
1,740 5.000%, 12/31/49, (AMT) 6/27 at 100.00 BBB 1,775,879
3,365 5.000%, 12/31/52, (AMT) 6/27 at 100.00 BBB 3,424,325
13,250 5.000%, 12/31/56, (AMT) 6/27 at 100.00 BBB 13,460,940
Virginia Small Business Financing Authority, Revenue
Bonds, 95 Express Lanes LLC Project, Refunding Senior
Lien Series 2022:
2,825 4.000%, 1/01/48, (AMT) 1/32 at 100.00 N/R 2,521,115
6,240 5.000%, 12/31/57, (AMT) 12/32 at 100.00 N/R 6,409,541
Virginia Small Business Financing Authority, Revenue
Bonds, National Senior Campuses Inc Obligated Group,
Series 2020A:
3,415 4.000%, 1/01/45 7/27 at 103.00 A 3,259,344
6,340 4.000%, 1/01/51 7/27 at 103.00 A 5,933,543
76,260 Total Virginia 71,681,084
Washington - 2.0%
15,000 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Bonneville Power Administration, Refunding Series
2022A, 5.000%, 7/01/36
7/32 at 100.00 N/R 17,301,900
130 Ocean Shores, Washington, Local Improvement District 2007-01 Bonds,
2011, 7.250%, 2/01/31
No Opt. Call BBB+ 145,445
5,385 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/30, (AMT)
5/27 at 100.00 AA- 5,826,301
Port of Seattle, Washington, Revenue Bonds, Intermediate
Lien Series 2019:
10,000 5.000%, 4/01/38, (AMT) 4/29 at 100.00 AA- 10,608,900
7,225 5.000%, 4/01/39, (AMT) 4/29 at 100.00 AA- 7,652,720
Skagit County Public Hospital District 1, Washington,
Revenue Bonds, Skagit Valley Hospital, Refunding &
Improvement Series 2016:
3,825 5.000%, 12/01/30 12/26 at 100.00 Baa2 4,021,337
1,950 5.000%, 12/01/31 12/26 at 100.00 Baa2 2,040,968
4,000 5.000%, 12/01/32 12/26 at 100.00 Baa2 4,161,160
1,120 5.000%, 12/01/37 12/26 at 100.00 Baa2 1,158,080
1,600 Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth,
Refunding Series 2014A, 5.000%, 11/15/28, (Pre-refunded 5/15/24)
5/24 at 100.00 AA- (6) 1,683,824

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
Washington Health Care Facilities Authority, Revenue
Bonds, Virginia Mason Medical Center, Series 2017:
$ 5,180 5.000%, 8/15/34 8/27 at 100.00 BBB- $ 5,401,963
1,775 5.000%, 8/15/35 8/27 at 100.00 BBB- 1,848,609
2,500 5.000%, 8/15/36 8/27 at 100.00 BBB- 2,600,650
2,400 5.000%, 8/15/37 8/27 at 100.00 BBB- 2,493,360
5,010 4.000%, 8/15/42 8/27 at 100.00 BBB- 4,570,072
Washington Health Care Facilities Authority, Revenue
Bonds, Yakima Valley Memorial Hospital Association, Series
2016:
6,000 5.000%, 12/01/41 12/26 at 100.00 Ba1 6,102,780
5,930 5.000%, 12/01/46 12/26 at 100.00 Ba1 5,998,492
4,640 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase, 4.000%, 7/01/43
7/31 at 100.00 Baa3 4,185,512
12,000 Washington State Convention Center Public Facilities District, Lodging Tax
Revenue Bonds, Series 2018, 5.000%, 7/01/58, (UB) (4)
7/28 at 100.00 Baa1 12,388,560
Washington State Higher Education Facilities Authority,
Revenue Bonds, Seattle University, Series 2020:
1,000 4.000%, 5/01/45 5/30 at 100.00 A 926,630
1,025 4.000%, 5/01/50 5/30 at 100.00 A 930,751
Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill
Project, Series 2016:
1,155 5.000%, 7/01/41, 144A 7/26 at 100.00 N/R 1,069,507
2,000 5.000%, 7/01/46, 144A 7/26 at 100.00 N/R 1,808,480
3,805 5.000%, 7/01/51, 144A 7/26 at 100.00 N/R 3,356,010
1,100 Washington State Housing Finance Commission, Non-Profit Revenue
Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/28
7/23 at 100.00 A- 1,119,228
2,340 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
1/23 at 100.00 BBB- 2,242,422
8,520 Washington State, General Obligation Bonds, Various Purpose Series
2015B, 5.000%, 2/01/36
2/25 at 100.00 Aaa 8,989,878
116,615 Total Washington 120,633,539
West Virginia - 0.5%
12,460 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2020, 5.000%,
7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 B 12,678,424
15,500 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell
Huntington Hospital, Inc. Project, Refunding & Improvement Series
2018A, 5.000%, 1/01/43
1/29 at 100.00 BBB+ 15,660,735
2,375 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series
2019A, 5.000%, 9/01/30
9/29 at 100.00 Baa1 2,550,845
1,585 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Refunding &
Improvement Series 2013A, 4.000%, 6/01/41
6/26 at 100.00 A 1,522,789
31,920 Total West Virginia 32,412,793
Wisconsin - 2.8%
1,250 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 5.000%,
2/01/36, 144A
2/26 at 100.00 N/R 1,231,800

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Eno River Academy Project, Series 2020A:
$ 815 5.000%, 6/15/40, 144A 6/30 at 100.00 Ba1 $ 798,895
1,380 5.000%, 6/15/54, 144A 6/30 at 100.00 Ba1 1,292,384
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Founders Academy of Las Vegas, Series
2020A:
555 4.000%, 7/01/30, 144A 7/28 at 100.00 BB- 528,299
200 5.000%, 7/01/55, 144A 7/28 at 100.00 BB- 188,910
2,150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A,
5.000%, 6/15/46, 144A
6/26 at 100.00 N/R 1,714,819
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Voyager Foundation Inc. of North Carolina,
Series 2012A:
105 5.500%, 10/01/22, (ETM) No Opt. Call Baa3 (6) 106,005
375 6.000%, 10/01/32, (Pre-refunded 10/01/22) 10/22 at 100.00 Baa3 (6) 379,024
500 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Voyager Foundation, Inc. of North Carolina Project, Series 2014A,
5.125%, 10/01/45, (Pre-refunded 10/01/22)
10/22 at 100.00 Baa3 (6) 504,460
Public Finance Authority of Wisconsin, Conference Center
and Hotel Revenue Bonds, Lombard Public Facilities
Corporation, First Tier Series 2018A-1:
11 0.000%, 1/01/47, 144A (7) No Opt. Call N/R 245
10 0.000%, 1/01/48, 144A (7) No Opt. Call N/R 206
9 0.000%, 1/01/49, 144A (7) No Opt. Call N/R 194
9 0.000%, 1/01/50, 144A (7) No Opt. Call N/R 176
9 0.000%, 1/01/51, 144A (7) No Opt. Call N/R 166
12 0.000%, 1/01/52, 144A (7) No Opt. Call N/R 204
11 0.000%, 1/01/53, 144A (7) No Opt. Call N/R 193
11 0.000%, 1/01/54, 144A (7) No Opt. Call N/R 178
11 0.000%, 1/01/55, 144A (7) No Opt. Call N/R 167
11 0.000%, 1/01/56, 144A (7) No Opt. Call N/R 157
579 5.500%, 7/01/56, 144A (7) 3/28 at 100.00 N/R 347,324
12 0.000%, 1/01/57, 144A (7) No Opt. Call N/R 166
11 0.000%, 1/01/58, 144A (7) No Opt. Call N/R 155
11 0.000%, 1/01/59, 144A (7) No Opt. Call N/R 145
11 0.000%, 1/01/60, 144A (7) No Opt. Call N/R 135
11 0.000%, 1/01/61, 144A (7) No Opt. Call N/R 126
11 0.000%, 1/01/62, 144A (7) No Opt. Call N/R 118
10 0.000%, 1/01/63, 144A (7) No Opt. Call N/R 110
10 0.000%, 1/01/64, 144A (7) No Opt. Call N/R 104
10 0.000%, 1/01/65, 144A (7) No Opt. Call N/R 97
11 0.000%, 1/01/66, 144A (7) No Opt. Call N/R 98
128 0.000%, 1/01/67, 144A (7) No Opt. Call N/R 1,077

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Conference Center
and Hotel Revenue Bonds, Lombard Public Facilities
Corporation, Second Tier Series 2018B:
$ 27 0.000%, 1/01/46, 144A (7) No Opt. Call N/R $ 640
27 0.000%, 1/01/47, 144A (7) No Opt. Call N/R 593
26 0.000%, 1/01/48, 144A (7) No Opt. Call N/R 566
26 0.000%, 1/01/49, 144A (7) No Opt. Call N/R 538
26 0.000%, 1/01/50, 144A (7) No Opt. Call N/R 499
28 0.000%, 1/01/51, 144A (7) No Opt. Call N/R 525
727 1.000%, 7/01/51, 144A (7) 3/28 at 100.00 N/R 368,964
28 0.000%, 1/01/52, 144A (7) No Opt. Call N/R 491
28 0.000%, 1/01/53, 144A (7) No Opt. Call N/R 465
28 0.000%, 1/01/54, 144A (7) No Opt. Call N/R 440
27 0.000%, 1/01/55, 144A (7) No Opt. Call N/R 416
27 0.000%, 1/01/56, 144A (7) No Opt. Call N/R 395
27 0.000%, 1/01/57, 144A (7) No Opt. Call N/R 374
26 0.000%, 1/01/58, 144A (7) No Opt. Call N/R 353
26 0.000%, 1/01/59, 144A (7) No Opt. Call N/R 337
26 0.000%, 1/01/60, 144A (7) No Opt. Call N/R 317
25 0.000%, 1/01/61, 144A (7) No Opt. Call N/R 298
25 0.000%, 1/01/62, 144A (7) No Opt. Call N/R 283
25 0.000%, 1/01/63, 144A (7) No Opt. Call N/R 268
25 0.000%, 1/01/64, 144A (7) No Opt. Call N/R 256
24 0.000%, 1/01/65, 144A (7) No Opt. Call N/R 241
24 0.000%, 1/01/66, 144A (7) No Opt. Call N/R 221
314 0.000%, 1/01/67, 144A (7) No Opt. Call N/R 2,635
1,650 Public Finance Authority of Wisconsin, Education Revenue Bonds, Carolina
International School, Series 2013A, 7.000%, 8/01/43, 144A
8/23 at 100.00 BB+ 1,692,108
Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Cottonwood Classical Preparatory School
in Albuquerque, New Mexico, Series 2012A:
1,610 6.000%, 12/01/32, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (6) 1,639,238
5,000 6.250%, 12/01/42, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (6) 5,095,850
3,845 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 N/R 3,351,302
Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Appalachian Regional Healthcare System
Obligated Group, Series 2021A:
585 4.000%, 7/01/46 1/31 at 100.00 BBB 516,818
1,675 4.000%, 7/01/51 1/31 at 100.00 BBB 1,446,011
1,925 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 4.000%,
1/01/45
1/30 at 100.00 A 1,790,654
1,050 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Scotland Health Care System, Series 2021A, 3.000%, 10/01/51
10/31 at 100.00 N/R 738,623
Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project,
Refunding Series 2020A:
10,930 3.000%, 6/01/45, (UB) (4) 6/30 at 100.00 A+ 8,254,117
29,070 3.000%, 6/01/45 - AGM Insured, (UB) (4) 6/30 at 100.00 AA 22,340,586
8,000 Public Finance Authority of Wisconsin, Hospital Revenue Bonds,
WakeMed, Series 2019A, 4.000%, 10/01/49
4/29 at 100.00 A+ 7,273,600
14,000 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%,
12/01/42, 144A
12/27 at 100.00 N/R 12,654,180

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 2,735 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48
9/28 at 100.00 N/R $ 2,050,867
10,865 Public Finance Authority of Wisconsin, Revenue Bonds, Bayhealth Medical
Center Project, Series 2021A, 3.000%, 7/01/50
1/32 at 100.00 N/R 8,043,577
Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project,
Series 2021:
2,655 4.000%, 7/01/36, (AMT) 7/28 at 100.00 N/R 2,316,222
3,225 4.250%, 7/01/54, (AMT) 7/31 at 100.00 N/R 2,482,637
Public Finance Authority of Wisconsin, Senior Revenue
Bonds, Maryland Proton Treatment Center, Series 2018A-1:
1,360 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R 836,400
4,065 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R 2,499,975
1,000 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018B-2, 8.500%, 1/01/49
1/28 at 100.00 N/R 615,000
13,410 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A
6/26 at 100.00 BBB- 13,235,402
5,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30
5/26 at 100.00 BBB 5,052,400
18,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/32
8/22 at 100.00 A3 18,044,280
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014:
1,880 5.250%, 10/01/39 10/22 at 102.00 N/R 1,801,660
1,000 5.375%, 10/01/44 10/22 at 102.00 N/R 955,580
3,500 5.500%, 10/01/49 10/22 at 102.00 N/R 3,375,295
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 4.000%,
4/01/39
4/27 at 100.00 AA 1,897,080
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 A- 5,158,650
435 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015,
5.000%, 8/15/39
8/24 at 100.00 A+ 442,747
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc.,
Series 2014A:
2,980 5.000%, 7/01/34 7/24 at 100.00 A 3,041,656
2,100 4.350%, 7/01/36 7/22 at 100.00 A 2,100,231
3,485 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ThedaCare Inc, Series 2019, 3.125%, 12/15/49
12/29 at 100.00 AA- 2,640,306
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Three Pillars Senior Living
Communities, Refunding Series 2013:
3,175 5.000%, 8/15/43, (Pre-refunded 8/15/23) 8/23 at 100.00 BBB+ (6) 3,288,792
275 5.000%, 8/15/43, (Pre-refunded 8/15/23) 8/23 at 100.00 A (6) 284,856
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014:
5,000 5.000%, 12/01/34 12/22 at 102.00 N/R 4,725,450
4,435 5.000%, 12/01/44 12/22 at 102.00 N/R 3,931,982
4,225 5.250%, 12/01/49 12/22 at 102.00 N/R 3,806,345

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 6,435 Wisconsin Housing and Economic Development Authority, Homeowners
Mortgage Revenue Bonds, Guaranteed Mortgage-Backed Securities
Program, Pass Through Series 2017A, 2.690%, 7/01/47
10/26 at 100.00 Aaa $ 6,230,343
197,421 Total Wisconsin 173,127,072
$ 7,356,855 Total Municipal Bonds (cost $7,198,936,449) 6,691,918,960
Shares Description (1) Value
X 43,273,129 COMMON STOCKS - 0.7%
X 43,273,129
Independent Power and Renewable Electricity Producers - 0.7%
719,217 Energy Harbor Corp (10),(11),(12) $ 43,273,129
Total Common Stocks (cost $14,257,608) 43,273,129
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
14,522,850 CORPORATE BONDS - 0.3%
X 14,522,850
Independent Power and Renewable Electricity Producers - 0.3%
$ 15,000 Energy Harbor Corp (8) 7.000% 5/02/23 N/R $ 14,522,850
$ 15,000 Total Corporate Bonds (cost $14,623,972) 14,522,850
Principal
Amount (000) Description (1)
Coupon
(13)
Reference
Rate (13) Spread (13) Maturity (14) Ratings (3) Value
X 48,324 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (13)
X 48,324
Hotels, Restaurants & Leisure - 0.0%
$ 48 Lombard Starwood Westin
Hotel Conference Center and
Hotel Project Revenue Bonds
Term Loan(cash 7.500%, PIK
7.500%)(15)
7.500% N/A N/A 12/31/23 N/R $ 48,324
$ 48 Total Variable Rate Senior Loan Interests (cost $48,324) 48,324
Total Long-Term Investments (cost $7,227,866,353) 6,749,763,263
Borrowings - (1.4)% (16) (87,400,000)
Floating Rate Obligations - (11.0)% (674,483,000)
Other Assets Less Liabilities - 2.2% (17) 138,337,181
Net Assets - 100% $ 6,126,217,444
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note (7,771) 9/22 $ (880,985,479) $ (872,294,750) $ 8,690,729
U.S. Treasury 10-Year Note (4,693) 9/22 (563,883,900) (556,267,156) 7,616,744
Total $(1,444,869,379) $(1,428,561,906) $16,307,473

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 6,691,109,486 $ 809,474 $ 6,691,918,960
Common Stocks – 43,273,129 – 43,273,129
Corporate Bonds – – 14,522,850 14,522,850
Variable Rate Senior Loan Interests – 48,324 – 48,324
Investments in Derivatives:
Futures Contracts* 16,307,473 – – 16,307,473
Total
$ 16,307,473 $ 6,734,430,939 $ 15,332,324 $ 6,766,070,736
* Represents net unrealized appreciation (depreciation).
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(10) For fair value measurement disclosure purposes, investment classified as Level 2.
(11) Common Stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation
Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, Ohio
Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2008B,3.625%, 10/01/33,Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%,11/01/32.
(12) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(13) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(14) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(15) Senior loan received as part of the bondholder funding agreement during March 2022 for Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1, 0.000%, 7/01/56, 144A.
(16) Borrowings as a percentage of Total Investments is 1.3%.

(17) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Intermediate Duration Municipal Bond
Fund
Portfolio of Investments June 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.2%
X
8,195,711,342 MUNICIPAL BONDS - 96.1%
X 8,195,711,342
Alabama - 1.9%
$ 7,630 Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding
Series 2017A, 5.000%, 10/01/31 - AGM Insured, (AMT)
10/27 at 100.00 AA $ 8,230,328
5,820 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds,
Series 2018A, 4.000%, 7/01/37
7/28 at 100.00 Aa3 5,836,412
2,880 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds,
Series 2018B, 5.000%, 7/01/37
7/28 at 100.00 A1 3,067,286
6,665 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 3 Series 2018A, 4.000%, 12/01/48, (Mandatory Put 12/01/23)
9/23 at 100.31 A2 6,781,904
6,685 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put 12/01/25)
9/25 at 100.38 A1 6,779,994
9,325 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 6 Series 2021B, 4.000%, 10/01/52, (Mandatory Put 12/01/26)
9/26 at 100.79 N/R 9,441,469
6,815 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 8 Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/29)
9/29 at 100.40 N/R 6,828,085
5,345 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2021A, 4.000%, 6/01/51, (Mandatory Put 12/01/31)
9/31 at 100.53 Aa2 5,424,480
3,665 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2022 Sub D-1, 4.000%, 7/01/52, (Mandatory Put 6/01/27)
3/27 at 100.17 N/R 3,775,280
Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020:
1,045 5.000%, 8/01/26 - AGM Insured No Opt. Call AA 1,141,934
1,000 5.000%, 8/01/28 - AGM Insured No Opt. Call AA 1,118,670
1,000 5.000%, 8/01/30 - AGM Insured No Opt. Call AA 1,132,330
10,455 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2
Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 A2 10,612,662
7,385 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call A1 7,034,951
28,940 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2008, 2.900%, 7/15/34, (Mandatory Put 12/12/23)
No Opt. Call A1 29,170,363
910 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%,
4/15/27
4/25 at 100.00 N/R 923,313
Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series
2015:
2,080 5.000%, 3/01/23 No Opt. Call BBB- 2,115,069
3,555 5.000%, 3/01/24 No Opt. Call BBB- 3,684,011
2,235 5.000%, 3/01/25 No Opt. Call BBB- 2,350,862
1,725 5.000%, 3/01/26 No Opt. Call BBB- 1,838,488
8,285 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding Series
2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/25)
No Opt. Call BBB 7,837,693

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Alabama (continued)
$ 12,565 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49, (Mandatory
Put 4/01/24)
1/24 at 100.27 A $ 12,726,209
8,505 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49, (Mandatory
Put 6/01/24)
3/24 at 100.29 A1 8,589,880
2,700 Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds,
Project 1, Series 2021A, 4.000%, 11/01/51, (Mandatory Put 10/01/28)
7/28 at 100.68 A2 2,718,144
745 The Improvement District of the City of Mobile - McGowin Park Project,
Alabama, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 8/01/25
No Opt. Call N/R 737,252
10,190 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 4.500%, 5/01/32, 144A
5/29 at 100.00 N/R 9,193,543
158,150 Total Alabama 159,090,612
Alaska - 0.0%
1,900 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2022A-II, 2.350%, 12/01/39
12/30 at 100.00 N/R 1,501,684
Arizona - 1.4%
Arizona Board of Regents, Univeristy of Arizona, SPEED
Revenue Bonds, Stimulus Plan for Economic and
Educational Development, Series 2020C. Forward Delivery:
980 5.000%, 8/01/26 No Opt. Call Aa3 1,074,884
Arizona State, Certificates of Participation, Refunding Series
2019A:
5,630 5.000%, 10/01/26, (ETM) No Opt. Call Aa2 (4) 6,257,745
16,880 5.000%, 10/01/27, (ETM) No Opt. Call Aa2 (4) 19,087,735
12,550 5.000%, 10/01/28, (ETM) No Opt. Call Aa2 (4) 14,381,547
21,410 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2005,
2.400%, 12/01/35, (Mandatory Put 8/14/23)
No Opt. Call A+ 21,470,590
2,470 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/23)
No Opt. Call A+ 2,485,067
18,100 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 A+ 18,945,270
775 Glendale Industrial Development Authority, Arizona, Revenue Bonds,
Midwestern University, Refunding Series 2020, 4.000%, 5/15/26
No Opt. Call AA 816,796
890 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/41, 144A
7/31 at 100.00 N/R 757,292
1,950 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B, 5.000%, 7/01/39, 144A
7/29 at 100.00 BB+ 1,955,674
465 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 4.125%, 9/01/38
9/28 at 100.00 A+ 463,586
Maricopa County Industrial Development Authority,
Arizona, Hospital Revenue Bonds, HonorHealth, Series
2021A:
450 5.000%, 9/01/27 No Opt. Call A+ 490,414
720 5.000%, 9/01/28 No Opt. Call A+ 788,314

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 3,145 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019C, 1.480%, 1/01/35,
(Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread) (5)
10/23 at 100.00 AA- $ 3,125,816
2,520 Maricopa County Pollution Control Corporation, Arizona, Pollution Control
Revenue Bonds, El Paso Electric Company, Refunding Series 2009A,
3.600%, 2/01/40
6/29 at 100.00 BBB+ 2,238,314
Northern Arizona University, Revenue Bonds, SPEED -
Stimulus Plan Economic Educational Development Fund,
Refunding Series 2020B:
3,615 5.000%, 8/01/26 - AGM Insured No Opt. Call AA 3,928,457
4,220 5.000%, 8/01/27 - AGM Insured No Opt. Call AA 4,652,128
3,975 5.000%, 8/01/28 - AGM Insured No Opt. Call AA 4,418,610
430 Northern Arizona University, System Revenue Bonds, Refunding Series
2014, 5.000%, 6/01/23
No Opt. Call A+ 442,535
640 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Series 2021A, 5.000%, 7/01/26
No Opt. Call AAA 707,341
2,650 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29
3/23 at 100.00 A- 2,672,975
830 Regional Public Transportation Authority, Arizona, Transportation Excise
Tax Revenue Bonds, Maricopa County Public Transportation Fund Series
2014, 5.250%, 7/01/23
No Opt. Call AA+ 859,258
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
2,765 5.000%, 12/01/32 No Opt. Call A3 2,987,942
160 5.000%, 12/01/37 No Opt. Call A3 172,019
1,960 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021C-1. TEMPS
-85, 1.500%, 12/01/27
12/22 at 100.00 N/R 1,661,923
110,180 Total Arizona 116,842,232
Arkansas - 0.6%
14,355 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 Ba3 13,873,533
11,415 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-2, 5.000%, 9/01/44,
(Mandatory Put 9/01/27)
3/27 at 100.00 BBB+ 12,333,908
1,000 Arkansas State University, Student Fee Revenue Bonds, Jonesboro
Campus, Series 2013, 5.000%, 12/01/33
12/23 at 100.00 A1 1,045,170
Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021:
2,305 2.000%, 6/01/29 12/26 at 100.00 Aa2 2,118,502
2,500 2.000%, 6/01/30 12/26 at 100.00 Aa2 2,243,125
2,905 2.000%, 6/01/31 12/26 at 100.00 Aa2 2,543,531
Little Rock, Arkansas, Hotel and Restaurant Gross Receipts
Tax Bonds, Series 2014:
500 5.000%, 7/01/22 No Opt. Call A+ 500,000
820 5.000%, 7/01/23 No Opt. Call A+ 845,428
1,610 5.000%, 7/01/26 7/24 at 100.00 A+ 1,699,999
1,485 5.000%, 7/01/28 7/24 at 100.00 A+ 1,566,823
1,935 5.000%, 7/01/29 7/24 at 100.00 A+ 2,041,619
1,005 5.000%, 7/01/30 7/24 at 100.00 A+ 1,060,576
4,595 5.000%, 7/01/34 7/24 at 100.00 A+ 4,848,185

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arkansas (continued)
Pulaski County Public Facilities Board, Arkansas, Healthcare
Revenue Bonds, Baptist Health, Series 2014:
$ 2,175 5.000%, 12/01/25 12/24 at 100.00 A $ 2,288,883
1,820 5.000%, 12/01/27 12/24 at 100.00 A 1,902,246
University of Arkansas, Fayetteville, Various Facilities
Revenue Bonds, Refunding & Improvement Series 2019A:
1,245 5.000%, 11/01/34 5/29 at 100.00 Aa2 1,363,860
1,260 5.000%, 11/01/35 5/29 at 100.00 Aa2 1,370,023
52,930 Total Arkansas 53,645,411
California - 4.4%
7,800 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2021B-1, 4.000%, 2/01/52, (Mandatory
Put 8/01/31)
5/31 at 100.63 A1 7,800,156
California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A:
1,225 5.000%, 6/01/31 6/30 at 100.00 A- 1,323,857
1,310 5.000%, 6/01/32 6/30 at 100.00 A- 1,409,429
635 5.000%, 6/01/33 6/30 at 100.00 A- 680,587
10 4.000%, 6/01/34 6/30 at 100.00 A- 9,887
1,205 4.000%, 6/01/35 6/30 at 100.00 A- 1,186,576
1,575 4.000%, 6/01/36 6/30 at 100.00 A- 1,543,390
415 4.000%, 6/01/37 6/30 at 100.00 A- 404,135
2,460 4.000%, 6/01/38 6/30 at 100.00 A- 2,379,656
700 4.000%, 6/01/39 6/30 at 100.00 A- 672,994
965 4.000%, 6/01/40 6/30 at 100.00 A- 922,453
6,965 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Series 2011A, 3.000%, 3/01/41, (Mandatory Put
3/01/24)
9/23 at 100.00 A+ 6,986,592
California Health Facilities Financing Authority, Revenue
Bonds, Children's Hospital Los Angeles, Series 2017A:
1,205 5.000%, 8/15/35 8/27 at 100.00 BBB+ 1,253,839
1,845 5.000%, 8/15/36 8/27 at 100.00 BBB+ 1,915,829
2,630 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanante System, Series 2006C, 5.000%, 6/01/41, (Mandatory Put
11/01/29)
No Opt. Call AA- 2,983,209
California Health Facilities Financing Authority, Revenue
Bonds, Providence Saint Joseph Health, Term Rate Series
2019C:
520 5.000%, 10/01/39, (Pre-refunded 10/01/25) No Opt. Call N/R (4) 566,171
695 5.000%, 10/01/39, (Mandatory Put 10/01/25) 10/25 at 100.00 N/R 744,525
20,335 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call BBB+ 20,114,015
5,705 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 5,327,380
19,821 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-2, 3.750%, 3/25/35 2021 1
No Opt. Call N/R 19,849,809
1,457 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-3, 3.250%, 8/20/36
No Opt. Call N/R 1,328,226
10,000 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 0.850%,
1/01/50, (AMT), (Mandatory Put 1/26/23), 144A
8/22 at 100.00 N/R 9,867,200
6,025 California Infrastructure and Economic Development Bank, Revenue
Bonds, J Paul Getty Trust, Refunding Series 2020B-2, 3.000%, 10/01/47,
(Mandatory Put 10/01/26)
4/26 at 101.17 N/R 6,116,640

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Municipal Finance Authority, Revenue Bonds,
Linxs APM Project, Senior Lien Series 2018A:
$ 5,950 3.250%, 12/31/32 - AGM Insured, (AMT) 6/28 at 100.00 AA $ 5,484,948
4,000 5.000%, 12/31/33, (AMT) 6/28 at 100.00 BBB- 4,131,120
5,000 5.000%, 12/31/34, (AMT) 6/28 at 100.00 BBB- 5,142,150
5,530 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015B-2,
3.125%, 11/01/40, (AMT), (Mandatory Put 11/03/25)
No Opt. Call A- 5,496,101
24,490 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call A- 24,286,978
12,330 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series
2015B-1, 3.000%, 11/01/25, (AMT)
No Opt. Call A- 12,073,413
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A:
5,425 5.250%, 12/01/29 12/24 at 100.00 BB 5,560,788
5,990 5.250%, 12/01/34 12/24 at 100.00 BB 6,063,677
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A:
1,500 5.000%, 12/01/27, 144A 6/26 at 100.00 BB 1,551,690
2,695 5.000%, 12/01/31, 144A 6/26 at 100.00 BB 2,738,982
4,200 5.000%, 12/01/36, 144A 6/26 at 100.00 BB 4,220,874
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A:
2,530 5.000%, 12/01/33, 144A 6/28 at 100.00 BB 2,549,329
3,790 5.250%, 12/01/38, 144A 6/28 at 100.00 BB 3,835,708
915 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%,
7/01/25, (Pre-refunded 7/01/24)
7/24 at 100.00 A- (4) 969,461
10,300 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-1, 5.000%, 4/01/46,
(Mandatory Put 11/01/29)
No Opt. Call AA- 11,683,290
49 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22
(6),(7)
No Opt. Call N/R 49,093
2,250 California Statewide Community Development Authority, Revenue Bonds,
Kaiser Permanente System, Variable Rate Demand Obligation Series
2004M, 5.000%, 4/01/38, (Mandatory Put 11/01/29)
No Opt. Call N/R 2,552,175
5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Escondido Portfolio, Social Senior Lien Series 2021A-1,
3.000%, 6/01/48, 144A
6/31 at 100.00 N/R 3,602,550
6,605 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series
2021A-1, 3.000%, 7/01/43, 144A
7/32 at 100.00 N/R 5,043,314
4,285 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-1,
2.650%, 12/01/46, 144A
12/31 at 100.00 N/R 3,388,792
5,145 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 3,495,462

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Delano, California, Certificates of Participation, Delano
Regional Medical Center, Series 2012:
$ 2,860 5.000%, 1/01/23, (ETM) No Opt. Call N/R (4) $ 2,904,473
1,635 5.000%, 1/01/24, (Pre-refunded 1/01/23) 1/23 at 100.00 N/R (4) 1,660,424
1,325 5.000%, 1/01/25, (Pre-refunded 1/01/23) 1/23 at 100.00 N/R (4) 1,345,604
El Dorado Union High School District, El Dorado County,
California, General Obligation Bonds, Series 2020:
1,430 5.000%, 8/01/33 - AGM Insured 8/27 at 100.00 AA 1,563,076
2,200 5.000%, 8/01/34 - AGM Insured 8/27 at 100.00 AA 2,403,280
2,280 5.000%, 8/01/35 - AGM Insured 8/27 at 100.00 AA 2,483,991
23,715 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R 2,334,505
1,300 Grant Joint Union High School District, Sacramento County, California,
General Obligation Bonds, Capital Appreciation Election 2006 Series
2008, 0.000%, 8/01/26 - AGM Insured
No Opt. Call A1 1,146,249
Lake Elsinore Public Financing Authority, California, Local
Agency Revenue Bonds, Canyon Hills Improvement Area A
& C, Series 2014C:
1,000 5.000%, 9/01/30 9/24 at 100.00 N/R 1,025,450
1,015 5.000%, 9/01/32 9/24 at 100.00 N/R 1,038,264
465 5.000%, 9/01/34 9/24 at 100.00 N/R 474,839
2,675 Lake Elsinore Redevelopment Agency, California, Special Tax Bonds,
Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 -
AGM Insured
8/22 at 100.00 AA 2,678,906
2,015 Las Virgenes Unified School District, Los Angeles County, California,
General Obligation Bonds, 2006 Election, Series 2009B, 0.000%,
8/01/27
No Opt. Call Aa1 1,721,415
13,425 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018D, 5.000%,
5/15/25, (AMT)
No Opt. Call Aa3 14,340,988
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2014B, 5.000%, 7/01/43
1/24 at 100.00 Aa2 5,166,100
Los Angeles, California, Special Tax Bonds, Community
Facilities District 4, Playa Vista Phase I, Series 2014:
1,060 5.000%, 9/01/24 No Opt. Call A+ 1,121,957
1,240 5.000%, 9/01/25 9/24 at 100.00 A+ 1,311,659
1,010 5.000%, 9/01/26 9/24 at 100.00 A+ 1,067,843
400 Menifee Union School District Public Financing Authority, California,
Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/29 - BAM
Insured
9/25 at 100.00 AA 429,368
5,395 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/28 (8)
2/28 at 100.00 Aa1 5,843,001
12,155 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 6.125%, 11/01/29
No Opt. Call A 13,568,262
9,710 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C, 6.125%, 11/01/29
No Opt. Call A 10,839,564
8,040 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A, 6.750%,
8/01/40
8/30 at 100.00 A2 9,431,563
Palomar Pomerado Health, California, General Obligation
Bonds, Series 2009A:
2,095 0.000%, 8/01/22 - AGC Insured No Opt. Call AA 2,091,962
4,085 0.000%, 8/01/23 - AGC Insured No Opt. Call AA 3,973,071

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 5,355 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/34
No Opt. Call Aa2 $ 3,451,779
2,410 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 - AGM
Insured
10/24 at 100.00 AA 2,411,591
Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B:
2,115 0.000%, 10/01/34 No Opt. Call A 1,293,851
2,000 0.000%, 10/01/36 No Opt. Call A 1,110,980
14,435 San Diego Association of Governments, California, Capital Grants Receipts
Revenue Bonds, Mid-Coast Corridor Transit Project, Green Series 2019B,
1.800%, 11/15/27
11/26 at 100.00 A- 13,628,661
San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding
Senior Lien Series 2014A:
5,075 5.000%, 1/15/29, (Pre-refunded 1/15/25) 1/25 at 100.00 A- (4) 5,441,669
21,260 5.000%, 1/15/34, (Pre-refunded 1/15/25) 1/25 at 100.00 A- (4) 22,796,035
Santa Ana Financing Authority, California, Lease Revenue
Bonds, Police Administration and Housing Facility, Series
1994A:
980 6.250%, 7/01/24, (ETM) No Opt. Call Baa2 (4) 1,023,345
1,635 6.250%, 7/01/24 No Opt. Call Baa2 1,703,883
University of California, General Revenue Bonds, Limited
Project Series 2018O:
4,605 5.000%, 5/15/32 5/28 at 100.00 AA- 5,132,411
3,645 5.000%, 5/15/33 5/28 at 100.00 AA- 4,051,016
2,030 Victor Elementary School District, San Bernardino County, California,
General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 - FGIC
Insured
No Opt. Call Aa3 1,981,930
3,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31 -
AGC Insured
8/26 at 100.00 AA 3,350,550
Washington Township Health Care District, California,
Revenue Bonds, Refunding Series 2015A:
1,540 5.000%, 7/01/24 No Opt. Call Baa2 1,607,375
1,415 5.000%, 7/01/25 No Opt. Call Baa2 1,500,763
1,450 3.250%, 7/01/27 7/25 at 100.00 Baa2 1,445,085
1,435 3.500%, 7/01/28 7/25 at 100.00 Baa2 1,426,404
1,355 3.750%, 7/01/29 7/25 at 100.00 Baa2 1,359,688
2,500 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25
No Opt. Call AA- 2,776,875
399,252 Total California 378,766,155
Colorado - 2.6%
2,955 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 N/R 2,473,187
Arapahoe County School District 6, Littleton, Colorado,
General Obligation Bonds, Series 2019A:
1,905 5.500%, 12/01/29 12/28 at 100.00 Aa1 2,226,031
1,295 5.500%, 12/01/30 12/28 at 100.00 Aa1 1,506,551
1,650 5.500%, 12/01/32 12/28 at 100.00 Aa1 1,907,169
1,250 5.500%, 12/01/33 12/28 at 100.00 Aa1 1,441,175
9,355 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A
12/22 at 103.00 N/R 9,425,817

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,115 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 4.000%, 12/01/29
12/25 at 103.00 N/R $ 1,050,285
10,000 Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior
Series 2017, 4.000%, 6/30/51, (AMT)
12/27 at 100.00 A- 9,264,600
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Regis University Project, Refunding Series
2016:
1,910 5.000%, 10/01/25 No Opt. Call Baa2 2,025,975
1,235 5.000%, 10/01/30 10/25 at 100.00 Baa2 1,279,189
1,715 3.125%, 10/01/31 10/25 at 100.00 Baa2 1,591,297
5,005 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 5.000%, 11/15/39
11/29 at 100.00 AA 5,374,519
4,045 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic
Health Initiatives, Series 2009B-1, 5.000%, 7/01/29, (Pre-refunded
11/09/22)
11/22 at 100.00 BBB+ (4) 4,094,106
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-1:
7,500 5.000%, 8/01/27 No Opt. Call BBB+ 8,047,800
6,970 5.000%, 8/01/28 No Opt. Call BBB+ 7,495,050
4,000 5.000%, 8/01/29 No Opt. Call BBB+ 4,309,360
5,940 5.000%, 8/01/30 8/29 at 100.00 BBB+ 6,343,445
1,875 5.000%, 8/01/31 8/29 at 100.00 BBB+ 1,994,212
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-2:
6,475 5.000%, 8/01/27 No Opt. Call BBB+ 6,947,934
7,035 5.000%, 8/01/28 No Opt. Call BBB+ 7,564,947
1,950 5.000%, 8/01/29 No Opt. Call BBB+ 2,100,813
2,045 5.000%, 8/01/30 8/29 at 100.00 BBB+ 2,183,896
5,000 5.000%, 8/01/31 8/29 at 100.00 BBB+ 5,317,900
22,780 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 BBB+ 24,079,827
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Living Communities & Services, Series 2020A, 4.000%, 12/01/40
12/27 at 103.00 A- 1,826,640
370 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.500%, 6/01/33, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R (4) 382,510
14,655 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2016, 3.125%, 9/01/42
9/26 at 100.00 Baa1 11,294,902
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, SCL Health System, Refunding Series 2019A:
115 5.000%, 1/01/26 No Opt. Call AA- 125,256
2,495 4.000%, 1/01/35 1/30 at 100.00 AA- 2,497,645
5,000 4.000%, 1/01/37 1/30 at 100.00 AA- 4,958,450
8,815 4.000%, 1/01/38 1/30 at 100.00 AA- 8,733,990
5,250 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Series 2013A,
5.500%, 1/01/35
1/24 at 100.00 AA- 5,447,978
2,755 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021E, 2.125%, 11/01/42
5/30 at 100.00 AAA 2,032,060
6,510 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021H, 2.000%, 5/01/42
5/30 at 100.00 AAA 4,867,071
1,500 Delta County Memorial Hospital District, Colorado, Enterprise Revenue
Bonds, Refunding Series 2010, 5.500%, 9/01/25
8/22 at 100.00 BB 1,451,880

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 11,035 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2012B, 5.000%, 11/15/32, (Pre-refunded 11/15/22)
11/22 at 100.00 AA- (4) $ 11,179,448
15,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/24, (AMT)
No Opt. Call A+ 15,855,150
10,270 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 B 10,260,962
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
1,500 5.000%, 12/01/31 12/26 at 100.00 Baa2 1,558,260
500 5.000%, 12/01/32 12/26 at 100.00 Baa2 516,875
645 5.000%, 12/01/33 12/26 at 100.00 Baa2 663,473
380 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R 385,525
1,910 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R 1,944,418
1,040 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 4.000%, 12/01/35,
144A
3/26 at 103.00 N/R 898,726
645 Prairie Center Metropolitan District 7, Brighton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 4.125%, 12/15/36
12/25 at 103.00 N/R 578,314
1,145 Pueblo County School District 60, Pueblo, Colorado, General Obligation
Bonds, Refunding Series 2009, 5.000%, 12/15/22
No Opt. Call Aa2 1,163,354
750 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/36
10/26 at 102.00 N/R 656,730
Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series
2020A:
600 5.000%, 1/15/28 No Opt. Call A- 633,930
550 5.000%, 7/15/28 No Opt. Call A- 581,515
750 5.000%, 1/15/29 No Opt. Call A- 793,283
500 5.000%, 7/15/29 No Opt. Call A- 529,395
555 5.000%, 1/15/30 No Opt. Call A- 587,612
445 5.000%, 7/15/30 No Opt. Call A- 471,259
1,035 5.000%, 1/15/31 No Opt. Call A- 1,094,326
Riverwalk Metropolitan District 2, Glendale, Arapahoe
County, Colorado, Special Revenue Bonds, Series 2022A:
2,100 4.500%, 12/01/32 3/27 at 103.00 N/R 1,893,402
9,095 5.000%, 12/01/42 3/27 at 103.00 N/R 8,164,400
1,000 Spring Mesa Metropolitan District, Jefferson County, Colorado, General
Obligation Bonds, Refunding Series 2015, 3.750%, 12/01/44 - AGC
Insured
12/25 at 100.00 AA 952,370
730 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/41
3/26 at 103.00 N/R 711,312
30 Windy Gap Firming Project Water Activity Enterprise, Colorado, Senior
Revenue Bonds, Series 2021, 5.000%, 7/15/27
No Opt. Call AA 33,776
226,680 Total Colorado 225,771,282

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut - 1.6%
$ 3,640 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/36
1/30 at 100.00 A+ $ 3,547,216
1,955 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020B-1, 5.000%, 7/01/53, (Mandatory
Put 1/01/25)
10/24 at 100.93 A+ 2,073,590
5,570 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020B-2, 5.000%, 7/01/53, (Mandatory
Put 1/01/27)
10/26 at 100.87 A+ 6,101,378
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A:
4,040 4.000%, 7/01/34 7/29 at 100.00 A- 3,870,562
10,495 4.000%, 7/01/35 7/29 at 100.00 A- 9,908,540
5,000 4.000%, 7/01/36 7/29 at 100.00 A- 4,705,150
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1:
700 4.000%, 7/01/26 No Opt. Call BBB+ 715,323
925 4.000%, 7/01/27 No Opt. Call BBB+ 942,732
775 4.000%, 7/01/28 No Opt. Call BBB+ 784,905
600 4.000%, 7/01/29 No Opt. Call BBB+ 604,464
11,580 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2014A, 1.100%, 7/01/48, (Mandatory Put 2/07/23)
No Opt. Call AAA 11,505,772
5,530 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2016A-2, 2.000%, 7/01/42, (Mandatory Put
7/01/26)
No Opt. Call AAA 5,362,386
8,610 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2017B-2, 0.550%, 7/01/37, (Mandatory Put
7/03/23)
No Opt. Call AAA 8,467,332
7,735 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49,
(Mandatory Put 7/01/24)
1/24 at 100.00 AA- 7,632,821
1,170 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2018D-1, 4.000%, 11/15/38
11/27 at 100.00 AAA 1,177,781
935 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019B-1, 3.300%, 11/15/39
11/28 at 100.00 AAA 897,544
1,540 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019E-1, 2.850%, 11/15/39
11/28 at 100.00 AAA 1,295,956
5,635 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019F-1, 2.750%, 11/15/37
11/28 at 100.00 AAA 4,905,268
Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1:
5,405 2.450%, 5/15/38 5/29 at 100.00 AAA 4,450,044
5,355 3.500%, 11/15/45 5/29 at 100.00 AAA 5,278,156
5,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020D-1, 2.350%, 11/15/40
5/30 at 100.00 AAA 3,813,950
2,850 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-1, 2.350%, 11/15/40
5/30 at 100.00 N/R 2,252,327
11,235 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 AAA 8,406,364
11,105 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021B-1, 2.100%, 11/15/40
11/30 at 100.00 AAA 8,477,890
22,870 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021D-1, 2.300%, 11/15/41
11/30 at 100.00 N/R 17,162,105

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 2,605 Connecticut State, General Obligation Bonds, Series 2013E, 5.000%,
8/15/22
No Opt. Call Aa3 $ 2,615,889
1,790 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Series 20168C, 5.000%, 10/01/23
No Opt. Call AA- 1,859,595
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Refunding Series
2021C:
3,440 5.000%, 1/01/25 No Opt. Call AA- 3,679,630
3,500 5.000%, 1/01/26 No Opt. Call AA- 3,821,965
585 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/41
4/30 at 100.00 N/R 507,254
Stratford, Connecticut, General Obligation Bonds, Series
2014:
510 5.000%, 12/15/24, (Pre-refunded 12/15/22) 12/22 at 100.00 AA- (4) 518,043
580 5.000%, 12/15/26, (Pre-refunded 12/15/22) 12/22 at 100.00 AA- (4) 589,146
153,265 Total Connecticut 137,931,078
Delaware - 0.3%
17,440 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45,
(Mandatory Put 10/01/25)
10/25 at 100.00 BBB- 16,260,010
1,000 Delaware Health Facilities Authority, Revenue Bonds, Bayhealth Medical
Center Project, Series 2017A, 4.000%, 7/01/35
7/27 at 100.00 AA 1,002,300
Delaware Health Facilities Authority, Revenue Bonds,
Nanticoke Memorial Hospital, Series 2013:
1,100 4.000%, 7/01/22, (ETM) No Opt. Call AA- (4) 1,100,000
3,995 5.000%, 7/01/28, (Pre-refunded 7/01/23) 7/23 at 100.00 AA- (4) 4,123,679
23,535 Total Delaware 22,485,989
District of Columbia - 1.0%
3,880 District of Columbia Student Dormitory Revenue Bonds, Provident Group -
Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30
10/22 at 100.00 BB- 3,894,007
1,150 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33
No Opt. Call A- 1,191,320
159,565 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
8/22 at 23.01 N/R 33,470,354
Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding First Senior Lien Series
2019A:
1,250 5.000%, 10/01/33 10/28 at 100.00 A 1,386,487
1,750 5.000%, 10/01/34 10/28 at 100.00 A 1,932,420
2,025 5.000%, 10/01/35 10/28 at 100.00 A 2,226,589
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A:
5,560 5.000%, 10/01/26, (AMT) No Opt. Call Aa3 6,057,564
4,150 5.000%, 10/01/28, (AMT) No Opt. Call Aa3 4,601,064
4,155 5.000%, 10/01/29, (AMT) 10/28 at 100.00 Aa3 4,572,411
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2020A. Forward
Delivery:
10,000 5.000%, 10/01/22, (AMT) No Opt. Call Aa3 10,082,100
5,225 5.000%, 10/01/23, (AMT) No Opt. Call Aa3 5,402,650

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2021A:
$ 4,130 5.000%, 7/15/26 No Opt. Call AA $ 4,564,724
6,910 4.000%, 7/15/34 7/31 at 100.00 AA 7,093,322
1,260 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/25
No Opt. Call AA- 1,360,788
211,010 Total District of Columbia 87,835,800
Florida - 4.4%
4,170 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the
University of Florida Project, Refunding Series 2019B-2, 5.000%,
12/01/37, (Mandatory Put 12/01/26)
6/26 at 100.00 A 4,510,355
12,915 Broward County School Board, Florida, Certificates of Participation, Series
2015A, 5.000%, 7/01/25
No Opt. Call Aa3 13,905,322
Broward County, Florida, Airport System Revenue Bonds,
Series 2015A:
10,000 5.000%, 10/01/34, (AMT) 10/25 at 100.00 A1 10,394,100
15,135 5.000%, 10/01/35, (AMT) 10/25 at 100.00 A1 15,717,849
3,110 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
2.250%, 9/01/29, (AMT)
No Opt. Call A1 2,884,059
Cape Coral, Florida, Utility Improvement Assessment
Bonds, Refunding Various Areas Series 2017:
910 2.250%, 9/01/23 - AGM Insured No Opt. Call AA 915,132
1,410 2.500%, 9/01/24 - AGM Insured No Opt. Call AA 1,417,149
1,270 2.750%, 9/01/25 - AGM Insured No Opt. Call AA 1,283,894
890 2.750%, 9/01/26 - AGM Insured No Opt. Call AA 899,016
605 3.000%, 9/01/27 - AGM Insured No Opt. Call AA 609,912
Cape Coral, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2015:
9,685 5.000%, 10/01/32 10/25 at 100.00 A+ 10,390,746
7,325 5.000%, 10/01/33 10/25 at 100.00 A+ 7,851,741
2,030 Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020, 5.000%, 12/15/35, 144A
7/26 at 100.00 N/R 2,029,919
7,620 Central Florida Expressway Authority, Revenue Bonds, Refunding Senior
Lien Series 2021, 5.000%, 7/01/26 - AGM Insured
No Opt. Call AA 8,430,997
14,640 Citizens Property Insurance Corporation, Florida, Coastal Account Senior
Secured Bonds, Series 2015A-1, 5.000%, 6/01/25
12/24 at 100.00 AA 15,591,161
Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Hodges University, Refunding Series 2013:
950 4.750%, 11/01/23, (ETM) No Opt. Call N/R (4) 972,714
1,860 6.000%, 11/01/33, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R (4) 1,959,659
1,000 Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern
University Project, Series 2013A, 6.000%, 4/01/42, (Pre-refunded
4/01/23)
4/23 at 100.00 A- (4) 1,031,660
13,450 Florida Department of Transportation, Full Faith and Credit Right-of-Way
Acquisition and Bridge Construction Bonds, Refunding Series 2021A,
5.000%, 7/01/26
No Opt. Call AAA 14,903,138
370 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2017A,
5.000%, 6/15/27, 144A
6/26 at 100.00 N/R 364,269
1,155 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Mater Academy Projects, Series 2020A, 5.000%, 6/15/35
6/27 at 100.00 BBB 1,184,048

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 30,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R $ 30,034,800
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA
Passenger Rail Project, Series 2019A:
24,240 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 8/22 at 102.00 N/R 24,003,418
44,460 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 8/22 at 103.00 N/R 43,371,619
30,650 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 8/22 at 103.00 N/R 29,354,118
8,745 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2021A-1, 6.750%, 12/01/56,
(AMT), (Mandatory Put 8/15/23), 144A
7/22 at 100.00 N/R 8,646,444
3,275 Florida Governmental Utility Authority, Utility Revenue Bonds, Lake Aqua
Utility System, Series 2013A, 4.250%, 10/01/33
10/22 at 100.00 A 3,283,548
2,755 Florida Governmental Utility Authority, Utility Revenue Bonds, Pasco Aqua
Utility System, Series 2013A, 4.250%, 10/01/33, (Pre-refunded 10/01/22)
10/22 at 100.00 A3 (4) 2,774,065
Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016:
1,305 5.000%, 4/01/32 4/26 at 100.00 A- 1,371,281
1,760 5.000%, 4/01/33 4/26 at 100.00 A- 1,845,941
6,015 5.000%, 4/01/34 4/26 at 100.00 A- 6,300,351
4,290 5.000%, 4/01/35 4/26 at 100.00 A- 4,482,664
1,315 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2017-1, 3.600%, 7/01/37
1/27 at 100.00 Aaa 1,319,353
2,070 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 4.050%, 7/01/38
1/28 at 100.00 Aaa 2,095,999
4,615 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2019-1, 3.000%, 7/01/39
7/28 at 100.00 Aaa 4,593,909
7,890 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 2.050%, 7/01/41
7/30 at 100.00 Aaa 5,948,902
1,465 Florida Municipal Power Agency, Power Supply Revenue Bonds, All
Requirements Project, Refunding Series 2016A, 5.000%, 10/01/30
10/26 at 100.00 AA- 1,590,594
9,955 Florida State Department of Transportation, Federal Highway
Reimbursement Revenue Bonds, Indirect GARVEES Series 2021A,
5.000%, 7/01/26
No Opt. Call AA 10,910,680
2,095 Jacksonville, Florida, Special Revenue Bonds, Series 20120C, 5.000%,
10/01/24, (Pre-refunded 10/01/22)
10/22 at 100.00 AA (4) 2,113,080
5,105 JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three
2020A, 5.000%, 10/01/27
No Opt. Call AA 5,676,760
6,020 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2015A, 5.000%, 4/01/35
4/25 at 100.00 A- 6,221,550
5,560 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53
4/28 at 100.00 A- 5,807,642
Miami-Dade County Expressway Authority, Florida, Toll
System Revenue Bonds, Refunding Series 2014B:
2,830 5.000%, 7/01/24 No Opt. Call A 2,977,443
2,135 5.000%, 7/01/27 7/24 at 100.00 A 2,247,087
5,200 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International
Airport, Refunding Series 2012A, 5.000%, 10/01/22, (AMT)
No Opt. Call A2 5,239,572
7,645 Orange County Health Facilities Authority Revenue Bonds, Presbyterian
Retirement Communities Obligated Group Project, Series 2023A,
4.000%, 8/01/36 (WI/DD, Settling 5/03/23)
8/30 at 103.00 N/R 7,045,785

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Orlando, Florida, Tourist Development Tax Revenue Bonds,
6th Cent Contract Payments, Refunding Senior Series
2017A:
$ 4,000 5.000%, 11/01/32 - AGM Insured 11/27 at 100.00 AA $ 4,453,480
2,015 5.000%, 11/01/34 - AGM Insured 11/27 at 100.00 AA 2,220,288
1,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway,
Refunding & Improvement Series 2019A-1, 5.000%, 10/01/44
10/29 at 100.00 BBB+ 1,029,280
2,525 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, BRCH Corporation Obligated Group, Refunding Series 2014,
5.000%, 12/01/31, (Pre-refunded 12/01/24)
12/24 at 100.00 N/R (4) 2,697,634
4,235 Palm Beach County School Board, Florida, Certificates of Participation,
Series 2014B, 5.000%, 8/01/22
No Opt. Call Aa3 4,246,562
4,200 Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Incorporated Project, Series 2021B-1, 2.000%, 1/01/29
No Opt. Call N/R 3,589,068
Seminole County Industrial Development Authority,
Florida, Educational Facilities Revenue Bonds, Galileo
Schools for Gifted Learning, Series 2021A:
315 4.000%, 6/15/36, 144A 6/31 at 100.00 Ba1 280,422
425 4.000%, 6/15/41, 144A 6/31 at 100.00 Ba1 362,623
4,840 South Florida Water Management District, Certificates of Participation,
Series 2015, 5.000%, 10/01/33
4/26 at 100.00 AA 5,254,498
1,700 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/34
9/30 at 86.77 A+ 1,019,456
Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee
Moffitt Cancer Center Project, Refunding & Capital
Improvement Series 2012A:
660 5.000%, 9/01/22 No Opt. Call A+ 663,142
2,850 5.000%, 9/01/23, (Pre-refunded 9/01/22) 9/22 at 100.00 A+ (4) 2,866,473
1,280 3.125%, 9/01/24 9/22 at 100.00 A+ 1,283,622
1,290 5.000%, 9/01/25, (Pre-refunded 9/01/22) 9/22 at 100.00 A+ (4) 1,297,456
1,500 5.000%, 9/01/27 9/22 at 100.00 A+ 1,508,670
2,000 5.000%, 9/01/28 9/22 at 100.00 A+ 2,011,560
6,150 4.000%, 9/01/33 9/22 at 100.00 A+ 6,175,830
372,880 Total Florida 377,463,509
Georgia - 1.9%
Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Refunding Subordinate Lien
Series 2014A:
11,070 5.000%, 1/01/27 1/24 at 100.00 Aa3 11,495,420
4,350 5.000%, 1/01/29 1/24 at 100.00 Aa3 4,498,683
7,075 5.000%, 1/01/30 1/24 at 100.00 Aa3 7,307,555
3,670 Fulton County Residential Care Facilities Elderly Authority, Georgia,
Revenue Bonds, Canterbury Court Project Entrance Fee , Series 2021B.
TEMPS-80, 2.250%, 10/01/28, 144A
10/23 at 100.00 N/R 3,080,011
Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A:
2,590 3.600%, 12/01/33 6/27 at 100.00 AAA 2,514,579
1,235 3.850%, 12/01/38 6/27 at 100.00 AAA 1,228,800
Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019A:
2,940 3.050%, 12/01/34 6/28 at 100.00 AAA 2,750,929
4,000 3.350%, 12/01/39 6/28 at 100.00 AAA 3,729,360
8,285 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2019B, 2.950%, 12/01/39
12/28 at 100.00 AAA 7,165,282

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 4,250 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2021A, 2.400%, 12/01/41
12/30 at 100.00 N/R $ 3,243,770
5,765 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Sub Series 2015A-1, 3.700%, 12/01/35
12/24 at 100.00 AAA 5,732,716
32,615 Georgia State, General Obligation Bonds, Series 2021A, 5.000%, 7/01/25 No Opt. Call AAA 35,371,620
26,605 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 Aa2 27,359,252
10,650 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019C, 4.000%, 3/01/50, (Mandatory Put 9/01/26)
6/26 at 100.50 A3 10,687,914
3,325 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2021A, 4.000%, 7/01/52, (Mandatory Put 9/01/27)
6/27 at 100.65 N/R 3,410,685
3,375 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2021C, 4.000%, 5/01/52, (Mandatory Put 12/01/28)
9/28 at 100.69 A3 3,380,704
10,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022A, 4.000%, 9/01/52, (Mandatory Put 12/01/29)
9/29 at 100.28 N/R 9,930,500
17,900 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 N/R 17,613,063
159,700 Total Georgia 160,500,843
Guam - 0.0%
4,070 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 A- (4) 4,214,851
Hawaii - 0.7%
8,780 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2019, 3.200%, 7/01/39
7/29 at 100.00 A- 7,324,891
10,185 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series
2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call A- 10,119,205
Hawaii Department of Budget and Finance, Special
Purpose Revenue Bonds, Queens Health Systems, Series
2015A:
5,515 5.000%, 7/01/26 7/25 at 100.00 AA- 5,929,728
4,510 5.000%, 7/01/27 7/25 at 100.00 AA- 4,838,554
7,825 5.000%, 7/01/28 7/25 at 100.00 AA- 8,350,136
9,180 5.000%, 7/01/29 7/25 at 100.00 AA- 9,758,615
15,450 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries, Special
Purpose Revenue Bonds, Deparment of Budget and Finance of the State
of Hawaii, Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call A- 15,507,937
61,445 Total Hawaii 61,829,066
Idaho - 0.5%
560 Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities
Project, Subordinate Series 2015, 3.750%, 9/01/32, (AMT)
9/25 at 100.00 A2 552,580
2,205 Boise City, Idaho, Airport Revenue Bonds, Employee Parking Facilities
Project, Series 2021B, 4.000%, 9/01/46, (AMT)
9/31 at 100.00 A1 2,072,832
3,750 Boise City, Idaho, Airport Revenue Bonds, Public Parking Facilities Project,
Refunding Series 2021A, 5.000%, 9/01/46
9/31 at 100.00 A1 4,018,463
2,600 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2014A, 4.125%, 3/01/37
3/24 at 100.00 A- 2,600,234
3,340 Idaho Housing and Finance Association, Grant and Revenue Anticipation
Bonds, Federal Highway Trust Funds, Series 2021A, 5.000%, 7/15/29
No Opt. Call A+ 3,821,628

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Idaho (continued)
$ 1,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Victory Charter School, Inc. Project, Refunding Series 2016A,
5.000%, 7/01/39
7/26 at 100.00 BBB- $ 1,022,880
1,050 Idaho Housing and Finance Association, Single Family Mortgage Revenue
Bonds, Series 2019C, 2.900%, 7/01/39
1/29 at 100.00 Aa1 1,025,409
2,710 Madison County School District 321, Idaho, General Obligation Bonds,
Sales Tax and Credit Enhancement Guaranty, Refunding Series 2014B,
5.000%, 8/15/22
No Opt. Call Aaa 2,720,379
12,005 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call BBB- 11,919,524
13,690 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 N/R 9,854,473
42,910 Total Idaho 39,608,402
Illinois - 10.2%
1,650 Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev
Project, Senior Lien Series 2016, 4.000%, 1/01/24
8/22 at 100.00 N/R 1,627,973
4,700 Berwyn, Cook County, Illinois, General Obligation Bonds, Series 2014A,
5.000%, 12/01/34
12/24 at 100.00 BBB 4,719,176
Bolingbrook, Will and DuPage Counties, Illinois, General
Obligation Bonds, Refunding Series 2013A:
2,800 0.000%, 1/01/30, (Pre-refunded 7/01/23) 7/23 at 72.73 A2 (4) 1,999,956
2,550 0.000%, 1/01/31, (Pre-refunded 7/01/23) 7/23 at 68.95 A2 (4) 1,726,707
2,760 0.000%, 1/01/32, (Pre-refunded 7/01/23) 7/23 at 65.29 A2 (4) 1,769,657
4,000 0.000%, 1/01/33, (Pre-refunded 7/01/23) 7/23 at 61.69 A2 (4) 2,423,480
Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016:
425 2.150%, 3/01/23 - BAM Insured No Opt. Call AA 425,859
440 2.350%, 3/01/24 - BAM Insured No Opt. Call AA 441,127
944 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 AA 946,341
1,030 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 AA 1,032,276
951 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 AA 947,519
Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016:
580 2.150%, 3/01/23 - BAM Insured No Opt. Call AA 581,172
605 2.350%, 3/01/24 - BAM Insured No Opt. Call AA 606,549
936 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 AA 938,321
1,399 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 AA 1,402,092
1,427 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 AA 1,421,777
29,585 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A- 31,238,210
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017:
1,860 5.000%, 4/01/33 4/27 at 100.00 A- 1,894,894
1,000 5.000%, 4/01/42 4/27 at 100.00 A- 1,008,980
1,150 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2018, 5.000%, 4/01/37
4/28 at 100.00 A- 1,168,055
10,900 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A
12/27 at 100.00 BB 12,199,498
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017C:
3,125 5.000%, 12/01/27 No Opt. Call BB 3,278,562
12,385 5.000%, 12/01/30 12/27 at 100.00 BB 12,798,659

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 2,600 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31
12/27 at 100.00 BB $ 2,685,618
8,925 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36
12/27 at 100.00 BB 9,165,975
5,795 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018A, 4.000%, 12/01/22
No Opt. Call BB 5,822,584
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2018C:
1,200 5.000%, 12/01/22 No Opt. Call BB 1,210,512
2,885 5.000%, 12/01/23 No Opt. Call BB 2,946,941
2,300 5.000%, 12/01/24 No Opt. Call BB 2,370,265
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2019A:
1,860 0.000%, 12/01/25 No Opt. Call BB 1,637,581
2,545 0.000%, 12/01/26 No Opt. Call BB 2,144,824
4,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2021B, 5.000%, 12/01/31
12/30 at 100.00 BB 4,189,800
19,585 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB 21,800,847
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2021A:
1,000 5.000%, 12/01/33 12/30 at 100.00 BB 1,035,420
5,300 5.000%, 12/01/36 12/30 at 100.00 BB 5,464,671
5,950 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A, 5.000%, 12/01/45
12/29 at 100.00 A+ 6,351,982
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2015A:
5,720 5.000%, 1/01/33 1/25 at 100.00 A 5,891,486
4,225 5.000%, 1/01/34 1/25 at 100.00 A 4,347,187
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2018B:
2,500 5.000%, 1/01/36 1/29 at 100.00 A 2,688,775
3,000 5.000%, 1/01/37 1/29 at 100.00 A 3,218,400
4,000 5.000%, 1/01/38 1/29 at 100.00 A 4,271,200
17,815 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB+ 19,139,367
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
4,745 5.000%, 1/01/23, (ETM) No Opt. Call BBB+ (4) 4,822,771
2,080 5.000%, 1/01/23, (ETM) No Opt. Call N/R (4) 2,114,091
7,600 5.000%, 1/01/24 No Opt. Call BBB+ 7,798,284
4,440 5.000%, 1/01/25 No Opt. Call BBB+ 4,611,872
2,045 5.000%, 1/01/26 No Opt. Call BBB+ 2,145,205
1,525 Cook County Community College District 508, Illinois, General Obligation
Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/24
12/23 at 100.00 A+ 1,559,343
2,680 Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C,
5.000%, 11/15/22
No Opt. Call A+ 2,714,224
6,075 Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A,
5.000%, 11/15/26
No Opt. Call A+ 6,646,597
3,695 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A, 4.000%,
11/15/39
11/30 at 100.00 AA- 3,506,075

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Effingham and Clay Counties Community Unit School
District Number 40, Effingham,  Illinois, General Obligation
Bonds, School Series 2019A:
$ 1,000 4.000%, 12/01/30 - BAM Insured 12/27 at 100.00 AA $ 1,039,430
1,000 4.000%, 12/01/34 - BAM Insured 12/27 at 100.00 AA 1,025,780
1,395 4.000%, 12/01/35 - BAM Insured 12/27 at 100.00 AA 1,429,191
1,455 4.000%, 12/01/36 - BAM Insured 12/27 at 100.00 AA 1,483,693
500 Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding
Series 2017, 2.800%, 3/01/25 - BAM Insured
No Opt. Call AA 504,790
Huntley, Illinois, Special Tax Bonds, Special Service Area 9,
Refunding Series 2017:
873 2.400%, 3/01/23 - BAM Insured No Opt. Call AA 876,457
923 2.600%, 3/01/24 - BAM Insured No Opt. Call AA 928,501
1,022 3.000%, 3/01/26 - BAM Insured No Opt. Call AA 1,036,359
1,052 3.150%, 3/01/27 - BAM Insured 3/26 at 100.00 AA 1,072,756
6,815 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2008A-2, 4.000%, 11/01/30
No Opt. Call AA 7,028,718
7,480 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2008A-3, 5.000%, 11/01/30
No Opt. Call AA 8,046,760
1,240 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2014, 5.000%, 8/01/23
No Opt. Call AA 1,282,644
8,500 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Series 2008A-1, 4.000%, 11/01/30
No Opt. Call AA 8,766,900
6,400 Illinois Finance Authority, Revenue Bonds, Ann & Robert H. Lurie
Children's Hospital of Chicago, Refunding Series 2017, 4.000%, 8/15/39
8/27 at 100.00 AA 6,299,648
2,000 Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series
2016, 5.000%, 3/01/30
3/26 at 100.00 AA- 2,166,860
Illinois Finance Authority, Revenue Bonds, Ascension
Health/fkaPresence Health Network, Series 2016C:
2,400 3.625%, 2/15/32 2/27 at 100.00 AA+ 2,355,120
10,000 3.750%, 2/15/34 2/27 at 100.00 AA+ 9,818,600
31,410 4.000%, 2/15/41 2/27 at 100.00 AA+ 31,061,977
70 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R (4) 74,438
1,505 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R (4) 1,600,417
13,685 Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2012, 5.000%, 9/01/27, (Pre-refunded 9/01/22)
9/22 at 100.00 AA+ (4) 13,763,004
Illinois Finance Authority, Revenue Bonds, Centegra Health
System, Series 2014A:
475 5.000%, 9/01/26, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 504,521
1,205 5.000%, 9/01/27, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 1,279,891
775 5.000%, 9/01/29, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 823,166
2,450 5.000%, 9/01/34, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 2,602,268
3,015 4.625%, 9/01/39, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 3,177,358
7,055 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 7,493,468
Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019:
2,505 5.000%, 4/01/31 4/29 at 100.00 AA- 2,752,669
1,300 5.000%, 4/01/32 4/29 at 100.00 AA- 1,415,596
4,500 5.000%, 4/01/34 4/29 at 100.00 AA- 4,840,290
7,610 5.000%, 4/01/36 4/29 at 100.00 AA- 8,158,681
5,395 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/24
No Opt. Call A3 5,690,916

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A:
$ 2,370 5.000%, 7/01/33, (Pre-refunded 7/01/26) 7/26 at 100.00 AA- (4) $ 2,597,520
3,170 5.000%, 7/01/34, (Pre-refunded 7/01/26) 7/26 at 100.00 AA- (4) 3,474,320
5,000 5.000%, 7/01/35, (Pre-refunded 7/01/26) 7/26 at 100.00 AA- (4) 5,480,000
Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A:
1,000 5.000%, 11/15/27 11/25 at 100.00 A 1,062,450
1,890 5.000%, 11/15/28 11/25 at 100.00 A 1,994,271
2,000 5.000%, 11/15/29 11/25 at 100.00 A 2,101,360
2,950 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2007, 5.400%, 4/01/27
8/22 at 100.00 B 2,951,180
Illinois Finance Authority, Revenue Bonds, Silver Cross
Hospital and Medical Centers, Refunding Series 2015C:
2,215 5.000%, 8/15/35 8/25 at 100.00 A3 2,285,526
5,000 5.000%, 8/15/44 8/25 at 100.00 A3 5,119,850
Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C:
1,160 5.000%, 3/01/32 3/27 at 100.00 AA- 1,221,271
2,750 5.000%, 3/01/33 3/27 at 100.00 AA- 2,888,682
1,650 5.000%, 3/01/34 3/27 at 100.00 AA- 1,726,709
1,815 4.000%, 3/01/35 3/27 at 100.00 AA- 1,823,458
9,805 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2021B, 5.000%, 8/15/53, (Mandatory Put 8/15/31)
No Opt. Call AA- 11,196,526
610 Illinois Health Facilities Authority, Revenue Bonds, Advocate Healthcare
Network, Series 2003A. Remarketing 07/21/16, 1.375%, 11/15/22
8/22 at 100.50 AA 609,884
21,355 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 2.150%, 10/01/41
4/30 at 100.00 Aaa 16,099,107
875 Illinois Housing Development Authority, Revenue Bonds, Series 2019D,
2.950%, 10/01/39
4/29 at 100.00 Aaa 869,916
Illinois State, General Obligation Bonds, February Series
2014:
4,110 5.000%, 2/01/23 No Opt. Call BBB 4,171,814
5,815 5.000%, 2/01/24 No Opt. Call BBB 6,018,118
4,985 5.000%, 2/01/25 2/24 at 100.00 BBB 5,140,482
4,675 5.000%, 2/01/26 2/24 at 100.00 BBB 4,823,945
6,250 5.000%, 2/01/27 2/24 at 100.00 BBB 6,428,063
3,020 Illinois State, General Obligation Bonds, June Series 2016, 3.500%,
6/01/29
6/26 at 100.00 BBB 3,005,323
2,750 Illinois State, General Obligation Bonds, March Series 2021A, 5.000%,
3/01/26
No Opt. Call BBB 2,924,433
Illinois State, General Obligation Bonds, May Series 2014:
1,000 5.000%, 5/01/28 5/24 at 100.00 BBB 1,031,560
1,800 5.000%, 5/01/32 5/24 at 100.00 BBB 1,831,212
12,200 Illinois State, General Obligation Bonds, November Series 2016, 5.000%,
11/01/26
No Opt. Call BBB 13,070,348
6,440 Illinois State, General Obligation Bonds, November Series 2017C, 5.000%,
11/01/29
11/27 at 100.00 BBB 6,858,664

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois State, General Obligation Bonds, November Series
2017D:
$ 26,235 5.000%, 11/01/23 No Opt. Call BBB $ 27,034,381
4,260 5.000%, 11/01/24 No Opt. Call BBB 4,458,388
5,430 5.000%, 11/01/25 No Opt. Call BBB 5,751,239
3,555 3.250%, 11/01/26 No Opt. Call BBB 3,559,479
3,440 5.000%, 11/01/26 No Opt. Call BBB 3,685,410
11,390 5.000%, 11/01/27 No Opt. Call BBB 12,287,304
6,095 5.000%, 11/01/28 11/27 at 100.00 BBB 6,535,059
10,075 Illinois State, General Obligation Bonds, November Series 2019A, 5.000%,
11/01/22
No Opt. Call BBB 10,166,582
2,000 Illinois State, General Obligation Bonds, November Series 2019B, 5.000%,
11/01/30
11/29 at 100.00 BBB 2,157,420
3,250 Illinois State, General Obligation Bonds, Refunding March Series 2021C,
4.000%, 3/01/24
No Opt. Call BBB 3,315,715
1,600 Illinois State, General Obligation Bonds, Refunding September Series
2018B, 5.000%, 10/01/32
10/28 at 100.00 BBB 1,685,344
Illinois State, General Obligation Bonds, Refunding Series
2012:
15,265 5.000%, 8/01/22 No Opt. Call BBB 15,297,972
410 5.000%, 8/01/25 8/22 at 100.00 BBB 410,976
Illinois State, General Obligation Bonds, Series 2013:
5,735 5.500%, 7/01/25 7/23 at 100.00 BBB 5,881,415
2,905 5.500%, 7/01/26 7/23 at 100.00 BBB 2,980,472
2,130 5.500%, 7/01/27 7/23 at 100.00 BBB 2,179,203
7,670 5.250%, 7/01/29 7/23 at 100.00 BBB 7,843,725
4,000 Illinois State, General Obligation Bonds, Series 2022B, 5.000%, 3/01/26 No Opt. Call N/R 4,253,720
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Refunding Senior Lien Series 2014A:
3,880 5.000%, 12/01/22 No Opt. Call AA- 3,934,708
4,110 5.000%, 1/01/33 1/23 at 100.00 AA- 4,155,210
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Refunding Senior Lien Series 2016A:
7,270 5.000%, 12/01/31 1/26 at 100.00 AA- 7,756,145
8,090 5.000%, 12/01/32 1/26 at 100.00 AA- 8,604,847
14,785 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2018A, 5.000%, 1/01/26
No Opt. Call AA- 16,082,827
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Senior Lien Series 2014B:
11,000 5.000%, 1/01/36 1/24 at 100.00 AA- 11,290,290
6,260 5.000%, 1/01/37 1/24 at 100.00 AA- 6,410,803
11,670 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014D, 5.000%, 1/01/24
No Opt. Call AA- 12,193,633
10,950 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015B, 5.000%, 1/01/37
1/26 at 100.00 AA- 11,489,397
Kane County Community Unit School District 304 Geneva,
Illinois, General Obligation Bonds, Series 2007A:
285 9.000%, 1/01/23 - AGM Insured, (ETM) No Opt. Call AA (4) 295,229
965 9.000%, 1/01/23 - AGM Insured No Opt. Call AA+ 1,000,599
3,940 9.000%, 1/01/25 - AGM Insured No Opt. Call AA+ 4,586,278
1,220 9.000%, 1/01/25, (ETM) No Opt. Call AA (4) 1,419,470

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Kendall, Kane, and Will Counties Community Unit School
District 308 Oswego,  Illinois, General Obligation Bonds,
Refunding School Series 2016:
$ 5,020 5.000%, 2/01/34 2/26 at 100.00 AA- $ 5,424,260
3,465 5.000%, 2/01/35 2/26 at 100.00 AA- 3,742,824
LaSalle and Bureau Counties High School District 120
LaSalle-Peru, Illinois, General Obligation Bonds, School
Building Series 2017:
1,140 5.000%, 12/01/24 - BAM Insured No Opt. Call AA 1,208,833
1,485 5.000%, 12/01/30 - BAM Insured 12/26 at 100.00 AA 1,638,861
1,165 5.000%, 12/01/31 - BAM Insured 12/26 at 100.00 AA 1,285,193
1,645 5.000%, 12/01/32 - BAM Insured 12/26 at 100.00 AA 1,813,267
1,725 5.000%, 12/01/33 - BAM Insured 12/26 at 100.00 AA 1,899,932
1,815 5.000%, 12/01/34 - BAM Insured 12/26 at 100.00 AA 1,997,480
LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019:
1,845 4.000%, 12/01/27 No Opt. Call Aa2 1,968,726
1,925 4.000%, 12/01/28 12/27 at 100.00 Aa2 2,048,989
1,560 4.000%, 12/01/29 12/27 at 100.00 Aa2 1,657,609
Madison County Community Unit School District 7
Edwardsville, Illinois, General Obligation Bonds, Series
2017A:
2,430 5.000%, 12/01/28 12/25 at 100.00 AA 2,638,300
2,500 5.000%, 12/01/29 12/25 at 100.00 AA 2,714,300
1,500 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties
Community College District 536, Illinois, General Obligation Bonds,
Lewis & Clark Community College, Refunding Series 2017A, 5.000%,
11/01/31 - AGM Insured
11/26 at 100.00 AA 1,642,080
4,360 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A, 4.000%, 12/15/42
12/31 at 100.00 BBB+ 3,908,740
1,905 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2012B, 0.000%, 12/15/51
No Opt. Call BBB+ 422,986
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2017B:
1,810 0.000%, 12/15/37 (8) No Opt. Call BBB+ 1,073,511
9,045 0.000%, 12/15/42 (8) 6/38 at 100.00 BBB+ 5,216,432
6,000 0.000%, 12/15/47 (8) 6/38 at 100.00 BBB+ 3,340,680
1,470 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2020B, 5.000%, 6/15/42
12/30 at 100.00 BBB+ 1,506,383
28,550 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/29 -
NPFG Insured
No Opt. Call BBB+ 21,434,769
Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018:
416 3.100%, 3/01/26 - BAM Insured No Opt. Call AA 422,269
469 3.200%, 3/01/27 - BAM Insured No Opt. Call AA 478,146
334 3.300%, 3/01/28 - BAM Insured 3/27 at 100.00 AA 339,481
579 3.450%, 3/01/30 - BAM Insured 3/27 at 100.00 AA 587,864
500 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29
1/26 at 100.00 N/R 468,995
Northern Illinois University, Auxiliary Facilities System
Revenue Bonds, Series 2021:
325 5.000%, 10/01/27 - BAM Insured No Opt. Call AA 356,567
650 5.000%, 10/01/28 - BAM Insured No Opt. Call AA 719,089

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 2,270 Peroia Public Building Commission, Illinois, School District Facility
Revenue Bonds, Peoria County School District 150 Project, Series 2011,
0.000%, 12/01/24
No Opt. Call A $ 2,113,052
1,491 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/29 - AGM Insured
3/24 at 100.00 AA 1,544,124
Quad Cities Regional Economic Development Authority,
Illinois, Revenue Bonds, Augustana College, Series 2012:
295 5.000%, 10/01/23 10/22 at 100.00 Baa1 296,513
350 5.000%, 10/01/24 10/22 at 100.00 Baa1 351,484
Railsplitter Tobacco Settlement Authority, Illinois, Tobacco
Settlement Revenue Bonds, Series 2017:
3,940 5.000%, 6/01/25 No Opt. Call A 4,191,727
5,135 5.000%, 6/01/26 No Opt. Call A 5,538,354
3,030 5.000%, 6/01/27 6/26 at 100.00 A 3,258,613
Round Lake, Lake County, Illinois, Special Tax Bonds,
Lakewood Grove Special Service Areas 1, 3 & 4, Refunding
Series 2017:
1,283 3.700%, 3/01/29 - BAM Insured 3/27 at 100.00 AA 1,320,322
1,073 3.800%, 3/01/30 - BAM Insured 3/27 at 100.00 AA 1,101,832
1,897 4.000%, 3/01/33 - BAM Insured 3/27 at 100.00 AA 1,920,447
Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A:
2,425 5.000%, 1/01/36 1/30 at 100.00 AA- 2,645,942
2,435 5.000%, 1/01/37 - BAM Insured 1/30 at 100.00 AA 2,669,320
Southwestern Illinois Development Authority, Health
Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
2,565 7.125%, 11/01/43, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R (4) 2,738,882
2,415 7.625%, 11/01/48, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R (4) 2,594,386
2,880 Southwestern Illinois Development Authority, Local Government Program
Revenue Bonds, Southwestern Illinois Flood District Council Project,
Series 2016B, 4.000%, 10/15/40
10/25 at 100.00 A- 2,897,539
Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern
Illinois Flood District Council Project, Series 2020:
950 4.000%, 4/15/34 4/30 at 100.00 AA- 965,912
1,225 4.000%, 10/15/35 4/30 at 100.00 AA- 1,238,328
Springfield, Illinois, Electric Revenue Bonds, Refunding
Senior Lien Series 2015:
7,805 5.000%, 3/01/33 3/25 at 100.00 A 8,300,071
13,960 5.000%, 3/01/34 - AGM Insured 3/25 at 100.00 AA 14,838,084
11,060 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 AA 11,691,416
2,830 Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate
Revenue Source, Series 2012, 4.000%, 11/01/22
No Opt. Call A 2,851,706
Will and Kendall Counties Community Consolidated
School District 202 Plainfield, Illinois, General Obligation
Bonds, Series 2016C:
3,355 5.000%, 1/01/23 No Opt. Call Aa2 3,410,458
3,295 5.000%, 1/01/24 No Opt. Call Aa2 3,437,871
4,215 5.000%, 1/01/25 No Opt. Call Aa2 4,483,285
5,675 Will County Community High School District 210 Lincoln-Way, Illinois,
General Obligation Bonds, Series 2013B, 0.000%, 1/01/30
No Opt. Call Baa1 4,302,445
5,000 Will County, Illinois, General Obligation Bonds, Alternate Revenue Source,
Series 2016, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 AA+ (4) 5,462,000

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Winnebago-Boone Counties School District 205 Rockford,
Illinois, General Obligation Bonds, Series 2013:
$ 4,070 0.000%, 2/01/25 No Opt. Call A+ $ 3,774,355
3,855 0.000%, 2/01/26 No Opt. Call A+ 3,451,035
865,244 Total Illinois 872,154,905
Indiana - 3.2%
3,500 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Indianapolis Project, Series 2017, 5.000%, 10/01/43
4/27 at 100.00 BBB+ 3,574,900
2,570 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2020A,
0.950%, 12/01/38, (AMT), (Mandatory Put 4/01/26)
No Opt. Call A2 2,234,255
6,750 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2021B,
1.400%, 8/01/29, (Mandatory Put 8/01/26)
8/26 at 100.00 A2 5,756,468
2,375 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A,
4.125%, 12/01/26
No Opt. Call B- 2,360,726
5,840 Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health, Series
2019B, 2.100%, 11/01/49, (Mandatory Put 11/01/26)
5/26 at 100.00 A- 5,678,174
Indiana Finance Authority, Hospital Revenue Bonds, Major
Hospital Project, Series 2014A:
1,130 3.500%, 10/01/26, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R (4) 1,152,430
500 5.000%, 10/01/29, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R (4) 519,315
4,000 Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project,
Refunding Series 2015A, 5.250%, 2/01/37
8/25 at 100.00 AA+ 4,291,560
3,945 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Refunding First Lien Series 2021-1, 5.000%, 10/01/27
No Opt. Call AA 4,427,829
Indiana Finance Authority, Wastewater Utility Revenue
Bonds, CWA Authority Project, Series 2014A:
800 5.000%, 10/01/22 No Opt. Call AA 806,880
650 5.000%, 10/01/23 No Opt. Call AA 674,537
735 5.000%, 10/01/24 No Opt. Call AA 782,378
1,580 5.000%, 10/01/25 10/24 at 100.00 AA 1,676,491
1,710 5.000%, 10/01/26 10/24 at 100.00 AA 1,809,813
10,000 5.000%, 10/01/40 10/24 at 100.00 AA 10,352,900
8,010 Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy
Group Project, First Lien Series 2014A, 2.950%, 10/01/22, (ETM)
8/22 at 100.00 AA- (4) 8,020,012
1,470 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 Aaa 1,100,119
11,335 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 2.125%, 7/01/41
7/30 at 100.00 Aaa 8,284,071
Indiana Municipal Power Agency, Power Supply System
Revenue Bonds, Series 2013A:
2,900 5.250%, 1/01/33, (Pre-refunded 7/01/23) 7/23 at 100.00 A+ (4) 2,999,035
2,505 5.250%, 1/01/34, (Pre-refunded 7/01/23) 7/23 at 100.00 A+ (4) 2,590,546
Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D:
9,125 5.000%, 1/01/25, (AMT) No Opt. Call A1 9,660,364
4,305 5.000%, 1/01/26, (AMT) No Opt. Call A1 4,614,185
11,165 5.000%, 1/01/28, (AMT) No Opt. Call A1 12,211,384
5,035 5.000%, 1/01/29, (AMT) No Opt. Call A1 5,533,314
5,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks
Project, Series 2007B, 5.250%, 7/01/23 - NPFG Insured
No Opt. Call AA 5,164,750

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
Indianapolis, Indiana, Gas Utility Distribution System
Revenue Bonds, Refunding 2nd Lien Series 2013A:
$ 7,910 5.250%, 8/15/28 8/23 at 100.00 AA $ 8,219,360
10,000 5.250%, 8/15/29 8/23 at 100.00 AA 10,391,100
Indianapolis, Indiana, Gas Utility Distribution System
Revenue Bonds, Refunding 2nd Lien Series 2017A:
12,530 5.000%, 8/15/26 No Opt. Call AA 13,866,074
6,830 5.000%, 8/15/27 No Opt. Call AA 7,688,121
Indianapolis, Indiana, Thermal Energy System Revenue
Bonds, Refunding First Lien Series 2014A:
515 5.000%, 10/01/27 10/24 at 100.00 A+ 546,920
730 5.000%, 10/01/28 10/24 at 100.00 A+ 774,909
1,035 5.000%, 10/01/29 10/24 at 100.00 A+ 1,098,673
1,360 5.000%, 10/01/31 10/24 at 100.00 A+ 1,444,293
1,215 5.000%, 10/01/33 10/24 at 100.00 A+ 1,290,573
Lake County Building Corporation, Indiana, First Mortgage
Bonds, Series 2012:
500 5.000%, 8/01/22 8/22 at 100.00 N/R 500,690
500 5.000%, 8/01/23 8/22 at 100.00 N/R 500,470
500 5.000%, 2/01/24 8/22 at 100.00 N/R 500,435
33,040 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital
Project, Refunding Series 2018B, 5.000%, 1/01/36
1/27 at 100.00 A- 34,246,290
Southwest Allen Multi School Building Corporation, Allen
County, Indiana, First Mortgage Bonds, Series 2020:
675 4.000%, 7/15/24 No Opt. Call AA+ 701,143
570 4.000%, 1/15/25 No Opt. Call AA+ 595,986
Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014:
1,040 5.000%, 2/01/25 8/24 at 100.00 A 1,100,487
1,000 5.000%, 2/01/26 8/24 at 100.00 A 1,057,110
1,805 5.000%, 2/01/27 8/24 at 100.00 A 1,906,946
1,800 5.000%, 2/01/29 8/24 at 100.00 A 1,900,926
2,700 5.000%, 2/01/31 8/24 at 100.00 A 2,851,956
29,520 Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP
Products North America Inc. Project, Refunidng Series 2019A, 5.000%,
12/01/44, (AMT), (Mandatory Put 6/05/26)
No Opt. Call A2 31,798,649
25,005 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 5.000%, 11/01/45, (AMT),
(Mandatory Put 11/01/22)
No Opt. Call A2 25,211,041
20,625 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2016A, 5.000%, 3/01/46, (AMT),
(Mandatory Put 3/01/23)
No Opt. Call A2 20,943,863
268,340 Total Indiana 275,412,451
Iowa - 1.2%
1,865 Des Moines, Iowa, General Obligation Bonds, Refunding Capital Loan
Notes Series 2021A, 5.000%, 6/01/27
No Opt. Call AA+ 2,091,765
Des Moines, Iowa, General Obligation Bonds, Series
2021F:
4,835 5.000%, 6/01/26 No Opt. Call AA+ 5,321,884
3,900 5.000%, 6/01/27 No Opt. Call AA+ 4,374,201
10,030 Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health
Project,  Series 2013A, 5.250%, 2/15/44, (Pre-refunded 2/15/23)
2/23 at 100.00 AA- (4) 10,259,687

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Iowa (continued)
Iowa Finance Authority, Healthcare Revenue Bonds,
Genesis Health System, Series 2013A:
$ 8,670 5.000%, 7/01/27, (Pre-refunded 7/01/23) 7/23 at 100.00 A1 (4) $ 8,949,261
6,840 5.000%, 7/01/28, (Pre-refunded 7/01/23) 7/23 at 100.00 A1 (4) 7,060,316
Iowa Finance Authority, Iowa, Midwestern Disaster
Area Revenue Bonds, Iowa Fertilizer Company Project,
Refunding Series 2022:
2,955 4.000%, 12/01/50, (Mandatory Put 12/01/32) 12/29 at 103.00 N/R 2,952,400
1,940 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 N/R 1,993,815
2,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2019D, 2.600%, 7/01/37
1/29 at 100.00 AAA 1,722,140
12,680 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2020A, 3.750%, 1/01/50
7/29 at 100.00 AAA 12,777,763
7,400 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.200%, 7/01/41
7/30 at 100.00 AAA 5,602,318
2,250 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021D, 2.100%, 7/01/38
1/31 at 100.00 AAA 1,797,008
12,000 Iowa Finance Authority, State Revolving Fund Revenue Bonds, Series
2013, 5.000%, 8/01/32
8/23 at 100.00 N/R 12,433,440
8,395 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Seenior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49
6/31 at 100.00 BBB 8,105,960
Iowa Tobacco Settlement Authority, Tobacco Settlement
Asset-Backed Bonds, Senior Class 1 Series 2021A-2:
400 5.000%, 6/01/27 No Opt. Call N/R 424,224
1,400 5.000%, 6/01/28 No Opt. Call A 1,489,586
1,625 5.000%, 6/01/29 No Opt. Call A 1,734,265
1,600 5.000%, 6/01/30 No Opt. Call A 1,710,816
1,605 5.000%, 6/01/31 No Opt. Call A- 1,717,976
1,610 5.000%, 6/01/32 6/31 at 100.00 A- 1,715,890
1,000 5.000%, 6/01/33 6/31 at 100.00 N/R 1,061,940
2,785 University of Iowa Facilities Corporation, Revenue Bonds, Refunding
Series 2021, 5.000%, 6/01/25
No Opt. Call Aa1 2,999,334
97,785 Total Iowa 98,295,989
Kansas - 0.6%
14,655 Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas
City Power and Light Company Project, Refunding Series 1993A,
2.950%, 12/01/23
4/23 at 101.00 A+ 14,702,482
11,000 Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas
City Power and Light Company Project, Refunding Series 1993B,
2.950%, 12/01/23
4/23 at 101.00 A+ 11,035,640
12,980 Kansas Development Finance Authority, Hospital Revenue Bonds, Advent
Health Obligated Group, Series 2021B, 5.000%, 11/15/54, (Mandatory
Put 11/15/28)
No Opt. Call AA 14,598,736
5,265 Wyandotte County/Kansas City Unified Government, Kansas, Utility
System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/37,
(Pre-refunded 9/01/22)
9/22 at 100.00 A (4) 5,295,431
Wyandotte County/Kansas City Unified Government,
Kansas, Utility System Revenue Bonds, Refunding &
Improvement Series 2014A:
835 5.000%, 9/01/22 No Opt. Call A 839,634
1,505 5.000%, 9/01/23 No Opt. Call A 1,558,142

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas (continued)
$ 2,400 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 9/01/39, 144A
3/29 at 103.00 N/R $ 2,294,016
48,640 Total Kansas 50,324,081
Kentucky - 1.8%
Ashland, Kentucky, Medical Center Revenue Bonds,
Ashland Hospital Corporation d/b/a King's Daughters
Medical Center Project, Refunding Series 2019:
110 4.000%, 2/01/33 2/30 at 100.00 BBB+ 108,117
500 4.000%, 2/01/34 2/30 at 100.00 BBB+ 479,145
180 4.000%, 2/01/35 2/30 at 100.00 BBB+ 172,479
1,110 4.000%, 2/01/36 2/30 at 100.00 BBB+ 1,045,698
17,600 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32,
(AMT)
6/31 at 100.00 A1 14,775,904
3,200 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37
6/27 at 100.00 Baa2 3,319,968
1,810 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Medical Health System, Series 2015A, 4.500%,
6/01/46
6/25 at 100.00 Baa2 1,787,647
Louisville Regional Airport Authority, Kentucky, Airport
System Revenue Bonds, Refunding Series 2014A:
1,320 5.000%, 7/01/26, (AMT) 7/24 at 100.00 A+ 1,372,708
3,280 5.000%, 7/01/28, (AMT) 7/24 at 100.00 A+ 3,405,099
6,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2003A, 2.000%, 10/01/33
4/31 at 100.00 A1 4,828,920
Murray, Kentucky, Hospital Facilities Revenue Bonds,
Murray-Calloway County Public Hospital Corporation
Project, Refunding Series 2016:
1,005 5.000%, 8/01/25 No Opt. Call Ba2 1,049,763
1,060 5.000%, 8/01/26 No Opt. Call Ba2 1,114,282
1,110 5.000%, 8/01/27 8/26 at 100.00 Ba2 1,164,534
1,165 5.000%, 8/01/28 8/26 at 100.00 Ba2 1,215,596
1,230 5.000%, 8/01/29 8/26 at 100.00 Ba2 1,276,949
2,935 5.000%, 8/01/37 8/26 at 100.00 Ba2 2,989,327
Northern Kentucky Water District, Revenue Bonds,
Refunding Series 2021B:
5,070 4.000%, 2/01/26 No Opt. Call N/R 5,370,499
3,820 4.000%, 2/01/27 No Opt. Call N/R 4,082,434
15,000 Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2019A, 2.450%,
6/01/39, (Mandatory Put 10/01/29)
No Opt. Call A 13,519,200
17,040 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/01/24)
1/24 at 100.37 A2 17,204,436
24,485 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 A2 24,784,452
7,910 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018C-1, 4.000%, 12/01/49, (Mandatory Put 6/01/25)
3/25 at 100.19 A1 8,017,576
16,060 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019C-1, 4.000%, 2/01/50, (Mandatory Put 2/01/28)
11/27 at 100.47 A1 16,199,240
2,850 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2020A, 4.000%, 12/01/50, (Mandatory Put 6/01/26)
3/26 at 100.63 A2 2,885,397

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
$ 10,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2022A-1, 4.000%, 8/01/52, (Mandatory Put 8/01/30)
5/30 at 100.38 N/R $ 10,013,900
4,750 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2016A, 1.300%, 9/01/44, (AMT),
(Mandatory Put 9/01/27)
No Opt. Call A1 3,992,660
University of Kentucky, General Receipts Bonds, Refunding
Series 2018A:
5,140 3.000%, 10/01/34 4/26 at 100.00 AA 4,816,129
5,000 3.125%, 10/01/37 4/26 at 100.00 AA 4,582,600
1,525 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2021A, 5.000%, 4/01/29
No Opt. Call AA- 1,703,333
162,265 Total Kentucky 157,277,992
Louisiana - 2.6%
Calcasieu Parish Memorial Hospital Service District,
Louisiana, Revenue Bonds, Lake Charles Memorial Hospital,
Refunding Series 2019:
14,510 5.000%, 12/01/34 12/29 at 100.00 BB 15,156,275
10,900 5.000%, 12/01/39 12/29 at 100.00 BB 11,219,915
East Baton Rouge Sewerage Commission, Louisiana,
Revenue Bonds, Refunding Series 2014B:
980 5.000%, 2/01/23 No Opt. Call AA- 999,806
580 5.000%, 2/01/24 No Opt. Call AA- 608,136
805 5.000%, 2/01/25 No Opt. Call AA- 862,243
12,500 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Big
Lake Fuels LLC, Series 2021, 1.000%, 12/01/51, (AMT), (Mandatory Put
12/01/24)
No Opt. Call N/R 11,772,000
Louisiana Citizens Property Insurance Corporation,
Assessment Revenue Bonds, Refunding Series 2016A:
17,490 5.000%, 6/01/25 No Opt. Call A1 18,749,280
16,740 5.000%, 6/01/26 No Opt. Call A1 18,248,944
2,470 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 2.350%, 12/01/41
6/30 at 100.00 N/R 1,896,639
11,230 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana,
LLC Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 A 9,131,338
Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, East
Baton Rouge Sewerage Commission Projects, Subordinate
Lien Series 2014A:
2,280 5.000%, 2/01/28, (Pre-refunded 2/01/24) 2/24 at 100.00 A+ (4) 2,391,310
2,850 5.000%, 2/01/29, (Pre-refunded 2/01/24) 2/24 at 100.00 A+ (4) 2,989,137
2,000 5.000%, 2/01/30, (Pre-refunded 2/01/24) 2/24 at 100.00 A+ (4) 2,097,640
20,695 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical
Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 BBB 19,490,758
5,430 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2007A, 1.650%, 9/01/27, (Mandatory Put
12/01/23)
No Opt. Call A3 5,372,333
5,250 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2013C, 1.650%, 9/01/34, (Mandatory Put
12/01/23)
No Opt. Call A3 5,194,245

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Ochsner Clinic Foundation Project, Refunding
Series 2017:
$ 1,375 5.000%, 5/15/28 5/27 at 100.00 A $ 1,485,440
1,000 5.000%, 5/15/29 5/27 at 100.00 A 1,073,590
1,175 5.000%, 5/15/30 5/27 at 100.00 A 1,253,937
1,755 5.000%, 5/15/31 5/27 at 100.00 A 1,863,055
3,235 5.000%, 5/15/42 5/27 at 100.00 A 3,349,260
1,000 Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New
Orleans, Refunding Series 2017, 5.000%, 7/01/37 (6)
7/27 at 100.00 Caa1 940,000
Louisiana Public Facilities Authority, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2016:
1,095 5.000%, 5/15/30 5/26 at 100.00 A 1,154,415
25 5.000%, 5/15/30, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R (4) 27,343
35 5.000%, 5/15/32, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R (4) 38,281
3,420 5.000%, 5/15/32 5/26 at 100.00 A 3,573,079
3,675 5.000%, 5/15/33 5/26 at 100.00 A 3,832,106
40 5.000%, 5/15/33, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R (4) 43,750
2,980 Louisiana Stadium and Exposition District, Revenue Bonds, Bond
Anticipation Notes Series 2020, 5.000%, 7/03/23
1/23 at 100.00 BBB+ 3,020,141
Louisiana Stadium and Exposition District, Revenue
Refunding Bonds, Senior Lien Series 2013A:
1,075 5.000%, 7/01/22 No Opt. Call A2 1,075,000
3,165 5.000%, 7/01/29 7/23 at 100.00 A2 3,265,045
1,080 5.000%, 7/01/30 7/23 at 100.00 A2 1,114,139
4,010 5.000%, 7/01/31 7/23 at 100.00 A2 4,136,756
3,935 5.000%, 7/01/32 7/23 at 100.00 A2 4,058,992
5,000 Louisiana State, General Obligation Bonds, Series 2016A, 5.000%, 9/01/34 9/26 at 100.00 N/R 5,469,300
Louisiana State, Unclaimed Property Special Revenue
Bonds, Interstate 49 North Project, Series 2013:
1,165 5.000%, 9/01/29, (Pre-refunded 9/01/23) 9/23 at 100.00 A+ (4) 1,208,734
5,075 5.000%, 9/01/31, (Pre-refunded 9/01/23) 9/23 at 100.00 A+ (4) 5,265,516
4,000 5.000%, 9/01/32, (Pre-refunded 9/01/23) 9/23 at 100.00 A+ (4) 4,150,160
New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A:
5,195 5.000%, 12/01/26 No Opt. Call A+ 5,701,409
6,015 5.000%, 12/01/29 No Opt. Call A+ 6,815,115
New Orleans, Louisiana, General Obligation Bonds,
Refunding Series 2015:
1,000 5.000%, 12/01/22 No Opt. Call A+ 1,014,100
970 5.000%, 12/01/23 No Opt. Call A+ 1,010,779
1,020 5.000%, 12/01/24 No Opt. Call A+ 1,083,801
480 5.000%, 12/01/25 No Opt. Call A+ 519,182
795 5.000%, 12/01/27 12/25 at 100.00 A+ 862,058
New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Refunding Series 2014:
250 5.000%, 6/01/24 No Opt. Call A 262,705
605 5.000%, 6/01/25 6/24 at 100.00 A 637,718
500 5.000%, 6/01/26, (Pre-refunded 6/01/24) 6/24 at 100.00 A (4) 528,485
640 5.000%, 6/01/27, (Pre-refunded 6/01/24) 6/24 at 100.00 A (4) 676,461
380 5.000%, 6/01/28, (Pre-refunded 6/01/24) 6/24 at 100.00 A (4) 401,649
600 5.000%, 6/01/29, (Pre-refunded 6/01/24) 6/24 at 100.00 A (4) 634,182

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015:
$ 410 5.000%, 6/01/30, (Pre-refunded 6/01/25) 6/25 at 100.00 A (4) $ 442,275
775 5.000%, 6/01/32, (Pre-refunded 6/01/25) 6/25 at 100.00 A (4) 836,008
1,000 5.000%, 6/01/33, (Pre-refunded 6/01/25) 6/25 at 100.00 A (4) 1,078,720
1,075 5.000%, 6/01/35, (Pre-refunded 6/01/25) 6/25 at 100.00 A (4) 1,159,624
500 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2013B, 5.000%, 4/01/30, (Pre-refunded
4/01/23), (AMT)
4/23 at 100.00 A (4) 510,760
3,265 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call BB- 3,613,702
3,405 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB- 3,558,906
1,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB- 937,110
Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Junior Lien Series 2019B:
630 3.000%, 12/01/22 - AGM Insured No Opt. Call AA 633,068
760 5.000%, 12/01/26 - AGM Insured No Opt. Call AA 828,134
1,465 5.000%, 12/01/29 - AGM Insured 12/28 at 100.00 AA 1,651,465
1,000 5.000%, 12/01/30 - AGM Insured 12/28 at 100.00 AA 1,121,010
1,000 5.000%, 12/01/31 - AGM Insured 12/28 at 100.00 AA 1,116,480
1,150 5.000%, 12/01/32 - AGM Insured 12/28 at 100.00 AA 1,280,077
1,630 4.000%, 12/01/33 - AGM Insured 12/28 at 100.00 AA 1,692,608
5,980 3.000%, 12/01/35 - AGM Insured 12/28 at 100.00 AA 5,417,162
2,075 4.000%, 12/01/36 - AGM Insured 12/28 at 100.00 AA 2,136,752
221,595 Total Louisiana 225,739,543
Maine - 0.6%
1,100 Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2013,
5.000%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 BBB (4) 1,134,331
Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A:
4,525 4.000%, 7/01/41 7/26 at 100.00 BBB 4,102,682
5,675 4.000%, 7/01/46 7/26 at 100.00 BBB 5,004,044
Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A:
1,175 4.000%, 7/01/37 7/30 at 100.00 A+ 1,161,088
1,360 4.000%, 7/01/38 7/30 at 100.00 A+ 1,340,919
2,000 4.000%, 7/01/39 7/30 at 100.00 A+ 1,966,460
1,590 4.000%, 7/01/40 7/30 at 100.00 A+ 1,556,213
Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A:
200 5.000%, 7/01/26 - AGM Insured No Opt. Call AA 216,902
150 5.000%, 7/01/27 - AGM Insured No Opt. Call AA 164,702
235 5.000%, 7/01/28 - AGM Insured No Opt. Call AA 260,321
595 2.500%, 7/01/29 - AGM Insured No Opt. Call AA 576,103
200 5.000%, 7/01/30 - AGM Insured No Opt. Call AA 225,264
10,000 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2020B, 2.350%, 11/15/40
11/28 at 100.00 AA+ 7,681,900
3,125 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 2.050%, 11/15/41
5/30 at 100.00 AA+ 2,208,844

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maine (continued)
$ 7,400 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2022A, 2.400%, 11/15/41
11/30 at 100.00 N/R $ 5,568,648
6,280 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.550%, 11/15/40
5/29 at 100.00 AA+ 4,949,645
3,250 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2021B, 2.200%, 11/15/41
5/30 at 100.00 AA+ 2,360,832
10,675 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.150%, 11/15/41
11/30 at 100.00 AA+ 7,917,220
3,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021D, 2.400%, 11/15/41
11/30 at 100.00 N/R 2,376,390
290 Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013,
5.000%, 7/01/22
No Opt. Call BBB+ 290,000
62,825 Total Maine 51,062,508
Maryland - 1.6%
Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016:
1,270 3.250%, 1/01/31 1/26 at 100.00 A 1,248,626
3,365 5.000%, 1/01/37 1/26 at 100.00 A 3,516,290
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
1,760 5.000%, 9/01/27 No Opt. Call CCC 1,756,674
2,780 5.000%, 9/01/29 9/27 at 100.00 CCC 2,758,066
1,000 5.000%, 9/01/30 9/27 at 100.00 CCC 988,900
1,365 5.000%, 9/01/31 9/27 at 100.00 CCC 1,341,863
145 5.000%, 9/01/34 9/27 at 100.00 CCC 140,580
1,500 5.000%, 9/01/39 9/27 at 100.00 CCC 1,415,940
Baltimore, Maryland, Revenue Bonds, Water Projects, Series
2013A:
1,000 5.000%, 7/01/26, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa2 (4) 1,046,680
1,715 5.000%, 7/01/27, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa2 (4) 1,795,056
22,335 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 3.000%, 9/01/39
3/29 at 100.00 Aa1 20,127,632
10,375 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020A, 2.500%, 9/01/40
3/29 at 100.00 Aa1 8,016,555
14,065 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 1.950%, 9/01/41
3/30 at 100.00 Aa1 10,010,342
13,245 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41
3/30 at 100.00 Aa1 9,349,248
20,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 N/R 15,018,200
5,835 Maryland Department of Transportation, Consolidated Transportation
Revenue Bonds, Second Series 2017, 5.000%, 9/01/28
9/27 at 100.00 AAA 6,547,045
12,500 Maryland Economic Development Corporation, Pollution Control Revenue
Bonds, Potomac Electric Power Company, Refunding Series 2019,
1.700%, 9/01/22
No Opt. Call A- 12,498,875
1,000 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, College Park Project, Refunding Series
2016, 5.000%, 6/01/28 - AGM Insured
6/26 at 100.00 AA 1,087,090

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 6,315 Maryland Health and HIgher Educational Facilities Authority,  Revenue
Bonds, University of Maryland Medical Systems, Series 2020B-2, 5.000%,
7/01/45, (Mandatory Put 7/01/27)
1/27 at 100.00 A $ 6,883,982
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds,  Mercy Medical Center, Series
2016A:
805 5.000%, 7/01/32 7/26 at 100.00 BBB+ 835,316
2,250 5.000%, 7/01/33 7/26 at 100.00 BBB+ 2,330,100
1,650 5.000%, 7/01/34 7/26 at 100.00 BBB+ 1,706,678
2,000 5.000%, 7/01/35 7/26 at 100.00 BBB+ 2,066,460
1,570 5.000%, 7/01/36 7/26 at 100.00 BBB+ 1,620,711
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/39
1/32 at 100.00 N/R 957,020
7,825 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25, (Pre-
refunded 7/01/24)
7/24 at 100.00 N/R (4) 8,316,097
9,870 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
First Series 2016, 4.000%, 6/01/27
6/24 at 100.00 AAA 10,171,528
148,540 Total Maryland 133,551,554
Massachusetts - 1.3%
2,015 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 5.000%, 7/01/25
No Opt. Call AA 2,182,245
Massachusetts Development Finance Agency Revenue
Bonds, Lawrence General Hospital Issue, Series 2014A:
835 5.000%, 7/01/26 7/24 at 100.00 B- 820,221
680 5.000%, 7/01/27 7/24 at 100.00 B- 662,442
925 5.000%, 7/01/28 7/24 at 100.00 B- 894,799
960 5.000%, 7/01/29 7/24 at 100.00 B- 919,027
4,800 Massachusetts Development Finance Agency Revenue Refunding Bonds,
NewBridge on the Charles, Inc. Issue, Series 2017, 4.000%, 10/01/32,
144A
10/22 at 105.00 BB+ 4,922,976
2,370 Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 0.000%, 10/15/28
(6)
8/22 at 100.00 N/R 995,400
14,455 Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 BBB (4) 16,565,864
1,630 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E, 3.375%, 7/01/36
7/26 at 100.00 BBB 1,437,122
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
2,275 5.000%, 7/01/33 7/28 at 100.00 A 2,425,651
1,085 5.000%, 7/01/38 7/28 at 100.00 A 1,147,561
Massachusetts Development Finance Agency, Revenue
Bonds, Milford Regional Medical Center Issue, Series
2020G:
350 5.000%, 7/15/31, 144A 7/30 at 100.00 BB+ 364,126
415 5.000%, 7/15/32, 144A 7/30 at 100.00 BB+ 427,384
320 5.000%, 7/15/33, 144A 7/30 at 100.00 BB+ 327,296
300 5.000%, 7/15/34, 144A 7/30 at 100.00 BB+ 306,165
270 5.000%, 7/15/35, 144A 7/30 at 100.00 BB+ 275,006
135 5.000%, 7/15/36, 144A 7/30 at 100.00 BB+ 137,276
145 5.000%, 7/15/37, 144A 7/30 at 100.00 BB+ 147,137

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue
Bonds, Simmons University Issue, Series 2018L:
$ 1,080 5.000%, 10/01/30 10/28 at 100.00 BBB+ $ 1,149,271
1,240 5.000%, 10/01/31 10/28 at 100.00 BBB+ 1,314,896
1,775 5.000%, 10/01/32 10/28 at 100.00 BBB+ 1,877,719
Massachusetts Development Finance Agency, Revenue
Bonds, Southcoast Health System Obligated Group Issue,
Series 2021G:
980 5.000%, 7/01/35 7/31 at 100.00 A- 1,046,620
545 5.000%, 7/01/36 7/31 at 100.00 A- 580,997
615 5.000%, 7/01/37 7/31 at 100.00 A- 654,053
4,250 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%,
7/01/37
7/27 at 100.00 A- 3,834,520
4,245 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 4.000%, 7/01/37
1/29 at 100.00 BBB+ 3,888,208
1,200 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 AA+ 1,106,376
1,800 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
3.000%, 12/01/39
12/28 at 100.00 AA 1,609,650
2,875 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2021A-1, 2.125%, 12/01/41
6/30 at 100.00 AA 2,059,104
3,000 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Series 2019C-1, 2.900%, 12/01/39
12/28 at 100.00 AA 2,559,030
7,570 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2019-214, 2.800%, 12/01/39
6/29 at 100.00 AA+ 6,491,502
2,330 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2020-218, 2.300%, 12/01/40
12/29 at 100.00 AA+ 1,774,155
4,930 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2020-220, 2.125%, 12/01/40
6/30 at 100.00 AA+ 3,643,812
4,935 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.200%, 12/01/41
6/30 at 100.00 AA+ 3,614,888
2,935 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-223, 2.350%, 6/01/39
12/30 at 100.00 N/R 2,249,795
26,700 Massachusetts State, General Obligation Bonds, Refunding Series 2020A,
5.000%, 6/01/44, (Mandatory Put 6/01/23)
No Opt. Call Aa1 27,485,781
6,915 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2014A, 5.000%, 6/01/44
6/24 at 100.00 AA+ 7,109,657
25 Quincy, Massachusetts, General Obligation Bonds, Bonds Anticipation
Note Series 2022, 2.000%, 1/13/23
No Opt. Call N/R 25,269
113,910 Total Massachusetts 109,033,001
Michigan - 2.6%
Detroit Downtown Development Authority, Michigan, Tax
Increment Bonds, Development  Area 1 Projects, Refunding
Series 1996B:
3,050 0.000%, 7/01/22 No Opt. Call BB+ 3,050,000
2,650 0.000%, 7/01/23 No Opt. Call BB+ 2,530,034
2,880 0.000%, 7/01/24 No Opt. Call BB+ 2,613,082
630 Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding
Series 2016A, 5.000%, 7/01/30
7/26 at 100.00 AA- 691,236
21,000 Michigan Finance Authority, Hospital Revenue Bonds, Bronson Healthcare
Group, Inc., Series 2019C, 3.750%, 11/15/49, (Mandatory Put 5/15/26)
No Opt. Call A2 21,725,130

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 10,970 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015D-1, 1.200%, 10/15/30, (Mandatory Put
4/13/28)
No Opt. Call AA- $ 9,816,834
16,855 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015D-2, 1.200%, 10/15/38, (Mandatory Put
4/13/28)
No Opt. Call AA- 15,099,889
5,010 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Sewage Disposal System
Local Project, Second Lien Series 2015C, 5.000%, 7/01/34
7/25 at 100.00 A+ 5,243,366
6,250 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2022B-MI, 5.000%, 12/01/43,
(Mandatory Put 12/01/28)
6/28 at 100.00 N/R 6,958,250
9,115 Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit
Group, Refunding Series 2016E-1, 4.000%, 11/15/44, (Mandatory Put
8/15/24)
No Opt. Call AA+ 9,420,626
Michigan Finance Authority, Tobacco Settlement Asset-
Backed Bonds, 2007 Sold Tobacco Receipts, Series
2020A-CL-1:
1,800 5.000%, 6/01/31 12/30 at 100.00 A- 1,962,288
1,500 5.000%, 6/01/32 12/30 at 100.00 A- 1,628,730
2,435 4.000%, 6/01/34 12/30 at 100.00 A- 2,416,031
1,000 4.000%, 6/01/35 12/30 at 100.00 A- 987,530
2,450 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.800%, 10/01/38
10/27 at 100.00 AA 2,432,090
8,730 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 2.250%, 10/01/41
10/30 at 100.00 AA 6,407,995
2,555 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Fixed Rate Series 2018C, 3.650%, 12/01/39
6/28 at 100.00 AA+ 2,386,114
13,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.950%, 12/01/39
12/28 at 100.00 AA+ 11,391,900
25,205 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.600%, 12/01/40
6/30 at 100.00 AA+ 20,298,091
9,620 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 2.150%, 12/01/41
12/30 at 100.00 AA+ 6,973,057
1,795 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2020-I, 4.000%, 10/15/24
No Opt. Call Aa2 1,867,087
22,850 Michigan Strategic Fund, Limited Obligation Pollution Control Revenue
Refunding Bonds, Detroit Edison Company, Variable Rate Demand
Obligations, Series 1995CC, 1.450%, 9/01/30
No Opt. Call Aa3 19,207,482
21,550 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit
Edison Company Exempt Facilities Project, Refunding Variable Rate
Series 2008ET-2, 1.350%, 8/01/29
No Opt. Call Aa3 18,317,284
2,255 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine Project,
Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put 10/01/26)
No Opt. Call Ba2 2,234,074
2,295 Michigan Strategic Fund, Revenue Bonds, Waste Management Inc., Series
2001, 0.580%, 8/01/27, (AMT), (Mandatory Put 8/01/24)
No Opt. Call A- 2,140,799

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
Royal Oak Hospital Finance Authority, Michigan, Hospital
Revenue Bonds, William Beaumont Hospital Obligated
Group, Refunding Series 2014D:
$ 1,040 5.000%, 9/01/26, (Pre-refunded 3/01/24) 3/24 at 100.00 A+ (4) $ 1,092,093
2,000 5.000%, 9/01/27, (Pre-refunded 3/01/24) 3/24 at 100.00 A+ (4) 2,100,180
2,555 5.000%, 9/01/28, (Pre-refunded 3/01/24) 3/24 at 100.00 A+ (4) 2,682,980
3,820 5.000%, 9/01/29, (Pre-refunded 3/01/24) 3/24 at 100.00 A+ (4) 4,011,344
5,145 5.000%, 9/01/30, (Pre-refunded 3/01/24) 3/24 at 100.00 A+ (4) 5,402,713
2,320 5.000%, 9/01/31, (Pre-refunded 3/01/24) 3/24 at 100.00 A+ (4) 2,436,209
Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding
Series 2015F:
3,765 5.000%, 12/01/32, (AMT) 12/25 at 100.00 A1 3,925,916
5,295 5.000%, 12/01/33, (AMT) 12/25 at 100.00 A1 5,513,366
5,000 5.000%, 12/01/34, (AMT) 12/25 at 100.00 A1 5,205,850
13,065 Wayne County Airport Authority, Michigan, Revenue Bonds, Refunding
Series 2017E, 4.000%, 12/01/26, (AMT), 144A
No Opt. Call A1 13,649,005
241,455 Total Michigan 223,818,655
Minnesota - 1.0%
Duluth Economic Development Authority, Minnesota,
Health Care Facilities Revenue Bonds, Essentia Health
Obligated Group, Series 2018A:
910 5.000%, 2/15/33 2/28 at 100.00 A- 960,705
1,135 5.000%, 2/15/37 2/28 at 100.00 A- 1,189,945
8,220 4.250%, 2/15/43 2/28 at 100.00 A- 7,879,528
55 4.250%, 2/15/48 2/28 at 100.00 A- 51,640
4,930 Hennepin County, Minnesota, General Obligation Bonds, Refunding
Series 2020B, 5.000%, 12/01/25
No Opt. Call AAA 5,391,497
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2014A:
2,610 5.000%, 1/01/25 1/24 at 100.00 A+ 2,709,363
2,005 5.000%, 1/01/32 1/24 at 100.00 A+ 2,057,270
4,432 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47
7/26 at 100.00 Aaa 4,291,411
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B:
6,205 2.625%, 1/01/40 7/29 at 100.00 AA+ 5,891,089
9,060 3.500%, 7/01/50 7/29 at 100.00 AA+ 9,064,168
5,550 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020E, 2.500%, 7/01/40
7/29 at 100.00 AA+ 4,701,072
4,605 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020I, 2.000%, 7/01/40
1/30 at 100.00 AA+ 3,522,226
4,155 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021D, 2.200%, 7/01/41
7/30 at 100.00 AA+ 3,239,737
9,285 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021H, 2.350%, 7/01/41
1/31 at 100.00 N/R 7,591,230
3,030 Minnesota State, General Obligation Bonds, Various Purpose Series
2015A, 5.000%, 8/01/22
No Opt. Call AAA 3,038,545
425 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2013A, 4.000%, 1/01/28
1/23 at 100.00 A- 429,242
1,150 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted
Medical Center Project, Series 2013, 5.000%, 7/01/33, (Pre-refunded
7/01/23)
7/23 at 100.00 N/R (4) 1,185,892

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 2,385 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Refunding Series 2014B, 5.000%, 5/01/23
No Opt. Call AA- $ 2,442,669
6,445 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.500%, 2/01/39
2/27 at 100.00 AAA 6,067,001
White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A:
3,280 2.000%, 2/01/28 2/27 at 100.00 AAA 3,143,814
3,095 2.000%, 2/01/29 2/27 at 100.00 AAA 2,918,895
4,135 2.000%, 2/01/30 2/27 at 100.00 AAA 3,763,842
87,102 Total Minnesota 81,530,781
Mississippi - 0.3%
6,570 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
3/24 at 100.00 A- 6,510,278
Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2020A:
2,490 2.450%, 12/01/39 6/29 at 100.00 Aaa 2,053,976
3,795 3.750%, 6/01/49 6/29 at 100.00 Aaa 3,824,715
1,470 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 2.000%, 12/01/40
6/30 at 100.00 Aaa 1,102,515
2,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A, 4.000%,
10/15/38
10/28 at 100.00 A+ 1,941,440
8,880 Mississippi State, General Obligation Bonds, Series 2013B, 5.000%,
12/01/28, (Pre-refunded 12/01/23)
12/23 at 100.00 AA (4) 9,274,716
25,205 Total Mississippi 24,707,640
Missouri - 0.7%
1,175 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
3/23 at 103.00 BBB- 1,230,507
1,100 Great Rivers Greenway Metropolitan Park & Recreation District, Missouri,
Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014,
3.000%, 12/30/24, (Pre-refunded 12/30/23)
12/23 at 100.00 A+ (4) 1,118,095
10,375 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A 9,696,786
12,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 A 11,215,560
15,085 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 A 13,825,402
1,465 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%,
5/01/33
5/23 at 100.00 BBB 1,506,811
220 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Saint Louis College of Pharmacy, Series 2015B, 4.000%,
5/01/32
11/23 at 100.00 BBB 225,925
1,390 Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T.
Still University of Health Sciences, Series 2014, 4.250%, 10/01/32, (Pre-
refunded 10/01/23)
10/23 at 100.00 A- (4) 1,432,381

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 2,205 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2019C, 2.750%, 11/01/39
5/29 at 100.00 AA+ $ 2,139,534
1,530 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2020A, 2.550%, 11/01/40
5/29 at 100.00 AA+ 1,249,168
1,045 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021A, 2.150%, 11/01/41
5/30 at 100.00 AA+ 879,639
4,320 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021B, 2.000%, 11/01/41
5/30 at 100.00 AA+ 3,191,098
Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Iatan 2 Project, Refunding Series
2014A:
1,365 5.000%, 1/01/25 1/24 at 100.00 A2 1,423,981
2,590 5.000%, 1/01/26 1/24 at 100.00 A2 2,699,583
1,010 5.000%, 1/01/32 1/24 at 100.00 A2 1,050,471
4,150 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%,
1/01/23
No Opt. Call A 4,218,600
1,065 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
3/23 at 103.00 BBB- 1,114,299
62,090 Total Missouri 58,217,840
Montana - 0.7%
1,500 Cascade County High School District A Great Falls, Montana, General
Obligation Bonds, School Buidling Series 2018, 5.000%, 7/01/38
7/28 at 100.00 A+ 1,640,895
25,675 Forsyth, Montana Pollution Control Revenue Bonds, Portland General
Electric Company Project, Refunding Series 1998A, 2.125%, 5/01/33
3/30 at 102.00 A1 21,370,329
35,095 Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding
Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%,
8/01/23
No Opt. Call A 35,132,903
1,000 Gallatin County School District 44 Belgrade, Montana, General Obligation
Bonds, School Building Series 2019, 4.000%, 6/01/33
6/29 at 100.00 A+ 1,046,020
1,065 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021A-
1, 2.000%, 12/01/41
6/30 at 100.00 AA+ 797,962
1,725 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021B,
2.000%, 12/01/41
12/30 at 100.00 AA+ 1,292,473
560 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 3.250%, 6/01/32
6/28 at 100.00 A 523,141
66,620 Total Montana 61,803,723
National - 0.1%
420 BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class D Series
2018, 1.980%, 7/31/23, 144A (SIFMA reference rate + 1.000% spread)
(5)
No Opt. Call A+ 419,629
5,321 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A,
3.400%, 1/25/36
No Opt. Call AA+ 5,230,284
4,862 Freddie Mac Multi-Family ML Certificates, Series ML 08, Series 2021,
1.877%, 7/25/37
No Opt. Call AA+ 4,015,648
10,603 Total National 9,665,561

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska - 1.0%
$ 5,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Series 2018A, 5.000%, 3/01/50, (Mandatory Put 1/01/24)
10/23 at 100.43 A2 $ 5,150,300
3,380 Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds,
Refunding Series 2019, 4.000%, 12/01/49, (Mandatory Put 8/01/25)
5/25 at 100.50 Aa2 3,473,187
Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project,
Series 2014:
2,025 5.000%, 5/15/28 5/24 at 100.00 A- 2,090,205
9,355 5.000%, 5/15/44 5/24 at 100.00 A- 9,477,270
370 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Public Schools Series 2015, 5.000%, 12/15/22
No Opt. Call AA- 375,964
Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Series 2018:
540 5.000%, 7/01/23 No Opt. Call BBB 554,326
1,250 5.000%, 7/01/24 No Opt. Call BBB 1,307,663
530 5.000%, 7/01/25 No Opt. Call BBB 562,595
750 5.000%, 7/01/26 7/25 at 100.00 BBB 791,505
200 5.000%, 7/01/27 7/25 at 100.00 BBB 210,026
835 5.000%, 7/01/28 7/25 at 100.00 BBB 870,980
485 5.000%, 7/01/29 7/25 at 100.00 BBB 503,973
1,000 5.000%, 7/01/30 7/25 at 100.00 BBB 1,036,580
180 5.000%, 7/01/33 7/25 at 100.00 BBB 185,252
Nebraska Investment Finance Authority, Single Family
Housing Revenue Bonds, Series 2019D:
155 2.600%, 9/01/34 3/29 at 100.00 AA+ 139,227
7,205 2.850%, 9/01/39 3/29 at 100.00 AA+ 6,357,548
10,000 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.550%, 9/01/40
3/29 at 100.00 AA+ 8,407,400
585 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A, 1.950%, 9/01/37
3/30 at 100.00 AA+ 514,437
17,770 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.300%, 9/01/41
9/30 at 100.00 AA+ 13,562,953
1,380 Papillion-LaVista School District 27, Sarpy County, Nebraska, General
Obligation Bonds, Refunding Series 2020B, 4.000%, 12/01/26
No Opt. Call Aa2 1,474,682
645 Papillion-LaVista School District 27, Sarpy County, Nebraska, General
Obligation Bonds, Series 2014, 5.000%, 12/01/22, (ETM)
No Opt. Call Aa2 (4) 654,411
8,130 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2
Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/32
7/26 at 100.00 A2 8,868,448
Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Refunding Series
2019:
1,195 5.000%, 6/15/26 No Opt. Call AA- 1,317,225
1,455 5.000%, 6/15/28 No Opt. Call AA- 1,651,847
1,760 4.000%, 6/15/33 6/29 at 100.00 AA- 1,863,611
2,240 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge
Bonds, Series 2021, 2.000%, 6/01/27
6/26 at 100.00 Aaa 2,151,072
6,320 Saunders County School District 1, Ashland-Greenwood, Nebraska,
General Obligation Bonds, Series 2021, 2.000%, 12/15/50
12/30 at 100.00 A+ 3,773,482
Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A:
3,660 5.250%, 2/01/28 2/27 at 100.00 BB+ 3,843,036
1,355 5.250%, 2/01/29 2/27 at 100.00 BB+ 1,416,409

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
$ 5,965 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018, 3.375%, 12/15/37
6/28 at 100.00 Aa1 $ 5,754,435
95,720 Total Nebraska 88,340,049
Nevada - 0.5%
Clark County, Nevada, Airport Revenue Bonds, Jet Aviation
Fuel Tax, Refunding Series 2013A:
2,000 5.000%, 7/01/22, (AMT) No Opt. Call A1 2,000,000
1,050 5.000%, 7/01/23, (AMT) 1/23 at 100.00 A1 1,067,199
1,905 5.000%, 7/01/24, (AMT) 1/23 at 100.00 A1 1,927,650
5,285 Clark County, Nevada, General Obligation Bonds, Flood Control Series
2014, 4.000%, 11/01/33, (Pre-refunded 11/01/24)
11/24 at 100.00 AA+ (4) 5,513,788
10,000 Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las
Vegas-McCarran International Airport, Refunding Series 2019E, 5.000%,
7/01/23
No Opt. Call Aa3 10,320,100
Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series
2016:
1,750 4.000%, 9/01/32 9/26 at 100.00 N/R 1,663,952
2,275 4.000%, 9/01/35 9/26 at 100.00 N/R 2,104,921
3,585 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 4.000%, 7/01/34
7/27 at 100.00 Aa3 3,696,494
1,770 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Limited Tax Refunding Water Series 2021B, 5.000%, 6/01/25
No Opt. Call Aa1 1,910,892
2,860 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021A, 2.200%, 10/01/41
10/30 at 100.00 AA+ 2,191,389
4,720 Nevada State, General Obligation Bonds, Capital Improvement & Cultural
Affairs, Refunding Series 2012B, 5.000%, 8/01/22
No Opt. Call AA+ 4,733,782
3,165 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District
1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.750%,
6/15/28, 144A
No Opt. Call Ba2 2,839,670
40,365 Total Nevada 39,969,837
New Hampshire - 0.5%
16,792 National Finance Authority, New Hampshire, Municipal Certificates Series
2020-1 Class A, 4.125%, 1/20/34
No Opt. Call BBB 16,530,522
16,885 New Hampshire Business Finance Authority, Pollution Control Revenue
Bonds, United Illuminating Company, Refunding Series 2003A, 2.800%,
10/01/33, (Mandatory Put 10/02/23)
No Opt. Call A 16,984,959
1,145 New Hampshire Business Finance Authority, Water Facility Revenue
Bonds, Pennichuck Water Works Inc. Project , Series 2015A., 4.250%,
1/01/36, (Pre-refunded 1/01/26), (AMT)
1/26 at 100.00 N/R (4) 1,212,578
New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A:
1,000 4.000%, 10/01/32 4/31 at 100.00 AA- 1,010,740
1,000 4.000%, 10/01/34 4/31 at 100.00 AA- 1,000,250
1,000 4.000%, 10/01/38 4/31 at 100.00 AA- 967,350
1,840 New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Elliot Hospital, Series 2016, 5.000%, 10/01/38
10/26 at 100.00 A- 1,905,118
920 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Southern New Hampshire Medical Center, Series 2016, 3.500%,
10/01/34
10/26 at 100.00 A- 885,748
40,582 Total New Hampshire 40,497,265

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey - 4.8%
$ 11,380 Berkeley Township, New Jersey, General Obligation Bonds, Anticipation
Notes, Series 2021B, 1.000%, 8/30/22
No Opt. Call N/R $ 11,373,969
Camden County Improvement Authority, New Jersey,
Health Care Redevelopment Revenue Bonds, Cooper
Health System Obligated Group Issue, Refunding Series
2014A:
2,500 5.000%, 2/15/30 2/24 at 100.00 BBB+ 2,554,100
1,045 5.000%, 2/15/34 2/24 at 100.00 BBB+ 1,061,825
Clifton, New Jersey, General Obligation Bonds, Refunding
Series 2021:
1,110 2.000%, 8/15/29 - BAM Insured 8/28 at 100.00 AA 1,016,294
2,075 2.000%, 8/15/30 - BAM Insured 8/28 at 100.00 AA 1,854,427
2,045 2.000%, 8/15/31 - BAM Insured 8/28 at 100.00 AA 1,773,772
East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021:
1,095 2.000%, 2/15/26 No Opt. Call Aa1 1,076,210
1,385 2.000%, 2/15/27 No Opt. Call Aa1 1,342,494
1,355 2.000%, 2/15/30 2/29 at 100.00 Aa1 1,222,928
1,370 Flemington-Raritan Regional School District, Hunterdon County, New
Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34
9/26 at 100.00 AA 1,152,225
4,295 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call BBB- (4) 4,492,269
1,585 Gloucester Township, New Jersey, General Obligation Bonds, Series 2019,
2.250%, 2/01/29 - BAM Insured
No Opt. Call AA 1,452,589
New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Series
2020A:
4,115 5.000%, 11/01/32 11/29 at 100.00 Baa1 4,421,444
6,265 4.000%, 11/01/37 11/29 at 100.00 Baa1 6,215,820
2,750 4.000%, 11/01/38 11/29 at 100.00 Baa1 2,709,245
New Jersey Economic Development Authority, Private
Activity Bonds, The Goethals Bridge Replacement Project,
Series 2013:
1,350 5.000%, 1/01/28, (AMT) 1/24 at 100.00 A2 1,377,864
2,345 5.000%, 1/01/31 - AGM Insured, (AMT) 1/24 at 100.00 AA 2,393,823
6,980 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3 6,679,162
25,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27
6/25 at 100.00 Baa1 26,180,000
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Social Series 2021QQQ:
625 5.000%, 6/15/26 No Opt. Call Baa1 667,362
455 5.000%, 6/15/27 No Opt. Call Baa1 491,227
430 5.000%, 6/15/28 No Opt. Call Baa1 467,062
6,000 New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017, 5.000%, 10/01/47, (AMT)
10/27 at 100.00 Baa3 6,143,820
15,515 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+ 13,700,676
19,070 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020D, 1.100%, 11/01/29, (AMT), (Mandatory Put 12/01/27)
No Opt. Call A+ 16,578,695

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 3,345 New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021, 2.375%, 7/01/46
7/31 at 100.00 AA- $ 2,230,747
2,170 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA- 2,242,608
10,310 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Term Series 2019B-3, 5.000%,
7/01/45, (Mandatory Put 7/01/26)
4/26 at 100.83 AA- 11,088,405
1,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016, 5.000%, 7/01/35
7/26 at 100.00 BBB- 1,033,230
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Virtua Health Inc Series 2013:
1,125 5.000%, 7/01/24 1/24 at 100.00 N/R 1,169,629
75 5.000%, 7/01/24, (Pre-refunded 1/01/24) 1/24 at 100.00 N/R (4) 78,331
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A:
2,140 3.500%, 12/01/29, (AMT) 12/26 at 100.00 Aaa 2,134,522
5,550 3.750%, 12/01/31, (AMT) 12/26 at 100.00 Aaa 5,566,206
5,675 4.000%, 12/01/32, (AMT) 12/26 at 100.00 Aaa 5,723,975
2,370 3.750%, 12/01/33, (AMT) 12/26 at 100.00 Aaa 2,376,920
785 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018A, 3.750%, 10/01/35
10/27 at 100.00 AA 773,037
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
4,950 5.000%, 6/01/26 No Opt. Call A3 5,378,868
5,650 5.000%, 6/01/27 No Opt. Call A3 6,232,232
3,750 5.000%, 6/01/28 No Opt. Call A3 4,177,125
21,290 5.000%, 6/01/29 No Opt. Call A3 23,941,670
19,660 4.000%, 6/01/30 No Opt. Call A3 20,794,775
390 4.000%, 6/01/31 No Opt. Call A3 411,844
4,010 4.000%, 6/01/32 No Opt. Call A3 4,222,851
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A:
6,270 5.000%, 6/15/24 No Opt. Call A+ 6,583,688
8,725 5.000%, 6/15/29 6/26 at 100.00 A+ 9,341,334
9,615 5.000%, 6/15/30 6/26 at 100.00 A+ 10,246,898
10,590 5.000%, 6/15/31 6/26 at 100.00 A+ 11,249,545
1,780 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/31 - FGIC Insured
No Opt. Call Baa1 1,224,515
11,585 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/23
No Opt. Call Baa1 12,049,443
920 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2013AA, 5.000%, 6/15/36
6/23 at 100.00 Baa1 930,102
2,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014BB-2. Remarketed to Fixed Rate, 5.000%, 6/15/34
6/31 at 100.00 Baa1 2,682,225
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2015AA:
1,910 5.250%, 6/15/33 6/25 at 100.00 Baa1 1,981,606
2,210 5.250%, 6/15/34 6/25 at 100.00 Baa1 2,289,207
80 5.000%, 6/15/45 6/25 at 100.00 Baa1 81,670
2,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 5.000%, 12/15/23
No Opt. Call Baa1 2,080,180

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019A:
$ 2,500 5.000%, 12/15/25 No Opt. Call Baa1 $ 2,652,150
5,020 5.000%, 12/15/26 No Opt. Call Baa1 5,391,279
10,230 5.000%, 12/15/33 12/29 at 100.00 Baa1 10,944,259
3,015 4.000%, 12/15/39 12/29 at 100.00 Baa1 2,950,750
9,490 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 3.750%, 6/15/33
12/28 at 100.00 Baa1 9,084,682
6,190 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/33
12/28 at 100.00 Baa1 6,578,546
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
2,500 4.000%, 6/15/35 12/30 at 100.00 Baa1 2,497,775
4,250 4.000%, 6/15/36 12/30 at 100.00 Baa1 4,234,530
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2021A:
3,070 5.000%, 6/15/32 6/31 at 100.00 Baa1 3,321,126
2,565 5.000%, 6/15/33 6/31 at 100.00 Baa1 2,760,863
26,650 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2020D,
5.000%, 1/01/28
No Opt. Call A+ 29,049,833
2,775 Ocean City, New Jersey, General Obligation Bonds, General Improvement
Series 2019, 2.250%, 9/15/33
9/26 at 100.00 AA 2,359,721
2,330 Ocean City, New Jersey, General Obligation Bonds, Refunding General
Improvement Series 2016, 1.000%, 11/15/28
11/24 at 100.00 AA 2,083,043
2,170 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Chambers Project, Refunding Series 2014A,
5.000%, 12/01/23, (AMT), (ETM)
No Opt. Call BBB (4) 2,231,671
1,530 South Orange & Maplewood School District, Essex County, New Jersey,
General Obligation Bonds, Series 2021, 2.125%, 8/15/42
8/29 at 100.00 N/R 1,034,724
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
6,360 5.000%, 6/01/26 No Opt. Call A 6,754,384
6,755 5.000%, 6/01/28 No Opt. Call A 7,283,782
145 5.000%, 6/01/29 6/28 at 100.00 A 155,579
3,310 5.000%, 6/01/30 6/28 at 100.00 A 3,535,841
6,560 5.000%, 6/01/31 6/28 at 100.00 A- 6,976,560
6,205 5.000%, 6/01/35 6/28 at 100.00 A- 6,534,113
11,265 4.000%, 6/01/37 6/28 at 100.00 A- 10,957,691
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B:
70 3.200%, 6/01/27 No Opt. Call BBB 70,004
2,770 5.000%, 6/01/46 6/28 at 100.00 BB+ 2,771,247
2,585 Toms River Board of Education, Ocean County, New Jersey, General
Obligation Bonds, Regional Schools Series 2019, 2.000%, 7/15/26
No Opt. Call AA- 2,494,551
404,880 Total New Jersey 413,425,394
New Mexico - 0.7%
Central New Mexico Community College, Bernalillo and
Sandoval Counties, New Mexico, General Obligation
Bonds, Limited Tax Refunding Series 2021B:
3,260 4.000%, 8/15/24 No Opt. Call AA+ 3,393,269
3,350 4.000%, 8/15/25 No Opt. Call AA+ 3,531,067
5,355 Farmington, New Mexico, Pollution Control Revenue Bonds, Public
Service Company of New Mexico San Juan and Four Corners Projects,
Refunding Series 2016B, 2.150%, 4/01/33
10/31 at 101.00 N/R 4,139,897

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Mexico (continued)
$ 8,560 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010E,
1.150%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call BBB $ 8,252,011
12,680 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2019B, 5.000%, 8/01/49,
(Mandatory Put 8/01/25)
5/25 at 100.87 AA 13,651,288
1,210 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018B, 3.750%, 7/01/38
7/27 at 100.00 Aaa 1,199,751
3,170 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018C, 3.750%, 7/01/38
1/28 at 100.00 Aaa 3,122,133
3,415 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 3.000%, 7/01/39
1/29 at 100.00 Aaa 3,364,082
1,665 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019F, 2.850%, 7/01/39
1/29 at 100.00 Aaa 1,489,942
2,485 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 2.150%, 7/01/41
7/30 at 100.00 Aaa 1,929,553
4,845 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.100%, 7/01/41
7/30 at 100.00 Aaa 3,740,631
3,490 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021D, 2.350%, 7/01/41
1/31 at 100.00 N/R 2,770,990
9,055 New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue
Bonds, Refunding & Acquisition Sub-Series 2019A, 5.000%, 11/01/39,
(Mandatory Put 5/01/25)
2/25 at 100.73 Aa2 9,544,061
750 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior
Lien Series 2022, 4.000%, 5/01/33, 144A
5/29 at 103.00 N/R 665,310
63,290 Total New Mexico 60,793,985
New York - 6.2%
Albany County Airport Authority, New York, Airport
Revenue Bonds, Refunding Series 2020B. Forward Delivery:
1,000 5.000%, 12/15/22, (AMT) No Opt. Call A- 1,013,340
1,225 5.000%, 12/15/23, (AMT) No Opt. Call A- 1,270,558
1,145 5.000%, 12/15/24, (AMT) No Opt. Call A- 1,204,196
Albany County, New York, General Obligation Bonds,
Refunding Forward Delivery Series 2019C:
1,915 5.000%, 11/01/22 No Opt. Call AA 1,937,808
1,515 5.000%, 11/01/23 No Opt. Call AA 1,579,327
Buffalo and Fort Erie Public Bridge Authority, New York, Toll
Bridge System Revenue Bonds, Refunding Series 2014:
300 5.000%, 1/01/24 No Opt. Call A+ 313,326
500 5.000%, 1/01/25 No Opt. Call A+ 533,325
3,390 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 N/R 2,828,887
4,360 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020B-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 N/R 3,832,963
4,000 Dormitory Authority of the State of New York, Revenue Bonds, Northwell
Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48, (Mandatory Put
5/01/26)
11/25 at 100.00 A- 4,279,040

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated Group,
Series 2017:
$ 1,900 5.000%, 12/01/25, 144A No Opt. Call BBB- $ 2,029,428
1,400 5.000%, 12/01/27, 144A 6/27 at 100.00 BBB- 1,507,828
1,300 5.000%, 12/01/29, 144A 6/27 at 100.00 BBB- 1,378,481
20,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021A, 5.000%, 3/15/29
No Opt. Call AA+ 22,705,200
10,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021E, 5.000%, 3/15/26
No Opt. Call N/R 10,978,100
10,000 Guilderland Central School District, Albany County, New York, General
Obligation Bonds,  Series 2021, 1.250%, 7/29/22
No Opt. Call N/R 9,999,200
5,845 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Notes Series 2021, 1.000%, 9/01/25
9/23 at 100.00 A 5,482,435
1,055 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2000A, 0.000%, 6/01/23 - AGM Insured
No Opt. Call AA 1,036,443
1,265 Long Island Power Authority, New York, Electric System Revenue Bonds,
Series 2012B, 5.000%, 9/01/26
9/22 at 100.00 A 1,271,641
15,670 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22
No Opt. Call N/R 15,754,618
7,800 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2019F, 5.000%, 11/15/22
No Opt. Call N/R 7,889,388
7,215 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2020A-1, 5.000%, 2/01/23
No Opt. Call N/R 7,338,593
6,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-1, 5.000%, 11/15/43
11/30 at 100.00 A3 6,242,400
6,725 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2021A-1, 4.000%, 11/15/44
5/31 at 100.00 A3 6,083,301
865 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2017C-1, 5.000%,
11/15/24
No Opt. Call A3 910,170
2,380 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2020E, 5.000%,
11/15/33
11/30 at 100.00 A3 2,516,850
15,440 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2012F, 5.000%, 11/15/30
11/22 at 100.00 A3 15,585,754
1,305 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2016D, 5.000%, 11/15/29
11/26 at 100.00 N/R 1,384,396
7,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015A-1, 5.000%, 11/15/36
5/25 at 100.00 A3 7,179,830
12,300 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2021A-2, 4.000%, 11/15/42
5/31 at 100.00 A3 11,250,072
1,655 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann?s Community Project, Series 2019, 4.000%, 1/01/30
1/26 at 103.00 N/R 1,508,069
1,910 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 N/R 1,702,937
Nassau County Local Economic Assistance Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014:
1,525 5.000%, 7/01/28 7/24 at 100.00 A- 1,576,896
1,000 5.000%, 7/01/29 7/24 at 100.00 A- 1,032,320

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Nassau County Local Economic Assistance Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014B:
$ 655 5.000%, 7/01/30 7/24 at 100.00 A- $ 673,766
2,455 5.000%, 7/01/32 7/24 at 100.00 A- 2,512,324
7,610 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A,
1.125%, 5/01/60, (Mandatory Put 11/01/24)
7/22 at 100.00 AA+ 7,320,363
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A:
2,125 4.000%, 1/01/32 - AGM Insured 1/31 at 100.00 AA 2,183,161
1,045 3.000%, 1/01/33 - AGM Insured 1/31 at 100.00 AA 976,302
New York State Housing Finance Agency, Affordable
Housing Revenue Bonds, Climate Bond Certified/Green
Bond Series 2018I:
900 3.625%, 11/01/33 11/27 at 100.00 Aa2 884,286
2,000 3.875%, 11/01/38 11/27 at 100.00 Aa2 1,932,720
4,460 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Green Bond Series 2019D, 2.050%,
5/01/23
7/22 at 100.00 Aa2 4,460,268
2,335 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020J,
0.750%, 5/01/25
7/22 at 100.00 Aa2 2,208,583
New York State Housing Finance Agency, Affordable
Housing Revenue Bonds, Climate Bond Certified/
Sustainability Series 2019P:
2,040 2.600%, 11/01/34 5/28 at 100.00 Aa2 1,755,481
10,105 2.850%, 11/01/39 5/28 at 100.00 Aa2 8,450,407
8,845 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.850%, 11/01/39
5/28 at 100.00 Aa2 8,478,463
18,955 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2020H, 2.300%, 11/01/40
5/29 at 100.00 Aa2 13,945,762
2,600 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Series 2019E, 2.125%, 11/01/23
7/22 at 100.00 Aa2 2,600,078
11,855 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 223, 3.000%, 10/01/39
10/28 at 100.00 Aa1 10,471,877
10,175 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 225, 2.300%, 10/01/40
10/29 at 100.00 Aa1 7,707,766
6,000 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 227, 2.300%, 10/01/40
10/29 at 100.00 Aa1 4,545,120
21,935 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 231, 2.400%, 10/01/41
4/30 at 100.00 Aa1 16,409,135
5,550 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 233, 2.200%, 4/01/36
4/30 at 100.00 Aa1 4,457,094
12,255 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 239, 2.450%, 10/01/41
10/30 at 100.00 N/R 9,247,010
6,680 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%, 3/15/26
No Opt. Call AA+ 7,283,738

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A:
$ 1,440 5.000%, 7/01/30, (AMT) 7/24 at 100.00 BBB $ 1,485,461
1,845 4.000%, 7/01/32, (AMT) 7/24 at 100.00 BBB 1,784,447
8,075 4.000%, 7/01/33, (AMT) 7/24 at 100.00 BBB 7,751,758
9,785 5.000%, 7/01/34, (AMT) 7/24 at 100.00 BBB 10,059,176
12,615 5.000%, 7/01/41, (AMT) 7/24 at 100.00 BBB 12,918,012
2,690 4.000%, 7/01/46 - AGM Insured, (AMT) 7/24 at 100.00 AA 2,469,689
50,000 5.000%, 7/01/46, (AMT) 7/24 at 100.00 BBB 51,104,500
7,800 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/29, (AMT)
No Opt. Call N/R 8,277,828
2,090 New York Transportation Development Corporation, New York, Special
Facility Revenue Refunding Bonds, Terminal One Group Association, L.P.
Project, Series 2015, 5.000%, 1/01/23, (AMT)
No Opt. Call BBB 2,112,969
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc. -
LaGuardia Airport Terminals C&D Redevelopment Project,
Series 2018:
17,520 4.000%, 1/01/36, (AMT) 1/28 at 100.00 Baa3 16,319,880
10,300 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/25
12/23 at 100.00 Aa3 10,727,141
Revenue Bond Certificate Series Trust:
13,091 2.500%, 2/01/42, (Mandatory Put 11/22/22), 144A 2022 2022 No Opt. Call AA+ 13,129,161
24,240 2.500%, 3/01/46, (Mandatory Put 11/22/22), 144A 2012 A No Opt. Call AA+ 24,278,459
Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long
Island Obligated Group Project, Series 2014:
2,435 5.000%, 7/01/28 7/24 at 100.00 A- 2,517,863
2,695 5.000%, 7/01/29 7/24 at 100.00 A- 2,782,103
4,200 5.000%, 7/01/30 7/24 at 100.00 A- 4,320,330
2,100 5.000%, 7/01/31 7/24 at 100.00 A- 2,155,293
1,335 5.000%, 7/01/32 7/24 at 100.00 A- 1,366,172
3,080 5.000%, 7/01/33 7/24 at 100.00 A- 3,148,653
19,770 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/01/25
No Opt. Call A1 21,516,482
Troy Capital Resource Corporation, New York,  Revenue
Bonds, Rensselaer Polytechnic Institute, Refunding Series
2020A. Forward Delivery:
1,200 5.000%, 9/01/23 No Opt. Call A3 1,243,356
1,835 5.000%, 9/01/24 No Opt. Call A3 1,926,401
2,000 5.000%, 9/01/25 No Opt. Call A3 2,127,100
20,135 Utility Debt Securitization Authority, New York, Restructuring Bonds,
Refunding Series 2015, 5.000%, 12/15/34
12/25 at 100.00 AAA 21,436,929
11,465 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv,
Series 2021B-EFRB, 3.600%, 7/01/29
No Opt. Call N/R 10,427,418
9,175 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv,
Series 2021C-EFRB, 3.200%, 7/01/28, 144A
No Opt. Call N/R 8,324,753
544,401 Total New York 527,352,158
North Carolina - 0.6%
7,410 Alamance County, North Carolina, General Obligation Bonds, Public
Improvement Series 2021, 5.000%, 5/01/28
No Opt. Call AA 8,418,057

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
$ 2,395 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call BBB $ 2,265,694
3,270 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2019-42, 2.625%, 7/01/39
7/28 at 100.00 AA+ 2,688,038
4,950 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.800%, 1/01/40
1/29 at 100.00 AA+ 4,197,204
12,735 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2021-47, 2.300%, 7/01/41
7/30 at 100.00 AA+ 9,895,222
11,625 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Series 2015C, 5.000%, 1/01/29
1/26 at 100.00 A 12,463,976
13,610 North Carolina State, Limited Obligation Bonds, Series 2020B, 5.000%,
5/01/26
No Opt. Call AA+ 14,993,865
55,995 Total North Carolina 54,922,056
North Dakota - 0.9%
5,395 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
11/22 at 100.00 Aa3 5,149,312
Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A:
1,250 4.000%, 5/01/26 5/25 at 100.00 Aa2 1,307,350
1,320 4.000%, 5/01/27 5/25 at 100.00 Aa2 1,378,595
1,385 4.000%, 5/01/28 5/25 at 100.00 Aa2 1,441,383
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021:
1,750 5.000%, 12/01/29 No Opt. Call Baa2 1,908,655
1,765 5.000%, 12/01/30 No Opt. Call Baa2 1,932,763
2,985 5.000%, 12/01/32 12/31 at 100.00 Baa2 3,218,756
3,875 5.000%, 12/01/33 12/31 at 100.00 Baa2 4,163,920
4,675 5.000%, 12/01/34 12/31 at 100.00 Baa2 5,011,413
Horace, Cass County, North Dakota, General Obligation
Bonds, Refunding Improvement Series 2021:
500 3.000%, 5/01/33 5/27 at 100.00 Baa2 458,075
500 3.000%, 5/01/36 5/27 at 100.00 Baa2 434,550
3,440 3.000%, 5/01/46 5/27 at 100.00 Baa2 2,616,808
2,760 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2019C, 3.200%, 7/01/39
7/28 at 100.00 Aa1 2,525,372
2,450 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020A, 3.000%, 7/01/40
7/29 at 100.00 Aa1 2,259,929
4,820 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020B, 2.350%, 7/01/40
1/30 at 100.00 Aa1 3,850,264
6,900 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 Aa1 5,331,354
10,000 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2021B, 2.450%, 7/01/41
1/31 at 100.00 N/R 8,014,800

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota (continued)
Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C:
$ 3,785 5.000%, 6/01/28 No Opt. Call BBB- $ 4,104,795
3,000 5.000%, 6/01/29 6/28 at 100.00 BBB- 3,221,550
1,260 5.000%, 6/01/31 6/28 at 100.00 BBB- 1,338,611
3,480 5.000%, 6/01/34 6/28 at 100.00 BBB- 3,647,214
13,280 5.000%, 6/01/38 6/28 at 100.00 BBB- 13,745,331
80,575 Total North Dakota 77,060,800
Ohio - 3.7%
American Municipal Power Inc., Ohio, Fremont Energy
Center Revenue Bonds, Refunding Series 2021A:
2,760 5.000%, 2/15/33 2/31 at 100.00 N/R 3,119,214
4,155 5.000%, 2/15/34 2/31 at 100.00 N/R 4,665,400
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
2,085 5.000%, 6/01/27 No Opt. Call A 2,232,722
14,890 5.000%, 6/01/28 No Opt. Call A 16,035,339
13,705 5.000%, 6/01/29 No Opt. Call A 14,847,312
15,745 5.000%, 6/01/30 No Opt. Call A 17,133,709
11,595 5.000%, 6/01/31 6/30 at 100.00 A- 12,545,210
6,905 5.000%, 6/01/32 6/30 at 100.00 A- 7,450,288
7,265 5.000%, 6/01/33 6/30 at 100.00 A- 7,817,576
3,200 5.000%, 6/01/34 6/30 at 100.00 A- 3,434,624
5,290 5.000%, 6/01/35 6/30 at 100.00 A- 5,663,685
1,220 5.000%, 6/01/36 6/30 at 100.00 A- 1,304,119
4,075 4.000%, 6/01/37 6/30 at 100.00 A- 3,993,581
7,855 4.000%, 6/01/38 6/30 at 100.00 A- 7,662,867
155 4.000%, 6/01/39 6/30 at 100.00 A- 150,297
7,110 3.000%, 6/01/48 6/30 at 100.00 BBB+ 5,283,939
1,210 4.000%, 6/01/48 6/30 at 100.00 BBB+ 1,102,419
10,975 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 10,350,413
Cleveland, Ohio, Airport System Revenue Bonds,
Refunding Series 2016A:
1,590 5.000%, 1/01/28 - AGM Insured 1/25 at 100.00 AA 1,677,514
2,230 5.000%, 1/01/29 - AGM Insured 1/25 at 100.00 AA 2,342,013
2,060 5.000%, 1/01/30 - AGM Insured 1/25 at 100.00 AA 2,159,024
1,810 5.000%, 1/01/31 - AGM Insured 1/25 at 100.00 AA 1,888,192
10 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 4/01/30
10/28 at 100.00 AAA 11,371
10,170 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2019A, 5.000%, 4/01/27
No Opt. Call AAA 11,402,095
4,185 Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019,
5.000%, 8/01/49, (Mandatory Put 2/01/25)
11/24 at 100.68 Aa2 4,390,358
1,080 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group Project, Refunding & Improvement
Series 2021, 3.000%, 8/01/40
2/31 at 100.00 A+ 890,482
7,490 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/27
2/23 at 100.00 BB+ 7,525,503
965 New Albany Community Authority, Ohio, Community Facilities Revenue
Refunding Bonds, Series 2012C, 5.000%, 10/01/22
No Opt. Call Aa3 973,299

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 2,940 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R $ 3,675
1,400 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 3/01/23
No Opt. Call N/R 1,750
7,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29
No Opt. Call N/R 6,274,870
28,740 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (6)
No Opt. Call N/R 35,925
915 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010A, 3.125%, 7/01/33 (6)
No Opt. Call N/R 1,144
3,610 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B,
3.625%, 12/01/33 (6)
No Opt. Call N/R 4,512
250 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C,
3.950%, 11/01/32 (6)
No Opt. Call N/R 312
2,200 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call N/R 2,150,478
14,735 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005A, 2.100%,
1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+ 14,303,854
20,015 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005C, 2.100%,
4/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+ 19,429,361
25,825 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007A, 2.500%,
8/01/40, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+ 23,335,212
16,850 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007B, 2.500%,
11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+ 15,225,491
12,040 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014B, 2.600%,
6/01/41, (AMT), (Mandatory Put 10/01/29)
10/24 at 100.00 BBB+ 10,954,112
6,015 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014D, 1.900%,
5/01/26, (Mandatory Put 10/01/24)
No Opt. Call BBB+ 5,819,633
15,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton
Power & Light Company Project, Refunding Collateralized Series 2015A,
4.250%, 11/01/40, (AMT), (Mandatory Put 6/01/27)
No Opt. Call N/R 15,138,300
2,610 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dueke
Energy Corporation Project, Refunding Series 2022A, 4.250%, 11/01/39,
(AMT), (Mandatory Put 6/01/27)
No Opt. Call N/R 2,645,679
525 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT), 144A
No Opt. Call N/R 533,337
5,025 Ohio Higher Educational Facility Commission, Revenue Bonds, Case
Western Reserve University Project, Series 2019C, 1.625%, 12/01/34,
(Mandatory Put 12/01/26)
6/26 at 100.00 AA- 4,828,121

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,340 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/37
1/30 at 100.00 A3 $ 1,388,401
2,080 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39
9/28 at 100.00 Aaa 1,874,434
3,075 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.750%, 9/01/40
3/29 at 100.00 Aaa 2,986,471
1,460 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020B, 2.250%, 9/01/40
9/29 at 100.00 Aaa 1,267,557
3,725 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021A, 2.250%, 9/01/41
3/30 at 100.00 Aaa 2,864,600
4,990 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 N/R 3,935,763
1,570 Ohio State, General Obligation Bonds, Common Schools Series 2021A,
5.000%, 6/15/26
No Opt. Call AA+ 1,733,076
8,820 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Refunding Series 2016A, 5.000%, 1/15/41
1/26 at 100.00 A 9,155,777
5,220 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Variable Rate Series 2020B, 5.000%, 1/15/50, (Mandatory Put
1/15/25)
1/25 at 100.00 A 5,555,228
1,205 Ohio State, Major New State Infrastructure Project Revenue Bonds, Series
2021-1A, 5.000%, 12/15/27
No Opt. Call AA 1,359,252
3,855 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (6)
No Opt. Call N/R 4,819
8,500 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (6)
No Opt. Call N/R 10,625
8,645 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010A, 3.750%, 7/01/33 (6)
No Opt. Call N/R 10,806
1,945 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call N/R 2,431
2,355 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2006B, 4.000%, 12/01/33 (6)
No Opt. Call N/R 2,944
3,900 Toledo-Lucas County Port Authority, Ohio, Development Revenue Bonds,
Northwest Ohio Bond Fund, HB Magruder Memorial Hospital Project,
Series 2021F, 2.250%, 11/15/36
5/28 at 100.00 N/R 3,002,649
1,640 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 5.375%, 3/01/27
3/25 at 100.00 N/R 1,666,814
381,805 Total Ohio 315,559,978
Oklahoma - 2.4%
1,060 Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Refunding Series
2020, 4.000%, 12/01/28
No Opt. Call A 1,138,853

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020:
$ 1,775 2.000%, 9/01/28 No Opt. Call A $ 1,641,254
1,850 2.000%, 9/01/29 No Opt. Call A 1,678,560
1,800 2.750%, 9/01/30 No Opt. Call A 1,733,274
1,790 2.750%, 9/01/31 9/30 at 100.00 A 1,703,149
265 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series
2017, 4.000%, 9/01/24
No Opt. Call AA- 274,943
Carter County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Plainview
Public Schools Project, Series 2021A:
740 4.000%, 12/01/33 12/31 at 100.00 A+ 784,726
1,670 4.000%, 12/01/34 12/31 at 100.00 A+ 1,763,687
1,570 4.000%, 12/01/35 12/31 at 100.00 A+ 1,651,844
3,090 Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Moore Public Schools Project, Series
2016, 5.000%, 6/01/23
No Opt. Call A+ 3,181,495
Cleveland County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Moore Public Schools Project, Series 2021:
2,200 4.000%, 6/01/28 No Opt. Call Aa3 2,343,000
2,050 4.000%, 6/01/29 No Opt. Call Aa3 2,184,869
6,000 4.000%, 6/01/30 No Opt. Call Aa3 6,389,580
15,240 4.000%, 6/01/31 No Opt. Call Aa3 16,214,903
Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore
Norman Technology Center Project, Series 2021:
910 4.000%, 5/01/27 No Opt. Call N/R 958,758
945 4.000%, 5/01/28 No Opt. Call N/R 998,421
960 4.000%, 5/01/29 No Opt. Call N/R 1,016,813
875 4.000%, 5/01/30 No Opt. Call N/R 925,487
690 4.000%, 5/01/31 No Opt. Call N/R 730,268
930 4.000%, 5/01/32 5/31 at 100.00 N/R 980,127
800 4.000%, 5/01/33 5/31 at 100.00 N/R 839,672
900 4.000%, 5/01/34 5/31 at 100.00 N/R 942,030
1,070 4.000%, 5/01/35 5/31 at 100.00 N/R 1,117,412
Comanche County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Elgin Public Schools Project, Series 2017A:
1,470 5.000%, 12/01/28 12/27 at 100.00 A 1,641,608
1,410 5.000%, 12/01/31 12/27 at 100.00 A 1,558,755
Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public
Schools Project, Series 2016A:
3,165 5.000%, 9/01/30 9/26 at 100.00 A 3,433,455
5,290 5.000%, 9/01/31 9/26 at 100.00 A 5,732,244
3,125 Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue
Bonds, Wynnewood Public Schools Project, Series 2018, 3.625%,
9/01/36
9/28 at 100.00 A- 3,060,250
Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Amber-
Pocasset Public Schools Project, Series 2019:
1,365 4.000%, 9/01/32 9/29 at 100.00 A 1,442,450
1,485 4.000%, 9/01/34 9/29 at 100.00 A 1,561,032
1,000 4.000%, 9/01/36 9/29 at 100.00 A 1,044,320

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019:
$ 1,880 4.000%, 9/01/32 9/29 at 100.00 A+ $ 1,984,209
1,605 4.000%, 9/01/33 9/29 at 100.00 A+ 1,681,205
1,460 4.000%, 9/01/34 9/29 at 100.00 A+ 1,521,451
Lincoln County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Stroud Public Schools Project, Series
2016:
2,115 5.000%, 9/01/22 No Opt. Call A 2,126,506
1,000 5.000%, 9/01/23 No Opt. Call A 1,034,500
1,870 5.000%, 9/01/24 No Opt. Call A 1,967,969
2,490 5.000%, 9/01/26 No Opt. Call A 2,712,432
Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021:
890 4.000%, 12/01/33 12/31 at 100.00 A- 932,017
920 4.000%, 12/01/34 12/31 at 100.00 A- 961,005
960 4.000%, 12/01/35 12/31 at 100.00 A- 999,811
McClain County Economic Development Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Purcell Public Schools Project, Series 2018:
1,280 5.000%, 9/01/30 9/28 at 100.00 A 1,416,231
1,565 5.000%, 9/01/34 9/28 at 100.00 A 1,712,642
6,140 Oklahoma City, Oklahoma, General Obligation Bonds, Series 2021,
2.000%, 3/01/25
No Opt. Call AAA 6,075,530
Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B:
3,475 5.000%, 8/15/33 8/28 at 100.00 Baa3 3,329,050
19,475 5.000%, 8/15/38 8/28 at 100.00 Baa3 18,126,940
10,205 Oklahoma Development Finance Authority, Limited Obligation Revenue
Bonds, Gilcrease Expressway West Project, Series 2020, 1.625%,
7/06/23, (AMT)
7/22 at 100.00 Baa2 10,037,128
1,100 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2019A, 3.000%, 9/01/39
3/28 at 100.00 Aaa 1,069,497
1,290 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 3.000%, 9/01/40
3/29 at 100.00 Aaa 1,280,957
Pontotoc County Educational Facilities Authority,
Oklahoma, Facilities Lease Revenue Bonds, Ada Public
Schools Project, Series 2014:
750 5.000%, 9/01/22 No Opt. Call A- 754,103
500 3.000%, 9/01/23 No Opt. Call A- 505,885
630 5.000%, 9/01/24 No Opt. Call A- 662,464
1,505 5.000%, 9/01/25 No Opt. Call A- 1,609,567
Pontotoc County Educational Facilities Authority,
Oklahoma, Facilities Lease Revenue Bonds, Ada Public
Schools Project, Series 2021:
430 4.000%, 9/01/29 No Opt. Call N/R 449,251
400 4.000%, 9/01/30 No Opt. Call N/R 416,452
985 4.000%, 9/01/31 No Opt. Call N/R 1,021,347
3,210 Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue
Bonds, Series 2013A, 5.625%, 6/01/38, (Pre-refunded 6/01/23), (AMT)
6/23 at 100.00 AA (4) 3,317,695
7,800 Tulsa County Independent School District 001 Tulsa, Oklahoma, General
Obligation Bonds, Combined Purpose Series 2022A, 2.000%, 3/01/27
No Opt. Call N/R 7,547,358

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020:
$ 1,540 2.000%, 9/01/27 No Opt. Call A- $ 1,447,554
1,605 2.000%, 9/01/28 No Opt. Call A- 1,474,513
1,670 2.000%, 9/01/29 No Opt. Call A- 1,500,094
3,150 2.000%, 9/01/30 No Opt. Call A- 2,761,983
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public
Schools Project, Series 2016:
3,840 5.000%, 9/01/25 9/23 at 100.00 AA- 3,978,317
10,755 5.000%, 9/01/26 9/23 at 100.00 AA- 11,142,395
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public
Schools Project, Series 2021A:
2,420 4.000%, 9/01/30 No Opt. Call N/R 2,587,077
3,785 4.000%, 9/01/31 No Opt. Call N/R 4,053,205
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jenks Public Schools
Project, Series 2015:
6,205 5.000%, 9/01/25 No Opt. Call AA- 6,730,191
9,830 5.000%, 9/01/26 9/25 at 100.00 AA- 10,630,752
2,580 Washington County Rural Water District 3, Oklahoma, Revenue Bonds,
Refunding & Capital improvement Series 2020, 3.000%, 9/15/35
3/28 at 100.00 A+ 2,342,176
Weatherford Industrial Trust Educational, Oklahoma,
Facilities Lease Revenue Bonds, Weatherford Public
Schools Project, Series 2019:
2,075 5.000%, 3/01/29 No Opt. Call A- 2,310,616
1,720 5.000%, 3/01/31 3/29 at 100.00 A- 1,934,673
2,500 5.000%, 3/01/33 3/29 at 100.00 A- 2,793,700
197,095 Total Oklahoma 201,607,687
Oregon - 1.0%
5,000 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest Series
2017D, 5.000%, 6/15/35
6/27 at 100.00 AA+ 5,472,250
1,760 Benton and Linn Counties District School District 509J Corvallis, Oregon,
General Obligation Bonds, Series 2018A, 5.000%, 6/15/38
6/28 at 100.00 AA+ 1,934,152
1,200 Clackamas Community College District, Oregon, General Obligation
Bonds, Deferred Interest Series 2017A, 5.000%, 6/15/40
6/27 at 100.00 Aa1 1,305,276
1,475 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020B-1, 3.250%, 11/15/25
7/22 at 100.00 N/R 1,430,986
Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A:
1,665 0.000%, 6/15/34 6/28 at 79.31 AA+ 1,051,081
1,510 0.000%, 6/15/35 6/28 at 75.58 AA+ 904,098
1,000 0.000%, 6/15/37 6/28 at 69.16 AA+ 542,800
2,050 0.000%, 6/15/39 6/28 at 63.17 AA+ 1,000,523
1,770 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Adventist Health System/West, Refunding Variable Rate Series 2019,
5.000%, 3/01/40, (Mandatory Put 3/01/25)
9/24 at 100.00 A+ 1,859,686
2,250 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Terwilliger Plaza-Parkview Project, Refunding Green Series 2021B-1,
1.200%, 6/01/28
6/23 at 100.00 BB+ 1,946,362

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon (continued)
$ 2,790 Multnomah-Clackamas Counties School District 10JT Greham-Barlow,
Oregon, General Obligation Bonds, Deferred interest Series 2019A,
0.000%, 6/15/38
6/29 at 72.47 Aa1 $ 1,433,446
8,750 Oregon Health and Science University, Revenue Bonds, Green Series
2021B-1, 5.000%, 7/01/46, (Mandatory Put 2/01/30)
11/29 at 100.00 N/R 9,563,225
1,800 Oregon Housing and Community Services Department, Mortgage
Revenue Bonds, Single-Family Mortgage Program, Series 2017D,
3.450%, 1/01/38
1/27 at 100.00 Aa2 1,800,630
2,990 Oregon Housing and Community Services Department, Mortgage
Revenue Bonds, Single-Family Mortgage Program, Series 2018C,
3.900%, 7/01/38
7/27 at 100.00 Aa2 2,974,572
7,040 Oregon Housing and Community Services Department, Mortgage
Revenue Bonds, Single-Family Mortgage Program, Series 2019A,
2.650%, 7/01/39
7/28 at 100.00 Aa2 6,205,056
7,420 Oregon Housing and Community Services Department, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 Aa2 5,624,954
15,995 Oregon State  Business Development Commission, Recovery Zone Facility
Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%,
12/01/40, (Mandatory Put 8/14/23)
No Opt. Call A+ 16,040,266
11,455 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38, (Pre-refunded
11/15/23)
11/23 at 100.00 AAA (4) 11,952,376
3,325 Oregon State, General Obligation Bonds, Veterans Welfare Series 108 of
2021O, 2.600%, 12/01/42
12/30 at 100.00 N/R 2,593,600
Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Healthl Project, Refunding Series 2016A:
3,425 5.000%, 5/15/32 5/26 at 100.00 AA- 3,622,485
1,925 5.000%, 5/15/33 5/26 at 100.00 AA- 2,030,644
86,595 Total Oregon 81,288,468
Pennsylvania - 5.2%
Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A:
1,000 5.000%, 4/01/36 4/28 at 100.00 A 1,050,390
10,060 4.000%, 4/01/37 4/28 at 100.00 A 9,909,100
5,575 4.000%, 4/01/38 4/28 at 100.00 A 5,465,730
13,810 4.000%, 4/01/44 4/28 at 100.00 A 13,080,694
Allegheny County, Pennsylvania, General Obligation
Bonds, Series C69-C70 of 2012:
1,005 5.000%, 12/01/25, (Pre-refunded 12/01/22) 12/22 at 100.00 AA- (4) 1,019,663
4,105 5.000%, 12/01/37, (Pre-refunded 12/01/22) 12/22 at 100.00 AA- (4) 4,164,892
1,525 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/28, 144A
No Opt. Call Ba3 1,569,804
1,200 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (6)
No Opt. Call N/R 1,500
7,770 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (6)
No Opt. Call N/R 9,713
2,880 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (6)
No Opt. Call N/R 3,600

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower Health
Project, Series 2017:
$ 1,670 4.000%, 11/01/33 11/27 at 100.00 BB- $ 1,516,594
2,410 4.000%, 11/01/38 11/27 at 100.00 BB- 2,046,741
8,815 4.000%, 11/01/39 11/27 at 100.00 BB- 7,412,093
635 3.750%, 11/01/42 11/27 at 100.00 BB- 455,606
3,720 4.000%, 11/01/47 11/27 at 100.00 BB- 2,809,046
8,430 5.000%, 11/01/47 11/27 at 100.00 BB- 7,500,424
15,925 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put
2/01/30)
8/29 at 101.50 BB- 15,209,649
1,000 Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018,
5.000%, 7/15/27
No Opt. Call A+ 1,112,790
3,590 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding
Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+ 3,349,757
44,000 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 - AGM
Insured
6/28 at 100.00 AA 42,381,240
6,915 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%,
4/01/43, (Mandatory Put 2/15/27)
8/26 at 100.00 AA- 7,485,418
Indiana County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Indiana Regional Medical Center, Series
2014A:
790 5.000%, 6/01/24 6/23 at 100.00 Ba3 812,088
525 5.000%, 6/01/25 6/23 at 100.00 Ba3 539,679
370 5.125%, 6/01/26 6/23 at 100.00 Ba3 380,760
460 5.375%, 6/01/28 6/23 at 100.00 Ba3 474,403
12,575 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company, Series
2016A, 1.800%, 9/01/29, (Mandatory Put 9/01/22)
No Opt. Call A1 12,565,569
10,520 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company, Series
2016B, 1.800%, 2/15/27, (Mandatory Put 8/15/22)
No Opt. Call A1 10,514,214
11,890 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding
Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+ 11,260,306
1,030 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, AICUP Financing Program, Gwynedd
Mercy University, Variable Rate Series 2017V-1B, 4.000%, 5/01/36,
(Mandatory Put 5/01/23)
No Opt. Call BBB 1,046,130
7,835 North Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2019, 4.000%, 5/01/44
5/29 at 100.00 AA 7,893,684
4,055 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (6)
No Opt. Call N/R 5,069
3,455 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2006A, 2.550%, 11/01/41 (6)
No Opt. Call N/R 4,319

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority,
Parking System Revenue Bonds, Capitol Region Parking
System, Junior Guaranteed Series 2013B:
$ 1,975 5.500%, 1/01/25 1/24 at 100.00 AA $ 2,076,851
2,290 5.500%, 1/01/26 1/24 at 100.00 AA 2,407,042
2,265 5.500%, 1/01/27 1/24 at 100.00 AA 2,378,386
Pennsylvania Economic Development Financing Authority,
Parking System Revenue Bonds, Capitol Region Parking
System, Junior Insured Series 2013C:
515 5.500%, 1/01/25 - AGM Insured 1/24 at 100.00 AA 541,559
1,110 5.500%, 1/01/26 - AGM Insured 1/24 at 100.00 AA 1,166,732
2,505 5.500%, 1/01/28 - AGM Insured 1/24 at 100.00 AA 2,626,993
2,050 5.500%, 1/01/29 - AGM Insured 1/24 at 100.00 AA 2,149,528
1,255 5.500%, 1/01/31 - AGM Insured 1/24 at 100.00 AA 1,314,424
3,035 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 12/31/34, (AMT)
6/26 at 100.00 BBB 3,104,957
1,250 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009,
0.950%, 12/01/33, (Mandatory Put 12/01/26)
No Opt. Call A- 1,088,587
2,685 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series
2017A, 0.580%, 8/01/37, (AMT), (Mandatory Put 8/01/24)
No Opt. Call A- 2,504,595
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, LaSalle University, Series 2012:
1,320 5.000%, 5/01/27 11/22 at 100.00 BB+ 1,320,317
10,850 5.000%, 5/01/42 11/22 at 100.00 BB+ 10,124,786
1,135 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 3.000%, 7/15/39
7/31 at 100.00 A- 914,231
19,900 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.100%, 10/01/36
10/25 at 100.00 AA+ 18,794,754
8,985 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-121, 3.100%, 10/01/36
10/25 at 100.00 AA+ 8,066,284
6,605 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-128B, 3.500%, 10/01/34
10/27 at 100.00 AA+ 6,478,250
4,880 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-131A, 3.000%, 10/01/39
4/29 at 100.00 AA+ 4,227,300
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Series 2020-133:
2,330 2.125%, 10/01/35 10/29 at 100.00 AA+ 1,847,946
8,840 2.350%, 10/01/40 10/29 at 100.00 AA+ 6,658,200
15,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.450%, 10/01/41
4/31 at 100.00 N/R 11,400,300
4,800 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-1394A, 4.000%, 10/01/37
4/32 at 100.00 N/R 4,779,984
Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A:
2,095 4.500%, 12/01/34 12/26 at 100.00 AA- 2,149,554
5,000 0.000%, 12/01/37 (8) 12/26 at 100.00 AA- 5,158,800
16,150 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 A 18,632,255

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Series 2019. Forward Delivery:
$ 4,665 5.000%, 12/01/24 No Opt. Call A1 $ 4,978,301
5,190 5.000%, 12/01/25 No Opt. Call A1 5,649,108
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Subordinate Second Series 2016B-2:
5,955 5.000%, 6/01/25 No Opt. Call A3 6,368,218
2,890 5.000%, 6/01/29 6/26 at 100.00 A3 3,106,952
22,155 5.000%, 6/01/35 6/26 at 100.00 A3 23,344,280
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Subordinate Second Series 2017:
2,960 5.000%, 12/01/29 12/27 at 100.00 A3 3,223,351
3,240 5.000%, 12/01/31 12/27 at 100.00 A3 3,504,222
5,425 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Series 2016A, 5.000%, 12/01/36
12/26 at 100.00 A3 5,734,550
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Subordinate Third Series 2017:
3,635 5.000%, 12/01/31 12/27 at 100.00 A3 3,931,434
2,250 5.000%, 12/01/32 12/27 at 100.00 A3 2,427,165
2,000 4.000%, 12/01/36 12/27 at 100.00 A3 1,976,780
12,140 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/24
No Opt. Call A+ 12,955,322
1,105 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2016A-1, 5.000%, 12/01/28
6/26 at 100.00 A1 1,206,892
3,025 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2017A-1, 5.000%, 12/01/36
12/27 at 100.00 A1 3,257,834
7,445 Philadelphia Authority For Industrial Development, Pennsylvania, City
Agreement Revenue Bonds, Cultural and Commercial Corridors
Program, Refunding Series 2016A, 5.000%, 12/01/29
12/25 at 100.00 A 7,967,118
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series
2017:
1,835 5.000%, 5/01/31 11/27 at 100.00 BB+ 1,810,429
2,060 5.000%, 5/01/33 11/27 at 100.00 BB+ 2,006,131
1,165 5.000%, 5/01/34 11/27 at 100.00 BB+ 1,127,534
3,000 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Refunding Series 2020. Forward Delivery, 5.000%, 9/01/22
No Opt. Call A+ 3,016,770
5,450 Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds,
Guthrie Healthcare System, Series 2007, 1.839%, 12/01/24 (3-Month
LIBOR*0.67% reference rate + 0.780% spread) (5)
8/22 at 100.00 A+ 5,464,551
4,090 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/26
5/24 at 100.00 BB+ 4,173,640
1,670 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 3.375%,
6/01/26
No Opt. Call BB+ 1,607,976
Southcentral Pennsylvania General Authority, Revenue
Bonds, Hanover Hospital Inc., Series 2013:
1,625 5.000%, 12/01/22 No Opt. Call A 1,647,230
1,705 5.000%, 12/01/23 6/23 at 100.00 A 1,750,609
1,795 5.000%, 12/01/24 6/23 at 100.00 A 1,836,033
20,030 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%, 4/15/26
2/26 at 100.00 AA+ 21,077,970

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 3,120 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 BBB+ $ 2,744,851
2,115 Wilson School District, Berks County, Pennsylvania, General Obligation
Bonds, Series 2021B, 4.000%, 5/15/29
No Opt. Call AA 2,289,826
Wilson School District, Berks County, Pennsylvania, General
Obligation Bonds, Series 2021C:
2,400 4.000%, 5/15/29 No Opt. Call AA 2,598,384
2,415 4.000%, 5/15/30 5/29 at 100.00 AA 2,584,895
2,305 4.000%, 5/15/31 5/29 at 100.00 AA 2,441,802
469,230 Total Pennsylvania 442,773,438
Puerto Rico - 3.2%
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series
2022A:
4,750 5.000%, 7/01/28, 144A No Opt. Call N/R 4,941,663
6,800 5.000%, 7/01/29, 144A No Opt. Call N/R 7,084,648
3,030 5.000%, 7/01/33, 144A 7/32 at 100.00 N/R 3,108,719
3,750 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 3,910,387
350 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 5.000%, 7/01/33, 144A
7/31 at 100.00 N/R 358,628
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
11,705 5.000%, 7/01/24, 144A No Opt. Call N/R 11,946,708
5,625 5.000%, 7/01/25, 144A No Opt. Call N/R 5,781,881
14,515 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R 14,872,795
5,350 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 5,439,024
5,575 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 4,920,272
5,210 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC 5,334,884
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
916 0.000%, 7/01/24 No Opt. Call N/R 852,796
14,988 0.000%, 7/01/27 No Opt. Call N/R 12,424,152
33,450 0.000%, 7/01/29 7/28 at 98.64 N/R 25,250,067
31,440 0.000%, 7/01/31 7/28 at 91.88 N/R 21,330,468
61,178 0.000%, 7/01/33 7/28 at 86.06 N/R 36,868,310
6,218 4.500%, 7/01/34 7/25 at 100.00 N/R 6,260,158
12 0.000%, 7/01/51 7/28 at 30.01 N/R 2,401
1,238 4.750%, 7/01/53 7/28 at 100.00 N/R 1,192,578
23 5.000%, 7/01/58 7/28 at 100.00 N/R 22,666
4,743 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2018B-1, 4.500%, 7/01/34
7/25 at 100.00 N/R 4,775,158
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2:
21,151 4.329%, 7/01/40 7/28 at 100.00 N/R 19,915,147
23,670 4.329%, 7/01/40 7/28 at 100.00 N/R 22,286,962
3,712 4.784%, 7/01/58 7/28 at 100.00 N/R 3,554,834

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
$ 2,501 5.250%, 7/01/23 No Opt. Call N/R $ 2,547,476
2,080 0.000%, 7/01/24 No Opt. Call N/R 1,904,602
9,049 5.375%, 7/01/25 No Opt. Call N/R 9,403,670
15,956 5.625%, 7/01/27 No Opt. Call N/R 16,995,533
8,112 5.625%, 7/01/29 No Opt. Call N/R 8,725,430
1,815 5.750%, 7/01/31 No Opt. Call N/R 1,985,760
3,020 0.000%, 7/01/33 7/31 at 89.94 N/R 1,700,743
4,250 4.000%, 7/01/33 7/31 at 103.00 N/R 3,904,093
3,620 4.000%, 7/01/35 7/31 at 103.00 N/R 3,251,484
319,802 Total Puerto Rico 272,854,097
Rhode Island - 0.8%
Rhode Island Health and Educational Building Corporation,
Educational Institution Revenue Bonds, St. George's
School, Series 2021:
1,275 5.000%, 10/01/28 No Opt. Call AA- 1,442,165
2,010 4.000%, 10/01/46 10/31 at 100.00 AA- 1,916,073
2,000 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Care New England Issue, Refunding Series
2016B, 5.000%, 9/01/36
9/26 at 100.00 N/R 2,063,480
1,290 Rhode Island Health and Educational Building Corporation, Public Schools
Financing Program Revenue Bonds, City of Providence, Series 2021D,
5.000%, 5/15/27 - BAM Insured
No Opt. Call AA 1,435,667
4,375 Rhode Island Health and Educational Building Corporation, Revenue
Bonds, Care New England Health System, Series 2013A, 5.500%,
9/01/28, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R (4) 4,562,075
2,595 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2019 Series 70, 3.000%, 10/01/39
10/28 at 100.00 AA+ 2,368,508
2,420 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2019 Series 71, 3.000%, 10/01/39
4/29 at 100.00 AA+ 2,194,335
13,950 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2021 Series 75A, 2.250%, 10/01/41
4/30 at 100.00 AA+ 10,623,762
10,000 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bonds, Series 73-A, 2.300%, 10/01/40
10/29 at 100.00 AA+ 7,737,400
4,550 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A, 2.550%,
10/01/40
10/29 at 100.00 AA+ 3,743,513
137,445 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
7/22 at 17.10 CCC- 21,317,719
Rhode Island, General Obligation Bonds, Consolidated
Capital Development Loan, Series 2021A:
3,855 5.000%, 5/01/25 No Opt. Call AA 4,154,533
4,050 5.000%, 5/01/26 No Opt. Call AA 4,453,988
189,815 Total Rhode Island 68,013,218
South Carolina - 0.9%
5,780 Greenville Hospital System Board of Trustees, South Carolina, Hospital
Revenue Bonds, Series 2014B, 5.000%, 5/01/34
5/24 at 100.00 A 5,889,126
Lexington County Health Services District, Inc., South
Carolina, Hospital Revenue Bonds, Lexington Medical
Center, Series 2016:
1,055 5.000%, 11/01/34 5/26 at 100.00 A1 1,105,387
1,170 5.000%, 11/01/35 5/26 at 100.00 A1 1,224,674

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 6,650 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2018A, 4.000%, 10/01/48, (Mandatory Put
2/01/24)
11/23 at 100.30 Aa2 $ 6,772,560
1,000 Patriots Energy Group, South Carolina, Gas System Revenue Bonds,
Improvement and Refunding Series 2021A, 2.250%, 6/01/41
6/31 at 100.00 A2 709,110
2,775 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2019B, 2.900%, 7/01/39
1/29 at 100.00 Aaa 2,500,636
5,810 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2020B, 2.150%, 7/01/40
1/30 at 100.00 Aaa 4,589,145
18,195 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 Aaa 13,120,233
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student
Housing LLC - Francis Marion University Project, Series
2014A:
1,910 5.000%, 8/01/27 8/24 at 100.00 Baa3 1,962,907
3,925 5.000%, 8/01/32 8/24 at 100.00 Baa3 3,998,397
South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Bon Secours Health System
Obligated Group, Series 2013:
7,595 5.000%, 11/01/27, (Pre-refunded 11/01/22) 11/22 at 100.00 N/R (4) 7,683,709
1,370 5.000%, 11/01/29, (Pre-refunded 11/01/22) 11/22 at 100.00 N/R (4) 1,386,002
3,240 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/31
6/25 at 100.00 A 3,387,841
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series
2020A:
2,860 5.000%, 12/01/31 12/30 at 100.00 A 3,144,169
2,820 5.000%, 12/01/32 12/30 at 100.00 A 3,077,833
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A:
7,885 5.000%, 12/01/29 6/26 at 100.00 A 8,415,660
4,325 5.000%, 12/01/31 6/26 at 100.00 A 4,568,152
South Carolina State, General Obligation Bonds, Refunding
State Transportation Infrastructure Series 2021A:
3,185 3.000%, 4/01/26 No Opt. Call Aaa 3,264,243
3,325 3.000%, 4/01/27 No Opt. Call Aaa 3,408,191
84,875 Total South Carolina 80,207,975
South Dakota - 0.3%
Mitchell School District 17-2, South Dakota, General
Obligation Bonds, Limited Tax Refunding Certificates,
Series 2021:
200 2.000%, 8/01/26 No Opt. Call AA+ 193,990
400 2.000%, 8/01/27 No Opt. Call AA+ 383,156
400 2.000%, 8/01/29 8/27 at 100.00 AA+ 371,556
1,580 South Dakota Building Authority, Revenue Bonds, Series 2013B, 5.000%,
6/01/24, (Pre-refunded 6/01/23)
6/23 at 100.00 AA+ (4) 1,627,795
1,545 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Monument Health, Inc., Series 2020A, 5.000%, 9/01/27
No Opt. Call AA- 1,691,466
2,410 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Regional Health, Refunding Series 2017, 5.000%, 9/01/31
9/27 at 100.00 AA- 2,564,505
6,500 South Dakota Health and Educational Facilities Authority, Reveune Bonds,
Avera Health, Series 2019A, 5.000%, 7/01/33, (Mandatory Put 7/01/24)
4/24 at 100.00 AA- 6,804,460

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Dakota (continued)
$ 3,925 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A, 2.100%, 11/01/41
5/30 at 100.00 AAA $ 3,019,581
7,210 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B, 2.050%, 11/01/41
5/30 at 100.00 AAA 5,060,987
24,170 Total South Dakota 21,717,496
Tennessee - 1.5%
Chattanooga, Tennessee, General Obligation Bonds,
Refunding Series 2021B:
4,650 5.000%, 10/01/26 No Opt. Call N/R 5,174,427
3,240 5.000%, 10/01/27 No Opt. Call N/R 3,670,596
2,265 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A,
5.000%, 10/01/28
10/24 at 100.00 BBB 2,337,842
Knox County Health, Educational and Housing Facilities
Board, Tennessee, Revenue Bonds, University Health
System, Inc., Series 2017:
2,895 3.375%, 4/01/26 No Opt. Call BBB 2,907,825
3,250 5.000%, 4/01/29 4/27 at 100.00 BBB 3,436,940
2,500 5.000%, 4/01/30 4/27 at 100.00 BBB 2,630,625
2,725 5.000%, 4/01/31 4/27 at 100.00 BBB 2,857,244
Knox County Health, Educational and Housing Facility
Board, Tennessee, Hospital Revenue Bonds, Covenant
Health, Refunding Series 2012A:
1,390 4.000%, 1/01/23 No Opt. Call A+ 1,406,652
3,180 5.000%, 1/01/23 No Opt. Call A+ 3,233,519
2,110 5.000%, 1/01/24 1/23 at 100.00 A+ 2,141,165
8,590 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 A3 9,092,515
Murfreesboro, Tennessee, General Obligation Bonds,
Series 2021:
4,440 5.000%, 6/01/27 No Opt. Call Aa1 4,993,002
4,435 3.000%, 6/01/30 6/29 at 100.00 Aa1 4,443,604
2,420 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/01/28)
6/28 at 100.68 A1 2,434,762
410 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2015-1C, 3.950%, 7/01/35
1/25 at 100.00 AA+ 409,713
3,425 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2018-3, 3.750%, 7/01/38
7/27 at 100.00 AA+ 3,399,210
6,425 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2018-4, 3.900%, 7/01/38
1/28 at 100.00 AA+ 6,385,551
6,255 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-1, 3.750%, 7/01/39
7/28 at 100.00 AA+ 6,208,713
6,705 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-2, 3.000%, 7/01/39
7/28 at 100.00 AA+ 6,519,540
2,530 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-3, 2.600%, 7/01/39
1/29 at 100.00 AA+ 2,331,623
4,185 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-4, 2.900%, 7/01/39
1/29 at 100.00 AA+ 4,058,822
4,270 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-1, 2.250%, 7/01/41
7/30 at 100.00 AA+ 3,166,931
7,185 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-2, 2.250%, 7/01/41
7/30 at 100.00 AA+ 5,486,825

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 6,030 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3, 2.300%, 7/01/41
1/31 at 100.00 N/R $ 4,678,496
5,000 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/01/25)
8/25 at 100.22 A2 5,078,750
27,255 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C, 4.000%, 5/01/48, (Mandatory Put 5/01/23)
2/23 at 100.43 A2 27,591,327
127,765 Total Tennessee 126,076,219
Texas - 4.6%
Aransas County, Texas, Limited Tax Notes, Series 2021:
1,890 3.000%, 2/15/25 8/22 at 100.00 AA 1,891,342
3,855 3.000%, 2/15/26 8/22 at 100.00 AA 3,857,159
4,075 3.000%, 2/15/27 8/22 at 100.00 AA 4,076,711
Arlington Independent School District, Tarrant County,
Texas, General Obligation Bonds, School Building Series
2021:
1,255 5.000%, 2/15/25 No Opt. Call AAA 1,346,665
1,260 5.000%, 2/15/26 No Opt. Call AAA 1,380,519
1,260 5.000%, 2/15/27 No Opt. Call AAA 1,406,979
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding First Tier Series
2017A:
2,610 5.000%, 1/01/28 1/27 at 100.00 BB+ 2,732,827
2,840 5.000%, 1/01/30 1/27 at 100.00 BB+ 2,948,346
1,600 5.000%, 1/01/32 1/27 at 100.00 BB+ 1,653,008
1,060 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, Refunding and Building Series 2021, 5.000%,
8/01/25
No Opt. Call Aaa 1,149,718
4,000 Austin, Texas, Electric Utility System Revenue Bonds, Refunding &
Improvement Series 2020A, 5.000%, 11/15/26
No Opt. Call AA 4,426,720
3,110 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2020F, 5.000%, 1/01/25
7/24 at 100.00 BBB+ 3,245,005
6,910 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27
1/26 at 100.00 BBB+ 7,374,559
3,470 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Senior Lien Series 2013A, 5.000%, 1/01/33, (Pre-refunded 1/01/23)
1/23 at 100.00 A- (4) 3,528,574
Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A:
1,945 5.000%, 1/01/32, (Pre-refunded 7/01/25) 7/25 at 100.00 A- (4) 2,104,684
1,525 5.000%, 1/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 A- (4) 1,650,202
1,165 5.000%, 1/01/34, (Pre-refunded 7/01/25) 7/25 at 100.00 A- (4) 1,260,647
City of Houston, Texas, Convention & Entertainment
Facilities Department Hotel Occupancy Tax and Special
Revenue Bonds, Refunding Series 2019:
1,120 5.000%, 9/01/32 9/28 at 100.00 A 1,220,744
1,000 5.000%, 9/01/34 9/28 at 100.00 A 1,085,060
1,000 5.000%, 9/01/35 9/28 at 100.00 A 1,083,370
1,000 5.000%, 9/01/36 9/28 at 100.00 A 1,081,860
230 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22
No Opt. Call A- 230,515
4,275 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
11/22 at 100.00 Baa2 4,280,344
11,750 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23
No Opt. Call A+ 11,945,402

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 9,220 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53, (Pre-refunded
10/01/23)
10/23 at 100.00 AA (4) $ 9,587,694
Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020A:
5,215 4.125%, 7/01/26 No Opt. Call A+ 5,470,378
4,025 3.950%, 7/01/27 No Opt. Call A+ 4,207,735
3,060 3.750%, 7/01/28 No Opt. Call A+ 3,135,582
6,890 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-2, 5.000%, 7/01/49, (Mandatory Put 12/01/24)
9/24 at 100.84 A+ 7,287,760
5,420 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-3, 5.000%, 7/01/49, (Mandatory Put 12/01/26)
9/26 at 100.78 A+ 5,915,280
3,650 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022B, 5.000%, 6/01/50, (Mandatory Put 12/01/28)
12/27 at 101.49 N/R 4,033,615
Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Healthcare System, Refunding Series 2013A:
1,900 5.000%, 12/01/23 12/22 at 100.00 A+ 1,925,175
18,025 4.000%, 12/01/31, (Pre-refunded 12/01/22) 12/22 at 100.00 A+ (4) 18,210,117
6,235 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series
2014A, 5.000%, 12/01/29, (Pre-refunded 12/01/24)
12/24 at 100.00 A+ (4) 6,661,287
2,000 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019A,
4.000%, 10/01/35
10/29 at 100.00 AA 2,013,060
5,140 Harris County Flood Control District, Texas, General Obligation Bonds,
Refunding Contract Tax Series 2014A, 5.000%, 10/01/25
10/24 at 100.00 Aaa 5,457,395
425 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Second Lien Series 2014C, 5.000%, 11/15/23
No Opt. Call Baa1 438,604
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Refunding Senior Lien Series 2014A:
4,795 5.000%, 11/15/24 - AGM Insured No Opt. Call AA 5,081,070
4,600 5.000%, 11/15/25 - AGM Insured 11/24 at 100.00 AA 4,860,820
3,745 5.000%, 11/15/26 - AGM Insured 11/24 at 100.00 AA 3,948,728
12,050 5.000%, 11/15/27 - AGM Insured 11/24 at 100.00 AA 12,605,987
5,245 Houston Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Limited Tax Schoolhouse Series 2013A,
4.000%, 2/15/31
2/23 at 100.00 AAA 5,284,652
11,815 Houston Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Schoolhouse Series 2016A, 4.000%,
2/15/34
2/26 at 100.00 AAA 12,201,469
2,440 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29,
(AMT)
7/24 at 100.00 Ba3 2,445,344
740 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41, (AMT)
7/29 at 100.00 B- 632,715
Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018D:
3,000 5.000%, 11/15/32 11/28 at 100.00 Aa2 3,348,600
2,615 5.000%, 11/15/33 11/28 at 100.00 Aa2 2,911,332

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,325 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2014, 5.000%, 9/01/31
9/24 at 100.00 A $ 1,370,394
1,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2021, 3.000%, 9/01/33
9/31 at 100.00 A 926,230
Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series
2001B:
8,005 0.000%, 9/01/22 - AMBAC Insured No Opt. Call A 7,982,186
3,815 0.000%, 9/01/23 - AMBAC Insured No Opt. Call A 3,710,698
2,265 Laredo Community College District, Webb County, Texas, General
Obligation Bonds, Series 2014, 5.000%, 8/01/32, (Pre-refunded 8/01/24)
8/24 at 100.00 AA- (4) 2,400,991
Love Field Airport Modernization Corporation, Texas,
General Airport Revenue Bonds Series 2015:
1,000 5.000%, 11/01/26, (AMT) 11/25 at 100.00 A1 1,069,140
2,025 5.000%, 11/01/27, (AMT) 11/25 at 100.00 A1 2,148,484
1,570 5.000%, 11/01/28, (AMT) 11/25 at 100.00 A1 1,656,350
2,000 5.000%, 11/01/29, (AMT) 11/25 at 100.00 A1 2,101,120
2,000 5.000%, 11/01/30, (AMT) 11/25 at 100.00 A1 2,093,280
Lower Colorado River Authority, Texas, Transmission
Contract Revenue Bonds, LCRA Transmission Services
Corporation Project, Refunding Series 2021:
4,500 5.000%, 5/15/25 No Opt. Call A+ 4,826,385
3,825 5.000%, 5/15/26 No Opt. Call A+ 4,178,506
2,050 5.000%, 5/15/27 No Opt. Call A+ 2,277,530
2,100 5.000%, 5/15/28 No Opt. Call A+ 2,361,135
3,000 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, Central Power & Light Company Project, Refunding Series
2001A, 2.600%, 11/01/29
No Opt. Call A- 2,656,860
McCamey County Hospital District, Texas, General
Obligation Bonds, Series 2013:
3,045 5.000%, 12/01/25 No Opt. Call B1 3,109,341
2,720 5.250%, 12/01/28 12/25 at 100.00 B1 2,771,054
2,700 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
7/22 at 105.00 BB- 2,747,115
North Central Texas Health Facilities Development
Corporation, Texas, Revenue Bonds, Children's Medical
Center Dallas Project, Series 2012:
3,950 5.000%, 8/15/24, (Pre-refunded 8/15/22) 8/22 at 100.00 AA (4) 3,966,472
4,720 5.000%, 8/15/25, (Pre-refunded 8/15/22) 8/22 at 100.00 AA (4) 4,739,682
3,945 5.000%, 8/15/26, (Pre-refunded 8/15/22) 8/22 at 100.00 AA (4) 3,961,451
7,065 5.000%, 8/15/27, (Pre-refunded 8/15/22) 8/22 at 100.00 AA (4) 7,094,461
North Texas Tollway Authority, Special Projects System
Revenue Bonds, Convertible Capital Appreciation Series
2011C:
3,855 0.000%, 9/01/43, (Pre-refunded 9/01/31) (8) 9/31 at 100.00 N/R (4) 4,736,292
9,130 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 N/R (4) 11,840,514
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2019A:
5,000 3.000%, 1/01/35 1/29 at 100.00 A+ 4,583,950
5,325 4.000%, 1/01/36 1/29 at 100.00 A+ 5,484,271
6,950 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2020A, 4.000%, 1/02/38
1/29 at 100.00 N/R 7,021,029

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,000 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2020, 3.625%, 1/01/35, (AMT), 144A
8/22 at 103.00 N/R $ 882,570
Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf
Coast Energy Project, Series 2021A:
7,865 2.750%, 1/01/36, (AMT), 144A 7/23 at 103.00 N/R 5,968,591
12,675 2.875%, 1/01/41, (AMT), 144A 7/23 at 103.00 N/R 8,867,177
1,000 3.000%, 1/01/50, (AMT), 144A 7/23 at 103.00 N/R 656,150
1,250 Port of Houston Authority, Harris County, Texas, General Obligation Bonds,
First Lien Series 2021, 5.000%, 10/01/26
No Opt. Call N/R 1,388,300
2,315 Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation,
Series 2021A, 2.000%, 8/15/43
8/30 at 100.00 AAA 1,510,190
Round Rock, Texas, Combined Tax and Revenue Certificates
of Obligation, Series 2021C:
1,180 2.000%, 8/15/43 8/30 at 100.00 AAA 769,773
1,520 2.000%, 8/15/46 8/30 at 100.00 AAA 944,452
1,315 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series
2013, 5.125%, 9/01/33, (Pre-refunded 9/01/23)
9/23 at 100.00 A (4) 1,366,232
2,160 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2018A, 4.125%, 9/01/38
9/27 at 100.00 Aaa 2,162,570
4,880 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 9/01/41
3/30 at 100.00 Aaa 3,655,706
Texas Private Activity Bond Surface Transporation
Corporation, Revenue Bonds, NTE Mobility Partners LLC
North Tarrant Express Managed Lanes Project, Refunding
Senior Lien Series 2019A:
12,000 4.000%, 12/31/37 12/29 at 100.00 Baa2 11,050,080
10,845 4.000%, 12/31/39 12/29 at 100.00 Baa2 9,839,777
Texas Private Activity Bond Surface Transporation
Corporation, Senior Lien Revenue Bonds, Blueridge
Transportation Group, LLC SH 288 Toll Lanes Project, Series
2016:
4,820 5.000%, 12/31/40, (AMT) 12/25 at 100.00 Baa3 4,883,142
8,000 5.000%, 12/31/45, (AMT) 12/25 at 100.00 Baa3 8,068,960
Texas Private Activity Bond Surface Transportation
Corporation, Senior Lien Revenue Bonds, LBJ
Infrastructure Group LLC IH-635 Managed Lanes Project,
Refunding  Series 2020A:
4,450 4.000%, 6/30/32 12/30 at 100.00 Baa2 4,321,573
1,500 4.000%, 12/31/32 12/30 at 100.00 Baa2 1,452,795
5,385 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding First Tier Series 2020A, 5.000%, 8/15/39
8/30 at 100.00 A 5,876,004
16,250 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/31
8/24 at 100.00 A- 16,697,200
Texas Transportation Commission, State Highway 249
System Revenue Bonds, First Tier Toll Series 2019A:
1,125 0.000%, 8/01/35 2/29 at 76.82 Baa3 626,332
1,590 0.000%, 8/01/36 2/29 at 73.16 Baa3 841,158
2,070 0.000%, 8/01/37 2/29 at 69.41 Baa3 1,037,381
1,100 0.000%, 8/01/39 2/29 at 62.63 Baa3 492,030
391,635 Total Texas 391,798,423

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah - 0.2%
Black Desert Public Infrastructure District, Limited Tax
General Obligation Bonds, Series 2021A:
$ 1,055 3.250%, 3/01/31, 144A 9/26 at 103.00 N/R $ 922,292
1,600 3.500%, 3/01/36, 144A 9/26 at 103.00 N/R 1,327,328
Utah Associated Municipal Power Systems, Revenue Bonds,
Horse Butte Wind Project, Series 2012A:
3,340 5.000%, 9/01/23, (Pre-refunded 9/01/22) 9/22 at 100.00 A- (4) 3,359,572
2,000 5.000%, 9/01/25, (Pre-refunded 9/01/22) 9/22 at 100.00 A- (4) 2,011,720
2,265 5.000%, 9/01/26, (Pre-refunded 9/01/22) 9/22 at 100.00 A- (4) 2,278,273
3,070 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2020B-2, 5.000%, 5/15/60, (Mandatory Put 8/01/26)
2/26 at 102.03 AA+ 3,358,488
13,330 Total Utah 13,257,673
Vermont - 0.1%
2,985 Vermont Economic Development Authority, Mortgage Revenue Bonds,
Wake Robin Corporation Project, Series 2021A, 4.000%, 5/01/37
5/28 at 103.00 N/R 2,543,101
3,645 Vermont Housing Finance Agency, Multiple Purpose Bonds, Series 2021A,
2.450%, 11/01/41
11/30 at 100.00 N/R 2,788,024
6,630 Total Vermont 5,331,125
Virginia - 2.1%
5,390 Chesapeake Industrial Development Authority, Virginia, Pollution
Control Revenue Bonds, Virginia Electric and Power Company Project,
Refunding Series 2008A, 1.900%, 2/01/32, (Mandatory Put 6/01/23)
No Opt. Call A2 5,351,192
19,710 Federal Home Loan Mortgage Corporation, Multifamily Variable Rate
Certificates Relating to Municpal Securities Class A Series 2019M-053,
2.550%, 6/15/35 2020 M053
No Opt. Call AA+ 17,690,119
Federal Home Loan Mortgage Corporation, Notes:
18,050 3.150%, 1/15/36, 144A 10/31 at 100.00 AA+ 17,192,625
18,725 Hampton Roads Transportation Accountability Commission, Virginia,
Hampton Roads Transportation Fund Revenue Bonds, Intermediate Lien
Bond Anticipation Note Series 2019A, 5.000%, 7/01/22
No Opt. Call Aa3 18,725,000
870 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding
Series 2021A, 4.000%, 12/01/35
12/27 at 103.00 N/R 757,083
6,795 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding Series
2008A, 1.900%, 11/01/35, (Mandatory Put 6/01/23)
No Opt. Call A2 6,746,076
805 Roanoke Economic Development Authority, Virgina, Residential Care
Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes
Brandon Oaks Project, Series 2012, 5.000%, 12/01/32, (Pre-refunded
12/01/22)
12/22 at 100.00 N/R (4) 816,415
1,200 Stafford County Economic Development Authority, Virginia, Hospital
Facilities Revenue Bonds, Mary Washington Healthcare Obligated
Group, Refunding Series 2016, 3.125%, 6/15/31
6/26 at 100.00 A3 1,148,904
710 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Marymount University Project, Refunding Series 2015A, 5.000%,
7/01/45, 144A
7/25 at 100.00 BB+ 693,869
7,505 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020B, 2.200%, 3/01/40
3/29 at 100.00 AA+ 5,592,876

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017:
$ 14,880 5.000%, 12/31/49, (AMT) 6/27 at 100.00 BBB $ 15,186,826
12,375 5.000%, 12/31/52, (AMT) 6/27 at 100.00 BBB 12,593,171
10,000 5.000%, 12/31/56, (AMT) 6/27 at 100.00 BBB 10,159,200
Virginia Small Business Financing Authority, Revenue
Bonds, 95 Express Lanes LLC Project, Refunding Senior
Lien Series 2022:
5,000 5.000%, 1/01/34, (AMT) 1/32 at 100.00 N/R 5,354,200
4,000 5.000%, 1/01/35, (AMT) 1/32 at 100.00 N/R 4,269,760
3,000 5.000%, 1/01/36, (AMT) 1/32 at 100.00 N/R 3,195,660
9,150 5.000%, 7/01/36, (AMT) 1/32 at 100.00 N/R 9,730,201
7,860 5.000%, 12/31/47, (AMT) 12/32 at 100.00 N/R 8,173,221
Virginia Small Business Financing Authority, Revenue
Bonds, Elizabeth River Crossing OPCO, LLC Project,
Refunding Senior Lien Series 2022:
2,940 4.000%, 7/01/32, (AMT) (WI/DD, Settling 7/01/22) 1/32 at 100.00 N/R 2,883,082
7,000 4.000%, 7/01/33, (AMT) (WI/DD, Settling 7/01/22) 1/32 at 100.00 N/R 6,808,760
7,250 4.000%, 7/01/34, (AMT) (WI/DD, Settling 7/01/22) 1/32 at 100.00 N/R 7,015,970
2,550 4.000%, 1/01/35, (AMT) (WI/DD, Settling 7/01/22) 1/32 at 100.00 N/R 2,459,092
5,750 4.000%, 7/01/35, (AMT) (WI/DD, Settling 7/01/22) 1/32 at 100.00 N/R 5,530,523
2,045 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call A2 1,975,122
8,100 York County Economic Development Authority, Virginia, Pollution
Control Revenue Bonds, Virginia Electric and Power Company Project,
Refunding Series 2009A, 1.900%, 5/01/33, (Mandatory Put 6/01/23)
No Opt. Call A2 8,041,680
181,660 Total Virginia 178,090,627
Washington - 2.6%
3,725 Clark County School District 37, Vancouver, Washington, General
Obligation Bonds, Series 2021, 4.000%, 12/01/25
No Opt. Call Aaa 3,944,440
Energy Northwest, Washington, Electric Revenue Bonds,
Columbia Generating Station, Refunding Series 2019A:
27,925 5.000%, 7/01/36 7/29 at 100.00 Aa2 31,248,075
41,100 5.000%, 7/01/37 7/29 at 100.00 Aa2 45,900,480
7,805 King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien
Series 2020B, 0.875%, 1/01/42, (Mandatory Put 1/01/26)
4/25 at 100.00 AA 7,105,516
2,910 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Series 2016, 5.000%, 2/01/29
2/26 at 100.00 AA- 3,147,456
2,340 Skagit County Public Hospital District 1, Washington, Revenue Bonds,
Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%,
12/01/37
12/26 at 100.00 Baa2 2,419,560
5,140 Snohomish County, Washington, General Obligation Bonds, Limited Tax
Series 2013, 4.000%, 12/01/39, (Pre-refunded 6/01/23)
6/23 at 100.00 AA+ (4) 5,248,557
10,485 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/24)
2/24 at 100.00 BBB+ 10,852,814
12,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 BBB+ 12,543,120
3,150 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 BBB+ 3,329,739

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
Washington Health Care Facilities Authority, Revenue
Bonds, Fred Hutchinson Cancer Research Center, Series
2015:
$ 2,730 5.000%, 1/01/26, (Pre-refunded 7/01/25) 7/25 at 100.00 A+ (4) $ 2,941,794
1,285 5.000%, 1/01/27, (Pre-refunded 7/01/25) 7/25 at 100.00 A+ (4) 1,384,690
Washington Health Care Facilities Authority, Revenue
Bonds, PeaceHealth, Refunding Series 2014A:
1,315 5.000%, 11/15/22, (ETM) No Opt. Call AA- (4) 1,331,490
2,055 5.000%, 11/15/24, (Pre-refunded 5/15/24) 5/24 at 100.00 AA- (4) 2,162,661
14,085 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2012A, 5.000%, 10/01/33
10/22 at 100.00 AA- 14,173,735
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Saint Joseph Health, Series 2018B:
4,015 5.000%, 10/01/30 10/28 at 100.00 AA- 4,381,851
2,780 5.000%, 10/01/31 10/28 at 100.00 AA- 3,000,593
3,025 5.000%, 10/01/32 10/28 at 100.00 AA- 3,245,008
2,625 5.000%, 10/01/33 10/28 at 100.00 AA- 2,800,875
Washington Health Care Facilities Authority, Revenue
Bonds, Virginia Mason Medical Center, Series 2017:
5,120 5.000%, 8/15/29 8/27 at 100.00 BBB- 5,447,219
5,000 5.000%, 8/15/34 8/27 at 100.00 BBB- 5,214,250
5,765 5.000%, 8/15/36 8/27 at 100.00 BBB- 5,997,099
4,375 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Eliseo Project, Refunding Ser 2021B-1. TEMPS-80. TAX-
EXEMPT MANDATORY PAYDOWN SECURITIES-80, 2.500%, 7/01/28,
144A
7/23 at 100.00 N/R 3,862,862
6,900 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.200%, 6/01/41
6/30 at 100.00 Aaa 5,305,893
5,580 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-2N, 2.400%, 12/01/41
6/31 at 100.00 N/R 4,418,356
12,199 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2021-1 Class A, 3.500%,
12/20/35
No Opt. Call BBB+ 11,164,945
Washington State, General Obligation Bonds, Motor
Vehicle Fuel Tax Refunding Series R-2021A:
2,000 5.000%, 6/01/23 No Opt. Call Aaa 2,061,240
1,960 5.000%, 6/01/24 No Opt. Call Aaa 2,072,798
5,885 Washington State, General Obligation Bonds, Various Purpose Series
2022A-1, 5.000%, 8/01/27
No Opt. Call Aaa 6,620,860
4,975 Whidbey Island Public Hospital District, Island County, Washington,
General Obligation Bonds, Whidbey General Hospital, Series 2013,
5.500%, 12/01/33
12/22 at 100.00 Baa3 4,606,949
210,254 Total Washington 217,934,925
West Virginia - 0.0%
1,335 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25
9/24 at 100.00 Baa1 1,390,629
Wisconsin - 1.6%
2,000 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019,
4.000%, 6/01/35
6/29 at 100.00 AA 2,059,780

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Middleton-Cross Plains Area School District, Dane County,
Wisconsin, General Obligation Bonds, Refunding Series
2021A:
$ 4,455 2.000%, 3/01/26 No Opt. Call N/R $ 4,374,498
4,555 2.000%, 3/01/27 No Opt. Call N/R 4,438,665
25,400 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 6.500%,
12/01/37, 144A
12/27 at 100.00 N/R 22,801,580
385 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020, 3.000%, 4/01/25, 144A
No Opt. Call BB 378,224
12,325 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-1, 3.000%, 6/01/28
No Opt. Call N/R 11,030,628
16,805 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-1, 2.625%,
11/01/25
No Opt. Call A- 16,208,927
7,815 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%,
5/01/27
5/26 at 100.00 A- 7,502,244
3,440 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A
6/26 at 100.00 BBB- 3,392,734
Public Finance Authority, Wisconsin, Exempt Facilities
Revenue Bonds, Celanese Project, Refunding Series 2016C:
4,170 4.050%, 11/01/30 5/26 at 100.00 BBB 4,143,604
9,035 4.300%, 11/01/30 5/26 at 100.00 BBB 9,129,687
Wisconsin Health & Educational Facs Authority, Health
Facilities Revenue Bonds, UnityPoint Health Project, Series
2014A:
1,000 5.000%, 12/01/26 11/24 at 100.00 AA- 1,052,760
4,090 5.000%, 12/01/27 11/24 at 100.00 AA- 4,295,809
5,010 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 A- 5,151,082
740 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 - FGIC Insured
No Opt. Call A1 753,564
1,775 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/24, (Pre-
refunded 8/15/22)
8/22 at 100.00 N/R (4) 1,782,402
3,230 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/41
10/28 at 102.00 N/R 2,758,485
2,035 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Advocate Aurora Health Credit Group, Series 2018A, 4.000%,
8/15/36
8/28 at 100.00 AA 2,043,974
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Gundersen Health System,
Refunding Series 2021A:
2,550 4.000%, 10/15/34 10/31 at 100.00 AA- 2,560,276
1,455 4.000%, 10/15/35 10/31 at 100.00 AA- 1,454,069
5,590 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2, 5.000%,
2/15/51, (Mandatory Put 2/15/27)
8/26 at 100.00 A- 6,078,287
1,470 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%,
1/01/37
1/27 at 103.00 N/R 1,311,328

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 4,365 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015,
5.000%, 8/15/39
8/24 at 100.00 A+ $ 4,442,741
1,950 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint Camillus Health System Inc, Series 2019A, 5.000%,
11/01/39
11/26 at 103.00 N/R 1,888,360
2,850 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Series 2018A, 5.000%, 9/15/40,
(Pre-refunded 9/15/23)
9/23 at 100.00 BBB- (4) 2,951,916
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015:
825 5.000%, 12/15/23 No Opt. Call AA- 861,201
1,330 5.000%, 12/15/25 12/24 at 100.00 AA- 1,398,349
2,750 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A, 3.000%, 11/01/39
11/28 at 100.00 AA 2,365,522
1,650 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2021C, 2.500%, 11/01/41
5/31 at 100.00 N/R 1,291,455
8,145 WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Series
2013A, 5.000%, 7/01/37
7/23 at 100.00 A1 8,332,905
143,195 Total Wisconsin 138,235,056
Wyoming - 0.9%
10,720 Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin
Electric Power Cooperative, Dry Fork Station Facilities, Series 2019A,
3.625%, 7/15/39
5/29 at 100.00 A 9,873,334
Casper Community College District, Natrona County,
Wyoming, Revenue Bonds, Refunding Series 2021:
960 4.000%, 4/15/37 4/31 at 100.00 A+ 986,707
1,000 4.000%, 4/15/38 4/31 at 100.00 A+ 1,025,240
1,035 4.000%, 4/15/39 4/31 at 100.00 A+ 1,055,048
1,070 4.000%, 4/15/40 4/31 at 100.00 A+ 1,084,274
5,500 Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial
Hospital Project, Refunding Series 2013A, 5.000%, 9/01/30, (Pre-
refunded 9/01/23)
9/23 at 100.00 BB+ (4) 5,696,790
28,275 Sweetwater County, Wyoming, Pollution Control Revenue Refunding
Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26
No Opt. Call A1 26,635,616
University of Wyoming, Facilities Revenue Bonds,
Supplemental Coverage Program, Refunding Series 2021A:
4,215 5.000%, 6/01/26 No Opt. Call AA- 4,636,120
4,420 5.000%, 6/01/27 No Opt. Call AA- 4,942,179
3,045 Wyoming Community Development Authority, Housing Revenue Bonds,
2015 Series 6, 3.900%, 12/01/34
12/24 at 100.00 AA+ 3,040,158
6,500 Wyoming Community Development Authority, Housing Revenue Bonds,
2019 Series 3, 2.650%, 12/01/39
12/28 at 100.00 AA+ 5,488,730
3,250 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 1, 3.000%, 12/01/40
6/29 at 100.00 AA+ 2,880,508
6,675 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 2, 2.250%, 12/01/40
6/30 at 100.00 AA+ 5,223,722
6,000 Wyoming Community Development Authority, Housing Revenue Bonds,
2021 Series 3, 2.250%, 12/01/41
12/30 at 100.00 N/R 4,561,200
82,665 Total Wyoming 77,129,626
$ 8,697,790 Total Municipal Bonds (cost $8,651,136,488) 8,195,711,342

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
X 160,374,476 COMMON STOCKS - 1.9%
X 160,374,476
Independent Power and Renewable Electricity Producers - 1.9%
2,665,489 Energy Harbor Corp (9),(10),(11) $ 160,374,476
Total Common Stocks (cost $55,930,174) 160,374,476
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
9,681,900 CORPORATE BONDS - 0.1%
X 9,681,900
Independent Power and Renewable Electricity Producers - 0.1%
$ 10,000 Energy Harbor Corp (7) 7.000% 5/02/23 N/R $ 9,681,900
$ 10,000 Total Corporate Bonds (cost $9,749,315) 9,681,900
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
X 11,304,843 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.1%
X 11,304,843
$ 4,788 Federal Home Loan Mortgage Corporation, Notes 3.150% 10/15/36 N/R $ 4,507,553
8,206 Freddie Mac Multi-Family ML Certificates, Series ML 10,
Series 2021
2.032% 1/25/38 AA+ 6,797,290
$ 12,995 Total Asset-Backed and Mortgage-Backed Securities (cost $13,394,262) 11,304,843
Total Long-Term Investments (cost $8,730,210,239) 8,377,072,561
Borrowings - (0.9)% (12) (75,000,000)
Other Assets Less Liabilities - 2.7% 231,338,556
Net Assets - 100% $ 8,533,411,117
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 8,195,662,249 $ 49,093 $ 8,195,711,342
Common Stocks – 160,374,476 – 160,374,476
Asset-Backed and Mortgage-Backed
Securities – 11,304,843 – 11,304,843
Corporate Bonds – – 9,681,900 9,681,900
Total
$ – $ 8,367,341,568 $ 9,730,993 $ 8,377,072,561

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(9) For fair value measurement disclosure purposes, investment classified as Level 2.
(10) Common Stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23,
Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A,
3.750% 12/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2006B, 3.625%, 12/01/33, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy
Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio
Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2010A, 3.750%, 7/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33, Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40, Pennsylvania
Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A,
2.550%, 11/01/41.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) Borrowings as a percentage of Total Investments is 0.9%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
LIBOR London Inter-Bank Offered Rate
SIFMA Securities Industry and Financial Market Association
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Limited Term Municipal Bond Fund
Portfolio of Investments June 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 100.2%
X
7,765,238,849 MUNICIPAL BONDS - 97.9%
X 7,765,238,849
Alabama - 1.6%
$ 9,855 Alabama Public School and College Authority, Capital Improvement Pool
Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/25
No Opt. Call Aa1 $ 10,732,194
9,810 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 3 Series 2018A, 4.000%, 12/01/48, (Mandatory Put 12/01/23)
9/23 at 100.31 A2 9,982,067
10,910 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put 12/01/25)
9/25 at 100.38 A1 11,065,031
4,175 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 6 Series 2021B, 4.000%, 10/01/52, (Mandatory Put 12/01/26)
9/26 at 100.79 N/R 4,227,146
3,410 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 8 Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/29)
9/29 at 100.40 N/R 3,416,547
7,500 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022B-1, 4.000%, 4/01/53, (Mandatory Put 10/01/27)
7/27 at 100.42 N/R 7,584,750
5,270 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2021A, 4.000%, 6/01/51, (Mandatory Put 12/01/31)
9/31 at 100.53 Aa2 5,348,365
4,890 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2022 Sub D-1, 4.000%, 7/01/52, (Mandatory Put 6/01/27) (WI/DD,
Settling 7/01/22)
3/27 at 100.17 N/R 5,037,140
1,000 Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, PowerSouth Energy Cooperative, Refunding Series
2020, 5.000%, 8/01/24 - AGM Insured
No Opt. Call AA 1,055,440
10,180 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2
Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 A2 10,333,514
11,745 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call A1 11,188,287
23,445 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2008, 2.900%, 7/15/34, (Mandatory Put 12/12/23)
No Opt. Call A1 23,631,622
7,500 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding Series
2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/25)
No Opt. Call BBB 7,095,075
1,750 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49, (Mandatory
Put 6/01/24)
3/24 at 100.29 A1 1,767,465
2,300 Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds,
Project 1, Series 2021A, 4.000%, 11/01/51, (Mandatory Put 10/01/28)
7/28 at 100.68 A2 2,315,456
8,825 Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds,
Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put 8/01/28)
5/28 at 100.34 N/R 9,340,204
122,565 Total Alabama 124,120,303
Alaska - 0.9%
1,220 Alaska Housing Finance Corporation, General Obligation Bonds, State
Capital Project II, Series 2021A, 4.000%, 12/01/25
No Opt. Call AA+ 1,282,842
1,380 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2016A-II, 1.900%, 12/01/24
No Opt. Call AA+ 1,362,653

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Alaska (continued)
$ 12,345 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2020A-II, 2.000%, 12/01/35
6/29 at 100.00 AA+ $ 9,605,274
23,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2020B-II, 2.000%, 12/01/35
6/29 at 100.00 AA+ 18,727,290
3,560 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2022A-II, 2.150%, 12/01/36
12/30 at 100.00 N/R 2,875,768
8,110 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, Series
2022B-1, 2.150%, 6/01/36
12/30 at 100.00 N/R 6,512,898
Alaska Industrial Development and Export Authority,
Power Revenue Bonds, Snettisham Hydroelectric Project,
Refunding Series 2015:
1,655 5.000%, 1/01/24, (AMT) No Opt. Call Baa2 1,704,584
3,565 5.000%, 1/01/26, (AMT) 7/25 at 100.00 Baa2 3,708,919
Alaska Industrial Development and Export Authority,
Revenue Bonds, Greater Fairbanks Community Hospital
Foundation Project, Refunding Series 2019:
5,145 5.000%, 4/01/27 No Opt. Call A+ 5,582,634
5,355 5.000%, 4/01/28 No Opt. Call A+ 5,846,428
5,575 5.000%, 4/01/29 No Opt. Call A+ 6,130,660
North Slope Borough, Alaska, General Obligation Bonds,
Refunding General Purpose Series 2021A:
4,170 5.000%, 6/30/23 No Opt. Call AA 4,306,484
2,000 5.000%, 6/30/24 No Opt. Call AA 2,116,880
Northern Tobacco Securitization Corporation, Alaska,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A Class 1:
520 4.000%, 6/01/23 No Opt. Call A 526,921
550 5.000%, 6/01/24 No Opt. Call A 571,038
1,000 5.000%, 6/01/25 No Opt. Call A 1,049,610
170 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Series 2021B-1 Class 2, 0.500%, 6/01/31
No Opt. Call BBB+ 168,977
79,320 Total Alaska 72,079,860
Arizona - 1.9%
Arizona Board of Regents, Univeristy of Arizona, SPEED
Revenue Bonds, Stimulus Plan for Economic and
Educational Development, Series 2020C. Forward Delivery:
1,000 5.000%, 8/01/22 No Opt. Call Aa3 1,002,760
1,000 5.000%, 8/01/24 No Opt. Call Aa3 1,056,480
Arizona Industrial Development Authority, Hospital
Revenue Bonds, Phoenix Children's Hospital, Series 2021A:
1,200 5.000%, 2/01/23 No Opt. Call AA- 1,222,860
1,450 5.000%, 2/01/24 No Opt. Call AA- 1,516,874
1,300 5.000%, 2/01/25 No Opt. Call AA- 1,382,017
915 5.000%, 2/01/26 No Opt. Call AA- 990,963
Arizona State, Certificates of Participation, Refunding Series
2019A:
5,485 5.000%, 10/01/26, (ETM) No Opt. Call Aa2 (4) 6,096,578
5,055 5.000%, 10/01/27, (ETM) No Opt. Call Aa2 (4) 5,716,143
17,125 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2005,
2.400%, 12/01/35, (Mandatory Put 8/14/23)
No Opt. Call A+ 17,173,464
9,195 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/23)
No Opt. Call A+ 9,251,090

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 19,605 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 A+ $ 20,520,554
2,430 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017A, 1.875%, 9/01/32,
(AMT), (Mandatory Put 3/31/23)
No Opt. Call A+ 2,423,390
2,500 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017B, 1.650%, 3/01/39,
(Mandatory Put 3/31/23)
No Opt. Call A+ 2,489,100
Glendale Industrial Development Authority, Arizona,
Revenue Bonds, Midwestern University, Refunding Series
2020:
550 5.000%, 5/15/23 No Opt. Call AA 565,477
435 4.000%, 5/15/24 No Opt. Call AA 450,843
14,500 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019B, 5.000%, 9/01/45,
(Mandatory Put 9/01/24)
No Opt. Call A+ 15,312,870
8,730 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017C, 5.000%, 1/01/48, (Mandatory Put
10/18/24)
No Opt. Call AA- 9,230,665
3,145 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019C, 1.480%, 1/01/35,
(Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread) (5)
10/23 at 100.00 AA- 3,125,815
10,040 Maricopa County Pollution Control Corporation, Arizona, Pollution Control
Revenue Bonds, Public Service Company of New Mexico Palo Verde
Project, Refunding Series 2003A, 3.000%, 1/01/38, (Mandatory Put
6/01/24)
No Opt. Call N/R 10,097,429
4,500 Maricopa County Pollution Control Corporation, Arizona, Pollution Control
Revenue Bonds, Public Service Company of New Mexico Palo Verde
Project, Refunding Series 2010A, 0.875%, 6/01/43, (Mandatory Put
10/01/26)
No Opt. Call N/R 4,055,265
2,150 Maricopa County Pollution Control Corporation, Arizona, Pollution Control
Revenue Bonds, Public Service Company of New Mexico Palo Verde
Project, Refunding Series 2010B, 0.875%, 6/01/43, (Mandatory Put
10/01/26)
No Opt. Call N/R 1,937,515
900 Maricopa County Unified School District 60 Higley, Arizona, General
Obligation Bonds, Refunding School Improvement Series 2015, 4.000%,
7/01/22 - AGM Insured
No Opt. Call AA 900,000
1,270 Maricopa County Unified School District 60 Higley, Arizona, General
Obligation Bonds, School Improvement Project of 2013, Series 2014A,
4.000%, 7/01/24
No Opt. Call Aa2 1,318,400
2,055 Mesa, Arizona, General Obligation Bonds, Refunding Series 2012, 4.000%,
7/01/22
No Opt. Call AAA 2,055,000
4,030 Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series
2012, 5.000%, 7/01/22
No Opt. Call AA 4,030,000
3,615 Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series
2015, 5.000%, 7/01/26
7/25 at 100.00 AA 3,907,417
Phoenix Civic Improvement Corporation, Arizona, Water
System Revenue Bonds, Refunding Junior Lien Series
2021B:
3,850 5.000%, 7/01/24 No Opt. Call AAA 4,076,072
3,250 5.000%, 7/01/25 No Opt. Call AAA 3,519,750
390 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29
3/23 at 100.00 A- 393,381

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 5,505 Pima County, Arizona, Sewer System Revenue Obligations, Refunding
Series 2016, 5.000%, 7/01/23
No Opt. Call AA $ 5,685,619
Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2014:
1,440 5.000%, 8/01/22 No Opt. Call AA 1,443,946
2,000 5.000%, 8/01/23 No Opt. Call AA 2,069,860
2,005 5.000%, 8/01/24 No Opt. Call AA 2,124,538
1,000 Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%,
8/01/24
No Opt. Call AA 1,059,620
40 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/32
No Opt. Call A3 43,225
3,350 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021C-2, 1.125%,
12/01/26
12/22 at 100.00 N/R 2,900,196
3,715 Yavapai County Industrial Development Authority, Arizona, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2002, 1.300%,
6/01/27, (AMT)
No Opt. Call A- 3,228,224
150,725 Total Arizona 154,373,400
Arkansas - 0.6%
8,605 Arkansas State, Federal Highway Grant Anticipation and Tax Revenue
Bonds, Series 2013, 5.000%, 10/01/22
No Opt. Call Aa1 8,679,864
11,295 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Capital
Improvement Series 2022, 2.875%, 11/01/32
11/26 at 100.00 N/R 11,073,618
5,255 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Refunding &
Capital Improvement Series 2019A, 2.000%, 11/01/29
11/26 at 100.00 AA- 5,077,328
Pulaksi County Public Facilities Board, Arkansas, Health
Facilities Revenue Bonds, CARTI Project, Series 2013:
1,075 4.000%, 7/01/22, (ETM) No Opt. Call N/R (4) 1,075,000
1,180 5.250%, 7/01/27, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R (4) 1,219,117
545 5.250%, 7/01/28, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R (4) 563,067
Pulaski County Public Facilities Board, Arkansas, Healthcare
Revenue Bonds, Baptist Health, Series 2014:
500 5.000%, 12/01/22 No Opt. Call A 507,130
1,760 5.000%, 12/01/23 No Opt. Call A 1,833,991
2,195 5.000%, 12/01/24 No Opt. Call A 2,316,449
2,000 Rogers School District 30, Benton County, Arkansas, General Obligation
Bonds, Construction Series 2019, 2.125%, 2/01/31
2/25 at 100.00 Aa2 1,800,720
Rogers School District 30, Benton County, Arkansas,
General Obligation Bonds, Refunding Series 2019:
2,560 3.000%, 2/01/27 8/24 at 100.00 Aa2 2,574,310
3,790 3.000%, 2/01/28 8/24 at 100.00 Aa2 3,797,770
3,915 3.000%, 2/01/29 8/24 at 100.00 Aa2 3,904,938
44,675 Total Arkansas 44,423,302
California - 4.5%
17,400 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45, (Mandatory Put
4/01/26)
10/25 at 100.00 AA 17,187,894
2,260 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2021B-1, 4.000%, 2/01/52, (Mandatory
Put 8/01/31)
5/31 at 100.63 A1 2,260,045

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 10,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green SIFMA Index Rate Series 2022A-1, 4.000%,
5/01/53, (Mandatory Put 8/01/28) (WI/DD, Settling 7/12/22)
5/28 at 100.03 N/R $ 10,117,300
California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A:
880 4.000%, 6/01/23 No Opt. Call A 894,018
605 5.000%, 6/01/24 No Opt. Call A 630,658
805 5.000%, 6/01/25 No Opt. Call A 845,733
1,380 5.000%, 6/01/26 No Opt. Call A 1,466,775
840 5.000%, 6/01/27 No Opt. Call A 901,723
1,185 5.000%, 6/01/28 No Opt. Call A 1,277,892
1,475 5.000%, 6/01/29 No Opt. Call A 1,597,794
1,000 5.000%, 6/01/30 No Opt. Call A 1,086,560
2,685 California Department of Water Resources, Central Valley Project Water
System Revenue Bonds, Series 2021BD, 5.000%, 12/01/25
No Opt. Call AAA 2,941,901
6,475 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Series 2011A, 3.000%, 3/01/41, (Mandatory Put
3/01/24)
9/23 at 100.00 A+ 6,495,073
23,700 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanante System, Series 2006C, 5.000%, 6/01/41, (Mandatory Put
11/01/29)
No Opt. Call AA- 26,882,910
8,670 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2016B-3, 2.000%, 10/01/36,
(Mandatory Put 10/01/25)
10/25 at 100.00 AA- 8,418,050
California Health Facilities Financing Authority, Revenue
Bonds, Providence Saint Joseph Health, Term Rate Series
2019C:
3,025 5.000%, 10/01/39, (Mandatory Put 10/01/25) 10/25 at 100.00 N/R 3,240,562
2,665 5.000%, 10/01/39, (Pre-refunded 10/01/25) No Opt. Call N/R (4) 2,901,625
3,858 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call BBB+ 3,815,628
55,000 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 0.850%,
1/01/50, (AMT), (Mandatory Put 1/26/23), 144A
8/22 at 100.00 N/R 54,269,600
California Infrastructure and Economic Development
Bank, Revenue Bonds, J Paul Getty Trust, Refunding Series
2020A-1:
1,155 4.000%, 4/01/25 No Opt. Call AAA 1,211,965
1,085 4.000%, 4/01/26 No Opt. Call AAA 1,153,051
19,790 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 3.000%, 12/31/30 - AGM Insured, (AMT)
6/28 at 100.00 AA 18,301,000
California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A:
2,600 5.000%, 2/01/23 No Opt. Call A- 2,651,038
1,920 5.000%, 2/01/24 No Opt. Call A- 2,011,603
1,700 5.000%, 2/01/25 No Opt. Call A- 1,799,399
2,000 5.000%, 2/01/26 No Opt. Call A- 2,134,300
1,500 5.000%, 2/01/27 No Opt. Call A- 1,620,990
9,210 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2019A, 2.400%,
10/01/44, (AMT), (Mandatory Put 10/01/29)
7/29 at 100.00 A- 8,416,835
4,820 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2020A, 2.100%,
10/01/45, (AMT), (Mandatory Put 9/01/22)
No Opt. Call A- 4,819,759

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 6,455 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015B-2,
3.125%, 11/01/40, (AMT), (Mandatory Put 11/03/25)
No Opt. Call A- $ 6,415,431
9,020 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call A- 8,945,224
6,700 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series
2015B-1, 3.000%, 11/01/25, (AMT)
No Opt. Call A- 6,560,573
4,215 California Pollution Control Financing Authority, Water Facilities Revenue
Bonds, American Water Capital Corporation, Project, Refunding Series
2020, 0.600%, 8/01/40, (Mandatory Put 9/01/23)
No Opt. Call A 4,139,214
16,510 California State, General Obligation Bonds, Refunding Various Purpose
Series 2021, 5.000%, 10/01/25
No Opt. Call N/R 17,992,103
7,875 California State, General Obligation Bonds, Various Purpose Series 2022,
5.000%, 4/01/26
No Opt. Call N/R 8,664,626
5,500 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/29
12/24 at 100.00 BB 5,637,665
1,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/27, 144A
6/26 at 100.00 BB 1,034,460
325 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.000%, 12/01/27, 144A
No Opt. Call BB 338,299
765 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%,
7/01/24, (ETM)
No Opt. Call A- (4) 810,533
240 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-1, 5.000%, 4/01/46,
(Mandatory Put 11/01/29)
No Opt. Call AA- 272,232
205 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45,
(Mandatory Put 11/01/29)
No Opt. Call AA- 232,532
4,655 California Statewide Community Development Authority, Revenue Bonds,
Kaiser Permanente System, Series 2004L, 5.000%, 4/01/38, (Mandatory
Put 11/01/29)
No Opt. Call AA- 5,280,167
11,500 Los Angeles County, California, Tax and Revenue Anticipation Notes,
Series 2022-23, 4.000%, 6/30/23 (WI/DD, Settling 7/01/22)
No Opt. Call N/R 11,762,315
2,825 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2013B, 5.000%, 7/01/22
No Opt. Call AA+ 2,825,000
12,000 Los Angeles, California, General Obligation Bonds, Tax & Revenue
Anticipation Notes, Series 2022, 4.000%, 6/29/23 (WI/DD, Settling
7/07/22)
No Opt. Call N/R 12,232,320
2,725 New Haven Unified School District, California, General Obligation Bonds,
Refunding Series 2014A, 5.000%, 8/01/25 - BAM Insured
8/24 at 100.00 AA 2,885,175
Newport-Mesa Unified School District, Orange County,
California, General Obligation Bonds, Election 2000
Refunding Series 2020:
1,900 5.000%, 8/01/22 No Opt. Call Aaa 1,905,301
2,605 5.000%, 8/01/23 No Opt. Call Aaa 2,697,686
19,360 Orange County Transportation Authority, California, Bond Anticipation
Notes, I-405 Improvement Project, Series 2021, 5.000%, 10/15/24
No Opt. Call N/R 20,671,446

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 8,000 Riverside County, California, Tax and Revenue Anticipation Notes, Series
2022, 5.000%, 6/30/23 (WI/DD, Settling 7/01/22)
No Opt. Call N/R $ 8,233,040
20 San Bernardino, California, GNMA Mortgage-Backed Securities Program
Single Family Mortgage Revenue Refunding Bonds, Series 1990A,
7.500%, 5/01/23, (ETM)
No Opt. Call AA+ (4) 20,677
13,975 San Diego Association of Governments, California, Capital Grants Receipts
Revenue Bonds, Mid-Coast Corridor Transit Project, Green Series 2019B,
1.800%, 11/15/27
11/26 at 100.00 A- 13,194,357
6,395 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2017D,
5.000%, 5/01/25, (AMT)
No Opt. Call A1 6,810,355
4,065 San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds, Election of 2016, Green Series 2020C-1, 5.000%,
8/01/29
No Opt. Call Aaa 4,712,920
1,530 Vallecito Union School District, Calaveras County, California, General
Obligation Bonds,2018 Election, Anticipation Note Series 2019, 0.000%,
8/01/22, (ETM)
No Opt. Call AA (4) 1,528,608
Vernon, California, Electric System Revenue Bonds, Series
2021A:
2,850 5.000%, 4/01/23 No Opt. Call N/R 2,902,440
2,525 5.000%, 4/01/24 No Opt. Call N/R 2,616,506
2,000 5.000%, 4/01/25 No Opt. Call N/R 2,104,020
2,250 5.000%, 10/01/25 No Opt. Call N/R 2,383,043
Vernon, California, Electric System Revenue Bonds, Series
2022A:
255 5.000%, 8/01/23 No Opt. Call N/R 261,431
700 5.000%, 8/01/24 No Opt. Call N/R 728,826
500 5.000%, 8/01/25 No Opt. Call N/R 528,400
Washington Township Health Care District, California,
Revenue Bonds, Refunding Series 2015A:
1,130 5.000%, 7/01/22 No Opt. Call Baa2 1,130,000
980 5.000%, 7/01/23 No Opt. Call Baa2 1,005,029
353,243 Total California 360,813,635
Colorado - 1.6%
2,750 Arapahoe County School District 5 Cherry Creek, Colorado, General
Obligation Bonds, Series 2012B, 2.500%, 12/15/28
12/22 at 100.00 N/R 2,750,083
7,610 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/24
5/24 at 100.00 AA 7,998,338
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-1:
2,545 5.000%, 8/01/25 No Opt. Call BBB+ 2,683,448
2,990 5.000%, 8/01/26 No Opt. Call BBB+ 3,183,901
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-2:
3,000 5.000%, 8/01/25 No Opt. Call BBB+ 3,163,200
2,575 5.000%, 8/01/26 No Opt. Call BBB+ 2,741,989
3,170 5.000%, 8/01/29 No Opt. Call BBB+ 3,415,168
16,425 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 BBB+ 17,362,210
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A,
5.000%, 6/01/23, (ETM)
No Opt. Call N/R (4) 515,125

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, SCL Health System, Refunding Series 2019A:
$ 6,495 5.000%, 1/01/26 No Opt. Call AA- $ 7,074,224
4,635 5.000%, 1/01/27 No Opt. Call AA- 5,141,281
5,150 5.000%, 1/01/28 No Opt. Call AA- 5,784,480
630 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021E, 1.950%, 11/01/36
5/30 at 100.00 AAA 501,896
2,500 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021H, 1.800%, 11/01/36
5/30 at 100.00 AAA 1,986,550
2,200 Colorado State, Certificates of Participation, Rural Series 2020A, 5.000%,
12/15/22
No Opt. Call Aa2 2,234,078
Colorado State, Certificates of Participation, Rural Series
2021A:
8,845 5.000%, 12/15/22 No Opt. Call Aa2 8,982,009
4,750 5.000%, 12/15/23 No Opt. Call Aa2 4,964,700
4,675 5.000%, 12/15/24 No Opt. Call Aa2 4,990,983
530 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017A, 4.500%, 12/01/27
12/22 at 103.00 N/R 527,673
13,115 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/24, (AMT)
No Opt. Call A+ 13,862,686
3,000 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 2021B, 1.368%, 9/01/39, (Mandatory Put 9/01/24) (SOFR*0.67%
reference rate + 0.350% spread) (5)
6/24 at 100.00 A 2,959,110
3,705 Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado,
Special Revenue Bonds, Refunding Series 2017A, 4.625%, 12/01/27
12/22 at 103.00 N/R 3,705,148
5,755 Moffat County, Colorado, Pollution Control Revenue Bonds, Tri-State
Generation and Transmission Association, Inc. Project, Refunding Series
2009, 2.000%, 3/01/36, (Mandatory Put 10/03/22)
No Opt. Call A3 5,747,634
Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series
2020A:
575 5.000%, 1/15/24 No Opt. Call A- 597,373
475 5.000%, 7/15/24 No Opt. Call A- 489,953
325 5.000%, 1/15/25 No Opt. Call A- 336,950
400 5.000%, 7/15/25 No Opt. Call A- 416,700
500 3.000%, 1/15/26 No Opt. Call A- 490,005
425 5.000%, 7/15/26 No Opt. Call A- 446,119
1,425 5.000%, 1/15/27 No Opt. Call A- 1,500,297
625 5.000%, 7/15/27 No Opt. Call A- 660,119
555 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 3.000%, 12/01/25
12/24 at 103.00 N/R 525,441
500 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior
Series 2020A, 3.375%, 12/01/30
12/25 at 102.00 N/R 434,425
805 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 4.125%,
12/01/31
3/26 at 103.00 N/R 761,417
6,350 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2021C-4, 2.000%, 6/01/51, (Mandatory Put 10/15/25)
No Opt. Call N/R 6,203,379

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Windy Gap Firming Project Water Activity Enterprise,
Colorado, Senior Revenue Bonds, Series 2021:
$ 1,670 5.000%, 7/15/26 No Opt. Call AA $ 1,847,822
1,090 5.000%, 7/15/27 No Opt. Call AA 1,227,176
123,270 Total Colorado 128,213,090
Connecticut - 2.9%
7,085 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020B-1, 5.000%, 7/01/53, (Mandatory
Put 1/01/25)
10/24 at 100.93 A+ 7,514,776
1,465 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020B-2, 5.000%, 7/01/53, (Mandatory
Put 1/01/27)
10/26 at 100.87 A+ 1,604,761
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1:
845 4.000%, 7/01/22 No Opt. Call BBB+ 845,000
1,250 4.000%, 7/01/25 No Opt. Call BBB+ 1,277,600
2,695 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2014A, 1.100%, 7/01/48, (Mandatory Put 2/07/23)
No Opt. Call AAA 2,677,725
27,535 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2015A, 0.375%, 7/01/35, (Mandatory Put 7/12/24)
No Opt. Call AAA 26,353,473
6,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2017B-2, 0.550%, 7/01/37, (Mandatory Put
7/03/23)
No Opt. Call AAA 6,770,915
17,185 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Variable Rate Demand Obligations, Series 1999-U1,
1.100%, 7/01/33, (Mandatory Put 2/11/25)
No Opt. Call N/R 16,498,975
28,080 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49,
(Mandatory Put 7/01/24)
1/24 at 100.00 AA- 27,709,063
1,955 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2018D-1, 3.750%, 11/15/33
11/27 at 100.00 AAA 1,958,011
5,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019F-1, 2.600%, 11/15/34
11/28 at 100.00 AAA 4,412,550
3,515 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020A-1, 2.300%, 11/15/35
5/29 at 100.00 AAA 2,957,275
4,350 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020C-1, 1.950%, 11/15/35
11/29 at 100.00 AAA 3,603,018
1,190 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020C-2, 2.200%, 11/15/34, (AMT)
11/29 at 100.00 AAA 1,015,284
4,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021A-1, 1.700%, 5/15/34
5/30 at 100.00 AAA 3,209,160
3,900 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021B-1, 2.000%, 11/15/36
11/30 at 100.00 AAA 3,130,023
12,115 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021D-1, 2.000%, 11/15/36
11/30 at 100.00 N/R 9,480,472
Connecticut State, General Obligation Bonds, Refunding
Series 2020D:
5,950 5.000%, 7/15/22 No Opt. Call Aa3 5,956,247
5,000 5.000%, 7/15/23 No Opt. Call Aa3 5,165,600

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
Connecticut State, General Obligation Bonds, Refunding
Series 2021C:
$ 20,000 5.000%, 7/15/22 No Opt. Call Aa3 $ 20,021,000
9,225 5.000%, 7/15/24 No Opt. Call Aa3 9,755,161
6,875 5.000%, 7/15/24 No Opt. Call Aa3 7,270,106
525 Connecticut State, General Obligation Bonds, Series 2013C, 5.000%,
7/15/22
No Opt. Call Aa3 525,551
1,730 Connecticut State, General Obligation Bonds, Series 2019A, 5.000%,
4/15/23
No Opt. Call Aa3 1,775,707
Connecticut State, General Obligation Bonds, Series
2022A:
9,500 3.000%, 1/15/24 No Opt. Call N/R 9,650,670
12,335 4.000%, 1/15/25 No Opt. Call N/R 12,860,224
1,135 Connecticut State, General Obligation Bonds, Series 2022D, 5.000%,
9/15/25
No Opt. Call N/R 1,232,406
1,750 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Series 20168C, 5.000%, 10/01/23
No Opt. Call AA- 1,818,040
3,440 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Series 2021C, 5.000%, 1/01/24
No Opt. Call AA- 3,596,417
4,250 North Branford, Connecticut, General Obligation Bonds, Anticipation
Notes, Series 2021, 2.000%, 8/04/22
No Opt. Call N/R 4,253,102
1,005 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Twenty-Ninth Series 2014, 5.000%, 8/01/22
No Opt. Call AA- 1,007,734
Stamford, Connecticut, General Obligation Bonds,
Refunding Series 2021A:
3,660 4.000%, 8/15/22 No Opt. Call AAA 3,671,492
8,415 4.000%, 8/15/23 No Opt. Call AAA 8,630,761
10,615 Tolland, Connecticut, General Obligation Bonds, Bond Anticipation Note
Series 2021, 1.000%, 9/15/23
No Opt. Call N/R 10,606,190
West Haven, Connecticut, General Obligation Bonds,
Series 2012:
2,095 5.000%, 8/01/22 - AGM Insured No Opt. Call AA 2,100,552
2,000 5.000%, 8/01/23 - AGM Insured 8/22 at 100.00 AA 2,004,480
1,000 5.000%, 8/01/25 - AGM Insured 8/22 at 100.00 AA 1,001,850
239,555 Total Connecticut 233,921,371
Delaware - 1.1%
26,285 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45,
(Mandatory Put 10/01/25)
10/25 at 100.00 BBB- 24,506,557
9,000 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020B, 1.250%, 10/01/40,
(Mandatory Put 10/01/25)
10/25 at 100.00 BBB- 8,391,060
13,910 Delaware Economic Development Authority, Gas Facilities Revenue
Bonds, Delmarva Power & Light Company Project, Refunding Series
2020, 1.050%, 1/01/31, (Mandatory Put 7/01/25)
No Opt. Call A 13,213,109
Delaware State, General Obligation Bonds, Refunding
Series 2020B:
2,080 5.000%, 7/01/22 No Opt. Call Aaa 2,080,000
1,550 5.000%, 7/01/24 No Opt. Call Aaa 1,642,256
14,880 Delaware State, General Obligation Bonds, Series 2021, 5.000%, 2/01/25 No Opt. Call AAA 16,003,886

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Delaware (continued)
Delaware Transportation Authority, Transportation System
Revenue Bonds, Senior Lien Series 2020:
$ 3,255 5.000%, 7/01/26 No Opt. Call AA+ $ 3,592,251
4,975 5.000%, 7/01/27 No Opt. Call AA+ 5,592,994
9,815 5.000%, 7/01/28 No Opt. Call AA+ 11,178,009
85,750 Total Delaware 86,200,122
District of Columbia - 0.7%
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A:
8,210 5.000%, 10/01/22, (AMT) No Opt. Call Aa3 8,277,404
10,830 5.000%, 10/01/23, (AMT) No Opt. Call Aa3 11,198,220
8,875 5.000%, 10/01/24, (AMT) No Opt. Call Aa3 9,361,173
7,320 5.000%, 10/01/25, (AMT) No Opt. Call Aa3 7,858,166
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2022A:
2,500 5.000%, 10/01/26, (AMT) (WI/DD, Settling 7/07/22) No Opt. Call N/R 2,723,450
2,700 5.000%, 10/01/27, (AMT) (WI/DD, Settling 7/07/22) No Opt. Call N/R 2,974,374
8,000 5.000%, 10/01/28, (AMT) (WI/DD, Settling 7/07/22) No Opt. Call N/R 8,868,800
1,250 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/24
No Opt. Call AA- 1,320,625
49,685 Total District of Columbia 52,582,212
Florida - 3.6%
4,390 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the
University of Florida Project, Refunding Series 2019B-2, 5.000%,
12/01/37, (Mandatory Put 12/01/26)
6/26 at 100.00 A 4,748,312
Broward County, Florida, Airport System Revenue Bonds,
Series 2015A:
5,000 5.000%, 10/01/24, (AMT) No Opt. Call A1 5,268,300
5,725 5.000%, 10/01/25, (AMT) No Opt. Call A1 6,140,349
2,395 5.000%, 10/01/26, (AMT) 10/25 at 100.00 A1 2,557,117
4,185 5.000%, 10/01/27, (AMT) 10/25 at 100.00 A1 4,435,640
1,040 Broward County, Florida, Airport System Revenue Bonds, Series 2017,
5.000%, 10/01/23, (AMT)
No Opt. Call A1 1,074,715
1,085 Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding
Various Areas Series 2017, 2.125%, 9/01/22 - AGM Insured
No Opt. Call AA 1,086,443
11,050 Citizens Property Insurance Corporation, Florida, Coastal Account Senior
Secured Bonds, Series 2015A-1, 5.000%, 6/01/25
12/24 at 100.00 AA 11,767,918
Clay County, Florida, Sales Surtax Revenue Bonds, Series
2020.:
1,905 5.000%, 10/01/27 No Opt. Call AA 2,134,191
1,885 5.000%, 10/01/28 No Opt. Call AA 2,136,779
1,740 5.000%, 10/01/29 No Opt. Call AA 1,992,926
5,295 Florida Department of Transportation, Full Faith and Credit Right-of-Way
Acquisition and Bridge Construction Bonds, Refunding Series 2015A,
5.000%, 7/01/23
No Opt. Call AAA 5,470,847
10,665 Florida Department of Transportation, Full Faith and Credit Right-of-Way
Acquisition and Bridge Construction Bonds, Refunding Series 2021B,
5.000%, 7/01/25
No Opt. Call AAA 11,572,805

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA
Passenger Rail Project, Series 2019A:
$ 18,680 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 8/22 at 102.00 N/R $ 18,497,683
26,750 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 8/22 at 103.00 N/R 26,095,160
24,930 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 8/22 at 103.00 N/R 23,875,960
Florida Development Finance Corporation, Revenue
Bonds, Brightline Passenger Rail Expansion Project, Series
2021A-1:
8,800 2.900%, 12/01/56, (AMT), (Mandatory Put 4/04/23) 8/22 at 100.00 N/R 8,800,000
7,395 6.750%, 12/01/56, (AMT), (Mandatory Put 8/15/23), 144A 7/22 at 100.00 N/R 7,311,658
1,720 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 3.750%, 7/01/33
1/28 at 100.00 Aaa 1,700,203
7,150 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2019-1, 2.800%, 7/01/34
7/28 at 100.00 Aaa 7,096,375
2,310 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-1, 1.800%, 7/01/36
1/30 at 100.00 Aaa 1,764,632
2,825 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 1.800%, 7/01/36
7/30 at 100.00 Aaa 2,218,049
4,410 Florida State Board of Education, Public Education Capital Outlay Bonds,
Refunding Series 2017C, 5.000%, 6/01/28
6/27 at 100.00 AAA 4,927,161
8,280 Florida State Department of Transportation Financing Corporation,
Revenue Bonds, Series 2020, 5.000%, 7/01/23
No Opt. Call AA+ 8,553,323
Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Alternative Minimum
Tax Refunding Subordinate Lien Series 2022A:
2,300 5.000%, 10/01/25, (AMT) No Opt. Call N/R 2,469,096
3,080 5.000%, 10/01/26, (AMT) No Opt. Call N/R 3,355,629
10,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44, (Pre-
refunded 10/01/24), (AMT)
10/24 at 100.00 Aa3 (4) 10,541,000
2,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2022A,
5.000%, 10/01/25 (WI/DD, Settling 7/07/22)
No Opt. Call N/R 2,166,200
Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017:
3,160 5.000%, 10/01/23 - AGM Insured No Opt. Call AA 3,278,911
2,800 5.000%, 10/01/25 - AGM Insured No Opt. Call AA 3,028,508
2,340 5.000%, 10/01/26 - AGM Insured No Opt. Call AA 2,576,995
2,040 5.000%, 10/01/27 - AGM Insured 4/27 at 100.00 AA 2,273,988
2,975 5.000%, 10/01/28 - AGM Insured 4/27 at 100.00 AA 3,309,330
2,570 5.000%, 10/01/29 - AGM Insured 4/27 at 100.00 AA 2,848,151
Miami-Dade County Expressway Authority, Florida, Toll
System Revenue Bonds, Refunding Series 2014B:
1,805 5.000%, 7/01/22 No Opt. Call A 1,805,000
4,060 5.000%, 7/01/23 No Opt. Call A 4,177,780
3,000 Miami-Dade County Industrial Development Authority, Florida, Solid
Waste Revenue Bonds, Waste Management Inc. of Florida Project, Series
2008, 0.400%, 8/01/23, (AMT)
No Opt. Call A- 2,939,100
2,500 Okeechobee County, Florida, Solid Waste Disposal Revenue Bonds,
Waste Management Inc., Series 2004A, 0.550%, 7/01/39, (Mandatory
Put 7/01/24)
No Opt. Call A- 2,337,100
26,210 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021C, 5.000%,
11/15/52, (Mandatory Put 11/15/26)
No Opt. Call AA 28,880,275

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Orlando, Florida, Tourist Development Tax Revenue Bonds,
6th Cent Contract Payments, Refunding Senior Series
2017A:
$ 2,160 5.000%, 11/01/29 - AGM Insured 11/27 at 100.00 AA $ 2,425,529
9,215 5.000%, 11/01/30 - AGM Insured 11/27 at 100.00 AA 10,307,807
2,485 Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Incorporated Project, Entrance Fee 2021B-2, 1.450%, 1/01/27
No Opt. Call N/R 2,196,765
Port Saint Lucie, Florida, Utility System Revenue Bonds,
Refunding Series 2014:
500 5.000%, 9/01/22 No Opt. Call AA 502,920
575 5.000%, 9/01/23 No Opt. Call AA 596,384
South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017:
440 5.000%, 8/15/22 No Opt. Call AA- 441,765
1,795 5.000%, 8/15/23 No Opt. Call AA- 1,856,658
2,210 5.000%, 8/15/24 No Opt. Call AA- 2,325,605
5,500 5.000%, 8/15/25 No Opt. Call AA- 5,891,435
5,780 Tampa Bay, Florida, Regional Water Supply Authority, Utility System
Revenue Bonds, Series 2015A, 5.000%, 10/01/26
10/25 at 100.00 AA+ 6,278,063
165 Tolomato Community Development District, Florida, Special Assessment
Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/17 (6)
No Opt. Call N/R 2
280 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (7)
8/22 at 100.00 N/R 221,245
305 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (6)
8/22 at 100.00 N/R 3
1,945 Two Rivers West Community Development District, Pasco County, Florida,
Special Assessment Bonds, Bond Anticipation Note Series 2022,
3.000%, 1/15/23
7/22 at 100.00 N/R 1,931,852
273,805 Total Florida 282,189,642
Georgia - 2.2%
115 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%,
1/01/29
1/24 at 100.00 Aa3 118,931
5,000 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Series 2022D, 5.000%, 7/01/26,
(AMT)
No Opt. Call N/R 5,426,500
14,775 Columbus Medical Center Hospital Authority, Georgia, Revenue
Anticipation Certificates, Piedmont Health, Series 2019A, 5.000%,
7/01/54, (Mandatory Put 7/01/26)
1/26 at 100.00 AA- 15,892,138
8,370 Columbus Medical Center Hospital Authority, Georgia, Revenue
Anticipation Certificates, Piedmont Health, Series 2019B, 5.000%,
7/01/54, (Mandatory Put 7/01/29)
1/29 at 100.00 AA- 9,239,476
1,680 DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding
Second Resolution Series 2013, 5.000%, 10/01/22
No Opt. Call Aa3 1,694,532
4,040 Fayette County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Piedmont Healthcare, Inc. Project, Series 2019A, 5.000%,
7/01/54, (Mandatory Put 7/01/24)
1/24 at 100.00 AA- 4,195,217
2,885 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2020A, 2.750%, 12/01/35
6/29 at 100.00 AAA 2,533,116
2,750 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2021A, 2.250%, 12/01/36
12/30 at 100.00 N/R 2,224,942

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
Georgia Ports Authority, Revenue Bonds, Series 2021:
$ 2,365 5.000%, 7/01/24 No Opt. Call N/R $ 2,502,430
5,870 5.000%, 7/01/25 No Opt. Call N/R 6,344,824
Georgia State Road and Tollway Authority, Federal Highway
Grant Anticipation Revenue Bonds, Series 2020:
3,500 5.000%, 6/01/23 No Opt. Call AA 3,603,635
5,045 5.000%, 6/01/24 No Opt. Call AA 5,320,760
10,750 Georgia State, General Obligation Bonds, Series 2015A, 5.000%, 2/01/24 No Opt. Call AAA 11,279,975
5,035 Georgia State, General Obligation Bonds, Series 2017A, 5.000%, 2/01/32 2/27 at 100.00 AAA 5,546,455
35,780 Georgia State, General Obligation Bonds, Series 2021A, 5.000%, 7/01/24 No Opt. Call AAA 37,909,626
4,590 Georgia State, General Obligation Bonds, Tranche 1 Series 2016A,
5.000%, 2/01/25
No Opt. Call AAA 4,931,909
6,050 Georgia State, General Obligation Bonds, Tranche 2 Series 2016A,
5.000%, 2/01/28
2/26 at 100.00 AAA 6,604,785
Henry County School District, Georgia, General Obligation
Bonds, Series 2021:
2,885 4.000%, 8/01/24 No Opt. Call AA+ 2,995,784
1,980 4.000%, 8/01/25 No Opt. Call AA+ 2,083,574
12,390 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 Aa2 12,741,256
10,060 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019C, 4.000%, 3/01/50, (Mandatory Put 9/01/26)
6/26 at 100.50 A3 10,095,814
5,060 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2021C, 4.000%, 5/01/52, (Mandatory Put 12/01/28)
9/28 at 100.69 A3 5,068,551
17,900 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 N/R 17,613,063
1,640 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Series 2020B, 5.000%, 9/01/25
No Opt. Call AA 1,778,285
170,515 Total Georgia 177,745,578
Guam - 0.1%
Guam Power Authority, Revenue Bonds, Refunding Series
2022A:
3,125 5.000%, 10/01/23 (WI/DD, Settling 7/07/22) No Opt. Call N/R 3,215,344
2,365 5.000%, 10/01/24 (WI/DD, Settling 7/07/22) No Opt. Call N/R 2,469,012
5,490 Total Guam 5,684,356
Hawaii - 0.5%
17,130 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series
2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call A- 17,019,340
4,500 Hawaii State, Airport System Revenue Bonds, Refunding Series 2022B,
5.000%, 7/01/24, (AMT)
No Opt. Call N/R 4,713,840
10,490 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries, Special
Purpose Revenue Bonds, Deparment of Budget and Finance of the State
of Hawaii, Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call A- 10,529,338
5,865 Honolulu City and County, Hawaii, General Obligation Bonds, Refunding
Series 2017D, 5.000%, 9/01/30
9/27 at 100.00 Aa1 6,512,731
2,170 Honolulu City and County, Hawaii, Wastewater System Revenue Bonds,
First Bond Resolution, Refunding Senior Series 2015B, 5.000%, 7/01/26
7/25 at 100.00 Aa2 2,342,927
40,155 Total Hawaii 41,118,176

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Idaho - 0.5%
Idaho Health Facilities Authority, Revenue Bonds, Saint
Luke's Health System Project, Series 2018A:
$ 4,500 5.000%, 3/01/25 No Opt. Call A- $ 4,769,955
6,020 5.000%, 3/01/26 No Opt. Call A- 6,463,493
4,320 5.000%, 3/01/27 No Opt. Call A- 4,682,751
4,815 5.000%, 3/01/29 9/28 at 100.00 A- 5,259,521
4,880 5.000%, 3/01/31 9/28 at 100.00 A- 5,281,331
12,935 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call BBB- 12,842,903
37,470 Total Idaho 39,299,954
Illinois - 5.9%
Adams County School District 172, Quincy, Illinois, General
Obligation Bonds, Series 2016:
1,290 5.000%, 2/01/25 - AGM Insured No Opt. Call AA 1,374,379
1,455 5.000%, 2/01/27 - AGM Insured 2/26 at 100.00 AA 1,582,021
Chanpaign County Community Unit School District 4,
Illinois, General Obligation Bonds, School Building Series
2020A:
445 0.000%, 1/01/23 No Opt. Call AA 440,603
550 0.000%, 1/01/26 No Opt. Call AA 496,001
780 0.000%, 1/01/27 No Opt. Call AA 678,569
585 0.000%, 1/01/28 No Opt. Call AA 489,639
19,250 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A
12/27 at 100.00 BB 21,571,550
12,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/22
No Opt. Call BB 12,105,120
3,205 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018A, 4.000%, 12/01/22
No Opt. Call BB 3,220,256
4,800 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/22
No Opt. Call BB 4,842,048
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2019A:
1,065 0.000%, 12/01/25 No Opt. Call BB 937,647
1,455 0.000%, 12/01/26 No Opt. Call BB 1,226,216
3,250 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2021B, 5.000%, 12/01/31
12/30 at 100.00 BB 3,404,213
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
4,365 5.000%, 1/01/23, (ETM) No Opt. Call BBB+ (4) 4,436,542
1,910 5.000%, 1/01/23, (ETM) No Opt. Call N/R (4) 1,941,305
7,725 5.000%, 1/01/24 No Opt. Call BBB+ 7,926,545
4,260 5.000%, 1/01/25 No Opt. Call BBB+ 4,424,905
1,970 5.000%, 1/01/26 No Opt. Call BBB+ 2,066,530
Cook County High School District 212 Leyden, Illinois,
General Obligation Bonds, Limited Tax Series 2016C:
1,025 5.000%, 12/01/23 No Opt. Call AA 1,064,596
1,825 5.000%, 12/01/25 12/24 at 100.00 AA 1,952,896
2,830 Cook County Township High School District 225 Northfield, Illinois,
General Obligation Bonds, Series 2016A, 5.000%, 12/01/22
No Opt. Call AAA 2,871,516
Cook County, Illinois, General Obligation Bonds, Refunding
Series 2012C:
3,445 5.000%, 11/15/27 11/22 at 100.00 A+ 3,479,278
3,200 5.000%, 11/15/33 11/22 at 100.00 A+ 3,227,904

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 2,100 Cook County, Illinois, General Obligation Bonds, Refunding Series 2021B,
4.000%, 11/15/24
No Opt. Call N/R $ 2,175,894
DuPage County School District 58 Downers Grove,
Illinois, General Obligation Bonds, Limited Tax Capital
Appreciation School Series 2018:
980 0.000%, 12/15/26 No Opt. Call N/R 855,363
20 0.000%, 12/15/26, (ETM) No Opt. Call N/R (4) 17,932
1,050 0.000%, 12/15/27 No Opt. Call Aa1 881,339
8,080 Grundy, Kendall, and Will Counties Community Consolidated School
District 201, Minooka, Illinois, General Obligation Bonds, Refunding
School Series 2019, 3.000%, 10/15/27
10/26 at 100.00 AA- 8,177,364
20,800 Illinois Development Finance Authority, Revenue Bonds, St Vincent de
Paul Center Project, Series 2000A, 2.450%, 11/15/39, (Mandatory Put
3/03/26)
No Opt. Call AA+ 20,531,472
11,300 Illinois Finance Authority, Midwestern Disaster Area Industrial
Development Revenue Bonds, Cargill, Incorporated Project, Series
2012, 1.250%, 11/01/38, (Mandatory Put 11/01/26)
No Opt. Call A 10,412,385
3,170 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Series 2008A-1, 4.000%, 11/01/30
No Opt. Call AA 3,269,538
4,040 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/23
No Opt. Call AA+ 4,120,275
8,665 Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2012, 5.000%, 9/01/27, (Pre-refunded 9/01/22)
9/22 at 100.00 AA+ (4) 8,714,391
Illinois Finance Authority, Revenue Bonds, Centegra Health
System, Series 2014A:
770 5.000%, 9/01/22, (ETM) No Opt. Call AA+ (4) 774,450
620 5.000%, 9/01/23, (ETM) No Opt. Call AA+ (4) 642,909
2,240 5.000%, 9/01/24, (ETM) No Opt. Call AA+ (4) 2,379,216
865 5.000%, 9/01/25, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 918,760
2,770 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/22
No Opt. Call A3 2,808,475
Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A:
1,060 5.000%, 7/01/23, (ETM) No Opt. Call AA- (4) 1,094,143
995 5.000%, 7/01/24, (ETM) No Opt. Call AA- (4) 1,051,625
1,010 Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare
Enterprises, Inc., Refunding Series 2017C, 5.000%, 3/01/25
No Opt. Call AA- 1,070,590
Illinois Finance Authority, Revenue Bonds, Swedish
Covenant Hospital, Series 2016A:
1,000 5.000%, 8/15/22, (ETM) No Opt. Call N/R (4) 1,004,060
1,075 5.000%, 8/15/24, (ETM) No Opt. Call N/R (4) 1,138,425
2,000 5.000%, 8/15/25, (ETM) No Opt. Call N/R (4) 2,163,800
3,000 5.000%, 8/15/26, (ETM) No Opt. Call N/R (4) 3,307,890
3,265 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2021A, 5.000%, 10/01/25
No Opt. Call AA+ 3,537,823
4,900 Illinois Finance Authority, Water Facilities Revenue Bonds, American Water
Capital Corporation Project, Refunding Series 2020, 0.700%, 5/01/40,
(Mandatory Put 9/01/23)
No Opt. Call A 4,817,484
17,530 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, 835 Wilson, Series 2022, 3.375%, 6/01/25, (Mandatory Put
6/01/24)
No Opt. Call N/R 17,676,726
10,135 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 1.950%, 10/01/36
4/30 at 100.00 Aaa 8,134,554

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 2,650 Illinois Municipal Electric Agency, Power Supply System Revenue Bonds,
Refunding Series 2015A, 5.000%, 2/01/25
No Opt. Call A1 $ 2,830,200
5,000 Illinois State, General Obligation Bonds, December Series 2017A, 5.000%,
12/01/24
No Opt. Call BBB 5,239,650
Illinois State, General Obligation Bonds, November Series
2017D:
18,075 5.000%, 11/01/22 No Opt. Call BBB 18,239,302
29,610 5.000%, 11/01/23 No Opt. Call BBB 30,512,217
12,820 5.000%, 11/01/24 No Opt. Call BBB 13,417,028
3,245 5.000%, 11/01/25 No Opt. Call BBB 3,436,974
7,970 3.250%, 11/01/26 No Opt. Call BBB 7,980,042
8,995 5.000%, 11/01/26 No Opt. Call BBB 9,636,703
15,400 5.000%, 11/01/27 No Opt. Call BBB 16,613,212
9,265 5.000%, 11/01/28 11/27 at 100.00 BBB 9,933,933
5,000 Illinois State, General Obligation Bonds, November Series 2019B, 5.000%,
11/01/30
11/29 at 100.00 BBB 5,393,550
10,610 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/28
2/27 at 100.00 BBB 11,374,026
Illinois State, General Obligation Bonds, Refunding March
Series 2021C:
7,500 4.000%, 3/01/23 No Opt. Call BBB 7,577,925
3,300 4.000%, 3/01/24 No Opt. Call BBB 3,366,726
3,860 Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/25 7/23 at 100.00 BBB 3,958,546
3,750 Illinois State, General Obligation Bonds, Series 2022B, 5.000%, 3/01/25 No Opt. Call N/R 3,941,437
3,095 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 12/01/22
No Opt. Call AA- 3,138,640
230 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2016A, 5.000%, 12/01/32
1/26 at 100.00 AA- 244,637
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Refunding Senior Lien Series 2019C:
5,365 5.000%, 1/01/27 No Opt. Call AA- 5,941,362
10,390 5.000%, 1/01/28 No Opt. Call AA- 11,675,762
11,970 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014D, 5.000%, 1/01/24
No Opt. Call AA- 12,507,094
Joliet, Illinois, Waterworks and Sewer Revenue Bonds,
Senior Lien Anticipation Notes Series 2022:
5,000 5.000%, 1/01/24 No Opt. Call N/R 5,192,100
5,000 5.000%, 1/01/25 No Opt. Call N/R 5,264,900
Kane County Community Unit School District 304 Geneva,
Illinois, General Obligation Bonds, Refunding Series 2016:
2,630 5.000%, 1/01/26 No Opt. Call AA+ 2,859,941
5,180 5.000%, 1/01/27 1/26 at 100.00 AA+ 5,651,069
LaSalle and Bureau Counties High School District 120
LaSalle-Peru, Illinois, General Obligation Bonds, School
Building Series 2017:
1,000 5.000%, 12/01/22 - BAM Insured No Opt. Call AA 1,013,680
1,085 5.000%, 12/01/23 - BAM Insured No Opt. Call AA 1,127,836
1,235 5.000%, 12/01/26 - BAM Insured No Opt. Call AA 1,357,005
LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019:
1,495 4.000%, 12/01/25 No Opt. Call Aa2 1,570,139
1,770 4.000%, 12/01/26 No Opt. Call Aa2 1,876,359

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 350 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties
Community College District 536, Illinois, General Obligation Bonds,
Lewis & Clark Community College, Refunding Series 2020, 4.000%,
5/01/23 - AGM Insured
No Opt. Call AA $ 355,684
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2017B:
775 5.000%, 12/15/25 No Opt. Call BBB+ 814,959
1,925 5.000%, 12/15/26 No Opt. Call BBB+ 2,043,426
360 5.000%, 12/15/27 No Opt. Call BBB+ 385,042
1,945 5.000%, 12/15/28 12/27 at 100.00 BBB+ 2,065,648
650 5.000%, 12/15/30 12/27 at 100.00 BBB+ 682,149
333 Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds,
Series 2018, 2.850%, 3/01/24 - BAM Insured
No Opt. Call AA 336,220
North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019:
1,000 4.000%, 2/01/33 - BAM Insured 2/28 at 100.00 AA 1,023,260
1,000 4.000%, 2/01/36 - BAM Insured 2/28 at 100.00 AA 1,017,820
1,895 4.000%, 2/01/40 - BAM Insured 2/28 at 100.00 AA 1,916,982
2,010 4.000%, 2/01/44 - BAM Insured 2/28 at 100.00 AA 2,008,472
Northern Illinois University, Auxiliary Facilities System
Revenue Bonds, Series 2021:
325 5.000%, 10/01/25 - BAM Insured No Opt. Call AA 347,640
250 5.000%, 10/01/26 - BAM Insured No Opt. Call AA 270,912
Railsplitter Tobacco Settlement Authority, Illinois, Tobacco
Settlement Revenue Bonds, Series 2017:
2,310 5.000%, 6/01/23 No Opt. Call A 2,368,282
2,605 5.000%, 6/01/24 No Opt. Call A 2,725,429
6,045 5.000%, 6/01/25 No Opt. Call A 6,431,215
Round Lake, Lake County, Illinois, Special Tax Bonds,
Lakewood Grove Special Service Areas 1, 3 & 4, Refunding
Series 2017:
1,133 3.200%, 3/01/24 - BAM Insured No Opt. Call AA 1,145,746
1,000 3.300%, 3/01/25 - BAM Insured No Opt. Call AA 1,020,540
1,258 3.450%, 3/01/26 - BAM Insured No Opt. Call AA 1,291,312
1,218 3.600%, 3/01/28 - BAM Insured 3/27 at 100.00 AA 1,253,785
Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A:
4,500 5.000%, 1/01/25 No Opt. Call AA- 4,751,730
5,870 5.000%, 1/01/26 No Opt. Call AA- 6,291,584
2,365 5.000%, 1/01/28 No Opt. Call AA- 2,599,182
Southwestern Illinois Development Authority, Health
Facility Revenue Bonds, Hospital Sisters Services, Inc.
Obligated Group, Series 2017A:
2,725 5.000%, 2/15/26 No Opt. Call A+ 2,923,843
3,655 5.000%, 2/15/27 No Opt. Call A+ 3,976,092
6,820 Winnebago-Boone Counties School District 205 Rockford, Illinois, General
Obligation Bonds, Series 2013, 0.000%, 2/01/23
No Opt. Call A+ 6,735,978
452,942 Total Illinois 467,092,089
Indiana - 3.3%
Crown Point Multi-School Building Corporation, Indiana,
First Mortgage Bonds, Crown Point Community School
Corporation, Series 2021:
3,000 5.000%, 7/15/25 No Opt. Call N/R 3,229,770
3,015 5.000%, 1/15/26 No Opt. Call N/R 3,275,617

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 12,430 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2020A,
0.950%, 12/01/38, (AMT), (Mandatory Put 4/01/26)
No Opt. Call A2 $ 10,806,145
4,500 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2021B,
0.650%, 8/01/25
No Opt. Call A2 4,140,405
30,000 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
Fulcrum CenterPoint, LLC Project, Series 2021, 0.280%, 12/15/45, (AMT),
(Mandatory Put 11/15/22), 144A
8/22 at 100.00 N/R 29,771,400
1,100 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A,
4.125%, 12/01/26
No Opt. Call B- 1,093,389
Indiana Finance Authority, Environmental Revenue Bonds,
Duke Energy Indiana, Inc. Project, Refunding Series
2009A-1:
5,750 3.750%, 3/01/31, (AMT), (Mandatory Put 6/01/27) No Opt. Call N/R 5,767,825
4,760 4.500%, 5/01/35, (AMT), (Mandatory Put 6/01/32) 5/27 at 100.00 N/R 4,773,947
13,500 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Long Term Rate Series 2019B, 2.250%,
12/01/58, (Mandatory Put 7/01/25)
1/25 at 100.00 AA 13,388,220
8,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Refunding Series 2011M, 0.700%, 12/01/46,
(Mandatory Put 1/01/26)
6/25 at 100.00 AA 7,528,400
145 Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital
Project, Series 2014A, 5.000%, 10/01/23, (ETM)
No Opt. Call N/R (4) 150,601
5,680 Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East
End Crossing Project, Series 2013A, 5.000%, 7/01/48, (Pre-refunded
7/01/23), (AMT)
7/23 at 100.00 A- (4) 5,845,913
Indiana Finance Authority, Wastewater Utility Revenue
Bonds, CWA Authority Project, First Lien Green Series
2022A:
1,500 5.000%, 10/01/26 (WI/DD, Settling 7/07/22) No Opt. Call N/R 1,654,905
1,600 5.000%, 10/01/27 (WI/DD, Settling 7/07/22) No Opt. Call N/R 1,791,472
Indiana Finance Authority, Wastewater Utility Revenue
Bonds, CWA Authority Project, Refunding First Lien Series
2021-1:
10,455 5.000%, 10/01/22 No Opt. Call AA 10,544,913
1,500 5.000%, 10/01/22 No Opt. Call AA- 1,512,900
4,500 5.000%, 10/01/23 No Opt. Call AA 4,669,875
5,000 5.000%, 10/01/24 No Opt. Call AA 5,313,250
2,095 5.000%, 10/01/25 No Opt. Call AA 2,271,420
5,015 5.000%, 10/01/26 No Opt. Call AA 5,537,814
Indiana Finance Authority, Wastewater Utility Revenue
Bonds, CWA Authority Project, Series 2015A:
830 5.000%, 10/01/23 No Opt. Call AA 861,332
1,000 5.000%, 10/01/24 No Opt. Call AA 1,064,460
1,800 5.000%, 10/01/25 10/24 at 100.00 AA 1,909,926
1,250 5.000%, 10/01/26 10/24 at 100.00 AA 1,322,963
850 5.000%, 10/01/27 10/24 at 100.00 AA 897,319
Indiana Health Facility Financing Authority, Revenue Bonds,
Ascension Health, Series 2011A-2:
9,930 2.000%, 11/15/36, (Mandatory Put 2/01/23) No Opt. Call AA+ 9,934,468
70 2.000%, 11/15/36, (Pre-refunded 2/01/23) 2/23 at 100.00 N/R (4) 70,091
3,500 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020B-1, 1.950%, 7/01/35
7/29 at 100.00 Aaa 2,882,915

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 1,250 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 1.900%, 7/01/36
7/30 at 100.00 Aaa $ 994,912
2,575 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 1.900%, 7/01/36
7/30 at 100.00 Aaa 1,989,702
8,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks
Project, Series 2007B, 5.250%, 7/01/24 - NPFG Insured
No Opt. Call AA 8,471,520
3,250 Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds,
Citizens Energy Group, Refunding 2nd Lien Series 2020A, 5.000%,
8/15/22
No Opt. Call AA 3,263,390
10,785 Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds,
Refunding 2nd Lien Series 2017A, 5.000%, 8/15/25
No Opt. Call AA 11,700,646
Indianapolis, Indiana, Thermal Energy System Revenue
Bonds, Refunding First Lien Series 2014A:
505 5.000%, 10/01/22 No Opt. Call A+ 509,272
710 5.000%, 10/01/23 No Opt. Call A+ 736,803
465 5.000%, 10/01/24 No Opt. Call A+ 493,607
545 5.000%, 10/01/25 10/24 at 100.00 A+ 579,766
830 5.000%, 10/01/26 10/24 at 100.00 A+ 881,999
Indianapolis, Indiana, Thermal Energy System Revenue
Bonds, Refunding First Lien Series 2016A:
4,690 5.000%, 10/01/22 No Opt. Call A+ 4,729,677
10,000 5.000%, 10/01/23 No Opt. Call A+ 10,377,500
5,605 Mount Vernon, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company Project, Refunding Series
2015, 0.875%, 9/01/55, (AMT), (Mandatory Put 9/01/23)
No Opt. Call A1 5,511,677
2,525 Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating
Company Project, Refunding Series 1995A, 1.350%, 7/01/25,
(Mandatory Put 9/01/22)
No Opt. Call A- 2,524,268
2,750 Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating
Company Project, Refunding Series 1995B, 1.350%, 7/01/25,
(Mandatory Put 9/01/22)
No Opt. Call A- 2,749,203
12,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana
Michigan Power Company Project, Series 2008D, 0.750%, 4/01/25
No Opt. Call N/R 11,230,920
13,020 Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana
Michigan Power Company, Series 2002A, 2.750%, 6/01/25
No Opt. Call A- 13,133,144
1,595 Vanderburgh County,Indiana, Redevelopment District Tax Increment
Revenue bonds, Refunding Series 2014, 4.000%, 2/01/24
No Opt. Call A 1,638,496
3,585 Warrick County, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company, Series 2015, 0.875%,
9/01/55, (AMT), (Mandatory Put 9/01/23)
No Opt. Call A1 3,525,310
10,325 Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP
Products North America Inc. Project, Refunidng Series 2019A, 5.000%,
12/01/44, (AMT), (Mandatory Put 6/05/26)
No Opt. Call A2 11,121,987
10,000 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 5.000%, 11/01/45, (AMT),
(Mandatory Put 11/01/22)
No Opt. Call A2 10,082,400
10,970 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2016A, 5.000%, 3/01/46, (AMT),
(Mandatory Put 3/01/23)
No Opt. Call A2 11,139,596
258,755 Total Indiana 259,397,450

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Iowa - 0.5%
Des Moines Metropolitan Wastewater Reclamation
Authority, Iowa, Sewer Revenue Bonds, Refunding Series
2021A:
$ 2,450 5.000%, 6/01/24 No Opt. Call AA $ 2,587,690
2,575 5.000%, 6/01/25 No Opt. Call AA 2,781,489
Des Moines, Iowa, General Obligation Bonds, Series
2021F:
4,170 5.000%, 6/01/23 No Opt. Call AA+ 4,296,560
4,385 5.000%, 6/01/24 No Opt. Call AA+ 4,627,227
4,610 5.000%, 6/01/25 No Opt. Call AA+ 4,974,236
5,900 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022, 4.000%,
12/01/50, (Mandatory Put 12/01/32)
12/29 at 103.00 N/R 5,894,808
3,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Green Series 2021A, 1.850%,
7/01/35
7/30 at 100.00 AAA 2,399,640
2,220 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2019D, 2.450%, 7/01/34
1/29 at 100.00 AAA 1,955,554
2,545 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2020A, 2.500%, 1/01/35
7/29 at 100.00 AAA 2,217,637
3,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.000%, 7/01/36
7/30 at 100.00 AAA 2,405,880
1,955 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021D, 2.000%, 7/01/36
1/31 at 100.00 AAA 1,607,205
3,150 West Des Moines, Iowa, General Obligation Bonds, Urban Renewal Series
2021B, 5.000%, 6/01/24
No Opt. Call AAA 3,331,283
39,960 Total Iowa 39,079,209
Kansas - 0.8%
9,610 Bel Aire, Kansas, General Obligation Bonds, Temporary Notes Series
2021B, 0.375%, 12/01/24
12/23 at 100.00 N/R 8,973,145
5,300 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2021A,
4.000%, 10/01/23
No Opt. Call Aaa 5,446,068
Kansas Development Finance Authority, Kansas, Revenue
Bonds, State of Kansas Projects, Series 2021P:
4,245 5.000%, 5/01/23 No Opt. Call Aa3 4,358,936
4,445 5.000%, 5/01/24 No Opt. Call Aa3 4,679,652
20,000 Olathe, Kansas, General Obligation Bonds, Temporary Notes Series
2022A, 5.000%, 8/01/23 (WI/DD, Settling 7/19/22)
No Opt. Call N/R 20,591,000
20,510 Wichita, Kansas, General Obligation Bonds, Temporary Notes Series 2021-
306, 4.000%, 10/15/22
No Opt. Call N/R 20,670,183
64,110 Total Kansas 64,718,984
Kentucky - 2.9%
7,750 Boone County, Kentucky, Collateralized Pollution Control Revenue Bonds,
Duke Energy Kentucky, Refunding Series 2008A, 3.700%, 8/01/27
6/27 at 100.00 N/R 7,799,445
6,050 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2004A, 1.750%, 10/01/34,
(AMT), (Mandatory Put 9/01/26)
No Opt. Call A1 5,484,264
30,000 Carroll County, Kentucky, Pollution Control Revenue Bonds, Kentucky
Utilities Company Project, Refunding Series 2016A, 1.550%, 9/01/42,
(Mandatory Put 9/01/26)
No Opt. Call A1 26,512,800

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
Kentucky Asset/Liability Commission, General Fund
Revenue Project Notes, Refunding Series 2021A:
$ 3,845 5.000%, 11/01/23 No Opt. Call A1 $ 3,993,840
2,220 5.000%, 11/01/24 No Opt. Call A1 2,358,373
Kentucky Economic Development Finance Authority,
Hospital Revenue Bonds, Owensboro Health, Refunding
Series 2017A:
6,000 5.000%, 6/01/24 No Opt. Call Baa2 6,264,840
4,200 5.000%, 6/01/25 No Opt. Call Baa2 4,452,630
4,500 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 125, Refunding Series 2021A, 5.000%, 9/01/22
No Opt. Call A1 4,524,795
12,905 Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Subordinated Anticipation
Note Series 2021, 3.000%, 10/14/22
No Opt. Call N/R 12,970,170
4,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2001A, 0.900%, 9/01/26
No Opt. Call A1 3,588,520
8,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2001B, 1.350%, 11/01/27, (AMT)
No Opt. Call A1 7,145,520
18,070 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2005A, 1.750%, 2/01/35, (Mandatory Put 7/01/26)
No Opt. Call A1 16,866,177
24,685 Northern Kentucky Water District, Revenue Bonds, Bond Anticipation Note
Series 2021A, 0.375%, 2/01/23
8/22 at 100.00 N/R 24,446,296
Northern Kentucky Water District, Revenue Bonds,
Refunding Series 2021B:
4,485 4.000%, 2/01/23 No Opt. Call N/R 4,548,911
4,675 4.000%, 2/01/24 No Opt. Call N/R 4,828,948
4,865 4.000%, 2/01/25 No Opt. Call N/R 5,089,812
3,565 Oldham County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Refunding Second Series 2016, 4.000%,
9/01/27
No Opt. Call A1 3,807,705
2,545 Owen County, Kentucky, Water Facilities Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2020, 0.700%,
6/01/40, (Mandatory Put 9/01/23)
No Opt. Call A 2,502,142
25,675 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/01/24)
1/24 at 100.37 A2 25,922,764
9,570 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 A2 9,687,041
3,850 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018C-1, 4.000%, 12/01/49, (Mandatory Put 6/01/25)
3/25 at 100.19 A1 3,902,360
10,800 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019C-1, 4.000%, 2/01/50, (Mandatory Put 2/01/28)
11/27 at 100.47 A1 10,893,636
2,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2020A, 4.000%, 12/01/50, (Mandatory Put 6/01/26)
3/26 at 100.63 A2 2,024,840
3,075 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2001A, 0.625%, 9/01/26
No Opt. Call A1 2,728,324
10,200 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2001B, 1.350%, 11/01/27, (AMT)
No Opt. Call A1 9,084,222
20,165 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2016A, 1.300%, 9/01/44, (AMT),
(Mandatory Put 9/01/27)
No Opt. Call A1 16,949,892

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
$ 1,735 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2013, 5.000%, 4/01/23, (ETM)
No Opt. Call A+ (4) $ 1,778,809
239,430 Total Kentucky 230,157,076
Louisiana - 4.3%
2,140 East Baton Rouge Parish, Louisiana, Sales Tax Revenue Bonds, Refunding
Road & Street Improvement Series 2015, 5.000%, 8/01/22
No Opt. Call AA 2,145,436
17,500 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Big
Lake Fuels LLC, Series 2021, 1.000%, 12/01/51, (AMT), (Mandatory Put
12/01/24)
No Opt. Call N/R 16,480,800
Louisiana Citizens Property Insurance Corporation,
Assessment Revenue Bonds, Refunding Series 2016A:
33,435 5.000%, 6/01/23 No Opt. Call A1 34,406,621
9,040 5.000%, 6/01/24 No Opt. Call A1 9,471,750
845 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 2.100%, 12/01/36
6/30 at 100.00 N/R 677,969
Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Womans Hospital Foundation Project, Refunding
Series 2017A:
1,000 3.000%, 10/01/22 No Opt. Call A 1,003,830
1,825 5.000%, 10/01/23 No Opt. Call A 1,895,044
1,105 5.000%, 10/01/24 No Opt. Call A 1,162,559
3,000 4.000%, 10/01/25 No Opt. Call A 3,118,500
2,245 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, East Baton Rouge Parish Road
Improvements Project, Series 2015, 5.000%, 8/01/24
No Opt. Call AA 2,376,018
24,410 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical
Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 BBB 22,989,582
6,070 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2007A, 1.650%, 9/01/27, (Mandatory Put
12/01/23)
No Opt. Call A3 6,005,537
7,025 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2013A, 1.650%, 9/01/33, (Mandatory Put
12/01/23)
No Opt. Call A3 6,950,394
13,110 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50, (Mandatory
Put 5/15/25)
11/24 at 102.04 A 13,903,810
29,790 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-1. Fixed Rate Mode,
5.000%, 6/01/45, (Mandatory Put 6/01/25)
No Opt. Call A+ 31,805,294
7,165 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-3. Term Rate Mode,
5.000%, 6/01/45, (Mandatory Put 6/01/23)
No Opt. Call A+ 7,366,050
Louisiana Public Facilities Authority, Revenue Bonds,
University of New Orleans Research and Technology
Foundation, Inc.- Student Housing Project, Refunding
Series 2014:
580 5.000%, 9/01/22 - AGM Insured No Opt. Call AA 583,242
1,445 5.000%, 9/01/23 - AGM Insured No Opt. Call AA 1,496,370
1,565 5.000%, 9/01/24 - AGM Insured No Opt. Call AA 1,656,474
2,020 Louisiana Stadium and Exposition District, Revenue Bonds, Bond
Anticipation Notes Series 2020, 5.000%, 7/03/23
1/23 at 100.00 BBB+ 2,047,209

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
Louisiana Stadium and Exposition District, Revenue
Refunding Bonds, Senior Lien Series 2013A:
$ 7,265 5.000%, 7/01/26 7/23 at 100.00 A2 $ 7,494,647
1,345 5.000%, 7/01/29 7/23 at 100.00 A2 1,387,515
Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Second Lien Series 2017C:
2,645 5.000%, 5/01/29 11/27 at 100.00 AA- 2,931,771
3,010 5.000%, 5/01/30 11/27 at 100.00 AA- 3,325,628
3,070 5.000%, 5/01/31 11/27 at 100.00 AA- 3,380,316
15,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding
Second Lien Series 2017D-1, 0.600%, 5/01/43, (Mandatory Put 5/01/23)
7/22 at 100.00 Aa3 14,627,250
Louisiana State, General Obligation Bonds, Grant
Anticipation Series 2021:
7,500 5.000%, 9/01/22 No Opt. Call AA 7,544,175
4,590 5.000%, 9/01/23 No Opt. Call AA 4,763,364
7,015 Louisiana State, General Obligation Bonds, Refunding Series 2014C,
5.000%, 8/01/22
No Opt. Call AA- 7,034,361
6,245 Louisiana State, General Obligation Bonds, Series 2015A, 5.000%, 5/01/23 No Opt. Call AA- 6,417,300
New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A:
12,000 5.000%, 12/01/22 No Opt. Call A+ 12,169,200
11,000 5.000%, 12/01/23 No Opt. Call A+ 11,462,440
9,000 5.000%, 12/01/24 No Opt. Call A+ 9,562,950
4,950 5.000%, 12/01/25 No Opt. Call A+ 5,354,069
New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015:
1,040 5.000%, 6/01/24 No Opt. Call A 1,092,853
675 5.000%, 6/01/26 6/25 at 100.00 A 727,150
2,780 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call BB- 3,076,904
3,665 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB- 3,830,658
19,965 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37,
(Mandatory Put 4/01/23)
No Opt. Call BBB- 19,732,208
18,220 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-2, 2.100%, 6/01/37,
(Mandatory Put 7/01/24)
No Opt. Call BBB- 17,628,397
20,420 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB- 19,005,507
10,010 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB- 9,380,471
1,680 Terrebonne Levee and Conservation District, Louisiana, Public
Improvement Sales Tax Bonds, Series 2013, 5.000%, 7/01/22, (Pre-
refunded 7/01/23), (ETM)
No Opt. Call A+ (4) 1,680,000
338,405 Total Louisiana 341,151,623
Maine - 0.4%
Auburn, Maine, General Obligation Bonds, Edward Little
High School Project, Series 2021:
1,250 4.000%, 11/01/22 No Opt. Call AA- 1,260,438
600 4.000%, 11/01/23 No Opt. Call AA- 616,794
1,110 4.000%, 11/01/24 No Opt. Call AA- 1,156,320

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maine (continued)
$ 610 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
Series 2021A, 5.000%, 7/01/24 - AGM Insured
No Opt. Call AA $ 641,781
2,800 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 1.850%, 11/15/36
5/30 at 100.00 AA+ 2,145,584
1,165 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.300%, 11/15/35
5/29 at 100.00 AA+ 963,897
3,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2021B, 2.050%, 11/15/36
5/30 at 100.00 AA+ 2,335,740
2,030 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 1.900%, 11/15/36
11/30 at 100.00 AA+ 1,585,613
2,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021D, 2.200%, 11/15/36
11/30 at 100.00 N/R 1,656,980
4,500 Maine State, General Obligation Bonds, Series 2020B, 5.000%, 6/01/23 No Opt. Call AA 4,637,385
Maine State, General Obligation Bonds, Series 2021B:
4,135 4.000%, 6/01/25 No Opt. Call N/R 4,352,418
1,015 4.000%, 6/01/26 No Opt. Call AA 1,081,554
5,480 5.000%, 6/01/27 No Opt. Call AA 6,165,219
29,695 Total Maine 28,599,723
Maryland - 1.9%
5 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016, 3.250%, 1/01/31
1/26 at 100.00 A 4,916
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
540 5.000%, 9/01/23 No Opt. Call CCC 541,987
2,000 5.000%, 9/01/26 No Opt. Call CCC 1,999,020
5,055 Howard County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Project, Series 2021A, 5.000%, 8/15/25
No Opt. Call AAA 5,496,908
6,820 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 2.700%, 9/01/34
3/29 at 100.00 Aa1 5,976,912
4,250 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020A, 2.300%, 9/01/35
3/29 at 100.00 Aa1 3,507,610
4,880 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020D, 1.950%, 9/01/35
9/29 at 100.00 Aa1 3,832,898
12,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 1.800%, 9/01/36
3/30 at 100.00 Aa1 9,223,800
Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021B:
500 0.150%, 9/01/22 No Opt. Call Aa1 499,010
540 0.200%, 3/01/23 No Opt. Call Aa1 534,265
580 0.250%, 9/01/23 No Opt. Call Aa1 568,308
8,310 1.875%, 9/01/36 3/30 at 100.00 Aa1 6,339,782
12,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.200%, 9/01/36
9/30 at 100.00 N/R 9,570,600
8,795 Maryland Economic Development Corporation, Pollution Control Revenue
Bonds, Potomac Electric Power Company, Refunding Series 2019,
1.700%, 9/01/22
No Opt. Call A- 8,794,208

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 5,235 Maryland Health and HIgher Educational Facilities Authority,  Revenue
Bonds, University of Maryland Medical Systems, Series 2020B-1, 5.000%,
7/01/45, (Mandatory Put 7/01/25)
1/25 at 100.00 A $ 5,534,337
Maryland Health and Higher Educational Facilities
Authority, Maryland, Hospital Revenue Bonds, Meritus
Medical Center, Series 2015:
1,000 5.000%, 7/01/22 No Opt. Call A- 1,000,000
250 5.000%, 7/01/23 No Opt. Call A- 257,428
500 5.000%, 7/01/24 No Opt. Call A- 523,065
Maryland Health and HIgher Educational Facilities
Authority, Revenue Bonds, Adventist Healthcare Inc., Series
2021:
795 5.000%, 1/01/23 No Opt. Call Baa3 804,746
545 5.000%, 1/01/24 No Opt. Call Baa3 561,977
1,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2022A, 5.000%, 6/01/26
No Opt. Call N/R 1,090,920
39,895 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
Bidding Group 1 Second Series 2021A, 5.000%, 8/01/27
No Opt. Call AAA 45,087,334
10,000 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
First Series 2016, 4.000%, 6/01/29
6/24 at 100.00 N/R 10,258,400
4,400 Maryland Transportation Authority, Passenger Facility Charge Revenue
Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport
Project, Series 2019, 5.000%, 6/01/25, (AMT)
No Opt. Call A 4,686,176
4,560 Montgomery County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Series 2018A, 5.000%, 11/01/29
11/28 at 100.00 AAA 5,217,871
3,550 Prince George's County, Maryland, General Obligation Consolidated
Public Improvement Bonds, Series 2020A, 5.000%, 7/15/23
No Opt. Call AAA 3,672,014
12,315 Prince George's County, Maryland, General Obligation Consolidated
Public Improvement Bonds, Series 2021A, 5.000%, 7/01/26
No Opt. Call AAA 13,635,661
150,320 Total Maryland 149,220,153
Massachusetts - 2.6%
36,215 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Anticipation Note Subordinated Sustainability Series 2021, 4.000%,
5/01/25
No Opt. Call AA 37,991,708
20,045 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2020B-2, 5.000%, 7/01/22
No Opt. Call AA 20,045,000
20 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 5.000%, 7/01/25
No Opt. Call AA 21,660
Massachusetts Development Finance Agency Revenue
Bonds, Lawrence General Hospital Issue, Series 2014A:
690 5.000%, 7/01/22 No Opt. Call B- 690,000
625 5.000%, 7/01/23 No Opt. Call B- 623,506
735 5.000%, 7/01/24 No Opt. Call B- 730,201
795 5.000%, 7/01/25 7/24 at 100.00 B- 787,400
1,500 Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2018J-1, 5.000%, 7/01/25
No Opt. Call A 1,598,910
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
2,780 5.000%, 7/01/29 7/28 at 100.00 A 3,018,024
2,750 5.000%, 7/01/30 7/28 at 100.00 A 2,968,680
2,515 5.000%, 7/01/31 7/28 at 100.00 A 2,696,809
2,100 5.000%, 7/01/32 7/28 at 100.00 A 2,245,467

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue
Bonds, Milford Regional Medical Center Issue, Series
2020G:
$ 115 5.000%, 7/15/22, 144A No Opt. Call BB+ $ 115,087
125 5.000%, 7/15/23, 144A No Opt. Call BB+ 127,914
130 5.000%, 7/15/24, 144A No Opt. Call BB+ 134,817
125 5.000%, 7/15/25, 144A No Opt. Call BB+ 131,134
160 5.000%, 7/15/26, 144A No Opt. Call BB+ 169,549
170 5.000%, 7/15/27, 144A No Opt. Call BB+ 181,801
175 5.000%, 7/15/28, 144A No Opt. Call BB+ 187,941
325 5.000%, 7/15/29, 144A No Opt. Call BB+ 350,704
220 5.000%, 7/15/30, 144A No Opt. Call BB+ 238,139
815 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 5.000%, 7/01/23
No Opt. Call BBB+ 837,673
2,000 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 AA+ 1,843,960
2,000 Massachusetts Health and Educational Facilities Authority, Variable Rate
Demand Revenue Bonds, University of Massachusetts Issue, Series
2000A, 2.450%, 11/01/30, (Mandatory Put 4/01/26)
No Opt. Call Aa2 1,983,620
2,195 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
2.750%, 12/01/34
12/28 at 100.00 AA 2,019,795
1,740 Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-3,
0.875%, 12/01/23
7/22 at 100.00 AA 1,713,900
Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022A-2:
1,000 2.150%, 6/01/24 6/23 at 100.00 N/R 996,860
1,000 2.650%, 6/01/26 6/25 at 100.00 N/R 991,570
2,020 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Series 2021B-2, 0.800%, 12/01/25
6/24 at 100.00 N/R 1,866,298
5,380 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Notes, Series 2021, 0.250%, 12/01/22
8/22 at 100.00 N/R 5,348,635
5,000 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2020-220, 1.950%, 12/01/35
6/30 at 100.00 AA+ 4,068,250
1,000 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.000%, 12/01/36
6/30 at 100.00 AA+ 761,510
2,675 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-222, 2.000%, 12/01/36
6/30 at 100.00 AA+ 2,079,063
7,385 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-223, 2.150%, 12/01/36
12/30 at 100.00 N/R 5,742,354
6,360 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2020E, 5.000%, 11/01/25
No Opt. Call Aa1 6,947,473
14,050 Massachusetts State, General Obligation Bonds, Refunding Series 2015A,
5.000%, 7/01/23
No Opt. Call Aa1 14,509,576
40,585 Massachusetts State, General Obligation Bonds, Refunding Series 2020A,
5.000%, 6/01/44, (Mandatory Put 6/01/23)
No Opt. Call Aa1 41,779,417
22,000 Massachusetts State, General Obligation Bonds, Refunding Series 2021B,
5.000%, 11/01/24
No Opt. Call N/R 23,500,400
5,300 University of Massachusetts Building Authority, Revenue Bonds, Refunding
Senior Series 2021-1, 5.000%, 11/01/25
No Opt. Call Aa2 5,768,202
10,850 Weymouth, Massachusetts, General Obligation Bonds, Bond Anticipation
Bond Series 2021, 1.500%, 8/26/22
No Opt. Call N/R 10,854,094
205,670 Total Massachusetts 208,667,101

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan - 1.8%
$ 1,000 Birmingham Public Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Refunding Series 2020,
4.000%, 5/01/23
No Opt. Call Aa2 $ 1,018,300
Michigan Finance Authority, Hospital Revenue Bonds,
Beaumont-Spectrum Consolidation, Fixed Refunding Series
2022A:
2,000 5.000%, 4/15/25 No Opt. Call N/R 2,147,720
4,000 5.000%, 4/15/26 No Opt. Call N/R 4,380,040
2,500 5.000%, 4/15/27 No Opt. Call N/R 2,786,850
14,355 Michigan Finance Authority, State Aid Revenue Notes, Series 2020A-1,
3.000%, 7/20/22
No Opt. Call N/R 14,365,623
Michigan Finance Authority, Tobacco Settlement Asset-
Backed Bonds, 2007 Sold Tobacco Receipts, Series
2020A-CL-1:
2,000 4.000%, 6/01/23 No Opt. Call A 2,026,980
2,200 5.000%, 6/01/25 No Opt. Call A 2,312,244
2,500 5.000%, 6/01/27 No Opt. Call A 2,685,600
2,450 5.000%, 6/01/29 No Opt. Call A 2,661,435
15,240 Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health
Senior Credit Group, Refunding Series 2010F-1, 4.000%, 11/15/47,
(Mandatory Put 6/01/23)
No Opt. Call AA+ 15,512,034
6,750 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.550%, 10/01/33
10/27 at 100.00 AA 6,679,867
4,385 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 0.550%, 4/01/25
10/22 at 100.00 AA 4,139,265
2,500 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2022A, 3.300%, 4/01/26
4/23 at 100.00 N/R 2,506,250
1,805 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Fixed Rate Series 2018C, 3.350%, 12/01/34
6/28 at 100.00 AA+ 1,695,996
5,215 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2016A, 3.100%, 12/01/31
6/26 at 100.00 AA+ 5,082,435
9,910 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.700%, 12/01/34
12/28 at 100.00 AA+ 8,976,379
14,835 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.350%, 12/01/35
6/30 at 100.00 AA+ 12,342,868
6,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 1.950%, 12/01/36
12/30 at 100.00 AA+ 4,580,820
2,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2022A, 4.000%, 12/01/37
12/31 at 100.00 N/R 1,944,600
12,860 Michigan State, Grant Anticipation Bonds, Refunding Federal Highway
Series 2016, 5.000%, 3/15/25
No Opt. Call N/R 13,817,684
10,255 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program
Series 2020B, 5.000%, 11/15/28
No Opt. Call AA+ 11,700,340
Michigan State, Trunk Line Fund Bonds, Rebuilding
Michigan Program, Series 2021A:
1,305 5.000%, 11/15/22 No Opt. Call AA+ 1,322,474
5,045 5.000%, 11/15/24 No Opt. Call AA+ 5,385,588
620 5.000%, 11/15/25 No Opt. Call AA+ 676,345
7,730 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Consumers
Energy Company Project, Variable Rate Series 2005, 0.875%, 4/01/35,
(AMT), (Mandatory Put 10/08/26)
No Opt. Call N/R 6,996,346

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 2,285 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine Project,
Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put 10/01/26)
No Opt. Call Ba2 $ 2,263,795
1,205 Michigan Strategic Fund, Revenue Bonds, Waste Management Inc., Series
2001, 0.580%, 8/01/27, (AMT), (Mandatory Put 8/01/24)
No Opt. Call A- 1,124,036
2,540 Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds,
William Beaumont Hospital Obligated Group, Refunding Series 2014D,
5.000%, 9/01/22, (ETM)
No Opt. Call A+ (4) 2,554,681
145,490 Total Michigan 143,686,595
Minnesota - 0.6%
13,040 Minneapolis, Minnesota, General Obligation Bonds, Series 2021, 4.000%,
12/01/25
No Opt. Call N/R 13,715,994
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2014A:
1,830 5.000%, 1/01/24 No Opt. Call A+ 1,910,739
10 5.000%, 1/01/25 1/24 at 100.00 A+ 10,381
1,260 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020B, 2.400%, 1/01/35
7/29 at 100.00 AA+ 1,191,771
2,280 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020E, 2.250%, 7/01/35
7/29 at 100.00 AA+ 1,980,522
4,280 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020I, 1.875%, 7/01/35
1/30 at 100.00 AA+ 3,492,437
5,655 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021D, 2.000%, 7/01/36
7/30 at 100.00 AA+ 4,561,889
5,050 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021F, 2.000%, 7/01/36
1/31 at 100.00 AA+ 3,978,996
8,430 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021H, 2.150%, 7/01/36
1/31 at 100.00 N/R 7,101,263
3,300 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2022A, 2.600%, 7/01/37
7/31 at 100.00 N/R 2,774,079
2,255 Minnesota Rural Water Finance Authority, Public Projects Construction
Notes, Series 2021B, 0.300%, 8/01/22
8/22 at 100.00 N/R 2,251,843
4,315 Minnesota Rural Water Finance Authority, Public Projects Construction
Notes, Series 2022, 2.625%, 12/01/23
12/22 at 100.00 N/R 4,315,604
900 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2013A, 5.000%, 1/01/23
No Opt. Call A- 914,922
52,605 Total Minnesota 48,200,440
Mississippi - 0.4%
7,500 Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control
Revenue Bonds, International Paper Company Project, Refunding Series
2022, 2.650%, 4/01/37, (Mandatory Put 4/01/27)
4/27 at 100.00 N/R 7,189,800
6,865 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
3/24 at 100.00 A- 6,802,597
1,000 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2020A, 2.250%, 12/01/35
6/29 at 100.00 Aaa 849,840
615 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 1.800%, 12/01/35
6/30 at 100.00 Aaa 493,568
9,750 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Refunding Series 2020A-1, 5.000%,
9/01/44, (Mandatory Put 9/01/25)
3/25 at 100.00 BBB+ 10,281,765

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Mississippi (continued)
$ 3,680 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24
No Opt. Call BBB+ $ 3,845,931
3,395 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
North Mississippi Health Services, Series 2020-II, 5.000%, 10/01/40,
(Mandatory Put 3/01/27)
12/26 at 100.00 AA 3,681,776
Mississippi State, Gaming Tax Revenue Bonds, Series
2019A:
350 5.000%, 10/15/22 No Opt. Call A+ 353,325
250 5.000%, 10/15/23 No Opt. Call A+ 259,045
205 5.000%, 10/15/24 No Opt. Call A+ 217,003
1,245 5.000%, 10/15/25 No Opt. Call A+ 1,340,242
34,855 Total Mississippi 35,314,892
Missouri - 1.4%
Branson Industrial Development Authority, Missouri,
Tax Increment Revenue Bonds, Branson Shoppes
Redevelopment Project, Refunding Series 2017A:
765 4.000%, 11/01/22 No Opt. Call N/R 764,067
755 4.000%, 11/01/23 No Opt. Call N/R 750,100
Jackson County Reorganized School District R-7, Lees
Summit, Missouri, General Obligation Bonds, Refunding &
School Building Series 2020:
7,715 4.000%, 3/01/29 No Opt. Call AA+ 8,313,221
7,600 4.000%, 3/01/30 3/29 at 100.00 AA+ 8,123,184
24,750 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Market-
Adjusted Tax Exempt Securities Series 1992, 1.600%, 12/01/22
8/22 at 100.00 A 24,724,260
5,035 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A 4,705,862
11,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 A 10,280,930
5,195 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 A 4,761,217
1,320 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.000%,
5/01/23
No Opt. Call BBB 1,350,386
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2022A:
1,150 5.000%, 6/01/25 No Opt. Call N/R 1,230,799
1,600 5.000%, 6/01/26 No Opt. Call N/R 1,740,496
1,300 5.000%, 6/01/27 No Opt. Call N/R 1,435,213
800 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2019C, 2.500%, 11/01/34
5/29 at 100.00 AA+ 773,344
1,095 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021A, 1.950%, 11/01/36
5/30 at 100.00 AA+ 943,299
1,945 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021B, 1.800%, 11/01/36
5/30 at 100.00 AA+ 1,526,786

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding
Series 2014A:
$ 2,420 5.000%, 1/01/25 No Opt. Call A $ 2,577,058
5,100 5.000%, 1/01/26 1/25 at 100.00 A 5,424,615
20,000 Missouri Public Utilities Commission, Interim Construction Notes, Series
2022, 0.750%, 8/01/23
11/22 at 100.00 N/R 19,659,600
Saint Charles County Francis Howell School District,
Missouri, General Obligation Bonds, Series 2020:
2,055 4.000%, 3/01/30 3/28 at 100.00 AA 2,183,499
1,480 4.000%, 3/01/31 3/28 at 100.00 AA 1,564,138
Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St.
Louis International Airport, Refunding Series 2015:
1,000 5.000%, 7/01/22 No Opt. Call A2 1,000,000
1,085 5.000%, 7/01/23 No Opt. Call A2 1,118,646
9,385 The Board of Education of the City of St. Louis, Missouri, General
Obligation Refunding Bonds, Series 2022, 4.000%, 4/01/24 - BAM
Insured
No Opt. Call N/R 9,676,780
114,550 Total Missouri 114,627,500
Montana - 0.5%
31,390 Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding
Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%,
8/01/23
No Opt. Call A 31,423,901
Lewis and Clark County School District 9 East Helena,
Montana, General Obligation Bonds, School Building
Series 2018:
1,000 5.000%, 7/01/27 No Opt. Call A+ 1,116,230
1,055 5.000%, 7/01/28 No Opt. Call A+ 1,188,373
1,335 5.000%, 7/01/29 7/28 at 100.00 A+ 1,500,807
760 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021A-
1, 1.850%, 12/01/36
6/30 at 100.00 AA+ 610,972
500 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021B,
1.850%, 12/01/36
12/30 at 100.00 AA+ 399,500
36,040 Total Montana 36,239,783
National - 0.0%
2,755 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A,
3.400%, 1/25/36
No Opt. Call AA+ 2,708,540
Nebraska - 0.5%
8,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Series 2018A, 5.000%, 3/01/50, (Mandatory Put 1/01/24)
10/23 at 100.43 A2 8,240,480
815 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2020B, 5.000%,
11/15/53, (Mandatory Put 11/15/25)
8/25 at 100.00 AA- 877,307
1,000 Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015,
5.000%, 11/01/22
No Opt. Call A 1,011,620
Douglas County School District 17 Millard, Nebraska,
General Obligation Bonds, Series 2020:
1,295 5.000%, 12/15/28 No Opt. Call AA 1,483,280
1,520 5.000%, 12/15/29 No Opt. Call AA 1,762,349
1,590 5.000%, 12/15/30 No Opt. Call AA 1,862,160

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
$ 1,915 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2019D, 2.600%, 9/01/34
3/29 at 100.00 AA+ $ 1,720,129
8,620 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.350%, 9/01/35
3/29 at 100.00 AA+ 7,579,566
2,430 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A, 1.850%, 9/01/35
3/30 at 100.00 AA+ 1,927,039
3,405 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.100%, 9/01/36
9/30 at 100.00 AA+ 2,727,201
1,500 Nebraska Public Power District, General Revenue Bonds, Forward Delivery
Series 2021A, 5.000%, 1/01/23
No Opt. Call A+ 1,525,170
Omaha, Nebraska, General Obligation Bonds, Various
Purpose and Refunding Bonds, Series 2021:
1,170 5.000%, 4/15/24 No Opt. Call N/R 1,231,179
825 5.000%, 4/15/25 No Opt. Call N/R 890,101
800 5.000%, 4/15/26 No Opt. Call N/R 877,528
6,450 Washington County, Nebraska, Wastewater and Solid Waste Disposal
Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand
Series 2012, 0.900%, 9/01/30, (AMT), (Mandatory Put 9/01/25)
No Opt. Call A 6,058,485
41,335 Total Nebraska 39,773,594
Nevada - 1.2%
1,000 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Building Series 2020A, 3.000%, 6/15/24 - AGM Insured
No Opt. Call AA 1,017,970
Clark County School District, Nevada, General Obligation
Bonds, Limited Tax Building Series 2021B:
7,110 5.000%, 6/15/24 No Opt. Call N/R 7,507,449
7,465 5.000%, 6/15/25 No Opt. Call N/R 8,043,612
7,850 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Various Purpose Medium-Term Series 2021C, 5.000%, 6/15/25
No Opt. Call N/R 8,458,454
Clark County, Nevada, Airport Revenue Bonds, Junior
Subordinate Lien Notes Series 2021B:
1,500 5.000%, 7/01/22, (AMT) No Opt. Call A1 1,500,000
1,925 5.000%, 7/01/23, (AMT) No Opt. Call A1 1,978,939
2,050 5.000%, 7/01/24, (AMT) No Opt. Call A1 2,147,416
3,100 5.000%, 7/01/25, (AMT) No Opt. Call A1 3,310,831
Clark County, Nevada, Highway Revenue Bonds, Indexed
Fuel Tax & Motor Vehicle Fuel Tax Series 2021:
2,730 5.000%, 7/02/22 No Opt. Call AA- 2,730,000
3,355 5.000%, 7/01/23 No Opt. Call AA- 3,463,065
3,520 5.000%, 7/01/24 No Opt. Call AA- 3,722,435
3,700 5.000%, 7/01/25 No Opt. Call AA- 3,995,963
1,860 Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power
Company Project, Refunding Series 2017, 1.650%, 1/01/36, (Mandatory
Put 3/31/23)
No Opt. Call A+ 1,851,890
Las Vegas Convention and Visitors Authority, Nevada,
Revenue Bonds, Refunding Series 2017B:
840 5.000%, 7/01/23 No Opt. Call Aa3 864,788
910 5.000%, 7/01/25 No Opt. Call Aa3 975,957
Las Vegas Valley Water District, Nevada, General
Obligation Bonds, Limited Tax Refunding Series 2021C:
6,500 5.000%, 6/01/24 No Opt. Call Aa1 6,867,835
13,660 5.000%, 6/01/25 No Opt. Call Aa1 14,747,336
13,020 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Limited Tax Refunding Water Series 2021A, 5.000%, 6/01/24
No Opt. Call Aa1 13,756,802

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A:
$ 1,970 1.850%, 10/01/33 10/30 at 100.00 AA+ $ 1,651,451
1,970 2.000%, 10/01/36 10/30 at 100.00 AA+ 1,601,531
3,000 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021B, 2.200%, 10/01/36
10/30 at 100.00 N/R 2,472,390
4,560 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Senior Lien Series 2021D, 0.250%, 12/01/22
7/22 at 100.00 N/R 4,538,568
100 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District
1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.500%,
6/15/24, 144A
No Opt. Call Ba2 96,765
93,695 Total Nevada 97,301,447
New Hampshire - 0.3%
8,420 National Finance Authority, New Hampshire, Pollution Control Revenue
Bonds, New York State Electric & Gas Corporation Project, Refunding
Series 2022A, 4.000%, 12/01/28, (AMT)
No Opt. Call N/R 8,440,461
13,115 New Hampshire Business Finance Authority, Pollution Control Revenue
Bonds, United Illuminating Company, Refunding Series 2003A, 2.800%,
10/01/33, (Mandatory Put 10/02/23)
No Opt. Call A 13,192,641
2,710 New Hampshire State, General Obligation Bonds, Capital Improvement
Series 2020C, 5.000%, 12/01/26
No Opt. Call Aa1 3,025,552
24,245 Total New Hampshire 24,658,654
New Jersey - 4.8%
8,515 Bergen County Improvement Authority, New Jersey, County Guaranteed
Project Note, Bergen New Bridge Medical Center Project, Series 2020,
3.000%, 8/15/22
No Opt. Call N/R 8,530,753
10,000 Berkeley Township, New Jersey, General Obligation Bonds, Anticipation
Notes, Series 2021B, 1.000%, 8/30/22
No Opt. Call N/R 9,994,700
5,900 Burlington County Bridge Commission, New Jersey, Governmental
Leasing Program Revenue Bonds, Series 2021C, 2.000%, 11/10/22
No Opt. Call N/R 5,913,393
Delaware River Port Authority, New Jersey and
Pennsylvania, Revenue Bonds, Refunding Series 2018B:
8,940 5.000%, 1/01/23 No Opt. Call A+ 9,088,672
6,730 5.000%, 1/01/24 No Opt. Call A+ 7,027,937
Delran Township, New Jersey, General Obligation Bonds,
Series 2019:
1,000 2.000%, 10/15/27 No Opt. Call AA 949,620
1,000 2.000%, 10/15/28 No Opt. Call AA 925,610
1,000 2.000%, 10/15/29 No Opt. Call AA 900,110
26,550 Essex County, New Jersey, General Obligation Bonds, Bond Antiipation
Notes, Series 2021, 1.000%, 8/30/22
No Opt. Call N/R 26,536,459
980 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call BBB- (4) 1,025,011
Gloucester Township, New Jersey, General Obligation
Bonds, Series 2019:
3,640 2.000%, 2/01/26 - BAM Insured No Opt. Call AA 3,474,780
3,975 2.000%, 2/01/27 - BAM Insured No Opt. Call AA 3,729,067
10,425 Hudson County Improvement Authority, County Guaranteed Pooled
Notes, Series 2021C-1, 1.000%, 8/16/22
No Opt. Call N/R 10,420,830

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
Hudson County Improvement Authority, New Jersey,
County Secured Lease Revenue Bonds, Hudson County
Courthouse Project, Series 2020:
$ 570 4.000%, 10/01/25 No Opt. Call AA $ 601,037
770 5.000%, 10/01/26 No Opt. Call AA 851,250
850 Monmouth County Improvement Authority, New Jersey, Governmental
Pooled Loan Revenue Bonds, Series 2020, 4.000%, 12/01/22
No Opt. Call AAA 859,154
16,508 Montgomery Township, New Jersey, General Obligation Bonds, Bond
Anticipation Note Series 2021, 1.500%, 8/19/22
No Opt. Call N/R 16,512,382
10,065 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 5.000%, 11/01/29
No Opt. Call Baa1 11,028,623
5,730 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3 5,483,037
10,545 New Jersey Economic Development Authority, Revenue Bonds, Municipal
Rehabilitation, Refunding Series 2019A, 5.250%, 4/01/25
No Opt. Call BBB 11,104,518
3,145 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.000%, 6/15/26
No Opt. Call Baa1 3,358,168
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Social Series 2021QQQ:
245 5.000%, 6/15/23 No Opt. Call Baa1 252,061
300 5.000%, 6/15/24 No Opt. Call Baa1 313,608
575 5.000%, 6/15/25 No Opt. Call Baa1 606,090
2,000 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2012II,
5.000%, 3/01/25
7/22 at 100.00 Baa1 2,002,300
7,330 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2014PP,
5.000%, 6/15/30, (Pre-refunded 6/15/24)
6/24 at 100.00 Baa1 (4) 7,756,020
2,300 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
8/22 at 101.00 Ba3 2,326,542
4,940 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020B, 1.200%, 11/01/34, (AMT), (Mandatory Put 6/01/23)
No Opt. Call A+ 4,888,970
2,500 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020C, 1.150%, 6/01/23, (AMT)
No Opt. Call A+ 2,477,200
9,180 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020E, 0.850%, 12/01/25, (AMT)
No Opt. Call A+ 8,491,500
5,340 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Term Series 2019B-1, 5.000%,
7/01/43, (Mandatory Put 7/01/24)
4/24 at 100.87 AA- 5,616,078
4,830 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Term Series 2019B-2, 5.000%,
7/01/42, (Mandatory Put 7/01/25)
4/25 at 100.85 AA- 5,145,592
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2021B:
3,500 0.650%, 5/01/24 No Opt. Call N/R 3,392,445
6,335 0.750%, 11/01/24 No Opt. Call N/R 6,089,202

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Infrastructure Bank, Environmental
Infrastructure Bonds, Green Series 2021A-1:
$ 3,785 5.000%, 9/01/22 No Opt. Call AAA $ 3,807,180
3,955 5.000%, 9/01/23 No Opt. Call AAA 4,103,471
4,125 5.000%, 9/01/24 No Opt. Call AAA 4,388,546
4,295 5.000%, 9/01/25 No Opt. Call AAA 4,674,979
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
1,770 4.000%, 6/01/23 No Opt. Call A3 1,802,550
7,075 5.000%, 6/01/24 No Opt. Call A3 7,434,552
13,605 5.000%, 6/01/25 No Opt. Call A3 14,545,105
17,055 5.000%, 6/01/26 No Opt. Call A3 18,532,645
6,150 5.000%, 6/01/27 No Opt. Call A3 6,783,757
210 5.000%, 6/01/28 No Opt. Call A3 233,919
365 4.000%, 6/01/30 No Opt. Call A3 386,068
550 4.000%, 6/01/31 No Opt. Call A3 580,806
1,250 4.000%, 6/01/32 No Opt. Call A3 1,316,350
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A:
4,370 5.000%, 6/15/24 No Opt. Call A+ 4,588,631
5,220 5.000%, 6/15/28 6/26 at 100.00 A+ 5,614,841
3,070 5.000%, 6/15/29 6/26 at 100.00 A+ 3,286,865
315 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006A, 5.500%, 12/15/22
No Opt. Call Baa1 320,604
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019A:
5,700 5.000%, 12/15/24 No Opt. Call Baa1 5,967,102
5,185 5.000%, 12/15/25 No Opt. Call Baa1 5,500,559
9,780 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/32
12/28 at 100.00 Baa1 10,449,148
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2021A:
3,095 5.000%, 6/15/26 No Opt. Call Baa1 3,304,779
2,500 5.000%, 6/15/27 No Opt. Call Baa1 2,699,050
Newark Board of Education, Essex County, New Jersey,
General Obligation Bonds, School Energy Savings Series
2021:
150 5.000%, 7/15/22 No Opt. Call BBB+ 150,156
350 5.000%, 7/15/23 No Opt. Call BBB+ 361,483
500 5.000%, 7/15/24 No Opt. Call BBB+ 526,490
7,000 Newark, New Jersey, General Obligation Bonds, Capital Improvement
Bond Anticipation Notes, Series 2021E, 1.250%, 10/03/22
No Opt. Call N/R 6,999,650
1,700 Passaic Valley Sewer Commissioners, New Jersey, Sewer Revenue Bonds,
Series 2010G, 5.750%, 12/01/22
No Opt. Call A2 1,728,883
1,635 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Chambers Project, Refunding Series 2014A,
5.000%, 12/01/23, (AMT), (ETM)
No Opt. Call BBB (4) 1,681,467
15,110 Somerset County, New Jersey, General Obligation Bonds, Bond
Anticpation Notes Series 2021, 1.000%, 9/07/22
No Opt. Call N/R 15,099,423

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
$ 1,455 5.000%, 6/01/23 No Opt. Call A $ 1,485,773
9,420 5.000%, 6/01/24 No Opt. Call A 9,761,475
6,095 5.000%, 6/01/25 No Opt. Call A 6,398,531
10,190 5.000%, 6/01/26 No Opt. Call A 10,821,882
6,145 5.000%, 6/01/29 6/28 at 100.00 A 6,593,339
3,900 5.000%, 6/01/31 6/28 at 100.00 A- 4,147,650
2,005 4.000%, 6/01/37 6/28 at 100.00 A- 1,950,304
50 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 3.200%, 6/01/27
No Opt. Call BBB 50,003
6,795 Toms River Board of Education, Ocean County, New Jersey, General
Obligation Bonds, Regional Schools Series 2019, 2.250%, 7/15/28
7/26 at 100.00 AA- 6,424,333
6,695 Union County, New Jersey, General Obligation Bonds, Series 2018,
3.000%, 3/01/28
9/25 at 100.00 Aaa 6,764,896
368,833 Total New Jersey 378,939,964
New Mexico - 0.5%
13,540 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010A,
0.875%, 6/01/40, (Mandatory Put 10/01/26)
No Opt. Call N/R 12,201,842
10,000 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010B,
3.000%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call N/R 10,060,900
1,755 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 2.800%, 7/01/34
1/29 at 100.00 Aaa 1,613,073
1,990 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 1.950%, 7/01/36
7/30 at 100.00 Aaa 1,632,875
985 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 1.875%, 7/01/36
7/30 at 100.00 Aaa 795,407
6,640 New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue
Bonds, Refunding & Acquisition Sub-Series 2019A, 5.000%, 11/01/39,
(Mandatory Put 5/01/25)
2/25 at 100.73 Aa2 6,998,626
San Juan County, New Mexico, Gross Receipts Tax Revenue
Bonds, Refunding Series 2015A:
1,565 5.000%, 6/15/23 No Opt. Call A+ 1,610,839
1,625 5.000%, 6/15/24 No Opt. Call A+ 1,712,019
1,690 5.000%, 6/15/25 No Opt. Call A+ 1,818,490
1,760 5.000%, 6/15/26 6/25 at 100.00 A+ 1,888,093
601 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior
Lien Series 2022, 3.750%, 5/01/28, 144A
No Opt. Call N/R 560,535
42,151 Total New Mexico 40,892,699
New York - 8.5%
32,590 Dormitory Authority of the State of New York,  State Personal Income Tax
Revenue Bonds,  General Purpose, Series 2021B, 5.000%, 3/15/27
No Opt. Call AA+ 36,262,567
1,725 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2020A, 5.000%, 9/01/27
No Opt. Call BBB- 1,840,920
500 Dormitory Authority of the State of New York, Revenue Bonds, Northwell
Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48, (Mandatory Put
5/01/26)
11/25 at 100.00 A- 534,880
530 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Hospitals Center, Series 2014, 5.000%, 7/01/23
No Opt. Call A 546,700

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated Group,
Series 2017:
$ 1,000 5.000%, 12/01/22, 144A No Opt. Call BBB- $ 1,012,250
2,000 5.000%, 12/01/23, 144A No Opt. Call BBB- 2,071,340
Dormitory Authority of the State of New York, Revenue
Bonds, Rochester Institute of Technology, Series
2020A.  Forward Delivery:
1,780 5.000%, 7/01/22 No Opt. Call A1 1,780,000
1,010 5.000%, 7/01/24 No Opt. Call A1 1,064,237
1,000 5.000%, 7/01/25 No Opt. Call A1 1,077,880
18,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 1 Through 5, Series
2020A, 5.000%, 3/15/25, (ETM)
No Opt. Call AA+ (4) 19,426,680
8,740 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 5.000%, 2/15/27
No Opt. Call AA+ 9,710,927
3,490 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021A, 5.000%, 3/15/26
No Opt. Call AA+ 3,831,357
24,337 Guilderland Central School District, Albany County, New York, General
Obligation Bonds,  Series 2021, 1.250%, 7/29/22
No Opt. Call N/R 24,335,231
4,285 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Mandatory Tender Series 2020B, 0.850%, 9/01/50, (Mandatory
Put 9/01/25)
3/25 at 100.00 N/R 4,030,900
11,850 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Notes Series 2021, 1.000%, 9/01/25
9/23 at 100.00 A 11,114,944
1,350 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2000A, 0.000%, 6/01/23 - AGM Insured
No Opt. Call AA 1,326,254
1,065 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2020A, 5.000%, 9/01/25
No Opt. Call A 1,152,436
5,020 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Refunding Green Series 2016B-2,
5.000%, 11/15/32
11/26 at 100.00 AA 5,398,960
38,225 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22
No Opt. Call N/R 38,431,415
24,830 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2019F, 5.000%, 11/15/22
No Opt. Call N/R 25,114,552
15,040 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2020A-1, 5.000%, 2/01/23
No Opt. Call N/R 15,297,635
1,195 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2017C-1, 5.000%,
11/15/24
No Opt. Call A3 1,257,403
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Climate
Certified Series 2020E:
1,500 5.000%, 11/15/30 No Opt. Call A3 1,630,020
2,250 5.000%, 11/15/32 11/30 at 100.00 A3 2,393,415
8,295 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2012F, 5.000%, 11/15/30
11/22 at 100.00 A3 8,373,305
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2012D:
1,055 5.000%, 11/15/26, (Pre-refunded 11/15/22) 11/22 at 100.00 A3 (4) 1,067,502
1,935 5.000%, 11/15/29, (Pre-refunded 11/15/22) 11/22 at 100.00 A3 (4) 1,957,929

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 6,450 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Variable Rate Demand Obligations, Series 2005D-1, 1.362%,
11/01/35, (Mandatory Put 4/01/24) (SOFR*0.67% reference rate +
0.330% spread) (5)
1/24 at 100.00 A3 $ 6,280,816
Nassau County Local Economic Assistance Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014B:
2,010 5.000%, 7/01/23 No Opt. Call A- 2,073,335
1,075 5.000%, 7/01/24 No Opt. Call A- 1,123,526
685 5.000%, 7/01/25 7/24 at 100.00 A- 713,290
1,065 5.000%, 7/01/26 7/24 at 100.00 A- 1,108,154
1,500 5.000%, 7/01/27 7/24 at 100.00 A- 1,558,170
10,000 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Development Green Bond 2021K-
2, 0.900%, 11/01/60, (Mandatory Put 1/01/26)
10/24 at 100.00 N/R 9,270,300
5,760 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2020D-1B, 2.000%, 11/01/35
5/28 at 100.00 AA+ 4,565,203
2,490 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2020D-2, 0.700%, 5/01/60, (Mandatory Put 11/01/24)
11/22 at 100.00 AA+ 2,350,137
24,625 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2018C-2A,
2.350%, 7/01/22
7/22 at 100.00 AA+ 24,625,000
13,000 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2018L-2,
2.750%, 5/01/50, (Mandatory Put 12/29/23)
12/22 at 100.00 AA+ 13,016,510
New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Series 2019A-3A:
3,670 3.450%, 11/01/34 2/27 at 100.00 AA+ 3,527,457
10,140 1.125%, 5/01/60, (Mandatory Put 11/01/24) 7/22 at 100.00 AA+ 9,754,072
3,430 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2019G-1B,
2.550%, 11/01/34
5/27 at 100.00 AA+ 2,950,246
1,180 New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, The Churchill School and Center for Learning
Disabilities Inc., Short Term Auction Rate Series 1999, 2.250%, 10/01/29
- AGM Insured
No Opt. Call AA 1,086,402
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A:
1,000 5.000%, 1/01/24 - AGM Insured No Opt. Call AA 1,040,070
1,000 5.000%, 1/01/25 - AGM Insured No Opt. Call AA 1,057,680
1,000 5.000%, 1/01/26 - AGM Insured No Opt. Call AA 1,074,570
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2021
Subseries A:
5,945 5.000%, 11/01/24 No Opt. Call AAA 6,343,434
8,140 5.000%, 11/01/26 No Opt. Call AAA 9,009,189
8,845 5.000%, 11/01/28 No Opt. Call AAA 10,047,920
6,855 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries A-1, 5.000%,
11/01/25
No Opt. Call AAA 7,455,978
14,120 New York City, New York, General Obligation Bonds, Fiscal 2008 Series
J-4, 5.000%, 8/01/24
No Opt. Call Aa2 14,982,591

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York City, New York, General Obligation Bonds, Fiscal
2021 Series A-1:
$ 5,135 5.000%, 8/01/24 No Opt. Call AA $ 5,448,697
750 5.000%, 8/01/25 No Opt. Call AA 813,945
10,260 5.000%, 8/01/26 No Opt. Call AA 11,358,231
12,635 5.000%, 8/01/27 No Opt. Call AA 14,214,880
5,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, Rochester Gas and Electric Corporation, Series
2004A, 2.875%, 5/15/32, (Mandatory Put 7/01/25)
No Opt. Call A 5,053,800
45,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, Rochester Gas and Electric Corporation, Series
2004B, 3.000%, 5/15/32, (AMT), (Mandatory Put 7/01/25)
No Opt. Call A 45,644,850
New York State Housing Finance Agency, Affordable
Housing Revenue Bonds, Climate Bond Certified/Green
Bond Series 2018I:
3,550 2.550%, 11/01/22 No Opt. Call Aa2 3,561,680
2,315 2.650%, 5/01/23 No Opt. Call Aa2 2,328,959
3,000 2.700%, 11/01/23 8/22 at 100.00 Aa2 3,024,240
6,890 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020J,
0.750%, 5/01/25
7/22 at 100.00 Aa2 6,516,975
15,690 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020L-2,
0.750%, 11/01/25
7/22 at 100.00 Aa2 14,602,526
New York State Housing Finance Agency, Affordable
Housing Revenue Bonds, Climate Bond Certified/
Sustainability Green Series 2021J-2:
5,685 1.000%, 11/01/61, (Mandatory Put 11/01/26) 9/23 at 100.00 N/R 5,193,645
5,000 1.100%, 11/01/61, (Mandatory Put 5/01/27) 6/24 at 100.00 N/R 4,504,150
10,055 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Green Series 2022A-2, 2.500%, 11/01/60, (Mandatory Put
5/01/27)
3/24 at 100.00 N/R 9,701,667
8,065 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.500%, 11/01/34
5/28 at 100.00 Aa2 7,868,456
4,505 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2020H, 2.100%, 11/01/35
5/29 at 100.00 Aa2 3,596,387
9,485 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 223, 2.650%, 10/01/34
10/28 at 100.00 Aa1 8,343,006
2,415 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 225, 2.000%, 10/01/35
10/29 at 100.00 Aa1 1,916,882
3,460 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 227, 2.100%, 10/01/35
10/29 at 100.00 Aa1 2,781,563
New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231:
3,425 2.000%, 10/01/33 4/30 at 100.00 Aa1 2,833,674
9,990 2.200%, 10/01/36 4/30 at 100.00 Aa1 7,956,136
4,640 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 239, 2.200%, 10/01/36
10/30 at 100.00 N/R 3,652,144
16,400 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 242, 2.950%, 10/01/37
4/31 at 100.00 N/R 14,232,740
25,155 New York State Urban Development Corporation, State Sales Tax Revenue
Bonds, Series 2021A, 5.000%, 3/15/26
No Opt. Call N/R 27,634,277

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2022:
$ 5,000 5.000%, 12/01/27, (AMT) No Opt. Call N/R $ 5,298,950
2,000 5.000%, 12/01/28, (AMT) No Opt. Call N/R 2,121,680
2,000 5.000%, 12/01/29, (AMT) No Opt. Call N/R 2,122,520
3,015 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 4.000%, 10/01/30, (AMT)
No Opt. Call Baa3 2,932,148
Oyster Bay, Nassau County, New York, General Obligation
Bonds, Refunding Public Improvement Series 2022:
1,000 5.000%, 8/01/25 - AGM Insured No Opt. Call N/R 1,077,830
1,000 5.000%, 8/01/26 - AGM Insured No Opt. Call N/R 1,096,410
1,000 5.000%, 8/01/27 - AGM Insured No Opt. Call N/R 1,112,400
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Six Series 2021:
3,250 5.000%, 10/15/22, (AMT) No Opt. Call Aa3 3,279,510
3,200 5.000%, 10/15/23, (AMT) No Opt. Call Aa3 3,313,728
4,295 5.000%, 10/15/24, (AMT) No Opt. Call Aa3 4,538,612
Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long
Island Obligated Group Project, Series 2014:
520 5.000%, 7/01/25 7/24 at 100.00 A- 541,476
500 5.000%, 7/01/27 7/24 at 100.00 A- 519,390
Suffolk Tobacco Asset Securitization Corporation, New
York, Tobacco Settlement Asset-Backed Bonds, Senior
Series 2021A-2:
1,170 5.000%, 6/01/24 No Opt. Call N/R 1,208,235
2,370 5.000%, 6/01/25 No Opt. Call N/R 2,468,071
2,220 5.000%, 6/01/26 No Opt. Call N/R 2,334,885
2,230 5.000%, 6/01/27 No Opt. Call N/R 2,363,800
425 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Subordinate Series 2021B-1, 0.450%,
6/01/31
No Opt. Call N/R 419,934
7,475 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Refunding Variable Rate Series
2002F, 4.000%, 11/01/25
No Opt. Call N/R 7,916,997
6,560 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Series 2008B-2, 4.000%, 11/15/25
No Opt. Call N/R 6,951,304
2,475 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Variable Rate Demand Obligation Series 2005B-3
& 2005B-4, 1.385%, 1/01/32, (Mandatory Put 2/01/24) (SOFR*0.67%
reference rate + 0.380% spread) 2005 1 (5)
11/23 at 100.00 AA- 2,420,525
14,925 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Refunding Series 2022B, 5.000%, 5/15/26 (WI/DD,
Settling 8/18/22)
No Opt. Call N/R 16,302,578
1,200 Troy Capital Resource Corporation, New York,  Revenue Bonds, Rensselaer
Polytechnic Institute, Refunding Series 2020A. Forward Delivery, 5.000%,
9/01/22
No Opt. Call A3 1,207,008
TSASC Inc., New York, Tobacco Settlement Asset-Backed
Bonds, Fiscal 2017 Series A:
3,335 5.000%, 6/01/23 No Opt. Call A 3,390,494
1,925 5.000%, 6/01/26 No Opt. Call A 2,025,004
16,788 Victor Central School District, Ontario, Monroe & Wayne Counties, New
York, General Obligation Bonds, Anticipation Notes, Series 2021A,
1.500%, 7/29/22
No Opt. Call N/R 16,789,274

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 5,325 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv,
Series 2021SD, 2.875%, 7/01/26, 144A
No Opt. Call N/R $ 4,978,928
Yonkers, New York, General Obligation Bonds, Series
2012C:
2,440 3.000%, 8/15/22 No Opt. Call A 2,444,270
2,510 3.000%, 8/15/23 No Opt. Call A 2,539,894
667,240 Total New York 673,555,054
North Carolina - 1.5%
7,540 Alamance County, North Carolina, General Obligation Bonds, Public
Improvement Series 2021, 5.000%, 5/01/24
No Opt. Call AA 7,950,478
5,000 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Variable Rate Series
2018E, 0.800%, 1/15/48, (Mandatory Put 10/31/25)
No Opt. Call N/R 4,731,250
1,615 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call BBB 1,527,806
Durham, North Carolina, Utility System Revenue Bonds,
Refunding Series 2021:
2,870 3.000%, 8/01/22 No Opt. Call AAA 2,873,932
3,935 4.000%, 8/01/23 No Opt. Call AAA 4,033,808
10,800 Mecklenburg County, North Carolina, General Obligation Bonds, School
Series 2021, 5.000%, 3/01/27
No Opt. Call AAA 12,115,332
830 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2019-42, 2.450%, 7/01/34
7/28 at 100.00 AA+ 716,464
2,940 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.625%, 1/01/35
1/29 at 100.00 AA+ 2,611,631
5,000 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2021-47, 2.000%, 7/01/36
7/30 at 100.00 AA+ 4,038,300
North Carolina Municipal Power Agency 1, Catawba
Electric Revenue Bonds, Refunding Series 2015A:
3,125 5.000%, 1/01/26 No Opt. Call A 3,387,312
4,470 5.000%, 1/01/27 1/26 at 100.00 A 4,836,853
36,670 North Carolina State, Limited Obligation Bonds, Series 2020B, 5.000%,
5/01/24
No Opt. Call AA+ 38,693,451
18,950 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Bond Anticipation Bond Senior Lien Series 2020, 5.000%,
2/01/24
No Opt. Call BBB 19,730,929
10,850 Wake County, North Carolina, General Obligation Bonds, Public
Improvement Series 2022A, 5.000%, 2/01/25
No Opt. Call N/R 11,658,217
114,595 Total North Carolina 118,905,763
North Dakota - 0.6%
2,445 Bismarck, Burleigh County, North Dakota, General Obligation Bonds,
Refunding & Improvement Series 2020P, 4.000%, 5/01/24
No Opt. Call Aa1 2,535,000
8,450 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
11/22 at 100.00 Aa3 8,065,187

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota (continued)
Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A:
$ 1,085 5.000%, 5/01/23 No Opt. Call Aa2 $ 1,114,121
1,140 5.000%, 5/01/24 No Opt. Call Aa2 1,200,808
1,200 5.000%, 5/01/25 No Opt. Call Aa2 1,291,188
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series
2017A:
820 5.000%, 12/01/22 No Opt. Call Baa2 829,373
920 5.000%, 12/01/23 No Opt. Call Baa2 950,875
1,655 5.000%, 12/01/25 No Opt. Call Baa2 1,762,740
2,380 5.000%, 12/01/26 No Opt. Call Baa2 2,564,712
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021:
1,425 5.000%, 12/01/27 No Opt. Call Baa2 1,544,999
2,000 5.000%, 12/01/28 No Opt. Call Baa2 2,176,000
Horace, Cass County, North Dakota, General Obligation
Bonds, Refunding Improvement Series 2021:
200 3.000%, 5/01/23 No Opt. Call Baa2 201,708
200 3.000%, 5/01/25 No Opt. Call Baa2 202,448
225 4.000%, 5/01/27 No Opt. Call Baa2 236,432
500 3.000%, 5/01/28 5/27 at 100.00 Baa2 499,300
400 3.000%, 5/01/29 5/27 at 100.00 Baa2 393,152
430 3.000%, 5/01/30 5/27 at 100.00 Baa2 418,627
305 3.000%, 5/01/32 5/27 at 100.00 Baa2 282,820
1,600 Horace, Cass County, North Dakota, General Obligation Bonds, Temporary
Refunding Improvement Series 2021B, 0.600%, 10/01/23
10/22 at 100.00 N/R 1,556,048
North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C:
3,295 2.800%, 7/01/32 7/28 at 100.00 Aa1 3,088,766
1,390 3.000%, 7/01/34 7/28 at 100.00 Aa1 1,304,404
2,500 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020A, 2.700%, 7/01/35
7/29 at 100.00 Aa1 2,312,850
3,250 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020B, 2.100%, 7/01/35
1/30 at 100.00 Aa1 2,711,963
3,600 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2021A, 2.050%, 7/01/36
7/30 at 100.00 Aa1 2,923,524
2,500 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2021B, 2.300%, 7/01/36
1/31 at 100.00 N/R 2,109,800
700 University of North Dakota, Certificates of Participation, Housing
Infrastructure Project, Series 2021A, 5.000%, 6/01/24 - AGM Insured
No Opt. Call AA 736,918
Williston, North Dakota, County-Wide Public Safety Sales
Tax Revenue Bonds, Series 2015A:
2,275 4.000%, 7/15/22 No Opt. Call BBB+ 2,276,183
46,890 Total North Dakota 45,289,946

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio - 3.7%
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
$ 5,420 5.000%, 6/01/27 No Opt. Call A $ 5,804,007
11,535 5.000%, 6/01/28 No Opt. Call A 12,422,272
15,910 5.000%, 6/01/29 No Opt. Call A 17,236,098
7,680 5.000%, 6/01/30 No Opt. Call A 8,357,376
6,205 5.000%, 6/01/31 6/30 at 100.00 A- 6,713,500
6,740 5.000%, 6/01/32 6/30 at 100.00 A- 7,272,258
3,240 5.000%, 6/01/33 6/30 at 100.00 A- 3,486,434
6,265 5.000%, 6/01/34 6/30 at 100.00 A- 6,724,350
13,740 5.000%, 6/01/35 6/30 at 100.00 A- 14,710,594
2,745 5.000%, 6/01/36 6/30 at 100.00 A- 2,934,268
2,000 4.000%, 6/01/37 6/30 at 100.00 A- 1,960,040
1,500 4.000%, 6/01/38 6/30 at 100.00 A- 1,463,310
1,015 4.000%, 6/01/39 6/30 at 100.00 A- 984,205
Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017:
1,000 5.000%, 12/01/22 No Opt. Call A- 1,013,890
1,225 5.000%, 12/01/24 No Opt. Call A- 1,292,779
1,000 5.000%, 12/01/25 No Opt. Call A- 1,073,160
1,015 Cleveland, Ohio, Water Revenue Bonds, Series 2020FF, 5.000%, 1/01/28 No Opt. Call AA+ 1,142,819
5,290 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 4/01/30
10/28 at 100.00 AAA 6,015,418
Cuyahoga Falls City School District, Summit County, Ohio,
General Obligation Bonds, School Improvement Series
2021:
1,000 3.000%, 12/01/22 - BAM Insured No Opt. Call AA 1,006,610
875 3.000%, 12/01/23 - BAM Insured No Opt. Call AA 889,595
1,000 Franklin County Convention Facilities Authority, Ohio, Excise Tax and
Lease Revenue Bonds, Columbus City & Franklin County Lessees,
Refunding Anticipation Series 2014, 5.000%, 12/01/23, (ETM)
No Opt. Call Aa1 (4) 1,044,450
1,065 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati
Children's Hospital Medical Center, Refunding Series 2014S, 5.000%,
5/15/23
No Opt. Call AA 1,095,896
Indian Hill Exempted Village School District, Hamilton
County, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement Series 2021:
1,660 4.000%, 12/01/22 No Opt. Call Aaa 1,677,662
1,725 4.000%, 12/01/23 No Opt. Call Aaa 1,778,579
1,435 4.000%, 12/01/24 No Opt. Call Aaa 1,502,373
1,065 4.000%, 12/01/25 No Opt. Call Aaa 1,129,539
920 4.000%, 12/01/26 No Opt. Call Aaa 982,726
1,700 JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 1/01/23
No Opt. Call AA+ 1,729,291
5,120 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R 6,400
4,385 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 3/01/23
No Opt. Call N/R 5,481
35,230 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (6)
No Opt. Call N/R 44,037

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,015 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010A, 3.125%, 7/01/33 (6)
No Opt. Call N/R $ 1,269
35 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005B,
3.125%, 1/01/34 (6)
No Opt. Call N/R 44
2,525 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B,
3.625%, 10/01/33 (6)
No Opt. Call N/R 3,156
10,660 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005A, 2.100%,
1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+ 10,348,088
13,950 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005B, 2.100%,
7/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+ 13,541,823
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005D, 2.100%,
10/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+ 970,740
15,750 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007A, 2.500%,
8/01/40, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+ 14,231,542
10,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007B, 2.500%,
11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+ 9,035,900
2,275 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014A, 2.400%,
12/01/38, (Mandatory Put 10/01/29)
10/24 at 100.00 BBB+ 2,060,240
11,860 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014B, 2.600%,
6/01/41, (AMT), (Mandatory Put 10/01/29)
10/24 at 100.00 BBB+ 10,790,347
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014C, 2.100%,
12/01/27, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+ 970,740
6,600 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014D, 1.900%,
5/01/26, (Mandatory Put 10/01/24)
No Opt. Call BBB+ 6,385,632
20,250 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton
Power & Light Company Project, Refunding Collateralized Series 2015A,
4.250%, 11/01/40, (AMT), (Mandatory Put 6/01/27)
No Opt. Call N/R 20,436,705
10,600 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dueke
Energy Corporation Project, Refunding Series 2022A, 4.250%, 11/01/39,
(AMT), (Mandatory Put 6/01/27)
No Opt. Call N/R 10,744,902
735 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT), 144A
No Opt. Call N/R 746,672
1,415 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019A, 3.500%, 9/01/34
3/28 at 100.00 Aaa 1,386,686
2,685 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 2.800%, 9/01/34
9/28 at 100.00 Aaa 2,476,617
1,580 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.500%, 9/01/35
3/29 at 100.00 Aaa 1,523,752
3,795 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021A, 2.050%, 9/01/36
3/30 at 100.00 Aaa 3,058,808

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 2,995 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021C, 2.250%, 9/01/36
9/30 at 100.00 N/R $ 2,476,026
Ohio State, Capital Facilities Lease Appropriation Bonds,
Mental Health Facilities Improvement Fund Project, Series
2021A:
2,650 5.000%, 2/01/24 No Opt. Call AA 2,777,704
2,975 5.000%, 2/01/25 No Opt. Call AA 3,189,646
26,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Series 2018D, 5.000%, 1/15/39, (Mandatory Put 9/15/23)
No Opt. Call A 26,950,820
Ohio State, Major New State Infrastructure Project Revenue
Bonds, Series 2021-1A:
2,500 5.000%, 12/15/22 No Opt. Call AA 2,539,275
1,215 5.000%, 12/15/23 No Opt. Call AA 1,269,553
1,885 5.000%, 12/15/24 No Opt. Call AA 2,014,745
Ohio State, Turnpike Revenue Bonds, Ohio Turnpike
and Infrastructure Commission, Infrastructure Projects,
Refunding Junior Lien Series 2022A. Forward Delivery:
2,750 5.000%, 2/15/24 (WI/DD, Settling 11/17/22) No Opt. Call N/R 2,850,182
3,265 5.000%, 2/15/25 (WI/DD, Settling 11/17/22) No Opt. Call N/R 3,448,624
3,315 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (6)
No Opt. Call N/R 4,144
5,380 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (6)
No Opt. Call N/R 6,725
1,175 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call N/R 1,469
7,135 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010A, 3.750%, 7/01/33 (6)
No Opt. Call N/R 8,919
120 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call N/R 150
2,245 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2006B, 4.000%, 12/01/33 (6)
No Opt. Call N/R 2,806
Ohio Water Development Authority, Water Pollution
Control Loan Fund Revenue Bonds, Series 2020B:
1,675 5.000%, 6/01/25 No Opt. Call AAA 1,813,254
7,410 5.000%, 12/01/26 No Opt. Call AAA 8,262,965
Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding
Series 2021A:
5,135 4.000%, 12/01/25 No Opt. Call N/R 5,434,011
4,940 4.000%, 12/01/26 No Opt. Call N/R 5,287,480
353,200 Total Ohio 290,551,578
Oklahoma - 4.2%
Blaine County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Watonga
Public Schools Project, Series 2022:
1,000 5.000%, 12/01/31 No Opt. Call N/R 1,107,630
1,015 5.000%, 12/01/32 No Opt. Call N/R 1,124,123

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Refunding Series 2020:
$ 760 4.000%, 12/01/22 No Opt. Call A $ 767,562
665 4.000%, 12/01/24 No Opt. Call A 691,600
Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020:
655 4.000%, 9/01/23 No Opt. Call A 670,380
1,220 4.000%, 9/01/25 No Opt. Call A 1,279,804
1,600 2.000%, 9/01/27 No Opt. Call A 1,510,240
Canadian County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Mustang Public Schools Project, Refunding Series 2021:
1,660 3.000%, 9/01/22 No Opt. Call AA- 1,664,399
3,000 3.000%, 9/01/23 No Opt. Call AA- 3,041,850
4,015 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series
2017, 4.000%, 9/01/24
No Opt. Call AA- 4,165,643
6,610 Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Moore Public Schools Project, Series
2016, 5.000%, 6/01/23
No Opt. Call A+ 6,805,722
Cleveland County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Moore Public Schools Project, Series 2021:
7,015 4.000%, 6/01/26 No Opt. Call Aa3 7,417,661
9,230 4.000%, 6/01/27 No Opt. Call Aa3 9,821,274
1,330 Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Noble Public Schools Project, Series
2017, 5.000%, 9/01/29
9/27 at 100.00 A 1,473,414
Cleveland County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Norman Public Schools Project, Series 2019.:
4,295 5.000%, 6/01/24 No Opt. Call A+ 4,533,888
3,600 5.000%, 6/01/25 No Opt. Call A+ 3,882,348
Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2022:
8,005 2.000%, 3/01/25 No Opt. Call N/R 7,920,947
8,005 2.000%, 3/01/26 No Opt. Call N/R 7,824,007
8,010 2.000%, 3/01/27 No Opt. Call N/R 7,715,953
Cleveland County Independent School District 29 Norman,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2022:
7,525 2.000%, 3/01/25 No Opt. Call N/R 7,445,987
7,525 2.000%, 3/01/26 No Opt. Call N/R 7,354,860
Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022:
1,000 5.000%, 10/01/27 (WI/DD, Settling 7/14/22) No Opt. Call N/R 1,091,650
1,000 3.250%, 10/01/28 (WI/DD, Settling 7/07/22) No Opt. Call N/R 997,090
1,000 Comanche County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series
2017A, 5.000%, 12/01/24
No Opt. Call A 1,053,890
2,175 Garfield County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Enid Public Schools Project, Series
2016A, 5.000%, 9/01/26
No Opt. Call A 2,372,881

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018:
$ 385 5.000%, 9/01/24 No Opt. Call A- $ 402,691
310 5.000%, 9/01/25 No Opt. Call A- 329,316
200 5.000%, 9/01/26 No Opt. Call A- 215,336
450 5.000%, 9/01/27 No Opt. Call A- 490,189
510 5.000%, 9/01/29 9/28 at 100.00 A- 574,801
350 5.000%, 9/01/30 9/28 at 100.00 A- 393,092
1,100 5.000%, 9/01/31 9/28 at 100.00 A- 1,231,010
300 5.000%, 9/01/32 9/28 at 100.00 A- 334,932
Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Minco Public
Schools Project, Series 2018:
1,305 5.000%, 9/01/31 9/28 at 100.00 A- 1,460,426
1,000 5.000%, 9/01/32 9/28 at 100.00 A- 1,116,440
1,300 5.000%, 9/01/33 9/28 at 100.00 A- 1,446,614
Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019:
630 4.000%, 9/01/25 No Opt. Call A+ 660,687
790 4.000%, 9/01/27 No Opt. Call A+ 843,783
765 4.000%, 9/01/29 No Opt. Call A+ 824,028
Kay County Public Buildings Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Ponca City
Public Schools Project, Series 2022:
6,005 5.000%, 9/01/25 No Opt. Call N/R 6,403,492
5,045 5.000%, 9/01/27 No Opt. Call N/R 5,510,653
McClain County Economic Development Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Blanchard Public Schools Project, Series 2019:
550 4.000%, 9/01/22 No Opt. Call A 552,178
460 4.000%, 9/01/23 No Opt. Call A 470,640
485 4.000%, 9/01/24 No Opt. Call A 501,844
920 4.000%, 9/01/25 No Opt. Call A 960,250
1,430 4.000%, 9/01/26 No Opt. Call A 1,503,058
600 4.000%, 9/01/27 No Opt. Call A 632,826
700 4.000%, 9/01/28 No Opt. Call A 738,885
615 4.000%, 9/01/29 No Opt. Call A 649,766
Okarche Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Okarche
Public Schools Project, Series 2016:
1,100 5.000%, 9/01/27 9/26 at 100.00 A- 1,206,887
1,125 5.000%, 9/01/28 9/26 at 100.00 A- 1,231,987
Oklahoma City, Oklahoma, General Obligation Bonds,
Series 2021:
6,140 2.000%, 3/01/23 No Opt. Call AAA 6,160,446
4,640 2.000%, 3/01/24 No Opt. Call AAA 4,652,714
Oklahoma County Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Jones Public
Schools Project, Series 2020:
590 4.000%, 9/01/26 No Opt. Call BBB+ 615,653
1,000 4.000%, 9/01/27 No Opt. Call BBB+ 1,048,840
1,000 4.000%, 9/01/28 No Opt. Call BBB+ 1,049,810
1,000 4.000%, 9/01/29 No Opt. Call BBB+ 1,051,290
1,000 4.000%, 9/01/30 No Opt. Call BBB+ 1,051,310
1,000 4.000%, 9/01/31 9/30 at 100.00 BBB+ 1,058,880
1,000 4.000%, 9/01/32 9/30 at 100.00 BBB+ 1,042,470

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
$ 505 Oklahoma County Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Midwest City-Del City Public Schools Project,
Series 2018, 5.000%, 10/01/22
No Opt. Call A+ $ 509,358
Oklahoma County Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Western
Heights Public Schools Project, Series 2018A:
1,275 5.000%, 9/01/23 No Opt. Call A+ 1,318,987
3,305 5.000%, 9/01/24 No Opt. Call A+ 3,494,575
13,000 Oklahoma County Independent School District 12 Edmond, General
Obligation Bonds, Combined Purpose Series 2022, 2.000%, 3/01/25
No Opt. Call N/R 12,863,500
Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B:
600 5.000%, 8/15/22 No Opt. Call Baa3 600,594
2,295 5.000%, 8/15/24 No Opt. Call Baa3 2,301,656
1,895 5.000%, 8/15/25 No Opt. Call Baa3 1,886,681
1,000 5.000%, 8/15/26 No Opt. Call Baa3 994,150
3,675 5.000%, 8/15/27 No Opt. Call Baa3 3,647,915
1,000 5.000%, 8/15/28 No Opt. Call Baa3 990,080
26,785 Oklahoma Development Finance Authority, Limited Obligation Revenue
Bonds, Gilcrease Expressway West Project, Series 2020, 1.625%,
7/06/23, (AMT)
7/22 at 100.00 Baa2 26,344,387
370 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 2.650%, 9/01/35
3/29 at 100.00 Aaa 368,154
Pittsburg County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
McAlester Public Schools Project, Series 2021:
185 4.000%, 12/01/28 No Opt. Call A- 195,084
250 4.000%, 12/01/29 No Opt. Call A- 263,693
325 4.000%, 12/01/30 No Opt. Call A- 342,433
255 4.000%, 12/01/31 No Opt. Call A- 268,946
255 4.000%, 12/01/32 12/31 at 100.00 A- 267,584
Pontotoc County Educational Facilities Authority,
Oklahoma, Facilities Lease Revenue Bonds, Ada Public
Schools Project, Series 2021:
200 4.000%, 9/01/26 No Opt. Call N/R 208,856
600 4.000%, 9/01/28 No Opt. Call N/R 627,828
Rogers County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Verdigris Public Schools Project,
Series 2018:
1,780 3.000%, 9/01/22 No Opt. Call A+ 1,784,610
5,255 4.000%, 9/01/24 No Opt. Call A+ 5,439,766
Rogers County Industrial Development Authority,
Oklahoma, Capital Improvement Revenue Bonds,
Refunding Series 2017:
825 3.000%, 4/01/23 No Opt. Call N/R 830,725
850 3.000%, 4/01/24 No Opt. Call N/R 857,217
725 4.000%, 4/01/25 No Opt. Call N/R 748,229
770 4.000%, 4/01/26 4/25 at 100.00 N/R 789,235
715 4.000%, 4/01/27 4/25 at 100.00 N/R 728,213
Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020:
400 3.000%, 11/01/31 11/28 at 100.00 Aa3 383,536
500 3.000%, 11/01/32 11/28 at 100.00 Aa3 468,900
530 3.000%, 11/01/33 11/28 at 100.00 Aa3 489,402

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Stephens County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Marlow Public Schools Project, Series 2022:
$ 1,990 5.000%, 9/01/34 9/32 at 100.00 N/R $ 2,176,662
1,075 5.000%, 9/01/35 9/32 at 100.00 N/R 1,170,245
Texas County Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Guymon
Public Schools Project, Series 2018:
885 4.000%, 12/01/23 No Opt. Call A 905,275
1,100 5.000%, 12/01/25 No Opt. Call A 1,178,254
2,715 Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Broken Arrow Public Schools Project, Series 2012,
4.000%, 9/01/22
No Opt. Call AA- 2,726,647
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public
Schools Project, Series 2016:
1,175 5.000%, 9/01/22 No Opt. Call AA- 1,181,862
6,870 5.000%, 9/01/23 No Opt. Call AA- 7,127,075
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public
Schools Project, Series 2019A:
8,335 5.000%, 9/01/27 No Opt. Call AA- 9,340,785
10,730 5.000%, 9/01/28 No Opt. Call AA- 12,150,330
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Glenpool Public Schools
Project, Series 2017A:
570 5.000%, 9/01/22 No Opt. Call A+ 573,255
765 5.000%, 9/01/23 No Opt. Call A+ 792,639
600 5.000%, 9/01/24 No Opt. Call A+ 635,718
1,330 5.000%, 9/01/25 No Opt. Call A+ 1,439,193
2,055 Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Jenks Public Schools Project, Series 2015, 5.000%,
9/01/22
No Opt. Call AA- 2,067,001
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Owasso Public Schools
Project, Series 2018:
1,585 5.000%, 9/01/22 No Opt. Call A+ 1,594,050
1,120 5.000%, 9/01/23 No Opt. Call A+ 1,160,466
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Sand Springs Public
Schools Project, Series 2019:
725 5.000%, 9/01/25 No Opt. Call A 779,244
500 4.000%, 9/01/26 No Opt. Call A 528,170
630 5.000%, 9/01/26 No Opt. Call A 685,503
1,010 5.000%, 9/01/27 No Opt. Call A 1,118,464
1,500 Tulsa Public Facilities Authority, Oklahoma, Capital Improvement Revenue
Bonds, Series 2020, 3.000%, 5/01/24
No Opt. Call AA- 1,528,500
30,465 Tulsa, Oklahoma, General Obligation Bonds, Refunding Series 2021A,
0.750%, 2/01/23
No Opt. Call Aa1 30,245,957
Tulsa, Oklahoma, General Obligation Bonds, Series 2021:
6,300 0.050%, 11/01/23 No Opt. Call N/R 6,091,659
12,800 0.375%, 11/01/24 No Opt. Call N/R 12,016,000
12,800 0.500%, 11/01/25 No Opt. Call N/R 11,715,072

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Wagoner County School Development Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Wagoner Public Schools Project, Series 2019:
$ 1,450 4.000%, 9/01/27 No Opt. Call A- $ 1,507,435
300 4.000%, 9/01/28 No Opt. Call A- 310,851
Washington County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Caney Valley Public Schools Project, Series 2021:
325 3.000%, 9/01/23 No Opt. Call A- 328,900
710 3.000%, 9/01/25 No Opt. Call A- 721,183
530 3.000%, 9/01/27 No Opt. Call A- 535,533
445 3.000%, 9/01/29 No Opt. Call A- 444,079
1,250 3.000%, 9/01/31 No Opt. Call A- 1,217,950
Weatherford Industrial Trust Educational, Oklahoma,
Facilities Lease Revenue Bonds, Weatherford Public
Schools Project, Series 2019:
1,200 5.000%, 3/01/23 No Opt. Call A- 1,225,068
1,300 5.000%, 3/01/25 No Opt. Call A- 1,380,054
1,750 5.000%, 3/01/27 No Opt. Call A- 1,914,448
326,730 Total Oklahoma 332,679,848
Oregon - 1.0%
Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series
2018A:
1,785 5.000%, 6/15/23 No Opt. Call AA+ 1,841,548
2,315 5.000%, 6/15/24 No Opt. Call AA+ 2,450,335
1,305 5.000%, 6/15/25 No Opt. Call AA+ 1,411,958
1,085 5.000%, 6/15/26 No Opt. Call AA+ 1,198,133
1,000 5.000%, 6/15/27 No Opt. Call AA+ 1,122,830
Clackamas and Washington Counties School District 3JT,
Oregon, General Obligation Bonds, Refunding Series
2015:
11,055 5.000%, 6/15/25 No Opt. Call AA+ 11,947,912
5,085 5.000%, 6/15/26 6/25 at 100.00 AA+ 5,483,664
500 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020B-2, 2.750%, 11/15/25
7/22 at 100.00 N/R 486,490
Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2017B:
2,375 5.000%, 6/15/27 No Opt. Call AA+ 2,666,721
2,045 5.000%, 6/15/28 6/27 at 100.00 AA+ 2,291,116
Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2018:
1,440 4.000%, 6/15/23 No Opt. Call Aa1 1,471,493
1,010 5.000%, 6/15/25 No Opt. Call Aa1 1,091,578
Deschutes Public Library District, Deschutes County,
Oregon, General Obligation Bonds, Series 2021:
590 4.000%, 6/01/23 No Opt. Call Aa2 602,514
605 4.000%, 6/01/24 No Opt. Call Aa2 628,208
985 4.000%, 6/01/25 No Opt. Call Aa2 1,037,806
775 4.000%, 6/01/26 No Opt. Call Aa2 825,739
1,720 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Adventist Health System/West, Refunding Variable Rate Series 2019,
5.000%, 3/01/40, (Mandatory Put 3/01/25)
9/24 at 100.00 A+ 1,807,152
5,800 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Terwilliger Plaza-Parkview Project, Refunding Green Series 2021B-2,
0.950%, 6/01/27
12/22 at 100.00 BB+ 5,133,696

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon (continued)
$ 11,585 Oregon Health and Science University, Revenue Bonds, Exchange Series
2021C, 4.000%, 7/01/42, (Mandatory Put 2/01/29)
11/28 at 100.00 N/R $ 12,179,774
7,225 Oregon Housing and Community Services Department, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/36
7/30 at 100.00 Aa2 5,764,900
14,400 Oregon State  Business Development Commission, Recovery Zone Facility
Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%,
12/01/40, (Mandatory Put 8/14/23)
No Opt. Call A+ 14,440,752
74,685 Total Oregon 75,884,319
Pennsylvania - 3.9%
Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A:
1,405 5.000%, 4/01/23 No Opt. Call A 1,438,172
2,415 5.000%, 4/01/24 No Opt. Call A 2,533,190
2,730 5.000%, 4/01/25 No Opt. Call A 2,900,516
2,035 5.000%, 4/01/26 No Opt. Call A 2,197,963
4,435 5.000%, 4/01/27 No Opt. Call A 4,840,891
250 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/23, 144A
No Opt. Call Ba3 252,903
4,865 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (6)
No Opt. Call N/R 6,081
5,055 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (6)
No Opt. Call N/R 6,319
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower Health
Project, Series 2017:
2,405 5.000%, 11/01/25 No Opt. Call BB- 2,462,768
5,110 5.000%, 11/01/26 No Opt. Call BB- 5,246,488
3,965 5.000%, 11/01/27 No Opt. Call BB- 4,073,800
1,925 5.000%, 11/01/28 11/27 at 100.00 BB- 1,924,846
1,475 5.000%, 11/01/29 11/27 at 100.00 BB- 1,473,097
2,240 4.000%, 11/01/31 11/27 at 100.00 BB- 2,078,765
2,970 4.000%, 11/01/32 11/27 at 100.00 BB- 2,726,282
600 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020A, 5.000%, 2/01/25
No Opt. Call BB- 607,722
7,890 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put
2/01/30)
8/29 at 101.50 BB- 7,535,581
2,695 Bethlehem Area School District Authority, Northampton and Lehigh
Counties, Pennsylvania, School Revenue Bonds, Bethlehem Area School
District Refunding Project, Series 2021A, 1.355%, 1/01/30, (Mandatory
Put 11/01/25) (SOFR*0.67% reference rate + 0.350% spread) (5)
11/24 at 100.00 N/R 2,589,221
1,000 Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018,
5.000%, 7/15/25
No Opt. Call A+ 1,076,890
2,125 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding
Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+ 1,982,795

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Commonwealth Financing Authority, Pennslyvania,
Revenue Bonds, Refunding Forward Delivery Series 2020A:
$ 1,500 5.000%, 6/01/24 No Opt. Call A1 $ 1,577,085
2,820 5.000%, 6/01/25 No Opt. Call A1 3,027,157
3,000 5.000%, 6/01/26 No Opt. Call A1 3,275,070
Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series
2018:
2,530 5.000%, 6/01/23 No Opt. Call A1 2,597,526
3,295 5.000%, 6/01/24 No Opt. Call A1 3,454,247
5,925 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%,
4/01/43, (Mandatory Put 2/15/27)
8/26 at 100.00 AA- 6,413,753
10,345 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020C, 5.000%,
4/01/43, (Mandatory Put 4/01/30)
10/29 at 100.00 AA- 11,301,912
13,620 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company, Series
2016A, 1.800%, 9/01/29, (Mandatory Put 9/01/22)
No Opt. Call A1 13,609,785
9,025 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company, Series
2016B, 1.800%, 2/15/27, (Mandatory Put 8/15/22)
No Opt. Call A1 9,020,036
Lower Merion School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2019:
2,725 4.000%, 11/15/29 11/27 at 100.00 Aaa 2,932,999
4,530 4.000%, 11/15/30 11/27 at 100.00 Aaa 4,866,036
Lower Merion School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2021:
3,295 5.000%, 11/15/25 No Opt. Call Aaa 3,602,292
3,525 5.000%, 11/15/26 No Opt. Call Aaa 3,931,996
Lower Moreland Township School District, Montgomery
County, Pennsylvania, General Obligation Bonds, Series
2021B:
755 5.000%, 11/01/23 No Opt. Call AA 785,842
1,010 5.000%, 11/01/24 No Opt. Call AA 1,076,023
8,065 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding
Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+ 7,637,878
1,125 Manheim Township School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Series 2020, 4.000%, 2/01/26
No Opt. Call Aa2 1,189,912
504 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Series 2013A0 & AE2, 0.900%, 12/31/23
8/22 at 100.00 N/R 90,750
204 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Taxable Series 2013B, 0.900%, 12/31/23 (cash 5.000%, PIK 5.000%)
No Opt. Call N/R 36,750
5,945 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (6)
No Opt. Call N/R 7,431
3,565 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2006A, 2.550%, 11/01/41 (6)
No Opt. Call N/R 4,456
15,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Refunding
Series 2021B, 1.100%, 6/01/31, (AMT), (Mandatory Put 11/02/26)
11/26 at 100.00 N/R 13,238,250

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 3,750 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009,
0.950%, 12/01/33, (Mandatory Put 12/01/26)
No Opt. Call A- $ 3,265,763
3,905 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series
2017A, 0.580%, 8/01/37, (AMT), (Mandatory Put 8/01/24)
No Opt. Call A- 3,642,623
1,270 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-122, 3.250%, 10/01/28
4/26 at 100.00 AA+ 1,273,442
5,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-124B, 3.200%, 10/01/32
10/26 at 100.00 AA+ 4,845,050
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Series 2017-125A:
3,390 3.000%, 4/01/27, (AMT) No Opt. Call AA+ 3,391,831
3,345 3.050%, 10/01/27, (AMT) 4/27 at 100.00 AA+ 3,338,042
8,840 3.400%, 10/01/32, (AMT) 4/27 at 100.00 AA+ 8,679,377
1,035 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-128A, 3.650%, 10/01/32, (AMT)
10/27 at 100.00 AA+ 1,025,923
2,555 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 2.950%, 10/01/34
10/28 at 100.00 AA+ 2,356,732
7,010 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 2.500%, 10/01/34
10/28 at 100.00 AA+ 6,190,461
4,850 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-132A, 2.300%, 10/01/35
10/29 at 100.00 AA+ 4,132,831
10,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.250%, 10/01/36
4/31 at 100.00 N/R 7,970,700
17,930 Pennsylvania State, General Obligation Bonds, First Series 2021, 5.000%,
5/15/24
No Opt. Call Aa3 18,942,686
4,580 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Series 2019. Forward Delivery, 5.000%, 12/01/23
No Opt. Call A1 4,777,719
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Subordinate Second Series 2016B-2:
23,700 5.000%, 6/01/23 No Opt. Call A3 24,390,855
8,095 5.000%, 6/01/24 - AGM Insured No Opt. Call AA 8,560,867
12,605 5.000%, 6/01/24 No Opt. Call A3 13,221,511
5,690 5.000%, 6/01/25 No Opt. Call A3 6,084,829
4,410 5.000%, 6/01/29 6/26 at 100.00 A3 4,741,059
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph?s University
Project, Refunding Series 2020C. Forward Delivery:
540 4.000%, 11/01/24 No Opt. Call A- 556,551
1,000 5.000%, 11/01/25 No Opt. Call A- 1,067,790
850 5.000%, 11/01/26 No Opt. Call A- 916,802
1,000 5.000%, 11/01/27 No Opt. Call A- 1,087,680
1,000 5.000%, 11/01/28 No Opt. Call A- 1,095,120
1,000 5.000%, 11/01/29 No Opt. Call A- 1,102,430
Philadelphia School District, Pennsylvania, General
Obligation Bonds, Green Series 2021B:
1,940 5.000%, 9/01/22 No Opt. Call N/R 1,950,845
1,425 5.000%, 9/01/23 No Opt. Call N/R 1,473,991
1,300 5.000%, 9/01/24 No Opt. Call N/R 1,373,723
3,000 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Refunding Series 2020. Forward Delivery, 5.000%, 9/01/22
No Opt. Call A+ 3,016,770

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Pittsburgh Public Parking Authority, Pennsylvania, Parking
System Revenue Bonds, Refunding Series 2015A:
$ 440 5.000%, 12/01/22, (ETM) No Opt. Call N/R (4) $ 446,239
810 5.000%, 12/01/22 No Opt. Call A+ 820,158
1,440 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 3.375%,
6/01/26
No Opt. Call BB+ 1,386,518
2,680 Southeastern Pennsylvania Transportation Authority, Capital Grant
Receipts Bonds, Federal Transit Administration Section 5309 Fixed
Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/23
No Opt. Call AA- 2,755,683
1,520 Southeastern Pennsylvania Transportation Authority, Capital Grant
Receipts Bonds, Federal Transit Administration Section 5337 State of
Good Repair Formula Program Funds, Refunding Series 2017, 5.000%,
6/01/24
No Opt. Call AA- 1,591,440
265 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%, 4/15/26
2/26 at 100.00 AA+ 278,865
Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5:
2,410 5.000%, 11/01/22 No Opt. Call BBB+ 2,432,485
2,530 5.000%, 11/01/23 No Opt. Call BBB+ 2,609,138
2,665 5.000%, 11/01/24 No Opt. Call BBB+ 2,786,657
2,550 5.000%, 11/01/25 No Opt. Call BBB+ 2,699,609
Westmoreland County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Excela Health Project, Series
2020A:
600 4.000%, 7/01/22 No Opt. Call Baa1 600,000
1,150 4.000%, 7/01/25 No Opt. Call N/R 1,179,015
1,200 5.000%, 7/01/27 No Opt. Call N/R 1,291,020
325,173 Total Pennsylvania 306,982,306
Puerto Rico - 3.1%
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series
2022A:
24,995 5.000%, 7/01/22, 144A No Opt. Call N/R 24,995,000
3,430 5.000%, 7/01/24, 144A No Opt. Call N/R 3,500,830
4,600 5.000%, 7/01/25, 144A No Opt. Call N/R 4,728,340
4,295 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 4,478,697
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A:
325 5.000%, 7/01/22, 144A No Opt. Call N/R 325,000
325 5.000%, 7/01/25, 144A No Opt. Call N/R 334,068
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
6,695 5.000%, 7/01/22, 144A No Opt. Call N/R 6,695,000
8,620 5.000%, 7/01/24, 144A No Opt. Call N/R 8,798,003
4,230 5.000%, 7/01/25, 144A No Opt. Call N/R 4,347,975
935 5.000%, 7/01/29, 144A No Opt. Call N/R 974,139
3,155 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC 3,230,625

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
$ 6,059 0.000%, 7/01/24 No Opt. Call N/R $ 5,640,929
32,681 0.000%, 7/01/27 No Opt. Call N/R 27,090,588
15,764 0.000%, 7/01/29 7/28 at 98.64 N/R 11,899,613
38,824 0.000%, 7/01/31 7/28 at 91.88 N/R 26,340,143
38,862 0.000%, 7/01/33 7/28 at 86.06 N/R 23,419,796
12,861 4.500%, 7/01/34 7/25 at 100.00 N/R 12,948,197
105 0.000%, 7/01/46 7/28 at 41.38 N/R 28,370
100 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R 94,157
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
7,598 5.250%, 7/01/23 No Opt. Call N/R 7,737,973
47,307 5.375%, 7/01/25 No Opt. Call N/R 49,158,240
8,671 5.625%, 7/01/27 No Opt. Call N/R 9,235,916
7,408 5.625%, 7/01/29 No Opt. Call N/R 7,968,193
665 0.000%, 7/01/33 7/31 at 89.94 N/R 374,501
278,510 Total Puerto Rico 244,344,293
Rhode Island - 0.6%
3,170 Cranston, Rhode Island, General Obligation Bonds, Anticipation Notes
Series 2021-1, 1.000%, 8/23/22
No Opt. Call N/R 3,167,940
1,610 Rhode Island Health and Educational Building Corporation, Public Schools
Financing Program Revenue Bonds, City of Providence, Series 2021D,
5.000%, 5/15/25 - BAM Insured
No Opt. Call AA 1,734,662
3,370 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2019 Series 70, 2.800%, 10/01/34
10/28 at 100.00 AA+ 3,074,788
13,005 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2021 Series 75A, 2.050%, 10/01/36
4/30 at 100.00 AA+ 10,392,816
9,795 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2022 Series 76A, 2.350%, 10/01/36
4/31 at 100.00 N/R 7,958,046
2,595 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bonds, Series 73-A, 2.100%, 10/01/35
10/29 at 100.00 AA+ 2,121,464
5,000 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bonds, Series 74, 2.125%, 10/01/36
4/30 at 100.00 AA+ 4,036,350
1,205 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A, 2.300%,
10/01/35
10/29 at 100.00 AA+ 1,009,886
2,490 Rhode Island, General Obligation Bonds, Consolidated Capital
Development Loan, Refunding Series 2021C, 5.000%, 8/01/23
No Opt. Call AA 2,578,320
Rhode Island, General Obligation Bonds, Consolidated
Capital Development Loan, Series 2021A:
3,495 5.000%, 5/01/23 No Opt. Call AA 3,592,895
3,670 5.000%, 5/01/24 No Opt. Call AA 3,873,869
49,405 Total Rhode Island 43,541,036
South Carolina - 1.0%
Anderson, South Carolina, Water and Sewer Revenue
Bonds, Refunding Series 2022:
1,245 5.000%, 7/01/25 No Opt. Call N/R 1,345,708
1,325 5.000%, 7/01/26 No Opt. Call N/R 1,460,693
2,300 5.000%, 7/01/27 No Opt. Call N/R 2,582,256

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
Charleston County, South Carolina, General Obligation
Bonds, Transportation Sales Tax Series 2021A:
$ 7,285 5.000%, 11/01/24 No Opt. Call N/R $ 7,781,837
7,660 5.000%, 11/01/25 No Opt. Call N/R 8,367,554
18,965 Florence County, South Carolina, General Obligation Bonds, Series 2021,
5.000%, 6/01/27
No Opt. Call Aa2 21,280,247
4,960 Greenville County School District, South Carolina, Installment Purchase
Revenue Bonds, Building Equity Sooner Series 2012, 5.000%, 12/01/22
No Opt. Call AA 5,033,160
455 Lexington County Health Services District, Inc., South Carolina, Hospital
Revenue Bonds, Refunding Series 2017, 5.000%, 11/01/26
No Opt. Call A1 493,061
1,000 North Charleston, South Carolina, Limited Obligation Tax Increment
Pledge Bonds, Series 2022, 5.000%, 10/01/22
No Opt. Call N/R 1,008,410
5,290 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2018A, 4.000%, 10/01/48, (Mandatory Put
2/01/24)
11/23 at 100.30 Aa2 5,387,495
1,155 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2019B, 2.650%, 7/01/34
1/29 at 100.00 Aaa 1,055,451
2,875 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2020B, 2.000%, 7/01/35
1/30 at 100.00 Aaa 2,409,509
6,230 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 1.850%, 7/01/36
7/30 at 100.00 Aaa 4,780,902
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student
Housing LLC - Francis Marion University Project, Series
2014A:
520 5.000%, 8/01/22 No Opt. Call Baa3 520,639
1,035 5.000%, 8/01/24 No Opt. Call Baa3 1,061,020
4,595 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, Bon Secours Mercy Health, Inc, Series 2020B, 5.000%, 12/01/48,
(Mandatory Put 10/01/25)
No Opt. Call AA- 4,969,998
South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Palmetto Health, Refunding
Series 2013A:
1,450 5.250%, 8/01/24, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R (4) 1,504,012
2,850 5.250%, 8/01/25, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R (4) 2,956,163
3,610 5.250%, 8/01/26, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R (4) 3,744,472
2,000 5.000%, 8/01/27, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R (4) 2,069,200
1,255 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A, 5.000%, 12/01/22
No Opt. Call A 1,272,633
78,060 Total South Carolina 81,084,420
South Dakota - 0.3%
Harrisburg Independent School District 41-2, South
Dakota, General Obligation Bonds, Series 2021:
1,470 5.000%, 8/01/22 No Opt. Call AA+ 1,474,013
1,355 5.000%, 2/01/23 No Opt. Call AA+ 1,381,992
570 5.000%, 8/01/23 No Opt. Call AA+ 589,910
1,485 5.000%, 2/01/24 No Opt. Call AA+ 1,557,037
425 5.000%, 8/01/24 No Opt. Call AA+ 450,339
800 5.000%, 2/01/25 No Opt. Call AA+ 856,472
475 5.000%, 8/01/25 No Opt. Call AA+ 513,879
1,410 5.000%, 8/01/26 No Opt. Call AA+ 1,555,145
650 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2014B, 5.000%, 11/01/24
No Opt. Call AA- 686,426

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Dakota (continued)
$ 1,130 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2015, 5.000%, 11/01/22
No Opt. Call AA- $ 1,143,458
3,060 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A, 1.900%, 11/01/36
5/30 at 100.00 AAA 2,471,409
5,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B, 1.850%, 11/01/36
5/30 at 100.00 AAA 3,788,300
7,310 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022B, 2.300%, 11/01/37
11/30 at 100.00 N/R 5,950,559
1,165 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022C, 4.125%, 11/01/37
11/31 at 100.00 N/R 1,159,513
26,305 Total South Dakota 23,578,452
Tennessee - 0.9%
Chattanooga Health, Educational and Housing Facility
Board, Tennessee, Revenue Bonds, CommonSpirit Health,
Series 2019A-1:
1,360 5.000%, 8/01/25 No Opt. Call BBB+ 1,433,984
1,750 5.000%, 8/01/26 No Opt. Call BBB+ 1,863,487
4,430 Chattanooga, Tennessee, General Obligation Bonds, Refunding Series
2021B, 5.000%, 10/01/25
No Opt. Call N/R 4,830,605
Knox County Health, Educational and Housing Facility
Board, Tennessee, Hospital Revenue Bonds, East Tennessee
Children's Hospital, Series 2019:
2,335 5.000%, 11/15/32 2/29 at 100.00 A 2,512,857
2,810 5.000%, 11/15/33 2/29 at 100.00 A 3,016,029
6,150 Knoxville, Tennessee, Wastewater System Revenue Bonds, Refunding
Series 2021A, 4.000%, 4/01/25
No Opt. Call AA+ 6,453,318
1,200 Metropolitan Government of Nashville-Davidson County, Tennessee,
Exempt Facilities Revenue Bonds, Waste Management Inc., Series 2001,
0.580%, 8/01/31, (AMT), (Mandatory Put 8/01/24)
8/23 at 102.00 A- 1,119,372
1,965 Metropolitan Government of Nashville-Davidson County, Tennessee,
Water and Sewerage Revenue Bonds, Refunding Subordinate Lien
Series 2012, 5.000%, 7/01/22, (ETM)
No Opt. Call AA- (4) 1,965,000
3,005 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/01/28)
6/28 at 100.68 A1 3,023,331
840 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2015-1C, 3.850%, 7/01/32
1/25 at 100.00 AA+ 832,322
3,135 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-1, 3.400%, 7/01/34
7/28 at 100.00 AA+ 3,117,131
3,300 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-2, 2.800%, 7/01/34
7/28 at 100.00 AA+ 3,190,308
655 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2020-3A, 2.100%, 7/01/35
7/29 at 100.00 AA+ 546,565
2,000 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-1, 2.050%, 7/01/36
7/30 at 100.00 AA+ 1,577,200
2,300 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-2, 2.000%, 7/01/37
7/30 at 100.00 AA+ 1,812,814
3,780 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3, 2.050%, 7/01/36
1/31 at 100.00 N/R 3,069,700
900 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2022-2, 4.050%, 7/01/37
7/31 at 100.00 N/R 893,349

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 8,370 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/01/25)
8/25 at 100.22 A2 $ 8,501,828
21,915 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C, 4.000%, 5/01/48, (Mandatory Put 5/01/23)
2/23 at 100.43 A2 22,185,431
72,200 Total Tennessee 71,944,631
Texas - 3.8%
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding First Tier Series
2017A:
1,660 5.000%, 1/01/26 No Opt. Call BB+ 1,730,915
1,290 5.000%, 1/01/27 No Opt. Call BB+ 1,355,093
1,920 5.000%, 1/01/29 1/27 at 100.00 BB+ 2,001,101
1,865 Austin, Texas, Electric Utility System Revenue Bonds, Refunding &
Improvement Series 2020A, 5.000%, 11/15/25
No Opt. Call AA 2,026,285
8,325 Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding
Series 2021, 5.000%, 11/15/25
No Opt. Call N/R 9,098,559
5,115 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2020F, 5.000%, 1/01/25
7/24 at 100.00 BBB+ 5,337,042
9,210 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27
1/26 at 100.00 BBB+ 9,829,188
Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2016:
2,500 5.000%, 1/01/23 No Opt. Call A- 2,535,800
3,580 5.000%, 1/01/24 No Opt. Call A- 3,713,820
650 Corpus Christi Business and Job Development Corporation, Texas, Sales
Tax Revenue Bonds, Arena Project, Refunding Series 2014, 5.000%,
9/01/22
No Opt. Call AA 653,322
5,300 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Senior Lien Series 2019, 5.000%, 12/01/24
No Opt. Call AA+ 5,667,555
4,010 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Senior Lien Series 2020B. Forward Delivery, 5.000%, 12/01/23
No Opt. Call AA+ 4,189,969
Dallas, Texas, Waterworks and Sewer System Revenue
Bonds, Refunding Series 2020C:
2,000 5.000%, 10/01/22 No Opt. Call AAA 2,017,700
2,000 5.000%, 10/01/23 No Opt. Call AAA 2,080,280
1,010 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2014A, 5.250%, 11/01/26, (AMT)
11/23 at 100.00 A+ 1,042,461
Del Valle Independent School District, Travis County, Texas,
General Obligation Bonds, School Building Series 2021:
5,000 5.000%, 6/15/23 No Opt. Call AAA 5,158,400
2,910 5.000%, 6/15/24 No Opt. Call AAA 3,078,984
Eagle Mountain and Saginaw Independent School District,
Tarrant County, Texas, General Obligation Bonds, School
Building Series 2021:
1,000 5.000%, 8/15/22 No Opt. Call Aaa 1,004,240
1,485 5.000%, 8/15/23 No Opt. Call Aaa 1,539,009
1,485 5.000%, 8/15/24 No Opt. Call Aaa 1,576,892
1,400 5.000%, 8/15/25 No Opt. Call Aaa 1,520,624

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
El Paso, El Paso County, Texas, Water and Sewer Revenue
Bonds, Refunding Series 2019B:
$ 2,525 5.000%, 3/01/23 No Opt. Call AA+ $ 2,580,424
2,660 5.000%, 3/01/24 No Opt. Call AA+ 2,791,005
3,000 5.000%, 3/01/25 No Opt. Call AA+ 3,215,880
3,945 5.000%, 3/01/26 No Opt. Call AA+ 4,308,729
4,160 5.000%, 3/01/27 No Opt. Call AA+ 4,625,754
1,020 5.000%, 3/01/28 No Opt. Call AA+ 1,150,111
18,000 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23
No Opt. Call A+ 18,299,340
5,310 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-1, 5.000%, 7/01/49, (Mandatory Put 12/01/22)
9/22 at 100.88 A+ 5,340,692
3,260 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-2, 5.000%, 7/01/49, (Mandatory Put 12/01/24)
9/24 at 100.84 A+ 3,448,200
3,240 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022B, 5.000%, 6/01/50, (Mandatory Put 12/01/28)
12/27 at 101.49 N/R 3,580,524
3,110 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series
2014A, 5.000%, 12/01/24
No Opt. Call A+ 3,285,062
17,500 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019B,
5.000%, 10/01/41, (Mandatory Put 10/01/24)
No Opt. Call AA 18,505,725
5,205 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 11/15/24 - AGM Insured
No Opt. Call AA 5,515,530
Houston, Texas, Airport System Revenue Bonds, Refunding
& Subordinate Lien Series 2018C:
4,000 5.000%, 7/01/29, (AMT) 7/28 at 100.00 AA 4,356,040
6,000 5.000%, 7/01/30, (AMT) 7/28 at 100.00 AA 6,490,560
3,000 5.000%, 7/01/31, (AMT) 7/28 at 100.00 AA 3,231,930
6,690 Houston, Texas, Combined Utility System Revenue Bonds, Refunding First
Lien Series 2020A. Forward Delivery, 5.000%, 11/15/32
11/30 at 100.00 AA 7,582,580
Love Field Airport Modernization Corporation, Texas,
General Airport Revenue Bonds Series 2015:
1,720 5.000%, 11/01/22, (AMT) No Opt. Call A1 1,737,166
1,455 5.000%, 11/01/23, (AMT) No Opt. Call A1 1,505,328
1,500 5.000%, 11/01/24, (AMT) No Opt. Call A1 1,583,010
95 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2021, 5.000%, 5/15/25
No Opt. Call A+ 101,890
3,950 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, Central Power & Light Company Project, Refunding Series 1996,
0.900%, 5/01/30, (AMT), (Mandatory Put 9/01/23)
No Opt. Call A- 3,885,339
2,175 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
7/22 at 105.00 BB- 2,212,954
North Central Texas Health Facilities Development
Corporation, Texas, Revenue Bonds, Children's Medical
Center Dallas Project, Series 2012:
2,065 5.000%, 8/15/22 No Opt. Call AA 2,073,632
6,415 5.000%, 8/15/23, (Pre-refunded 8/15/22) 8/22 at 100.00 AA (4) 6,441,750

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
North Texas Municipal Water District, Water System
Revenue Bonds, Refunding Series 2021A:
$ 10,000 4.000%, 9/01/25 No Opt. Call N/R $ 10,571,500
15,530 5.000%, 9/01/26 No Opt. Call N/R 17,233,330
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2014A:
3,030 5.000%, 1/01/23 No Opt. Call A+ 3,080,086
2,015 5.000%, 1/01/23, (ETM) No Opt. Call N/R (4) 2,049,819
4,890 5.000%, 1/01/24 No Opt. Call A+ 5,105,747
2,435 5.000%, 1/01/24, (ETM) No Opt. Call N/R (4) 2,548,666
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2017A:
5,070 5.000%, 1/01/23 No Opt. Call A+ 5,153,807
3,500 5.000%, 1/01/24 1/23 at 100.00 A+ 3,554,635
3,200 5.000%, 1/01/27 1/26 at 100.00 A+ 3,479,360
Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, First Lien Series 2021:
1,660 5.000%, 10/01/24 No Opt. Call N/R 1,767,767
1,665 5.000%, 10/01/25 No Opt. Call N/R 1,812,836
San Antonio, Texas, General Obligation Bonds, General
Improvement Series 2020:
5,570 5.000%, 8/01/28 No Opt. Call AAA 6,337,490
4,075 5.000%, 8/01/29 No Opt. Call AAA 4,676,144
San Antonio, Texas, General Obligation Bonds, Tax Notes
Series 2021:
7,325 5.000%, 8/01/23 No Opt. Call AAA 7,578,445
3,735 5.000%, 8/01/24 No Opt. Call AAA 3,963,956
1,000 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, MRC Methodist Retirement
Communities Stevenson Oaks Project, Mandatory Paydown Series
2020B-2, 3.000%, 11/15/26
8/22 at 100.00 N/R 967,700
2,755 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Premium Series 2019A, 3.500%, 7/01/34
7/28 at 100.00 Aaa 2,772,053
3,430 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 1.850%, 9/01/36
3/30 at 100.00 Aaa 2,709,700
Texas Private Activity Bond Surface Transportation
Corporation, Senior Lien Revenue Bonds, LBJ
Infrastructure Group LLC IH-635 Managed Lanes Project,
Refunding  Series 2020A:
3,025 4.000%, 12/31/30 No Opt. Call Baa2 2,979,898
4,005 4.000%, 6/30/31 12/30 at 100.00 Baa2 3,923,458
Texas Water Development Board, State Revolving Fund
Revenue Bonds, New Series 2020:
1,370 5.000%, 8/01/23 No Opt. Call AAA 1,419,347
1,825 5.000%, 8/01/25 No Opt. Call AAA 1,982,863
Texas Water Development Board, State Water
Implementation Revenue Fund Bonds, Master Trust Series
2018A:
7,100 5.000%, 10/15/23 No Opt. Call AAA 7,398,200
13,065 5.000%, 10/15/24 No Opt. Call AAA 13,944,013
1,300 University of Houston, Texas, Consolidated Revenue Bonds, Refunding
Series 2022A, 5.000%, 2/15/26
No Opt. Call N/R 1,416,792
288,290 Total Texas 303,434,006

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah - 0.3%
$ 9,725 Central Utah Water Conservancy District, Utah, General Obligation Bonds,
Refunding Limited Tax Series 2021A, 5.000%, 4/01/25
No Opt. Call AA+ $ 10,464,586
Intermountain Power Agency, Utah, Power Supply Revenue
Bonds, Series 2022A:
2,470 5.000%, 7/01/26 No Opt. Call N/R 2,719,964
2,750 5.000%, 7/01/27 No Opt. Call N/R 3,083,328
3,070 5.000%, 7/01/28 No Opt. Call N/R 3,476,253
4,075 Utah State, General Obligation Bonds, Series 2020B, 5.000%, 7/01/23 No Opt. Call AAA 4,210,738
22,090 Total Utah 23,954,869
Vermont - 0.0%
1,210 Vermont Housing Finance Agency, Multiple Purpose Bonds, Series 2021A,
2.200%, 11/01/36
11/30 at 100.00 N/R 994,753
Virginia - 2.1%
3,225 Charles City County Industrial Development Authority, Virginia, Solid
Waste Disposal Facility Revenue Bonds, Waste Management, Inc., Series
2002, 1.450%, 4/01/27, (AMT)
No Opt. Call A- 2,835,904
15,485 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%,
11/01/23
No Opt. Call BBB 16,004,212
Fairfax County Economic Development Authority, Virginia,
Revenue Bonds, Wiehle Avenue Metrorail Station Parking
Project, Refunding Series 2020. Forward Delivery:
2,160 5.000%, 8/01/24 No Opt. Call AA+ 2,284,265
2,240 5.000%, 8/01/25 No Opt. Call AA+ 2,419,872
2,045 5.000%, 8/01/26 No Opt. Call AA+ 2,251,320
2,850 5.000%, 8/01/27 No Opt. Call AA+ 3,191,886
1,600 5.000%, 8/01/29 No Opt. Call AA+ 1,836,032
8,845 Federal Home Loan Mortgage Corporation, Multifamily Variable Rate
Certificates Relating to Municpal Securities Class A Series 2019M-057,
2.400%, 10/15/29
No Opt. Call AA+ 8,417,698
5,000 Halifax County Industrial Development Authority, Virginia, Recovery Zone
Facility Revenue Bonds, Virginia Electric & Power Company Project,
Series 2010A, 1.650%, 12/01/41, (Mandatory Put 5/31/24)
No Opt. Call N/R 4,870,500
38,250 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Bond
Anticipation Notes, Series 2021A, 5.000%, 7/01/26
No Opt. Call Aa2 42,105,600
Loudoun County Economic Development Authority,
Virginia, Lease Revenue Bonds, Public Facilities Project,
Refunding Series 2020A:
10,700 5.000%, 12/01/22 No Opt. Call AA+ 10,848,623
11,105 5.000%, 12/01/23 No Opt. Call AA+ 11,601,838
5,320 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018A,
5.000%, 11/01/48, (Mandatory Put 11/01/28)
No Opt. Call AA 6,003,886
4,980 Virginia Beach Development Authority, Virginia, Public Facilities Revenue
Bonds, Refunding Series 2020B, 5.000%, 8/01/23
No Opt. Call AA+ 5,155,047
8,815 Virginia Beach Development Authority, Virginia, Public Facilities Revenue
Bonds, Series 2020A, 5.000%, 4/15/24
No Opt. Call AA+ 9,290,216
25,095 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2009A, 0.750%, 10/01/40, (Mandatory Put 9/02/25)
No Opt. Call A2 23,141,856

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 18,335 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call A2 $ 17,708,493
166,050 Total Virginia 169,967,248
Washington - 2.3%
Central Puget Sound Regional Transit Authority,
Washington, Sales Tax and Motor Vehicle Excise Tax Bonds,
Refunding & Improvement, Green Series 2021S-1:
10,000 5.000%, 11/01/25 No Opt. Call N/R 10,920,400
10,785 5.000%, 11/01/26 No Opt. Call N/R 12,011,686
10,285 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2015A, 5.000%, 7/01/23
No Opt. Call Aa2 10,618,337
5,270 Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1,
Refunding Series 2015C, 5.000%, 7/01/25
No Opt. Call Aa2 5,699,452
10,605 Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1,
Refunding Series 2017A, 5.000%, 7/01/27
No Opt. Call Aa2 11,890,432
16,245 Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1,
Refunding Series 2021-A, 5.000%, 7/01/26
No Opt. Call Aa2 17,915,148
King and Pierce Counties School District 408 Auburn,
Washington, General Obligation Bonds, Refunding Series
2020:
1,310 5.000%, 12/01/22 No Opt. Call Aaa 1,329,270
3,105 5.000%, 12/01/23 No Opt. Call Aaa 3,244,352
3,050 5.000%, 12/01/24 No Opt. Call Aaa 3,260,755
2,015 5.000%, 12/01/25 No Opt. Call Aaa 2,201,549
King County Public Hospital District 1, Washington, Limited
Tax General Obligation Bonds, Valley Medical Center,
Refunding Series 2016:
6,485 5.000%, 12/01/23 No Opt. Call A2 6,753,025
7,295 5.000%, 12/01/24 No Opt. Call A2 7,763,704
13,045 King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien
Series 2020A, 0.625%, 1/01/32, (Mandatory Put 1/01/24)
7/23 at 100.00 AA 12,498,545
12,105 Spokane, Washington, Water and Wastewater System Revenue Bonds,
Green Series 2014, 4.000%, 12/01/32
12/24 at 100.00 AA 12,433,893
2,375 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/27
No Opt. Call BBB+ 2,548,470
4,350 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/24)
2/24 at 100.00 BBB+ 4,502,598
12,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 BBB+ 12,543,120
1,860 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 BBB+ 1,966,132
Washington Health Care Facilities Authority, Revenue
Bonds, Fred Hutchinson Cancer Research Center, Series
2015:
1,955 5.000%, 1/01/24, (ETM) No Opt. Call A+ (4) 2,040,375
1,310 5.000%, 1/01/25, (ETM) No Opt. Call A+ (4) 1,397,311
5,355 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015B, 5.000%, 8/15/27
8/25 at 100.00 AA- 5,757,428

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Saint Joseph Health, Series 2018B:
$ 1,490 5.000%, 10/01/25 No Opt. Call AA- $ 1,602,421
2,020 5.000%, 10/01/26 No Opt. Call AA- 2,206,688
3,045 5.000%, 10/01/27 No Opt. Call AA- 3,370,358
2,360 5.000%, 10/01/28 No Opt. Call AA- 2,634,940
2,750 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Eliseo Project, Refunding Series 2021B-2, 2.125%,
7/01/27, 144A
1/23 at 100.00 N/R 2,462,158
3,755 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.000%, 12/01/36
6/30 at 100.00 Aaa 3,062,916
1,500 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-2N, 2.250%, 12/01/36
6/31 at 100.00 N/R 1,250,220
6,295 Washington State, Federal Highway Grant Anticipation Revenue Bonds,
Garvee - SR 520 Corridor Program, Refunding Bonds, Series R-2022E,
5.000%, 9/01/24
No Opt. Call N/R 6,667,034
Washington State, General Obligation Bonds, Motor
Vehicle Fuel Tax Refunding Series R-2021A:
2,000 5.000%, 6/01/24 No Opt. Call Aaa 2,115,100
4,750 5.000%, 6/01/25 No Opt. Call Aaa 5,135,083
170,770 Total Washington 179,802,900
West Virginia - 0.5%
6,110 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Refunidng Series 2015A, 2.550%, 3/01/40, (Mandatory Put 4/01/24)
No Opt. Call A- 6,017,128
7,095 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Series 2010, 0.625%, 12/01/38, (Mandatory Put 12/15/25)
No Opt. Call A- 6,297,948
7,755 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Series 2011A, 1.000%, 1/01/41, (AMT), (Mandatory Put 9/01/25)
No Opt. Call A- 7,037,740
10,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Seriess 2009A, 3.750%, 12/01/42, (Mandatory Put 6/01/25)
No Opt. Call N/R 10,008,400
7,750 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project,
Refunding Series 2013A, 3.000%, 6/01/37, (AMT), (Mandatory Put
6/18/27)
No Opt. Call N/R 7,586,630
West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Series 2014A:
1,140 5.000%, 9/01/24 No Opt. Call Baa1 1,196,293
2,100 5.000%, 9/01/27 9/24 at 100.00 N/R 2,170,014
1,000 5.000%, 9/01/28 9/24 at 100.00 N/R 1,030,120
42,950 Total West Virginia 41,344,273
Wisconsin - 1.9%
Dodge County, Wisconsin, General Obligation Bonds,
Refunding Series 2022A:
1,395 3.000%, 3/01/24 No Opt. Call N/R 1,419,859
1,385 3.000%, 3/01/25 No Opt. Call N/R 1,410,720
1,385 3.000%, 3/01/26 No Opt. Call N/R 1,408,337

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Middleton-Cross Plains Area School District, Dane County,
Wisconsin, General Obligation Bonds, Refunding Series
2021A:
$ 4,315 2.000%, 3/01/23 No Opt. Call N/R $ 4,329,369
4,275 2.000%, 3/01/24 No Opt. Call N/R 4,281,156
4,365 2.000%, 3/01/25 No Opt. Call N/R 4,329,120
12,515 Milwaukee, Wisconsin, General Obligation Bonds, Promissory Note Series
2021-N3, 5.000%, 4/01/24
No Opt. Call N/R 13,131,864
4,200 Public Finance Authority of Wisconsin, Retirement Facilities First Mortgage
Revenue Bonds, Whitestone Masonic and Eastern Star Home of Norht
Carolina, Series 2020B-2, 3.000%, 3/01/26, 144A
8/22 at 100.00 N/R 3,982,860
5,000 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-2, 2.250%, 6/01/27
No Opt. Call N/R 4,517,800
12,305 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-3, 1.100%,
7/01/29, (Mandatory Put 6/01/26)
No Opt. Call A- 10,989,103
4,000 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-4, 1.100%,
4/01/33, (Mandatory Put 6/01/26)
No Opt. Call A- 3,572,240
1,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016A, 5.000%, 1/01/24
No Opt. Call BBB 1,025,370
Public Finance Authority, Wisconsin, Exempt Facilities
Revenue Bonds, Celanese Project, Refunding Series 2016C:
2,250 4.050%, 11/01/30 5/26 at 100.00 BBB 2,235,758
5,000 4.300%, 11/01/30 5/26 at 100.00 BBB 5,052,400
25,000 Shorewood School District, Milwaukee County, Wisconsin, Bond
Anticipation Notes, Series 2021, 0.450%, 10/01/23
10/22 at 100.00 N/R 24,420,500
3,375 Waushara County, Wisconsin Note Anticipation Notes, Series 2022A,
4.500%, 6/01/27 (WI/DD, Settling 7/07/22)
6/25 at 100.00 N/R 3,525,019
130 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/23, (Pre-
refunded 8/15/22)
8/22 at 100.00 N/R (4) 130,542
6,705 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Hospital Sisters Services, Inc., Refunding Series 2014A, 5.000%,
11/15/22
No Opt. Call A+ 6,791,360
6,060 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1, 5.000%,
2/15/52, (Mandatory Put 2/15/25)
8/24 at 100.00 A- 6,391,118
3,300 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015,
3.375%, 8/15/29
8/24 at 100.00 A+ 3,323,100
1,745 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint Camillus Health System Inc, TEMPS 50 Series 2019B-3,
2.250%, 11/01/26
7/22 at 100.00 N/R 1,711,025
4,080 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint Camillus Health System Inc, TEMPS 70 Series 2019B-2,
2.550%, 11/01/27
7/22 at 100.00 N/R 3,964,699
6,250 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint Camillus Health System Inc, TEMPS 85 Series 2019B-1,
2.825%, 11/01/28
7/22 at 100.00 N/R 5,608,813

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Wisconsin Housing and Ecconomic Development
Authority, Home Ownership Revenue Bonds, Series 2019C:
$ 1,770 2.200%, 3/01/31 9/28 at 100.00 AA $ 1,615,337
1,785 2.200%, 9/01/31 9/28 at 100.00 AA 1,617,067
4,930 2.500%, 9/01/34 9/28 at 100.00 AA 4,380,256
5,175 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A, 1.600%, 11/01/48, (Mandatory Put
11/01/22)
8/22 at 100.00 AA 5,172,982
5,440 Wisconsin State, General Obligation Bonds, Refunding Series 2021-1,
5.000%, 5/01/27
No Opt. Call AA+ 6,113,581
9,000 Wisconsin State, General Obligation Bonds, Refunding Series 2023-1,
5.000%, 5/01/24 (WI/DD, Settling 1/31/23)
No Opt. Call N/R 9,293,220
WPPI Energy, Wisconsin, Power Supply System Revenue
Bonds, Refunding Series 2014A:
755 5.000%, 7/01/25 7/24 at 100.00 A1 793,580
1,520 5.000%, 7/01/26 7/24 at 100.00 A1 1,596,456
1,170 5.000%, 7/01/27 7/24 at 100.00 A1 1,227,459
151,580 Total Wisconsin 149,362,070
Wyoming - 0.4%
20,555 Sweetwater County, Wyoming, Pollution Control Revenue Refunding
Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26
No Opt. Call A1 19,363,221
University of Wyoming, Facilities Revenue Bonds,
Supplemental Coverage Program, Refunding Series 2021A:
2,690 5.000%, 6/01/24 No Opt. Call AA- 2,833,404
2,825 5.000%, 6/01/25 No Opt. Call AA- 3,048,203
2,510 Wyoming Community Development Authority, Housing Revenue Bonds,
2019 Series 3, 2.450%, 12/01/34
12/28 at 100.00 AA+ 2,211,385
1,240 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 1, 2.625%, 12/01/35
6/29 at 100.00 AA+ 1,108,759
2,500 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 2, 2.100%, 12/01/35
6/30 at 100.00 AA+ 2,085,175
5,300 Wyoming Community Development Authority, Housing Revenue Bonds,
2021 Series 3, 2.000%, 12/01/36
12/30 at 100.00 N/R 4,194,420
37,620 Total Wyoming 34,844,567
$ 7,805,617 Total Municipal Bonds (cost $8,070,380,865) 7,765,238,849
Shares Description (1) Value
X 169,274,680 COMMON STOCKS - 2.2%
X 169,274,680
Independent Power and Renewable Electricity Producers - 2.2%
2,813,414 Energy Harbor Corp (8),(9),(10) $ 169,274,680
Total Common Stocks (cost $57,727,850) 169,274,680

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
X 9,681,900 CORPORATE BONDS - 0.1%
X 9,681,900
Independent Power and Renewable Electricity Producers - 0.1%
$ 10,000 Energy Harbor Corp (11) 7.000% 5/02/23 N/R $ 9,681,900
$ 10,000 Total Corporate Bonds (cost $9,749,315) 9,681,900
Total Long-Term Investments (cost $8,137,858,030) 7,944,195,429
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  0.0%
X 1,470,000 MUNICIPAL BONDS - 0.0%
X 1,470,000
New Jersey - 0.0%
$ 1,470 New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond
Floater Series 2017-ZM0566, 1.120%, 7/01/25, (Mandatory Put
7/7/2022), 144A (12)
No Opt. Call A+ $ 1,470,000
Total Short-Term Investments (cost $1,470,000) 1,470,000
Total Investments (cost $ 8,139,328,030 ) - 100 .2% 7,945,665,429
Borrowings - (0.6)% (13) (46,700,000)
Other Assets Less Liabilities - 0.4% 33,949,883
Net Assets - 100% $ 7,932,915,312
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 7,765,238,849 $ – $ 7,765,238,849
Common Stocks – 169,274,680 – 169,274,680
Corporate Bonds – – 9,681,900 9,681,900
Short-Term Investments:
Municipal Bonds – 1,470,000 – 1,470,000
Total
$ – $ 7,935,983,529 $ 9,681,900 $ 7,945,665,429

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8) For fair value measurement disclosure purposes, investment classified as Level 2.
(9) Common Stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy
Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio,
Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23,Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 0.000%, 1/01/34,Ohio
Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water Development
Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33,
Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2010A, 3.750%, 7/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2010C, 4.000%, 6/01/33, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40, Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(10) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(12) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(13) Borrowings as a percentage of Total Investments is 0.6%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA Securities Industry and Financial Market Association
SOFR Secured Overnight Financing Rate
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen High Yield Municipal Bond Fund
Portfolio of Investments June 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 134.6%
X
23,624,059,413 MUNICIPAL BONDS - 127.1%
X 23,624,059,413
Alabama - 1.6%
$ 2,918 Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal
Revenue Bonds, Big Sky Environmental LLC Project, Refunding Taxable
Series 2017C, 1.000%, 9/01/37, 144A (4)
8/22 at 100.00 N/R $ 29
16,000 Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal
Revenue Bonds, Big Sky Environmental LLC Project, Series 2017A,
6.750%, 9/01/37, 144A (4)
9/27 at 100.00 N/R 11,200,000
3,397 Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal
Revenue Bonds, Big Sky Environmental LLC Project, Taxable Series
2017B, 6.750%, 9/01/37, 144A (4)
9/27 at 100.00 N/R 2,378,353
10,000 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45, 144A
9/25 at 100.00 N/R 10,273,100
Birmingham Special Care Facilities Financing Authority,
Alabama, Revenue Bonds, Methodist Home for the Aging,
Refunding Series 2015-1:
1,350 5.750%, 6/01/35 6/26 at 100.00 N/R 1,298,795
2,500 5.750%, 6/01/45 6/26 at 100.00 N/R 2,320,025
Homewood Educational Building Authority, Alabama,
Educational Facilities Revenue Bonds, Samford University,
Series 2019A:
2,750 4.000%, 12/01/41 12/29 at 100.00 A3 2,587,970
4,220 4.000%, 12/01/49, (UB) (5) 12/29 at 100.00 A3 3,808,972
1,645 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call B- 1,859,442
100,400 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B- 105,464,176
20,370 Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B,
4.000%, 6/01/45, (UB)
6/30 at 100.00 A1 19,260,650
Jefferson County, Alabama, Sewer Revenue Warrants,
Capital Appreciation Subordinate Lien Series 2013F:
2,400 0.000%, 10/01/46 (6) 10/23 at 105.00 BB 2,430,048
5,000 0.000%, 10/01/50 (6) 10/23 at 105.00 BB 5,061,350
Jefferson County, Alabama, Sewer Revenue Warrants,
Senior Lien Series 2013C:
16,370 0.000%, 10/01/38 - AGM Insured (6) 10/23 at 105.00 BB+ 16,620,461
5,000 0.000%, 10/01/42 - AGM Insured (6) 10/23 at 105.00 BB+ 5,074,800
2,520 0.000%, 10/01/46 - AGM Insured (6) 10/23 at 105.00 BB+ 2,556,540
10,000 0.000%, 10/01/50 - AGM Insured (6) 10/23 at 105.00 BB+ 10,142,500
17,800 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 6.000%, 10/01/42
10/23 at 105.00 BB 19,322,612
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013E, 0.000%, 10/01/35
10/23 at 41.20 BB 395,650
1,250 MidCity Improvement District, Alabama, Special Assessment Revenue
Bonds, Series 2022, 4.750%, 11/01/49
11/32 at 100.00 N/R 986,600

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Alabama (continued)
$ 32,835 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%,
4/15/45
4/25 at 100.00 N/R $ 33,323,913
Talladega, Alabama, Water and Sewer Revenue Warrants,
Series 2021A:
2,000 3.000%, 9/01/46 - AGM Insured, (UB) (5) 9/31 at 100.00 AA 1,603,500
3,000 3.000%, 9/01/51 - AGM Insured, (UB) (5) 9/31 at 100.00 AA 2,311,080
23,605 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 5.250%, 5/01/44, 144A
5/29 at 100.00 N/R 21,147,483
15,610 UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2019B,
4.000%, 9/01/48, (UB) (5)
9/29 at 100.00 AA- 14,782,358
303,940 Total Alabama 296,210,407
Alaska - 0.0%
21,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Series 2021B-2 Class 2, 0.000%, 6/01/66
6/31 at 30.73 N/R 2,261,910
Arizona - 2.9%
6,360 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call N/R 6,416,477
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2017A:
1,670 5.125%, 7/01/37, 144A 7/26 at 100.00 BB 1,685,247
2,000 5.250%, 7/01/47, 144A 7/26 at 100.00 BB 2,008,540
1,885 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/51, 144A
7/27 at 100.00 BB 1,807,074
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Franklin Phonetic
Charter School Project, Refunding Series 2017:
580 5.500%, 7/01/37, 144A 7/27 at 100.00 N/R 564,421
1,390 5.750%, 7/01/47, 144A 7/27 at 100.00 N/R 1,333,149
1,505 5.875%, 7/01/52, 144A 7/27 at 100.00 N/R 1,454,613
2,000 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Leman Academy of Excellence East Tucson & Central
Tucson Projects, Series 2019A, 5.000%, 7/01/54, 144A
7/24 at 101.00 N/R 1,870,140
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Montessori Academy
Projects, Refunding Series 2017A:
700 6.000%, 11/01/37, 144A 11/27 at 100.00 N/R 628,698
3,850 6.250%, 11/01/50, 144A 11/27 at 100.00 N/R 3,299,488
1,545 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 5.000%, 3/01/37, 144A
9/27 at 100.00 BB+ 1,547,673
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Academies of Math & Science
Projects, Series 2017B:
1,280 5.125%, 7/01/47, 144A 7/27 at 100.00 BB 1,243,981
565 5.250%, 7/01/51, 144A 7/27 at 100.00 BB 555,084

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Academies of Math & Science
Projects, Series 2022:
$ 285 5.000%, 7/01/32, 144A No Opt. Call N/R $ 289,671
3,000 5.250%, 7/01/52, 144A 7/32 at 100.00 N/R 2,942,220
1,340 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Ball Charter Schools Project, Series 2022, 4.000%, 7/01/51
7/31 at 100.00 N/R 1,142,069
15,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Series 2021B,
5.000%, 7/01/51, 144A
7/28 at 103.00 N/R 11,394,450
15,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021A, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R 11,711,400
3,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021C, 6.000%, 7/01/29, 144A
No Opt. Call N/R 2,798,250
5,440 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Leman Academy of Excellence - Parker Colorado Campus
Project, Series 2019A, 5.000%, 7/01/49, 144A
7/24 at 101.00 N/R 4,988,371
3,260 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Mater Academy of Nevada - Mountain Vista Campus Project,
Series 2018A, 5.500%, 12/15/48, 144A
12/26 at 100.00 BB 3,358,126
3,150 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/48, 144A
7/26 at 100.00 BB+ 3,292,348
20,060 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project,
Series 2020A-2, 6.150%, 9/15/53, 144A
9/23 at 105.00 BB+ 21,404,822
6,145 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus Project,
Series 2020A-2, 6.000%, 9/15/38, 144A
9/23 at 105.00 BB+ 6,574,228
1,400 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds Pensar Academy Project, Series 2020, 5.000%,
7/01/45, 144A
7/28 at 100.00 BB- 1,288,728
38,925 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1,
4.150%, 12/01/57, 144A
12/31 at 100.00 N/R 28,403,962
37,730 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Subordinate Series
2022B, 5.750%, 12/15/57, 144A
12/31 at 100.00 N/R 29,198,870
11,260 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50, 144A
6/28 at 100.00 N/R 11,648,583
3,970 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2020A, 3.000%, 2/01/45, (UB) (5)
2/30 at 100.00 A 3,049,953
22,350 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38
7/25 at 101.00 N/R 17,457,808
9,573 Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A (4)
7/27 at 100.00 N/R 7,371,262
2,000 Coconino County Industrial Development Authority, Arizona, Education
Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding
Series 2020, 5.500%, 7/01/40, 144A
7/28 at 100.00 N/R 1,749,340

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
Eastmark Community Facilities District 1, Mesa, Arizona,
General Obligation Bonds, Series 2014:
$ 655 5.000%, 7/15/29, 144A 7/24 at 100.00 N/R $ 679,255
650 5.000%, 7/15/33, 144A 7/24 at 100.00 N/R 673,484
750 5.000%, 7/15/38, 144A 7/24 at 100.00 N/R 775,388
1,056 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 2, Series 2014, 5.375%,
7/01/39, 144A
7/24 at 100.00 N/R 1,053,075
2,055 Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
Special Assessment Revenue Bonds, Montecito Assessment District 2,
Series 2015, 5.000%, 7/01/39, 144A
7/25 at 100.00 N/R 1,930,816
3,250 Florence Town Inc., Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional School Project - Queen Creek and
Casa Grande Campuses, Series 2013, 6.000%, 7/01/43, (Pre-refunded
7/01/23)
7/23 at 100.00 Ba2 (7) 3,382,470
7,700 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%,
1/01/50, 144A
1/30 at 100.00 N/R 6,665,967
2,685 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Ottawa University Projects, Series 2020,
5.500%, 10/01/51, 144A
10/27 at 103.00 N/R 2,772,692
17,465 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A, 3.000%, 9/01/51, (UB) (5)
3/31 at 100.00 A2 12,621,781
14,335 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017A, 4.000%, 1/01/41, (UB) (5)
1/28 at 100.00 AA- 13,995,404
17,830 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017D, 3.000%, 1/01/48, (UB) (5)
7/30 at 100.00 AA- 13,425,455
23,575 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2019E, 3.000%, 1/01/49, (UB) (5)
7/30 at 100.00 AA- 17,583,414
265 Parkway Community Facilities District 1, Prescott Valley, Arizona, General
Obligation Bonds, Series 2006, 5.300%, 7/15/25
8/22 at 100.00 N/R 248,440
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B:
4,135 4.000%, 7/01/44, (AMT) 7/29 at 100.00 A 3,932,178
6,655 5.000%, 7/01/49, (AMT) 7/29 at 100.00 A 6,924,461
12,555 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Refunding Junior Lien Series 2017D, 4.000%, 7/01/40, (UB) (5)
7/27 at 100.00 A 12,429,324
3,130 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%,
7/01/46, 144A
7/25 at 100.00 BB 3,078,418
Phoenix Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Legacy Traditional
Schools Project, Series 2014A:
3,000 6.500%, 7/01/34, 144A 7/24 at 100.00 Ba2 3,165,510
10,000 6.750%, 7/01/44, 144A 7/24 at 100.00 Ba2 10,550,000
4,650 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2015,
5.000%, 7/01/45, 144A
7/25 at 100.00 Ba2 4,666,554
5,000 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A,
5.000%, 7/01/46, 144A
7/26 at 100.00 Ba2 5,008,900

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
Phoenix Industrial Development Authority, Arizona, Lease
Revenue Bonds, Guam Facilities Foundation, Inc. Project,
Series 2014:
$ 21,375 5.000%, 2/01/29 2/24 at 100.00 B+ $ 21,009,701
18,375 5.125%, 2/01/34 2/24 at 100.00 B+ 17,906,070
22,835 5.375%, 2/01/41 2/24 at 100.00 B+ 22,647,982
9,210 Phoenix Industrial Development Authority, Arizona, Multi-Family Housing
Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series
2016, 5.400%, 10/01/36
10/25 at 101.00 N/R 7,582,961
6,320 Phoenix Industrial Development Authority, Arizona, Multifamily Housing
Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series
2016A, 5.125%, 7/01/36
7/24 at 101.00 N/R 5,065,859
3,760 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010,
6.625%, 4/01/40
8/22 at 100.00 N/R 3,442,994
Pima County Industrial Development Authority, Arizona,
Charter School Revenue Bonds, Desert Heights Charter
School, Series 2014:
1,000 7.000%, 5/01/34 5/24 at 100.00 N/R 1,036,610
1,800 7.250%, 5/01/44 5/24 at 100.00 N/R 1,864,746
650 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, American Leadership Academy Project, Series 2019,
5.000%, 6/15/52, 144A
6/25 at 100.00 N/R 627,484
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools
Project, Series 2017:
2,870 6.000%, 6/15/37, 144A 6/26 at 100.00 N/R 2,526,662
4,865 6.125%, 6/15/47, 144A 6/26 at 100.00 N/R 4,095,795
5,120 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020,
5.000%, 7/01/55, 144A
7/26 at 103.00 N/R 4,518,451
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016:
3,445 5.250%, 7/01/36 7/26 at 100.00 BB- 3,441,589
5,700 5.375%, 7/01/46 7/26 at 100.00 BB- 5,545,644
6,830 5.500%, 7/01/51 7/26 at 100.00 BB- 6,579,954
13,805 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%,
7/01/51, 144A
7/26 at 103.00 N/R 14,024,085
1,465 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Imagine East Mesa Charter Schools Project, Series
2019, 5.000%, 7/01/49, 144A
7/26 at 100.00 N/R 1,352,928
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, LEAD Charter School
Project, Series 2014:
1,860 6.750%, 3/01/34 3/24 at 100.00 N/R 1,882,060
4,990 8.750%, 3/01/44 3/24 at 100.00 N/R 5,185,009
8,790 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2014A,
9.000%, 2/01/44
2/24 at 100.00 N/R 9,307,819
2,660 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2016,
6.500%, 2/01/48, 144A
2/24 at 100.00 N/R 2,698,597

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 11,315 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2017,
6.750%, 2/01/50, 144A
2/28 at 100.00 N/R $ 11,809,013
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020:
1,335 5.000%, 6/15/35, 144A 6/28 at 100.00 N/R 1,220,457
5,115 5.250%, 6/15/50, 144A 6/28 at 100.00 N/R 4,359,566
2,000 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020-1,
5.000%, 6/15/50, 144A
6/28 at 100.00 N/R 1,757,380
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019:
685 5.125%, 7/01/39 7/25 at 100.00 N/R 648,907
1,050 5.250%, 7/01/49 7/25 at 100.00 N/R 961,034
5,770 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools, Mesa Project, Series 2015A,
5.000%, 12/15/34, 144A
6/25 at 100.00 BB 5,780,732
5,900 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A, 3.000%, 4/01/51, (UB) (5)
4/31 at 100.00 A 4,229,356
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
60 5.250%, 12/01/22 No Opt. Call BBB+ 60,727
80 5.250%, 12/01/28 No Opt. Call BBB+ 87,411
21,530 5.500%, 12/01/37, 144A No Opt. Call Ba3 24,193,476
16,000 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A, 5.375%, 10/01/56
10/29 at 103.00 N/R 10,317,920
Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A:
2,140 6.000%, 10/01/37, 144A 10/27 at 100.00 N/R 2,053,180
2,665 6.125%, 10/01/47, 144A 10/27 at 100.00 N/R 2,506,992
3,085 6.125%, 10/01/52, 144A 10/27 at 100.00 N/R 2,870,963
4,340 Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Series 2012, 5.125%, 3/01/42, 144A
9/22 at 100.00 BB+ 4,340,304
1,185 Yuma County Industrial Development Authority, Arizona, Exempt Revenue
Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%,
12/01/37, (AMT)
8/22 at 100.00 N/R 1,067,495
601,594 Total Arizona 540,649,945
Arkansas - 0.4%
59,695 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 B- 57,692,830
5,670 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT), 144A
9/27 at 103.00 B- 5,681,056
10,000 Fayetteville School District 1, Washington County, Arkansas, General
Obligation Bonds, Refunding & School Construction Series 2020,
3.000%, 6/01/50, (UB) (5)
6/25 at 100.00 Aa2 7,724,900
75,365 Total Arkansas 71,098,786

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California - 18.1%
Allan Hancock Joint Community College District, California,
General Obligation Bonds, Election 2006 Series 2012C:
$ 10,000 0.000%, 8/01/44, (UB) (5) 8/38 at 100.00 AA $ 6,687,900
10,000 0.000%, 8/01/47, (UB) (5) 8/40 at 100.00 AA 6,731,100
Anaheim Public Financing Authority, California, Lease
Revenue Bonds, Public Improvement Project, Series 1997C:
5,500 0.000%, 9/01/34 - AGM Insured No Opt. Call A2 3,356,870
1,985 0.000%, 9/01/35 - AGM Insured No Opt. Call AA 1,151,459
2,325 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call AA (7) 1,480,048
Antelope Valley Healthcare District, California, Revenue
Bonds, Series 2016A:
300 5.250%, 3/01/36 3/26 at 100.00 Ba3 311,532
9,075 5.000%, 3/01/41 3/26 at 100.00 Ba3 9,205,861
10,900 5.000%, 3/01/46 3/26 at 100.00 Ba3 11,005,948
3,415 Antioch Unified School District, Contra Costa County, California, General
Obligation Bonds, School Facilities Improvement District 1, Tender
Option Bond Trust 2016-XG0071, 14.806%, 8/01/47, 144A, (IF) (5)
8/23 at 100.00 A+ 3,814,897
Bakersfield City School District, Kern County, California,
General Obligation Bonds, Election 2016 Series 2017A:
4,890 4.000%, 11/01/42, (UB) (5) 11/26 at 100.00 A+ 4,804,132
3,750 4.000%, 11/01/46, (UB) (5) 11/26 at 100.00 A+ 3,616,650
Bakersfield City School District, Kern County, California,
General Obligation Bonds, Series 2012C:
1,700 0.000%, 5/01/42 (6) 5/40 at 100.00 A+ 1,269,458
4,480 0.000%, 5/01/47 (6) 5/40 at 100.00 A+ 3,297,683
4,210 Banning Unified School District, Riverside County, California, General
Obligation Bonds, 2016 Election Series 2017A, 4.000%, 8/01/46 - AGM
Insured, (UB) (5)
8/27 at 100.00 AA 4,114,307
Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Subordinate Fixed Rate
Series 2017S-7:
13,000 4.000%, 4/01/47, (UB) (5) 4/27 at 100.00 A1 12,702,300
1,000 4.000%, 4/01/49, (UB) (5) 4/27 at 100.00 A1 972,320
19,315 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Subordinate Series 2014S-6, 5.000%, 10/01/54, (Pre-
refunded 10/01/24), (UB) (5)
10/24 at 100.00 A1 (7) 20,577,622
7,465 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Subordinate Series 2019S-8, 3.000%, 4/01/54, (UB) (5)
10/29 at 100.00 A1 5,739,764
1,950 Blythe Redevelopment Agency, California, Tax Allocation Bonds,
Redevelopment Project 1, Series 2011, 9.750%, 5/01/38
8/22 at 100.00 N/R 1,957,488
7,205 Cabrillo Unified School District, San Mateo County, California, General
Obligation Bonds, Series 2017C, 4.000%, 8/01/46, (UB) (5)
8/26 at 100.00 AA- 6,950,447
4,155 Calexico Unified School District, Imperial County, California, General
Obligation Bonds, Election 2016, Series 2017A, 4.000%, 8/01/46 - AGM
Insured, (UB) (5)
8/27 at 100.00 AA 4,060,557
3,965 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Ester Apartments, Series 2021A-2, 4.000%, 2/01/43,
144A
8/31 at 100.00 N/R 3,267,477
4,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Exchange at Bayfront Apartments, Junior Series 2021A-
2, 4.000%, 8/01/51, 144A
8/32 at 100.00 N/R 2,636,320
26,580 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 20,412,908

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 10,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 N/R $ 7,825,440
26,625 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 N/R 21,362,036
13,985 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R 11,130,102
3,335 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-1,
3.000%, 2/01/57, 144A
8/32 at 100.00 N/R 2,414,773
10,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R 7,777,300
10,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Fresno County Tobacco Funding Corporation,
Subordinate Turbo Capital Series 2006A, 0.000%, 6/01/46
7/22 at 21.72 N/R 2,167,800
14,700 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation,
Turbo, Series 2007A, 0.000%, 6/01/57
7/22 at 13.85 N/R 2,032,128
27,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 N/R 4,414,230
60,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation,
Series 2006A, 0.000%, 6/01/46
7/22 at 25.84 N/R 13,556,400
28,600 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation,
Subordinate Turbo Capital Appreciation Series 2006B, 0.000%, 6/01/46
7/22 at 25.10 N/R 6,895,460
8,325 California County Tobacco Securitization Agency, Tobacco Settlement
Bonds, Gold Country Settlement Funding Corporation, Subpordinate
Series 2020B-2, 0.000%, 6/01/55
12/30 at 36.29 N/R 1,567,181
2,500 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61, 144A
7/27 at 100.00 N/R 1,719,250
34,360 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58, 144A
7/27 at 102.00 N/R 31,028,798
6,665 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 4.000%, 8/15/40, (Pre-refunded
8/15/25), (UB)
8/25 at 100.00 A (7) 7,024,044
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
11,530 4.000%, 11/15/41, (UB) (5) 11/26 at 100.00 A 11,262,965
22,820 5.000%, 11/15/46, (Pre-refunded 11/15/26), (UB) (5) 11/26 at 100.00 N/R (7) 25,357,584
33,090 5.000%, 11/15/46, (UB) (5) 11/26 at 100.00 A 34,353,046
27,515 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 4.000%, 11/15/48, (UB) (5)
11/27 at 100.00 A 26,091,649
24,760 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2018A, 4.000%, 11/15/42, (UB) (5)
11/27 at 100.00 A 24,091,728
6,435 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Refunding Series 2016A, 4.000%, 3/01/39, (UB) (5)
3/26 at 100.00 A 6,090,213

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Health Facilities Financing Authority, Revenue
Bonds, Cedars-Sinai Health System, Series 2021A:
$ 15,000 4.000%, 8/15/48 8/31 at 100.00 N/R $ 14,664,450
6,500 3.000%, 8/15/51, (UB) (5) 8/31 at 100.00 N/R 5,223,855
California Health Facilities Financing Authority, Revenue
Bonds, El Camino Hospital, Series 2017:
3,810 5.000%, 2/01/42, (UB) (5) 2/27 at 100.00 A1 4,016,768
6,830 5.000%, 2/01/47, (UB) (5) 2/27 at 100.00 A1 7,142,063
California Health Facilities Financing Authority, Revenue
Bonds, Kaiser Permanente System, Series 2017A-2:
10,000 4.000%, 11/01/38, (UB) (5) 11/27 at 100.00 AA- 9,951,400
147,600 4.000%, 11/01/44, (UB) (5) 11/27 at 100.00 AA- 144,419,220
42,070 5.000%, 11/01/47, (UB) (5) No Opt. Call AA- 48,225,262
9,250 4.000%, 11/01/51, (UB) (5) 11/27 at 100.00 AA- 8,794,345
California Health Facilities Financing Authority, Revenue
Bonds, Lucile Salter Packard Children's Hospital, Tender
Option Bond Trust 2015-XF0152:
540 15.080%, 8/15/43, 144A, (IF) (5) 8/24 at 100.00 A+ 602,014
1,250 15.311%, 8/15/51, 144A, (IF) (5) 8/22 at 100.00 A+ 1,271,062
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Tender Option Bond
Trust 2015-XF0120:
261 21.938%, 10/01/38, 144A, (IF) (5) 10/24 at 100.00 AA- 321,756
199 21.938%, 10/01/38, (Pre-refunded 10/01/24), 144A, (IF) (5) 10/24 at 100.00 N/R 245,323
845 18.540%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 966,925
3,150 18.600%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 3,606,151
2,000 18.600%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 2,289,620
2,000 18.600%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 2,289,620
29,145 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2016A, 4.000%,
10/01/47, (UB) (5)
10/26 at 100.00 AA- 27,340,633
3,335 California Health Facilities Financing Authority, Revenue Bonds, Stanford
Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54, (UB) (5)
8/25 at 100.00 AA- 3,456,261
California Health Facilities Financing Authority, Revenue
Bonds, Stanford Hospitals and Clinics, Tender Option Bond
Trust 2016-XG0049:
2,385 15.221%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) (5) 8/22 at 100.00 AA- (7) 2,425,712
2,000 15.435%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) (5) 8/22 at 100.00 AA- (7) 2,034,160
1,610 18.187%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) (5) 8/22 at 100.00 AA- (7) 1,644,341
1,800 18.196%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) (5) 8/22 at 100.00 AA- (7) 1,838,430
1,585 California Housing Finance Agency, Multifamily Housing Revenue Bonds,
Redwood Gardens Apartments, Subordinate Lien Series 2021N-S,
4.000%, 3/01/37, 144A
3/31 at 100.00 N/R 1,274,705
8,715 California Infrastructure and Economic Development Bank, Infrastructure
State Revolving Fund Revenue Bonds, Series 2016A, 4.000%, 10/01/45,
(Pre-refunded 10/01/26), (UB) (5)
10/26 at 100.00 AAA (7) 9,339,778
6,085 California Infrastructure and Economic Development Bank, Revenue
Bonds, Academy of Motion Picture Arts and Sciences Obligated Group,
Series 2015A, 4.000%, 11/01/45, (UB) (5)
11/23 at 100.00 Aa2 6,013,075
1,490 California Infrastructure and Economic Development Bank, Revenue
Bonds, WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%,
1/01/56, 144A
1/31 at 100.00 N/R 1,361,726
11,085 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies - El Dorado Hills Project, Series 2018A, 5.750%,
10/01/48, 144A
10/22 at 105.00 N/R 11,755,088

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,025 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies - El Dorado Hills Project, Taxable Series 2018B,
5.500%, 10/01/25, 144A
10/22 at 105.00 N/R $ 1,083,907
1,500 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2015A, 5.250%, 10/01/45
10/22 at 102.00 BB 1,503,000
California Municipal Finance Authority Charter School
Revenue Bonds, River Charter Schools Project, Series
2018A:
640 5.500%, 6/01/38, 144A 6/26 at 100.00 BB 652,557
1,595 5.500%, 6/01/48, 144A 6/26 at 100.00 BB 1,608,829
1,550 5.500%, 6/01/53, 144A 6/26 at 100.00 BB 1,560,710
1,150 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%,
6/01/48, 144A
6/28 at 100.00 Ba1 1,096,962
California Municipal Finance Authority, Charter School
Lease Revenue Bonds, Nova Academy Project, Series
2016A:
500 5.000%, 6/15/36, 144A 6/26 at 100.00 BB 506,580
6,275 5.000%, 6/15/46, 144A 6/26 at 100.00 BB 6,274,623
California Municipal Finance Authority, Charter School
Revenue Bonds, John Adams Academies, Inc. - Lincoln
Project, Taxable Series 2019B:
1,515 5.000%, 10/01/49, 144A 10/27 at 100.00 N/R 1,396,527
1,650 5.000%, 10/01/57, 144A 10/27 at 100.00 N/R 1,488,993
2,000 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2014A, 5.000%, 10/01/44
10/22 at 102.00 BB 1,932,120
California Municipal Finance Authority, Charter School
Revenue Bonds, Partnerships to Uplift Communities Project,
Series 2012A:
200 5.250%, 8/01/42 8/22 at 100.00 BB 193,486
675 5.300%, 8/01/47 8/22 at 100.00 BB 648,736
1,680 California Municipal Finance Authority, Charter School Revenue Bonds,
Urban Discovery Academy Project, Series 2014A, 6.125%, 8/01/49,
144A
8/24 at 100.00 BB- 1,713,046
850 California Municipal Finance Authority, Charter School Revenue Bonds,
Urban Discovery Academy Project, Series 2015A, 6.125%, 8/01/45,
144A
8/26 at 100.00 N/R 879,741
California Municipal Finance Authority, Educational
Facilities Revenue Bonds, OCEAA Project, Series 2008A:
635 6.750%, 10/01/28 8/22 at 100.00 N/R 635,749
1,000 7.000%, 10/01/39 8/22 at 100.00 N/R 1,000,880
1,270 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%,
8/15/49
8/24 at 100.00 N/R 1,280,033
5,000 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47, (Pre-refunded
8/15/22)
8/22 at 100.00 N/R (7) 5,032,950
7,580 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Windsor Mobile Country Club, Subordinate Series 2013B,
7.000%, 11/15/48, (Pre-refunded 11/15/23)
11/23 at 100.00 N/R (7) 8,081,569
California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Series 2016A:
1,000 5.000%, 11/01/36, 144A 11/26 at 100.00 N/R 1,035,260
3,935 5.000%, 11/01/46, 144A 11/26 at 100.00 N/R 4,034,555

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Municipal Finance Authority, Revenue Bonds,
Goodwill Industries of Sacramento Valley & Northern
Nevada Project, Series 2012A:
$ 550 6.625%, 1/01/32, 144A 8/22 at 100.00 N/R $ 549,978
515 6.875%, 1/01/42, 144A 8/22 at 100.00 N/R 506,662
1,275 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 5.000%, 1/01/35
1/25 at 100.00 N/R 1,103,270
10,000 California Municipal Finance Authority, Revenue Bonds, HumanGood
California Obligated Group, Series 2021., 3.000%, 10/01/49, (UB) (5)
10/28 at 103.00 A- 7,424,900
9,350 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 4.000%, 12/31/47 - AGM Insured, (AMT), (UB)
(5)
6/28 at 100.00 BBB- 8,541,038
3,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 4.000%, 12/31/47 - AGM Insured, (AMT)
6/28 at 100.00 BBB- 2,740,440
7,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50
10/27 at 103.00 N/R 7,190,400
3,720 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2022A, 5.250%, 9/01/52
9/29 at 103.00 N/R 3,766,686
2,160 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-6, County of Placer-PV400, Series
2022, 5.250%, 9/01/52
9/29 at 103.00 N/R 2,163,326
California Municipal Finance Authority, Student Housing
Revenue Bonds, CHF-Davis II, LLC - Orchard Park Student
Housing Project, Series 2021:
14,500 3.000%, 5/15/51 - BAM Insured, (UB) (5) 5/31 at 100.00 Baa3 11,166,450
5,835 3.000%, 5/15/54 - BAM Insured, (UB) (5) 5/31 at 100.00 Baa3 4,385,644
5,600 California Pollution Contol Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services Southern California, LLC
Project, Subordinate Series 2017, 8.000%, 12/01/27, (AMT), 144A (4)
No Opt. Call N/R 336,000
3,310 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%,
12/01/27, (AMT), 144A (4)
12/23 at 102.00 N/R 331,000
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources
Channelside LP Desalination Project, Series 2012:
5,500 5.000%, 7/01/37, (AMT), 144A 1/23 at 100.00 Baa3 5,519,415
940 5.000%, 11/21/45, (AMT), 144A 1/23 at 100.00 Baa3 942,322
7,910 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55,
144A
7/28 at 100.00 N/R 6,849,744
California Public Finance Authority, Charter School Lease
Revenue Bonds, Laverne Elementary Preparatory Academy
Project, Series 2019A:
870 5.000%, 6/15/39, 144A 6/23 at 100.00 N/R 870,209
1,000 5.000%, 6/15/49, 144A 6/23 at 100.00 N/R 971,150
California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project,
Series 2017A:
2,055 6.125%, 6/15/37 6/27 at 100.00 N/R 2,120,616
3,025 6.250%, 6/15/47 6/27 at 100.00 N/R 3,096,965
130 California Public Finance Authority, Charter School Lease Revenue Bonds,
Multicultural Learning Center Project, Series 2017B, 7.375%, 6/15/23
No Opt. Call N/R 128,345
30,000 California Public Finance Authority, Revenue Bonds, Sharp HealthCare,
Series 2017A, 4.000%, 8/01/47, (UB) (5)
2/28 at 100.00 Aa3 28,945,200

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
1,700 California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Series 2017A, 5.000%, 7/01/47, 144A
7/27 at 100.00 Caa2 1,309,833
California School Finance Authority Charter School Facility
Revenue Bonds, Grimmway Schools-Obligated Group,
Series 2016A:
4,350 5.000%, 7/01/36, 144A 7/26 at 100.00 BB+ 4,426,995
2,360 5.000%, 7/01/46, 144A 7/26 at 100.00 BB+ 2,365,050
California School Finance Authority Charter School
Revenue Bonds, California, ACE Charter Schools,
Obligated Group, Series 2016A:
2,755 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R 2,690,368
950 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R 895,213
6,930 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%,
6/01/59, 144A
6/28 at 102.00 N/R 6,446,702
730 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Taxable Series 2020B,
6.000%, 6/01/31, 144A
6/28 at 102.00 N/R 669,198
California School Finance Authority, California, Charter
School Revenue Bonds, Encore Education Obligated
Group, Series 2016A:
2,010 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R 1,601,668
1,100 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R 818,180
465 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education, Series 2022, 8.000%, 7/01/30, 144A
8/22 at 100.00 N/R 464,884
1,890 California School Finance Authority, California, Charter School Revenue
Bonds, Girls Athletic Leadership School Los Angeles Project, Series
2021A, 4.000%, 6/01/61, 144A
6/31 at 100.00 N/R 1,333,773
California School Finance Authority, California, Charter
School Revenue Bonds, TEACH Public Schools Obligated
Group, Series 2016A:
5,705 5.750%, 6/01/42 6/26 at 100.00 N/R 5,897,658
5,065 5.875%, 6/01/52 6/26 at 100.00 N/R 5,227,434
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2019A, 5.000%,
6/01/49, 144A
6/26 at 100.00 N/R 968,330
California School Finance Authority, Charter School
Revenue Bonds, CIty Charter School Obligated Group,
Series 2016A:
2,525 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R 2,496,644
2,930 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R 2,819,949
1,550 California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Vista Project, Series 2021A, 4.000%, 10/01/46,
144A
10/28 at 101.00 BBB- 1,332,504
1,000 California School Finance Authority, Charter School Revenue Bonds,
Coastal Academy Project, Series 2013A, 5.000%, 10/01/42, 144A
10/22 at 100.00 BBB- 1,002,460
California School Finance Authority, Charter School
Revenue Bonds, Escuela Popular Charter School, Series
2017:
1,250 6.250%, 7/01/37, 144A 7/27 at 100.00 N/R 1,278,387
4,825 6.500%, 7/01/50, 144A 7/27 at 100.00 N/R 4,921,404
1,680 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.875%, 5/01/47, 144A
5/27 at 100.00 N/R 1,687,862

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,135 California School Finance Authority, Charter School Revenue Bonds,
Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/55,
144A
6/27 at 100.00 N/R $ 1,138,859
1,575 California School Finance Authority, Charter School Revenue Bonds, River
Springs Charter School, Series 2022A, 5.000%, 7/01/52, 144A
7/30 at 100.00 N/R 1,455,599
1,460 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2017A, 5.250%, 6/01/52,
144A
6/26 at 100.00 N/R 1,478,922
California School Finance Authority, Charter School
Revenue Bonds, Rocketship Public Schools Obligated
Group, Series 2017G:
610 5.000%, 6/01/47, 144A 6/27 at 100.00 N/R 614,453
525 5.000%, 6/01/53, 144A 6/27 at 100.00 N/R 527,467
California School Finance Authority, Charter School
Revenue Bonds, Russell Westbrook Academy Obligated
Group, Series 2021A:
3,410 4.000%, 6/01/51, 144A 6/27 at 100.00 N/R 2,628,939
11,050 4.000%, 6/01/61, 144A 6/27 at 100.00 N/R 8,043,737
California School Finance Authority, Charter School
Revenue Bonds, Santa Clarita Valley International School
Project, Series 2021A:
800 4.000%, 6/01/51 6/31 at 100.00 N/R 644,672
1,300 4.000%, 6/01/61 6/31 at 100.00 N/R 996,255
10,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R 7,737,100
California School Finance Authority, Charter School
Revenue Bonds, Valley International Preparatory High
School Project, Series 2022A:
4,810 5.125%, 3/01/52, 144A 3/31 at 100.00 N/R 3,993,743
3,750 5.250%, 3/01/62, 144A 3/31 at 100.00 N/R 3,060,900
California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Project,
Series 2014A:
1,205 5.750%, 6/01/34, 144A 6/24 at 100.00 BB+ 1,237,246
2,390 6.000%, 6/01/44, 144A 6/24 at 100.00 BB+ 2,462,560
California School Finance Authority, Educational Facility
Revenue Bonds, Partnerships to Uplift Communities Valley
Project, Series 2014:
2,010 6.400%, 8/01/34, 144A 2/24 at 100.00 BB 2,068,792
4,960 6.750%, 8/01/44, 144A 2/24 at 100.00 BB 5,120,456
1,300 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 6.750%, 11/01/45, 144A
11/24 at 100.00 N/R 1,331,135
690 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 5.125%, 7/01/44
7/24 at 100.00 BBB 701,012
California School Finance Authority, School Facility
Revenue Bonds, Value Schools, Series 2016A:
1,280 5.750%, 7/01/41, 144A 7/26 at 100.00 BB+ 1,342,093
2,250 6.000%, 7/01/51, 144A 7/26 at 100.00 BB+ 2,366,100
4,000 California State University, Systemwide Revenue Bonds, Series 2021A,
3.000%, 11/01/52, (UB) (5)
11/31 at 100.00 AA- 3,080,320
10,540 California State, General Obligation Bonds, Tender Option Bond Trust
2015-XF1029, 15.932%, 9/01/32, 144A, (IF) (5)
9/23 at 100.00 AA- 11,964,692
15,725 California State, General Obligation Bonds, Tender Option Bond Trust
2015-XF1039, 15.783%, 4/01/43, 144A, (IF) (5)
4/23 at 100.00 AA- 16,873,240

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 3,055 California State, General Obligation Bonds, Various Purpose Series 2015,
4.000%, 8/01/45, (UB) (5)
8/25 at 100.00 AA- $ 3,041,802
10,000 California State, General Obligation Bonds, Various Purpose Series 2017,
5.000%, 8/01/46, (UB) (5)
8/26 at 100.00 AA- 10,589,600
California State, General Obligation Bonds, Various
Purpose Series 2021:
3,000 3.000%, 12/01/46, (UB) (5) 12/30 at 100.00 AA- 2,400,780
1,000 3.000%, 12/01/49, (UB) 12/30 at 100.00 AA- 784,170
5,000 California State, General Obligation Bonds, Various Purpose Series 2022,
3.000%, 4/01/52, (UB)
4/32 at 100.00 N/R 3,899,850
California State, General Obligation Bonds, Various
Purpose, Tender Option Bond Trust 2015-XF1041:
2,500 15.886%, 11/01/43, (Pre-refunded 11/01/23), 144A, (IF) (5) 11/23 at 100.00 AA- 2,827,350
750 11.650%, 11/01/44, (Pre-refunded 11/01/24), 144A, (IF) (5) 11/24 at 100.00 AA- (7) 741,675
California Statewide Communities Development Authority:
5,000 3.000%, 5/15/54, (UB) (5) 5/31 at 100.00 N/R 3,583,400
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A:
9,515 5.250%, 12/01/44 12/24 at 100.00 BB- 9,559,530
75,755 5.500%, 12/01/54 12/24 at 100.00 BB- 76,668,606
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A:
13,625 5.000%, 12/01/41, 144A 6/26 at 100.00 BB- 13,626,635
8,915 5.000%, 12/01/46, 144A 6/26 at 100.00 BB- 8,796,609
80,970 5.250%, 12/01/56, 144A 6/26 at 100.00 BB- 81,364,324
1,000 California Statewide Communities Development Authority, College
Housing Revenue Bonds, National Campus Community Development -
Hooper Street LLC Project, Series 2019, 5.250%, 7/01/52, 144A
7/29 at 100.00 B 861,650
440 California Statewide Communities Development Authority, Revenue
Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust
2015-XF1035, 18.958%, 11/15/49, (Pre-refunded 11/15/24) - AGM
Insured, 144A, (IF) (5)
11/24 at 100.00 AA (7) 592,500
12,750 California Statewide Communities Development Authority, Revenue
Bonds, Emanate Health, Series 2020A, 3.000%, 4/01/50, (UB) (5)
4/30 at 100.00 A 9,425,183
9,900 California Statewide Communities Development Authority, Revenue
Bonds, Front Porch Communities and Services , Series 2021A, 3.000%,
4/01/46, (UB) (5)
4/31 at 100.00 N/R 7,631,514
25,000 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Series 2014, 5.000%, 7/01/44,
(UB) (5)
7/24 at 100.00 A- 26,488,000
California Statewide Communities Development Authority,
Revenue Bonds, John Muir Health, Series 2016A:
3,000 4.000%, 8/15/41, (UB) (5) 8/26 at 100.00 A+ 2,908,050
5,440 5.000%, 8/15/51, (UB) (5) 8/26 at 100.00 A+ 5,632,250
6,500 California Statewide Communities Development Authority, Revenue
Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57, (UB) (5)
12/27 at 100.00 A+ 6,787,430
California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing
Project, Refunding Series 2016A:
3,610 5.000%, 6/01/36, 144A 6/26 at 100.00 N/R 3,689,384
8,150 5.000%, 6/01/46, 144A 6/26 at 100.00 N/R 8,233,048

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 14,940 California Statewide Communities Development Authority, Revenue
Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45,
(UB) (5)
8/23 at 100.00 BBB $ 13,366,818
1,000 California Statewide Communities Development Authority, Revenue
Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32,
(Pre-refunded 10/01/22)
10/22 at 100.00 N/R (7) 1,010,180
1,950 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2012-01, Fancher Creek, Series
2013A, 5.700%, 9/01/43
9/22 at 100.00 N/R 1,953,881
California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2015-2 Rio
Bravo, Series 2015A:
3,245 5.375%, 9/01/35 9/25 at 100.00 N/R 3,353,221
3,285 5.625%, 9/01/45 9/25 at 100.00 N/R 3,389,561
2,665 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2016-02 Delta Coves, Series 2022,
5.500%, 9/01/52
9/32 at 100.00 N/R 2,691,783
California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2020-02
Improvement Area 2 Atwell, Series 2022:
500 5.125%, 9/01/42 , (WI/DD, Settling 7/13/22) 9/32 at 100.00 N/R 505,360
1,310 5.250%, 9/01/52 , (WI/DD, Settling 7/13/22) 9/32 at 100.00 N/R 1,322,288
2,000 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
7/22 at 100.00 N/R 1,890,520
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A:
181 5.750%, 7/01/24 (4),(8) 9/22 at 100.00 N/R 180,578
870 5.750%, 7/01/30 (4),(8) 9/22 at 100.00 N/R 870,445
1,281 5.750%, 7/01/35 (4),(8) 9/22 at 100.00 N/R 1,281,549
1,110 5.500%, 7/01/39 (4),(8) 9/22 at 100.00 N/R 1,109,936
223 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
(4),(8)
9/22 at 100.00 N/R 222,841
1,085 Cathedral City Public Financing Authority, California, Tax Allocation Bonds,
Merged Redevelopment Project, Series 2000A, 0.000%, 8/01/33 - NPFG
Insured
No Opt. Call Baa2 684,971
12,780 Central Union High School District, Imperial County, California, General
Obligation Bonds, Election 2016 Series 2019, 4.000%, 8/01/49, (UB) (5)
8/28 at 100.00 Aa3 12,283,753
2,385 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R 1,935,070
9,650 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-2, 4.000%, 12/01/45, 144A
12/31 at 100.00 N/R 7,522,947
500 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Solana at Grand, Junior Series 2021A-2, 4.000%, 8/01/45, 144A
2/32 at 100.00 N/R 390,020
3,595 CMFA Special Financing Agency VIII, California, Essential Housing
Revenue Bonds, Elan Huntington Beach, Junior Lien Series 2021A-2,
4.000%, 8/01/47, 144A
8/31 at 100.00 N/R 2,812,728
1,000 CMFA Special Financing Agency VIII, California, Essential Housing
Revenue Bonds, Elan Huntington Beach, Senior Lien Series 2021A-1,
3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 717,890

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 155 Compton Public Finance Authority, California, Lease Revenue Bonds,
Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 -
AMBAC Insured
8/22 at 100.00 N/R $ 155,135
5,750 Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%, 9/01/39 8/22 at 100.00 N/R 5,756,728
2,500 Contra Costa Community College District, Contra Costa County,
California, General Obligation Bonds, Tender Option Trust 2015-
XF0229, 15.785%, 2/01/23, 144A, (IF) (5)
No Opt. Call AA+ (7) 2,854,750
Corona, California, Special Tax Bonds, Community Facilities
District 2018-2 Sierra Bella, Series 2022A:
500 5.000%, 9/01/42 , (WI/DD, Settling 7/14/22) 9/29 at 103.00 N/R 508,395
1,405 5.000%, 9/01/51 , (WI/DD, Settling 7/14/22) 9/29 at 103.00 N/R 1,416,380
18,135 Cotati-Rohnert Park Unified School District, Sonoma County, California,
General Obligation Bonds, 2014 Election Series 2017A, 4.000%,
8/01/46 - BAM Insured, (UB)
8/26 at 100.00 A1 17,722,791
2,000 County of Los Angeles CA Community Facilities District No 2021-01,
5.000%, 9/01/52
9/29 at 103.00 N/R 2,015,805
5,805 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Mezzanine Lien
Series 2021B, 4.000%, 4/01/57, 144A
4/32 at 100.00 N/R 4,143,725
6,450 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Social Bond Series
2021A-2, 3.250%, 4/01/57, 144A
4/32 at 100.00 N/R 4,631,358
8,080 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 6,155,748
38,455 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 30,803,993
7,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 6,538,210
5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Dublin Mezzanine Lien Series 2021B, 4.000%, 2/01/57,
144A
2/32 at 100.00 N/R 3,657,200
10,035 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Link-Glendale, Series 2021A-2, 4.000%, 7/01/56, 144A
7/31 at 100.00 N/R 7,964,980
12,560 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and
A-2, 3.250%, 7/01/56, 144A
7/32 at 100.00 N/R 8,830,810
3,590 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1,
3.400%, 10/01/46, 144A
10/31 at 100.00 N/R 2,783,794
5,210 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 3,971,375
9,735 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%,
7/01/58, 144A
7/32 at 100.00 N/R 6,531,990
20,090 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 N/R 16,507,350
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 1,511,480

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%,
7/01/51, 144A
7/31 at 100.00 N/R $ 1,880,660
1,250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Towne-Glendale, Mezzanine Lien Social Series 2022B,
5.000%, 9/01/37, 144A
9/32 at 100.00 N/R 1,187,438
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R 1,540,800
4,375 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series
2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R 3,093,606
1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46, 144A
9/31 at 100.00 N/R 781,710
21,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine
Lien Series 2021B, 4.000%, 6/01/57, 144A
6/31 at 100.00 N/R 15,100,890
8,400 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R 5,637,324
38,280 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series
2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R 29,981,279
8,030 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021B,
4.000%, 12/01/59
6/32 at 100.00 N/R 5,124,987
4,255 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 2,890,804
5,820 Davis Joint Unified School District, Yolo County, California, General
Obligation Bonds, Series 2019, 4.000%, 8/01/40, (UB) (5)
8/26 at 100.00 AA 5,768,784
Downey Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2014 Series
2021C:
4,560 3.000%, 8/01/45, (UB) (5) 8/31 at 100.00 AA- 3,636,782
6,805 3.000%, 8/01/48, (UB) (5) 8/31 at 100.00 AA- 5,303,885
10,535 Elk Grove Unified School District, Sacramento County, California, General
Obligation Bonds, Election of 2016, Series 2017, 4.000%, 8/01/44, (UB)
(5)
8/26 at 100.00 Aa2 10,250,239
Fairfield, California, Certificates of Participation, Fairfield
Water Financing Series 2007A:
4,000 0.000%, 4/01/32 - SYNCORA GTY Insured No Opt. Call AA 2,791,960
5,480 0.000%, 4/01/33 - SYNCORA GTY Insured No Opt. Call AA 3,649,680
5,480 0.000%, 4/01/34 - SYNCORA GTY Insured No Opt. Call AA 3,482,321
5,875 0.000%, 4/01/38 - SYNCORA GTY Insured, (UB) (5) No Opt. Call AA 3,068,042
3,460 Fairfield, California, Special Tax Bonds, Community Facilities District 2007-
1 Fairfield Commons Project, Series 2008, 6.875%, 9/01/38
9/22 at 100.00 N/R 3,489,306
7,385 Fillmore, California, Wastewater Revenue Bonds, Refunding Series 2017,
4.000%, 5/01/42 - AGM Insured, (UB) (5)
5/27 at 100.00 A2 7,121,577
5,500 Fontana Unified School District, San Bernardino County, California,
General Obligation Bonds, Election 2006 Series 2020, 2.375%, 8/01/44
- AGM Insured, (UB) (5)
8/28 at 100.00 Aa3 3,923,865

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 6,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A, 0.000%, 1/15/32 - AGM
Insured (6)
1/31 at 100.00 BBB $ 6,447,180
5,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Series 2013B-2, 3.500%, 1/15/53 -
AGM Insured, (UB) (5)
7/29 at 100.00 A2 4,256,050
Fresno Unified School District, Fresno County, California,
General Obligation Bonds, Crossover Refunding Series
2016B:
9,550 0.000%, 8/01/43 8/26 at 54.52 Aa3 3,935,173
6,900 4.000%, 8/01/46, (UB) (5) 8/26 at 100.00 Aa3 6,656,223
16,625 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Election 2010 Series 2014D, 4.000%, 8/01/47, (Pre-
refunded 8/01/24), (UB) (5)
8/24 at 100.00 Aa3 (7) 17,308,121
8,970 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Election 2016 Series 2019B, 3.000%, 8/01/43, (UB)
(5)
8/26 at 100.00 Aa3 7,219,594
5,340 Garvey School District, Los Angeles County, California, General Obligation
Bonds, Election 2016 Series 2017A, 4.000%, 8/01/46 - BAM Insured,
(UB) (5)
8/27 at 100.00 AA 5,218,622
3,445 Gilroy Public Facilities Financing Authority, California, Wastewater
Revenue Bonds, Series 2021A, 3.000%, 8/01/51, (UB) (5)
8/31 at 100.00 AA 2,635,528
9,275 Gilroy Public Facilities Financing Authority, Wastewater Revenue Bonds,
Series 2021A, 3.000%, 8/01/56, (UB) (5)
8/31 at 100.00 AA 6,940,946
Glendale Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016
Taxable Refunding Series 2020B:
2,650 0.000%, 8/01/42 2/30 at 68.75 AA- 1,043,358
1,875 0.000%, 8/01/43 2/30 at 66.54 AA- 702,731
1,765 0.000%, 8/01/44 2/30 at 64.38 AA- 629,117
1,500 0.000%, 2/01/45 2/30 at 63.32 AA- 521,160
Golden State Tobacco Securitization Corporation,
California, Enhanced Tobacco Settlement Asset-Backed
Revenue Bonds, Refunding Series 2015A:
6,610 5.000%, 6/01/40, (Pre-refunded 6/01/25), (UB) (5) 6/25 at 100.00 N/R (7) 7,155,589
5,390 5.000%, 6/01/40, (Pre-refunded 6/01/25), (UB) (5) 6/25 at 100.00 A+ (7) 5,834,891
2,069,355 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R 203,707,306
Golden State Tobacco Securitization Corporation,
California, Tobacco Settlement Asset-Backed Bonds,
Tender Option Bond Trust 2015-XF1038:
380 17.566%, 6/01/40, (Pre-refunded 6/01/25), 144A, (IF) (5) 6/25 at 100.00 N/R (7) 505,320
310 17.566%, 6/01/40, 144A, (IF) (5) 6/25 at 100.00 A+ 412,235
1,115 17.581%, 6/01/40, 144A, (IF) (5) 6/25 at 100.00 A+ 1,483,028
1,370 17.581%, 6/01/40, (Pre-refunded 6/01/25), 144A, (IF) (5) 6/25 at 100.00 N/R (7) 1,822,196
7,000 Grossmont-Cuyamaca Community College District, California, General
Obligation Bonds, Refunding Series 2018, 4.000%, 8/01/47, (UB) (5)
8/28 at 100.00 AA 6,849,290
18,770 Hayward Area Recreation and Park District, California, General Obligation
Bonds, Election of 2016, Series 2017A, 4.000%, 8/01/46, (UB) (5)
8/27 at 100.00 AA+ 18,356,497
Hayward Unified School District, Alameda County,
California, General Obligation Bonds, Election 2014, Series
2017:
12,580 4.000%, 8/01/39 - AGM Insured, (UB) (5) 8/26 at 100.00 AA 12,535,844
44,380 4.000%, 8/01/42 - AGM Insured, (UB) (5) 8/26 at 100.00 AA 43,596,693

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 6,010 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Augusta Communities Mobile Home Park, Refunding
Series 2022A, 5.250%, 5/15/56
5/32 at 100.00 N/R $ 6,125,753
2,800 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Uniion City Tropics, Refunding Series 2019, 3.250%,
5/15/39, (UB) (5)
5/29 at 100.00 A+ 2,419,872
160 Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged
Area Redevelopment Project, Subordinate Lien Refunding Series 2008A,
5.250%, 8/15/28
8/22 at 100.00 A 160,381
279,500 Inland Empire Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Series 2007C-2. Turbo Capital
Appreciation, 0.000%, 6/01/47
7/22 at 19.19 CCC 53,499,095
11,510 Jurupa Unified School District, Riverside County, California, General
Obligation Bonds, 2014 Election Series 2017B, 4.000%, 8/01/41, (UB)
(5)
8/27 at 100.00 Aa3 11,365,550
Lammersville Joint Unified School District, California,
Special Tax Bonds, Community Facilities District  2007-1
Mountain House - Shea Homes Improvement Area 1, Series
2013:
1,500 6.000%, 9/01/38 9/23 at 100.00 N/R 1,534,470
1,000 6.000%, 9/01/43 9/23 at 100.00 N/R 1,021,710
Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019:
1,945 5.400%, 9/01/38 9/26 at 103.00 N/R 1,838,511
3,095 5.500%, 9/01/43 9/26 at 103.00 N/R 2,963,555
4,830 5.600%, 9/01/49 9/26 at 103.00 N/R 4,614,244
Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019:
1,220 5.400%, 9/01/38 9/26 at 103.00 N/R 1,165,405
1,945 5.500%, 9/01/43 9/26 at 103.00 N/R 1,862,396
3,665 5.600%, 9/01/49 9/26 at 103.00 N/R 3,449,608
Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019:
2,410 5.400%, 9/01/38 9/26 at 103.00 N/R 2,314,323
3,820 5.500%, 9/01/43 9/26 at 103.00 N/R 3,653,295
7,205 5.600%, 9/01/49 9/26 at 103.00 N/R 6,901,886
Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019:
860 5.400%, 9/01/38 9/26 at 103.00 N/R 812,064
1,360 5.500%, 9/01/43 9/26 at 103.00 N/R 1,300,650
2,565 5.600%, 9/01/49 9/26 at 103.00 N/R 2,457,090
21,925 Long Beach Community College District, California, General Obligation
Bonds, Refunding 2008 Election Series 2012B, 0.000%, 8/01/49, (UB)
(5)
8/42 at 100.00 AA 15,832,920
10,255 Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2008, Series 2017E, 4.000%,
8/01/44, (UB) (5)
8/26 at 100.00 Aa2 9,977,807
7,750 Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2008, Series 2019F, 3.000%,
8/01/47, (UB) (5)
8/29 at 100.00 AA- 6,256,963

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Long Beach Unified School District, Los Angeles County,
California, General Obligation Bonds, Election of 2016,
Series 2017A:
$ 6,380 4.000%, 8/01/39, (UB) (5) 8/26 at 100.00 Aa2 $ 6,365,454
10,450 4.000%, 8/01/40, (UB) (5) 8/26 at 100.00 Aa2 10,358,040
13,045 4.000%, 8/01/41, (UB) (5) 8/26 at 100.00 Aa2 12,881,285
14,760 4.000%, 8/01/42, (UB) (5) 8/26 at 100.00 Aa2 14,503,176
32,355 4.000%, 8/01/45, (UB) (5) 8/26 at 100.00 Aa2 31,363,319
Long Beach Unified School District, Los Angeles County,
California, General Obligation Bonds, Election of 2016,
Series 2019B:
11,240 3.000%, 8/01/48, (UB) (5) 8/29 at 100.00 AA- 9,013,019
10,975 3.000%, 8/01/50, (UB) (5) 8/29 at 100.00 AA- 8,685,725
1,765 Los Alamitos Unified School District, Orange County, California,
Certificates of Participation, Series 2012, 0.000%, 8/01/42 (6)
8/29 at 100.00 Aa3 1,783,762
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Private Activity/
AMT Subordinate Series 2019A:
14,895 4.000%, 5/15/44, (AMT), (UB) (5) 5/29 at 100.00 A+ 14,329,288
11,910 5.000%, 5/15/49, (AMT), (UB) (5) 5/29 at 100.00 A+ 12,492,161
6,300 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B, 5.000%,
5/15/46, (AMT), (UB)
5/26 at 100.00 A+ 6,480,873
13,295 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019F, 3.000%,
5/15/49, (AMT), (UB) (5)
5/29 at 100.00 A+ 10,096,888
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2015E, 5.000%, 7/01/44, (UB) (5)
7/24 at 100.00 AA- 5,214,800
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Tender Option Bond Trust
3345. As Of 6/4/2015 Converted to Trust 2015-XF2047:
1,150 15.137%, 7/01/38, 144A, (IF) (5) 7/22 at 100.00 AA- 1,150,000
1,715 15.162%, 7/01/43, 144A, (IF) (5) 1/24 at 100.00 AA- 1,942,563
16,145 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2017A, 4.000%, 7/01/47, (UB) (5)
1/27 at 100.00 Aa2 15,773,826
2,420 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Tender Option Bond Trust 3403. As of 6/4/2015
Converted to Trust 2015-XF2053, 18.314%, 1/01/24, 144A, (IF) (5)
7/24 at 100.00 Aa2 2,942,188
5,000 Los Angeles, California, Wastewater System Revenue Bonds, Green
Subordinate Series 2022A, 4.000%, 6/01/52, (UB)
6/32 at 100.00 N/R 4,789,900
8,000 Lucia Mar Unified School District, San Luis Obispo County, California,
General Obligation Bonds, Election 2016 Series 2017A, 4.000%,
8/01/46, (UB) (5)
8/27 at 100.00 Aa2 7,968,720
18,700 Lucia Mar Unified School District, San Luis Obispo County, California,
General Obligation Bonds, Election 2016 Series 2018B, 4.000%,
8/01/47, (UB) (5)
8/28 at 100.00 Aa2 18,586,304
1,000 Lynwood Redevelopment Agency, California, Tax Allocation Revenue
Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31
8/22 at 100.00 A 1,003,000
8,000 Madera Unified School District, Madera County, California, General
Obligation Bonds, Election 2014 Series 2017, 4.000%, 8/01/46, (UB)
8/27 at 100.00 Aa3 7,729,120
25,420 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2017A, 4.000%, 8/01/47, (UB) (5)
8/27 at 100.00 Aa2 24,450,227
7,895 Marin Public Financing Authority, California, Revenue Bonds, Sausalito
Marin City Sanitary District, Series 2017, 4.000%, 4/01/42, (UB) (5)
4/27 at 100.00 AA 7,758,890

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Modesto Elementary School District, Stanislaus County,
California, General Obligation Bonds, Election 2018 -
Measure D Series 2021B:
$ 4,300 3.000%, 8/01/46, (UB) (5) 2/30 at 100.00 Aa3 $ 3,395,753
2,700 3.000%, 8/01/50, (UB) (5) 2/30 at 100.00 Aa3 2,079,351
6,000 Montebello Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Series 2016A, 4.000%,
8/01/46, (UB) (5)
8/26 at 100.00 A1 5,779,260
1,075 Moorpark, California, Special Tax Bonds, Community Facilities District
2004-1, Refunding Junior Lien Series 2014B, 5.125%, 9/01/38
9/24 at 100.00 N/R 1,097,876
19,330 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2021E,
0.000%, 8/01/45, (UB) (5)
8/31 at 71.51 AA 6,941,016
15,000 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2018, Series 2019A,
4.000%, 8/01/49, (UB) (5)
8/29 at 100.00 AA 14,653,950
3,902 Northstar Community Services District, California, Special Tax Bonds,
Community Facilities District 1, Refunding Series 2005, 2.000%, 9/01/28
(4)
9/22 at 100.00 N/R 1,951,056
10,000 Norwalk La Mirada Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2014 Series 2021E, 3.000%,
8/01/50, (UB) (5)
8/31 at 100.00 Aa3 7,656,900
8,040 Ocean View School District/Orange County CA, 3.000%, 8/01/47, (UB) 8/31 at 100.00 Aa3 6,312,043
2,305 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2012B,
0.000%, 8/01/51 (6)
8/37 at 100.00 AA 1,681,682
970 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2013C,
0.000%, 8/01/43 (6)
8/38 at 100.00 AA 677,205
Palmdale Community Redevelopment Agency, California,
Tax Allocation Bonds, Merged Redevelopment Project
Areas, Series 2002:
1,230 0.000%, 12/01/31 - AMBAC Insured No Opt. Call AA- 868,208
1,225 0.000%, 12/01/32 - AMBAC Insured No Opt. Call AA- 826,066
8,910 Palmdale School District, Los Angeles County, California, General
Obligation Bonds, 2016 Election Series 2017A, 4.000%, 8/01/46, (UB)
(5)
8/27 at 100.00 Aa3 8,595,210
12,310 Palo Alto, California, Certificates of Participation, Public Safety Building,
Series 2021, 2.250%, 11/01/47, (UB) (5)
11/30 at 100.00 AA+ 8,357,505
8,000 Palomar Community College District, San Diego County, California,
General Obligation Bonds, Refunding Series 2017, 4.000%, 8/01/45,
(UB) (5)
8/27 at 100.00 AA 7,754,800
16,195 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39
9/23 at 100.00 N/R 16,491,045
2,685 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%,
9/01/39
9/23 at 100.00 N/R 2,737,814
2,500 Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los
Medanos Community Development Project, Series 1999, 0.000%,
8/01/28 - AMBAC Insured
No Opt. Call A 2,057,125
7,100 Pleasant Valley School District, Ventura County, California, General
Obligation Bonds, Refunding Series B, 4.000%, 8/01/46
8/29 at 100.00 N/R 6,849,157

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Pomona Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series
2017A:
$ 12,635 4.000%, 8/01/42 - BAM Insured, (UB) 8/26 at 100.00 AA $ 12,378,130
9,485 4.000%, 8/01/46 - BAM Insured, (UB) 8/26 at 100.00 AA 9,269,406
Pomona Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series
2020D:
8,510 2.375%, 8/01/45 - AGM Insured, (UB) (5) 8/30 at 100.00 Aa3 6,018,102
10,000 2.500%, 8/01/48 - AGM Insured, (UB) (5) 8/30 at 100.00 Aa3 7,042,200
Redwood City Public Facilities and Infrastructure Authority,
San Mateo, California, Lease Revenue Bonds, Veterans
Memorial Building/Senior Center, Series 2021:
4,000 3.000%, 6/01/46, (UB) (5) 6/31 at 100.00 AA+ 3,240,200
2,500 3.000%, 6/01/51, (UB) (5) 6/31 at 100.00 AA+ 1,962,175
4,725 River Delta Unified School District, Sacramento and Solano Counties,
California, General Obligation Bonds, School Faciliteis Improvement
District 2, Election 2004 Series 2008, 0.000%, 4/01/48 - AGM Insured
No Opt. Call AA 1,430,872
1,250 Riverside County Asset Leasing Corporation, California, Lease Revenue
Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020,
16.439%, 11/01/45, 144A, (IF) (5)
11/25 at 100.00 A+ 1,751,775
3,030 Riverside County Public Financing Authority, California, Tax Allocation
Revenue Bonds, Desert Communities & Interestate 215 Corridor
Projects, Series 2017A, 4.000%, 10/01/40 - BAM Insured, (UB) (5)
10/27 at 100.00 AA 2,930,980
6,250 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Housing Bonds, Refunding Series 2017A, 4.000%,
10/01/39 - BAM Insured, (UB) (5)
10/27 at 100.00 AA 6,053,813
Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment
Project Area, 2nd Lien Series 2011E:
7,100 0.000%, 12/01/41 No Opt. Call BBB+ 2,956,866
7,075 0.000%, 12/01/42 No Opt. Call BBB+ 2,792,432
7,050 0.000%, 12/01/43 No Opt. Call BBB+ 2,634,444
5,600 0.000%, 12/01/44 No Opt. Call BBB+ 1,982,512
14,445 Riverside County Transportation Commission, 3.000%, 6/01/49, (UB) (5) 6/31 at 100.00 N/R 10,676,733
20,000 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47, (UB)
6/31 at 100.00 N/R 18,486,400
Rocklin Unified School District, Placer County, California,
Special Tax Bonds, Community Facilities District 2, Series
2007:
550 0.000%, 9/01/36 - NPFG Insured No Opt. Call Baa2 310,976
660 0.000%, 9/01/37 - NPFG Insured No Opt. Call Baa2 355,390
Sacramento City Financing Authority California, Lease
Revenue Bonds, Master Lease Program Facilities Projects,
Tender Option Bond Trust 2016-XG0100:
3,000 16.643%, 12/01/30 - AMBAC Insured, 144A, (IF) (5) No Opt. Call AA- 4,847,100
2,500 16.643%, 12/01/30 - AMBAC Insured, 144A, (IF) (5) No Opt. Call AA- 4,039,250
1,790 16.895%, 12/01/30 - AMBAC Insured, 144A, (IF) No Opt. Call AA- 2,889,794
6,580 16.757%, 12/01/33 - AMBAC Insured, 144A, (IF) (5) No Opt. Call AA- 11,762,737
4,940 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
9/22 at 100.00 N/R 4,953,832
4,940 San Bernardino City, California, Pension Obligation Bonds, Taxable Series
2020A, 6.750%, 12/15/46, 144A
6/29 at 100.00 BBB 5,059,449

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 7,130 San Bernardino Community College District, California, General
Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44, (UB)
(5)
No Opt. Call AA $ 2,800,949
1,865 San Bernardino County Financing Authority, California, Revenue Bonds,
Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 - NPFG
Insured
No Opt. Call Baa2 1,906,142
10,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Election of 2012 Series 2013C, 4.000%, 7/01/42, (UB)
(5)
7/23 at 100.00 AA- 10,230,400
20,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Election of 2012 Series 2017I, 4.000%, 7/01/47, (UB)
(5)
7/27 at 100.00 Aa2 19,449,200
San Diego Unified School District, San Diego County,
California, General Obligation Bonds, Refunding Series
2012R-2:
10,000 0.000%, 7/01/40, (UB) (5) No Opt. Call AA- 8,853,000
29,410 6.625%, 7/01/41, (UB) (5) 7/40 at 100.00 AA- 25,811,981
1,250 San Dieguito Union High School District, San Diego County, California,
General Obligation Bonds, Election 2012, Series 2021E-2, 3.000%,
8/01/43
8/30 at 100.00 AA 1,048,400
137,340 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%, 5/01/43,
(AMT), (UB) (5)
5/28 at 100.00 A 142,869,308
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2019A:
10,000 5.000%, 5/01/38, (AMT), (UB) (5) 5/29 at 100.00 A 10,554,300
68,500 5.000%, 5/01/44, (AMT), (UB) (5) 5/29 at 100.00 A 71,557,155
27,150 4.000%, 5/01/49, (AMT), (UB) (5) 5/29 at 100.00 A 25,236,740
2,000 4.000%, 5/01/49, (AMT) 5/29 at 100.00 A 1,859,060
78,650 5.000%, 5/01/49, (AMT), (UB) (5) 5/29 at 100.00 A 81,764,540
42,100 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 4.000%, 5/01/50,
(AMT), (UB) (5)
5/29 at 100.00 A 38,932,817
11,350 San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds, Election of 2016, Green Series 2020C-1, 3.000%,
8/01/50, (UB)
8/29 at 100.00 AA 9,188,620
6,505 San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue
Bonds, Series 2019A, 3.000%, 7/01/44, (UB) (5)
7/27 at 100.00 AA 5,275,425
5,855 San Francisco City and County Public Utilities Commission, California,
Water Revenue Bonds, WSIP Green Series 2020A, 4.000%, 11/01/50,
(UB)
11/30 at 100.00 AA- 5,685,322
San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission
Bay South Redevelopment Project, Subordinate Series
2016D:
2,750 0.000%, 8/01/26, 144A 8/22 at 82.88 N/R 2,282,170
8,905 0.000%, 8/01/31, 144A 8/22 at 64.82 N/R 5,783,352
17,120 0.000%, 8/01/43, 144A 8/22 at 35.45 N/R 6,117,319
San Francisco Redevelopment Agency, California, Special
Tax Bonds, Community Facilities District 6, Mission Bay
South, Series 2005B:
1,375 0.000%, 8/01/30 8/22 at 62.66 N/R 859,402
3,020 0.000%, 8/01/34 8/22 at 49.31 N/R 1,485,206

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
San Mateo County Joint Powers Financing Authority,
California, Lease Revenue Bonds, Cordilleras Mental Health
Center, Series 2021A-1:
$ 7,250 3.000%, 6/15/46, (UB) 6/31 at 100.00 AA+ $ 5,926,367
14,025 2.500%, 6/15/55, (UB) (5) 6/31 at 100.00 AA+ 9,202,504
20,035 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election 2010 Series 2011A, 0.000%,
7/01/51, (UB) (5),(6)
9/41 at 100.00 AA+ 14,380,923
Sanger Unified School District:
2,465 3.000%, 8/01/48, (UB) (5) 8/31 at 100.00 AA 1,896,201
3,325 3.000%, 8/01/51, (UB) 8/31 at 100.00 AA 2,461,365
13,385 Sanger Unified School District, Fresno County, California, General
Obligation Bonds, Election 2016, Series 2017A, 4.000%, 8/01/45 - BAM
Insured, (UB) (5)
8/27 at 100.00 AA 13,088,388
5,350 Santa Ana Unified School District, Orange County, California, Certificates
of Participation, Financing Project, Series 1999, 0.000%, 4/01/32 - AGM
Insured
No Opt. Call A2 3,658,009
2,500 Santa Barbara Secondary High School District, Santa Barbara County,
California,General Obligation Bonds,  Election 2010 Series 2011A,
0.000%, 8/01/40
No Opt. Call AA 1,133,550
7,115 Santa Clara County Housing Authority, California, Multifamily Housing
Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39,
(AMT)
8/22 at 100.00 N/R 7,115,071
Saugus-Castaic School Facilities Financing Authority,
California,  Community Facilities District 2006-1C, Special
Tax Bonds, Series 2013:
1,365 5.875%, 9/01/33 9/23 at 100.00 N/R 1,394,607
3,370 6.000%, 9/01/43 9/23 at 100.00 N/R 3,437,804
7,860 Savanna Elementary School District, Orange County, California, General
Obligation Bonds, Election 2008 Series 2012B, 0.000%, 2/01/52 - AGM
Insured (6)
No Opt. Call A2 6,156,895
7,500 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A, 0.000%, 6/01/47
8/22 at 24.77 N/R 1,741,275
94,800 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Turbo Capital Appreciation Series 2007C,
0.000%, 6/01/56
7/22 at 12.24 N/R 7,989,744
11,435 Solano Community College District, Solano and Yolo Counties, California,
General Obligation Bonds, Election 2012 Series 2017C, 4.000%,
8/01/46, (UB) (5)
8/27 at 100.00 AA 11,031,001
15,580 Southwestern Community College District, San Diego County, California,
General Obligation Bonds, Election of 2016, Series 2017A, 4.000%,
8/01/47, (UB) (5)
8/27 at 100.00 AA- 14,985,623
4,050 State of California, 2.375%, 10/01/46, (UB) (5) 4/31 at 100.00 N/R (7) 2,794,460
4,665 Sweetwater Union High School District, California, General Obligation
Bonds, Refunding Series 2016, 4.000%, 8/01/42, (UB) (5)
2/26 at 100.00 BBB+ 4,497,340
5,000 Sweetwater Union High School District, San Diego County, California,
General Obligation Bonds, Election 2006 Series 2018C, 4.000%,
8/01/47, (UB) (5)
8/28 at 100.00 AA- 4,809,250
4,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1 Tejon Industrial Complex
East 2012B, 5.250%, 9/01/42
3/23 at 100.00 N/R 4,024,600

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017:
$ 3,230 5.500%, 9/01/27, 144A No Opt. Call N/R $ 3,337,462
3,655 5.750%, 9/01/32, 144A 9/27 at 100.00 N/R 3,835,667
4,940 6.125%, 9/01/37, 144A 9/27 at 100.00 N/R 5,122,138
13,245 6.250%, 9/01/47, 144A 9/27 at 100.00 N/R 13,637,449
6,950 The Regents of the University of California, Medical Center Pooled
Revenue Bonds, Tender Option Bond Trust 2016-XL0023, 16.511%,
5/15/38, 144A, (IF) (5)
No Opt. Call AA- 7,711,581
15,130 Tobacco Securitization Authority of Northern California, Tobacco
Settlement Asset-Backed Bonds, Refunding Sacramento County
Tobacco Securitization Corporation Series 2021B-2 Class 2, 0.000%,
6/01/60
12/30 at 33.42 N/R 2,185,529
95,575 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco Asset
Securitization Corporation, First Subordinate CABs, Series 2006B,
0.000%, 6/01/46
7/22 at 23.02 CCC- 16,577,484
10,615 Twin Rivers Unified School District, Sacramento and Placer Counties,
California, General Obligation Bonds, Election 2006 Series 2016,
4.000%, 8/01/43 - AGM Insured, (UB) (5)
8/26 at 100.00 A1 10,392,510
10,185 Union Elementary School District, Santa Clara County, California, General
Obligation Bonds, Election of 2014, Series 2017C, 4.000%, 9/01/46,
(UB) (5)
9/27 at 100.00 AA+ 9,960,013
13,770 University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2022P, 4.000%, 5/15/53, (UB)
5/32 at 100.00 N/R 13,136,580
10,325 University of California, General Revenue Bonds, Limited Project Series
2016K, 4.000%, 5/15/46, (UB) (5)
5/26 at 100.00 AA- 10,113,957
11,000 University of California, General Revenue Bonds, Limited Project Series
2018O, 4.000%, 5/15/48, (UB) (5)
5/28 at 100.00 AA- 10,721,040
21,805 University of California, General Revenue Bonds, Limited Project Series
2021Q, 3.000%, 5/15/51
5/31 at 100.00 AA- 17,550,626
1,250 University of California, General Revenue Bonds, Limited Project Series
2021Q, 3.000%, 5/15/51, (UB) (5)
5/31 at 100.00 AA- 1,006,113
University of California, General Revenue Bonds, Tender
Option Bond Trust 2016-XG0061:
1,965 17.985%, 5/15/36, 144A, (IF) (5) 5/23 at 100.00 AA 2,162,581
535 17.985%, 5/15/36, (Pre-refunded 5/15/23), 144A, (IF) (5) 5/23 at 100.00 N/R (7) 588,794
2,625 University of California, General Revenue Bonds, Tender Option Bond
Trust 2016-XL0001, 15.510%, 5/15/38, 144A, (IF) (5)
5/23 at 100.00 AA 2,872,170
4,895 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2021A-1, 3.000%, 8/01/51 -
AGM Insured, (UB) (5)
8/31 at 100.00 AA 3,766,898
3,510 West Sacramento Financing Authority, California, Special Tax Revenue
Bonds, Series 2014, 5.500%, 9/01/31
9/22 at 102.00 N/R 3,588,484
14,835 Western Placer Unified School District, Placer County, California,
Certificates of Participation, Refinancing Project, Series 2017, 4.000%,
8/01/49 - AGM Insured, (UB) (5)
8/27 at 100.00 AA 14,258,957
645 Westminster School District, Orange County, California, General
Obligation Bonds, Election 2008 Refunding Series 2013, 0.000%,
8/01/48 - BAM Insured (6)
8/39 at 100.00 AA 426,958
7,700 Westminster School District, Orange County, California, General
Obligation Bonds, Election 2008 Refunding Series 2013, 0.000%,
8/01/48 - BAM Insured, (UB) (5),(6)
8/39 at 100.00 AA 5,097,015

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 21,380 Westminster School District, Orange County, California, General
Obligation Bonds, Election 2008 Series 2013A, 0.000%, 8/01/52 - BAM
Insured, (UB) (5)
8/39 at 100.00 AA $ 14,130,042
7,795 Whittier Union High School District, Los Angeles County, California,
General Obligation Bonds, Election 2020 Series 2021A, 3.000%,
8/01/46
8/29 at 100.00 N/R 6,574,069
25,920 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42, (UB) (5),(6)
No Opt. Call AA- 20,921,069
6,050,362 Total California 3,367,914,224
Colorado - 9.9%
Adonea Metropolitan District 2, Aurora, Arapahoe County,
Colorado, General Obligation Bonds, Refunding Limited
Tax Convertible to Unlimited Tax Series 2018A:
3,200 5.125%, 12/01/37, (Pre-refunded 12/01/23) 12/23 at 103.00 N/R (7) 3,432,032
4,940 5.125%, 12/01/45, (Pre-refunded 12/01/23) 12/23 at 103.00 N/R (7) 5,298,199
8,825 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 N/R 8,257,905
10,000 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R 7,891,200
1,216 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 1,
Refunding Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R 963,675
2,501 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 2,
Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R 1,981,275
Amber Creek Metropolitan District (In the City of Thornton),
Adams County, Colorado, Limited Tax (Convertible
to Unlimited Tax), General Obligation Refunding and
Improvement Bonds, Series 2017A:
500 5.000%, 12/01/37 12/22 at 103.00 N/R 483,955
1,507 5.125%, 12/01/47 12/22 at 103.00 N/R 1,396,266
464 Amber Creek Metropolitan District (In the City of Thornton), Adams
County, Colorado, Limited Tax (Convertible to Unlimited Tax), General
Obligation Refunding and Improvement Bonds, Series 2017B, 7.750%,
12/15/47
12/22 at 103.00 N/R 422,156
1,138 Antelope Heights Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Junior Lien Series Series 2021B, 5.500%, 12/15/37
9/26 at 103.00 N/R 988,968
Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding &
Improvement Convertible to Unlimited Tax Series 2018A:
2,240 5.000%, 12/01/38 12/23 at 103.00 N/R 2,188,413
5,480 5.125%, 12/01/48 12/23 at 103.00 N/R 5,158,927
2,000 Arvada West Town Center Business Improvement District, Colorado,
General Obligation Bonds, Refunding Series 2015, 5.450%, 12/01/39
12/25 at 100.00 N/R 2,000,060
2,995 Aspen Reserve Metropolitan District, Thornton, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series
2017A, 5.875%, 12/01/47
12/22 at 103.00 N/R 3,001,978
527 Aspen Reserve Metropolitan District, Thornton, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2017B, 8.000%,
12/15/47
12/22 at 103.00 N/R 481,299
1,065 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Series 2020A, 5.000%, 12/01/50
9/25 at 103.00 N/R 951,056

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,290 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2020B, 7.750%, 12/15/50
9/25 at 103.00 N/R $ 2,057,450
129,889 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 N/R 115,657,062
Aviation Station North Metropolitan District 2, Denver
County, Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2019A:
2,250 5.000%, 12/01/39 9/24 at 103.00 N/R 2,116,687
5,920 5.000%, 12/01/48 9/24 at 103.00 N/R 5,301,893
4,279 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/48
9/24 at 103.00 N/R 3,864,750
3,260 Banning Lewis Ranch Metropolitan District 4, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series 2018A,
5.750%, 12/01/48
12/23 at 103.00 N/R 3,278,647
2,195 Banning Lewis Ranch Metropolitan District 5, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series 2018A,
5.750%, 12/01/48
12/23 at 103.00 N/R 2,207,446
2,500 Banning Lewis Ranch Regional Metropolitan District, Colorado Springs, El
Paso County, Colorado, Limited Tax General Obligation Bonds, Series
2018A, 5.375%, 12/01/48
12/23 at 103.00 N/R 2,445,925
Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A:
2,624 5.500%, 12/01/36 8/22 at 103.00 N/R 2,647,931
3,485 5.750%, 12/01/46 8/22 at 103.00 N/R 3,506,258
1,000 Baseline Metropolitan District 1, In the City and County of Broomfield,
Colorado, Special Revenue Bonds, Series 2021A, 5.000%, 12/01/51
12/24 at 103.00 N/R 861,320
1,500 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 N/R 1,310,115
3,210 Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-3, 6.750%, 12/01/49, 144A
6/25 at 99.64 N/R 2,584,178
2,880 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 N/R 2,559,053
297 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020B-3, 8.000%, 12/15/50
12/25 at 103.00 N/R 220,196
865 Belleview Village Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020, 4.950%, 12/01/50
12/25 at 103.00 N/R 769,755
6,160 Bennett Crossing Metropolitan District, Bennett, Adams County, Colorado,
General Obligation Limited Tax Bonds, Series 2020A-3, 6.125%,
12/01/49
6/25 at 103.00 N/R 5,945,755
Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Tax Series 2021A:
1,625 5.000%, 12/01/41 3/26 at 103.00 N/R 1,495,975
1,635 5.000%, 12/01/51 3/26 at 103.00 N/R 1,429,170
1,690 Bent Grass Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2020,
5.250%, 12/01/49, 144A
6/25 at 103.00 N/R 1,596,239

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,312 Berkley Shores Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2020A-3, 5.250%, 12/01/50
12/25 at 103.00 N/R $ 2,085,447
4,320 Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2022A, 4.750%,
12/01/52
12/26 at 103.00 N/R 3,527,669
2,915 Big Dry Creek Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Improvement
Series 2017A, 5.750%, 12/01/47
12/22 at 103.00 N/R 2,925,523
644 Big Dry Creek Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47
12/22 at 103.00 N/R 603,241
334 Bijou Creek Metropolitan District, Arapahoe County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%,
12/15/49
12/24 at 103.00 N/R 299,344
1,820 Bijou Creek Metropolitan District, Arapahoe County, Colorado, General
Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series
2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 1,668,685
2,238 Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2018A, 5.250%, 12/01/48
12/23 at 103.00 N/R 1,968,567
829 Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2018B,
7.500%, 12/15/48
12/23 at 103.00 N/R 739,161
18,500 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A-3,
4.750%, 12/01/51
9/26 at 103.00 N/R 14,020,595
1,940 Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Capital
Appreciation Series 2015, 6.000%, 12/01/44, 144A
12/24 at 100.00 N/R 1,826,219
1,405 Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2019B-3, 8.500%,
12/15/49
12/24 at 103.00 N/R 1,278,044
675 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Subordinate Limited Tax Series 2017B, 7.000%, 12/15/47
12/22 at 103.00 N/R 610,794
1,835 Brighton Crossing Metropolitan District 6, Brighton, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 N/R 1,645,720
1,540 Bristol Metropolitan District, Aurora, Colorado,  Limited Tax General
Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.750%,
12/01/48, (Pre-refunded 12/01/23)
12/23 at 103.00 N/R (7) 1,663,816
257 Bristol Metropolitan District, Aurora, Colorado,  Limited Tax General
Obligation Bonds, Subordinate Limited Tax Series 2019B, 8.000%,
12/15/48, (Pre-refunded 12/15/23)
12/23 at 103.00 N/R (7) 285,255
1,600 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
5.000%, 12/01/49, 144A
12/25 at 103.00 N/R 1,487,344
8,375 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 N/R 7,842,685
7,075 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
(Convertible to Senior) Capital Appreciation (Convertible to Current
Interest), Limited Tax (Convertible to Unlimited Tax) Series, 7.500%,
12/01/48
6/24 at 85.96 N/R 4,852,813

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A:
$ 1,834 5.000%, 12/01/39 6/24 at 103.00 N/R $ 1,812,964
4,250 5.000%, 12/01/49 6/24 at 103.00 N/R 4,008,048
18,415 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
Convertible to Senior Capital Appreciation Series 2019B, 7.500%,
12/01/49
6/24 at 79.97 N/R 11,654,301
1,241 Bromley Park Metropolitan District No. 2, In the City of Brighton, Adams
and Weld Counties, Colorado, Senior General Obligation Limited Tax
Refunding Bonds, Series 2018B, 6.375%, 12/15/47
12/23 at 103.00 N/R 1,200,854
1,000 Broomfield Village Metropolitan District 2, In the City and County of
Broomfield, Colorado, General Obligation Limited Tax and Revenue
Bonds, Refunding Series 2021A-1, 5.000%, 12/01/49, 144A
12/26 at 103.00 N/R 900,900
Buffalo Highlands Metropolitan District, Commerce
City, Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax, Refunding & Improvement
Series 2018A:
1,185 5.250%, 12/01/38 12/23 at 103.00 N/R 1,156,122
2,250 5.375%, 12/01/48 12/23 at 103.00 N/R 2,146,275
1,226 Buffalo Highlands Metropolitan District, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Refunding Subordinate Series
2018B, 7.625%, 12/15/46
12/23 at 103.00 N/R 1,120,110
3,188 Buffalo Ridge Metropolitan District (In the City of Commerce City), Adams
County, Colorado, General Obligation Refunding and Improvement
Bonds, Series 2018B, 7.375%, 12/15/47
12/23 at 103.00 N/R 3,007,814
5,616 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
8/22 at 100.00 N/R 3,746,827
Canyons Metropolitan District 5, Douglas County,
Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & Improvement Series 2017A:
3,140 6.000%, 12/01/37 12/22 at 103.00 N/R 3,053,776
8,270 6.125%, 12/01/47 12/22 at 103.00 N/R 8,026,035
8,425 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Subordinate Series
2017B, 8.000%, 12/15/47
12/22 at 103.00 N/R 7,686,633
6,602 Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
8/22 at 100.00 N/R 4,334,279
3,425 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
12/22 at 103.00 N/R 3,323,963
2,997 Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Subordinate Series
2017B, 8.000%, 12/15/47
12/22 at 103.00 N/R 2,734,343
3,163 Carousel Farms Metropolitan District, Town of Parker, Douglas County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A, 5.375%,
12/01/51
3/27 at 103.00 N/R 2,597,583
4,960 Carriage Hills Metropolitan District, Frederick, Colorado, Limited Tax
General Obligation Bonds, Series 2018A, 5.500%, 12/01/47
12/23 at 103.00 N/R 4,809,117
4,495 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Improvement Series 2018, 5.250%, 12/01/48
12/23 at 103.00 N/R 4,309,177

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Centerra Metropolitan District 1, Loveland, Colorado,
Special Revenue Bonds, Refunding & Improvement Series
2017:
$ 3,000 5.000%, 12/01/29, 144A 12/22 at 103.00 N/R $ 3,022,710
4,750 5.000%, 12/01/37, 144A 12/22 at 103.00 N/R 4,677,895
21,270 5.000%, 12/01/47, 144A 12/22 at 103.00 N/R 20,133,331
3,000 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 N/R 2,686,530
4,222 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%,
6/01/37
12/25 at 100.00 N/R 4,100,829
1,671 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B,
8.000%, 6/15/37
8/22 at 103.00 N/R 1,564,457
1,375 Cherry Hills City Metropolitan District, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2020A-3, 5.000%, 12/01/47
12/25 at 103.00 N/R 1,227,957
1,322 Cherrylane Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2018A,
5.250%, 12/01/47
12/23 at 103.00 N/R 1,264,784
1,000 Cielo Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2021(3), 5.250%, 12/01/50
6/26 at 103.00 N/R 850,690
1,450 Citadel on Colfax Business Improvement District, Aurora, Colorado,
Special Revenue and Tax Supported Bonds, Senior Series 2020A,
5.350%, 12/01/50
12/25 at 103.00 N/R 1,291,486
1,035 City Center West Residential Metropolitan District 2, Greeley, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 942,978
765 Clear Creek Station Metropolitan District 2, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2017B,
7.375%, 12/15/47
12/22 at 103.00 N/R 701,612
2,820 Clear Creek Station Metropolitan District 2, Adams County, Colorado,
Limited Tax General Obligation Refunding & Improvement Series
2017A, 5.000%, 12/01/47
12/22 at 103.00 N/R 2,655,058
1,000 Clear Creek Transit Metropolitan District 2, Adams County, Colorado,
Revenue Supported Limited Tax General Obligation Bonds, Series
2021A, 5.000%, 12/01/50
12/26 at 103.00 N/R 870,030
Colliers Hill Metropolitan District 2, Erie, Weld County,
Colorado, General Obligation Limited Tax Bonds, Series
2017A:
5,115 6.250%, 12/01/37, (Pre-refunded 12/01/22) 12/22 at 103.00 N/R (7) 5,362,310
8,170 6.500%, 12/01/47, (Pre-refunded 12/01/22) 12/22 at 103.00 N/R (7) 8,571,474
2,250 Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General
Obligation Limited Tax Bonds, Taxable Refunding Subordinate Series
2022B-1, 6.000%, 12/15/47 - BAM Insured
3/27 at 103.00 N/R 1,932,390
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds World Compass Academy
Project, Series 2017:
4,350 5.375%, 10/01/37 10/27 at 100.00 N/R 3,943,188
8,925 5.500%, 10/01/47 10/27 at 100.00 N/R 7,814,194
6,625 5.625%, 10/01/52 10/27 at 100.00 N/R 5,933,284
1,350 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.250%,
7/01/46, 144A
7/25 at 100.00 BB 1,351,094

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,750 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series 2008,
6.500%, 7/01/38
8/22 at 100.00 BB+ $ 1,752,748
905 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014B, 5.625%,
1/15/44
1/24 at 100.00 BBB- 914,946
4,855 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Loveland Classical Schools Project, Series 2016,
5.000%, 7/01/46, 144A
7/26 at 100.00 BB 4,558,262
4,320 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Mountain Phoenix Community School, Series 2012,
7.000%, 10/01/42
10/22 at 100.00 N/R 4,332,787
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, New Summit Charter
Academy Project, Series 2021A:
350 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R 297,063
350 4.000%, 7/01/51, 144A 7/31 at 100.00 N/R 275,614
1,225 4.000%, 7/01/61, 144A 7/31 at 100.00 N/R 920,245
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Skyview Academy Project,
Series 2014:
2,025 5.125%, 7/01/34, 144A 7/24 at 100.00 BB 2,041,524
3,150 5.375%, 7/01/44, 144A 7/24 at 100.00 BB 3,166,727
2,700 5.500%, 7/01/49, 144A 7/24 at 100.00 BB 2,718,117
730 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%,
3/15/35
8/22 at 100.00 BB 731,891
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, University of Northern
Colorado Lab School, Refunding & Improvement Series
2015:
500 5.000%, 12/15/35 12/25 at 100.00 BBB- 513,500
2,500 5.000%, 12/15/45 12/25 at 100.00 BBB- 2,541,900
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds,Science Technology
Engineering and Math School Project, Refunding Series
2014:
890 5.000%, 11/01/44 11/24 at 100.00 Baa3 892,083
765 5.125%, 11/01/49 11/24 at 100.00 Baa3 767,471
1,475 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Global Village Academy - Northglenn Project, Series 2020, 5.000%,
12/01/50, 144A
12/30 at 100.00 N/R 1,278,515
47,590 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2018A, 4.000%,
11/15/48, (UB) (5)
5/28 at 100.00 AA 45,561,238
12,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%,
8/01/43
2/24 at 100.00 N/R 12,224,520
4,085 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A
2/26 at 100.00 N/R 3,552,602
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Catholic Health Initiatives, Tender Option Bond
Trust 2015-XF1025:
1,790 16.468%, 1/01/45, (Pre-refunded 1/01/23), 144A, (IF) (5) 1/23 at 100.00 BBB+ (7) 1,912,328
3,940 16.475%, 1/01/45, (Pre-refunded 1/01/23), 144A, (IF) (5) 1/23 at 100.00 BBB+ (7) 4,209,378

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 3,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic
Health Initiatives, Tender Option Bond Trust 2015-XF2195. Formerly
Tender Option Bond Trust 3364, 16.500%, 10/01/37, (Pre-refunded
11/13/23), 144A, (IF) (5)
11/23 at 100.00 BBB+ (7) $ 3,562,440
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's
Hospital Colorado Project, Series 2016A, 5.000%, 12/01/41, (UB) (5)
6/26 at 100.00 A+ 5,148,800
45 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 BBB+ 40,378
725 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.625%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R (7) 750,324
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Project, Refunding Bonds Series 2023A. Forward Delivery, 4.000%,
5/15/48 , (WI/DD, Settling 2/15/23)
5/28 at 103.00 N/R 780,540
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Tender Option
Bond Trust 2015-XF2196. Formerly Tender Option Bond Trust 3367,
21.071%, 1/01/35, 144A, (IF) (5)
1/24 at 100.00 AA- 2,377,140
4,785 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Tender Option
Bond Trust 3366. As of 6/4/2015 Converted to Trust 2015-XF2048,
18.595%, 1/01/44, 144A, (IF) (5)
1/24 at 100.00 AA- 5,413,558
1,300 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A,
6.125%, 12/01/45, 144A
12/25 at 100.00 N/R 1,027,780
4,250 Colorado High Performance Transportation Enterprise, US 36 and I-25
Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%,
1/01/44, (AMT)
1/23 at 100.00 BBB- 4,281,068
31,920 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R 31,950,962
750 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Junior Lien Series 2018C,
12.500%, 12/15/38
12/23 at 103.00 N/R 715,635
6,285 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2016, 5.000%, 12/01/46
8/22 at 103.00 N/R 5,937,754
1,500 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Series 2018B, 7.500%, 12/15/38
12/23 at 103.00 N/R 1,410,975
15,070 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Refunding & Improvement Convertible Capital Appreciation Series
2019A-2, 6.250%, 12/01/48
6/24 at 99.88 N/R 13,225,432
1,996 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Series 2019B-2, 8.750%, 12/15/48
6/24 at 103.00 N/R 1,863,386
30,925 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue
Refunding and Improvement Convertible Capital Appreciation Bonds,
Series 2019A-1, 6.000%, 12/01/47
6/24 at 94.26 N/R 25,310,566
13,000 Colorado International Center Metropolitan District 8, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020, 6.500%,
12/01/50
9/25 at 103.00 N/R 11,588,850

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 3,130 Colorado Science and Technology Park Metropolitan District No.1,
Special Revenue  Improvement Bonds, Refunding Series 2018, 5.250%,
12/01/48
12/23 at 103.00 N/R $ 3,034,973
3,715 Colorado Springs Urban Renewal Authority, Colorado, Senior Special
Revenue Bonds, Canyon Creek Project, Series 2018A, 5.750%, 12/01/47
12/23 at 103.00 N/R 3,366,199
1,086 Colorado Springs Urban Renewal Authority, Colorado, Senior Special
Revenue Bonds, Canyon Creek Project, Series 2018B, 8.125%, 12/15/47
12/23 at 103.00 N/R 975,966
3,240 Colorado Tech Center Metropolitan District, Louisville, Colorado, General
Obligaiton Bonds, Series 2018, 0.000%, 12/01/47 (6)
No Opt. Call N/R 2,801,628
1,495 Commons at East Creek Metropolitan District, Arapahoe County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 N/R 1,323,673
5,915 Compark Business Campus Metropolitan District, Douglas County,
Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39,
(Pre-refunded 12/01/22)
12/22 at 100.00 N/R (7) 6,036,612
5,045 Compark Business Campus Metropolitan District, Douglas County,
Colorado, General Obligation Bonds, Taxable Series 2012B, 9.500%,
12/01/27, (Pre-refunded 12/01/22)
12/22 at 100.00 N/R (7) 5,188,278
1,125 Conestoga Metropolitan District 2, Ault, Weld County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2021A-
3, 5.250%, 12/01/51
9/26 at 103.00 N/R 975,780
4,420 Confluence Metropolitan District, Eagle County, Colorado, Limited
Tax Supported Revenue Bonds, Subordinate Series 2021B, 5.500%,
12/15/50
6/26 at 103.00 N/R 3,716,336
1,765 Constitution Heights Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2020, 5.000%,
12/01/49
6/25 at 103.00 N/R 1,638,361
Copper Ridge Metropolitan District, Colorado Springs,
Colorado, Tax Increment and Sales Tax Supported Revenue
Bonds, Series 2019:
1,141 4.000%, 12/01/29 12/24 at 103.00 N/R 1,061,004
2,950 5.000%, 12/01/39 12/24 at 103.00 N/R 2,728,101
1,750 5.000%, 12/01/43 12/24 at 103.00 N/R 1,585,465
Copperleaf Metropolitan District 3, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2017A:
840 5.000%, 12/01/37, (Pre-refunded 12/01/22) 12/22 at 103.00 N/R (7) 877,136
1,280 5.125%, 12/01/47, (Pre-refunded 12/01/22) 12/22 at 103.00 N/R (7) 1,337,229
506 Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2017B, 7.625%,
12/15/47, (Pre-refunded 12/15/22)
12/22 at 103.00 N/R (7) 534,215
1,358 Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2021B, 5.500%,
12/15/36
9/26 at 103.00 N/R 1,186,946
Copperleaf Metropolitan District 4, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2020A:
1,685 5.000%, 12/01/39 3/25 at 103.00 N/R 1,635,360
3,030 5.000%, 12/01/49 3/25 at 103.00 N/R 2,804,568
3,945 Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2020B, 7.875%,
12/15/49
3/25 at 103.00 N/R 3,551,526

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,000 Copperleaf Metropolitan District 6, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2018A, 5.250%, 12/01/48, (Pre-refunded 12/01/23)
12/23 at 103.00 N/R (7) $ 2,149,940
725 Copperleaf Metropolitan District 6, Arapahoe County, Colorado, Limited
Tax, General Obligation Bonds, Subordinate Series 2022B, 6.000%,
12/15/41
3/27 at 103.00 N/R 683,769
Cornerstar Metropolitan District, Arapahoe County,
Colorado, General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax, Refunding Series 2017A:
1,910 5.125%, 12/01/37 12/22 at 103.00 N/R 1,868,228
4,600 5.250%, 12/01/47 12/22 at 103.00 N/R 4,388,308
3,926 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017B, 5.250%, 12/01/47
12/22 at 103.00 N/R 3,730,524
5,185 Cornerstone Metropolitan District 2, Montrose and Ouray Counties,
Colorado, Limited Tax General Obligation Refunding Bonds, Series
2010A, 2.400%, 12/01/40 (4)
8/22 at 100.00 N/R 2,851,750
670 Cottonwood Highlands Metropolitan District 1, Parker, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R 624,072
5,000 Crossroads Metropolitan District 1, El Paso County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2022, 6.500%,
12/01/51
12/29 at 103.00 N/R 4,704,400
Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Series 2018A:
4,060 5.625%, 12/01/38 12/23 at 103.00 N/R 4,098,935
9,665 5.750%, 12/01/48 12/23 at 103.00 N/R 9,700,954
1,630 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018B, 8.000%,
12/15/48
12/23 at 103.00 N/R 1,482,599
2,375 Crystal Crossing Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40
12/25 at 100.00 N/R 2,378,373
4,663 Cumberland Green Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2015, 5.250%, 12/01/45
12/25 at 100.00 N/R 4,488,511
7,555 Cundall Farms Metropolitan District, In the City of Thornton, Colorado,
General Obligation Limited Tax Convertbile to Unlimited Tax, Refunding
Series 2017A, 5.000%, 12/01/47, (Pre-refunded 12/15/22)
12/22 at 103.00 N/R (7) 7,889,007
750 Cundall Farms Metropolitan District, In the City of Thornton, Colorado,
General Obligation Limited Tax Convertbile to Unlimited Tax, Refunding
Series 2017B, 7.375%, 12/15/47, (Pre-refunded 12/15/22)
12/22 at 103.00 N/R (7) 790,455
1,010 Dacono Urban Renewal Authority, Weld County, Colorado, Tax Increment
Revenue Bonds, Series 2020, 6.250%, 12/01/39
12/25 at 103.00 N/R 934,593
Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A:
3,470 4.000%, 12/01/43, (AMT), (UB) (5) 12/28 at 100.00 A 3,300,942
53,210 4.000%, 12/01/48, (AMT), (UB) (5) 12/28 at 100.00 A 49,661,425
15,500 5.000%, 12/01/48, (AMT), (UB) (5) 12/28 at 100.00 A 16,091,790
2,500 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien, Tender Option Bond Trust 2015-XF1036, 15.235%,
11/15/43, 144A, (IF) (5)
11/23 at 100.00 A 2,695,675

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,500 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 B $ 2,497,800
2,465 Denver Connection West Metropolitan District, City and County of Denver,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2017A, 5.375%, 8/01/47, (Pre-refunded 12/01/22)
12/22 at 103.00 N/R (7) 2,576,664
1,225 Denver Connection West Metropolitan District, City and County of Denver,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2017B, 8.000%, 8/01/47, (Pre-refunded 12/15/22)
12/22 at 103.00 N/R (7) 1,294,715
Denver Gateway Center Metropolitan District, In the City
and County of Denver, Colorado, General Obligation
Limited Tax Bonds, Series 2018A:
2,717 5.500%, 12/01/38 12/23 at 103.00 N/R 2,718,848
8,550 5.625%, 12/01/48 12/23 at 103.00 N/R 8,427,991
1,855 Denver Gateway Center Metropolitan District, In the City and County of
Denver, Colorado, General Obligation Limited Tax Bonds, Subordinate
Series 2018B, 7.875%, 12/15/48
12/23 at 103.00 N/R 1,723,889
1,800 Denver International Business Center Metropolitan District 1, Denver,
Colorado, General Obligation Bonds, Subordinate Limited Tax Series
2019B, 6.000%, 12/01/48
6/24 at 103.00 N/R 1,803,456
2,110 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligation Bonds, Limited Tax Convertible to Unlimited Tax
Series 2013, 5.375%, 12/01/42
6/23 at 100.00 N/R 2,085,418
870 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligtion Bonds, Subordinate Convertible to Senior Limited Tax
Convertible to Unlimited Tax, Series 2016, 6.000%, 12/15/46
6/23 at 100.00 N/R 817,026
13,560 Denver, Colorado, Certificates of Participation, Convention Center
Expansion Project, Series 2018A, 4.000%, 6/01/48, (UB) (5)
6/26 at 100.00 Aa2 13,428,332
1,000 DIATC Metropolitan District, Commerce City, Adams County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2019, 5.000%, 12/01/49, 144A
9/24 at 103.00 N/R 938,990
3,425 Dinosaur Ridge Metropolitan District, Golden, Jefferson County, Colorado,
Special Revenue Refunding and Improvement Bonds, Series 2019A,
5.000%, 6/01/49
6/24 at 103.00 N/R 3,123,600
1,663 Dublin North Metropolitan District 2, El Paso County, Colorado, Limited
Tax General Obligation and Improvement Bonds, Refunding Series
2018A, 5.125%, 12/01/47, (Pre-refunded 12/01/23)
12/23 at 100.00 N/R 1,720,340
704 Dublin North Metropolitan District 2, El Paso County, Colorado, Limited
Tax General Obligation and Improvement Bonds, Subordinate Series
2018B, 7.250%, 12/15/47, (Pre-refunded 12/15/23)
12/23 at 100.00 N/R 768,170
E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A:
13,000 0.000%, 9/01/40, (UB) No Opt. Call A 5,714,280
1,500 0.000%, 9/01/41 No Opt. Call A 623,550
E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B:
70 0.000%, 9/01/30 - NPFG Insured No Opt. Call A 51,712
500 0.000%, 9/01/31 - NPFG Insured No Opt. Call A 352,190
500 0.000%, 9/01/33 - NPFG Insured No Opt. Call A 318,970
20 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/28 - NPFG Insured
No Opt. Call A 16,179
3,781 East Creek Metropolitan District 1,  Aurora, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2019A, 5.250%, 12/01/48
6/24 at 103.00 N/R 3,589,455

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 534 East Creek Metropolitan District 1,  Aurora, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2019B,
8.000%, 12/15/48
6/24 at 103.00 N/R $ 487,708
550 Eaton Area Park and Recreation District, Colorado, General Obligation
Limited Tax Bonds, Series 2015, 5.500%, 12/01/38, (Pre-refunded
12/01/22)
12/22 at 100.00 N/R (7) 559,020
Elbert and Highway 86 Commercial Metropolitan District,
Elbert County, Colorado, Special Revenue and Tax
Supported Bonds, Refunding & Improvement Senior Series
2021A:
1,700 5.000%, 12/01/41, 144A 6/26 at 103.00 N/R 1,493,501
2,000 5.000%, 12/01/51, 144A 6/26 at 103.00 N/R 1,644,720
3,100 Erie Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds,
Series 2021, 4.000%, 12/01/38
9/26 at 103.00 N/R 2,577,929
2,405 Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2019A, 5.250%, 12/01/49
12/23 at 103.00 N/R 2,288,261
398 Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/49, 144A
12/23 at 103.00 N/R 364,365
Fiddler's Business Improvement District, Colorado, Limited
Tax General Obligation Bonds, Greenwood Village Project,
Series 2022:
695 5.000%, 12/01/32 12/27 at 103.00 N/R 712,938
5,800 5.550%, 12/01/47 12/27 at 103.00 N/R 5,944,420
520 First Creek Village Metropolitan District, Denver, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2019B, 6.750%, 8/01/49
9/24 at 103.00 N/R 515,476
1,043 Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado,
Limited Tax  General Obligation and Special Revenue Bonds, Refunding
Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R 912,072
611 Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado,
Limited Tax  General Obligation and Special Revenue Bonds, Refunding
Subordinate Series 2020B, 7.000%, 12/15/49
3/25 at 103.00 N/R 535,004
349 Flatiron Meadows Metropolitan District, Boulder County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2019B-1,
5.125%, 12/15/49
12/24 at 103.00 N/R 325,128
2,000 Flying Horse Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2019, 6.000%,
12/01/49, 144A
9/24 at 103.00 N/R 1,811,640
Foothills Metropolitan District, Fort Collins, Colorado,
Special Revenue Bonds, Series 2014:
11,995 5.750%, 12/01/30 12/24 at 100.00 N/R 11,698,244
36,930 6.000%, 12/01/38 12/24 at 100.00 N/R 33,862,225
Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax
Supported Bonds, Refunding & Improvement Senior Series
2022A:
4,220 5.500%, 12/01/42 12/30 at 102.00 N/R 4,178,897
5,780 5.750%, 12/01/52 12/30 at 102.00 N/R 5,714,108
2,266 Fourth North Business Improvement District, Silverthorne, Summit County,
Colorado, Special Revenue and Tax Supported Bonds, Subordinate
Series 2022B, 8.125%, 12/15/52
12/30 at 102.00 N/R 2,272,028
800 Frisco, Colorado, Marina Enterprise Revenue Bonds, Series 2019, 5.000%,
12/01/48
12/26 at 100.00 N/R 796,384

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 16,375 Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 N/R $ 13,687,208
3,428 Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2020B, 6.500%, 6/03/50,
144A
6/25 at 103.00 N/R 3,000,186
Gardens on Havana Metropolitan District 3, Arapahoe
County, Colorado, Special Revenue Bonds, Refunding
Series 2017A:
2,890 5.125%, 12/01/37 12/22 at 103.00 N/R 2,829,166
2,525 5.250%, 12/01/47 12/22 at 103.00 N/R 2,418,874
1,704 Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado,
Special Revenue Bonds, Refunding Subordinate Series 2017B, 7.750%,
12/15/47
12/22 at 103.00 N/R 1,586,577
1,370 Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51, 144A
12/26 at 103.00 N/R 1,038,254
1,320 Glen Metropolitan District. 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2017, 5.000%, 12/01/47
12/22 at 103.00 N/R 1,254,911
5,490 Granby Ranch Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2018, 5.500%, 12/01/52, 144A
12/23 at 103.00 N/R 5,173,611
Grand Junction Dos Rios General Improvement District,
Grand Junction, Mesa County, Colorado, Special Revenue
Bonds, Series 2021:
2,575 4.500%, 12/01/41 12/26 at 103.00 N/R 2,114,976
3,010 4.750%, 12/01/51 12/26 at 103.00 N/R 2,363,573
2,500 Great Western Metropolitan District 5, Colorado, General Obligation
Limited Tax Revenue Bonds, Refunding Series 2020, 4.750%, 12/01/50
12/25 at 102.00 N/R 2,220,475
4,995 Green Gables Metropolitan District 2, Jefferson County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2018A, 5.750%, 12/01/48
12/23 at 103.00 N/R 4,967,777
5,255 Green Valley Ranch East Metropolitan District 6, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3, 5.875%,
12/01/50
9/25 at 103.00 N/R 5,095,931
1,930 Greenspire Metropolitan District 1, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 5.125%, 12/01/51, 144A
6/27 at 103.00 N/R 1,723,451
1,580 Greenways Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A-3,
4.625%, 12/01/51, 144A
9/26 at 103.00 N/R 1,234,786
2,565 Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado,
General Obligaiton Bonds, Limited Tax Convertible to Unlimited Tax
Series 2017, 5.000%, 9/01/47, (Pre-refunded 12/01/22)
12/22 at 103.00 N/R (7) 2,678,399
750 Harvest Junction Metropolitan District, Longmont, Colorado, General
Obligation Bonds, Refunding and Improvement Series 2012, 5.375%,
12/01/37
12/22 at 100.00 N/R 751,973
Haskins Station Metropolitan District, Arvada, Colorado,
General Obligation Bonds, Limited Tax Special Revenue
Convertible to Unlimited Tax Series 2019A:
690 5.000%, 12/01/39 12/24 at 103.00 N/R 658,736
1,125 5.000%, 12/01/49 12/24 at 103.00 N/R 1,020,713
1,327 Haskins Station Metropolitan District, Arvada, Colorado, General
Obligation Bonds, Limited Tax Special Revenue Subordinate Series
2019B, 8.750%, 12/15/49
12/24 at 103.00 N/R 1,201,307
4,575 Hawthorn Metropolitan District No. 2, Jefferson County, Colorado,
General Obligation, Refunding Series 2017A, 5.000%, 12/01/47
12/22 at 103.00 N/R 4,335,499

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 820 Hawthorn Metropolitan District No. 2, Jefferson County, Colorado,
General Obligation, Refunding Series 2017B, 7.250%, 12/15/47
12/22 at 103.00 N/R $ 743,617
16,080 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%,
12/01/44
12/24 at 100.00 N/R 16,191,113
4,684 Hess Ranch Metropolitan District 6, Parker, Colorado, General Obligation
Bonds, Limited Tax Subordinate Series 2020B, 8.000%, 12/15/49
3/25 at 103.00 N/R 4,203,187
20,140 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Convertible Capital Appreciation Series 2020A-2,
0.000%, 12/01/49 (6)
3/25 at 93.28 N/R 15,008,328
13,500 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 N/R 12,496,545
1,145 Hidden Creek Metropolitan District, Weld County, Colorado, Limited Tax
General Obligation Bonds, Series 2021A-3, 4.625%, 12/01/45, 144A
9/26 at 103.00 N/R 902,455
575 Highlands Metropolitan District 1, Broomfield City  and County, colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R 478,239
1,395 Highlands-Mead Metropolitan District, Mead, Weld County Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020A, 5.125%, 12/01/50
9/25 at 103.00 N/R 1,237,449
1,565 Highline Crossing Metropolitan District, In the City of Aurora, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Series
2017A, 5.500%, 12/01/47
12/22 at 103.00 N/R 1,554,311
336 Highline Crossing Metropolitan District, In the City of Aurora, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2017B,
7.750%, 12/15/47
12/22 at 103.00 N/R 317,412
Hogback Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2021A:
725 5.000%, 12/01/41, 144A 12/26 at 103.00 N/R 661,439
2,625 5.000%, 12/01/51, 144A 12/26 at 103.00 N/R 2,275,954
2,345 Home Place Metropolitan District, Thornton, Adams County, Colorado,
General Obligation Bonds, Limited Tax Convertible to Unlimited Tax
Series 2020A, 5.750%, 12/01/50
6/25 at 103.00 N/R 2,262,268
2,205 Horizon Metropolitan District 2, Arapahoe County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Series 2021A-3,
4.500%, 12/01/51, 144A
9/26 at 103.00 N/R 1,546,499
1,085 Hudson Hills Metropolitan District, Weld County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2019A,
5.125%, 12/01/48
12/23 at 103.00 N/R 1,024,294
208 Hudson Hills Metropolitan District, Weld County, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48
12/23 at 103.00 N/R 191,202
1,123 Iliff Commons Metropolitan District 2, Aurora, Colorado, General
Obligation Bonds, Subordinate Limited Tax Series 2020B, 6.500%,
12/15/49
3/25 at 103.00 N/R 1,046,861
8,950 Independence Metropolitan District 3, Elbert County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49
6/24 at 103.00 N/R 7,945,989
6,269 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 N/R 6,351,187
813 Inspiration Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax, Subordinate
Series 2021B, 5.000%, 12/15/36
12/26 at 103.00 N/R 706,058

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,674 Interpark Metropolitan District, In the City and County of Broomfield,
Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation
and Revenue Bonds, Series 2018, 5.500%, 12/01/48, 144A
12/23 at 103.00 N/R $ 1,618,557
1,610 Interquest South Business Improvement District, Colorado Springs, El
Paso County, Colorado, Public Improvement Fee Revenue Bonds, Series
2017, 5.000%, 12/01/47
12/22 at 103.00 N/R 1,493,452
Iron Mountain Metropolitan District 2, Windsor, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2019A:
500 5.000%, 12/01/39 12/24 at 103.00 N/R 468,470
1,300 5.000%, 12/01/49 12/24 at 103.00 N/R 1,160,354
1,555 Iron Works Village Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Series 2018A, 5.875%, 12/01/48, (Pre-refunded
12/01/23)
12/23 at 103.00 N/R (7) 1,636,606
534 Iron Works Village Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Series 2018B, 8.000%, 12/15/48, (Pre-refunded
12/15/23)
12/23 at 103.00 N/R (7) 593,952
1,225 Jay Grove Metropolitan District, Erie, Boulder County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51, 144A
9/26 at 103.00 N/R 933,181
16,120 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
12/23 at 103.00 N/R 15,612,059
2,000 Johnstown Village Metropolitan District 2, Weld County, own of
Johnstown, Colorado, General Obligation Limited Tax Bonds, Series
2020A, 5.000%, 12/01/50
9/25 at 103.00 N/R 1,774,580
2,500 Jones District Community Authority Board, Centennial, Colorado, Special
Revenue Convertible Capital Appreciaiton Bonds, Series 2020A,
5.750%, 12/01/50
12/25 at 103.00 N/R 2,054,300
1,900 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.125%, 12/01/50
12/25 at 103.00 N/R 1,674,717
3,850 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.500%, 12/15/52
12/25 at 103.00 N/R 3,419,108
2,955 Kit Carson County Health Service District, Colorado, Health Care Facility
Revenue Bonds, Series 2007, 6.750%, 1/01/34
8/22 at 100.00 N/R 2,718,098
Lake of the Rockies Metropolitan District, In the Town
of Monument, El Paso County,  Colorado, Subordinate
General Obligation Limited Tax Bonds, Series 2018B:
2,705 5.000%, 8/01/48 12/23 at 103.00 N/R 2,518,734
439 7.500%, 8/01/48 12/23 at 103.00 N/R 401,026
Lakes at Centerra Metropolitan District 2, Loveland,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2018A:
700 5.125%, 12/01/37 12/23 at 103.00 N/R 680,568
6,500 5.250%, 12/01/47 12/23 at 103.00 N/R 6,143,605
2,295 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/47
12/23 at 103.00 N/R 2,097,607
6,210 Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.750%, 12/15/46
12/23 at 100.00 N/R 4,347,807
1,329 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Junior Lien Series 2019C,
10.000%, 12/15/49
9/24 at 103.00 N/R 1,296,014

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Lanterns Metropolitan District 1, Castle Rock, Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Series 2019A:
$ 875 5.000%, 12/01/39 9/24 at 103.00 N/R $ 849,135
5,170 5.000%, 12/01/49 9/24 at 103.00 N/R 4,818,854
1,368 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019B, 7.750%, 12/15/49
9/24 at 103.00 N/R 1,247,069
2,330 Lanterns Metropolitan District 2, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A-3, 4.500%,
12/01/50
9/26 at 103.00 N/R 1,750,389
7,135 Larkridge Metropolitan District No. 2, In the City of Thornton, Adams
County, Colorado, General Obligation, Limited Tax Convertible to
Unlimited Tax, Improvement Bonds, Refunding Series 2019, 5.250%,
12/01/48
12/23 at 103.00 N/R 6,839,754
6,000 Legato Community Authority, Commerce City, Colorado, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible Capital
Appreciation Series 2021A-2, 5.000%, 12/01/51
6/26 at 100.67 N/R 3,922,560
3,169 Leyden Ranch Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax, Convertible to Unlimited Tax Bonds, Series
2017A, 5.125%, 12/01/47
12/22 at 103.00 N/R 3,014,099
2,095 Littleton Village Metropolitan District No. 2, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45
8/22 at 102.00 N/R 2,072,395
1,280 Littleton Village Metropolitan District No. 2, In the City of Littleton,
Colorado, Subordinate Limited Tax General Obligation and Special
Revenue Refunding Bonds, Series 2018B, 7.625%, 12/15/28
12/23 at 103.00 N/R 1,254,989
1,180 Lochbuie Station Metropolitan District, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series
2020A, 5.750%, 12/01/50
9/25 at 103.00 N/R 1,135,337
1,295 Lost Creek Farms Metropolitan District (In the Town of Erie), Boulder
County, Colorado, General Obligation Limited Tax Bonds, Series 2017A,
5.750%, 12/01/47, (Pre-refunded 12/01/22)
12/22 at 103.00 N/R (7) 1,355,334
197 Lost Creek Farms Metropolitan District (In the Town of Erie), Boulder
County, Colorado, General Obligation Limited Tax Bonds, Series 2017B,
8.000%, 12/15/47, (Pre-refunded 12/15/22)
12/22 at 103.00 N/R (7) 208,259
Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A:
2,090 5.000%, 12/01/41 6/26 at 103.00 N/R 1,868,188
5,585 5.000%, 4/15/51 6/26 at 103.00 N/R 4,703,073
1,190 Mayfield Metropolitan District, Thornton, Colorado, General Oblgation
Bonds, Limited Tax Series 2020A, 5.750%, 12/01/50
6/25 at 103.00 N/R 1,156,763
1,460 Mead Western Meadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2018, 5.000%, 12/01/47
12/28 at 100.00 N/R 1,385,146
2,921 Meadowbrook Heights Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A(3), 4.875%,
12/01/51
9/26 at 103.00 N/R 2,322,779
Meadowlark Metropolitan District, Parker Town, Douglas
County, Colorado, Limited Tax General Obligation Bond,
Convertible to Unlimited Tax Series 2020A:
525 4.875%, 12/01/40 9/25 at 103.00 N/R 474,143
750 5.125%, 12/01/50 9/25 at 103.00 N/R 665,295
3,170 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R 2,859,911
1,473 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2020B, 7.375%, 12/15/49
3/25 at 103.00 N/R 1,311,294

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,415 Mountain Brook Metropolitan District, Longmont, Boulder County,
Colorado, Limited Tax General Obligation Bonds, Series 2021, 4.750%,
12/01/51
12/26 at 103.00 N/R $ 1,107,322
1,229 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds,  Series 2016B, 7.500%, 12/15/46
8/22 at 103.00 N/R 1,127,681
Mountain Shadows Metropolitan District, Colorado,
General Obligation Limited Tax Bonds, Refunding Series
2016:
1,500 5.000%, 12/01/35 12/25 at 100.00 N/R 1,468,350
5,300 5.000%, 12/01/46 12/25 at 100.00 N/R 4,952,797
2,250 Mountain Shadows Metropolitan District, Weld County, Colorado, Limited
Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44
12/25 at 100.00 N/R 2,200,702
985 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R 897,768
937 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.625%, 12/15/49
3/25 at 103.00 N/R 837,416
Murphy Creek Metropolitan District 3, Aurora, Colorado,
General Obligation Bonds, Refunding & Improvement
Series 2006:
5,770 6.000%, 12/01/26 (4) 8/22 at 100.00 N/R 5,770,000
10,910 6.125%, 12/01/35 (4) 8/22 at 100.00 N/R 10,910,000
1,760 North Holly Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.500%,
12/01/48
12/23 at 103.00 N/R 1,706,267
North Park Metropolitan District 1, in the City of Broomfiled,
Colorado, Special Revenue Bonds, Series 2018A-1:
4,410 5.375%, 12/01/34 12/23 at 103.00 N/R 4,505,873
2,845 5.750%, 12/01/48 12/23 at 103.00 N/R 2,890,008
North Park Metropolitan District 1, in the City of Broomfiled,
Colorado, Special Revenue Bonds, Series 2018A-2:
1,500 5.125%, 12/01/28 12/23 at 103.00 N/R 1,541,670
5,460 5.500%, 12/01/34 12/23 at 103.00 N/R 5,605,564
8,500 5.850%, 12/01/48 12/23 at 103.00 N/R 8,667,620
2,000 North Pine Vistas Metropolitan District 2, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2016A, 6.750%,
12/01/46
8/22 at 103.00 N/R 1,436,500
1,129 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2021B, 4.625%, 12/15/51 - AGM Insured
12/26 at 103.00 N/R 943,336
North Range Metropolitan District 2, Adams County,
Colorado , Limited Tax General Obligation Bonds,
Refunding Special Revenue & Improvement Series 2017A:
1,550 5.625%, 12/01/37 12/22 at 103.00 N/R 1,564,787
2,975 5.750%, 12/01/47 12/22 at 103.00 N/R 2,991,987
2,836 North Range Metropolitan District 2, Adams County, Colorado , Limited
Tax General Obligation Bonds, Special Revenue & Improvement
Subordinate Lien Series 2017B, 7.750%, 12/15/47
12/22 at 103.00 N/R 2,690,542
1,000 North Range Metropolitan District 3, Adams County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 N/R 930,360
9,710 North Vista Highlands Metropolitan District 3, Pueblo County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49
3/25 at 103.00 N/R 9,015,832
2,000 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 N/R 1,755,080

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 865 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.500%, 12/15/50
12/25 at 103.00 N/R $ 774,071
3,470 Orchard Park Place North Metropolitan District, Westminster, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.250%, 12/01/48
6/24 at 103.00 N/R 3,294,210
611 Orchard Park Place North Metropolitan District, Westminster, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/48
6/24 at 103.00 N/R 557,525
1,000 Overlook Metropolitan District, Parker, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2021B-3, 5.500%, 12/15/51
9/26 at 103.00 N/R 829,400
Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019:
10,575 5.000%, 12/01/39 12/24 at 103.00 N/R 10,411,722
31,090 5.000%, 12/01/49 12/24 at 103.00 N/R 29,331,860
3,712 Palisade Metropolitan District 2, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019, 7.250%,
12/15/49
12/24 at 103.00 N/R 3,320,718
1,745 Palisade Park North Metropolitan District 2, Colorado, General Obligation
Limited Tax Bonds, Convertible to Unlimited Tax Series 2018A, 5.625%,
12/01/47
12/23 at 103.00 N/R 1,727,986
800 Palisade Park North Metropolitan District 2, Colorado, General Obligation
Limited Tax Bonds, Subordinate Series 2018B, 7.875%, 12/15/47
12/23 at 103.00 N/R 736,792
1,385 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 N/R 1,295,141
1,042 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/49
6/24 at 103.00 N/R 945,876
Parkdale Community Authority, Erie, Colorado, Limited Tax
Supported Revenue Bonds, District 1, Series 2020A:
1,310 5.000%, 12/01/40 9/25 at 103.00 N/R 1,236,155
3,335 5.250%, 12/01/50 9/25 at 103.00 N/R 3,015,140
1,449 Parker Automotive Metropolitan District (In the Town of Parker, Colorado),
General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/45
12/26 at 100.00 N/R 1,383,534
3,786 Parker Automotive Metropolitan District, In the Town of Parker, Colorado,
Subordinate Limited Tax General Obligation Refunding Bonds, Series
2018B, 8.000%, 12/15/32
12/23 at 103.00 N/R 3,620,930
2,825 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51,
144A
3/26 at 103.00 N/R 2,482,525
1,652 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2021B,
7.625%, 12/15/51, 144A
3/26 at 103.00 N/R 1,459,377
1,000 Penrith Park Metropolitan District, Adams County, Colorado, General
Obligation Limited Tax Bonds, Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 919,250
1,200 Pinon Pines Metropolitan District 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/50
9/25 at 103.00 N/R 1,076,616
1,450 Pomponio Terrace Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R 1,351,777
3,085 Powers Metropolitan District In the City of Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series 2018,
5.375%, 12/01/48
12/23 at 103.00 N/R 3,106,965

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 3,015 Powhaton Road Metropolitan District 2, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2019A, 5.625%, 12/01/48
12/23 at 103.00 N/R $ 2,976,016
1,410 Powhaton Road Metropolitan District 2, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/48
12/23 at 103.00 N/R 1,298,187
Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property
Tax Supported Primary Improvements Revenue Bonds,
Refunding Series 2017A:
12,990 5.000%, 12/15/41, 144A 12/26 at 100.00 N/R 12,377,781
2,060 5.000%, 12/15/41, 144A 12/26 at 100.00 N/R 1,962,912
725 Prairie Center Metropolitan District 7, Brighton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 4.875%, 12/15/44
12/25 at 103.00 N/R 643,300
2,000 Prairie Corner Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 4.875%, 12/01/51, 144A
12/26 at 103.00 N/R 1,588,820
7,237 Prairie Song Metropolitan District 4, Windsor, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 6.000%, 12/01/51, 144A
12/28 at 103.00 N/R 6,201,964
500 Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited Tax
General Obligatoin Bonds, Subordinate Series 2021B, 7.250%, 12/15/51
9/26 at 103.00 N/R 434,665
1,480 Ptarmigan West Metropolitan District 2, Windsor, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2021-3,
4.125%, 12/01/51
9/26 at 103.00 N/R 1,081,007
400 Pueblo Urban Renewal Authority, Colorado, Tax Increment Capital
Appreciation Revenue Bonds, EVRAZ Project, Series 2021A and Tax
Increment Revenue Capital Appreciation Bonds, Series 2021B, 0.000%,
12/01/25, 144A
No Opt. Call N/R 332,292
2,580 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R 2,320,452
6,750 Raindance Metropolitan District 1, Acting by and through its Water Activity
Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable
Water Enterprise Revenue Bonds, Series 2020, 5.250%, 12/01/50
12/25 at 103.00 N/R 6,071,625
16,450 Raindance Metropolitan District No. 3, Town of Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/47
12/23 at 103.00 N/R 16,459,541
2,840 Raindance Metropolitan District No. 3, Town of Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2018B, 8.125%, 12/15/47
12/23 at 103.00 N/R 2,594,113
2,900 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/51
10/26 at 102.00 N/R 2,214,121
3,475 Range View Estates Metropolitan District, Mead, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R 3,179,903
515 Range View Estates Metropolitan District, Mead, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.750%, 12/15/49
3/25 at 103.00 N/R 461,615
12,890 Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado,
General Obligation Bonds, Limited Tax Series 2021-3, 5.375%, 12/01/51
12/26 at 103.00 N/R 10,587,459
900 Reata Ridge Village Metropolitan District 2, Parker, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%,
12/01/49
12/24 at 103.00 N/R 834,111
Reata South Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2018:
4,915 5.375%, 12/01/37 12/23 at 103.00 N/R 4,890,769
10,340 5.500%, 12/01/47 12/23 at 103.00 N/R 10,063,508

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Red Sky Ranch Metropolitan District, Eagle County,
Colorado, General Obligation Bonds, Refunding &
Improvement Series 2015:
$ 575 4.750%, 12/01/35 12/24 at 100.00 N/R $ 538,074
3,195 5.000%, 12/01/44 12/24 at 100.00 N/R 2,974,928
3,220 Regency Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2019, 5.000%, 12/01/46
6/24 at 103.00 N/R 3,060,932
Regional Transportation District, Colorado, Certificates of
Participation, Series 2014A:
10,000 5.000%, 6/01/44 - AGM Insured, (UB) (5) 6/23 at 100.00 A1 10,165,400
Regional Transportation District, Colorado, Certificates
of Participation, Tender Option Bond Trust Series
2015-XF1031:
2,660 15.577%, 6/01/39, 144A, (IF) (5) 6/23 at 100.00 A1 2,837,023
2,745 15.570%, 6/01/44, 144A, (IF) (5) 6/23 at 100.00 A1 2,911,841
3,190 15.571%, 6/01/44, 144A, (IF) (5) 6/23 at 100.00 A1 3,383,888
3,750 15.577%, 6/01/44, 144A, (IF) (5) 6/23 at 100.00 A1 3,978,038
2,295 Remuda Ranch Metropolitan District, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 N/R 2,067,152
5,835 Rendezvous Metropolitan District 4, Timnath Town, Colorado, Limited Tax
General Obligation Bonds, Series 2018A, 5.625%, 12/01/48
12/23 at 103.00 N/R 5,749,517
5,438 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Refunding Series 2016A, 5.000%,
12/01/45
12/26 at 100.00 N/R 5,088,935
1,325 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Series 2016B, 5.125%, 12/01/45
12/26 at 100.00 N/R 1,248,322
1,000 Reunion Metropolitan District, Acting By and Through its Water Activity
Enterprise,  Adams County, Colorado, Special Revenue Bonds, Series
2021, 3.625%, 12/01/44
6/26 at 103.00 N/R 744,300
3,300 Rex Ranch Metropolitan District, Boulder County, Colorado, General
Obligation Limited Tax Bonds, Series 2018A, 5.750%, 12/01/47
12/23 at 103.00 N/R 3,301,056
398 Richards Farm Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2019B, 6.500%, 12/15/49
12/24 at 103.00 N/R 368,321
1,000 Ridgeline Vista Metropolitan District, Brighton, Colorado, General
Obligation Limited Tax Bonds, Series 2021A, 5.250%, 12/01/60
3/26 at 103.00 N/R 967,770
1,695 Ritoro Metropolitan District In the Town of Elizabeth, Elbert County,
Colorado, Limited Tax , Convertible to Unlimited Tax, General Obligation
Bonds, Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R 1,589,300
1,028 River Park Metropolitan District, New Castle, Garfield County, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2009, 6.990%,
6/15/39
8/22 at 100.00 N/R 1,028,062
2,935 Riverdale Ranch Metropolitan District, Thornton City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 N/R 2,694,154
628 Riverdale Ranch Metropolitan District, Thornton City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.750%, 12/15/49
9/24 at 103.00 N/R 565,866
6,345 Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado,
Special Revenue Bonds, Series 2022A, 5.000%, 12/01/52
3/27 at 103.00 N/R 5,431,003
2,625 RRC Metropolitan District 2, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 5.250%, 12/01/51
12/26 at 103.00 N/R 2,151,634

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,055 Sabell Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.000%,
12/01/50, 144A
3/25 at 103.00 N/R $ 918,472
2,315 Salisbury Heights Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2017A, 5.500%, 12/01/47
12/22 at 103.00 N/R 2,288,794
509 Salisbury Heights Metropolitan District, Douglas County, Colorado,
Limited tax General Obligation Bonds, Subordinate Series 2017B,
7.750%, 12/15/47
12/22 at 103.00 N/R 477,289
Serenity Ridge Metropolitan District No. 2, In the City of
Aurora, Arapahoe County, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
and Improvement Bonds Series 2018A:
550 5.125%, 12/01/37, (Pre-refunded 12/01/23) 12/23 at 103.00 N/R (7) 590,282
1,000 5.125%, 12/01/43, (Pre-refunded 12/01/23) 12/23 at 103.00 N/R (7) 1,073,240
635 Serenity Ridge Metropolitan District No. 2, In the City of Aurora, Arapahoe
County, Colorado, General Obligation Bonds, Subordinate Limited Tax,
Refunding and Improvement Bonds Series 2018B, 7.250%, 12/15/35,
(Pre-refunded 12/15/23)
12/23 at 103.00 N/R (7) 700,088
Settler's Crossing Metropolitan District 1, Lakewood,
Colorado, Limited Tax General Obligation Bonds, Series
2020A:
1,280 5.000%, 12/01/40, 144A 9/25 at 103.00 N/R 1,216,947
3,125 5.125%, 12/01/50, 144A 9/25 at 103.00 N/R 2,800,906
2,900 Severance Shores Metropolitan District 4, Weld County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R 2,742,124
804 Severance Shores Metropolitan District 4, Weld County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2020B, 8.250%,
12/15/49
3/25 at 103.00 N/R 728,046
1,225 Sheridan Station West Metropolitan District, Lakewood, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2017, 6.000%, 12/01/47, (Pre-refunded 12/01/22)
12/22 at 103.00 N/R (7) 1,283,261
Siena Lake Metropolitan District, Gypsum, Colorado,
General Obligation Limited Tax Bonds, Series 2021:
1,515 3.750%, 12/01/41 9/26 at 103.00 N/R 1,170,565
8,400 4.000%, 12/01/51 9/26 at 103.00 N/R 6,440,616
1,025 Silver Leaf Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50
6/26 at 103.00 N/R 850,976
1,900 Silver Peaks Metropolitan District No. 2, In the Town of Lochbuie, Weld
County, Colorado, Limited Tax General Obligation Subordinate Bonds,
Series 2018B, 7.250%, 12/15/47
12/23 at 103.00 N/R 1,730,520
2,000 Sky Ranch Community Authority Board, Arapahoe County, Colorado,
Limited Tax Supported District 1 Revenue Bonds, Senior Series 2019A,
5.000%, 12/01/49
12/24 at 102.00 N/R 2,005,380
1,820 South Aurora Regional Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2018, 6.250%, 12/01/57
12/23 at 103.00 N/R 1,699,916
7,500 South Maryland Creek Ranch Metropolitan District, Summitt County,
Colorado, Limited Tax General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47
12/23 at 103.00 N/R 7,394,775
1,950 South Maryland Creek Ranch Metropolitan District, Summitt County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2018B, 8.000%, 12/15/47
12/23 at 103.00 N/R 1,769,294
1,000 South Timnath Metropolitan District No. 1,  In the Town of Timnath,
Larimer County, Colorado, Limited Tax General Obligation Bonds, Series
2019A, 5.500%, 12/01/48
6/24 at 103.00 N/R 925,880

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,208 South Timnath Metropolitan District No. 1,  In the Town of Timnath,
Larimer County, Colorado, Subordinate Limited Tax General Obligation
Bonds, Series 2019B, 8.000%, 12/15/48
6/24 at 103.00 N/R $ 2,014,513
SouthGlenn Metropolitan District, Colorado, Special
Revenue Bonds, Refunding Series 2016:
810 5.000%, 12/01/36 8/22 at 103.00 N/R 787,685
1,220 5.000%, 12/01/46 8/22 at 103.00 N/R 1,144,750
6,120 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%,
12/01/47
12/22 at 103.00 N/R 5,865,224
1,105 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2017B, 7.750%, 12/15/47
12/22 at 103.00 N/R 1,014,611
1,355 Spring Valley Metropolitan District 3, Elbert County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2020A,
5.000%, 12/01/49
3/25 at 103.00 N/R 1,221,072
Spring Valley Metropolitan District 4, Elbert County,
Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2020A:
1,910 5.000%, 12/01/40 9/25 at 103.00 N/R 1,709,966
2,270 5.125%, 12/01/50 9/25 at 103.00 N/R 1,942,620
St. Vrain Lakes Metropolitan District No. 2, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series
2017A:
1,500 5.000%, 12/01/37 12/22 at 103.00 N/R 1,500,855
9,100 5.125%, 12/01/47 12/22 at 103.00 N/R 8,939,112
1,084 St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017B, 7.625%, 12/15/47
12/22 at 103.00 N/R 1,062,970
2,520 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 2,377,494
3,000 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Subordinate Series
2019B, 8.000%, 12/15/49
12/24 at 103.00 N/R 2,712,090
Sterling Ranch Community Authority Board, Douglas
County, Colorado, Limited Tax Supported Revenue Bonds,
Senior Series 2017A:
1,715 5.000%, 12/01/30 12/22 at 102.00 N/R 1,722,306
9,000 5.000%, 12/01/38 12/22 at 102.00 N/R 8,929,890
4,500 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported Revenue Bonds, Subordinate Series 2017B,
7.500%, 12/15/47
12/22 at 102.00 N/R 4,387,950
5,000 Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.125%, 12/01/50
12/25 at 103.00 N/R 4,532,500
11,750 Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Convertible Capital Appreciation Series
22, 5.750%, 12/01/51
6/30 at 102.00 N/R 11,330,760
2,275 Stone Creek Metropolitan District, In Douglas County Colorado, General
Obligation Limited Tax Bonds, Series 2018A, 5.625%, 12/01/47
12/23 at 103.00 N/R 2,246,199
595 Stone Creek Metropolitan District, In Douglas County, Colorado,
Subordinate General Obligation Limited Tax Bonds, Series 2018B,
7.875%, 12/15/47
12/23 at 103.00 N/R 550,506
7,500 Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds,
Limited Tax Convertible to Unlimited, Series 2007, 0.000%, 12/01/31 (4)
8/22 at 100.00 N/R 1,200,000

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 6,275 Tallman Gulch Metropolitan District,  Douglas County, Colorado,
Limited Tax General Obligation Refunding and Improvement
Bonds,Subordinate Limited Tax General Obligation Bonds, Series
2018A, 5.250%, 12/01/47
12/22 at 103.00 N/R $ 6,179,620
1,360 Tallman Gulch Metropolitan District,  Douglas County, Colorado,
Limited Tax General Obligation Refunding and Improvement
Bonds,Subordinate Limited Tax General Obligation Bonds, Series
2018B, 8.000%, 12/15/47
12/22 at 103.00 N/R 1,241,286
1,935 Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
& Improvement Series 2013, 5.125%, 11/01/38, (Pre-refunded 12/01/23)
12/23 at 100.00 N/R (7) 2,014,741
Talon Pointe Metropolitan District, Adams County,
Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Refunding & Improvement
Series 2019A:
1,755 5.250%, 12/01/39 12/25 at 103.00 N/R 1,608,598
5,540 5.250%, 12/01/51 12/25 at 103.00 N/R 4,713,210
984 The Village at Dry Creek Metropolitan District No. 2, In the City of
Thornton, Adams County, Colorado, Limited Tax General Obligation and
Special Revenue Bonds, Series 2019, 4.375%, 12/01/44
9/24 at 103.00 N/R 850,333
1,275 Third Creek Metropolitan District 1, Commerce City, Colorado, Limited Tax
General Obligation Bonds, Series 2022A-1, 4.750%, 12/01/51, 144A
3/27 at 103.00 N/R 1,001,181
1,000 Three Springs Metropolitan District 1, Durango, La Plata County, Colorado,
Limited Tax General Obligation Bonds, Refunding Subordinate Series
2020B, 7.125%, 12/15/50
12/25 at 103.00 N/R 874,800
1,730 Timberleaf Metropolitan District, Adams County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series
2020A, 5.750%, 12/01/50
6/25 at 103.00 N/R 1,671,232
Timnath Ranch Metropolitan District 4, Larimer County,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2018A:
1,500 5.250%, 12/01/37 12/23 at 103.00 N/R 1,481,205
2,850 5.375%, 12/01/47 12/23 at 103.00 N/R 2,726,282
953 Timnath Ranch Metropolitan District 4, Larimer County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2018B, 7.750%,
12/15/47
12/23 at 103.00 N/R 880,791
Trails at Crowfoot Metropolitan District 3, Parker, Colorado,
Limited Tax General Obligation Bonds, Series 2019A:
1,020 5.000%, 12/01/39 9/24 at 103.00 N/R 983,188
3,380 5.000%, 12/01/49 9/24 at 103.00 N/R 3,101,792
3,400 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Convertible Capital
Appreciation Series 2021A-2, 0.000%, 12/01/51 (6)
3/26 at 103.00 N/R 2,759,916
Transport Metropolitan District 3, In the City of Aurora,
Adams County, Colorado, General Obligation Limited
Bonds, Series 2021A-1:
700 5.000%, 12/01/41 3/26 at 103.00 N/R 682,080
11,525 5.000%, 12/01/51 3/26 at 103.00 N/R 10,626,165
8,730 Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.750%, 12/01/50, 144A
12/26 at 103.00 N/R 6,907,787
3,000 Triview Metropolitan District 4, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48, 144A
12/23 at 103.00 N/R 2,995,440
1,605 Two Bridges Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2018A, 5.625%, 8/01/48
12/23 at 103.00 N/R 1,586,510

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 9,500 Valagua Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2008, 0.775%, 12/01/37 (4)
8/22 at 100.00 N/R $ 1,814,500
Velocity Metropolitan District 3, In the City of Aurora,
Colorado, Limited Tax General Obligation Bonds, Series
2019:
5,870 5.375%, 12/01/39 12/23 at 103.00 N/R 5,905,044
38,055 5.500%, 12/01/48 12/23 at 103.00 N/R 38,185,909
5,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 6.000%, 12/01/50
12/23 at 81.31 N/R 3,331,000
8,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
12/23 at 103.00 N/R 7,251,040
2,000 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R 1,780,580
1,400 Village at Southgate Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/48,
144A
12/23 at 103.00 N/R 1,373,484
764 Village at Southgate Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2018B,
7.750%, 12/15/40, 144A
12/23 at 103.00 N/R 706,990
3,825 Village East Community Metropolitan District, Frederick, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.250%,
12/01/50
9/25 at 103.00 N/R 3,489,050
586 Village East Community Metropolitan District, Frederick, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2020B, 8.125%, 12/15/50
9/25 at 103.00 N/R 529,328
1,655 Village East Metropolitan District 3, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2017A, 5.000%, 12/01/46
12/22 at 103.00 N/R 1,563,561
245 Village East Metropolitan District 3, Weld County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%,
12/15/46
12/22 at 103.00 N/R 225,199
1,750 Village Metropolitan District In the Town of Avon, Eagle County, Colorado,
Special Revenue and Limited Property Tax Bonds, Refunding &
Improvement Series 2020, 5.000%, 12/01/49
12/25 at 103.00 N/R 1,691,638
12,435 Villages at Johnstown Metropolitan District 7, Johnstown, Colorado,
Limited Tax General Obligation Bonds, Series 2022A(3), 6.250%,
12/01/52
6/27 at 103.00 N/R 12,572,904
1,020 Villages of Johnstown Metropolitan District No. 3, Town of Johnstown,
Colorado, Limited Tax General Obligation Bonds, Series 2020A and
Subordinate Limited Tax General Obligation Bonds, Series 2020B,
5.000%, 12/01/50
12/25 at 103.00 N/R 895,091
1,750 Villas Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2018A,
5.125%, 12/01/48
12/23 at 103.00 N/R 1,645,088
690 Villas Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Subordinae Lien Series 2018B, 7.750%,
12/15/48
12/23 at 103.00 N/R 627,631
4,145 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 3,798,395
600 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Limited
Tax Series 2019B, 7.750%, 12/15/49
12/24 at 103.00 N/R 543,498

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,355 Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax
General Obligation Bonds, Refunding Senior Series 2022A, 5.250%,
12/01/52
12/27 at 103.00 N/R $ 2,192,976
10,950 Waterfront at Foster Lake Metropolitan District 2, Weld County, Colorado,
Special Revenue Bonds, Series 2022, 4.625%, 12/01/28
No Opt. Call N/R 10,013,994
2,500 Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 5.000%, 12/01/51
3/27 at 103.00 N/R 2,156,425
1,300 Westcreek Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2019A, 5.375%, 12/01/48
6/24 at 103.00 N/R 1,240,902
1,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Convertible Capital Appreciation Bonds,
Series 2021A-2, 5.750%, 12/01/50
3/26 at 99.11 N/R 788,650
Westerly Metropolitan District 4, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A-1:
750 5.000%, 12/01/40 3/26 at 103.00 N/R 683,498
1,000 5.000%, 12/01/50 3/26 at 103.00 N/R 864,760
5,355 Westgate Metropolitan District, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022, 5.125%,
12/01/51
3/27 at 103.00 N/R 4,502,109
1,500 Westown Metropolitan District, In the City of Arvada, Jefferson County,
Colorado, General Obligation Limited Tax Convertible to Unlimited Tax
Bonds, Series 2017A, 5.000%, 12/01/47, (Pre-refunded 12/01/22)
12/22 at 103.00 N/R (7) 1,565,370
849 Westown Metropolitan District, In the City of Arvada, Jefferson County,
Colorado, General Obligation Limited Tax Convertible to Unlimited Tax
Bonds, Series 2017B, 7.375%, 12/15/47, (Pre-refunded 12/15/22)
12/22 at 103.00 N/R (7) 894,184
1,965 Westview Metropolitan District, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 N/R 1,832,304
313 Westview Metropolitan District, Weld County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%,
12/15/49
6/24 at 103.00 N/R 284,426
4,600 Westwood Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2021A, 4.000%,
12/01/51, 144A
9/26 at 103.00 N/R 3,487,950
Whispering Pines Metropolitan District No.1, In the City of
Aurora, Colorado, Limited Tax Convertible to Unlimited Tax,
General Obligation Refunding and Improvement Bonds,
Series 2017A:
1,000 5.000%, 12/01/37 12/22 at 103.00 N/R 982,280
2,544 5.000%, 12/01/47 12/22 at 103.00 N/R 2,390,724
1,948 Whispering Pines Metropolitan District No.1, In the City of Aurora,
Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation
Refunding and Improvement Bonds, Series 2017B, 7.375%, 12/15/47
12/22 at 103.00 N/R 1,758,031
2,780 White Buffalo Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation bonds, Convertible to Unlimited Tax Bonds,
Series 2020, 5.500%, 12/01/50
6/25 at 103.00 N/R 2,608,057
595 Wild Plum Metropolitan District, Columbine Valley, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%,
12/01/49, (Pre-refunded 12/01/24)
12/24 at 103.00 N/R (7) 647,485
6,500 Wildwing Metropolitan District 5, Colorado, Limited Tax General
Obligation Bonds, Refunding & Improvement Series 2018A, 5.375%,
12/01/48
12/23 at 103.00 N/R 6,290,505
1,707 Wildwing Metropolitan District 5, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/48
12/23 at 103.00 N/R 1,571,891

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,460 Willow Bend Metropolitan District, City of Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 N/R $ 1,351,376
756 Willow Bend Metropolitan District, City of Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.625%, 12/15/49
9/24 at 103.00 N/R 678,495
3,700 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 3,392,382
650 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.750%, 12/15/49
12/24 at 103.00 N/R 582,010
21,610 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Convertible Capital Appreciation Series
2021A-2, 4.625%, 12/01/51, 144A
9/26 at 97.28 N/R 11,410,296
Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1:
3,785 4.000%, 12/01/41, 144A 9/26 at 103.00 N/R 2,957,902
49,660 4.125%, 12/01/51, 144A 9/26 at 103.00 N/R 37,099,496
3,265 Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2017A, 6.500%, 12/01/47
12/27 at 103.00 N/R 3,224,743
1,635 Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2017B,
7.750%, 12/15/47
12/27 at 103.00 N/R 1,482,634
Windsor Highlands Metropolitan District 9, Windsor,
Larimer County, Colorado, Limited Tax Supported Revenue
Bonds, Series 2019:
3,300 5.000%, 12/01/39 9/24 at 103.00 N/R 3,178,395
9,315 5.000%, 12/01/49 9/24 at 103.00 N/R 8,511,395
1,185 Winsome Metropolitan District No. 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A, 5.125%, 12/01/50, 144A
9/26 at 103.00 N/R 970,171
1,500 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2020B-2, 7.500%, 12/15/40
12/25 at 103.00 N/R 1,356,480
2,200 Yarrow Gardens Metropolitan District, In the City of Wheat Ridge,
Jefferson County, Colorado, General Obligation Limited Tax Convertible
to Unlimited Tax Bonds, Series 2018A, 5.875%, 12/01/48
12/23 at 103.00 N/R 2,189,088
292 Yarrow Gardens Metropolitan District, In the City of Wheat Ridge,
Jefferson County, Colorado, General Obligation Subordinate General
Obligation Limited Tax Bonds, Series 2018B, 8.125%, 12/15/48, 144A
12/23 at 103.00 N/R 266,669
2,022,009 Total Colorado 1,833,717,433
Connecticut - 0.2%
7,050 Connecticut Development Authority, Airport Facilities Revenue Bonds,
Learjet Inc., Series 2004, 7.950%, 4/01/26, (AMT)
8/22 at 100.00 Caa1 6,987,466
9,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 N/R 8,390,070
5,335 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45, (UB) (5)
6/26 at 100.00 AA- 5,537,890
3,380 Connecticut State, General Obligation Bonds, Series 2020C, 3.000%,
6/01/40, (UB) (5)
6/30 at 100.00 A 2,805,637

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 3,500 Great Pond Improvement District, Connecticut, Special Obligaiton
Revenue Bonds, Great Pond Phase 1 Project, Series 20019, 4.750%,
10/01/48, 144A
10/26 at 102.00 N/R $ 3,045,070
4,412 Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority
Distribution Payment Public Improvement Bonds, Series 2015A, 6.750%,
2/01/45, 144A
2/23 at 100.00 B 4,466,526
32,677 Total Connecticut 31,232,659
Delaware - 0.1%
Delaware Economic Development Authority, Revenue
Bonds, Odyssey Charter School Inc. Project, Series 2015A:
4,890 6.750%, 9/01/35, 144A 3/25 at 100.00 N/R 5,134,598
7,500 7.000%, 9/01/45, 144A 3/25 at 100.00 N/R 7,868,025
1,100 Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds,
Collegiate Housing Foundation - Dover LLC Delaware State University
Project, Series 2018A, 5.000%, 7/01/40
1/28 at 100.00 BB- 1,063,260
6,132 Millsboro, Delaware, Special Obligation Bonds, Plantation Lakes Special
Development District, Series 2018, 5.250%, 7/01/48, 144A
7/28 at 100.00 N/R 5,921,243
1,325 Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds,
Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B,
8.250%, 7/15/48
8/22 at 100.00 N/R 1,326,365
20,947 Total Delaware 21,313,491
District of Columbia - 2.1%
1,770 District of Columbia Revenue Bonds, Rocketship Education DC Public
Charter School Inc., Obligated Group -Issue 2, Series 2021A, 5.000%,
6/01/61, 144A
6/29 at 100.00 N/R 1,725,485
2,630 District of Columbia Student Dormitory Revenue Bonds, Provident Group -
Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/35
10/22 at 100.00 BB- 2,639,310
319,990 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
8/22 at 23.01 N/R 67,121,102
District of Columbia, Hospital Revenue Bonds, Children's
Hospital Obligated Group, Refunding Series 2015:
5,000 5.000%, 7/15/40, (UB) (5) 1/26 at 100.00 A1 5,139,850
10,000 5.000%, 7/15/44, (UB) (5) 1/26 at 100.00 A1 10,240,300
20,000 District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Series 2019A, 5.250%, 5/15/55, 144A
5/30 at 100.00 N/R 15,292,800
430 District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Taxable Series 2019B, 7.000%, 5/15/24, 144A
No Opt. Call N/R 419,800
2,000 District of Columbia, Tax Increment Revenue Bonds, Union Market
Infrastructure Project, Series 2021A, 4.250%, 6/01/46, 144A
6/28 at 100.00 N/R 1,222,600
District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A:
580 5.000%, 7/01/32 7/24 at 103.00 N/R 572,373
800 5.000%, 7/01/37 7/24 at 103.00 N/R 772,976
3,100 5.000%, 7/01/52 7/24 at 103.00 N/R 2,785,753
Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Capital Appreciation,
Second Senior Lien Series 2010A:
83,520 0.000%, 10/01/37, (UB) (5) No Opt. Call Baa1 38,612,131
9,740 0.000%, 10/01/37 - BAM Insured No Opt. Call N/R 4,648,123

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien
Series 2019B:
$ 28,280 4.000%, 10/01/44, (UB) 10/29 at 100.00 Baa2 $ 25,936,154
15,500 4.000%, 10/01/49 10/29 at 100.00 Baa2 13,880,405
85,135 4.000%, 10/01/49, (UB) (5) 10/29 at 100.00 Baa2 76,239,244
25,300 3.000%, 10/01/50 - AGM Insured, (UB) (5) 10/29 at 100.00 A2 19,257,601
15,200 4.000%, 10/01/53 - AGM Insured, (UB) (5) 10/29 at 100.00 A2 14,021,848
37,965 4.000%, 10/01/53, (UB) (5) 10/29 at 100.00 Baa2 33,523,854
5,200 4.000%, 10/01/53 10/29 at 100.00 Baa2 4,591,704
34,760 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 - AGM
Insured, (UB)
10/31 at 100.00 N/R 32,406,748
2,330 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 - AGM
Insured
10/31 at 100.00 N/R 2,172,259
Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B:
2,450 0.000%, 10/01/27 - AGC Insured No Opt. Call A3 2,058,343
4,810 0.000%, 10/01/32 - AGC Insured No Opt. Call A3 3,198,939
9,400 0.000%, 10/01/38 - AGC Insured No Opt. Call Baa1 4,336,972
4,600 0.000%, 10/01/39 - AGC Insured No Opt. Call Baa1 1,997,320
7,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior
Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 Baa1 7,945,420
5,000 Metropolitan Washington DC Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A, 5.000%, 10/01/48, (AMT), (UB) (5)
10/28 at 100.00 A+ 5,228,150
742,490 Total District of Columbia 397,987,564
Florida - 15.1%
1,495 A.H. at Turnpike South Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Phase 1 Project, Series
2015, 6.250%, 11/01/46
11/39 at 100.00 N/R 1,544,470
Abbott Square Community Development District,
Zephyrhills, Florida, Special Assessment Revenue Bonds,
2022 Project Series 2022:
1,000 5.375%, 6/15/42 6/32 at 100.00 N/R 1,008,390
1,380 5.500%, 6/15/52 6/32 at 100.00 N/R 1,391,509
Alachua County Health Facilities Authority, Florida,
Continuing Care Retirement Community Revenue Bonds,
Oak Hammock at the University of Florida, Inc. Project,
Refunding Series 2012A:
2,500 8.000%, 10/01/42 10/22 at 102.00 N/R 2,588,000
2,500 8.000%, 10/01/46 10/22 at 102.00 N/R 2,588,000
32,215 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Refunding Series
2022A, 5.000%, 11/15/61, 144A
11/29 at 103.00 N/R 23,424,815
2,125 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Taxable Refunding
Series 2022B, 6.500%, 11/15/33, 144A
No Opt. Call N/R 1,922,891
4,920 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the
University of Florida Project, Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 A3 4,464,408

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,250 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the
University of Florida Project, Series 2019A, 4.000%, 12/01/49, (UB)
12/29 at 100.00 A3 $ 1,134,250
2,450 Amelia National Community Development District, Nassau County,
Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37
8/22 at 100.00 N/R 2,469,771
Amelia Walk Community Development District, Florida,
Special Assessment Bonds, Area 3-B Series 2018A:
2,490 5.250%, 11/01/39, 144A 11/29 at 100.00 N/R 2,467,839
4,165 5.375%, 11/01/49, 144A 11/29 at 100.00 N/R 4,105,607
1,585 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2, 5.000%, 5/01/36
5/28 at 100.00 N/R 1,566,820
Armstrong Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Series 2017A:
415 5.000%, 11/01/34, 144A 11/27 at 100.00 N/R 412,734
1,000 5.125%, 11/01/48, 144A 11/27 at 100.00 N/R 975,230
1,750 Astonia Community Development District, Polk County, Florida, Special
Assessment Revenue Bonds, Area 2 Project, Series 2021, 4.000%,
5/01/52, 144A
5/31 at 100.00 N/R 1,444,572
1,595 Astonia Community Development District, Polk County, Florida, Special
Assessment Revenue Bonds, North Parcel Assessment Area Project,
Series 2021, 4.000%, 5/01/51, 144A
5/31 at 100.00 N/R 1,332,718
745 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2017, 5.750%, 5/01/48
5/31 at 100.00 N/R 754,506
1,970 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 2 Project, Series 2017A-1, 6.000%, 5/01/48
5/31 at 100.00 N/R 2,046,968
500 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Phases 3 and 4 Sub-Assessment Area One Project,
Series 2021, 4.000%, 5/01/51
5/34 at 100.00 N/R 414,515
1,000 Avalon Park West Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, 2020 Project Area,
Refunding Series 2020, 4.000%, 5/01/51
5/30 at 100.00 N/R 822,540
3,000 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Ave Maria National Project, Series 2021, 4.000%,
5/01/51
5/31 at 100.00 N/R 2,467,620
3,120 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 2 Project, Series 2016, 5.250%,
5/01/47
5/26 at 100.00 N/R 3,153,010
Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3
Project, Series 2018:
1,145 5.300%, 5/01/39 5/29 at 100.00 N/R 1,147,038
1,940 5.375%, 5/01/49 5/29 at 100.00 N/R 1,920,658
Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 4
Project, Series 2020:
910 4.300%, 5/01/42, 144A 5/30 at 100.00 N/R 825,798
1,655 4.450%, 5/01/52, 144A 5/30 at 100.00 N/R 1,465,221
3,925 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Phase 3 Master Improvements Project, Series 2021,
4.000%, 5/01/52, 144A
5/32 at 100.00 N/R 3,212,612
3,485 Aventura Isles Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/43
11/24 at 100.00 N/R 3,585,019

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,675 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2018 Project Series 2018,
5.000%, 11/01/48, 144A
11/28 at 100.00 N/R $ 1,624,716
15,000 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022,
5.000%, 5/01/53
5/32 at 100.00 N/R 14,109,600
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018:
570 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 563,308
935 5.000%, 11/01/49, 144A 11/29 at 100.00 N/R 906,389
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018:
3,340 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 3,295,778
5,470 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R 5,363,007
1,460 5.125%, 11/01/51, 144A 11/29 at 100.00 N/R 1,420,171
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018:
480 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 473,645
820 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R 803,961
2,580 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Series 2015, 5.250%,
11/01/46
11/25 at 100.00 N/R 2,593,055
1,990 Ballentrae Hillsborough Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2014, 5.500%,
11/01/44
11/25 at 100.00 N/R 1,995,174
1,825 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022, 4.125%, 11/01/51
11/32 at 100.00 N/R 1,530,135
4,375 Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%,
11/01/48
11/28 at 100.00 N/R 4,248,562
2,000 Banyan Cay Community Development District, West Palm Beach, Florida,
Special Assessment Bonds, 2020-1, 4.000%, 11/01/51
11/30 at 100.00 N/R 1,635,600
920 Bartram Park Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series 2015A-2,
5.000%, 5/01/35
5/25 at 100.00 N/R 921,408
Bay County, Florida, Educational Facilities Revenue
Refunding Bonds, Bay Haven Charter Academy, Inc. Project,
Series 2013A:
2,710 5.000%, 9/01/43 9/23 at 100.00 BBB 2,732,168
1,230 5.000%, 9/01/45 9/23 at 100.00 BBB 1,239,410
4,050 5.000%, 9/01/48 9/23 at 100.00 BBB 4,078,633
Beach Road Golf Estates Community Development District,
Bonita Springs, Florida, Special Assessment Bonds Series
2015:
80 5.000%, 11/01/36 11/25 at 100.00 N/R 79,509
8,380 5.000%, 11/01/46 11/25 at 100.00 N/R 8,127,008
110 Beacon Lakes Community Development District, Florida, Special
Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38
8/22 at 100.00 N/R 110,076

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Beaumont Communit Development District 1, City of
Wildwood, Florida, Special Assessment Bonds, Series 2019
A-1:
$ 1,775 5.500%, 11/01/39, 144A 11/29 at 100.00 N/R $ 1,786,395
2,045 5.625%, 11/01/49, 144A 11/29 at 100.00 N/R 2,052,853
370 Beaumont Communit Development District 1, City of Wildwood, Florida,
Special Assessment Bonds, Series 2019 A-2, 5.625%, 11/01/32, 144A
No Opt. Call N/R 368,328
1,900 Beaumont Communit Development District 2, City of Wildwood, Florida,
Special Assessment Bonds, Series 2019, 6.375%, 11/01/49, 144A
11/31 at 100.00 N/R 1,906,384
2,985 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2013, 6.500%, 11/01/43
11/28 at 100.00 BBB 3,341,111
1,000 Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%, 11/01/43
11/33 at 100.00 N/R 1,072,500
Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A:
720 5.375%, 11/01/36 11/27 at 100.00 N/R 725,170
1,050 5.500%, 11/01/46 11/27 at 100.00 N/R 1,052,793
2,000 Berry Bay Community Development District, Hillsborough County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2021,
4.000%, 5/01/51
5/31 at 100.00 N/R 1,643,440
3,150 Bexley Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Series 2016, 4.875%, 5/01/47
5/26 at 100.00 N/R 3,024,913
3,000 Black Creek Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Project 2020 Series 2022, 5.625%,
6/15/52
6/32 at 100.00 N/R 3,005,520
1,365 Boggy Branch Community Development District, Jacksonville, Florida,
Special Assessment Revenue Bonds, Phase 1 Series 2021, 4.000%,
5/01/51
5/31 at 100.00 N/R 1,123,409
28,195 Boggy Creek Improvement District, Orlando, Florida, Special Assessment
Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43
5/23 at 100.00 N/R 28,360,787
Boyette Park Community Development District, Florida,
Special Assessment Bonds, Series 2018:
1,785 5.000%, 5/01/38, 144A 5/28 at 100.00 N/R 1,761,277
2,980 5.125%, 5/01/48, 144A 5/28 at 100.00 N/R 2,886,369
2,075 Boynton Village Community Development District, Florida, Special
Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37
8/22 at 100.00 N/R 2,074,958
Brevard County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Health First Obligated Group, Series
2022A:
3,510 4.000%, 4/01/52, (UB) 4/32 at 100.00 N/R 3,267,529
19,445 5.000%, 4/01/52 4/32 at 100.00 N/R 20,423,667
7,500 Broward County, Florida, Airport System Revenue Bonds, Series 2019A,
4.000%, 10/01/49, (AMT), (UB) (5)
10/29 at 100.00 A 6,978,375
15,000 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
4.000%, 9/01/49, (AMT), (UB) (5)
9/29 at 100.00 A 13,472,400
15,000 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
4.000%, 9/01/49, (AMT)
9/29 at 100.00 A 13,472,400
Bullfrog Creek Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2017:
1,315 5.125%, 11/01/38 11/27 at 100.00 N/R 1,303,546
1,910 5.250%, 11/01/47 11/27 at 100.00 N/R 1,874,188
6,830 Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 5.875%, 7/01/40, 144A
7/25 at 100.00 N/R 6,562,674

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,000 Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
South Tech Schools Project, Series 2020A, 5.000%, 6/15/55, 144A
6/27 at 100.00 N/R $ 1,771,320
520 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021C, 5.000%, 6/01/56, 144A
6/31 at 100.00 N/R 460,663
4,000 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Legends Academy, Series 2021A, 5.000%, 12/01/56, 144A
12/28 at 100.00 N/R 3,165,240
12,840 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
LLT  Academy South Bay Project, Series 2020A, 6.000%, 6/15/55, 144A
6/25 at 105.00 N/R 11,588,357
370 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
LLT  Academy South Bay Project, Taxable Series 2020B, 7.000%, 6/15/25,
144A
No Opt. Call N/R 361,893
3,625 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pepin
Academies Inc., Series 2020A, 5.750%, 7/01/55
7/26 at 104.00 N/R 3,280,009
Capital Trust Agency, Florida, Educational Facilities
Revenue Bonds, Pineapple Cove Classical Academy, Series
2019A:
750 5.125%, 7/01/39, 144A 1/29 at 100.00 N/R 743,693
10,455 5.250%, 7/01/49, 144A 1/29 at 100.00 N/R 10,118,035
1,000 5.375%, 7/01/54, 144A 1/29 at 100.00 N/R 976,850
Capital Trust Agency, Florida, Educational Facilities
Revenue Bonds, The Florida Charter Educational
Foundation, Inc. Projects, Series 2018A:
1,000 5.375%, 6/15/38, 144A 6/28 at 100.00 N/R 997,310
1,970 5.375%, 6/15/48, 144A 6/28 at 100.00 N/R 1,886,295
2,290 Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, Coral
Gardens Apartments Project, Series 2018A, 4.850%, 1/01/54
1/23 at 105.00 CCC 1,722,698
Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018:
730 6.100%, 8/15/38, 144A 8/28 at 100.00 N/R 750,133
4,030 6.200%, 8/15/48, 144A 8/28 at 100.00 N/R 4,109,552
3,955 6.375%, 8/15/53, 144A 8/28 at 100.00 N/R 4,058,028
Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2021:
700 4.000%, 8/15/51, 144A 8/28 at 100.00 N/R 512,176
3,805 4.250%, 8/15/61, 144A 8/28 at 100.00 N/R 2,760,832
7,400 Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund,
LLC, Charter School Portfolio Projects, Series 2021A-1, 5.000%, 7/01/56,
144A
7/31 at 100.00 N/R 6,854,916
Capital Trust Agency, Florida, Revenue Bonds, Odyssey
Charter School Project, Series 2017A:
3,490 5.375%, 7/01/37, 144A 7/27 at 100.00 Ba1 3,581,159
4,820 5.500%, 7/01/47, 144A 7/27 at 100.00 Ba1 4,914,568
42,506 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
(4)
6/28 at 100.00 N/R 8,926,192
10,470 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School
Project, Series 2017A, 5.250%, 6/15/47, 144A
6/27 at 100.00 N/R 10,484,553
Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A:
1,000 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R 1,002,450
5,425 5.000%, 6/15/49, 144A 6/26 at 100.00 N/R 5,274,619
1,235 Capital Trust Agency, Florida, Revenue Bonds, St. Johns Classical
Academy, Refunding Series 2021A, 4.000%, 6/15/56, 144A
6/30 at 100.00 N/R 913,233

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Capital Trust Agency, Florida, Revenue Bonds, Tallahassee
Classical School Inc., Series 2021A:
$ 4,395 4.250%, 7/01/51, 144A 7/31 at 100.00 N/R $ 3,238,719
4,265 4.375%, 7/01/56, 144A 7/31 at 100.00 N/R 3,110,763
5,750 Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of Palm
Coast Project, Series 2017A, 7.000%, 10/01/49, 144A (4)
4/24 at 103.00 N/R 3,363,750
Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A:
1,090 5.000%, 10/15/47, 144A 10/27 at 100.00 Ba2 1,031,598
895 5.000%, 10/15/52, 144A 10/27 at 100.00 Ba2 836,780
1,345 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 5.000%, 10/15/54, 144A
10/27 at 100.00 Ba2 1,251,482
2,750 Capital Trust Agency, Florida, Revenue Bonds, Wonderful Foundations
Charter School Portfolio Projects, Series 2020A-1, 5.000%, 1/01/55,
144A
7/30 at 100.00 N/R 2,470,380
1,250 Capital Trust Agency, Florida, Revenue Bonds, Wonderful Foundations
Charter School WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%,
1/01/56, 144A
1/31 at 100.00 N/R 1,119,850
Capital Trust Agency, Florida, Senior Living Facilities
Revenue Bonds, Elim Senior Housing, Inc. Project, Series
2017:
1,860 5.375%, 8/01/32, 144A 8/24 at 103.00 N/R 1,518,690
2,735 5.625%, 8/01/37, 144A 8/24 at 103.00 N/R 2,137,676
11,680 5.875%, 8/01/52, 144A 8/24 at 103.00 N/R 8,395,934
Carlton Lakes Community Developement District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2015:
770 5.625%, 11/01/36 11/26 at 100.00 N/R 783,945
1,855 5.750%, 11/01/47 11/26 at 100.00 N/R 1,876,258
Carlton Lakes Community Developement District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2018:
625 5.125%, 5/01/38 5/28 at 100.00 N/R 621,863
1,235 5.250%, 5/01/49 5/28 at 100.00 N/R 1,219,019
Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue
Bonds, Series 2014:
3,770 5.000%, 5/01/34 5/24 at 100.00 N/R 3,797,106
9,320 5.125%, 5/01/45 5/24 at 100.00 N/R 9,348,985
Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue
Bonds, Series 2017:
1,595 5.000%, 5/01/32, 144A 5/27 at 100.00 N/R 1,609,626
3,800 5.000%, 5/01/48, 144A 5/27 at 100.00 N/R 3,769,828
4,525 Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%,
5/01/53
5/31 at 100.00 N/R 3,693,893
965 Chaparral of Palm Bay Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project, Series 2020A-
2, 4.000%, 5/01/31
No Opt. Call N/R 905,315
3,845 Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2015, 5.500%,
10/01/36, (AMT), 144A
10/25 at 100.00 N/R 3,872,722

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 3,000 Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2021A, 4.000%,
10/01/51, (AMT), 144A
10/31 at 100.00 N/R $ 2,227,920
1,670 Cobblestone Community Development District, Florida, Special
Assessment Bonds, Area 1, Series 2022-1, 4.300%, 5/01/51
5/32 at 100.00 N/R 1,443,632
1,000 Coco Palms Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Expansion Area Project, Series 2019,
5.000%, 6/15/49, 144A
6/29 at 100.00 N/R 960,260
2,705 Coconut Cay Community Development District, Florida, Special
Assessment Bonds, Series 2006, 5.375%, 5/01/36
8/22 at 100.00 N/R 2,705,406
Coddington Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Series 2022:
400 5.750%, 5/01/42, 144A , (WI/DD, Settling 7/14/22) 5/32 at 100.00 N/R 422,344
1,000 5.750%, 5/01/52, 144A , (WI/DD, Settling 7/14/22) 5/32 at 100.00 N/R 1,044,840
Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series
2013A:
500 5.250%, 6/01/28 6/23 at 100.00 BBB- 508,340
2,130 5.625%, 6/01/33 6/23 at 100.00 BBB- 2,169,341
Collier County Industrial Development Authority, Florida,
Continuing Care Community Revenue Bonds, Arlington of
Naples Project, Series 2014A:
8,000 0.000%, 5/15/35, 144A (4) 5/24 at 100.00 N/R 5,120,000
5,000 0.000%, 5/15/37, 144A (4) 5/24 at 100.00 N/R 3,200,000
1,000 Collier County Industrial Development Authority, Florida, Continuing Care
Community Revenue Bonds, Arlington of Naples Project, Series 2015A,
0.000%, 5/15/49, 144A (4)
5/25 at 100.00 N/R 640,000
Collier County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Gulf Coast Charter
Academy South Project, Series 2017A:
1,360 5.000%, 12/01/37, 144A 12/27 at 100.00 N/R 1,300,772
2,205 5.000%, 12/01/47, 144A 12/27 at 100.00 N/R 1,982,670
1,000 Copper Creek Community Development District, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2019, 5.000%, 11/01/49, 144A
11/31 at 100.00 N/R 948,650
Corkscrew Farms Community Development District, Lee
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2017:
1,870 5.000%, 11/01/38, 144A 11/32 at 100.00 N/R 1,783,531
3,790 5.125%, 11/01/50, 144A 11/32 at 100.00 N/R 3,555,892
6,250 County of Lee FL Airport Revenue, 4.000%, 10/01/51, (AMT), (UB) (5) 10/31 at 100.00 A2 5,814,563
Creek Preserve Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2019:
2,500 4.700%, 11/01/39, 144A 11/29 at 100.00 N/R 2,426,575
505 4.750%, 11/01/49, 144A 11/29 at 100.00 N/R 473,266
Creekside at Twin Creeks Community Development
District, Florida, Special Assessment Bonds, Area 1 Project,
Series 2016A-1:
755 5.250%, 11/01/37 11/28 at 100.00 N/R 757,038
1,930 5.600%, 11/01/46 11/28 at 100.00 N/R 1,941,175
5,000 Creekview Community Development District, Clay County, Florida, Special
Assessment Revenue Bonds, Phase 1 Project Series 2022, 4.750%,
5/01/53
5/32 at 100.00 N/R 4,569,100

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018:
$ 2,325 5.250%, 11/01/39, 144A 11/29 at 100.00 N/R $ 2,339,996
3,410 5.375%, 11/01/50, 144A 11/29 at 100.00 N/R 3,373,854
1,460 Cross Creek North Community Development District, Clay County, Florida,
Special Assessment Bonds, Series 2022, 4.500%, 5/01/52
5/32 at 100.00 N/R 1,302,583
2,195 Crossings at Fleming Island Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2014A-2, 7.000%,
5/01/30
5/24 at 100.00 N/R 2,248,843
2,185 Crossings at Fleming Island Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2014A-3, 6.500%,
5/01/44
5/24 at 100.00 N/R 2,215,371
5,880 Currents Community Development District, Collier County, Florida, Capital
Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41, 144A
No Opt. Call N/R 5,299,409
2,605 Cypress Bluff Community Development District, Florida, Special
Assessment Bonds, Series 2019, 5.100%, 5/01/48
5/29 at 100.00 N/R 2,535,525
115 Cypress Creek Community Development District, Hillborough County,
Florida, Capital Improvement Bonds, Subordinate Lien, Series 2017A,
6.000%, 5/01/45
5/32 at 100.00 N/R 113,489
605 Cypress Park Estates Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Project, Series 2020,
4.125%, 5/01/51, 144A
5/32 at 100.00 N/R 508,636
1,435 Cypress Park Estates Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, 2022 Project, Series 2022,
5.125%, 5/01/52, 144A
5/32 at 100.00 N/R 1,359,447
1,000 DG Farms Community Development District, Florida,Capital
Improvement  Revenue Bonds, Series 2020, 4.000%, 5/01/51
5/30 at 100.00 N/R 818,750
Downden West Community Development District, Florida,
Revenue Bonds Series 2018:
1,000 5.400%, 5/01/39, 144A 5/29 at 100.00 N/R 1,007,850
3,205 5.550%, 5/01/49, 144A 5/29 at 100.00 N/R 3,204,679
Downtown Doral Community Development District,
Florida, Special Assessment Bonds, Assessment Area 1,
Series 2018A:
4,000 5.000%, 5/01/38, 144A 5/28 at 100.00 N/R 3,963,880
8,090 5.100%, 5/01/48, 144A 5/28 at 100.00 N/R 7,863,156
Downtown Doral Community Development District,
Florida, Special Assessment Bonds, Series 2015:
935 5.300%, 5/01/36 5/26 at 100.00 N/R 937,160
1,430 5.500%, 5/01/45 5/26 at 100.00 N/R 1,433,103
1,955 5.500%, 5/01/46 5/26 at 100.00 N/R 1,958,558
1,165 Eagle Pointe Community Development District, Manatee County, Florida,
Special Assessment Bonds, 2020 Project Assessment Area Series 2020,
4.125%, 5/01/40, 144A
5/30 at 100.00 N/R 1,048,593
2,205 East Homestead Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2013, 5.000%, 11/01/33
5/23 at 100.00 N/R 2,206,367
1,000 East Homestead Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019, 5.000%, 11/01/49
11/29 at 100.00 N/R 958,260
East Nassau Stewardship District, Florida, Special
Assessment Revenue Bonds, Series 2018:
1,545 5.125%, 5/01/39 5/29 at 100.00 N/R 1,528,577
2,610 5.250%, 5/01/49 5/29 at 100.00 N/R 2,565,525
1,000 East Nassau Stewardship District, Florida, Special Assessment Revenue
Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 819,150

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,000 Eden Hills Community Development District, Lake Alfred, Florida, Special
Assessment Revenue Bonds, Series 2022, 4.125%, 5/01/52
5/32 at 100.00 N/R $ 836,630
1,500 Edgewater East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series
2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 1,233,810
Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2018A-1:
1,790 5.500%, 11/01/39, 144A 11/29 at 100.00 N/R 1,811,337
6,405 5.750%, 11/01/49, 144A 11/29 at 100.00 N/R 6,488,841
720 Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2018A-2,
5.600%, 11/01/29, 144A
No Opt. Call N/R 736,150
2,730 Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2021A,
4.000%, 11/01/51, 144A
11/31 at 100.00 N/R 2,241,903
4,000 Epperson Ranch Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.375%, 11/01/48
11/27 at 100.00 N/R 3,931,840
Epperson Ranch II Community Development District,
Florida, Capital Improvement Revenue Bonds, Series
2018A-1:
485 5.500%, 11/01/29, 144A No Opt. Call N/R 491,111
1,000 5.500%, 5/01/39, 144A 5/29 at 100.00 N/R 1,000,910
2,000 5.625%, 5/01/49, 144A 5/29 at 100.00 N/R 1,992,340
45,230 Escambia County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Baptist Health Care Corporation Obligated, Series
2020A, 3.000%, 8/15/50 - AGM Insured, (UB) (5)
2/30 at 100.00 BBB 33,077,604
1,890 ESCROW MCLEOD USA, 8.250%, 5/04/26 (4) No Opt. Call N/R 37,800
4,295 Estancia at Wiregrass Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%,
11/01/45
5/27 at 100.00 N/R 4,607,332
Evergreen Community Development District, Florida,
Special Assessment Bonds, Series 2019:
1,245 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 1,222,092
2,410 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R 2,329,193
500 Finley Woods Community Development District, Florida, Capital
Improvement Bonds, Series 2020, 4.200%, 5/01/50
5/30 at 100.00 N/R 427,740
1,420 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Charter School, Series 2019A, 6.125%,
6/15/46, 144A
6/26 at 100.00 N/R 1,429,542
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory
Incorporated Project, Series 2017A:
765 6.000%, 6/15/37, 144A 6/26 at 100.00 N/R 773,239
1,510 6.125%, 6/15/46, 144A 6/26 at 100.00 N/R 1,520,147
830 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2018A,
6.125%, 6/15/46, 144A
6/26 at 100.00 N/R 835,578
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey
School of St. Cloud, Series 2021A:
2,030 5.000%, 6/15/51, 144A 6/29 at 102.00 N/R 1,737,904
1,805 5.000%, 6/15/56, 144A 6/29 at 102.00 N/R 1,508,366

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Discovery High School Project,
Series 2020A:
$ 3,000 5.000%, 6/01/40, 144A 6/29 at 100.00 N/R $ 2,863,200
2,500 5.000%, 6/01/55, 144A 6/29 at 100.00 N/R 2,268,575
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter
Elementary School Project, Series 2014A:
6,025 6.250%, 7/01/34 7/24 at 100.00 N/R 6,133,872
9,780 6.500%, 7/01/44 7/24 at 100.00 N/R 9,947,042
3,935 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series
2017A, 5.750%, 7/01/44, 144A
7/27 at 100.00 N/R 3,839,104
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C:
9,160 5.650%, 7/01/37, 144A 7/27 at 101.00 N/R 9,379,107
12,575 5.750%, 7/01/47, 144A 7/27 at 101.00 N/R 12,727,032
17,675 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Dreamers Academy Project, Series 2022A, 6.000%, 1/15/57,
144A
1/28 at 101.00 N/R 13,766,881
1,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Drs. Kiran & Pallavi Patel 2017 Foundation for Global
Understanding, Inc. Project, Series 2021A, 4.000%, 7/01/51, 144A
7/31 at 100.00 N/R 796,050
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A:
6,405 4.750%, 7/15/36, 144A 7/26 at 100.00 N/R 6,244,811
7,735 5.000%, 7/15/46, 144A 7/26 at 100.00 N/R 7,498,232
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Innovation Montessori Ocoee
Projects, Taxable Series 2022A:
5,410 5.500%, 7/01/52, 144A 7/32 at 100.00 N/R 4,979,472
4,140 5.625%, 7/01/56, 144A 7/32 at 100.00 N/R 3,815,134
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Miami Arts Charter School
Projects, Series 2014:
1,250 5.875%, 6/15/34, 144A 6/24 at 100.00 N/R 1,131,725
6,275 6.000%, 6/15/44, 144A 6/24 at 100.00 N/R 5,382,758
4,000 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Pepin Academies of Pasco County Inc., Series 2020A, 5.000%,
1/01/50, 144A
1/27 at 100.00 N/R 3,755,840
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School
Income Projects, Series 2015A:
355 6.000%, 6/15/35, 144A 6/25 at 100.00 N/R 368,923
8,500 6.125%, 6/15/46, 144A 6/25 at 100.00 N/R 8,800,815
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2013A:
18,525 8.000%, 12/15/35, (Pre-refunded 6/15/23) 6/23 at 100.00 N/R (7) 19,592,040
4,000 8.500%, 6/15/44, (Pre-refunded 6/15/23) 6/23 at 100.00 N/R (7) 4,249,040

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A:
$ 2,110 6.000%, 6/15/34 6/24 at 100.00 N/R $ 2,174,165
6,115 6.125%, 6/15/44 6/24 at 100.00 N/R 6,273,745
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C:
555 5.000%, 9/15/40, 144A 9/27 at 100.00 N/R 558,485
1,305 5.000%, 9/15/50, 144A 9/27 at 100.00 N/R 1,287,409
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Social Bonds-Unlocking Children
's Potential Charter Schools Project, Series 2020A:
850 5.000%, 6/01/40 6/28 at 100.00 N/R 801,924
1,950 5.000%, 6/01/50 6/28 at 100.00 N/R 1,755,312
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Southwest Charter Foundation
Inc Projects, Series 2017A:
3,225 6.000%, 6/15/37, 144A 6/27 at 100.00 N/R 3,138,118
6,215 6.125%, 6/15/47, 144A 6/27 at 100.00 N/R 5,848,688
8,210 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation Inc. Projects, Series
2016A, 6.375%, 6/15/46, 144A
6/26 at 100.00 N/R 8,669,350
121,620 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 121,761,079
210,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-
1, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 210,243,600
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA
Passenger Rail Project, Series 2019A:
1,565 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 8/22 at 102.00 N/R 1,549,725
130,740 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 8/22 at 103.00 N/R 127,539,485
456,840 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 8/22 at 103.00 N/R 438,480,482
16,140 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2021A-1, 6.750%, 12/01/56,
(AMT), (Mandatory Put 8/15/23), 144A
7/22 at 100.00 N/R 15,958,102
Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Jacksonville University Project, Series
2018A-1:
1,700 4.750%, 6/01/38, 144A 6/28 at 100.00 N/R 1,646,416
4,200 5.000%, 6/01/48, 144A 6/28 at 100.00 N/R 4,080,972
6,535 Florida Higher Educational Facilities Financing Authority, Revenue Bonds,
Rollins College Project, Refunding Series 2020A, 3.000%, 12/01/48, (UB)
(5)
12/30 at 100.00 A2 4,753,951
3,885 Florida Housing Finance Corporation, Multifamily Mortgage Revenue
Bonds, Crossroads Apartments, Series 2010A-2, 7.250%, 8/15/27
8/22 at 100.00 N/R 3,891,022
25,000 Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of
Transportation, Series 2021C., 3.000%, 7/01/51, (UB) (5)
7/31 at 100.00 AA 19,401,250
Flow Way Community Development District, Collier
County, Florida, Special Assessment Bonds, Phase 4
Project, Series 2015:
1,245 5.125%, 11/01/36 11/26 at 100.00 N/R 1,244,713
1,485 5.375%, 11/01/46 11/26 at 100.00 N/R 1,485,431

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,465 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Phase 5 Project, Series 2016, 5.000%,
11/01/46
11/26 at 100.00 N/R $ 2,398,075
4,250 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2013, 6.500%, 11/01/44
11/24 at 100.00 N/R 4,376,395
Forest Brooke Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2017:
1,000 5.000%, 12/15/37 12/27 at 100.00 N/R 988,670
2,000 5.125%, 12/15/46 12/27 at 100.00 N/R 1,959,160
1,000 Forest Lake Community Development District, Polk County, Florida, Specia
Assessment Bonds, Assessment Area 2 Project, Series 2022, 5.500%,
5/01/52, 144A
5/32 at 100.00 N/R 988,350
10,755 Fort Lauderdale, Florida, General Obligation Bonds, Parks & Recreation
Projects, Series 2020A, 3.000%, 7/01/49, (UB) (5)
7/29 at 100.00 Aa1 8,882,447
FRERC Community Development District, Ocoee, Florida,
Special Assessment Bonds, Series 2020:
5,720 5.375%, 11/01/40 11/29 at 100.00 N/R 5,506,816
8,390 5.500%, 11/01/50 11/29 at 100.00 N/R 7,889,620
1,630 Gateway Services Community Development District, Fort Myers Lee
County, Florida, Special Assessment Bonds, Refunding Series 2013,
5.750%, 5/01/33
5/23 at 100.00 N/R 1,644,670
1,900 Gracewater Sarasota Community Development District, Sarasota County,
Florida, Capital Improvement Revenue Bonds, Series 2021, 4.000%,
5/01/52, 144A
5/31 at 100.00 N/R 1,568,735
20 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Doral Breeze Project Series
2012, 5.500%, 11/01/32
11/22 at 100.00 N/R 20,056
3,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, North Parcel Assessment
Area Project, Improvement Series 2014A-1, 5.000%, 5/01/44
5/24 at 100.00 N/R 2,951,880
1,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, North Parcel Assessment
Area, Refunding Series 2014A-2, 5.000%, 5/01/39
5/24 at 100.00 N/R 1,001,950
2,095 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment
Area Project, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 N/R 1,991,926
4,500 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Phase 1 Project, Series 2014A-1, 5.900%, 5/01/45
5/24 at 100.00 N/R 4,552,110
1,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39
5/24 at 100.00 N/R 1,030,110
Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A:
1,845 4.750%, 11/01/39 11/29 at 100.00 N/R 1,790,867
3,695 5.000%, 11/01/50 11/29 at 100.00 N/R 3,492,699
1,000 Grande Pines Community Development District, Florida, Special
Assessment Revenue Bonds, Area 1 Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 818,750
8,830 Greater Orlando Aviation Authority, Florida, Special Purpose Airport
Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013,
5.000%, 11/15/36, (AMT)
5/23 at 100.00 N/R 8,873,002
1,140 Greeneway Improvement District, Orlando, Florida, Special Assessment
Revenue Bonds, Series 2013, 5.125%, 5/01/43
5/23 at 100.00 N/R 1,129,113

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Grove Resort Community Development District, Orange
County, Florida, Special Assessment Revenue Bonds, Series
2017A:
$ 1,150 5.000%, 11/01/28 No Opt. Call N/R $ 1,166,341
10,100 5.875%, 11/01/47 11/32 at 100.00 N/R 10,422,493
2,400 Hacienda Lakes Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2016, 4.625%, 5/01/46
5/26 at 100.00 N/R 2,228,088
1,500 Hammock Reserve Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, Area 3 Project, Series 2022,
5.000%, 5/01/52, 144A
5/32 at 100.00 N/R 1,406,175
4,785 Harmony Community Development District, Florida, Capital Improvement
Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%,
5/01/32
5/24 at 100.00 N/R 4,803,135
Harmony West Community Development District, Osceloa
County, Florida, Special Asssessment Revenue Bonds,
Assessment Area 1, Series 2018:
930 5.100%, 5/01/38, 144A 5/32 at 100.00 N/R 914,655
1,870 5.250%, 5/01/49, 144A 5/32 at 100.00 N/R 1,827,869
2,680 Hawkstone Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 3, Series 2021, 4.000%, 5/01/52
5/31 at 100.00 N/R 2,194,679
Heights Community Development District, Florida, Tax
Increment & Special Assessment Revenue Bonds, Series
2017:
2,620 5.000%, 1/01/38 1/27 at 100.00 N/R 2,589,372
6,550 5.000%, 1/01/50 1/27 at 100.00 N/R 6,196,497
3,900 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2018, 5.125%, 1/01/50
1/29 at 100.00 N/R 3,748,251
760 Hemingway Point Community Development District, Florida, Special
Assessment Bonds, Phase 2 Project, Series 2014, 5.000%, 11/01/34
11/24 at 100.00 N/R 756,831
385 Heritage Harbour North Community Development District, Florida, Capital
Improvement Revenue Bond, Refunding Series 2017A-1, 5.250%,
5/01/38
5/27 at 100.00 N/R 384,742
635 Heron Isles Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2017A-2, 5.000%, 5/01/36, 144A
5/27 at 100.00 N/R 637,121
110 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area Three, Series 2019A-2,
5.375%, 11/01/29, 144A
No Opt. Call N/R 110,328
810 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2019A-1,
5.250%, 11/01/39, 144A
11/29 at 100.00 N/R 819,015
4,470 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area One, Series 2016A-1,
6.250%, 11/01/47
11/36 at 100.00 N/R 4,685,633
1,955 Hidden Creek North Community Development District, Florida, Special
Assessment Bonds, 2019 Project, Series 2019A-1, 4.250%, 11/01/40
11/29 at 100.00 N/R 1,783,781
465 Highland Meadows Community Development District, Davenport, Florida,
Special Assessment Revenue Bonds, Series 2006A, 5.500%, 5/01/36
8/22 at 100.00 N/R 464,972
1,015 Highland Meadows II Community Development District, Davenport, Polk
County, Florida, Special Assessment Revenue Bonds, Area 4B/C Project,
Series 2017, 5.000%, 11/01/48
11/27 at 100.00 N/R 983,210

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment
Revenue Bonds, Area 5 Project, Series 2017:
$ 390 5.375%, 11/01/37 11/27 at 100.00 N/R $ 392,012
790 5.500%, 11/01/47 11/27 at 100.00 N/R 790,435
315 Highland Meadows II Community Development District, Davenport, Polk
County, Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2017, 5.500%, 11/01/47
11/27 at 100.00 N/R 315,173
2,045 Highland Meadows West Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49,
144A
11/29 at 100.00 N/R 1,958,742
Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment
Area 4 Project, Series 2018:
710 5.250%, 6/15/39, 144A 12/29 at 100.00 N/R 703,688
1,205 5.375%, 6/15/49, 144A 12/29 at 100.00 N/R 1,183,913
1,000 Hills of Minneola Community Development District, Florida, Special
Assessment Revenue Bonds, South Parcel Assessment Area Phase 2,
Series 2021, 4.000%, 5/01/52, 144A
5/31 at 100.00 N/R 818,310
16,490 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Alternative Minimum Tax Refunding Subordinate
Lien Series 2022A, 4.000%, 10/01/52, (AMT), (UB)
10/31 at 100.00 N/R 15,186,795
22,995 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa
General Hospital, Series 2020A, 3.500%, 8/01/55, (UB) (5)
2/31 at 100.00 Baa1 16,925,470
24,470 Hillsborough County, Florida, Utility Revenue Bonds, Series 2021A,
2.500%, 8/01/51, (UB) (5)
8/31 at 100.00 AA+ 16,825,817
Holly Hill Road East Community Development District,
Davenport, Florida, Special Assessment Revenue Bonds,
Area 3 Project, Series 2020:
350 5.000%, 11/01/41 No Opt. Call N/R 339,546
520 5.000%, 11/01/50 11/41 at 100.00 N/R 498,009
Hunter's Ridge Community Development District 1, Flagler
County, Florida, Special Assessment Bonds, Assessment
Area 1, Series 2019:
430 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R 423,670
645 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R 622,264
Isles of Bartram Park Community Development District,
Saint Johns County, Florida, Special Assessment Bonds,
Series 2015:
1,905 5.000%, 11/01/35 11/25 at 100.00 N/R 1,898,961
2,920 5.125%, 11/01/45 11/25 at 100.00 N/R 2,850,563
985 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2017, 5.000%,
11/01/47
11/27 at 100.00 N/R 941,680
K-Bar Ranch Community Development District, Florida,
Special Assessment Revenue Bonds, Parcel O-1 Project,
Series 2014:
490 5.125%, 11/01/34 11/24 at 100.00 N/R 489,740
895 5.375%, 11/01/44 11/24 at 100.00 N/R 895,197
K-Bar Ranch Community Development District, Florida,
Special Assessment Revenue Bonds, Parcel Q Project,
Series 2014:
610 5.125%, 11/01/34 11/24 at 100.00 N/R 609,677
1,030 5.375%, 11/01/44 11/24 at 100.00 N/R 1,030,226

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A:
$ 825 5.000%, 1/15/49, 144A 7/29 at 100.00 N/R $ 783,189
825 5.000%, 1/15/54, 144A 7/29 at 100.00 N/R 774,073
1,160 Lake Powell Residential Golf Community Development District, Bay
County, FLorida, Special ASsessment Revenue Refunding Bonds, Series
2012, 5.750%, 11/01/32
11/23 at 100.00 N/R 1,171,496
8,180 Lakes by the Bay South Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2014, 5.625%, 5/01/34
5/24 at 100.00 N/R 8,277,996
Lakes by the Bay South Community Development District,
Florida, Special Assessment Bonds, Series 2012:
3,500 5.250%, 11/01/33 11/22 at 100.00 N/R 3,505,600
3,000 5.750%, 11/01/42 11/22 at 100.00 N/R 3,006,360
2,940 Lakeside Community Development District, Pasco County, Florida, Capital
Improvement Revenue Bonds, Series 2015, 5.750%, 5/01/45
5/25 at 100.00 N/R 2,963,255
Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2018:
1,610 5.000%, 5/01/38 5/28 at 100.00 N/R 1,592,918
2,660 5.100%, 5/01/48 5/28 at 100.00 N/R 2,586,265
Lakeside Preserve Community Development District,
Lakeland, Florida, Special Assessment Bonds, Series 2019:
420 4.875%, 5/01/39 5/29 at 100.00 N/R 412,831
580 5.000%, 5/01/49 5/29 at 100.00 N/R 552,995
2,960 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Del Webb Project, Series 2017, 5.125%, 5/01/47, 144A
5/27 at 100.00 N/R 2,915,630
Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Lakewood Centre &
Northwest Sector Projects, Series 2018:
1,095 5.500%, 5/01/39, 144A 5/29 at 100.00 N/R 1,107,932
1,815 5.650%, 5/01/48, 144A 5/29 at 100.00 N/R 1,826,162
Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Northeast Sector Project,
Phase 1A, Series 2018:
1,170 5.000%, 5/01/38 5/28 at 100.00 N/R 1,156,416
2,550 5.100%, 5/01/48 5/28 at 100.00 N/R 2,492,166
Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Northeast Sector Project,
Phase 1B, Series 2018:
2,250 5.300%, 5/01/39 5/29 at 100.00 N/R 2,254,905
4,000 5.450%, 5/01/48 5/29 at 100.00 N/R 3,978,120
Lawson Dunes Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, 2022
Project Series 2022:
1,660 5.000%, 5/01/42, 144A 5/32 at 100.00 N/R 1,589,400
3,025 5.125%, 5/01/52, 144A 5/32 at 100.00 N/R 2,869,999
1,715 Lee County Housing Finance Authority, Florida, Multifamily Housing
Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%, 9/15/47,
(Mandatory Put 9/15/27)
8/22 at 100.00 N/R 1,716,749
Lee County Industrial Development Authority, Florida,
Charter School Revenue Bonds, Lee County Community
Charter Schools, Series 2007A:
6,755 5.250%, 6/15/27 8/22 at 100.00 BB- 6,758,445
35,550 5.375%, 6/15/37 8/22 at 100.00 BB- 35,556,399

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Lee County Industrial Development Authority, Florida,
Charter School Revenue Bonds, Lee County Community
Charter Schools, Series 2012A:
$ 2,625 5.500%, 6/15/32 8/22 at 100.00 BB- $ 2,626,181
4,700 5.750%, 6/15/42 8/22 at 100.00 BB- 4,701,457
Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Cypress Cove at
HealthPark Florida, Inc. Project, Series 2022A:
1,850 5.250%, 10/01/52 10/29 at 103.00 N/R 1,743,144
6,650 5.250%, 10/01/57 10/29 at 103.00 N/R 6,149,521
Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project,
Series 2017A:
790 5.375%, 12/01/32, 144A 12/22 at 105.00 N/R 698,850
2,000 5.625%, 12/01/37, 144A 12/22 at 105.00 N/R 1,714,460
7,650 5.750%, 12/01/52, 144A 12/22 at 105.00 N/R 6,047,095
12,000 Lee Memorial Health System, Florida, Hospital Revenue Bonds, Refunding
Fixed Rate Mode Series 2019A-1, 4.000%, 4/01/49, (UB) (5)
4/29 at 100.00 A2 11,244,840
190 Lexington Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2007, 5.400%, 5/01/37
8/22 at 100.00 N/R 190,017
4,750 LTC Rance Residential Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Assessment Area 1 Project, Series
2021A, 4.000%, 5/01/52
5/31 at 100.00 N/R 3,887,875
1,185 Lucerne Park Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019, 4.750%, 5/01/50
5/29 at 100.00 N/R 1,108,473
Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019:
5,585 4.375%, 5/01/40 5/30 at 100.00 N/R 5,109,046
7,825 4.500%, 5/01/51 5/30 at 100.00 N/R 6,939,993
Majorca Isles Community Development District, Mianmi
Gardens, Florida, Special Assessment Bonds, Series 2015:
1,000 5.375%, 5/01/35 5/26 at 100.00 N/R 1,003,530
3,675 5.625%, 5/01/46 5/26 at 100.00 N/R 3,694,367
1,555 Mangrove Point and Mangrove Manor, Community Development District,
Hillsborough County, Florida, Capital Improvement Revenue Bonds,
Series 2022, 4.375%, 5/01/52
5/32 at 100.00 N/R 1,365,819
410 Meadow Pines Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2014-2, 6.000%, 5/01/34
5/24 at 100.00 N/R 419,586
2,700 Mediterranea Community Development District, Riviera Beach, Florida,
Special Assessment Bonds, Area 2 Project, Refunding & Improvement
Series 2017, 5.000%, 5/01/48
5/28 at 100.00 N/R 2,622,645
Miami Beach, Florida, Resort Tax Revenue Bonds, Series
2015:
13,515 5.000%, 9/01/40, (UB) (5) 9/25 at 100.00 AA- 14,432,939
7,000 5.000%, 9/01/45, (UB) (5) 9/25 at 100.00 AA- 7,434,000
1,000 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter School
Inc Project, Series 2020A, 5.000%, 6/01/47, 144A
6/26 at 103.00 N/R 876,170
Miami Dade County Industrial Development Authority,
Florida, Educational Facilities Revenue Bonds, South
Florida Autism Charter School Project, Series 2017:
3,895 5.875%, 7/01/37, 144A 7/27 at 100.00 N/R 3,893,013
6,530 6.000%, 7/01/47, 144A 7/27 at 100.00 N/R 6,405,669

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Miami World Center Community Development District,
Miami-Dade County, Florida, Special Assessment Bonds,
Series 2017:
$ 11,005 5.125%, 11/01/39 11/27 at 100.00 N/R $ 11,164,353
18,825 5.250%, 11/01/49 11/27 at 100.00 N/R 18,927,596
10,635 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018B, 4.000%, 4/01/53, (UB) (5)
4/28 at 100.00 A- 9,501,734
2,445 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital Project, Refunding Series 2021A,
4.000%, 8/01/51
8/31 at 100.00 N/R 2,220,060
Miami-Dade County IDA, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools , Series 2022 A and B:
1,720 5.250%, 7/01/52, 144A 7/29 at 103.00 N/R 1,589,676
2,190 5.500%, 7/01/61, 144A 7/29 at 103.00 N/R 2,022,596
4,530 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, PInecrest Academy Inc. , Series 2017, 5.000%, 9/15/44, 144A
9/27 at 100.00 BBB 4,581,551
Miami-Dade County Industrial Development Authority,
Florida, Revenue Bonds, PInecrest Academy Project, Series
2014:
1,000 5.000%, 9/15/34 9/24 at 100.00 BBB 1,022,970
1,730 5.250%, 9/15/44 9/24 at 100.00 BBB 1,765,811
Miami-Dade County Industrial Development Authority,
Florida, Revenue Bonds, Youth Co-Op Charter Schools
Project, Series 2015A:
1,500 5.750%, 9/15/35, 144A 9/25 at 100.00 N/R 1,526,505
3,500 6.000%, 9/15/45, 144A 9/25 at 100.00 N/R 3,554,845
15,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2021A-1, 4.000%, 10/01/45 - AGM Insured, (AMT)
10/31 at 100.00 A3 13,970,400
14,790 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2021A-1, 4.000%, 10/01/45 - AGM Insured, (AMT), (UB) (5)
10/31 at 100.00 A3 13,774,814
7,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Subordinate Series 2021B-1, 4.000%, 10/01/46, (AMT)
10/31 at 100.00 Aa3 6,469,120
1,700 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Subordinate Series 2021B-1, 4.000%, 10/01/46, (AMT), (UB) (5)
10/31 at 100.00 Aa3 1,571,072
Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2018:
9,500 4.000%, 7/01/45, (UB) (5) 7/28 at 100.00 AA 9,289,860
18,515 4.000%, 7/01/48, (UB) (5) 7/28 at 100.00 AA 17,874,381
Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2021:
10,870 4.000%, 10/01/48, (UB) 4/31 at 100.00 A+ 10,519,225
7,750 3.000%, 10/01/51, (UB) (5) 4/31 at 100.00 A+ 6,075,148
Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Infrastrusture Project,
Refunding Series 2014B:
980 5.000%, 5/01/29 5/23 at 100.00 N/R 985,341
6,705 5.000%, 5/01/37 5/23 at 100.00 N/R 6,712,711
13,905 Midtown Miami Community Development District, Florida, Special
Assessment Revenue Bonds, Parking Garage Project, Refunding Series
2014A, 5.000%, 5/01/37
5/23 at 100.00 N/R 13,920,991
3,885 Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29
No Opt. Call N/R 3,866,352
9,140 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
8/22 at 100.00 N/R 9,143,382

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022:
$ 360 5.125%, 5/01/32, 144A No Opt. Call N/R $ 362,549
1,090 5.600%, 5/01/42, 144A 5/32 at 100.00 N/R 1,098,905
1,810 5.750%, 5/01/53, 144A 5/32 at 100.00 N/R 1,824,679
2,645 Naples Reserve Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2014, 5.625%, 11/01/45
11/24 at 100.00 N/R 2,672,667
Naples Reserve Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2018:
1,550 5.000%, 11/01/38, 144A 11/28 at 100.00 N/R 1,531,322
2,645 5.125%, 11/01/48, 144A 11/28 at 100.00 N/R 2,579,854
870 Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (4)
8/22 at 100.00 N/R 313,200
1,590 Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/22 (4)
No Opt. Call N/R 572,400
1,905 North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2021, 4.000%,
5/01/51
5/34 at 100.00 N/R 1,560,100
1,880 North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021A,
4.000%, 5/01/52, 144A
5/31 at 100.00 N/R 1,532,557
North Boulevard Community Development District, Haines,
Polk County, Florida, Special Assessment Bonds, Series
2019:
715 5.500%, 11/01/39 11/30 at 100.00 N/R 715,336
1,240 5.625%, 11/01/49 11/30 at 100.00 N/R 1,232,188
North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment
Area 1, Series 2019:
3,240 4.500%, 5/01/40 5/29 at 100.00 N/R 3,056,000
5,675 4.750%, 5/01/50 5/29 at 100.00 N/R 5,295,967
1,245 North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2020, 4.000%,
5/01/51
5/30 at 100.00 N/R 1,023,365
2,750 North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2022, 5.625%,
5/01/52, 144A
5/32 at 100.00 N/R 2,642,310
8,055 North Springs Improvement District, Broward County, Florida, Water
Mangement Bonds, Parkland Bay Unit Area, Series 2018, 5.000%,
5/01/48
5/28 at 100.00 N/R 7,816,653
Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit
2C, Series 2014:
2,700 5.000%, 8/01/34 8/24 at 100.00 N/R 2,726,109
3,500 5.000%, 8/01/46 8/24 at 100.00 N/R 3,502,100
13,280 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2015, 5.500%,
8/01/46
8/26 at 100.00 N/R 13,423,158
Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit
53, Series 2018A:
3,280 5.500%, 8/01/39 8/29 at 100.00 N/R 3,335,891
5,730 5.625%, 8/01/49 8/29 at 100.00 N/R 5,817,612

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 3,400 Ocean and Highway Port Authority, Florida, Port Facilities Revenue Bonds,
Worldwide Terminals Fernandina, LLC Project, Series 2019, 5.500%,
12/01/49, (AMT), 144A
12/29 at 100.00 N/R $ 2,610,384
2,245 Orchid Grove Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015, 5.000%, 5/01/36
5/26 at 100.00 N/R 2,239,343
Osceola Chain Lakes Community Development District,
Florida, Capital Improvement Revenue Bonds, Series 2018:
935 5.125%, 5/01/38 5/28 at 100.00 N/R 922,060
1,130 5.250%, 5/01/48 5/28 at 100.00 N/R 1,106,394
Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2:
1,250 0.000%, 10/01/40 10/29 at 68.72 BBB- 504,937
3,905 0.000%, 10/01/41 10/29 at 66.18 BBB- 1,492,921
2,850 0.000%, 10/01/42 10/29 at 63.69 BBB- 1,029,278
4,425 0.000%, 10/01/43 10/29 at 61.27 BBB- 1,506,889
2,600 0.000%, 10/01/44 10/29 at 59.08 BBB- 835,328
4,675 0.000%, 10/01/45 10/29 at 56.95 BBB- 1,417,834
1,000 Osceola Village Center Community Development District, Florida, Special
Assessment Bonds, 2021 Project, Series 2021, 4.000%, 5/01/51, 144A
5/31 at 100.00 N/R 818,750
1,045 Pacific Ace Community Development District, Lake County, Florida,
Special Assessment Revenue Bonds, 2022 Project, Series 2022, 4.125%,
5/01/42
5/32 at 100.00 N/R 925,556
2,100 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Jupiter Medical Center, Series 2022, 5.000%, 11/01/52 , (WI/DD,
Settling 7/07/22)
11/32 at 100.00 N/R 2,123,604
9,815 Palm Beach County, Florida, Revenue Bonds, Provident Group - LU
Properties LLC Lynn University Housing Project, Series 2021A, 5.000%,
6/01/57, 144A
6/31 at 100.00 N/R 9,348,395
7,115 Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project, Series
2019A, 5.000%, 4/01/51, 144A
4/29 at 100.00 Ba1 6,460,847
1,180 Palm Coast Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2019, 4.300%,
5/01/50
5/30 at 100.00 N/R 1,027,214
1,250 Palm Coast Park Community Development District, Florida, Special
Assessment Revenue Bonds, Sawmill Branch Phase 2 Flager, Series
2022, 5.125%, 5/01/51
5/32 at 100.00 N/R 1,230,475
2,000 Palmetto, Florida, Educational Facilities Revenue Bonds, Renaissance Arts
and Education Inc. Project, Series 2022A, 5.625%, 6/01/62
6/30 at 100.00 N/R 2,014,540
550 Park Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 13A-1, 7.375%, 11/01/44
11/27 at 100.00 N/R 596,788
Parker Road Community Development District, Florida,
Capital Improvement Revenue Bonds, Refudning Series
2020:
800 3.875%, 5/01/40 5/30 at 100.00 N/R 681,016
1,000 4.100%, 5/01/50 5/30 at 100.00 N/R 840,840
805 Parkland Preserve Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2019B, 5.500%,
11/01/32
No Opt. Call N/R 800,991
9,720 Pinellas County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Mease Life, Inc. Project, Refunding Series 2021, 7.000%,
1/01/57, 144A
12/22 at 108.00 N/R 7,389,144

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 975 Poinciana West Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Series 2016-2, 5.700%,
5/01/37
5/27 at 100.00 N/R $ 987,187
Preserve at South Branch Community Development District,
Pasco County, Florida, Special Assessment Revenue Bonds,
Phase 1 Series 2018:
500 5.250%, 11/01/38 11/29 at 100.00 N/R 497,425
1,000 5.375%, 11/01/49 11/29 at 100.00 N/R 987,980
1,870 Preston Cove Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2022, 4.125%, 5/01/52
5/32 at 100.00 N/R 1,563,040
2,290 Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments
Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45,
(AMT)
8/22 at 100.00 N/R 2,290,733
Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2012:
60 5.750%, 11/01/22 No Opt. Call N/R 60,413
1,250 6.125%, 11/01/32 No Opt. Call N/R 1,324,213
1,000 6.875%, 11/01/42 11/32 at 100.00 N/R 1,098,220
Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2015:
1,350 5.000%, 11/01/35 11/25 at 100.00 N/R 1,344,816
2,270 5.200%, 11/01/45 11/25 at 100.00 N/R 2,239,627
7,490 Reunion East Community Development District, Osceola County, Florida,
Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/33
5/25 at 100.00 N/R 7,653,432
Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 2 Phase 1 Project,
Refunding & Improvement Series 2015:
2,740 5.000%, 5/01/36 5/28 at 100.00 N/R 2,710,161
2,705 5.000%, 11/01/47, 144A 11/27 at 100.00 N/R 2,619,874
2,530 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46
11/26 at 100.00 N/R 2,466,674
2,230 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 4 Project, Series 2017, 4.750%, 11/01/38, 144A
11/27 at 100.00 N/R 2,184,731
Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5 Project,
Series 2019:
1,000 4.500%, 5/01/39 5/29 at 100.00 N/R 948,020
2,000 4.625%, 5/01/50 5/29 at 100.00 N/R 1,835,400
998 Riverbend West Community Development District, Hilsborough County,
Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46
5/27 at 100.00 N/R 966,862
1,380 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2, 5.000%, 5/01/38
5/28 at 100.00 N/R 1,367,704
905 Rivers Edge III Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/51, 144A
5/31 at 100.00 N/R 743,657
Rolling Hills Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2015A-1:
570 5.450%, 5/01/31 5/26 at 100.00 N/R 569,515
820 5.600%, 5/01/37 5/26 at 100.00 N/R 814,334
1,300 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1, 4.875%, 5/01/50
5/30 at 100.00 N/R 1,190,579

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Rolling Oaks Community Development District, Florida,
Special Assessment Bonds, Series 2016:
$ 1,000 5.875%, 11/01/37 11/27 at 100.00 N/R $ 1,031,390
1,000 6.000%, 11/01/47 11/27 at 100.00 N/R 1,042,350
Rolling Oaks Community Development District, Florida,
Special Assessment Bonds, Series 2018:
2,000 5.375%, 11/01/38, 144A 11/29 at 100.00 N/R 2,003,520
3,760 5.500%, 11/01/49, 144A 11/29 at 100.00 N/R 3,754,623
1,900 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2014, 7.125%, 11/01/44
11/24 at 100.00 N/R 1,992,739
1,700 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2016, 5.500%, 11/01/46
11/26 at 100.00 N/R 1,710,880
1,250 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, South Parcel Series 2017, 5.000%, 11/01/47, 144A
11/27 at 100.00 N/R 1,203,562
3,350 Saint Johns County Housing Authority, Florida, Multifamily Mortgage
Revenue Bonds, Victoria Crossing, Series 2021A, 3.920%, 4/01/59,
(Mandatory Put 4/01/39), 144A
11/31 at 100.00 N/R 2,382,017
3,380 Sandridge Community Development District, Clay County, Florida, Special
Assessment Revenue Bonds, Phase II Project, Series 2022, 4.300%,
5/01/52
5/32 at 100.00 N/R 2,912,174
750 Sandridge Community Development District, Clay County, Florida, Special
Assessment Revenue Bonds, Series 2021A-1, 4.000%, 5/01/51
5/31 at 100.00 N/R 614,063
27,500 Sarasota County Public Hospital District, Florida, Hospital Revenue Bonds,
Sarasota Memorial Hospital Project, Series 2018, 4.000%, 7/01/48, (UB)
7/28 at 100.00 A1 25,843,950
Sawyers Landing Community Development District,
Florida, Special Assessment Revenue Bonds, Series 2021:
1,615 4.125%, 5/01/41, 144A 5/31 at 100.00 N/R 1,443,665
4,030 4.250%, 5/01/53, 144A 5/31 at 100.00 N/R 3,456,410
1,575 Scenic Highway Community Development District, Haines, Florida, Special
Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51
5/30 at 100.00 N/R 1,289,531
5,000 Scenic Terrace South Community Development District, Lake Hamilton,
Florida, Special Assessment Revenue Bonds, Series 2022 Project, Series
2022, 4.625%, 5/01/53, 144A
5/32 at 100.00 N/R 4,509,850
Shell Point Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Refunding
Series 2019:
1,500 5.250%, 11/01/39, 144A 11/29 at 100.00 N/R 1,489,665
2,995 5.375%, 11/01/49, 144A 11/29 at 100.00 N/R 2,959,000
4,000 Shingle Creek Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Assessment Area 2 Series 2019,
5.000%, 5/01/49
5/29 at 100.00 N/R 3,898,240
Silverado Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1A,
Series 2018A-1:
390 5.250%, 11/01/38, 144A 11/28 at 100.00 N/R 387,680
580 5.375%, 11/01/48, 144A 11/28 at 100.00 N/R 573,881
1,100 Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Assessment Area 1B, Refunding Series 2018A-2,
5.500%, 5/01/49, 144A
No Opt. Call N/R 1,109,042
310 Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2017A-1, 5.500%, 11/01/47, 144A
11/27 at 100.00 N/R 309,523
2,005 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Refunding Series
2015, 5.000%, 5/01/38
5/24 at 101.00 N/R 1,991,827

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 3,990 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series
2017A, 5.250%, 11/01/48
11/27 at 100.00 N/R $ 3,922,609
90 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series
2017B, 5.350%, 11/01/29
No Opt. Call N/R 91,855
1,500 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3 Phase 1, Series 2021,
4.000%, 5/01/51
5/31 at 100.00 N/R 1,227,825
Solterra Resort Community Development District, Polk
County, Florida, Special Assessment Bonds, Series 2018:
995 5.250%, 5/01/39 5/31 at 100.00 N/R 986,851
2,925 5.375%, 5/01/49 5/31 at 100.00 N/R 2,875,363
800 Somerset Community Development District, Florida, Capital Improvement
Revenue Bonds, Refunding Series 2022, 4.200%, 5/01/37, 144A
5/32 at 100.00 N/R 742,224
47,350 South Broward Hospital District, 3.000%, 5/01/51, (UB) (5) 5/31 at 100.00 Aa3 35,382,288
6,530 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44
5/26 at 100.00 N/R 6,409,587
South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series
2016:
55 5.000%, 5/01/29 5/27 at 100.00 N/R 55,597
780 5.375%, 5/01/37 5/27 at 100.00 N/R 783,846
2,740 5.625%, 5/01/47 5/27 at 100.00 N/R 2,755,700
South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series
2018:
1,510 5.000%, 5/01/38 5/28 at 100.00 N/R 1,496,712
3,750 5.375%, 5/01/49 5/28 at 100.00 N/R 3,731,738
South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Series 2017:
36,610 4.000%, 8/15/42, (UB) (5) 8/27 at 100.00 A1 34,911,296
50,915 4.000%, 8/15/47, (UB) (5) 8/27 at 100.00 A1 47,846,353
South Village Community Development District, Clay
County, Florida, Capital Improvement Revenue Bonds,
Refunding Series 2016A2:
400 4.875%, 5/01/35 5/26 at 100.00 N/R 398,164
100 5.000%, 5/01/38 5/26 at 100.00 N/R 100,181
2,015 South-Dade Venture Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34
5/23 at 101.00 N/R 2,044,379
Spencer Creek Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2019:
1,000 5.000%, 5/01/39 5/29 at 100.00 N/R 983,860
1,250 5.250%, 5/01/49 5/29 at 100.00 N/R 1,232,900
Spring Lake Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Area One Project, Series 2014:
2,125 5.125%, 11/01/34 11/24 at 100.00 N/R 2,131,056
3,265 5.500%, 11/01/44 11/24 at 100.00 N/R 3,284,949

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Spring Lake Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Area Two Project, Series 2017:
$ 1,525 5.125%, 11/01/37, 144A 11/27 at 100.00 N/R $ 1,519,266
3,000 5.250%, 11/01/47, 144A 11/27 at 100.00 N/R 2,966,610
2,215 Stonegate Community Development District, Florida, Special Assessment
Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34
5/23 at 100.00 N/R 2,220,670
1,165 Stonewater Community Development District, Cape Coral, Florida, Special
Assessment Revenue Bonds, Refunding Series 2021, 4.000%, 11/01/51,
144A
11/32 at 100.00 N/R 956,710
1,750 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2017A-1, 5.625%, 11/01/47
11/30 at 100.00 N/R 1,745,450
1,270 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2017A-3, 5.875%, 11/01/29
8/22 at 101.00 N/R 1,283,043
2,500 Stoneybrook South Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series 2013,
6.500%, 5/01/39
5/23 at 100.00 N/R 2,540,025
3,945 Stoneybrook South Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area Two-A
Project, Series 2014, 5.500%, 11/01/44
11/29 at 100.00 N/R 3,989,657
1,075 Storey Creek Community Development District, 5.375%, 6/15/52, 144A ,
(WI/DD, Settling 7/14/22)
6/32 at 100.00 N/R 1,082,344
Summer Woods Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area
1 Project, Series 2018A-1:
500 5.250%, 11/01/38, 144A 11/28 at 100.00 N/R 501,220
1,320 5.375%, 11/01/48, 144A 11/28 at 100.00 N/R 1,309,876
1,540 Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 3, Series 2021, 4.000%,
5/01/52, 144A
5/31 at 100.00 N/R 1,254,530
1,561 Summit At Fern Hill Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2016,
5.000%, 5/01/46
5/27 at 100.00 N/R 1,501,510
1,850 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021A, 5.000%, 5/01/52
No Opt. Call N/R 1,549,727
1,000 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41
No Opt. Call N/R 867,900
1,815 Tapestry Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 N/R 1,763,654
5,665 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1, 4.750%, 5/01/50
5/29 at 100.00 N/R 5,286,635
165 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021B, 4.500%, 5/01/36
No Opt. Call N/R 146,951
6,750 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
9/23 at 100.00 N/R 6,022,553
Timber Creek Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2018:
995 5.000%, 11/01/38, 144A 11/32 at 100.00 N/R 977,578
1,250 5.000%, 11/01/48, 144A 11/32 at 100.00 N/R 1,205,587

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,000 Timber Creek Southwest Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2021, 4.000%,
12/15/51
12/31 at 100.00 N/R $ 821,140
Tohoqua Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2018:
945 4.700%, 5/01/38, 144A 5/28 at 100.00 N/R 921,243
1,075 4.800%, 5/01/48, 144A 5/28 at 100.00 N/R 1,017,928
Tolomato Community Development District, Florida,
Special Assessment Bonds, Expansion Parcel Project, Series
2018:
580 4.850%, 5/01/38, 144A 5/28 at 100.00 N/R 574,275
975 5.000%, 5/01/48, 144A 5/28 at 100.00 N/R 948,909
Tolomato Community Development District, Florida,
Special Assessment Bonds, Hope Note, Series 2007-3:
340 6.375%, 5/01/17 (4) No Opt. Call N/R 3
1,715 6.450%, 5/01/23 (4) 8/22 at 100.00 N/R 17
2,060 6.550%, 5/01/27 (4) 8/22 at 100.00 N/R 21
10,355 6.650%, 5/01/40 (4) 8/22 at 100.00 N/R 104
12,095 Tolomato Community Development District, Florida, Special Assessment
Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (4)
8/22 at 100.00 N/R 121
4,795 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Senior Lien Series 2018A-2, 5.625%, 5/01/40, 144A
5/28 at 100.00 N/R 4,860,260
21,550 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (6)
8/22 at 100.00 N/R 17,027,948
23,470 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (4)
8/22 at 100.00 N/R 235
2,265 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Subordinate Lien Series 2018B-2, 5.125%, 5/01/39
5/28 at 100.00 N/R 2,274,943
3,225 Toscana Isles Community Development District, Venice, Florida, Special
Assessment Revenue Bonds, Series 2014, 6.250%, 11/01/44
11/26 at 102.00 N/R 3,399,505
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 2B Project, Series 2018:
280 5.375%, 5/01/38 5/29 at 100.00 N/R 281,100
525 5.500%, 5/01/49 5/29 at 100.00 N/R 520,590
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 3A Project, Series 2018:
1,265 5.375%, 5/01/38 5/29 at 100.00 N/R 1,269,971
2,600 5.500%, 5/01/49 5/29 at 100.00 N/R 2,581,722
1,225 Towne Park Community Development District, Florida, Special Assessment
Bonds, Area 3B Project, Series 2019, 4.625%, 5/01/50
5/30 at 100.00 N/R 1,122,958
1,760 Towne Park Community Development District, Florida, Special Assessment
Bonds, Area 3C Project, Series 2019, 4.625%, 5/01/50
5/30 at 100.00 N/R 1,613,392
1,535 Towne Park Community Development District, Florida, Special Assessment
Bonds, Area 3D Project, Series 2020, 4.000%, 5/01/51, 144A
5/30 at 100.00 N/R 1,262,599
4,865 Tradition Community Development District 1, Port Saint Lucie, Florida,
Irrigation System Revenue Bonds, Existing System Series 2017, 4.500%,
10/01/47
10/27 at 100.00 N/R 4,413,869
1,000 Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021, 4.000%, 5/01/52
5/31 at 100.00 N/R 818,500
825 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1,
5.375%, 11/01/36
11/28 at 100.00 N/R 835,288

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Trevesta Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 - Phase 2 Project, Series 2018:
$ 725 5.250%, 11/01/39, 144A 11/30 at 100.00 N/R $ 718,432
1,000 5.375%, 11/01/49, 144A 11/30 at 100.00 N/R 981,020
750 Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2012, 6.750%, 11/01/43 -
AGM Insured
11/32 at 100.00 N/R 812,903
2,795 Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2019A, 4.750%, 5/01/50
5/29 at 100.00 N/R 2,610,614
1,070 Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2019B, 4.875%, 5/01/32
No Opt. Call N/R 1,065,827
Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds,
Series 2018:
1,100 5.375%, 5/01/38 5/28 at 100.00 N/R 1,103,762
3,360 5.500%, 5/01/49 5/28 at 100.00 N/R 3,362,386
1,060 Trout Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2020, 4.000%,
5/01/51
5/30 at 100.00 N/R 868,161
TSR Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Northwest
Assessment Area Parcels A, B & C, Series 2018:
1,400 5.000%, 11/01/39 11/29 at 100.00 N/R 1,377,754
2,500 5.125%, 11/01/49 11/29 at 100.00 N/R 2,427,175
TSR Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Village 1
Project, Series 2015:
1,925 5.000%, 11/01/36 11/25 at 100.00 N/R 1,924,846
555 5.125%, 11/01/45 11/25 at 100.00 N/R 545,693
2,440 TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Village 4 Project, Series 2015A, 5.625%,
11/01/45
11/28 at 100.00 N/R 2,465,205
1,500 Tuckers Pointe Community Development District, Charlotte County,
Florida, Special Assessment Notes, Phase 1 Project, Series 2022,
4.000%, 5/01/52
5/32 at 100.00 N/R 1,226,685
10,545 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-
1, 6.375%, 11/01/47
11/31 at 100.00 N/R 10,740,083
2,400 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-
2, 6.375%, 11/01/47
11/31 at 100.00 N/R 2,444,400
615 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2016A-2, 4.750%, 5/01/37
5/26 at 100.00 N/R 603,210
2,000 Two Rivers North Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2022 Project, Series 2022, 5.250%, 5/01/52,
144A
5/32 at 100.00 N/R 1,918,460
Union Park Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2016A-1:
255 5.375%, 11/01/37 11/27 at 100.00 N/R 256,441
1,000 5.500%, 11/01/46 11/27 at 100.00 N/R 1,001,380
1,990 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 1 Series 2017A-1,
5.500%, 11/01/47, 144A
11/28 at 100.00 N/R 1,998,358

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-1:
$ 1,470 5.000%, 11/01/39, 144A 11/29 at 100.00 N/R $ 1,446,156
2,625 5.125%, 11/01/49, 144A 11/29 at 100.00 N/R 2,555,149
875 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-2,
5.250%, 5/01/49, 144A
No Opt. Call N/R 851,813
1,055 Venetian Parc Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Area One Project, Series 2013,
6.500%, 11/01/43
11/28 at 100.00 N/R 1,174,004
Veranda Community Development District II, Florida,
Special Assessment Revenue Bonds, Assessment Area 4
Veranda Oaks, Refunding Series 2021:
1,000 4.000%, 5/01/51, 144A 5/31 at 100.00 N/R 823,010
795 4.000%, 5/01/51, 144A 5/31 at 100.00 N/R 654,293
Veranda Community Development District II, Florida,
Special Assessment Revenue Bonds, Assessment Area
One-Gardens East Project, Series 2018A:
1,135 5.000%, 11/01/39 11/29 at 100.00 N/R 1,117,964
1,080 5.000%, 11/01/39 11/29 at 100.00 N/R 1,063,789
1,850 5.125%, 11/01/49 11/29 at 100.00 N/R 1,811,409
1,765 5.125%, 11/01/49 11/29 at 100.00 N/R 1,728,182
1,120 Veranda Community Development District II, Florida, Special Assessment
Revenue Bonds, Assessment Area Three, Four and Five, Series 2018B,
5.875%, 11/01/32
8/22 at 101.00 N/R 1,132,219
4,405 Verandah West Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/33
5/23 at 100.00 N/R 4,407,070
Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod A Project, Series
2017:
1,640 4.750%, 11/01/38 11/27 at 100.00 N/R 1,598,442
2,200 5.000%, 11/01/48 11/27 at 100.00 N/R 2,076,844
Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod B Project, Series
2017:
1,295 4.750%, 11/01/38 11/27 at 100.00 N/R 1,262,185
1,795 5.000%, 11/01/48 11/27 at 100.00 N/R 1,694,516
Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod C Project, Series
2017:
895 5.000%, 11/01/38 11/27 at 100.00 N/R 884,117
1,410 5.125%, 11/01/48 11/27 at 100.00 N/R 1,365,303
1,015 Verano 3 Community Development District, Florida, Special Assessment
Bonds, Phase 1 Assessment Area, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 834,878
1,500 Viera Stewardship District, Special Assessment Revenue Bonds, Village 2
Series 2021 Project, Series 2021, 4.000%, 5/01/53
5/31 at 100.00 N/R 1,224,615
1,625 Villages of Glen Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 4, Series 2022, 5.250%,
5/01/53, 144A
5/32 at 100.00 N/R 1,576,591
1,000 Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Phase 3 Project, Series 2022, 4.000%,
11/01/51, 144A
11/32 at 100.00 N/R 817,800

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,025 Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Phase 4 Project, Series 2022, 4.125%,
5/01/52, 144A
5/32 at 100.00 N/R $ 856,746
1,800 Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Series 2019, 4.875%, 5/01/50
5/29 at 100.00 N/R 1,714,770
1,260 Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51
5/30 at 100.00 N/R 1,036,400
Waterset Central Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2018:
1,925 5.125%, 11/01/38, 144A 11/28 at 100.00 N/R 1,907,213
4,000 5.250%, 11/01/49, 144A 11/28 at 100.00 N/R 3,936,920
Waterset North Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2014:
1,940 5.125%, 11/01/35 11/24 at 100.00 N/R 1,945,956
1,595 5.250%, 5/01/39 5/27 at 100.00 N/R 1,589,577
1,765 West Port Community Developement District, Charlotte County, Florida,
Special Assessment Bonds, Assessment Area 1- 2021 Project, Series
2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 1,445,800
West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 7 Master
Infrastructure, Series 2019:
3,030 4.750%, 5/01/39 5/29 at 100.00 N/R 2,959,037
6,500 5.000%, 5/01/50 5/29 at 100.00 N/R 6,263,140
710 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 7 Village B Parcel, Series 2019, 5.000%,
5/01/50, 144A
5/29 at 100.00 N/R 680,123
2,250 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 8 Master Infrastructure, Series 2021,
4.000%, 5/01/51
5/31 at 100.00 N/R 1,866,690
Westside Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Solara Phase 1 Assessment Area, Series 2018:
495 5.000%, 5/01/38, 144A 5/28 at 100.00 N/R 489,986
575 5.200%, 5/01/48, 144A 5/28 at 100.00 N/R 566,030
3,250 Westside Haines City Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2021, 4.000%, 5/01/52
5/31 at 100.00 N/R 2,674,100
2,580 Willow Hammock Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Series 2017, 5.000%,
11/01/47, 144A
11/27 at 100.00 N/R 2,504,071
Willows Community Development District, Florida, Special
Assessment Bonds, Series 2019:
1,500 5.000%, 5/01/39 5/29 at 100.00 N/R 1,475,790
3,000 5.200%, 5/01/50 5/29 at 100.00 N/R 2,905,470
1,000 Wind Meadows South Community Development District, Bartow, Florida,
Special Assessment Bonds, Assessment Area 1 Project, Series 2021,
4.000%, 5/01/52
5/31 at 100.00 N/R 815,190
1,870 Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series
2015, 5.000%, 11/01/45
11/26 at 100.00 N/R 1,814,199
1,000 Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49
11/29 at 100.00 N/R 941,820

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,555 Windsor at Westside Community Development District, Osceola County,
Florida, Special Assessment Bonds, Area 1 Project, Series 2015, 5.000%,
11/01/35
11/25 at 100.00 N/R $ 1,552,699
830 Windward Community Development District, Florida, Special Assessment
Bonds, Series 2020A-2, 4.400%, 11/01/35
No Opt. Call N/R 770,788
Wiregrass Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2014:
400 5.375%, 5/01/35 5/25 at 100.00 N/R 404,512
2,375 5.625%, 5/01/45 5/25 at 100.00 N/R 2,398,560
Wiregrass Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2016:
915 4.875%, 5/01/36 5/26 at 100.00 N/R 914,661
1,700 5.000%, 5/01/47 5/26 at 100.00 N/R 1,664,827
Wynnmere East Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016:
510 5.125%, 5/01/36 5/28 at 100.00 N/R 505,675
925 5.500%, 5/01/46 5/28 at 100.00 N/R 926,388
Zephyr Lakes Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Series 2019:
1,505 5.500%, 11/01/39, 144A 11/30 at 100.00 N/R 1,512,841
2,575 5.625%, 11/01/49, 144A 11/30 at 100.00 N/R 2,575,618
3,069,965 Total Florida 2,806,841,148
Georgia - 2.0%
Atlanta Development Authority, Georgia, Senior Health
Care Facilities Revenue Bonds, Georgia Proton Treatment
Center Project, Current Interest Series 2017A-1:
500 6.500%, 1/01/29 (4) 1/28 at 100.00 N/R 265,000
24,900 6.750%, 1/01/35 (4) 1/28 at 100.00 N/R 13,197,000
31,660 7.000%, 1/01/40 (4) 1/28 at 100.00 N/R 16,779,800
1,485 Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing
Revenue Bonds, Testletree Village Apartments, Series 2013A, 5.000%,
11/01/48
11/23 at 100.00 BB+ 1,197,860
11,460 Atlanta, Georgia, Airport General Revenue Bonds, Series 2019B, 4.000%,
7/01/49, (AMT), (UB) (5)
7/29 at 100.00 A+ 10,701,463
4,385 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option
Trust 2015-XF0234, 19.547%, 3/01/23, 144A, (IF) (5)
No Opt. Call AA- 5,428,718
Baldwin County Hospital Authority, Georgia, Revenue
Bonds, Oconee Regional Medical Center, Series 1998:
890 5.250%, 12/01/22 (4),(8) 8/22 at 100.00 N/R 62,513
95 5.375%, 12/01/28 (4),(8) 8/22 at 100.00 N/R 6,673
91 Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee
Regional Medical Center, Series 2016, 6.500%, 10/01/22 (4),(8)
No Opt. Call N/R 106,226
15,385 Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/49, (UB)
(5)
7/29 at 100.00 Aa2 14,622,673
5,000 Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 Aa2 4,752,250
22,880 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Georgia Transmission Corporation Vogtle Project, Series 2012,
2.750%, 1/01/52, (UB) (5)
5/31 at 100.00 A1 16,562,832
5,125 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Georgia Transmission Corporation Vogtle Project, Series 2012,
2.750%, 1/01/52
5/31 at 100.00 A1 3,709,987

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 5,830 Classic Center Authority, Clarke County, Georgia, Revenue Bonds, Classic
Center Arena Project Series 2021, 3.000%, 5/01/61
5/32 at 100.00 N/R $ 4,368,186
Dalton Development Authority, Georgia, Revenue
Certificates, Hamilton Health Care System Inc, Series 2017:
1,000 4.000%, 8/15/41, (UB) (5) 2/28 at 100.00 AA- 978,330
22,510 4.000%, 8/15/48, (UB) (5) 2/28 at 100.00 AA- 20,830,304
4,750 Douglas County Development Authority, Georgia, Charter School
Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%,
10/01/43
10/23 at 100.00 N/R 4,802,440
9,860 Fulton County Development Authority, Georgia, Hospital Revenue Bonds,
Wellstar Health System, Inc Project, Series 2017A, 4.000%, 4/01/50
4/30 at 100.00 A 9,268,597
5,445 Fulton County Development Authority, Georgia, Revenue Bonds, Amana
Academy Project, Series 2013A, 6.500%, 4/01/43, (Pre-refunded
4/01/23)
4/23 at 100.00 N/R (7) 5,631,110
40,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc, Series
2020A, 3.000%, 2/15/47, (UB) (5)
2/30 at 100.00 A 29,696,000
2,630 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Tender
Option Bond Trust 2015-XF1016, 20.257%, 8/15/49, 144A, (IF) (5)
2/25 at 100.00 AA- 3,679,239
Georgia Municipal Electric Authority, Plant Vogtle Units 3 &
4 Project M Bonds, Series 2019A:
14,795 4.000%, 1/01/44 - AGM Insured, (UB) (5) 7/28 at 100.00 BBB+ 14,504,722
18,600 4.000%, 1/01/49, (UB) (5) 7/28 at 100.00 BBB+ 17,018,814
10,000 4.000%, 1/01/49 7/28 at 100.00 BBB+ 9,149,900
34,110 4.000%, 1/01/59, (UB) (5) 7/28 at 100.00 BBB+ 29,907,989
7,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Wellstar Health System Inc., Series 2017A, 4.000%, 4/01/42,
(UB) (5)
4/27 at 100.00 A 6,805,540
Macon-Bibb County Urban Development Authority,
Georgia, Revenue Bonds, Academy for Classical Education,
Series 2017:
1,840 5.875%, 6/15/47, 144A 6/27 at 100.00 N/R 1,808,021
1,550 6.000%, 6/15/52, 144A 6/27 at 100.00 N/R 1,536,174
20,610 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A, 5.000%, 5/15/43, (UB) (5)
5/29 at 100.00 A3 21,331,968
5,000 Marietta Development Authority, Georgia, University Facilities Revenue
Bonds, Life University, Inc. Project, Refunding Series 2017A, 5.000%,
11/01/37, 144A
11/27 at 100.00 Ba3 5,060,150
Municipal Electric Authority of Georgia, Plant Vogtle Units 3
& 4 Project J Bonds, Series 2019A:
47,285 5.000%, 1/01/49, (UB) (5) 7/28 at 100.00 Baa1 48,707,806
16,000 5.000%, 1/01/59, (UB) (5) 7/28 at 100.00 Baa1 16,391,040
14,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2022A, 4.500%, 7/01/63 , (WI/DD, Settling 7/12/22)
7/32 at 100.00 N/R 12,946,317
15,700 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2019A, 4.000%, 1/01/49, (UB) (5)
1/29 at 100.00 BBB+ 14,365,343
9,000 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2021A, 4.000%, 1/01/51
1/32 at 100.00 N/R 8,176,050
3,330 White County Development Authority, Georgia, Revenue Bonds Truett
McConnell University, Series 2019, 5.250%, 10/01/49
10/26 at 103.00 N/R 2,951,912
434,701 Total Georgia 377,308,947

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Guam - 0.0%
Guam A.B. Won Pat  International Airport Authority,
Revenue Bonds, Series 2013C:
$ 675 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2 $ 698,767
735 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 (7) 774,403
1,410 Total Guam 1,473,170
Hawaii - 0.2%
1,565 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%,
1/01/45, 144A
1/25 at 100.00 Ba3 1,438,235
3,040 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.625%, 7/01/33
7/23 at 100.00 BB 3,082,074
7,190 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A
7/27 at 100.00 N/R 7,239,036
16,795 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2017B, 4.000%, 3/01/37, (AMT), (UB) (5)
3/27 at 100.00 Baa1 16,310,296
5,205 Hawaii Housing Finance and Development Corporation, Multifamily
Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A,
6.750%, 5/01/47
8/22 at 100.00 BBB 5,210,049
33,795 Total Hawaii 33,279,690
Idaho - 0.3%
3,456 Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special
Assessment Bonds, Assessment Area One, Series 2011, 9.000%, 9/01/40
8/22 at 100.00 N/R 3,460,285
30,000 Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021, 5.250%, 5/15/51, 144A
5/26 at 102.00 N/R 22,036,200
9,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2021A, 3.000%, 3/01/51, (UB)
3/32 at 100.00 N/R 6,528,870
955 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Compass Public Charter School, Inc. Project, Series 2018A,
6.000%, 7/01/49, 144A
7/28 at 100.00 BB 1,016,578
Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A:
1,480 5.000%, 7/15/41, 144A 7/26 at 103.00 N/R 1,221,281
4,040 5.000%, 7/15/56, 144A 7/26 at 103.00 N/R 3,046,443
715 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Taxable Series 2021B, 5.750%, 7/15/31,
144A
7/26 at 103.00 N/R 651,322
Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series
2020A:
680 4.500%, 7/01/30, 144A 7/25 at 100.00 N/R 626,151
2,270 5.000%, 7/01/40, 144A 7/25 at 100.00 N/R 1,970,451
6,040 5.250%, 7/01/55, 144A 7/25 at 100.00 N/R 5,019,179
275 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian North LLC, Series 2020B, 5.250%, 7/01/27,
144A
7/25 at 100.00 N/R 262,746
2,220 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian South Charter School Project, Series 2021,
4.000%, 5/01/56, 144A
11/25 at 100.00 N/R 1,548,539

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Idaho (continued)
Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Xavier Charter School, Inc. Project, Series
2015A:
$ 975 5.000%, 6/01/35 6/25 at 100.00 BBB $ 991,917
2,380 5.000%, 6/01/44 6/25 at 100.00 BBB 2,400,444
64,486 Total Idaho 50,780,406
Illinois - 11.0%
6,410 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway
Redevelopment Project, Series 2007A, 5.700%, 5/01/36
8/22 at 100.00 N/R 6,272,762
4,045 Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%,
1/01/24
8/22 at 100.00 N/R 3,911,348
4,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding
Series 2019, 5.250%, 3/01/41
3/28 at 100.00 N/R 3,599,280
4,440 Central Illinois Economic Development Authority, Illinois, Multifamily
Housing Revenue Bonds, Huntington Ridge Apartments Project, Series
2014, 5.000%, 8/01/30
8/24 at 100.00 N/R 4,159,126
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016:
11,130 5.750%, 4/01/35, (UB) (5) 4/27 at 100.00 A- 11,714,548
38,215 6.100%, 4/01/36, (UB) (5) 4/27 at 100.00 A- 40,982,530
119,345 6.000%, 4/01/46, (UB) (5) 4/27 at 100.00 A- 126,013,999
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017:
6,115 5.000%, 4/01/42, (UB) (5) 4/27 at 100.00 A- 6,169,913
4,685 5.000%, 4/01/46, (UB) (5) 4/27 at 100.00 A- 4,704,536
7,500 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2018, 5.000%, 4/01/46, (UB) (5)
4/28 at 100.00 A- 7,529,625
2,130 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%,
12/01/32
12/24 at 100.00 BB 2,155,666
15,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
12/22 at 100.00 Ba3 15,001,500
16,800 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A
12/27 at 100.00 BB 18,802,896
23,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/23 at 100.00 BB 23,016,330
255,480 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB 276,932,656
42,670 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB 47,497,684
5,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2022A, 4.000%, 12/01/47
12/31 at 100.00 N/R 4,380,700
5,890 Chicago Greater Metropolitan Water Reclamation District, Illinois, General
Obligation Bonds, Limited Tax Capital Improvement Green Series
2021A, 4.000%, 12/01/51
12/31 at 100.00 N/R 5,626,128
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Second Lien Series 2020A:
8,445 4.000%, 12/01/50, (UB) (5) 12/29 at 100.00 A+ 8,091,492
6,905 4.000%, 12/01/55, (UB) (5) 12/29 at 100.00 A+ 6,318,559
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Series 2014:
52,720 5.000%, 12/01/44, (UB) (5) 12/24 at 100.00 AA 54,063,306
20,000 5.250%, 12/01/49, (UB) (5) 12/24 at 100.00 AA 20,584,400

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Tender Option Bond Trust 2015-XF0232:
$ 2,950 19.211%, 9/01/22 - AGM Insured, 144A, (IF) (5) No Opt. Call AA $ 3,435,187
8,000 19.223%, 9/01/22 - AGM Insured, 144A, (IF) (5) No Opt. Call AA 9,316,640
500 19.223%, 9/01/22 - AGM Insured, 144A, (IF) (5) No Opt. Call AA 582,290
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Tender Option Bond Trust 2017-XF2426:
3,755 19.111%, 12/01/44, 144A, (IF) (5) 12/24 at 100.00 AA 4,233,425
2,600 19.111%, 12/01/44, 144A, (IF) (5) 12/24 at 100.00 AA 2,931,266
2,000 19.111%, 12/01/44, 144A, (IF) (5) 12/24 at 100.00 AA 2,254,820
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Tender Option Bond Trust Series
2020-XF2913:
1,000 20.362%, 12/01/49, (Mandatory Put 7/07/22), 144A, (IF) 12/24 at 100.00 AA 1,146,140
2,000 20.362%, 12/01/49, 144A, (IF) (5) 12/24 at 100.00 AA 2,292,280
1,150 20.362%, 12/01/49, 144A, (IF) (5) 12/24 at 100.00 AA 1,318,061
4,221 Chicago, Illinois, Certificates of Participation Tax Increment Allocation
Bonds, Pulaski Promenade Project, Note Series 2017, 5.240%, 2/15/31,
144A
7/22 at 100.00 N/R 4,197,362
718 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th
and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29
7/22 at 100.00 N/R 703,193
4,718 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%,
2/15/26 (4)
8/22 at 100.00 N/R 4,386,151
3,807 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Pullman Park/Chicago Redevelopement Project, Series
2013A, 7.125%, 3/15/33
7/22 at 100.00 N/R 3,807,070
4,934 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc.
Redevelopement Project-Whole Foods Warehouse & Distribution
Facility, Series 2016A, 5.000%, 3/15/34, 144A
7/22 at 100.00 N/R 4,763,766
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A:
20,320 4.000%, 1/01/43, (UB) (5) 1/29 at 100.00 A 19,410,070
30,550 5.000%, 1/01/48, (UB) (5) 1/29 at 100.00 A 31,730,452
6,375 5.000%, 1/01/53, (UB) (5) 1/29 at 100.00 A 6,603,608
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2018B:
18,485 4.000%, 1/01/44, (UB) (5) 1/29 at 100.00 A 17,740,609
3,500 5.000%, 1/01/48, (UB) (5) 1/29 at 100.00 A 3,655,400
Chicago, Illinois, General Obligation Bonds, City Colleges,
Series 1999:
9,325 0.000%, 1/01/34 - FGIC Insured No Opt. Call BBB- 5,553,970
32,270 0.000%, 1/01/39 - NPFG Insured No Opt. Call BBB- 14,459,542
Chicago, Illinois, General Obligation Bonds,
Neighborhoods Alive 21 Program, Series 2002B:
2,595 5.500%, 1/01/31 1/25 at 100.00 Ba1 2,686,162
2,000 5.500%, 1/01/34 1/25 at 100.00 Ba1 2,065,200
2,500 5.500%, 1/01/37 1/25 at 100.00 Ba1 2,577,225
Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2014A:
2,995 5.250%, 1/01/30 1/24 at 100.00 Ba1 3,053,792
1,445 5.250%, 1/01/32 1/24 at 100.00 Ba1 1,470,432
5,000 5.000%, 1/01/35 1/24 at 100.00 Ba1 5,061,350

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A:
$ 5,000 5.625%, 1/01/30 1/27 at 100.00 BBB- $ 5,324,950
15,025 5.750%, 1/01/33 1/27 at 100.00 BBB- 15,981,041
92,600 6.000%, 1/01/38 1/27 at 100.00 BBB- 99,483,884
Chicago, Illinois, General Obligation Bonds, Project and
Refunding Series 2003B:
2,740 5.250%, 1/01/28 1/25 at 100.00 Ba1 2,838,065
2,900 5.500%, 1/01/34 1/25 at 100.00 Ba1 2,994,540
Chicago, Illinois, General Obligation Bonds, Project and
Refunding Series 2005D:
6,000 5.500%, 1/01/33 1/25 at 100.00 Ba1 6,200,100
6,850 5.500%, 1/01/37 1/25 at 100.00 Ba1 7,061,597
15,815 5.500%, 1/01/40 1/25 at 100.00 Ba1 16,293,878
5,030 Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2008C, 0.000%, 1/01/29
No Opt. Call Ba1 3,813,293
3,365 Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/35
1/26 at 100.00 BBB- 3,452,355
Chicago, Illinois, General Obligation Bonds, Series 2015A:
3,900 5.500%, 1/01/35 1/25 at 100.00 BBB- 4,024,800
4,775 5.500%, 1/01/39 1/25 at 100.00 BBB- 4,922,261
1,795 Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%,
1/01/44
1/29 at 100.00 BBB- 1,838,906
8,110 Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series
2007F, 5.500%, 1/01/42
1/25 at 100.00 Ba1 8,346,001
6,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2017, 4.000%,
11/15/39, (UB)
11/27 at 100.00 AA- 5,700,900
Cook County, Illinois, Sales Tax Revenue Bonds, Series
2018:
1,400 4.000%, 11/15/34, (UB) (5) 11/27 at 100.00 AA- 1,420,426
16,170 4.000%, 11/15/37, (UB) (5) 11/27 at 100.00 AA- 16,185,847
1,645 4.000%, 11/15/38, (UB) (5) 11/27 at 100.00 AA- 1,624,898
260 East Dundee, Illinois, Kane and Cook Counties, Illinois, Limited Obligation
Tax Increment Revenue Bonds, Route 25 South Redevelopment Project,
Series 2012, 5.250%, 12/01/22
8/22 at 100.00 N/R 259,337
6,655 Evergreen Park, Cook County, Illinois, Sales Tax Revenue Bonds, Evergreen
Plaza Development Project, Senior Lien Series 2019A, 4.375%,
12/01/36, 144A
12/29 at 100.00 N/R 5,644,305
2,000 IIllinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender
Option Bonds Trust 2015-XF0230, 19.052%, 7/01/23, 144A, (IF) (5)
No Opt. Call A1 2,241,880
930 Illinois Development Finance Authority, Environmental Services Revenue
Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%,
6/01/32
8/22 at 100.00 B3 905,197
Illinois Finance Authority Revenue Bonds, Ness Healthcare
NFP, Series 2016A:
11,295 6.250%, 11/01/36, 144A (4) 11/26 at 100.00 N/R 8,199,605
13,325 6.375%, 11/01/46, 144A (4) 11/26 at 100.00 N/R 8,846,867
1,645 Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Taxable
Series 2016B, 10.000%, 11/01/24, 144A (4)
No Opt. Call N/R 1,552,386
46,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47, (UB) (5)
11/28 at 100.00 A3 43,375,700

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois Finance Authority, Charter School Revenue Bonds,
Art in Motion AIM Project, Series 2021A:
$ 4,055 5.000%, 7/01/51, 144A 7/31 at 100.00 N/R $ 3,315,287
4,420 5.000%, 7/01/56, 144A 7/31 at 100.00 N/R 3,546,254
Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series
2015A:
845 5.750%, 12/01/35, 144A 12/25 at 100.00 N/R 882,568
4,475 6.000%, 12/01/45, 144A 12/25 at 100.00 N/R 4,671,587
12,200 Illinois Finance Authority, Local Government Program Revenue Bonds,
Maine Township High School District Number 207 Project, Series 2019,
4.000%, 11/01/39, (UB) (5)
12/29 at 100.00 Aa1 12,096,422
Illinois Finance Authority, Revenue Bonds, Admiral at the
Lake Project, Refunding Series 2017:
4,500 5.250%, 5/15/42 5/24 at 103.00 N/R 3,699,000
450 5.250%, 5/15/54 5/24 at 103.00 N/R 344,488
27,150 5.500%, 5/15/54 5/24 at 103.00 N/R 21,634,749
2,500 Illinois Finance Authority, Revenue Bonds, Ann & Robert H Lurie Children's
Hospital of Chicago, Refunding Series 2017, 4.000%, 8/15/37, (UB) (5)
8/27 at 100.00 AA- 2,481,275
6,000 Illinois Finance Authority, Revenue Bonds, Ann & Robert H. Lurie
Children's Hospital of Chicago, Refunding Series 2017, 4.000%,
8/15/39, (UB) (5)
8/27 at 100.00 AA- 5,905,920
2,455 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 4.000%, 2/15/36, (UB)
2/27 at 100.00 Aa2 2,459,615
5,190 Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series
2007, 5.375%, 11/15/39
8/22 at 100.00 N/R 5,190,571
2,905 Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series
2012A, 6.000%, 10/01/48
10/22 at 100.00 BBB- 2,909,067
33,960 Illinois Finance Authority, Revenue Bonds, Northshore University
HealthSystem, Series 2020A, 3.250%, 8/15/49, (UB) (5)
8/30 at 100.00 AA- 27,116,720
Illinois Finance Authority, Revenue Bonds, Northwestern
Memorial HealthCare, Series 2013:
3,500 4.000%, 8/15/42, (UB) (5) 8/22 at 100.00 Aa2 3,510,465
119,100 Illinois Finance Authority, Revenue Bonds, Northwestern Memorial
Healthcare, Series 2017A, 4.000%, 7/15/47, (UB) (5)
1/28 at 100.00 Aa2 114,918,399
5,475 Illinois Finance Authority, Revenue Bonds, Northwestern Memorial
Healthcare, Series 2017A, 4.000%, 7/15/47
1/28 at 100.00 Aa2 5,282,773
Illinois Finance Authority, Revenue Bonds, Northwestern
Memorial Healthcare, Tender Option Bond Trust
2015-XF0076:
560 14.910%, 8/15/37, 144A, (IF) 8/22 at 100.00 Aa2 569,234
1,000 15.090%, 8/15/37, 144A, (IF) 8/22 at 100.00 Aa2 1,016,490
1,925 15.099%, 8/15/37, 144A, (IF) 8/22 at 100.00 Aa2 1,956,763
32,685 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020A, 3.000%, 5/15/50, (UB) (5)
11/30 at 100.00 A3 23,957,124
3,735 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Refunding
Series 2020A, 5.000%, 4/01/50, 144A
4/25 at 100.00 N/R 3,490,619
Illinois Finance Authority, Revenue Bonds, Roosevelt
University, Series 2019A:
7,650 6.125%, 4/01/49, 144A 10/28 at 100.50 N/R 7,972,141
31,105 6.125%, 4/01/58, 144A 10/28 at 100.50 N/R 32,254,952
5,100 Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed
Period Series 2021A, 3.000%, 8/15/48, (UB) (5)
8/31 at 100.00 AA- 3,821,481

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 69,495 Illinois Finance Authority, Revenue Bonds, The University of Chicago
Medical Center, Series 2016B, 4.000%, 8/15/41, (UB) (5)
2/27 at 100.00 A1 $ 68,349,027
40,000 Illinois Finance Authority, Revenue Bonds, The University of Chicago,
Series 2018A, 5.000%, 10/01/48, (UB) (5)
10/27 at 100.00 AA- 42,964,400
3,035 Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series
2013, 5.250%, 2/15/40
2/23 at 100.00 N/R 3,034,757
Illinois Finance Authority, Revenue Bonds, University of
Chicago, Refunding Series 2015A:
17,800 5.000%, 10/01/46, (Pre-refunded 10/01/25), (UB) (5) 10/25 at 100.00 N/R (7) 19,327,952
2,200 5.000%, 10/01/46, (UB) (5) 10/25 at 100.00 AA- 2,304,456
1,660 Illinois Finance Authority, Student Housing Revenue Bonds, CHF-
Collegiate Housing Foundation - Cook LLC Northeastern Illinois
University Project, Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 B- 1,293,306
16,945 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, GNMA Collateralized - Lifelink Developments, Series 2006,
4.850%, 4/20/41, (AMT), (UB) (5)
9/22 at 100.00 AA+ 16,956,523
Illinois Sports Facility Authority, State Tax Supported Bonds,
Tender Option Bond Trust 2015-XF1009:
2,245 16.333%, 12/15/23 - AGM Insured, 144A, (IF) (5) 6/24 at 100.00 BB+ 2,630,107
3,305 16.335%, 12/15/23 - AGM Insured, 144A, (IF) (5) 6/24 at 100.00 BB+ 3,872,072
250 16.341%, 12/15/23 - AGM Insured, 144A, (IF) (5) 6/24 at 100.00 BB+ 292,910
Illinois State, General Obligation Bonds, April Series 2014:
8,695 5.000%, 4/01/36 - AGM Insured, (UB) (5) 4/24 at 100.00 A2 8,916,027
5,000 5.000%, 4/01/39 4/24 at 100.00 BBB- 5,057,000
Illinois State, General Obligation Bonds, February Series
2014:
4,445 5.000%, 2/01/39 2/24 at 100.00 BBB- 4,492,339
1,300 Illinois State, General Obligation Bonds, January Series 2016, 5.000%,
1/01/41
1/26 at 100.00 BBB- 1,323,699
Illinois State, General Obligation Bonds, May Series 2014:
7,625 5.000%, 5/01/33, (UB) (5) 5/24 at 100.00 BBB- 7,758,743
100 5.000%, 5/01/36 5/24 at 100.00 BBB- 101,407
10,285 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 BBB- 11,201,908
11,925 Illinois State, General Obligation Bonds, Refunding March Series 2022A,
5.500%, 3/01/47
3/32 at 100.00 N/R 12,947,092
Illinois State, General Obligation Bonds, Series 2013:
170 5.500%, 7/01/26 7/23 at 100.00 BBB- 174,417
100 5.500%, 7/01/38 7/23 at 100.00 BBB- 102,103
Illinois State, General Obligation Bonds, Tender Option
Bond Trust 2015-XF1006:
1,795 15.311%, 4/01/32 - AGM Insured, 144A, (IF) (5) 4/24 at 100.00 A2 1,997,763
6,665 Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-
XF1010, 15.142%, 2/01/39 - AGM Insured, 144A, (IF) (5)
2/24 at 100.00 A2 7,275,714
Illinois State, General Obligation Bonds, Tender Option
Bond Trust 2015-XF1012:
2,750 15.142%, 7/01/28, 144A, (IF) (5) 7/23 at 100.00 BBB- 2,997,583
1,850 16.132%, 7/01/33 - AGM Insured, 144A, (IF) (5) 7/23 at 100.00 BBB- 1,984,162
8,825 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Obligation
September Series 2016A, 4.000%, 6/15/31, (UB) (5)
6/26 at 100.00 BBB 8,907,337
2,000 Lincolnwood, Cook County, Illinois, Tax Increment Revenue Bonds, District
1860 Development Project, Series 2021A, 4.820%, 1/01/41, 144A
11/26 at 100.00 N/R 1,656,480

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 1,220 Matteson, Illinois, Tax Increment Revenue Bonds, Limited Obligation
Series 2015, 6.500%, 12/01/35
12/26 at 100.00 N/R $ 1,243,985
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2020A:
15,000 4.000%, 6/15/50 12/29 at 100.00 BB+ 13,018,350
7,735 4.000%, 6/15/50, (UB) (5) 12/29 at 100.00 A2 6,946,107
8,500 4.000%, 6/15/50 - BAM Insured, (UB) 12/29 at 100.00 AA 7,633,085
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2012B:
8,715 0.000%, 12/15/41 - AGM Insured No Opt. Call A2 3,568,444
7,100 0.000%, 12/15/50 - AGM Insured No Opt. Call A2 1,798,998
10 0.000%, 12/15/50 No Opt. Call BB+ 2,344
7,785 0.000%, 12/15/51 - AGM Insured No Opt. Call A2 1,873,305
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2015A:
15,000 0.000%, 12/15/52 No Opt. Call BB+ 3,152,850
12,900 0.000%, 12/15/52 - AGM Insured No Opt. Call BB+ 2,946,618
7,360 5.000%, 6/15/53, (UB) (5) 12/25 at 100.00 BB+ 7,393,929
985 5.000%, 6/15/53 12/25 at 100.00 BB+ 989,541
15,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 0.000%, 12/15/56 - BAM
Insured, (UB) (5)
No Opt. Call AA 2,784,300
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2017B:
47,140 0.000%, 12/15/54 No Opt. Call BB+ 8,887,304
12,760 0.000%, 12/15/54 - BAM Insured, (UB) (5) No Opt. Call AA 2,628,433
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Capital Appreciation Refunding Series 2010B-1:
31,480 0.000%, 6/15/43 - AGM Insured, (UB) (5) No Opt. Call BB+ 11,748,021
5,100 0.000%, 6/15/44 - AGM Insured, (UB) (5) No Opt. Call BB+ 1,805,400
1,255 0.000%, 6/15/45 - AGM Insured, (UB) (5) No Opt. Call BB+ 421,831
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Series 2002A:
20,305 0.000%, 12/15/34 - NPFG Insured No Opt. Call BB+ 11,882,486
8,470 0.000%, 6/15/35 - NPFG Insured No Opt. Call BB+ 4,835,693
15,425 0.000%, 12/15/35 - NPFG Insured No Opt. Call BB+ 8,558,407
42,555 0.000%, 6/15/38 - NPFG Insured No Opt. Call BB+ 20,509,382
29,000 0.000%, 12/15/40 - AGM Insured, (UB) (5) No Opt. Call A2 12,559,030
155 0.000%, 6/15/41 - NPFG Insured No Opt. Call BB+ 62,812
2,260 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 N/R 2,029,774
2,620 North Pullman Chicago Neighborhood Initiatives, Inc., Illinois, Certificates
of Participation, Gotham Greens Greenhouse Facility, Redevelopment
Project, Series 2018A, 6.000%, 3/15/34, 144A
7/22 at 100.00 N/R 2,477,312
4,540 Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans
Road Series 2013B, 7.000%, 12/01/33
12/23 at 100.00 N/R 4,423,095
Regional Transportation Authority, Cook, DuPage, Kane,
Lake, McHenry and Will Counties, Illinois, General
Obligation Bonds, Series 2018B:
14,340 4.000%, 6/01/45, (UB) (5) 6/28 at 100.00 AA 14,348,747
20,000 4.000%, 6/01/48, (UB) (5) 6/28 at 100.00 AA 19,559,400
0(9) Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project
Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24
No Opt. Call N/R 182

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 7,400 Sales Tax Securitization Corp, 4.000%, 1/01/48 1/28 at 100.00 N/R $ 6,991,663
51,495 Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds,
Series 2018A, 4.000%, 1/01/48, (UB) (5)
1/28 at 100.00 AA- 47,829,071
Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Series 2018C:
40,000 5.250%, 1/01/48, (UB) (5) 1/29 at 100.00 AA- 43,067,200
40,000 5.250%, 1/01/48, (UB) (5) 1/29 at 100.00 AA 43,401,200
26,800 Southwestern Illinois Development Authority, Environmental Improvement
Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%,
8/01/42, (AMT)
8/22 at 100.00 B- 26,801,608
Southwestern Illinois Development Authority, Health
Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
500 7.250%, 11/01/33, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R (7) 534,705
7,375 7.250%, 11/01/36, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R (7) 7,886,899
1,000 Upper Illinois River Valley Development Authority, Education Facilities
Revenue Bonds, Prairie Crossing Charter School, Series 2020, 5.000%,
1/01/55, 144A
1/27 at 100.00 N/R 867,930
1,188 Volo Village, Illinois, Special Tax Bonds, Special Service Area 17, Series
2017, 5.500%, 3/01/47
3/25 at 100.00 N/R 1,083,527
1,319 Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain
Square, Series 2005, 6.125%, 3/01/30
8/22 at 100.00 N/R 1,319,884
115 Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series
2007, 5.800%, 1/15/23
8/22 at 100.00 N/R 114,241
3,695 Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26 (4)
7/22 at 100.00 N/R 1,514,950
2,330 Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds,
Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26 (4)
7/22 at 100.00 N/R 2,329,684
1,900 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100
Raintree Village Project, Series 2013, 5.000%, 3/01/33
3/23 at 100.00 N/R 1,784,024
4,545 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113
Cannoball & Beecher, Series 2007, 5.750%, 3/01/28
8/22 at 100.00 N/R 4,544,591
2,228,650 Total Illinois 2,040,581,056
Indiana - 0.9%
2,500 Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet Galilee at
the Wigwam Project, Series 2020A, 5.375%, 1/01/40
1/27 at 102.00 N/R 2,131,925
7,045 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch at
Cook Road Project, Series 2018, 5.625%, 1/01/38, 144A
1/24 at 105.00 N/R 6,048,414
Fort Wayne, Indiana Multifamily Housing Revenue Bonds,
Silver Birch of Fort Wayne Project, Series 2017:
495 5.125%, 1/01/32 1/23 at 105.00 N/R 438,664
4,465 5.350%, 1/01/38 1/23 at 105.00 N/R 3,775,024
4,500 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R 4,044,375
250 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Taxable Refunding Series 2020B, 5.000%, 6/01/25,
144A
No Opt. Call N/R 243,818
1,595 Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health
Project, Tender Option Bond Trust 2016-XL0019, 16.237%, 4/01/30 -
AMBAC Insured, 144A, (IF) (5)
No Opt. Call AA 2,541,824

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 7,355 Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st
Century Charter School Project, Series 2013A, 6.250%, 3/01/43
3/23 at 100.00 B+ $ 6,771,381
7,465 Indiana Finance Authority, Educational Facilities Revenue Bonds, Avondale
Meadows Academy Peoject, Series 2017, 5.375%, 7/01/47
7/27 at 100.00 BB 7,429,317
3,050 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A, 5.000%, 12/01/55
12/27 at 103.00 N/R 2,488,891
355 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Taxable Series 2021B, 5.000%, 12/01/27
No Opt. Call N/R 343,374
4,370 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45
12/25 at 100.00 BB- 4,572,506
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Lighthouse Academies of Northwest Indiana Inc.
Project, Series 2016:
2,170 7.000%, 12/01/34, 144A 12/24 at 100.00 N/R 2,206,608
5,640 7.250%, 12/01/44, 144A 12/24 at 100.00 N/R 5,721,047
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Seven Oaks Classical School Project, Series 2021A:
850 5.000%, 6/01/41 6/31 at 100.00 N/R 805,162
625 5.000%, 6/01/51 6/31 at 100.00 N/R 568,250
550 5.000%, 6/01/56 6/31 at 100.00 N/R 489,467
10,500 Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021A, 4.500%, 12/01/55, 144A
12/27 at 103.00 N/R 8,030,715
355 Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021B, 4.500%, 12/01/23
No Opt. Call N/R 349,671
21,355 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
8/22 at 100.00 B- 21,356,281
11,440 Indiana Finance Authority, Health System Revenue Bonds, Franciscan
Alliance, Inc Obligated Group, Series 2016A, 4.000%, 11/01/51, (UB)
11/25 at 100.00 Aa3 10,785,403
Indiana Finance Authority, Hospital Revenue Bonds,
Community Health Network Project, Tender Option Bond
Trust 2015-XF1026:
3,750 15.679%, 5/01/42, (Pre-refunded 5/01/23), 144A, (IF) (5) 5/23 at 100.00 A (7) 4,166,400
1,600 15.679%, 5/01/42, (Pre-refunded 5/01/23), 144A, (IF) (5) 5/23 at 100.00 A (7) 1,777,664
1,000 15.679%, 5/01/42, (Pre-refunded 5/01/23), 144A, (IF) (5) 5/23 at 100.00 A (7) 1,111,040
1,000 15.679%, 5/01/42, (Pre-refunded 5/01/23), 144A, (IF) (5) 5/23 at 100.00 A (7) 1,111,040
50,400 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49,
(UB) (5)
12/29 at 100.00 AA 47,648,664
4,000 Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere
Housing Project, Series 2016, 5.750%, 4/01/36
4/24 at 102.00 N/R 3,566,000
1,780 Saint Joseph County, Indiana, Economic Development Revenue Bonds,
Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35
8/22 at 100.00 N/R 1,796,127
1,500 Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum
Company Project,  Series 2013, 7.250%, 11/01/43, (AMT)
11/23 at 100.00 N/R 1,536,330
18,375 Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%,
12/01/28, (AMT) (4),(8)
No Opt. Call N/R 5,932,001
185 Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017B, 7.250%,
6/01/22 (4),(8)
No Opt. Call N/R 59,724

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
Terre Haute, Indiana, Multifamily Housing Revenue Bonds,
Silver Birch of Terre Haute Project, Series 2017:
$ 465 5.100%, 1/01/32 1/23 at 105.00 N/R $ 411,274
4,560 5.350%, 1/01/38 1/23 at 105.00 N/R 3,855,343
3,950 Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds,
Series 2016, 4.000%, 1/15/32
1/23 at 100.00 N/R 3,442,267
189,495 Total Indiana 167,555,991
Iowa - 1.0%
155,120 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
8/22 at 100.00 Ba2 149,475,183
35,870 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50
12/29 at 103.00 N/R 36,420,963
Iowa Finance Authority, Senior Housing Revenue Bonds,
PHS Council Bluffs, Inc. Project, Series 2018:
750 5.000%, 8/01/38 8/23 at 102.00 N/R 657,128
2,050 5.125%, 8/01/48 8/23 at 102.00 N/R 1,698,056
193,790 Total Iowa 188,251,330
Kansas - 0.5%
7,140 Leavenworth County Unified School District 464, Tonganoxie, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2019A,
4.000%, 9/01/45
9/27 at 100.00 A1 7,109,013
2,850 Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village
Inc, Series 2017A, 5.000%, 5/15/43
5/27 at 100.00 BB+ 2,767,151
Olathe, Kansas, Tax Increment Revenue Bonds, Gateway
Area 1 Special Obligation Series 2006:
2,775 1.000%, 3/01/26 (4) 8/22 at 100.00 N/R 1,248,934
581 1.000%, 3/01/28 (4) No Opt. Call N/R 261,283
2,084 Olathe, Kansas, Transportation Development District Sales Tax Revenue
Bonds, Gateway Project Area lA, Series 2006, 1.750%, 12/01/28 (4)
8/22 at 100.00 N/R 355,300
5,390 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019,
5.000%, 3/01/49
3/29 at 100.00 BB- 5,063,366
2,300 Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community
Improvement District No. 1 Project, Series 2012B, 0.000%, 12/15/34 (4)
12/22 at 100.00 N/R 1,150,000
Overland Park, Kansas, Sales Tax Special Obligation
Revenue Bonds, Prairiefire at Lionsgate Project, Series
2012:
7,385 4.375%, 12/15/23 12/22 at 100.00 N/R 6,004,818
5,000 5.250%, 12/15/29 12/22 at 100.00 N/R 2,874,250
10,955 6.000%, 12/15/32 12/22 at 100.00 N/R 4,842,767
10,725 Topeka, Kansas, Utility Revenue Bonds, Refunding Series 2018A, 4.000%,
8/01/48, (UB) (5)
8/26 at 100.00 Aa3 10,688,964
9,965 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
KU Health System, Refunding & Improvement Series 2015, 5.000%,
9/01/45, (UB) (5)
9/25 at 100.00 AA- 10,299,326
University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, University of Kansas Health System, Series
2017A:
13,050 4.000%, 3/01/42, (UB) 3/27 at 100.00 N/R 12,620,785
4,710 4.000%, 3/01/42, (Pre-refunded 3/01/27), (UB) 3/27 at 100.00 N/R (7) 5,041,961

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas (continued)
$ 3,355 Wichita, Kansas, Multifamily Housing Revenue Bonds, Buttonwood Tree
Apartments Project, Series 2002-I, 7.350%, 12/01/33, (AMT), (Mandatory
Put 7/07/22)
No Opt. Call N/R $ 3,365,989
Wyandotte County-Kansas City Unified Government,
Kansas, Sales Tax Special Obligation Bonds, Vacation
Village Project Area 1 and 2A, Series 2015:
1,000 5.750%, 9/01/32 9/25 at 100.00 N/R 898,020
10,845 6.000%, 9/01/35 9/25 at 100.00 N/R 9,681,223
11,490 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 4-Major Multi-
Sports Athletic Complex Project, Series 2015, 0.000%, 9/01/34, 144A
No Opt. Call N/R 3,245,465
111,600 Total Kansas 87,518,615
Kentucky - 0.4%
3,000 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 N/R 2,630,220
Campbellsville, Kentucky, Industrial Building Revenue
Bonds, Campbellsville University Project, Series 2017:
4,580 5.000%, 3/01/39 3/27 at 100.00 N/R 4,177,968
2,500 4.500%, 3/01/47 3/27 at 100.00 N/R 1,985,050
9,850 Fayette County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Series 2018A, 4.000%, 5/01/38, (UB) (5)
5/26 at 100.00 AA- 10,002,970
3,535 Fort Thomas, Kentucky, Special Obligation Revenue Bonds, Onr Highland
Project Series 2020B, 5.500%, 9/01/50
9/30 at 100.00 N/R 3,130,278
5,900 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022A, 4.700%, 1/01/52, (AMT)
1/32 at 100.00 N/R 5,507,945
6,000 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022B, 4.700%, 1/01/52, (AMT)
1/32 at 100.00 N/R 5,601,300
5,240 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-
XF1024, 16.810%, 1/01/45, (Pre-refunded 1/01/23), 144A, (IF) (5)
1/23 at 100.00 BBB+ (7) 5,619,324
1,000 Kentucky Economic Development Finance Authority, Kentucky, Healthcare
Facilities Revenue Bonds, Christian Care Communities, Inc. Obligated
Group, Series 2021, 5.000%, 7/01/50
7/29 at 102.00 N/R 832,280
2,500 Kentucky Economic Development Finance Authority, Kentucky, Healthcare
Facilities Revenue Bonds, Rosedale Green Project, Refunding Series
2015, 5.750%, 11/15/45
11/25 at 100.00 N/R 2,306,975
6,760 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 Baa2 6,913,249
22,500 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2020A, 3.000%,
10/01/43, (UB) (5)
10/29 at 100.00 A 17,054,550
4,975 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 N/R 3,909,106
University of Louisville, Kentucky, Revenue Bonds, General
Reciepts Series 2020A:
5,945 2.625%, 9/01/46 - AGM Insured, (UB) (5) 9/28 at 100.00 A1 4,363,392
7,970 2.750%, 9/01/50 - AGM Insured, (UB) (5) 9/28 at 100.00 A1 5,705,883
92,255 Total Kentucky 79,740,490

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana - 1.1%
$ 35,130 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
7/23 at 100.00 N/R $ 35,407,176
4,350 Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A,
5.625%, 6/15/48, 144A
6/28 at 100.00 N/R 4,392,413
1,185 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A
11/28 at 100.00 N/R 1,225,563
5,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana,
LLC Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 A 4,065,600
2,905 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish
GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A
11/28 at 100.00 N/R 2,558,027
3,500 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Tammany
Parish GOMESA Project, Series 2020, 3.875%, 11/01/45, 144A
11/29 at 100.00 N/R 2,738,120
Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Terrebonne Parish GOMESA Project, Series 2018:
1,990 5.375%, 11/01/38, 144A 11/28 at 100.00 N/R 2,020,168
1,785 5.500%, 11/01/39, 144A 11/28 at 100.00 N/R 1,821,093
1,960 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Vermilion Parish
GOMESA Project, Green Series 2019, 4.625%, 11/01/38, 144A
11/28 at 100.00 N/R 1,859,628
4,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Student Housing Revenue Bonds,
Provident Group - ULM Properties LLC-University of Louisiana at Monroe
Project, Series 2019A, 5.000%, 7/01/54, 144A
7/29 at 100.00 Ba3 3,196,160
10,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westside Habilitation Center
Project, Refunding Series 2017A, 6.250%, 2/01/47, 144A
2/27 at 100.00 N/R 9,647,100
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Lake Charles College Prep Project, Series 2019A:
3,315 5.000%, 6/01/49, 144A 6/27 at 100.00 N/R 2,816,391
3,760 5.000%, 6/01/58, 144A 6/27 at 100.00 N/R 3,090,269
4,225 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/60, 144A
6/31 at 100.00 N/R 3,619,684
1,480 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Mentorship
STEAM Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/31 at 100.00 N/R 1,192,688
8,745 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 3.000%, 5/15/47, (UB) (5)
5/30 at 100.00 A3 6,694,210
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Young Audiences Charter School, Series 2019A:
3,600 5.000%, 4/01/49, 144A 4/27 at 100.00 N/R 2,982,132
3,965 5.000%, 4/01/57, 144A 4/27 at 100.00 N/R 3,176,044
14,220 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R 14,413,534
7,500 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2020A, 3.000%, 6/01/50 -
AGM Insured, (UB) (5)
6/30 at 100.00 AA 5,503,575

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 3,000 Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident
Group-Flagship Properties LLC - Louisiana State University Nicolson
Gateway Project, Series 2016A, 5.000%, 7/01/56
7/26 at 100.00 A3 $ 3,053,100
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Encore Academy Project, Series 2021A:
1,000 5.000%, 6/01/41, 144A 6/31 at 100.00 N/R 877,510
2,500 5.000%, 6/01/51, 144A 6/31 at 100.00 N/R 2,069,850
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Lincoln Preparatory School Project, Series 2022A:
815 6.375%, 6/01/52, 144A , (WI/DD, Settling 7/07/22) 6/31 at 100.00 N/R 816,304
1,530 6.500%, 6/01/62, 144A , (WI/DD, Settling 7/07/22) 6/31 at 100.00 N/R 1,525,532
Louisiana Public Facilities Authority, Revenue Bonds, Lake
Charles Charter Academy Foundation Project, Series
2011A:
365 7.750%, 12/15/31 8/22 at 100.00 N/R 365,763
7,425 8.000%, 12/15/41 8/22 at 100.00 N/R 7,439,479
Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017:
4,515 0.000%, 10/01/33 (6) No Opt. Call BBB 4,255,749
20,000 0.000%, 10/01/46 (6) 10/33 at 100.00 BBB 18,367,400
Louisiana Public Facilities Authority, Revenue Bonds,
Southwest Louisiana Charter Academy Foundation Project,
Series 2013A:
3,900 8.250%, 12/15/38 12/23 at 100.00 N/R 3,988,101
4,125 8.375%, 12/15/43 12/23 at 100.00 N/R 4,216,080
5,000 Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue
Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24,
(AMT), 144A (4)
No Opt. Call N/R 50
New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015:
5,000 5.000%, 6/01/40, (Pre-refunded 6/01/25), (UB) (5) 6/25 at 100.00 A (7) 5,393,600
8,660 5.000%, 6/01/45, (Pre-refunded 6/01/25), (UB) (5) 6/25 at 100.00 A (7) 9,341,715
New Orleans, Louisiana, Water Revenue Bonds, Series
2015:
4,000 5.000%, 12/01/40, (Pre-refunded 12/01/25), (UB) (5) 12/25 at 100.00 A- (7) 4,359,320
4,000 5.000%, 12/01/45, (Pre-refunded 12/01/25), (UB) (5) 12/25 at 100.00 A- (7) 4,359,320
11,220 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB- 12,445,673
Saint Tammany Public Trust Financing Authority, Louisiana,
Revenue Bonds, Christwood Project, Refunding Series
2015:
865 5.250%, 11/15/29 11/24 at 100.00 N/R 880,682
1,000 5.250%, 11/15/37 11/24 at 100.00 N/R 1,008,530
2,000 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, North Oaks Health System Project, Refunding Series 2021,
4.000%, 2/01/41
2/31 at 100.00 N/R 1,842,580
3,037 West Trace Community Development District, Westlake, Louisiana, Special
Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46
No Opt. Call N/R 2,592,474
216,572 Total Louisiana 201,618,387
Maine - 0.0%
13,115 Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal
Resources of Maine LLC Project, Green Series 2017, 0.000%, 12/15/33,
(AMT), 144A (4),(8)
12/26 at 100.00 N/R 182,298

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maine (continued)
$ 4,500 Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal
Resources of Maine LLC Project, Green Series 2019, 0.000%, 6/15/34
(4),(8)
12/26 at 100.00 N/R $ 62,550
4,850 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.300%, 11/15/46, (UB) (5)
11/30 at 100.00 AA+ 3,373,806
3,950 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade
Corporation Project, Series 2001, 6.875%, 10/01/26, (AMT)
8/22 at 100.00 B1 3,949,921
26,415 Total Maine 7,568,575
Maryland - 1.7%
Anne Arundel County, Maryland, Special Tax District
Revenue Bonds, Villages at Two Rivers Projects, Series
2014:
1,310 4.900%, 7/01/30 7/24 at 100.00 N/R 1,313,183
1,035 5.125%, 7/01/36 7/24 at 100.00 N/R 1,040,517
1,840 5.250%, 7/01/44 7/24 at 100.00 N/R 1,849,954
9,260 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/46
9/27 at 100.00 CCC 8,499,476
1,500 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A, 5.500%, 6/01/43
6/26 at 100.00 N/R 1,490,700
2,040 Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research
Park Project, Series 2017A, 5.000%, 9/01/38
9/27 at 100.00 N/R 2,061,094
3,030 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2016, 5.125%, 6/01/43
6/26 at 100.00 N/R 3,033,545
2,000 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C, 4.000%,
7/01/50
7/30 at 100.00 N/R 1,727,400
3,715 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R 3,577,768
Howard County, Maryland, Special Obligation Bonds,
Annapolis Junction Town Center Project, Series 2014:
725 5.800%, 2/15/34 2/24 at 100.00 N/R 726,377
1,000 6.100%, 2/15/44 2/24 at 100.00 N/R 1,002,040
3,150 Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A, 4.500%, 2/15/47, 144A
2/26 at 100.00 N/R 2,825,582
4,970 Maryland Community Development Administration, 2.150%, 9/01/43, (UB)
(5)
3/30 at 100.00 AA 3,412,501
19,010 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
8/22 at 100.00 BB- 19,052,773
Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A:
1,650 2.500%, 12/01/22 (4) No Opt. Call N/R 990,000
90,070 2.500%, 12/01/31 (4) 8/22 at 100.00 N/R 54,042,000
4,500 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 2.625%,
12/01/31 (4)
8/22 at 100.00 N/R 2,700,000
Maryland Economic Development Corporation, Special
Obligation Bonds, Metro Centre Owings Mills Project,
Series 2017:
3,000 4.375%, 7/01/36 1/27 at 100.00 N/R 2,831,100
4,460 4.500%, 7/01/44 1/27 at 100.00 N/R 4,087,501

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 1,000 Maryland Economic Development Corporation, Special Obligation Bonds,
Port Covington Project, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 N/R $ 815,920
Maryland Health and HIgher Educational Facilities
Authority, Revenue Bonds, Greater Baltimore Medical
Center, Series 2021A:
6,210 2.500%, 7/01/51, (UB) (5) 7/31 at 100.00 N/R 3,978,499
20,385 3.000%, 7/01/51, (UB) (5) 7/31 at 100.00 A 14,751,605
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, Green Street Academy, Series
2017A:
1,000 5.125%, 7/01/37, 144A 7/27 at 100.00 N/R 988,150
1,800 5.250%, 7/01/47, 144A 7/27 at 100.00 N/R 1,722,762
1,530 5.375%, 7/01/52, 144A 7/27 at 100.00 N/R 1,475,930
20,440 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42, (UB) (5)
2/25 at 100.00 A 21,069,961
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, MedStar Health Issue, Series
2017A:
34,180 5.000%, 5/15/45, (UB) (5) 5/27 at 100.00 A 35,830,552
17,070 4.000%, 5/15/47, (UB) (5) 5/27 at 100.00 A 15,854,104
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, MedStar Health Issue, Tender
Option Bond Trust 2015-XF1021:
2,495 15.319%, 8/15/42, 144A, (IF) (5) 2/25 at 100.00 A 2,802,159
19,710 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Taxable Series
2017D, 4.000%, 7/01/48, (UB) (5)
1/28 at 100.00 A 18,464,919
5,560 Maryland Stadium Authority Built to Learn Revenue, 3.000%, 6/01/41, (UB)
(5)
6/31 at 100.00 A1 4,609,184
18,565 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2021, 4.000%, 6/01/46, (UB) (5)
6/31 at 100.00 N/R 18,185,160
13,420 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2022A, 4.000%, 6/01/52, (UB)
6/32 at 100.00 N/R 12,944,261
20,155 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Bonds, Hillside Senior Living Apartments, Series
2018, 4.950%, 2/01/60, (Mandatory Put 3/01/36), 144A
3/34 at 100.00 N/R 18,005,369
415 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021C, 2.850%,
1/01/51
7/30 at 100.00 N/R 305,834
6,000 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021C, 2.850%,
1/01/51, (UB)
7/30 at 100.00 N/R 4,421,700
19,970 Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit
Group, Series 2015, 5.000%, 12/01/44, (UB) (5)
6/25 at 100.00 AA- 20,556,719
5,100 Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46,
144A
1/26 at 100.00 N/R 5,171,553
Washington Suburban Sanitary District, Montgomery and
Prince George's Counties, Maryland, General Obligation
Bonds, Consolidated Public Improvement, Green Second
Series 2019B:
1,775 3.000%, 6/01/47, (UB) (5) 6/29 at 100.00 AAA 1,474,723
1,085 3.000%, 6/01/49, (UB) (5) 6/29 at 100.00 AAA 891,046
376,130 Total Maryland 320,583,621

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts - 0.7%
$ 6,880 Attleboro, Massachusetts, General Obligation Bonds, School Project,
Series 2020, 2.625%, 10/15/50, (UB) (5)
10/28 at 100.00 AA $ 4,846,134
10,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 4.000%, 7/01/51, (UB)
7/31 at 100.00 Aa3 9,720,800
Massachusetts Development Finance Agency, Revenue
Bonds, Loomis Communities, Series 2013A:
1,245 6.000%, 1/01/33, (Pre-refunded 1/01/23) 1/23 at 100.00 N/R (7) 1,271,680
1,255 6.000%, 1/01/33, (Pre-refunded 7/01/23) 1/23 at 100.00 N/R (7) 1,307,547
7,500 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2014, 5.125%, 7/01/44
7/24 at 100.00 BBB- 7,628,325
16,000 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2015-O1, 5.000%, 7/01/45, (UB) (5)
7/25 at 100.00 AA- 16,593,120
7,055 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2015-O2, 4.000%, 7/01/45
7/25 at 100.00 N/R 6,920,955
15,235 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2020C, 3.000%, 10/01/45 - AGM Insured, (UB) (5)
10/30 at 100.00 BBB+ 12,135,287
13,930 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue K, Series 2017B, 4.250%, 7/01/46, (AMT), (UB) (5)
7/26 at 100.00 A 14,042,555
5,000 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue M, Subordinate Series 2021C, 3.000%, 7/01/51, (AMT)
7/31 at 100.00 BBB 3,557,900
10,130 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2016B,
4.000%, 7/01/46, (AMT), (UB) (5)
7/26 at 100.00 AA- 9,626,438
15,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2018D, 4.000%, 5/01/48, (UB)
5/28 at 100.00 AA 14,925,600
810 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2020C, 3.000%, 3/01/47, (UB)
3/30 at 100.00 AA 658,530
49,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2021B, 2.125%, 4/01/51, (UB) (5)
4/31 at 100.00 AA 30,345,700
159,040 Total Massachusetts 133,580,571
Michigan - 1.5%
1,155 Advanced Technology Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/44
11/27 at 102.00 BB 1,091,105
1,050 Chandler Park Academy, Michigan, Public School Academy Charter
School Revenue Bonds, Series 2005, 5.125%, 11/01/30
8/22 at 100.00 BBB- 1,050,011
1,955 Concord Academy, Boyne City, Michigan, Certificates of Participation,
Series 2007, 5.600%, 11/01/36
8/22 at 100.00 N/R 1,714,555
Conner Creek Academy East, Michigan, Public School
Revenue Bonds, Series 2007:
2,580 5.000%, 11/01/26 8/22 at 100.00 B 2,392,795
3,750 5.250%, 11/01/31 8/22 at 100.00 B 3,204,413
3,840 5.250%, 11/01/36 8/22 at 100.00 B 2,984,333
Detroit Academy of Arts and Sciences, Michigan, Public
School Academy Revenue Bonds, Refunding Series 2013:
2,615 6.000%, 10/01/33 10/23 at 100.00 N/R 2,562,465
4,110 6.000%, 10/01/43 10/23 at 100.00 N/R 3,870,099
8,325 Detroit Community High School, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 5.000%, 11/01/35
11/28 at 100.00 N/R 6,753,240
62,500 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
8/22 at 100.00 N/R 50,185,000
159 Detroit, Wayne County, Michigan, General Obligation Bonds, Series
2003A, 5.250%, 4/01/23
8/22 at 100.00 N/R 159,099

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 3,500 Flint International Academy, Michigan, Public School Academy Revenue
Bonds, Series 2007, 5.750%, 10/01/37
8/22 at 100.00 BB $ 3,499,720
41,005 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 4.000%, 11/01/48, (UB) (5)
11/28 at 100.00 Aa3 38,982,223
3,500 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Aquinas College Project, Refunding Series 2021,
5.000%, 5/01/46
5/31 at 100.00 N/R 3,144,750
Michigan Finance Authority, Hospital Revenue Bonds,
McLaren Health Care, Refunding Series 2019A:
16,165 4.000%, 2/15/44, (UB) (5) 8/29 at 100.00 A1 15,511,287
5,000 4.000%, 2/15/47, (UB) (5) 8/29 at 100.00 A1 4,716,350
23,700 4.000%, 2/15/50, (UB) (5) 8/29 at 100.00 A1 22,209,981
10,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI, 4.000%, 12/01/45
6/26 at 100.00 N/R 9,434,500
13,710 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2019A-MI, 3.000%, 12/01/49, (UB) (5)
12/29 at 100.00 AA- 10,610,306
830 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019,
5.000%, 2/01/33
2/27 at 102.00 BB+ 831,809
1,390 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Creative Montessori Academy Project, Series 2011,
7.000%, 5/01/31
8/22 at 100.00 BBB- 1,390,389
Michigan Finance Authority, Public School Academy
Limited Obligation Revenue Bonds, Holly Academy Project,
Refunding Series 2021:
905 4.000%, 12/01/41 12/31 at 100.00 N/R 749,937
1,000 4.000%, 12/01/51 12/31 at 100.00 N/R 765,830
Michigan Finance Authority, Public School Academy
Limited Obligation Revenue Bonds, Hope Academy
Project, Refunding Series 2021:
2,705 4.400%, 4/01/31, 144A 4/28 at 100.00 N/R 2,327,274
4,645 4.900%, 4/01/41, 144A 4/28 at 100.00 N/R 3,610,605
Michigan Finance Authority, Public School Academy
Limited Obligation Revenue Bonds, Madison Academy
Project, Refunding Series 2021:
1,000 4.250%, 12/01/39 12/27 at 100.00 N/R 807,860
1,000 5.000%, 12/01/46 12/27 at 100.00 N/R 837,910
400 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%,
12/01/40
8/22 at 100.00 BB- 396,160
10,895 Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 N/R 8,904,592
5,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts, Taxable Series 2020B, 0.000%, 6/01/45
No Opt. Call BBB- 1,074,400
Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2015A:
6,675 4.350%, 10/01/45, (UB) (5) 10/24 at 100.00 AA 6,617,929
13,525 4.600%, 4/01/52, (UB) (5) 10/24 at 100.00 AA 13,549,886
840 Michigan Public Educational Facilities Authority, Charter School Revenue
Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37
8/22 at 100.00 N/R 840,076
1,915 Michigan Public Educational Facilities Authority, Charter School Revenue
Bonds, American Montessori Academy, Series 2017, 7.000%, 12/01/46
12/27 at 100.00 N/R 1,899,335

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 1,505 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds,  Chandler Park Academy Project, Series 2008, 6.500%,
11/01/35
8/22 at 100.00 BBB- $ 1,505,858
10,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2019-I, 4.000%, 4/15/54, (UB) (5)
10/29 at 100.00 AA- 9,236,400
9,990 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Series 2021I, 4.000%, 10/15/56, (UB)
10/31 at 100.00 N/R 9,290,500
590,580 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series
2008C, 0.000%, 6/01/58
6/33 at 11.41 N/R 27,202,115
3,625 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, First Subordinate Capital Appreciation
Series 2007B, 0.000%, 6/01/52
7/22 at 11.92 CCC- 381,314
50,000 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Taxable Capital Appreciation Turbo Term
Series 2008B, 0.000%, 6/01/46
7/22 at 13.71 N/R 5,445,500
Renaissance Public School Academy, Michigan, Public
School Academy Revenue Bonds, Series 2012A:
745 5.500%, 5/01/27 8/22 at 100.00 BB 745,052
1,565 6.000%, 5/01/37 8/22 at 100.00 BB 1,565,344
1,325 Saline Economic Development Corporation, Michigan, Limited Obligation
Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series
2012, 5.250%, 6/01/32
8/22 at 100.00 BB 1,291,001
650 Summit Academy North, Michigan, Revenue Bonds, Public School
Academy, Refunding Series 2021, 4.000%, 11/01/41
11/28 at 103.00 N/R 558,428
2,295 Summit Academy, Michigan, Revenue Bonds, Public School Academy
Series 2005, 6.375%, 11/01/35
8/22 at 100.00 B+ 2,295,069
933,624 Total Michigan 288,196,805
Minnesota - 0.9%
Anoka, Minnesota, Health Care and Housing Facility
Revenue Bonds, The Homestead at Anoka, Inc. Project,
Series 2014:
1,200 5.375%, 11/01/34 11/24 at 100.00 N/R 1,198,296
1,000 5.125%, 11/01/49 11/24 at 100.00 N/R 890,420
Bethel, Minnesota Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2018A:
3,040 5.000%, 7/01/38 7/26 at 102.00 N/R 2,827,686
1,570 5.000%, 7/01/53 7/26 at 102.00 N/R 1,354,125
9,235 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Series 2021A, 5.000%, 6/15/56
6/29 at 102.00 N/R 6,926,804
1,315 Bethel, Minnesota, Charter School Lease Revenue Bonds, Partnership
Academy Project, Series 2022, 6.000%, 7/01/57
7/26 at 102.00 N/R 1,259,507
Brooklyn Park, Minnesota, Charter School Lease Revenue
Bonds, Athlos Leadership Academy Project, Series 2015A:
750 5.500%, 7/01/40 7/25 at 100.00 N/R 742,395
1,420 5.750%, 7/01/46 7/25 at 100.00 N/R 1,419,986
2,000 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie
Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/39
3/25 at 100.00 BB- 1,895,860
City of Ham Lake, Minnesota, Charter School Lease
Revenue Bonds, DaVinci Academy Project,Series 2016A:
700 5.000%, 7/01/36 7/24 at 102.00 N/R 711,879
2,510 5.000%, 7/01/47 7/24 at 102.00 N/R 2,517,153

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Columbia Heights, Minnesota, Charter School Lease
Revenue Bonds, Prodeo Academy Project, Series 2019A:
$ 6,000 5.000%, 7/01/49 7/27 at 102.00 N/R $ 5,286,360
2,000 5.000%, 7/01/54 7/27 at 102.00 N/R 1,733,420
Columbus, Minnesota, Charter School Lease Revenue
Bonds, New Millennium Academy Project, Series 2015A:
1,050 5.500%, 7/01/30 7/25 at 100.00 B 973,623
6,200 5.875%, 7/01/40 7/25 at 100.00 B 5,440,810
5,000 6.000%, 7/01/45 7/25 at 100.00 B 4,325,500
1,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 5.500%, 7/01/50
7/25 at 100.00 BB+ 1,017,320
Deephaven, Minnesota, Charter School Lease Revenue
Bonds, Seven Hills Preparatory Academy Project, Series
2017A:
1,000 5.000%, 10/01/37 10/24 at 100.00 N/R 937,970
1,700 5.000%, 10/01/49 10/24 at 100.00 N/R 1,499,995
2,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 5.375%, 8/01/50
8/27 at 102.00 BB+ 2,023,940
Greenwood, Minnesota, Charter School Lease Revenue
Bonds, Main Street School of Performing Arts Project,
Series 2016A:
2,360 5.000%, 7/01/36 7/26 at 100.00 N/R 2,234,849
4,925 5.000%, 7/01/47 7/26 at 100.00 N/R 4,349,366
2,575 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 5.000%, 11/01/47
11/26 at 100.00 BB 2,485,184
2,000 Hayward, Minnesota, Health Care Facilities Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2014, 5.750%,
2/01/44
8/24 at 100.00 N/R 1,749,760
Hugo, Minnesota, Charter School Lease Revenue Bonds,
Noble Academy Project, Series 2014A:
810 5.000%, 7/01/34 7/24 at 100.00 BB 812,576
2,965 5.000%, 7/01/44 7/24 at 100.00 BB 2,868,963
1,870 Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon
Academy Project, Series 2016A, 5.000%, 7/01/48
7/26 at 100.00 N/R 1,604,591
10,600 Independence, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2021A, 5.000%, 7/01/56, 144A
7/27 at 100.00 N/R 7,663,800
600 Independence, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Taxable Series 2021B, 6.000%, 7/01/28
No Opt. Call N/R 563,034
2,285 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29,
(AMT)
8/22 at 100.00 B1 2,284,954
1,190 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.500%, 6/01/57
6/32 at 100.00 N/R 1,209,004
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Friendship Academy of the Arts Project, Series
2019A:
1,385 5.250%, 12/01/43, 144A 12/27 at 100.00 N/R 1,287,399
2,000 5.250%, 12/01/52, 144A 12/27 at 100.00 N/R 1,799,000
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Hiawatha Academies Project, Series 2016A:
1,000 5.000%, 7/01/36 7/24 at 102.00 N/R 1,002,500
2,640 5.000%, 7/01/47 7/24 at 102.00 N/R 2,570,172

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 1,110 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast
College Prep Project, Series 2020A, 5.000%, 7/01/55
7/30 at 100.00 N/R $ 962,659
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Series 2017A:
1,080 6.000%, 7/01/32, 144A 7/27 at 100.00 N/R 1,114,657
1,250 6.250%, 7/01/37, 144A 7/27 at 100.00 N/R 1,290,400
5,510 6.500%, 7/01/48, 144A 7/27 at 100.00 N/R 5,672,545
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Twin Cities International Schools Project, Series
2017A:
1,680 5.000%, 12/01/37, 144A 12/27 at 100.00 N/R 1,688,602
5,625 5.000%, 12/01/47, 144A 12/27 at 100.00 N/R 5,451,637
Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A:
500 5.000%, 9/01/34 9/24 at 100.00 BB- 485,775
1,840 5.000%, 9/01/44 9/24 at 100.00 BB- 1,705,110
2,000 Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester
Math & Science Academy Project, Series 2018A, 5.125%, 9/01/38
9/28 at 100.00 N/R 1,702,500
Saint Cloud, Minnesota, Charter School Lease Revenue
Bonds, Stride Academy Project, Series 2016A:
2,025 5.000%, 4/01/36 4/26 at 100.00 N/R 1,632,555
3,085 5.000%, 4/01/46 4/26 at 100.00 N/R 2,232,707
2,500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Refunding Series 2015A, 5.000%, 12/01/46
12/24 at 100.00 BBB- 2,519,275
21,815 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2016A, 5.750%, 7/01/47, 144A
7/26 at 100.00 N/R 21,837,688
1,500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series 2017A,
5.500%, 7/01/52, 144A
7/27 at 100.00 N/R 1,514,940
4,750 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A, 5.000%, 9/01/55
9/30 at 100.00 BB+ 4,492,883
5,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project,
Series 2020A, 5.000%, 12/01/55
12/28 at 102.00 BB 4,163,900
1,100 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Math & Science Academy Charter School
Project, Series 2021A, 4.000%, 6/01/56, 144A
6/29 at 102.00 N/R 771,815
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School
Project, Series 2018A:
1,200 5.000%, 6/15/38, 144A 6/25 at 100.00 N/R 1,208,772
1,285 5.000%, 6/15/48, 144A 6/25 at 100.00 N/R 1,279,397
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Series 2015A:
40 5.000%, 7/01/35 7/25 at 100.00 BB 40,330
1,715 5.300%, 7/01/45 7/25 at 100.00 BB 1,732,888
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School,
Series 2013A, 5.000%, 7/01/44
7/23 at 100.00 BB 1,001,230

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Saint Paul Housing and Redevelopment Authority,
Minnesota, Collateralized Multifamily Housing Revenue
Bonds, Marian Center Project, Series 2007A:
$ 845 5.300%, 11/01/30 8/22 at 100.00 N/R $ 817,343
1,225 5.375%, 5/01/43 8/22 at 100.00 N/R 1,095,750
2,150 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Hope Community Academy Project, Series 2015A,
5.000%, 12/01/43
12/24 at 100.00 BB 1,890,280
6,875 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT), 144A
10/22 at 100.00 BBB- 6,748,088
1,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
1/23 at 100.00 N/R 896,620
4,795 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy
Project, Series 2016A, 5.125%, 10/01/48
10/26 at 100.00 N/R 4,630,292
Spring Lake Park, Minnesota, Charter School Lease
Revenue Bonds, Excell Academy for Higher Learning Inc.,
Series 2019A:
1,125 5.000%, 6/15/49 6/27 at 100.00 N/R 1,081,935
1,595 5.000%, 6/15/54 6/27 at 100.00 N/R 1,516,925
Stillwater, Minnesota, Multifamily Housing Revenue Bonds,
Orleans Homes LP, Series 2007:
840 5.250%, 2/01/27, (AMT) 8/22 at 100.00 N/R 840,118
800 5.500%, 2/01/42, (AMT) 8/22 at 100.00 N/R 775,728
Winona Port Authority, Minnesota, Charter School Lease
Revenue Bonds, Bluffview Montessori School Project,
Refunding Series 2016:
315 4.500%, 6/01/36 6/24 at 100.00 N/R 273,807
730 4.750%, 6/01/46 6/24 at 100.00 N/R 609,222
179,800 Total Minnesota 165,146,574
Mississippi - 0.1%
5,425 Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Series
2019A, 4.250%, 10/15/49, (Mandatory Put 10/15/39), 144A
10/26 at 100.00 N/R 4,198,462
8,000 Mississippi Business Finance Corporation, Revenue Bonds, System Energy
Resources, Inc. Project, Refunding Series 2021, 2.375%, 6/01/44, (UB)
(5)
6/26 at 100.00 Baa1 5,414,400
1,053 Mississippi Home Corporation, Multifamily Housing Revenue Bonds,
Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34,
(AMT)
8/22 at 100.00 N/R 955,074
14,478 Total Mississippi 10,567,936
Missouri - 1.7%
1,000 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
5.250%, 6/01/39
6/24 at 100.00 N/R 872,840
6,809 Branson Industrial Development Authority, Missouri, Tax Increment
Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding
Series 2017B, 5.000%, 11/01/29, 144A
8/22 at 100.00 N/R 5,438,870
155 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
3/23 at 103.00 Ba1 162,322

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Fulton, Missouri, Tax Increment Revenue Bonds, Fulton
Commons Redevelopment Project, Series 2006:
$ 2,902 5.000%, 6/01/28 (4) 8/22 at 100.00 N/R $ 1,915,052
1,900 Hanley/Eager Road Transportation Development District, Missouri,
Revenue Bonds, Refunding Series 2016A, 4.000%, 3/01/42
8/22 at 100.00 N/R 1,572,060
Joplin Industrial Development Authority, Missouri, Sales
Tax Revenue Bonds, 32nd Street Place Community
Improvement District Project, Series 2021:
730 3.500%, 11/01/40 11/28 at 100.00 N/R 626,070
1,500 4.250%, 11/01/50 11/28 at 100.00 N/R 1,228,605
3,860 Kansas City Industrial Development Authority, Missouri, Revenue Bonds,
Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A
9/24 at 103.00 N/R 3,256,373
Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center
Community Improvement District, Senior Refunding &
Improvement Series 2016:
775 5.000%, 4/01/36, 144A 4/26 at 100.00 N/R 718,146
3,140 5.000%, 4/01/46, 144A 4/26 at 100.00 N/R 2,737,797
4,758 Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District,
Subordinate Refunding & Improvement Series 2016, 8.000%, 4/15/46,
144A
4/26 at 100.00 N/R 4,142,077
1,200 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding
Series 2017A, 5.250%, 5/15/42
5/27 at 100.00 BB 1,129,404
635 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds,
Refunding Series 2015A, 5.750%, 4/01/55
8/22 at 100.00 N/R 513,501
3,312 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds,
Refunding Taxable Series 2015B, 0.000%, 4/01/55
8/22 at 100.00 N/R 2,980,633
Lees Summit Industrial Development Authority, Missouri,
Special Assessment and Sales Tax Revenue Bonds, Summit
Fair Community Improvement District Project, Series 2012:
825 5.000%, 5/01/35 8/22 at 100.00 N/R 749,108
2,365 6.000%, 5/01/42 8/22 at 100.00 N/R 2,124,882
2,500 Lee's Summit, Missouri, Special Obligation Tax Increment and Special
District Improvement Bonds, Summit Fair Project, Refunding Series
2017, 4.875%, 11/01/37, 144A
11/27 at 100.00 N/R 2,255,825
Liberty, Missouri, Special Obligation Tax Increment and
Special Districts Bonds, Liberty Commons Project, Series
2015A:
4,200 5.750%, 6/01/35, 144A 6/25 at 100.00 N/R 3,865,386
3,965 6.000%, 6/01/46, 144A 6/25 at 100.00 N/R 3,596,850
7,095 Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Subordinate Lien Series 2015B,
8.500%, 6/15/46, 144A
6/25 at 100.00 N/R 6,468,511
1,000 M150 and 135th Street Transporation Development District, Kansas
City, Missouri, Transportation Sales Tax Revenue Bonds, Series 2020A,
4.250%, 10/01/43
10/27 at 100.00 N/R 836,420
38,395 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc, Series 2018A, 4.000%,
11/15/48, (UB) (5)
5/28 at 100.00 A+ 36,006,447
14,580 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/01/48), (UB) (5)
1/28 at 100.00 AA 13,735,672

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 12,750 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48, (UB) (5)
11/23 at 100.00 A2 $ 12,979,500
30,120 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2019A, 4.000%, 11/15/49, (UB) (5)
5/29 at 100.00 A2 28,110,996
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Tender Option Bond
Trust 2015-XF1015:
5,085 15.433%, 11/15/48, 144A, (IF) (5) 11/23 at 100.00 A2 5,451,069
24,945 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2017C, 4.000%, 11/15/49, (UB) (5)
11/27 at 100.00 A+ 22,955,387
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series
2019A:
1,925 4.000%, 2/15/44, (UB) (5) 2/29 at 100.00 A1 1,887,039
9,815 4.000%, 2/15/49, (UB) (5) 2/29 at 100.00 A1 9,467,745
6,580 4.000%, 2/15/54, (UB) (5) 2/29 at 100.00 A1 6,262,910
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Children's Mercy Hospital, Series 2017A:
9,500 4.000%, 5/15/42, (UB) (5) 5/25 at 102.00 A+ 9,323,015
41,750 4.000%, 5/15/48, (UB) (5) 5/25 at 102.00 A+ 39,487,985
3,185 Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2021, 4.000%, 10/01/44
10/31 at 100.00 N/R 2,473,790
1,470 North Outer Forty Transportation Development District, Chesterfield,
Missouri, Transportation Development Revenue Notes, Refunding Series
2021A, 4.000%, 12/01/46
No Opt. Call N/R 1,072,888
1,660 Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria
Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28
5/23 at 100.00 N/R 1,625,406
3,455 Saint Charles County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, O'Fallon Retail Walk Community Improvement District
Project, Series 2017A, 6.250%, 12/01/36, 144A
12/26 at 100.00 N/R 3,172,070
3,000 Saint Charles County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Wentzville Parkway Regional Community Improvement
District Project, Series 2019B, 4.250%, 11/01/49, 144A
11/29 at 102.00 N/R 2,397,450
Saint Louis County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Nazareth Living
Center, Series 2015A:
600 5.000%, 8/15/35 8/25 at 100.00 N/R 583,104
1,800 5.125%, 8/15/45 8/25 at 100.00 N/R 1,666,512
3,215 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 N/R 3,217,315
Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A:
9,330 4.000%, 12/01/42, (UB) 12/30 at 100.00 N/R 9,053,086
10,210 4.000%, 12/01/44, (UB) 12/30 at 100.00 N/R 9,759,637
10,620 4.000%, 12/01/45, (UB) 12/30 at 100.00 N/R 10,079,123
8,465 4.250%, 12/01/46, (UB) 12/30 at 100.00 N/R 8,269,289
10,885 4.000%, 12/01/47, (UB) 12/30 at 100.00 N/R 10,177,366
Saint Louis Industrial Development Authority, Missouri,
Confluence Academy Project, Series 2007A:
815 5.250%, 6/15/25 8/22 at 100.00 N/R 795,481
5,700 5.350%, 6/15/32 8/22 at 100.00 N/R 5,194,182
1,664 Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts
Project, Series 2007, 3.850%, 9/01/27 (4)
9/22 at 100.00 N/R 366,080

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 526 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City
Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26
8/22 at 100.00 N/R $ 522,544
2,381 Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette
Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28
8/22 at 100.00 N/R 1,285,740
1,170 Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand
Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%,
12/11/29
8/22 at 100.00 N/R 760,500
5,100 Shrewsbury, Missouri, Tax Increment and Improvement District Revenue
Bonds, Kenrick Plaza Redevelopment Project, Series 2016, 4.000%,
5/01/36, 144A
5/25 at 100.00 N/R 4,627,383
293 St Louis, Missouri, Tax Increment Financing District Revenue Bonds,
Gaslight Square East Project, Series 2006, 5.500%, 1/22/28
9/22 at 100.00 N/R 265,199
2,205 St Louis, Missouri, Tax Increment Financing District Revenue Bonds,
Printers Lofts Project, Series 2006, 3.900%, 8/21/26 (4)
No Opt. Call N/R 441,000
135 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
3/23 at 103.00 Ba1 141,249
10,100 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 4.750%, 11/15/47
11/26 at 100.00 N/R 8,190,999
1,100 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series
2020A, 3.875%, 4/01/47
4/28 at 100.00 N/R 899,283
349,155 Total Missouri 319,895,173
Montana - 0.1%
500 Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds,
Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/37
5/25 at 102.00 N/R 496,905
7,070 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2021A, 3.000%, 6/01/50
6/31 at 100.00 A 5,482,078
8,000 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2021A, 3.000%, 6/01/50, (UB) (5)
6/31 at 100.00 A 6,203,200
15,570 Total Montana 12,182,183
Nebraska - 0.1%
Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health
System, Tender Option Bond Trust 2015-XF1042:
960 15.624%, 11/01/45, 144A, (IF) (5) 11/25 at 100.00 A 1,046,976
1,545 15.608%, 11/01/48, 144A, (IF) (5) 11/25 at 100.00 A 1,669,110
10,460 University of Nebraska Facilities Corporation, Nebraska, Facilities Program
Bonds, Series 2021A, 4.000%, 7/15/62, (UB) (5)
7/31 at 100.00 AA 9,883,340
12,965 Total Nebraska 12,599,426
Nevada - 1.6%
860 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/35
8/25 at 100.00 N/R 871,868
12,522 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2017B, 5.125%, 12/15/37, (AMT), 144A
12/27 at 100.00 N/R 9,712,605

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
Director of Nevada State Department of Business &
Industry, Environmental Improvement Revenue Bonds,
Fulcrum Sierra BioFuels LLC Project, Green Series 2018:
$ 2,865 5.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R $ 2,254,497
15,720 6.950%, 2/15/38, (AMT), 144A 8/28 at 100.00 N/R 14,417,912
9,500 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R 8,450,725
Director of Nevada State Department of Business &
Industry, Environmental Improvement Revenue Bonds,
Fulcrum Sierra BioFuels LLC Project, Series 2017:
11,130 5.875%, 12/15/27, (AMT), 144A No Opt. Call N/R 11,563,180
81,345 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R 75,058,658
36,390 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 N/R 29,437,327
Director of the State of Nevada Department of Business
and Industry, Charter School Lease Revenue Bonds,
Somerset Academy, Series 2015:
1,000 5.000%, 12/15/35, 144A 12/25 at 100.00 BB 1,010,350
2,520 5.125%, 12/15/45, 144A 12/25 at 100.00 BB 2,538,472
1,500 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2018A, 5.000%, 12/15/48, 144A
12/25 at 100.00 BB 1,486,905
Henderson Public Improvement Trust, Nevada, Revenue
Bonds, Touro College and Unversity System, Series 2014A:
2,630 5.500%, 1/01/39 7/24 at 100.00 BBB- 2,662,507
3,000 5.500%, 1/01/44 7/24 at 100.00 BBB- 3,029,550
Henderson, Nevada, Local Improvement District No. T-20
Rainbow Canyon, Local Improvement Bonds, Series 2018:
795 5.000%, 9/01/38 9/28 at 100.00 N/R 803,888
7,630 5.375%, 9/01/48 9/28 at 100.00 N/R 7,733,005
Las Vegas Convention and Visitors Authority, Nevada,
Convention Center Expansion Revenue Bonds, Series
2018B:
1,660 5.000%, 7/01/36 7/28 at 100.00 A 1,813,766
1,000 5.000%, 7/01/37 7/28 at 100.00 A 1,090,190
1,000 5.000%, 7/01/38 7/28 at 100.00 A 1,088,260
5,000 5.000%, 7/01/43 7/28 at 100.00 A 5,412,750
55,685 4.000%, 7/01/49, (UB) (5) 7/28 at 100.00 A 55,027,917
1,010 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/35
12/25 at 100.00 N/R 1,024,332
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 26, Series
2017:
440 4.375%, 6/01/42 6/27 at 100.00 N/R 411,888
520 4.500%, 6/01/47 6/27 at 100.00 N/R 481,260
1,495 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 815 Summerlin Village 25, Series 2020, 5.000%, 12/01/49
12/30 at 100.00 N/R 1,466,490
3,000 Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park
Tourism Improvement District, Series 2016, 4.375%, 6/15/35, 144A
7/22 at 100.00 N/R 2,722,050
1,415 Mesquite, Nevada, Local Improvement Bonds, Special Improvement
District 07-01 Anthem at Mesquite, Refunding Series 2016, 4.250%,
8/01/37
8/26 at 100.00 N/R 1,313,927

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
Nevada System of Higher Education, Certificates of
Participation, Series 2020A:
$ 5,190 3.000%, 7/01/45, (UB) (5) 7/29 at 100.00 AA- $ 4,062,421
11,625 3.000%, 7/01/50, (UB) (5) 7/29 at 100.00 AA- 8,754,322
1,300 Neveda State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series
2017A, 5.000%, 7/15/47, 144A
7/25 at 100.00 BB+ 1,263,808
North Las Vegas, Nevada, Local Improvement Bonds,
Special Improvement District 65 Northern Beltway
Commercial Area, Series 2017:
2,010 5.000%, 12/01/37, 144A 12/27 at 100.00 N/R 2,048,632
4,100 5.000%, 12/01/47, 144A 12/27 at 100.00 N/R 4,120,500
3,500 Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation
Bonds, Series 2007C, 5.400%, 6/01/27
8/22 at 100.00 N/R 3,364,305
134,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018C, 0.000%, 7/01/58, 144A
7/38 at 31.26 N/R 16,200,600
90,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018D, 0.000%, 7/01/58, 144A
7/28 at 13.65 N/R 8,671,500
513,357 Total Nevada 291,370,367
New Hampshire - 0.1%
Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B:
625 0.000%, 1/01/23 - ACA Insured No Opt. Call B3 613,069
50 0.000%, 1/01/25 - ACA Insured No Opt. Call B3 45,108
370 0.000%, 1/01/27 - ACA Insured No Opt. Call B3 304,602
730 0.000%, 1/01/29 - ACA Insured No Opt. Call B3 544,135
3,320 0.000%, 1/01/30 - ACA Insured No Opt. Call B3 2,347,871
14,030 New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Dartmouth-Hitchcock Obligated Group, Series 2014B, 4.000%, 8/01/33,
(UB) (5)
8/24 at 100.00 A 14,063,531
19,125 Total New Hampshire 17,918,316
New Jersey - 2.4%
4,920 Atlantic City, Atlantic County, New Jersey, General Obligation Bonds, Tax
Appeal Refunding Series 2017A, 5.000%, 3/01/42 - BAM Insured, (UB)
(5)
3/27 at 100.00 Baa1 5,249,935
7,545 Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal
Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35, (AMT)
8/22 at 100.00 B 6,484,249
2,370 Middlesex County Improvement Authority, New Jersey, Senior Revenue
Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A,
5.125%, 1/01/37 (4)
8/22 at 100.00 Caa3 1,427,261
New Jersey Economic Development Authority, Charter
School Revenue Bonds, Greater Brunswick Charter School,
Series 2014A:
850 5.625%, 8/01/34, 144A 8/24 at 100.00 N/R 856,468
1,530 5.875%, 8/01/44, 144A 8/24 at 100.00 N/R 1,544,581
1,000 6.000%, 8/01/49, 144A 8/24 at 100.00 N/R 1,010,980
New Jersey Economic Development Authority, Charter
School Revenue Bonds, Teaneck Community Charter
School, Series 2017A:
1,120 5.000%, 9/01/37, 144A 9/27 at 100.00 BB 1,102,394
2,325 5.125%, 9/01/52, 144A 9/27 at 100.00 BB 2,220,189

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014:
$ 1,075 5.000%, 1/01/34 1/24 at 100.00 N/R $ 1,036,751
1,675 5.250%, 1/01/44 1/24 at 100.00 N/R 1,590,212
2,500 New Jersey Economic Development Authority, Lease Revenue Bonds,
State Government Buildings-Health Department & Taxation Division
Office Project, Series 2018A, 5.000%, 6/15/47, (UB) (5)
12/27 at 100.00 BBB 2,587,125
New Jersey Economic Development Authority, Lease
Revenue Bonds, State Government Buildings-Juvenile
Justice Commission Facilities Project, Series 2018C:
230 5.000%, 6/15/36 12/27 at 100.00 BBB 241,109
6,000 5.000%, 6/15/47, (UB) (5) 12/27 at 100.00 BBB 6,209,100
1,750 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011B, 3.000%, 8/01/43, (AMT), (UB) (5)
8/24 at 100.00 A1 1,372,700
9,400 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011C, 3.000%, 8/01/41, (AMT), (UB) (5)
8/24 at 100.00 A1 7,600,558
16,950 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 4.000%, 11/01/44,
(UB) (5)
11/29 at 100.00 BBB 15,796,383
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
14,865 5.250%, 6/15/40, (UB) (5) 6/25 at 100.00 BBB 15,334,437
865 5.250%, 6/15/40, (Pre-refunded 6/15/25), (UB) (5) 6/25 at 100.00 N/R (7) 941,405
15,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.000%, 6/15/41, (UB) (5)
12/26 at 100.00 BBB 15,527,250
8,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2017DDD, 5.000%, 6/15/42, (UB) (5)
6/27 at 100.00 BBB 8,298,000
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2019LLL:
21,965 4.000%, 6/15/44, (UB) (5) 12/29 at 100.00 BBB 20,482,143
44,360 4.000%, 6/15/49, (UB) (5) 12/29 at 100.00 BBB 40,539,717
New Jersey Economic Development Authority, School
Revenue Bonds, Leap Academy University Charter School
Inc. Project; Series 2014A:
850 6.000%, 10/01/34, 144A 10/24 at 100.00 BB- 866,448
2,255 6.200%, 10/01/44, 144A 10/24 at 100.00 BB- 2,290,426
22,150 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%,
9/15/27, (AMT)
9/22 at 100.00 B 22,226,418
3,500 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
8/22 at 101.00 B+ 3,540,390
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B:
9,750 5.625%, 11/15/30, (AMT) 3/24 at 101.00 B+ 9,903,855
3,000 5.625%, 11/15/30, (AMT) 3/24 at 101.00 B+ 3,047,340
2,580 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2003, 5.500%, 6/01/33, (AMT)
6/23 at 101.00 B+ 2,599,453
1,000 New Jersey Health Care Facilities Financing Authority, New Jersey,
Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011,
6.250%, 7/01/35
8/22 at 100.00 BB+ 1,001,680

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 3,225 New Jersey Health Care Facilities Financing Authority, New Jersey,
Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%,
7/01/37
8/22 at 100.00 BB+ $ 3,228,483
16,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38, 144A
10/26 at 102.00 N/R 12,768,960
7,625 New Jersey Higher Education Assistance Authority, Student Loan Revenue
Bonds, Subordinate Series 2020C, 4.250%, 12/01/50, (AMT), (UB) (5)
12/28 at 100.00 A2 7,016,754
880 New Jersey Higher Education Assistance Authority, Student Loan Revenue
Bonds, Tender Option Bond Trust 2015-XF0151, 9.353%, 12/01/24,
(AMT), 144A, (IF)
12/23 at 100.00 AA 923,111
2,500 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39, (AMT)
12/22 at 100.00 A 2,531,500
23,120 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/30, (UB)
(5)
6/26 at 100.00 Baa1 24,639,446
2,310 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/34
No Opt. Call BBB 1,340,354
40,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/36 - AMBAC Insured,
(UB) (5)
No Opt. Call BBB 21,216,000
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2008A:
3,000 0.000%, 12/15/35 No Opt. Call BBB 1,649,250
49,200 0.000%, 12/15/38 - BAM Insured, (UB) (5) No Opt. Call AA 24,478,476
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2009A:
2,060 0.000%, 12/15/38 No Opt. Call BBB 954,892
71,475 0.000%, 12/15/39, (UB) (5) No Opt. Call BBB 31,201,697
14,990 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 4.000%, 12/15/37 - BAM Insured, (UB) (5)
12/28 at 100.00 Baa1 15,129,557
40,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 4.500%, 6/15/49, (UB) (5)
12/28 at 100.00 BBB 40,008,000
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019BB:
8,715 4.000%, 6/15/44, (UB) (5) 12/28 at 100.00 BBB 8,126,650
6,495 3.500%, 6/15/46, (UB) (5) 12/28 at 100.00 BBB 5,412,219
18,975 4.000%, 6/15/50, (UB) (5) 12/28 at 100.00 BBB 17,311,841
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
15,000 4.000%, 6/15/45, (UB) 12/30 at 100.00 BBB 13,920,450
7,795 4.000%, 6/15/50, (UB) (5) 12/30 at 100.00 BBB 7,111,768
544,745 Total New Jersey 441,898,365
New Mexico - 0.1%
1,210 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
10/23 at 100.00 N/R 1,214,477
650 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44
10/25 at 100.00 N/R 591,584
3,710 Mariposa East Public Improvement District, New Mexico, Revenue Bonds,
Capital Appreciation Taxable Series 2015D, 0.000%, 3/01/32
9/22 at 62.55 N/R 1,712,573
605 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015A, 5.900%, 9/01/32
9/25 at 100.00 N/R 567,145

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Mexico (continued)
$ 4,185 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015C, 5.900%, 9/01/32
No Opt. Call N/R $ 3,851,037
2,000 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
10/23 at 100.00 N/R 1,959,400
Trails Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2008:
485 7.625%, 10/01/23 8/22 at 100.00 N/R 485,446
3,145 7.750%, 10/01/38 8/22 at 100.00 N/R 3,146,070
4,880 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 7.250%, 10/01/43
10/24 at 100.00 N/R 4,685,630
2,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior
Lien Series 2022, 4.250%, 5/01/40, 144A
5/29 at 103.00 N/R 1,693,260
5,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R 4,469,250
27,870 Total New Mexico 24,375,872
New York - 12.0%
Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center
Project, Series 2009:
19,430 0.000%, 7/15/32 No Opt. Call Ba1 11,691,614
3,470 0.000%, 7/15/35 No Opt. Call Ba1 1,746,451
10,000 0.000%, 7/15/45 No Opt. Call Ba1 2,784,400
14,015 Broome County Local Development Corporation, New York, Revenue
Bonds, United Health Services Hospitals, Inc. Project, Series 2020,
3.000%, 4/01/45 - AGM Insured, (UB)
4/30 at 100.00 N/R 10,480,277
Build New York City Resource Corporation, New York,
Revenue Bonds, Metropolitan College of New York, Series
2014:
200 5.000%, 11/01/39 11/24 at 100.00 BB 201,772
7,645 5.500%, 11/01/44 11/24 at 100.00 BB 7,767,396
Build New York City Resource Corporation, New York,
Revenue Bonds, New World Preparatory Charter School
Project, Series 2021A:
735 4.000%, 6/15/51 6/31 at 100.00 N/R 583,369
530 4.000%, 6/15/56 6/31 at 100.00 N/R 410,358
51,630 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R 53,144,824
17,240 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 N/R 13,672,354
Build NYC Resource Corporation, New York, Revenue
Bonds, Family Life Academy Charter School, Series
2020C-1:
5,000 5.000%, 6/01/40, 144A 12/30 at 100.00 N/R 4,395,600
10,000 5.000%, 6/01/55, 144A 12/30 at 100.00 N/R 8,098,600
2,125 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020A-2, 5.250%, 6/01/28,
144A
No Opt. Call N/R 2,033,221
185 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020B-2, 5.250%, 6/01/24,
144A
No Opt. Call N/R 182,242

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,155 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020C-2, 5.250%, 6/01/25,
144A
No Opt. Call N/R $ 1,129,717
33,000 Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A, 4.250%, 5/01/52 -
AGM Insured, (UB)
5/32 at 100.00 N/R 33,026,400
675 Dormitory Authority of the State of New York, Insured Revenue Bonds,
Pace University, Series 2013A, 5.000%, 5/01/38
5/23 at 100.00 BBB- 679,219
7,000 Dormitory Authority of the State of New York, Revenue Bonds,
Maimonides Medical Center, Series 2020, 3.000%, 2/01/50, (UB) (5)
8/27 at 100.00 AA+ 5,448,940
8,000 Dormitory Authority of the State of New York, Revenue Bonds, Memorial
Sloan Kettering Cancer Center, Series 2017-1, 4.000%, 7/01/47, (UB) (5)
7/27 at 100.00 AA- 7,779,680
43,690 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2020A, 3.000%, 9/01/50 - AGM Insured, (UB)
(5)
3/30 at 100.00 A2 32,304,386
Dormitory Authority of the State of New York, Revenue
Bonds, NYU Langone Hospitals Obligated Group, Series
2020A:
63,760 3.000%, 7/01/48, (UB) (5) 7/30 at 100.00 A3 47,237,871
4,115 4.000%, 7/01/53 7/30 at 100.00 A3 3,858,265
Dormitory Authority of the State of New York, Revenue
Bonds, Saint Josephs College, Series 2021:
225 4.000%, 7/01/40 7/30 at 100.00 BBB- 210,987
650 5.000%, 7/01/51 7/30 at 100.00 BBB- 672,626
Dormitory Authority of the State of New York, Revenue
Bonds, Vaughn College of Aeronautics & Technology,
Series 2016A:
5,000 5.500%, 12/01/36, 144A 12/26 at 100.00 BB- 5,097,500
4,000 5.500%, 12/01/46, 144A 12/26 at 100.00 BB- 4,033,960
6,500 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 1 Through 5, Series
2020A, 3.000%, 3/15/39, (UB)
9/30 at 100.00 N/R 5,627,895
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2017B:
4,785 4.000%, 2/15/44, (UB) (5) 8/27 at 100.00 Aa2 4,677,290
10,685 4.000%, 2/15/46, (UB) (5) 8/27 at 100.00 Aa2 10,420,760
21,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2018A, 4.000%, 3/15/48, (UB)
(5)
9/28 at 100.00 Aa2 20,436,780
10,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019A. Bidding Group 1,2,3,4,
4.000%, 3/15/49, (UB)
3/29 at 100.00 N/R 9,707,800
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2019D:
8,860 4.000%, 2/15/47, (UB) 2/30 at 100.00 Aa2 8,631,146
22,585 3.000%, 2/15/49, (UB) (5) 2/30 at 100.00 Aa2 17,999,794
15,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2020A Bidding Group 1 thru 5,
3.000%, 3/15/50, (UB) (5)
9/30 at 100.00 Aa2 11,875,800
7,575 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021A, 3.000%, 3/15/51, (UB)
(5)
3/31 at 100.00 AA+ 5,961,601

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2021E:
$ 20,040 3.000%, 3/15/50, (UB) (5) 3/32 at 100.00 N/R $ 15,866,069
2,500 3.000%, 3/15/50 3/32 at 100.00 N/R 1,979,300
4,850 3.000%, 3/15/51, (UB) 3/32 at 100.00 N/R 3,816,998
5,710 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2022A, 4.000%, 3/15/49, (UB)
3/32 at 100.00 N/R 5,543,154
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, Tender Option Bond
Trust 2015-XF1030:
2,990 19.447%, 3/15/39, 144A, (IF) (5) 3/24 at 100.00 Aa2 3,637,096
4,000 19.471%, 3/15/44, 144A, (IF) (5) 3/24 at 100.00 Aa2 4,819,320
7,630 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 4.000%, 3/15/47, (UB) (5)
3/27 at 100.00 Aa2 7,329,912
7,500 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 4.000%, 3/15/47, (UB) (5)
3/28 at 100.00 Aa2 7,205,025
2,000 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
8/22 at 100.00 B- 1,986,900
14,000 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016B, 0.000%, 1/01/45
No Opt. Call N/R 3,530,800
47,000 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 0.000%, 1/01/55 (6)
1/34 at 100.00 N/R 39,971,150
5,560 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Current Interest Series
2016A, 5.000%, 1/01/56
1/27 at 100.00 N/R 4,920,934
4,770 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding Series
2020B, 5.660%, 2/01/44
2/30 at 100.00 N/R 4,819,465
9,600 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
6.240%, 2/01/47
2/27 at 100.00 N/R 10,009,056
12,120 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2018A,
6.760%, 2/01/48
2/28 at 100.00 N/R 13,041,968
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2020A:
4,460 5.530%, 2/01/40 2/30 at 100.00 N/R 4,498,178
5,880 5.730%, 2/01/50 2/30 at 100.00 N/R 5,929,921
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2021A:
2,480 4.450%, 2/01/41 2/30 at 100.00 A2 2,048,059
5,890 4.600%, 2/01/51 2/30 at 100.00 A2 4,622,236
325 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Taxable Series
2021B, 5.000%, 2/01/25
No Opt. Call A2 311,434
7,635 Hempstead Town Local Development Corporation, New York, Revenue
Bonds, Hofstra University Project, Series 2021A, 3.000%, 7/01/51, (UB)
(5)
7/31 at 100.00 A 5,462,919

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 10,000 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second Indenture Fiscal 2017 Series A, 4.000%, 2/15/47 - AGM Insured,
(UB)
2/27 at 100.00 N/R $ 9,548,800
5,000 Madison County Capital Resource Corporation, New York, Revenue
Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/22
8/22 at 100.00 N/R 4,988,600
53,500 Metropolitan Transportation Authority, 4.000%, 11/15/50, (UB) (5) 5/31 at 100.00 BBB+ 47,068,765
16,000 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Green Series 2017B-1, 4.000%,
11/15/52, (UB)
11/27 at 100.00 AA 15,380,800
9,570 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Series 2022A, 4.000%, 11/15/52
5/32 at 100.00 N/R 9,120,976
9,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2019B, 4.000%, 11/15/49 -
AGM Insured, (UB)
5/29 at 100.00 N/R 8,300,790
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020A-1:
13,575 4.000%, 11/15/52, (UB) (5) 5/30 at 100.00 BBB+ 11,867,401
20,000 4.000%, 11/15/54 - AGM Insured, (UB) 5/30 at 100.00 N/R 18,173,600
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020C-1:
5,000 4.750%, 11/15/45 5/30 at 100.00 BBB+ 5,065,150
6,000 5.000%, 11/15/50, (UB) (5) 5/30 at 100.00 BBB+ 6,187,740
29,825 5.250%, 11/15/55, (UB) (5) 5/30 at 100.00 BBB+ 31,032,913
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020D-2:
40,000 4.000%, 11/15/47, (UB) (5) 11/30 at 100.00 BBB+ 35,318,400
36,780 4.000%, 11/15/48, (UB) (5) 11/30 at 100.00 BBB+ 32,631,952
39,675 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-3, 4.000%,
11/15/49, (UB) (5)
11/30 at 100.00 BBB+ 35,054,846
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2021A-1:
26,500 4.000%, 11/15/47, (UB) (5) 5/31 at 100.00 BBB+ 23,612,295
32,400 4.000%, 11/15/48, (UB) (5) 5/31 at 100.00 BBB+ 28,766,664
34,165 4.000%, 11/15/49, (UB) (5) 5/31 at 100.00 BBB+ 30,186,486
88,755 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 4.000%, 11/15/42, (UB) (5)
5/28 at 100.00 BBB+ 81,178,873
9,800 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013E, 5.000%, 11/15/43, (UB) (5)
11/23 at 100.00 BBB+ 9,906,526
10,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2016C-1, 5.000%, 11/15/56, (UB)
11/26 at 100.00 BBB+ 10,171,600
15,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2021A-2, 4.000%, 11/15/43, (UB) (5)
5/31 at 100.00 BBB+ 13,650,000
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Tender Option Bond Trust
2015-XF1004:
2,566 17.856%, 11/15/41, 144A, (IF) (5) 11/22 at 100.00 BBB+ 2,672,418
539 17.856%, 11/15/41, (Pre-refunded 11/15/22), 144A, (IF) (5) 11/22 at 100.00 N/R 561,266
1,550 17.856%, 11/15/41, (Pre-refunded 11/15/22), 144A, (IF) (5) 11/22 at 100.00 N/R 1,613,614
5,920 New York City Housing Development Corp, 3.050%, 5/01/50, (UB) (5) 5/27 at 100.00 Aa2 4,624,467

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 9,000 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2020D-1B, 2.400%, 11/01/50, (UB) (5)
5/28 at 100.00 Aa2 $ 6,073,290
4,500 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2021-1, 2.450%, 11/01/45, (UB) (5)
9/29 at 100.00 N/R 3,255,480
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Bronx Parking Development
Company, LLC Project, Series 2007:
2,890 0.000%, 10/01/22 (4) No Opt. Call N/R 2,312,000
18,995 0.000%, 10/01/27 (4) 8/22 at 100.00 N/R 15,196,000
34,160 0.000%, 10/01/37 (4) 8/22 at 100.00 N/R 27,328,000
70,725 0.000%, 10/01/46 (4) 8/22 at 100.00 N/R 56,580,000
7,000 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 3.000%, 1/01/46 - AGM Insured, (UB) (5)
1/31 at 100.00 BBB 5,406,800
13,175 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A,
3.000%, 3/01/49 - AGM Insured, (UB) (5)
9/30 at 100.00 BBB+ 9,856,613
New York City Municipal Water Finance Authority, New
York, Water and Sewer System Revenue Bonds, Tender
Option Bond Trust 2015-XF0129:
970 18.703%, 6/15/46, 144A, (IF) (5) 6/23 at 100.00 AA+ 1,033,457
1,320 18.720%, 6/15/46, 144A, (IF) (5) 6/23 at 100.00 AA+ 1,406,434
2,000 18.720%, 6/15/46, 144A, (IF) (5) 6/23 at 100.00 AA+ 2,130,960
3,700 19.391%, 6/15/46, 144A, (IF) (5) 6/23 at 100.00 AA+ 3,942,276
14,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series DD, 5.000%, 6/15/47, (UB) (5)
12/26 at 100.00 AA+ 15,069,600
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2022
Series AA-1, 3.500%, 6/15/48
6/31 at 100.00 N/R 8,798,600
1,600 New York City Municipal Water Finance Authority, Water and Sewer
System Second General Resolution Revenue Bonds, Tender Option
Bond Trust 2015-XF1022, 19.223%, 6/15/47, 144A, (IF) (5)
6/23 at 100.00 AA+ 1,704,032
New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal Series 2015S-2:
2,500 5.000%, 7/15/40, (UB) (5) 7/25 at 100.00 Aa3 2,613,875
5,000 5.000%, 7/15/41, (UB) (5) 7/25 at 100.00 Aa3 5,220,400
10,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 4.000%, 7/15/45, (UB) (5)
1/26 at 100.00 Aa3 9,580,000
21,900 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series E-1, 4.000%, 2/01/44,
(UB) (5)
2/27 at 100.00 Aa1 21,407,688
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2018 Series
C-3:
4,490 4.000%, 5/01/42, (UB) (5) 5/28 at 100.00 Aa1 4,430,373
5,990 4.000%, 5/01/43, (UB) (5) 5/28 at 100.00 Aa1 5,880,143
22,500 4.000%, 5/01/44, (UB) (5) 5/28 at 100.00 Aa1 21,990,150
1,790 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2020 Subseries A-3, 3.000%, 5/01/45
5/29 at 100.00 Aa1 1,488,116
39,490 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2020 Subseries B-1, 3.000%,
11/01/47, (UB) (5)
11/29 at 100.00 Aa1 32,324,540

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 3,060 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 3.000%,
5/01/48, (UB) (5)
11/30 at 100.00 Aa1 $ 2,494,267
3,450 New York City Water & Sewer System, 3.000%, 6/15/50, (UB) (5) 12/30 at 100.00 AA+ 2,734,332
8,500 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
B-1, 4.000%, 10/01/41, (UB) (5)
10/27 at 100.00 AA- 8,392,475
New York City, New York, General Obligation Bonds, Fiscal
2021 Series F-1:
17,000 4.000%, 3/01/47, (UB) (5) 3/31 at 100.00 AA- 16,433,050
2,610 3.000%, 3/01/51, (UB) (5) 3/31 at 100.00 AA- 1,941,396
23,390 New York Convention Center Development Corporation, New York,
Revenue Bonds, Hotel Unit Fee Secured, Senior Lien Series 2016A,
0.000%, 11/15/49
No Opt. Call A2 5,483,552
75,000 New York Counties Tobacco Trust V, New York, Tobacco Settlement
Pass-Through Bonds, SubordinateTurbo CABs, Series 2005-S2, 0.000%,
6/01/50
7/22 at 18.74 N/R 9,537,000
5,800 New York Liberty Development Corp, 3.000%, 11/15/51, (UB) (5) 11/31 at 100.00 N/R 4,301,280
61,615 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 60,152,260
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 3 World Trade Center Project, Class
2 Series 2014:
18,305 5.150%, 11/15/34, 144A 11/24 at 100.00 N/R 18,457,481
37,245 5.375%, 11/15/40, 144A 11/24 at 100.00 N/R 37,574,618
109,500 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%,
11/15/44, 144A
11/24 at 100.00 N/R 110,379,285
55,150 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 4 World Trade Center Project, Refunding Green Series 2021A,
3.000%, 11/15/51, (UB) (5)
11/31 at 100.00 A- 39,494,018
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 7 World Trade Center Project,
Refunding Green Series 2022A-CL2:
53,495 3.125%, 9/15/50, (UB) 3/30 at 100.00 N/R 42,195,786
7,045 3.250%, 9/15/52, (UB) 3/30 at 100.00 N/R 5,583,022
3,420 3.500%, 9/15/52, (UB) 3/30 at 100.00 N/R 2,664,317
4,870 New York State Dormitory Authority, 5.000%, 7/15/50 , (WI/DD, Settling
7/20/22)
7/32 at 100.00 N/R 4,909,830
New York State Housing Finance Agency:
2,740 2.400%, 11/01/41, (UB) (5) 5/30 at 100.00 Aa2 2,068,782
2,285 2.400%, 11/01/41, (UB) (5) 5/30 at 100.00 Aa2 1,725,244
4,085 2.550%, 11/01/46, (UB) (5) 5/30 at 100.00 Aa2 2,970,449
2,545 2.550%, 11/01/46, (UB) (5) 5/30 at 100.00 Aa2 1,850,622
4,965 2.650%, 11/01/51, (UB) (5) 5/30 at 100.00 Aa2 3,447,845
4,355 2.650%, 11/01/51, (UB) (5) 5/30 at 100.00 Aa2 3,024,242
10,000 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/50, (UB)
5/30 at 100.00 AA 9,645,600
18,635 New York State Thruway Authority, 3.000%, 3/15/48, (UB) (5) 3/31 at 100.00 AA+ 14,854,518
New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2019B:
15,405 3.000%, 1/01/53, (UB) (5) 1/30 at 100.00 A- 11,362,882
1,980 3.000%, 1/01/53, (UB) (5) 1/30 at 100.00 A2 1,512,443
20,000 4.000%, 1/01/53, (UB) 1/30 at 100.00 A- 18,476,800

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 10,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Series 2021A-1, 4.000%, 3/15/58, (UB) (5)
3/31 at 100.00 AA+ $ 9,421,000
36,365 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Series 2021A-1., 3.000%, 3/15/49, (UB) (5)
3/31 at 100.00 AA+ 28,806,171
9,080 New York State Urban Development Corp, 3.000%, 3/15/49, (UB) (5) 3/30 at 100.00 AA+ 7,262,093
19,365 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Group 2, Series 2017C, 4.000%,
3/15/44, (UB) (5)
9/27 at 100.00 Aa2 18,792,958
New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2017C:
3,440 4.000%, 3/15/43, (UB) (5) 9/27 at 100.00 Aa2 3,349,115
20,265 4.000%, 3/15/45, (UB) (5) 9/27 at 100.00 Aa2 19,620,573
4,235 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020A, 3.000%, 3/15/50,
(UB) (5)
9/30 at 100.00 Aa2 3,372,627
14,245 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020E, 3.000%, 3/15/50,
(UB) (5)
3/30 at 100.00 AA+ 11,344,291
5,125 New York State Urban Development Corporation, State Sales Tax Revenue
Bonds, Empire Series 2021A, 4.000%, 3/15/44
9/31 at 100.00 N/R 4,994,979
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A:
4,990 5.000%, 7/01/46 - AGM Insured, (AMT), (UB) (5) 7/24 at 100.00 A2 5,145,638
4,740 4.000%, 1/01/51 - AGM Insured, (AMT), (UB) (5) 7/24 at 100.00 BBB 4,272,304
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines, Inc.
John F Kennedy International Airport Project, Refunding
Series 2016:
6,475 5.000%, 8/01/26, (AMT) 7/22 at 100.00 B- 6,441,978
69,570 5.000%, 8/01/31, (AMT) 7/22 at 100.00 B- 69,265,979
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines, Inc.
John F Kennedy International Airport Project, Series 2020:
10,185 5.250%, 8/01/31, (AMT) 8/30 at 100.00 B- 10,613,992
5,000 5.375%, 8/01/36, (AMT) 8/30 at 100.00 B- 5,326,500
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc. -
LaGuardia Airport Terminals C&D Redevelopment Project,
Series 2020:
24,380 5.000%, 10/01/40, (AMT) 10/30 at 100.00 BB+ 24,576,990
39,905 4.375%, 10/01/45, (AMT) 10/30 at 100.00 BB+ 36,648,752
5,240 Niagara Area Development Corporation, New York, Revenue Bonds;
Catholic Health System, Inc, Series 2022, 4.500%, 7/01/52
7/32 at 100.00 N/R 4,387,662
8,950 Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series
2018A, 4.750%, 11/01/42, (AMT), 144A
7/23 at 100.00 B 8,236,774
3,140 Ogdensburg Bridge and Port Authority, New York, Revenue Bonds, Series
2017, 5.750%, 7/01/47, (AMT), 144A
7/27 at 100.00 N/R 2,812,341
4,125 Oneida County Local Development Corporation, New York, Revenue
Bonds, Mohawk Valley Health System Project, Series 2019A, 3.000%,
12/01/44, (UB) (5)
12/29 at 100.00 AA 3,291,296

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 4,615 Oneida County Local Development Corporation, New York, Revenue
Bonds, Mohawk Valley Health System Project, Series 2021A, 3.000%,
12/01/51 - AGM Insured
12/31 at 100.00 N/R $ 3,441,359
1,720 Otsego County Capital Resource Corporation, New York, Revenue Bonds,
Hartwick College Project, Series 2015A, 5.000%, 10/01/45
10/25 at 100.00 Ba3 1,486,424
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eighteen Series 2019, 5.000%, 11/01/44, (AMT)
11/29 at 100.00 A+ 1,065,580
12,200 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eleventh Series 2018, 4.000%, 9/01/43, (UB) (5)
9/28 at 100.00 A+ 12,075,926
20,660 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Seventeen Series 2019, 4.000%, 11/01/49, (UB)
11/29 at 100.00 A+ 20,346,794
25,765 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twentieth Series 2019, 4.000%, 11/01/59, (AMT), (UB) (5)
11/29 at 100.00 A+ 23,224,313
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020:
1,900 4.000%, 7/15/37, (AMT), (UB) 7/30 at 100.00 A+ 1,844,235
10,000 4.000%, 7/15/60, (AMT) 7/30 at 100.00 A+ 8,991,300
5,490 4.000%, 7/15/60, (AMT), (UB) (5) 7/30 at 100.00 A+ 4,936,224
8,750 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-Third Series 2021, 4.000%, 7/15/61, (AMT)
7/31 at 100.00 A+ 7,845,162
405 Suffolk County Industrial Development Agency, New York, Revenue
Bonds, Nissequogue Cogeneration Partners Facility, Series 1998,
5.500%, 1/01/23, (AMT)
8/22 at 100.00 N/R 405,356
2,000 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A, 5.000%,
1/01/33, (AMT)
1/26 at 100.00 CC 1,586,700
Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Series
2018A:
50,335 4.000%, 11/15/47, (UB) (5) 5/28 at 100.00 AA- 48,935,184
19,655 4.000%, 11/15/48, (UB) (5) 5/28 at 100.00 AA- 18,998,326
10,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021B-1, 4.000%, 5/15/56, (UB)
5/31 at 100.00 N/R 9,468,200
40,925 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 38,982,290
Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community,
Inc. Project, Accd Inv Series 2021A:
43,750 4.500%, 7/01/56, 144A 7/27 at 104.00 N/R 33,110,438
6,025 5.000%, 7/01/56, 144A 7/27 at 104.00 N/R 5,056,963
1,250 Western Regional Off-Track Betting Corporation, New York, Tax Exempt
Revenue Bonds, Additional Secured General Obligation Series 2021,
4.125%, 12/01/41, 144A
6/31 at 100.00 N/R 989,425
2,577,935 Total New York 2,221,516,166
North Carolina - 0.4%
2,735 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2021A, 3.000%, 7/01/46, (UB) (5)
7/31 at 100.00 Aa3 2,214,748
4,710 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2021B, 3.000%, 7/01/46, (AMT), (UB) (5)
7/31 at 100.00 Aa3 3,665,040
430 Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series
2013, 7.750%, 2/01/24
2/23 at 100.00 N/R 430,576

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
$ 1,600 Mooresville, North Carolina, Special Assessment Revenue Bonds, Series
2015, 5.375%, 3/01/40, 144A
3/25 at 100.00 N/R $ 1,472,896
2,500 North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 6/30/54, (AMT)
6/25 at 100.00 BBB- 2,507,575
17,255 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 3.000%, 7/01/45
1/30 at 100.00 A2 13,410,931
7,500 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 3.000%, 7/01/45, (UB) (5)
1/30 at 100.00 A2 5,829,150
2,720 North Carolina Medical Care Commission, Revenue Bonds, First Mortgage
Galloway Ridge Project, Refunding Series 2014A, 5.250%, 1/01/41
1/24 at 100.00 N/R 2,694,568
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Capital Appreciation Series 2019:
9,000 0.000%, 1/01/40, (UB) (5) 1/30 at 74.03 AA+ 4,388,670
11,000 0.000%, 1/01/41, (UB) (5) 1/30 at 71.45 AA+ 5,086,730
8,650 0.000%, 1/01/42, (UB) (5) 1/30 at 68.97 AA+ 3,790,862
4,500 0.000%, 1/01/43, (UB) (5) 1/30 at 66.61 AA+ 1,877,625
4,000 0.000%, 1/01/44, (UB) 1/30 at 64.38 AA+ 1,590,320
5,000 0.000%, 1/01/45, (UB) 1/30 at 62.11 AA+ 1,883,500
7,050 0.000%, 1/01/46, (UB) (5) 1/30 at 60.08 AA+ 2,510,012
7,500 0.000%, 1/01/47, (UB) 1/30 at 58.00 AA+ 2,516,925
22,000 0.000%, 1/01/48, (UB) (5) 1/30 at 55.97 AA+ 7,039,780
3,600 0.000%, 1/01/49, (UB) (5) 1/30 at 54.10 AA+ 1,098,288
2,415 University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System,
Series 2019, 5.000%, 2/01/45
No Opt. Call Aa3 2,695,382
7,136 Winston-Salem, North Carolina, Multifamily Housing Revenue Bonds,
Rolling Hills Apartments, Series 2016, 4.400%, 11/01/56, (Mandatory Put
7/01/34)
7/33 at 100.00 N/R 6,255,661
131,301 Total North Carolina 72,959,239
North Dakota - 0.3%
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021:
11,935 3.000%, 12/01/46 - AGM Insured 12/31 at 100.00 BBB- 9,308,942
9,830 3.000%, 12/01/51 - AGM Insured, (UB) (5) 12/31 at 100.00 BBB- 7,372,893
3,300 Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue
Bonds, Valley Homes and Services Obligated Group, Series 2017,
5.000%, 12/01/36
12/26 at 100.00 N/R 3,035,307
6,370 North Dakota Public Finance Authority, Capital Financing Program
Revenue Bonds, Series 2015C, 5.000%, 6/01/40, (UB) (5)
6/25 at 100.00 AA- 6,745,830
16,000 University of North Dakota, Certificates of Participation, Housing
Infrastructure Project, Series 2021A, 3.000%, 6/01/61 - AGM Insured,
(UB) (5)
6/30 at 100.00 A1 11,119,360
1,990 University of North Dakota, Certificates of Participation, Housing
Infrastructure Project, Series 2021A, 3.000%, 6/01/61 - AGM Insured
6/30 at 100.00 A1 1,382,971
Williston, North Dakota, Multifamily Housing Revenue
Bonds, Eagle Crest Apartments LLC Project, Series 2013:
3,070 6.250%, 9/01/23 (4) No Opt. Call N/R 1,535,000
14,230 7.750%, 9/01/38 (4) 9/23 at 100.00 N/R 7,115,000
66,725 Total North Dakota 47,615,303
Ohio - 3.1%
1,197,730 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R 154,183,783

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 85,895 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R $ 81,006,716
Butler County Port Authority, Ohio, Public Infrastructure
Revenue Bonds, Liberty Center Project, Liberty Community
Authority, Series 2014C:
2,405 5.750%, 12/01/34, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (7) 2,444,875
5,035 6.000%, 12/01/43, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (7) 5,123,314
700 Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding Senior
Series 2021A, 4.000%, 12/01/55, 144A
12/29 at 100.00 BB 556,367
1,000 Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding
Subordinate Series 2021B, 4.500%, 12/01/55
12/29 at 100.00 N/R 831,950
8,590 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28,
144A
No Opt. Call N/R 8,648,412
6,275 Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020,
4.000%, 12/01/46
6/29 at 100.00 N/R 4,978,899
15,460 Great Oaks Career Campuses Board of Education, Brown, Butler,
Clermont, Clinton, Fayette, Greene, Hamilton, Highland, Madison,
Pickaway, Ross and Warren, Ohio, Certificates of Participation, School
Improvement Project, Series 2021, 3.000%, 12/01/50, (UB) (5)
12/29 at 100.00 Aa1 11,948,106
18,830 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health,
Series 2020, 4.000%, 9/15/50
3/30 at 100.00 A3 17,090,296
3,800 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health,
Tender Option Bond Trust 2015-XF1005, 15.029%, 2/01/44, 144A, (IF)
(5)
2/24 at 100.00 A3 3,969,062
2,000 Hardin County, Ohio Economic Development Facility Revenue Bonds,
Ohio Northern University, Refunding & Improvement Series 2020,
5.500%, 5/01/50
5/27 at 103.00 N/R 1,870,420
2,545 Hilliard Hickory Chase Community Authority, Ohio, Infustructure
Improvement Revenue Bonds, Hickory Chase Project, Senior Series
2019A, 5.000%, 12/01/40, 144A
12/29 at 100.00 N/R 2,314,957
Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A:
75 5.000%, 12/01/22 8/22 at 100.00 N/R 75,011
3,250 5.000%, 12/01/32 8/22 at 100.00 N/R 2,998,580
6,330 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2014A, 6.250%, 12/01/33
6/23 at 100.00 N/R 6,003,435
4,755 Lorain County Port Authority, Ohio, Tax Increment Revenue Bonds, North
Ridgeville- Riddell Public Improvement Project, Series 2017, 5.750%,
12/01/41, 144A
12/26 at 100.00 N/R 4,454,008
16,000 Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health
Network Obligated Group Project, Refunding Improvement Series 2019,
5.000%, 8/01/49, (UB) (5)
8/28 at 100.00 A2 16,677,120
9,625 Montgomery County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding &
Improvement  Series 2021, 3.000%, 8/01/51, (UB) (5)
2/31 at 100.00 A2 6,960,511
Montgomery County, Ohio, Hospital Facilities Revenue
Bonds, Kettering Health Network Obligated Group Project,
Refunding & Improvement Series 2021:
5,975 3.000%, 8/01/40, (UB) (5) 2/31 at 100.00 A2 4,926,507
1,480 4.000%, 8/01/51 2/31 at 100.00 A2 1,384,111

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 11,160 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group, Series 2016, 4.000%, 8/01/47, (UB)
(5)
8/26 at 100.00 A2 $ 10,504,238
Muskingum County, Ohio, Hospital Facilities Revenue
Bonds, Genesis HealthCare System Obligated Group
Project, Series 2013:
1,860 5.000%, 2/15/27 2/23 at 100.00 Ba2 1,868,816
3,685 5.000%, 2/15/33 2/23 at 100.00 Ba2 3,692,370
9,060 5.000%, 2/15/44 2/23 at 100.00 Ba2 8,908,336
500 Northeast Ohio Medical University, General Receipts Bonds, Refunding
Series 2021A, 3.000%, 12/01/40
12/30 at 100.00 Baa2 397,685
77,812 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R 97,266
49,500 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 B- 44,943,525
18,020 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 3/01/23
No Opt. Call N/R 22,525
30,400 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29
No Opt. Call N/R 27,250,864
29,738 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (4)
No Opt. Call N/R 37,173
3,570 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010A, 3.125%, 7/01/33 (4)
No Opt. Call N/R 4,463
17,065 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010B, 3.750%, 6/01/33 (4)
No Opt. Call N/R 21,331
5,950 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005B,
3.125%, 1/01/34 (4)
No Opt. Call N/R 7,437
10,125 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B,
3.625%, 12/01/33 (4)
No Opt. Call N/R 12,656
3,810 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B,
3.625%, 10/01/33 (4)
No Opt. Call N/R 4,762
7,175 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C,
3.950%, 11/01/32 (4)
No Opt. Call N/R 8,969
10,500 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Series 2020A, 4.000%, 1/15/50, (UB) (5)
1/30 at 100.00 A 9,809,310
48,650 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (4)
No Opt. Call N/R 60,813
36,355 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (4)
No Opt. Call N/R 45,444

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 11,290 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call N/R $ 14,113
16,065 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008C, 3.950%, 11/01/32 (4)
No Opt. Call N/R 20,081
24,315 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010A, 3.750%, 7/01/33 (4)
No Opt. Call N/R 30,394
19,175 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call N/R 23,969
49,675 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2006B, 4.000%, 12/01/33 (4)
No Opt. Call N/R 62,094
8,525 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development -
Phase 2A Project, Series 2016B, 5.000%, 12/01/46
12/26 at 100.00 N/R 7,304,476
17,190 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development -
Phase 2B Project, Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 N/R 15,735,038
13,880 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 N/R 10,844,166
Seneca County, Ohio, Health Care Facilities Revenue
Bonds, VOA Care Rehabilitation Centers, Inc., Series
2014A:
1,500 6.500%, 7/01/34 7/24 at 100.00 N/R 1,307,655
3,000 6.750%, 7/01/43 7/24 at 100.00 N/R 2,518,020
5,000 7.000%, 7/01/49 7/24 at 100.00 N/R 4,233,850
1,200 Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds,
Memorial Health System Obligated Group Project, Improvement Series
2015, 5.500%, 12/01/43
12/24 at 100.00 BB- 1,222,848
Southeastern Ohio Port Authority, Hosptial Facilities
Revenue Bonds, Memorial Health System Obligated Group
Project, Refunding and Improvement Series 2012:
2,240 5.750%, 12/01/32 12/22 at 100.00 BB- 2,255,501
12,000 6.000%, 12/01/42 12/22 at 100.00 BB- 12,075,360
Southern Ohio Port Authority, Ohio, Facility Revenue
Bonds, Purecycle Project, Series 2020A:
2,000 6.500%, 12/01/30, (AMT), 144A 12/27 at 103.00 N/R 1,825,580
42,350 7.000%, 12/01/42, (AMT), 144A 12/27 at 103.00 N/R 36,750,907
Southern Ohio Port Authority, Ohio, Facility Revenue
Bonds, Purecycle Project, Series 2020B:
8,000 10.000%, 12/01/25, (AMT), 144A 12/24 at 105.00 N/R 8,018,880
2,000 10.000%, 12/01/27, (AMT), 144A 12/26 at 105.00 N/R 1,995,520
25,585 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 N/R 25,913,511
2,037,680 Total Ohio 578,296,386
Oklahoma - 0.3%
1,500 Mannford Public Works Authority, Oklahoma, Revenue Bonds, Capital
Improvement Series 2021, 3.250%, 1/01/51
1/29 at 100.00 N/R 1,141,635

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
$ 5,475 Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds,
Series 2019, 4.000%, 9/01/45, (UB) (5)
9/29 at 100.00 Baa1 $ 4,846,306
Payne County Economic Development Authority,
Oklahoma, Revenue Bonds, Epworth Living at the Ranch,
Series 2016A:
2,828 0.000%, 11/01/46 (4) 11/26 at 100.00 N/R 7,070
4,149 0.000%, 11/01/51 (4) 11/26 at 100.00 N/R 10,373
2,650 Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma, Tax
Apportionment Revenue Bonds, Santa Fe Square Project, Series 2021,
4.375%, 12/01/41, 144A
12/31 at 100.00 N/R 2,038,724
1,580 Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma, Tax
Apportionment Revenue Bonds, Vast Bank Project, Series 2021, 4.000%,
12/01/43, 144A
12/31 at 100.00 N/R 1,196,408
2,050 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%,
11/15/45
11/25 at 102.00 BBB- 2,093,993
14,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
6/23 at 100.00 N/R 14,184,380
5,350 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001A, 5.500%, 12/01/35, (AMT)
6/23 at 100.00 N/R 5,420,459
16,080 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35, (AMT)
6/23 at 100.00 N/R 16,291,774
10,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35, (AMT),
(Mandatory Put 6/01/25)
6/25 at 100.00 B- 10,229,500
65,662 Total Oklahoma 57,460,622
Oregon - 0.4%
10,000 Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Asante Health System, Refunding Series 2020A, 4.000%, 8/15/45 - AGM
Insured, (UB)
8/30 at 100.00 N/R 9,593,100
4,000 Multnomah-Clackamas Counties School District 10JT Greham-Barlow,
Oregon, General Obligation Bonds, Deferred interest Series 2017A,
0.000%, 6/15/36
6/27 at 67.23 AA+ 2,204,280
815 Oregon Facilities Authority, Revenue Bonds, Howard Street Charter School
Project, Series 2019A, 5.250%, 6/15/55, 144A
6/27 at 102.00 N/R 730,827
Oregon Facilities Authority, Revenue Bonds, Metro East
Web Academy Project, Series 2019A:
670 5.000%, 6/15/39, 144A 6/27 at 102.00 N/R 626,350
1,810 5.000%, 6/15/49, 144A 6/27 at 102.00 N/R 1,611,515
8,590 Oregon Facilities Authority, Revenue Bonds, Providence Health & Services,
Series 2015C, 5.000%, 10/01/45, (UB) (5)
10/25 at 100.00 AA- 8,774,943
Oregon Facilities Authority, Revenue Bonds, Redmond
Proficiency Academy Project, Series 2015A:
550 5.500%, 6/15/35, 144A 6/25 at 100.00 N/R 559,378
1,650 5.750%, 6/15/46, 144A 6/25 at 100.00 N/R 1,672,176
3,625 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 5.250%, 6/15/51
6/25 at 100.00 N/R 3,454,045
21,000 Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 3.000%, 7/01/51, (UB) (5)
1/32 at 100.00 N/R 15,675,030
9,135 Oregon Health and Science University, Revenue Bonds, Series 2019A,
3.000%, 7/01/49, (UB) (5)
1/30 at 100.00 AA- 6,902,497

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon (continued)
$ 3,125 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.375%, 7/01/45
7/25 at 100.00 N/R $ 2,934,875
Port of Alsea, Lincoln County, Oregon, General Obligation
Bonds, Series 2018:
385 4.000%, 6/15/38 6/28 at 100.00 N/R 385,585
800 4.375%, 6/15/43 6/28 at 100.00 N/R 803,432
2,480 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise
Cascade Project, Series 1997, 5.650%, 12/01/27
8/22 at 100.00 N/R 2,479,950
18,280 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Series 2019A, 3.000%, 5/15/49, (UB) (5)
5/29 at 100.00 A+ 13,301,990
86,915 Total Oregon 71,709,973
Pennsylvania - 2.4%
12,775 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
8/22 at 100.00 B- 12,775,766
2,905 Allegheny County Industrial Development Authority, Pennsylvania, ,
Charter School Revenue Bonds, Propel Charter School-Sunrise, Series
2013, 6.000%, 7/15/38
7/23 at 100.00 BB+ 2,966,993
10,550 Allegheny County Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel Corp.,
Refunding Series 2019, 4.875%, 11/01/24
No Opt. Call B- 10,721,648
1,170 Allegheny County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Penn Hills Charter School of Entrepreneurship, Series
2021A, 4.000%, 6/15/56
6/31 at 100.00 N/R 891,271
4,000 Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle School
Foundation Project, Series 2022A, 5.000%, 6/15/57, 144A
6/29 at 103.00 N/R 3,512,160
Allentown Commercial and Industrial Development
Authority, Pennsylvania, Revenue Bonds, Executive
Education Academy Charter School, Series 2017:
2,400 6.000%, 7/01/37, 144A 7/24 at 100.00 N/R 2,433,096
11,015 6.250%, 7/01/47, 144A 7/24 at 100.00 N/R 11,149,934
5,755 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R 6,006,609
Allentown Neighborhood Improvement Zone
Development Authority, Pennsylvania, Tax Revenue Bonds,
City Center Project, Subordinate Lien, Series 2018:
3,890 5.125%, 5/01/32, 144A 5/28 at 100.00 N/R 3,977,447
15,420 5.375%, 5/01/42, 144A 5/28 at 100.00 N/R 15,664,099
5,245 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate
Series 2022, 5.250%, 5/01/42, 144A
5/32 at 100.00 N/R 5,276,575
35,695 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (4)
No Opt. Call N/R 44,619
45,855 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (4)
No Opt. Call N/R 57,319
46,000 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (4)
No Opt. Call N/R 57,500

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 50,320 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (4)
No Opt. Call N/R $ 62,900
9,200 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 N/R 7,310,136
17,965 Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017, 5.000%,
11/01/47, (UB)
11/27 at 100.00 B+ 15,983,999
2,110 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading
Hospital & Medical Center Project, Tender Option Bonds 3374. As of
6/4/2015 Converted to Trust 2015-XF2049, 18.656%, 11/01/44, 144A,
(IF) (5)
9/22 at 100.00 B+ 1,088,106
Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B:
8,160 3.000%, 12/01/44 - BAM Insured, (UB) 12/31 at 100.00 N/R 6,214,330
6,305 4.000%, 12/01/51 12/31 at 100.00 N/R 5,854,886
Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services
Project, Series 2015A:
705 5.000%, 12/01/30 12/25 at 100.00 N/R 700,664
680 5.000%, 12/01/35 12/25 at 100.00 N/R 660,559
1,400 5.250%, 12/01/45 12/25 at 100.00 N/R 1,336,440
11,750 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Chater School Project, Series 2012A, 5.375%,
10/15/42
10/22 at 100.00 BB 11,783,958
6,000 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Chater School Project, Series 2017A, 5.250%,
10/15/47
4/27 at 100.00 BB 6,032,160
Chester County Industrial Development Authority,
Pennsylvania, Special Obligation Bonds, Woodlands at
Greystone Project, Series 2018:
528 5.000%, 3/01/38, 144A 3/28 at 100.00 N/R 523,438
1,409 5.125%, 3/01/48, 144A 3/28 at 100.00 N/R 1,364,927
1,595 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 A1 1,644,939
7,775 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2017,
5.125%, 10/15/41, 144A
10/27 at 100.00 BB 7,815,352
6,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB 6,432,480
3,000 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 4.000%, 7/15/43, (UB) (5)
1/28 at 100.00 A- 2,762,610
1,000 East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2014, 5.000%, 7/01/39, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R (7) 1,056,910
2,000 Lehigh County Industrial Development Authority, Charter School Revenue
Bonds, Seven Generations Charter School, Series 2021A, 4.000%,
5/01/51
5/30 at 100.00 BB 1,533,020
3,025 Lehigh County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, West Hills Business Center Project, Series
2014, 6.500%, 7/01/32
7/23 at 100.00 N/R 3,077,847

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 5,472 Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33, 144A
7/24 at 100.00 N/R $ 5,207,155
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson
University, Series 2019:
7,000 4.000%, 9/01/49, (UB) (5) 9/29 at 100.00 A 6,534,920
4,630 4.000%, 9/01/51, (UB) (5) 9/29 at 100.00 A 4,315,114
12,310 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2022B, 4.000%, 5/01/56
5/32 at 100.00 N/R 11,114,453
1,000 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 Ba1 (7) 1,071,220
Mount Lebanon School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Tender Option
Bonds Trust 2016-XG0063:
945 15.398%, 2/15/31, (Pre-refunded 8/15/23), 144A, (IF) (5) 8/23 at 100.00 Aa1 1,082,261
1,340 15.422%, 2/15/32, (Pre-refunded 8/15/23), 144A, (IF) (5) 8/23 at 100.00 Aa1 1,534,970
1,410 15.410%, 2/15/33, (Pre-refunded 8/15/23), 144A, (IF) (5) 8/23 at 100.00 Aa1 1,614,986
1,480 15.435%, 2/15/34, (Pre-refunded 8/15/23), 144A, (IF) (5) 8/23 at 100.00 Aa1 1,695,532
1,071 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Series 2013A0 & AE2, 0.900%, 12/31/23
8/22 at 100.00 N/R 192,843
434 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Taxable Series 2013B, 0.900%, 12/31/23 (cash 5.000%, PIK 5.000%)
No Opt. Call N/R 78,095
4,035 Northampton County Industrial Development Authority, Pennsylvania,
Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013,
7.000%, 7/01/32
7/23 at 100.00 N/R 4,130,266
30,690 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R 28,395,309
30,690 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R 28,395,309
29,510 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call N/R 26,651,956
18,420 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Taxable Series 2020B-2, 10.000%, 12/01/29, 144A
No Opt. Call N/R 17,557,760
20,520 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (4)
No Opt. Call N/R 25,650
13,275 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2006A, 2.550%, 11/01/41 (4)
No Opt. Call N/R 16,594
30,270 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38 (4)
9/25 at 100.00 CCC 16,989,037
2,765 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/42
11/22 at 100.00 BB 2,580,187

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development Senior
Living Facilities, Philadelphia, Pennsylvania, Revenue
Bonds, Wesley Enhanced Living Obligated Group, Series
2017A:
$ 1,445 5.000%, 7/01/37 7/27 at 100.00 BB $ 1,330,267
1,575 5.000%, 7/01/42 7/27 at 100.00 BB 1,401,404
3,605 5.000%, 7/01/49 7/27 at 100.00 BB 3,083,284
805 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown -
Morrisville Project, Series 2005A, 5.625%, 7/01/35
8/22 at 100.00 Baa3 819,949
920 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Alliance for Progress Charter School, Series 2019A, 5.000%,
6/15/39
6/26 at 100.00 N/R 926,836
11,855 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%,
6/15/50, 144A
12/27 at 100.00 N/R 10,730,316
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B:
10,705 4.875%, 12/15/35, 144A 12/27 at 100.00 N/R 9,911,438
11,045 5.125%, 12/15/44, 144A 12/27 at 100.00 N/R 9,873,678
2,050 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Nueva Esperanza, Inc. - Esperanza Academy Charter School,
Series 2013, 8.000%, 1/01/33, (Pre-refunded 1/01/23)
1/23 at 100.00 N/R (7) 2,111,889
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Richard Allen Preparatory
Charter School, Series 2006:
235 6.050%, 5/01/23 8/22 at 100.00 N/R 234,864
985 6.250%, 5/01/33 8/22 at 100.00 N/R 930,175
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Southwest Leadership
Academy, Series 2017:
345 6.470%, 11/01/37 11/27 at 100.00 N/R 337,427
4,785 6.600%, 11/01/47 11/27 at 100.00 N/R 4,663,892
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Tacony Academy Charter
School, Series of 2014:
1,000 6.875%, 6/15/33 6/23 at 100.00 BB+ 1,032,190
6,070 7.375%, 6/15/43 6/23 at 100.00 BB+ 6,272,070
3,380 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45, 144A
3/28 at 100.00 BB 3,170,372
8,590 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2019D, 3.000%, 9/01/44 - AGM Insured, (UB) (5)
9/29 at 100.00 A2 7,082,111
875 Quakertown General Authority Health Facilities Revenue USDA Loan
Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group,
Pennsylvania, Series 2017C, 5.300%, 7/01/42
7/22 at 100.00 N/R 837,104
3,100 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/32
5/24 at 100.00 BB+ 3,137,665
Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood
University, Series 2016:
2,000 5.000%, 6/01/36 6/26 at 100.00 BB+ 1,997,900
5,145 5.000%, 6/01/46 6/26 at 100.00 BB+ 4,923,456
23,970 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 4.000%, 6/01/49, (UB) (5)
6/29 at 100.00 Aa3 22,674,182

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Southcentral Pennsylvania General Authority, Revenue
Bonds, York Academy Regional Charter School Project,
Series 2018A:
$ 8,000 6.000%, 7/15/38, 144A 7/28 at 100.00 N/R $ 8,360,960
6,000 6.500%, 7/15/48, 144A 7/28 at 100.00 N/R 6,338,760
8,560 Wilkes-Barre Area School District, Luzerne County, Pennsylvania, General
Obligation Bonds, Series 2019, 4.000%, 4/15/54 - BAM Insured, (UB) (5)
4/29 at 100.00 A2 7,877,854
687,914 Total Pennsylvania 438,018,357
Puerto Rico - 9.1%
79,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2005A, 0.000%, 5/15/50
8/22 at 16.91 N/R 13,332,830
40,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2008A, 0.000%, 5/15/57
8/22 at 7.40 N/R 2,286,400
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series
2022A:
7,885 5.000%, 7/01/37, 144A 7/32 at 100.00 N/R 8,027,718
49,900 4.000%, 7/01/42, 144A 7/32 at 100.00 N/R 44,041,740
181,060 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 N/R 182,124,633
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
1 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 1,017
22,765 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 20,091,478
102,725 Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (4)
8/22 at 100.00 D 82,565,219
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Refunding Series 2010DDD:
4,505 3.375%, 7/01/21 (4) No Opt. Call D 3,817,988
30 3.957%, 7/01/22 (4) No Opt. Call N/R 25,500
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Refunding Series 2012A:
2,840 3.941%, 7/01/29 (4) 8/22 at 100.00 D 2,403,350
17,685 3.957%, 7/01/29 (4) 8/22 at 100.00 N/R 15,032,250
53,397 3.957%, 7/01/42 (4) 8/22 at 100.00 D 45,387,450
13,083 3.961%, 7/01/42 (4) 8/22 at 100.00 D 11,120,550
5,845 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 3.999%, 7/01/20 (4)
No Opt. Call D 4,975,556
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2007TT:
7,260 3.957%, 7/01/20 (4) No Opt. Call D 6,152,850
2,040 3.957%, 7/01/21 (4) No Opt. Call N/R 1,728,900
5,165 3.957%, 7/01/22 (4) No Opt. Call D 4,390,250
250 3.957%, 7/01/23 (4) 8/22 at 100.00 D 212,500
1,065 3.957%, 7/01/24 (4) 8/22 at 100.00 D 905,250
910 3.957%, 7/01/25 (4) 8/22 at 100.00 N/R 773,500
90 3.957%, 7/01/26 (4) 8/22 at 100.00 N/R 76,500
2,290 3.957%, 7/01/27 (4) 8/22 at 100.00 D 1,946,500
21,440 3.957%, 7/01/32 (4) 8/22 at 100.00 D 18,224,000
43,235 3.957%, 7/01/37 (4) 8/22 at 100.00 D 36,749,750
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2007VV:
1,465 3.999%, 7/01/20 (4) No Opt. Call D 1,247,081
2,000 5.250%, 7/01/34 - NPFG Insured No Opt. Call D 2,028,340

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010AAA:
$ 11,270 3.978%, 7/01/21 (4) No Opt. Call D $ 9,551,325
15 3.978%, 7/01/22 (4) No Opt. Call N/R 12,750
3,420 3.978%, 7/01/23 (4) 8/22 at 100.00 D 2,907,000
21,705 3.978%, 7/01/25 (4) 8/22 at 100.00 D 18,449,250
2,800 3.978%, 7/01/26 (4) 8/22 at 100.00 D 2,380,000
630 3.978%, 7/01/27 (4) 8/22 at 100.00 D 535,500
8,903 3.978%, 7/01/28 (4) 8/22 at 100.00 D 7,567,550
2,735 3.978%, 7/01/29 (4) 8/22 at 100.00 N/R 2,324,750
5,770 3.978%, 7/01/30 (4) 8/22 at 100.00 N/R 4,904,500
4,478 3.978%, 7/01/31 (4) 8/22 at 100.00 D 3,806,300
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010CCC:
280 3.957%, 7/01/21 (4) No Opt. Call D 237,300
185 3.957%, 7/01/22 (4) No Opt. Call N/R 157,250
1,510 3.895%, 7/01/23 (4) 8/22 at 100.00 D 1,277,838
3,225 3.957%, 7/01/24 (4) 8/22 at 100.00 D 2,741,250
2,000 3.926%, 7/01/25 (4) 8/22 at 100.00 D 1,692,500
890 3.957%, 7/01/25 (4) 8/22 at 100.00 N/R 756,500
30 3.937%, 7/01/26 (4) 8/22 at 100.00 D 25,387
4,840 3.978%, 7/01/26 (4) 8/22 at 100.00 D 4,114,000
365 3.957%, 7/01/27 (4) 8/22 at 100.00 D 310,250
23,345 3.978%, 7/01/27 (4) 8/22 at 100.00 D 19,843,250
2,220 3.957%, 7/01/28 (4) 8/22 at 100.00 D 1,887,000
6,200 3.978%, 7/01/28 (4) 8/22 at 100.00 D 5,270,000
14,586 3.990%, 7/01/28 (4) 8/22 at 100.00 D 11,522,794
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010XX:
1,960 3.926%, 7/01/25 (4) 8/22 at 100.00 D 1,658,650
215 3.937%, 7/01/26 (4) 8/22 at 100.00 D 181,944
3,060 3.978%, 7/01/26 (4) 8/22 at 100.00 D 2,601,000
405 3.947%, 7/01/27 (4) 8/22 at 100.00 N/R 342,731
400 3.978%, 7/01/27 (4) 8/22 at 100.00 D 340,000
6,460 3.978%, 7/01/35 (4) 8/22 at 100.00 D 5,491,000
5,525 4.019%, 7/01/36 (4) 8/22 at 100.00 D 4,737,688
83,005 3.978%, 7/01/40 (4) 8/22 at 100.00 D 70,554,250
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010ZZ:
475 3.957%, 7/01/18 (4) No Opt. Call N/R 402,563
1,150 3.978%, 7/01/18 (4) No Opt. Call N/R 974,625
135 3.957%, 7/01/19 (4) No Opt. Call D 114,412
60 3.895%, 7/01/20 (4) No Opt. Call D 50,175
125 3.957%, 7/01/20 (4) No Opt. Call D 105,938
590 3.978%, 7/01/20 (4) No Opt. Call N/R 500,025
5,690 3.978%, 7/01/21 (4) No Opt. Call D 4,822,275
6,535 3.978%, 7/01/22 (4) 7/22 at 100.00 D 5,554,750
1,620 3.978%, 7/01/23 (4) 8/22 at 100.00 D 1,377,000
205 3.957%, 7/01/24 (4) 8/22 at 100.00 D 174,250
10,510 3.978%, 7/01/24 (4) 8/22 at 100.00 D 8,933,500
250 3.957%, 7/01/26 (4) 8/22 at 100.00 D 212,500
25,760 3.978%, 7/01/26 (4) 8/22 at 100.00 D 21,896,000
255 3.957%, 7/01/28 (4) 8/22 at 100.00 D 216,750

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2013A:
$ 235 4.143%, 7/01/30 (4) 7/23 at 100.00 N/R $ 208,562
9,220 4.123%, 7/01/33 (4) 7/23 at 100.00 D 8,159,700
18,648 4.102%, 7/01/36 (4) 7/23 at 100.00 D 16,456,860
5,820 4.123%, 7/01/40 (4) 7/23 at 100.00 D 5,150,700
19,715 4.123%, 7/01/43 (4) 7/23 at 100.00 D 17,447,775
1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2016C-
4, 4.164%, 7/01/20 (4)
No Opt. Call N/R 893,750
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series WW:
105 3.999%, 7/01/20 (4) No Opt. Call D 89,381
2,895 3.999%, 7/01/21 (4) No Opt. Call D 2,464,369
2,915 3.988%, 7/01/22 (4) No Opt. Call N/R 2,481,394
4,245 3.988%, 7/01/23 (4) 8/22 at 100.00 D 3,613,556
550 3.988%, 7/01/24 (4) 8/22 at 100.00 N/R 468,187
1,865 3.978%, 7/01/25 (4) 8/22 at 100.00 D 1,585,250
3,735 3.957%, 7/01/28 (4) 8/22 at 100.00 D 3,174,750
16,605 3.978%, 7/01/33 (4) 8/22 at 100.00 D 14,114,250
30,910 3.999%, 7/01/38 (4) 8/22 at 100.00 D 26,389,413
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Taxable Build America Bond Series 2010EE:
5,400 4.036%, 7/01/30 (4) 8/22 at 100.00 D 4,320,000
75,300 4.044%, 7/01/32 (4) 8/22 at 100.00 D 60,522,375
34,730 4.061%, 7/01/40 (4) 8/22 at 100.00 D 27,914,238
19,000 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2005L, 5.250%, 7/01/38 - AMBAC Insured
No Opt. Call N/R 19,048,640
1,210 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2007N, 2.607%, 7/01/39 - FGIC Insured (4)
No Opt. Call N/R 1,149,500
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
759,574 0.000%, 7/01/46 7/28 at 41.38 N/R 205,229,324
474,294 0.000%, 7/01/51 7/28 at 30.01 N/R 94,901,486
5,000 5.000%, 7/01/58 7/28 at 100.00 N/R 4,927,350
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series
2018B-1:
11,648 0.000%, 7/01/46 7/28 at 41.38 N/R 3,147,173
50,220 0.000%, 7/01/51 7/28 at 30.01 N/R 10,048,520
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2:
15,000 4.329%, 7/01/40 7/28 at 100.00 N/R 14,123,550
4,334 4.329%, 7/01/40 7/28 at 100.00 N/R 4,080,764
13,165 4.784%, 7/01/58 7/28 at 100.00 N/R 12,607,594
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
1 5.250%, 7/01/23 No Opt. Call N/R 879
1 5.375%, 7/01/25 No Opt. Call N/R 1,528
44,144 0.000%, 7/01/33 7/31 at 89.94 N/R 24,860,263
0(9) 4.000%, 7/01/33 7/31 at 103.00 N/R 343
32,841 4.000%, 7/01/35 7/31 at 103.00 N/R 29,497,929
35,228 4.000%, 7/01/37 7/31 at 103.00 N/R 31,269,022
75,195 4.000%, 7/01/41 7/31 at 103.00 N/R 65,291,549
109,047 4.000%, 7/01/46 7/31 at 103.00 N/R 91,885,831

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
$ 203,913 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call N/R $ 101,701,379
University of Puerto Rico, University System Revenue
Bonds, Refunding Series 2006P:
830 5.000%, 6/01/23 8/22 at 100.00 CC 824,837
6,960 5.000%, 6/01/24 8/22 at 100.00 CC 6,879,960
7,050 5.000%, 6/01/25 8/22 at 100.00 CC 6,933,746
2,105 5.000%, 6/01/26 8/22 at 100.00 CC 2,060,142
8,875 5.000%, 6/01/30 8/22 at 100.00 CC 8,568,635
University of Puerto Rico, University System Revenue
Bonds, Series 2006Q:
75 5.000%, 6/01/23 8/22 at 100.00 CC 74,533
3,075 5.000%, 6/01/24 8/22 at 100.00 CC 3,039,638
1,355 5.000%, 6/01/25 8/22 at 100.00 CC 1,332,656
3,345 5.000%, 6/01/26 8/22 at 100.00 CC 3,273,718
7,203 5.000%, 6/01/30 8/22 at 100.00 CC 6,954,352
4,882 5.000%, 6/01/36 8/22 at 100.00 CC 4,667,290
3,077,186 Total Puerto Rico 1,697,022,011
Rhode Island - 0.2%
253,805 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
7/22 at 17.10 CCC- 39,365,155
South Carolina - 1.8%
Greenville Hospital System Board of Trustees, South
Carolina, Hospital Revenue Bonds, Tender Option Bond
Trust 2015-XF-0145:
510 18.523%, 11/01/23, 144A, (IF) (5) No Opt. Call A3 562,127
1,000 18.657%, 11/01/23, 144A, (IF) (5) No Opt. Call A3 1,077,210
500 18.657%, 11/01/23, 144A, (IF) (5) No Opt. Call A3 547,220
Hardeeville, South Carolina, Special Assessment Revenue
Bonds, East Argent Improvement District, Series 2021:
1,000 3.875%, 5/01/41, 144A 5/29 at 100.00 N/R 753,790
1,000 4.000%, 5/01/52, 144A 5/29 at 100.00 N/R 724,860
2,735 Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut
Creek Improvement District, Series 2016A-2, 5.750%, 12/01/46, 144A
8/22 at 110.00 N/R 2,256,867
Lancaster County, South Carolina, Special Assessment
Bonds, Edgewater II Improvement District, Capital
Appreciation Series 2007-A&B:
32,975 0.000%, 11/01/39 8/22 at 26.94 N/R 6,596,319
10,350 0.000%, 11/01/39 8/22 at 26.94 N/R 2,070,414
10,000 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Custodial Receipts CR-086, 5.000%,
8/15/36, (Pre-refunded 8/15/26), 144A
8/26 at 100.00 N/R (7) 10,944,100
8,340 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Custodial Receipts CR-087, 5.000%,
8/15/41, (Pre-refunded 8/15/26), 144A
8/26 at 100.00 N/R (7) 9,127,379
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head
Christian Academy, Series 2020:
2,160 5.000%, 1/01/40, 144A 1/30 at 100.00 N/R 1,976,098
5,000 5.000%, 1/01/55, 144A 1/30 at 100.00 N/R 4,251,100
1,955 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Midland Valley Preparatory School
Project, Series 2014, 7.750%, 11/15/45, 144A
11/26 at 100.00 N/R 2,095,174

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 4,000 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project,
Series 2015A, 5.250%, 8/15/46, 144A
2/25 at 100.00 BB+ $ 4,048,360
21,255 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Patriots Place Apartments Project, Series
2022A-1, 5.750%, 6/01/52
No Opt. Call N/R 14,881,476
240 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Patriots Place Apartments Project, Series
2022A-2, 6.000%, 6/01/23
No Opt. Call N/R 239,530
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, York Preparatory
Academy Project, Series 2014A:
1,370 7.000%, 11/01/33, (Pre-refunded 11/01/24) 11/24 at 100.00 N/R (7) 1,519,357
11,515 7.250%, 11/01/45, (Pre-refunded 11/01/24) 11/24 at 100.00 N/R (7) 12,835,195
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Columbia College, Refunding Series 2020A,
5.750%, 10/01/45
10/27 at 103.00 N/R 950,760
5,870 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, High Point Academy Project, Series 2018A,
5.750%, 6/15/49, 144A
12/26 at 100.00 Ba1 6,102,511
7,775 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series 2021A,
5.000%, 11/15/55, 144A
11/26 at 100.00 N/R 6,513,195
South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy
Project, Series 2021A:
1,000 5.000%, 6/15/51, 144A 6/29 at 100.00 N/R 857,320
905 5.000%, 6/15/56, 144A 6/29 at 100.00 N/R 756,272
South Carolina Jobs-Economic Development Authority,
Health Facilities Revenue Bonds, Lutheran Homes of South
Carolina Inc., Series 2013:
750 5.000%, 5/01/43 5/23 at 100.00 N/R 665,505
1,255 5.125%, 5/01/48 5/23 at 100.00 N/R 1,101,212
33,800 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, Bon Secours Mercy Health, Inc, Series 2020A, 4.000%, 12/01/44,
(UB) (5)
6/30 at 100.00 A+ 32,639,308
19,495 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, McLeod Health Projects, Refunding & Improvement Series 2018,
4.000%, 11/01/48, (UB) (5)
5/28 at 100.00 AA- 18,035,604
South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Prisma Health Obligated Group,
Series 2018A:
9,985 5.000%, 5/01/43, (UB) (5) 5/28 at 100.00 A3 10,376,512
8,560 5.000%, 5/01/48, (UB) (5) 5/28 at 100.00 A3 8,851,468
1,000 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project, Series
2021A, 8.750%, 7/01/25
7/22 at 100.00 N/R 996,400
6,780 South Carolina Public Service Authority Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/46, (UB) (5)
12/26 at 100.00 A- 6,958,653
1,565 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Improvement Series 2021B, 4.000%, 12/01/51
12/31 at 100.00 A- 1,399,986
28,660 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/50, (UB)
6/25 at 100.00 N/R 29,134,610

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 10,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2014C, 5.000%, 12/01/46, (UB)
12/24 at 100.00 N/R $ 10,165,800
7,770 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56, (UB) (5)
12/26 at 100.00 A- 7,951,585
2,185 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2013E, 5.000%, 12/01/48, (UB)
12/23 at 100.00 N/R 2,213,864
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Series 2014A:
2,575 5.000%, 12/01/49, (UB) 6/24 at 100.00 N/R 2,613,058
68,695 5.500%, 12/01/54, (UB) 6/24 at 100.00 N/R 70,046,918
4,970 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2015E, 5.250%, 12/01/55, (UB)
12/25 at 100.00 N/R 5,100,562
17,625 South Carolina State Ports Authority, Revenue Bonds, Series 2019B8,
4.000%, 7/01/49, (AMT), (UB) (5)
7/29 at 100.00 A+ 16,433,903
7,700 Walnut Creek Improvement District, Lancaster County, South Carolina,
Assessment Revenue Bonds, Series 2016A-2, 5.750%, 12/01/42
8/22 at 100.00 N/R 7,070,140
3,070 Walnut Creek Improvement District, Lancaster County, South Carolina,
Assessment Revenue Bonds, Series 2016A-3, 5.330%, 12/01/41
8/22 at 100.00 N/R 2,825,075
368,895 Total South Carolina 326,266,797
South Dakota - 0.0%
6,400 Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding Bonds,
Series 2014C, 6.000%, 3/01/32, 144A
3/24 at 100.00 N/R 5,200,520
Tennessee - 1.4%
2,000 Blount County Health and Educational Facilites Board, Tennessee,
Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/47
1/25 at 102.00 N/R 1,266,400
Bristol Industrial Development Board, Tennessee, State
Sales Tax Revenue Bonds, Pinnacle Project, Capital
Appreciation Series 2016B:
815 0.000%, 12/01/25, 144A No Opt. Call N/R 692,839
845 0.000%, 12/01/26, 144A No Opt. Call N/R 683,225
1,665 0.000%, 12/01/31, 144A No Opt. Call N/R 1,015,700
6,650 Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Series 2016A, 5.000%, 12/01/35, 144A
12/26 at 100.00 N/R 6,556,035
Chattanooga Health, Educational and Housing Facility
Board, Tennessee, Hospital Revenue Bonds, Catholic
Health Initiatives, Tender Option Bond 2015-XF1023:
2,545 16.482%, 1/01/40, (Pre-refunded 1/01/23), 144A, (IF) (5) 1/23 at 100.00 BBB+ (7) 2,719,078
865 16.468%, 1/01/45, (Pre-refunded 1/01/23), 144A, (IF) (5) 1/23 at 100.00 BBB+ (7) 924,114
2,500 16.490%, 1/01/45, (Pre-refunded 1/01/23), 144A, (IF) (5) 1/23 at 100.00 BBB+ (7) 2,671,100
64,160 Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 4.000%, 7/01/40, (UB) (5)
7/28 at 100.00 A- 61,230,454
2,000 Johnson City Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%,
8/15/42
8/22 at 100.00 A- 2,006,740
Knox County Health, Educational, and Housing Facilities
Board, Tennessee, Revenue Bonds, Provision Center for
Proton Therapy Project, Series 2014:
7,230 5.250%, 5/01/25, 144A (4) 11/24 at 100.00 N/R 3,398,100
59,375 6.000%, 5/01/34, 144A (4) 11/24 at 100.00 N/R 27,906,250
4,485 Memphis Health, Educational and Housing Facilities Board, Tennessee,
Multifamily Housing Revenue Bonds, Serenity Towers Apartments, Series
2014A, 5.875%, 3/01/44
3/24 at 100.00 CCC 4,079,063

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A:
$ 4,405 5.500%, 7/01/37 7/27 at 100.00 N/R $ 3,370,530
5,150 5.625%, 1/01/46 7/27 at 100.00 N/R 3,725,407
13,790 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge
Academy Charter School, Series 2017A, 0.000%, 6/15/47, 144A (4)
6/27 at 100.00 N/R 9,653,000
Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Rocketship Education Project, Series
2017E:
3,975 5.250%, 6/01/47, 144A 6/26 at 100.00 N/R 3,985,892
3,250 5.375%, 6/01/52, 144A 6/26 at 100.00 N/R 3,267,420
16,615 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/46, (UB) (5)
7/26 at 100.00 A3 17,386,933
19,965 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2017A, 5.000%, 7/01/48, (UB) (5)
7/27 at 100.00 A3 20,740,041
1,000 Metropolitan Government of Nashville-Davidson County Industrial
Development Board, Tennessee, Special Assessment Revenue Bonds,
South Nashville Central Business Improvement District, Series 2021A,
4.000%, 6/01/51, 144A
6/31 at 100.00 N/R 816,370
3,250 Metropolitan Government of Nashville-Davidson County Industrial
Development Board, Tennessee, Special Assessment Revenue Bonds,
South Nashville Central Business Improvement District, Series 2021B,
0.000%, 6/01/43, 144A
No Opt. Call N/R 1,009,840
5,030 Metropolitan Nashville Airport Authority/The, 4.000%, 7/01/54, (AMT),
(UB) (5)
7/30 at 100.00 A2 4,582,431
New Memphis Arena Public Building Authority, Memphis
and Shelby County, Tennessee, Local Government Public
Improvement Bonds, Capital Appreciation Series 2021:
1,325 0.000%, 4/01/41 4/31 at 79.40 AA 533,378
1,375 0.000%, 4/01/42 4/31 at 77.25 AA 520,919
1,525 0.000%, 4/01/43 4/31 at 75.19 AA 545,187
1,525 0.000%, 4/01/44 4/31 at 73.15 AA 515,862
1,625 0.000%, 4/01/45 4/31 at 71.11 AA 520,634
1,500 0.000%, 4/01/46 4/31 at 69.30 AA 454,320
1,450 Shelby County Health, Educational and Housing Facility Board, Tennessee,
Fixed Rate Revenue Bonds, Trezevant Manor, Refunding Series 2013A,
5.375%, 9/01/41
9/23 at 100.00 N/R 1,317,543
The Health and Educational Facilities Board of the City
of Franklin, Tennessee, Revenue Bonds, Provision Cares
Proton Therapy Center, Nashville Project, Series 2017A:
18,170 7.375%, 6/01/37, 144A (4) 6/27 at 100.00 N/R 4,905,900
17,235 7.500%, 6/01/47, 144A (4) 6/27 at 100.00 N/R 4,653,450
46,300 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call BBB 50,255,872
11,415 Wilson County Health and Educational Facilities Board, Tennessee, Senior
Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 5.500%,
1/01/46
8/22 at 100.00 N/R 8,188,664
335,010 Total Tennessee 256,098,691

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas - 5.1%
$ 1,000 Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, First-Lien Series 2021A, 4.000%, 10/01/50
10/31 at 100.00 N/R $ 903,410
6,140 Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50, 144A
10/31 at 100.00 N/R 5,365,071
4,000 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Area 1 Project, Series 2019, 6.500%, 9/01/48,
144A
9/29 at 100.00 N/R 4,022,200
3,000 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Major Improvement Area Project, Series 2019,
6.750%, 9/01/48, 144A
9/29 at 100.00 N/R 3,038,610
1,750 Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public
Improvement District 2 Area 1 Project, Series 2021, 4.250%, 9/15/51,
144A
9/31 at 100.00 N/R 1,399,457
Anna, Texas, Special Assessment Revenue Bonds, Sherley
Tract Public Improvement District 2 Major Improvement
Area Project, Series 2021:
200 4.500%, 9/15/31, 144A No Opt. Call N/R 180,660
525 5.000%, 9/15/51, 144A 9/31 at 100.00 N/R 441,168
4,235 Anson Education Facilities Corporation, Texas, Education Revenue Bonds,
Arlington Classics Academy, Series 2016A, 5.000%, 8/15/45
8/26 at 100.00 BBB- 4,275,656
Argyle, Texas, Special Assessment Revenue Bonds,
Highlands of  Argyle Public Improvement District 1 Project,
Series 2017:
750 5.000%, 9/01/37 9/27 at 100.00 N/R 751,912
1,470 5.250%, 9/01/47 9/27 at 100.00 N/R 1,476,233
Argyle, Texas, Special Assessment Revenue Bonds,
Waterbrook of  Argyle Public Improvement District Project,
Series 2018:
2,100 5.125%, 9/01/38, 144A 9/28 at 100.00 N/R 2,108,274
3,905 5.250%, 9/01/47, 144A 9/28 at 100.00 N/R 3,915,114
1,500 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Brooks Academies, Series 2021A, 5.000%, 6/15/51
6/26 at 100.00 N/R 1,326,855
9,520 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Great Hearts America - Texas, Series 2021A, 3.000%,
8/15/56, (UB) (5)
8/31 at 100.00 Aaa 7,220,634
Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools -
Texas Project, Refunding Series 2021A:
3,430 4.375%, 2/15/51 2/30 at 100.00 N/R 2,564,851
1,500 4.500%, 2/15/56 2/30 at 100.00 N/R 1,110,615
4,035 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Riverwalk Education Foundation, Series 2019, 3.000%,
8/15/54, (UB) (5)
8/29 at 100.00 AAA 3,118,087
Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, UME Preparatory Academy,
Taxable Series 2017A:
1,000 5.000%, 8/15/38 8/27 at 100.00 N/R 994,470
1,800 5.000%, 8/15/48 8/27 at 100.00 N/R 1,709,370
900 5.000%, 8/15/53 8/27 at 100.00 N/R 844,695
6,060 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phase 1 Project, Series 2015,
7.250%, 9/01/45
9/23 at 103.00 N/R 6,115,025

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Aubrey, Denton County, Texas, Special Assessment
Revenue Bonds, Jackson Ridge Public Improvement District
Phases 2 Project, Series 2018:
$ 1,000 5.750%, 9/01/33, 144A 9/23 at 103.00 N/R $ 1,031,150
3,775 6.125%, 9/01/45, 144A 9/23 at 103.00 N/R 3,903,652
5,125 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 2-3 Major
Improvements Project, Series 2015, 8.250%, 9/01/40
9/23 at 103.00 N/R 5,168,614
1,479 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 3A Project, Series
2021, 4.000%, 9/01/45, 144A
9/28 at 100.00 N/R 1,210,488
3,800 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn
Ridge South Public Improvement District Project, Series 2017, 6.200%,
9/01/47, 144A
9/27 at 100.00 N/R 3,922,816
6,240 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Estancia Hill Country Public Improvement District,
Series 2013, 6.000%, 11/01/28
11/23 at 100.00 N/R 6,236,069
3,000 Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds,
Backyard Public Improvement District Project, Series 2021, 5.250%,
9/01/51, 144A
9/31 at 100.00 N/R 2,543,670
1,120 Caddo Mills Municipal Management District No. 1, Texas, General
Obligation Bonds, Tax Road Series 2021, 3.000%, 9/01/46
9/26 at 100.00 N/R 840,706
Celina, Texas, Special Assessment Revenue Bonds,
Cambridge Crossing Public Improvement District Phase 1
Project, Series 2018:
1,690 5.125%, 9/01/38, 144A 9/28 at 100.00 N/R 1,693,853
4,230 5.250%, 9/01/47, 144A 9/28 at 100.00 N/R 4,242,902
Celina, Texas, Special Assessment Revenue Bonds,
Cambridge Crossing Public Improvement District Phases
2-7 Major Improvement Project, Series 2018:
4,230 5.500%, 9/01/38, 144A 9/28 at 100.00 N/R 4,322,595
7,480 5.625%, 9/01/48, 144A 9/28 at 100.00 N/R 7,633,190
Celina, Texas, Special Assessment Revenue Bonds, Celina
Hills Public Improvement District Project, Series 2022:
840 4.875%, 9/01/42, 144A 9/32 at 100.00 N/R 777,420
1,250 5.000%, 9/01/51, 144A 9/32 at 100.00 N/R 1,151,137
5,895 Celina, Texas, Special Assessment Revenue Bonds, Columns Public
Improvement District Project, Series 2018, 6.250%, 9/01/48, 144A
9/28 at 100.00 N/R 5,932,256
Celina, Texas, Special Assessment Revenue Bonds, Creeks
of Legacy Public Improvement District Phase 1 Project,
Series 2014:
1,445 6.625%, 9/01/32 9/22 at 103.00 N/R 1,446,850
3,385 7.000%, 9/01/40 9/22 at 103.00 N/R 3,389,265
3,735 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 1B Project, Series 2018, 5.250%,
9/01/44, 144A
9/28 at 100.00 N/R 3,762,041
Celina, Texas, Special Assessment Revenue Bonds, Creeks
of Legacy Public Improvement District Phase 2 & 3 Major
improvement Project, Series 2014:
2,025 7.250%, 9/01/32 9/22 at 103.00 N/R 1,948,921
3,500 7.625%, 9/01/40 9/22 at 103.00 N/R 3,407,425
5,000 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 2 Project, Series 2018, 5.625%,
9/01/48, 144A
9/28 at 100.00 N/R 5,081,350

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Celina, Texas, Special Assessment Revenue Bonds,
Edgewood Creek Public Improvement District Phase 1
Project, Series 2021:
$ 500 4.250%, 9/01/41, 144A 9/31 at 100.00 N/R $ 423,470
800 4.500%, 9/01/50, 144A 9/31 at 100.00 N/R 663,504
Celina, Texas, Special Assessment Revenue Bonds,
Edgewood Creek Public Improvement District Phase 2-3
Major Improvement Project, Series 2021:
350 5.250%, 9/01/41, 144A 9/31 at 100.00 N/R 313,968
640 5.500%, 9/01/50, 144A 9/31 at 100.00 N/R 569,158
995 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1 Project, Series 2016, 5.250%, 9/01/46
9/26 at 100.00 N/R 998,522
Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Phase 1B, Series
2018:
325 5.375%, 9/01/38, 144A 9/28 at 100.00 N/R 330,847
408 5.500%, 9/01/46, 144A 9/28 at 100.00 N/R 414,773
Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Project, Series 2018:
1,111 5.625%, 9/01/38 9/28 at 100.00 N/R 1,140,808
1,700 5.750%, 9/01/47 9/28 at 100.00 N/R 1,737,502
Celina, Texas, Special Assessment Revenue Bonds, Lakes
at Mustang Ranch Public Improvement District Phase 2-9
Major improvement Project, Series 2015:
1,700 6.000%, 9/01/30 9/22 at 103.00 N/R 1,669,808
4,825 6.250%, 9/01/40 9/22 at 103.00 N/R 4,732,215
3,115 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 1 Project, Series 2017, 6.125%, 9/01/46
9/27 at 100.00 N/R 2,944,329
2,375 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Direct Improvement Project, Series 2022,
4.375%, 9/01/51, 144A
9/30 at 100.00 N/R 1,987,400
1,245 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Major Improvement Project, Series 2017,
6.125%, 9/01/46
9/27 at 100.00 N/R 1,151,376
Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 1 Project,
Series 2022:
1,050 4.000%, 9/01/43, 144A 9/31 at 100.00 N/R 879,217
1,000 4.125%, 9/01/51, 144A 9/31 at 100.00 N/R 811,000
5,625 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 1 Project,
Series 2015, 7.250%, 9/01/45
3/23 at 103.00 N/R 5,482,800
4,500 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 5 Project,
Series 2022, 4.000%, 9/01/51, 144A
9/31 at 100.00 N/R 3,607,785
10,035 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Areas 2-5 Major
Improvement Project, Series 2015, 8.250%, 9/01/40
3/23 at 103.00 N/R 9,753,619
Celina, Texas, Special Assessment Revenue Bonds, The
Parks at Wilson Creek Public Improvement District Initial
Major Improvement Project, Series 2021:
1,000 4.250%, 9/01/41, 144A 9/31 at 100.00 N/R 851,250
1,380 4.500%, 9/01/51, 144A 9/31 at 100.00 N/R 1,145,096

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,500 Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson
Creek Public Improvement District Phase 1 Project, Series 2021, 4.000%,
9/01/51, 144A
9/31 at 100.00 N/R $ 1,207,230
Celina, Texas, Special Assessment Revenue Bonds,
Wells North Public Improvement District Neighborhood
Improvement Area 1 Project, Series 2016:
690 5.000%, 9/01/36, 144A 9/22 at 103.00 N/R 690,759
1,625 5.250%, 9/01/46, 144A 9/22 at 103.00 N/R 1,629,355
520 Celina, Texas, Special Assessment Revenue Bonds, Wells North Public
Improvement District Neighborhood Improvement Area 3-4 Project,
Series 2020, 4.000%, 9/01/50, 144A
9/30 at 100.00 N/R 426,306
1,475 Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 1 Project,
Series 2015, 6.250%, 9/01/45
9/24 at 100.00 N/R 1,460,604
7,350 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2021B, 4.000%, 1/01/51
1/31 at 100.00 Baa1 6,700,701
City of Shenandoah, Montgomery County, Texas,
Special Assessment Revenue Bonds, Metropark Public
Improvement District, Series 2018:
1,835 5.600%, 9/01/38 9/28 at 100.00 N/R 1,865,369
2,940 5.700%, 9/01/47 9/28 at 100.00 N/R 2,968,665
9,865 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, International Leadership of Texas, Series 2021, 3.000%, 8/15/51,
(UB) (5)
8/31 at 100.00 Aaa 7,736,429
Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project,
Series 2016:
1,410 6.250%, 9/01/35 9/23 at 103.00 N/R 1,468,896
3,300 6.500%, 9/01/46 9/23 at 103.00 N/R 3,436,323
1,200 Comal County, Texas, Special Assessment Revenue Bonds, Crossings
Public Improvement District, Series 2017, 5.000%, 9/01/46
9/27 at 100.00 N/R 1,152,144
1,000 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, Second-Lien Series 2021B, 5.000%,
10/01/50
10/31 at 100.00 BB- 836,800
Crandall, Kaufman County, Texas, Special Assessment
Revenue Bonds, Crandall Carwright Ranch Public
Improvement District Improvement Area 1 Project, Series
2021:
205 4.000%, 9/15/31, 144A No Opt. Call N/R 181,798
1,100 4.250%, 9/15/41, 144A 9/31 at 100.00 N/R 927,751
1,000 4.500%, 9/15/51, 144A 9/31 at 100.00 N/R 819,220
Crandall, Kaufman County, Texas, Special Assessment
Revenue Bonds, Crandall Carwright Ranch Public
Improvement District Improvement Area Project, Series
2021:
750 5.000%, 9/15/41, 144A 9/31 at 100.00 N/R 654,217
1,000 5.250%, 9/15/51, 144A 9/31 at 100.00 N/R 852,840
6,050 Danbury Higher Education Authority, Texas, Charter School Revenue
Bonds, John H. Wood Jr. Public Charter District, Inspire Academies,
Series 2013A, 6.500%, 8/15/43, (Pre-refunded 8/15/23)
8/23 at 100.00 N/R (7) 6,347,720
770 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2013A, 6.625%, 9/01/31, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R (7) 807,176
9,175 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44
9/24 at 100.00 BBB- 9,284,458

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,000 Edinburg Economic Development Corporation, Texas, Sales Tax Revenue
Bonds, Series 2021A, 3.375%, 8/15/46
8/28 at 100.00 N/R $ 730,890
1,500 Elmendorf, Texas, Special Assessment Revenue Bonds, Hickory Ridge
Public Improvement District Improvement Area 1, Series 2021, 4.000%,
9/01/51, 144A
9/31 at 100.00 N/R 1,157,490
1,500 Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 2A & 3A2, Series
2022, 4.375%, 8/15/52, 144A
8/30 at 100.00 N/R 1,303,455
2,000 Fate, Rockwell County, Texas, Special Assessment Revenue Bonds,
Monterra Public Improvement District 1 Improvement Area 1, Series
2021, 4.000%, 8/15/51, 144A
8/31 at 100.00 N/R 1,624,960
1,735 Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk
Public Improvement District 1, Refunding Series 2021, 4.000%, 9/01/43,
144A
9/31 at 100.00 N/R 1,421,416
5,530 Fort Bend County, Texas, Toll Road Revenue Bonds, Senior Lien Series
2021, 3.000%, 3/01/51, (UB) (5)
3/31 at 100.00 A2 4,377,493
6,690 Fort Bend Grand Parkway Toll Road Authority, 3.000%, 3/01/51, (UB) (5) 3/31 at 100.00 Aa1 5,349,993
750 Georgetown, Texas, Special Assessment Revenue Bonds, Parks at
Westhaven Public Improvement District Project, Series 2022, 4.250%,
9/15/47, 144A
9/30 at 100.00 N/R 651,465
28,985 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Refunding First Tier Series 2020C, 3.000%, 10/01/50, (UB) (5)
4/30 at 100.00 A2 21,377,887
2,530 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998,
8.000%, 4/01/28, (AMT)
8/22 at 100.00 B3 2,502,145
2,500 Harris County Cultural Education Facilities Finance Corporation, Texas,
First Mortgage Revenue Bonds, Brazos Presbyterian Homes, Inc. Project,
Series 2013B, 7.000%, 1/01/43, (Pre-refunded 1/01/23)
1/23 at 100.00 BBB- (7) 2,566,450
13,000 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022A, 4.125%, 7/01/52, (UB)
7/32 at 100.00 N/R 12,429,950
12,500 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2021A,
3.000%, 10/01/51, (UB) (5)
10/31 at 100.00 AA 9,997,625
600 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/53 -
AGM Insured
11/31 at 33.96 A2 122,934

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Junior Lien Series 2001H:
$ 475 0.000%, 11/15/23 - NPFG Insured No Opt. Call BB+ $ 456,076
4,400 0.000%, 11/15/26 No Opt. Call BB+ 3,751,836
520 0.000%, 11/15/26, (ETM) No Opt. Call Baa2 (7) 464,308
355 0.000%, 11/15/27, (ETM) No Opt. Call Baa2 (7) 306,411
4,645 0.000%, 11/15/27 No Opt. Call BB+ 3,788,044
11,595 0.000%, 11/15/28 - NPFG Insured No Opt. Call BB+ 9,005,721
480 0.000%, 11/15/28 - NPFG Insured, (ETM) No Opt. Call Baa2 (7) 399,950
125 0.000%, 11/15/29 - NPFG Insured, (ETM) No Opt. Call Baa2 (7) 100,565
10,400 0.000%, 11/15/29 - NPFG Insured No Opt. Call BB+ 7,686,016
12,645 0.000%, 11/15/30 - NPFG Insured No Opt. Call BB+ 8,873,123
5,000 0.000%, 11/15/31 - NPFG Insured No Opt. Call BB+ 3,328,100
1,910 0.000%, 11/15/32 - NPFG Insured 11/31 at 94.05 BB+ 1,184,277
2,075 0.000%, 11/15/34 - NPFG Insured 11/31 at 83.17 BB+ 1,119,172
35 0.000%, 11/15/35 11/31 at 78.18 BB+ 17,619
4,160 0.000%, 11/15/36 - NPFG Insured 11/31 at 73.51 BB+ 1,955,200
1,525 0.000%, 11/15/37 - NPFG Insured 11/31 at 69.08 BB+ 669,246
1,930 0.000%, 11/15/38 - NPFG Insured 11/31 at 64.91 BB+ 789,718
1,130 0.000%, 11/15/39 - NPFG Insured 11/31 at 60.98 BB+ 431,276
10,045 0.000%, 11/15/40 - NPFG Insured 11/31 at 57.27 BB+ 3,574,312
17,665 0.000%, 11/15/41 - NPFG Insured 11/31 at 53.78 BB+ 5,861,600
1,840 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior
Lien Series 2001G, 0.000%, 11/15/41 - NPFG Insured
11/31 at 53.78 BBB 618,976
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Third Lien Series 2004A-3:
100 0.000%, 11/15/31 - NPFG Insured 11/24 at 66.52 BB 59,917
605 0.000%, 11/15/32 - NPFG Insured 11/24 at 62.71 BB 340,936
1,420 0.000%, 11/15/33 - NPFG Insured 11/24 at 59.10 BB 752,643
25 0.000%, 11/15/34, (Pre-refunded 11/15/24) - NPFG Insured 11/24 at 55.69 Baa2 (7) 13,178
190 0.000%, 11/15/34 - NPFG Insured 11/24 at 55.69 BB 94,700
555 0.000%, 11/15/35 - NPFG Insured 11/24 at 52.47 BB 260,195
6,465 0.000%, 11/15/38 - NPFG Insured 11/24 at 43.83 BB 2,517,730
3,535 0.000%, 11/15/38, (Pre-refunded 11/15/24) - NPFG Insured 11/24 at 43.83 Baa2 (7) 1,466,459
9,245 0.000%, 11/15/39 11/24 at 41.26 BB 3,383,208
Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A:
1,180 0.000%, 11/15/34 - NPFG Insured 11/30 at 78.27 A2 648,198
27,155 0.000%, 11/15/38 - NPFG Insured 11/30 at 61.17 A2 11,318,204
8,805 0.000%, 11/15/40 - NPFG Insured 11/30 at 54.04 A2 3,200,705
1,025 Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public
Improvement District 5 Improvement Area 1 Project, Series 2019,
4.125%, 9/01/39, 144A
9/29 at 100.00 N/R 923,966
1,500 Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public
Improvement District 5 Improvement Area 2 Project, Series 2021,
4.000%, 9/01/51, 144A
9/31 at 100.00 N/R 1,184,880
9,190 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
7.000%, 9/15/45
9/25 at 100.00 N/R 8,497,901
6,520 Heart of Texas Education Finance Corporation, Texas, Gateway Charter
Academy, Series 2006A, 6.000%, 2/15/36
8/22 at 100.00 N/R 6,520,196
8,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding
Series 2011, 6.625%, 7/15/38, (AMT)
8/22 at 100.00 B 8,014,960

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines Inc. Terminal Improvement Project,
Refunding Series 2015B-1:
$ 5,000 5.000%, 7/15/30, (AMT) 7/25 at 100.00 B $ 5,005,650
595 5.000%, 7/15/35, (AMT) 7/25 at 100.00 B 586,593
2,000 Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Cottonwood Creek Public Improvement Area 1 Project Series 2021,
4.000%, 9/01/51, 144A
9/29 at 100.00 N/R 1,585,940
1,500 Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Durango Farms Public Improvement Project Series 2021, 4.000%,
9/01/56, 144A
9/29 at 100.00 N/R 1,168,860
1,000 Hutto, Williams County Texas, Special Assessment Revenue Bonds, Emory
Crossing, Public Improvement Area 1 Project Series 2021, 4.000%,
9/01/56, 144A
9/29 at 100.00 N/R 773,100
Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 1 Project, Series 2018:
1,315 5.000%, 9/01/38, 144A 9/28 at 100.00 N/R 1,289,213
1,175 5.375%, 9/01/38, 144A 9/28 at 100.00 N/R 1,175,822
1,930 5.125%, 9/01/47, 144A 9/28 at 100.00 N/R 1,849,616
1,770 5.500%, 9/01/47, 144A 9/28 at 100.00 N/R 1,753,185
750 Justin, Denton County, Texas, Special Assessment Revenue Bonds,
Timberbrook Public Improvement District 1 Improvement Area 2 Project,
Series 2018, 4.000%, 9/01/51, 144A
9/31 at 100.00 N/R 617,377
2,000 Kaufman County Fresh Water Supply District 1-D, Texas, General
Obligation Road Bonds, Series 2021, 3.000%, 9/01/51
9/26 at 100.00 N/R 1,381,180
1,280 Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 3 Project, Series 2021, 4.000%,
9/01/46, 144A
9/31 at 100.00 N/R 1,047,155
2,000 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District, Series 2022, 5.000%, 9/01/42
9/32 at 100.00 N/R 1,921,300
2,500 Lago Vista, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Major Improvement
Area Project, Series 2020B, 4.875%, 9/01/50, 144A
9/30 at 100.00 N/R 2,225,100
1,015 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Area 1 Project, Series 2019, 4.250%, 9/15/39,
144A
9/29 at 100.00 N/R 918,007
1,270 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Major Improvement Area Project, Series 2019,
5.000%, 9/15/49, 144A
9/29 at 100.00 N/R 1,167,435
2,730 Leander, Texas, Special Assessment Revenue Bonds, Crystal Springs Public
Improvement District Project, Series 2018, 5.300%, 9/01/48, 144A
9/28 at 100.00 N/R 2,408,679
1,100 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Northern Improvement Area Major Improvement
Project, Series 2017, 5.375%, 9/01/47, 144A
9/26 at 100.00 N/R 974,842
3,850 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Southern Improvement Area Project, Series 2017,
5.000%, 9/01/47, 144A
9/26 at 100.00 N/R 3,418,299
Legato Community Authority, Commerce City, Colorado,
Limited Tax Supported Revenue Bonds, District 1, 2, 3 & 7,
Series 2021A-1:
1,355 5.000%, 12/01/41 6/26 at 103.00 N/R 1,247,074
1,030 5.000%, 12/01/46 6/26 at 103.00 N/R 917,514
1,025 5.000%, 12/01/51 6/26 at 103.00 N/R 888,941

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,269 Legato Community Authority, Commerce City, Colorado, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021B, 8.250%,
12/15/51
6/26 at 103.00 N/R $ 2,014,532
2,850 Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Butler Farms Public Improvement District Improvement Areas 1
& 2 Project, Series 2022, 4.000%, 9/01/52, 144A
9/32 at 100.00 N/R 2,347,004
1,000 Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Butler Farms Public Improvement District Major Improvement
Area Project, Series 2022, 4.375%, 9/01/52, 144A
9/32 at 100.00 N/R 836,760
Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Liberty Parke Public Improvement District
Master Improvement Area Project, Series 2017:
390 5.125%, 9/01/27, 144A No Opt. Call N/R 397,246
2,150 6.000%, 9/01/46, 144A 9/27 at 100.00 N/R 2,201,364
1,075 Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Liberty Parke Public Improvement District Neighborhood
Improvement Area 1 Project, Series 2017, 5.375%, 9/01/46, 144A
9/26 at 100.00 N/R 1,084,267
1,000 Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas Ranch
Public Improvement District Project, Series 2022, 4.000%, 9/01/51, 144A
9/32 at 100.00 N/R 786,800
Little Elm, Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District Phase I, Refunding &
Improvement Series 2018:
95 0.000%, 9/01/22, 144A No Opt. Call N/R 94,355
6,540 5.250%, 9/01/44, 144A 9/28 at 100.00 N/R 6,577,082
5,160 Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe
Public Improvement District 2 Phase 1-1A Project, Series 2017, 6.000%,
9/01/47, 144A
9/27 at 100.00 N/R 5,250,868
Little Elm,Texas, Special Assessment Revenue Bonds,
Hillstone Pointe Public Improvement District 2 Phase 2-3
Project, Series 2018:
723 5.750%, 9/01/38, 144A 9/28 at 100.00 N/R 743,273
1,350 5.875%, 9/01/47, 144A 9/28 at 100.00 N/R 1,381,225
1,500 Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates
Public Improvement District 2 Project, Series 2017, 5.000%, 9/01/47,
144A
9/27 at 100.00 N/R 1,467,600
Little Elm,Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District Improvement Area 2
Project, Refunding & Improvement Series 2018:
70 0.000%, 9/01/22, 144A No Opt. Call N/R 69,511
70 0.000%, 9/01/23, 144A No Opt. Call N/R 66,620
12,095 5.750%, 9/01/48, 144A 9/28 at 100.00 N/R 12,332,183
Little Elm,Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District Major Improvement
Area Project, Refunding Series 2018:
125 0.000%, 9/01/22, 144A No Opt. Call N/R 124,118
125 0.000%, 9/01/23, 144A No Opt. Call N/R 118,640
125 0.000%, 9/01/24, 144A No Opt. Call N/R 113,509
125 0.000%, 9/01/25, 144A No Opt. Call N/R 108,475
6,300 6.750%, 9/01/48, 144A 9/28 at 100.00 N/R 6,529,257
Manor, Texas, Special Assessment Revenue Bonds, Lagos
Public Improvement District Major Improvement Area
Project, Series 2020:
600 4.500%, 9/15/40, 144A 9/30 at 100.00 N/R 547,626
600 4.625%, 9/15/49, 144A 9/30 at 100.00 N/R 530,946

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,755 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Major Improvement Area
Project, Series 2019, 5.750%, 9/01/49, 144A
9/29 at 100.00 N/R $ 1,676,060
1,670 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Neighborhood Improvement
Area 1 Project, Series 2019, 5.250%, 9/01/49, 144A
9/29 at 100.00 N/R 1,564,489
2,000 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1 Project,
Series 2021, 4.375%, 9/01/51, 144A
9/31 at 100.00 N/R 1,624,040
1,000 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Major Improvement Area
Project, Series 2021, 5.125%, 9/01/51, 144A
9/31 at 100.00 N/R 850,420
1,000 McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma
Public Improvement  District Improvement Area 3 Project, Series 2021,
4.000%, 9/15/51, 144A
9/31 at 100.00 N/R 781,460
3,000 McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma
Public Improvement  District Improvement Area 4 Project, Series 2022,
5.750%, 9/15/52, 144A
9/32 at 100.00 N/R 2,879,520
Medina County, Texas, Special Assessment Revenue
Bonds, Woodlands Public Improvement District Major
Improvement Areas 1, Series 2021:
785 5.250%, 9/01/41, 144A 9/31 at 100.00 N/R 683,570
1,160 5.500%, 9/01/50, 144A 9/31 at 100.00 N/R 995,257
1,250 Medina County, Texas, Special Assessment Revenue Bonds, Woodlands
Public Improvement District Neighborhood Improvement Areas 1,
Series 2021, 4.750%, 9/01/50, 144A
9/31 at 100.00 N/R 1,031,312
Mesquite, Texas, Special Assessment Bonds, Heartland
Town Center Public Improvement District Phase 1 Project,
Series 2018:
850 5.250%, 9/01/38, 144A 9/28 at 100.00 N/R 859,282
1,595 5.375%, 9/01/48, 144A 9/28 at 100.00 N/R 1,610,248
1,510 Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public
Improvement District Phase 2 Major Improvement Project, Series 2018,
5.625%, 9/01/48, 144A
9/28 at 100.00 N/R 1,519,619
Mesquite, Texas, Special Assessment Bonds, Iron Horse
Public Improvement District Project, Series 2019:
1,000 5.750%, 9/15/39, 144A 9/29 at 100.00 N/R 966,030
2,300 6.000%, 9/15/49, 144A 9/29 at 100.00 N/R 2,190,405
1,750 Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms
Public Improvement District Improvement Areas 1-2 Project, Series
2021, 4.125%, 9/15/51, 144A
9/31 at 100.00 N/R 1,418,410
Midlothian, Texas, Special Assessment Revenue Bonds,
Redden Farms Public Improvement District Major
Improvement Area Project, Series 2021:
420 4.500%, 9/15/41, 144A 9/31 at 100.00 N/R 361,171
750 4.750%, 9/15/51, 144A 9/31 at 100.00 N/R 624,187
17,127 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 7.750%, 1/01/45, (AMT), 144A (4),(8)
1/26 at 102.00 N/R 439,600
New Braunfels, Comal and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Solms Landing Public
Improvement District Improvement Area 1 Project, Series
2021:
1,000 4.500%, 9/01/41, 144A 9/31 at 100.00 N/R 842,160
1,000 4.750%, 9/01/51, 144A 9/31 at 100.00 N/R 821,670

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
New Hope Cultural Education Facilities Finance
Corporation, Texas, Education Revenue Bonds, Beta
Academy, Series 2018A:
$ 1,595 5.625%, 8/15/39, 144A 8/24 at 100.00 N/R $ 1,624,220
3,340 5.750%, 8/15/49, 144A 8/24 at 100.00 N/R 3,396,747
780 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call N/R 666,908
5,050 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call N/R 4,478,845
21,115 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 N/R 11,482,337
4,305 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series
2018A, 5.500%, 7/01/54
7/24 at 103.00 N/R 3,607,934
New Hope Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Methodist Retirement Communites Senior Living Langford
Project, Series 2016:
670 5.375%, 11/15/36 11/26 at 100.00 N/R 624,514
1,000 5.500%, 11/15/46 11/26 at 100.00 N/R 898,660
2,000 5.500%, 11/15/52 11/26 at 100.00 N/R 1,762,520
New Hope Cultural Education Facilities Finance
Corporation, Texas, Senior Living Revenue Bonds,
Sanctuary LTC LLC Project, Series 2021A-1:
2,000 5.250%, 1/01/42 1/28 at 103.00 N/R 1,774,360
91,150 5.500%, 1/01/57 1/28 at 103.00 N/R 77,900,436
7,260 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus
Christi I, L.L.C.-Texas A&M University-Corpus Christi Project, Series
2014A, 5.000%, 4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R (7) 7,625,468
1,490 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- San Antonio 1, L.L.C. - Texas A&M University - San Antonio Project,
Series 2016A, 5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 N/R (7) 1,631,535
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
NCCD - College Station Properties LLC - Texas A&M
University Project,  Series 2015A:
1,840 5.000%, 7/01/24 No Opt. Call CCC 1,564,000
13,600 5.000%, 7/01/35 7/25 at 100.00 CCC 11,560,000
115,200 5.000%, 7/01/47 7/25 at 100.00 CCC 97,920,000
9,965 New Hope Cultural Educational Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Children's Health Systems of Texas Project,
Series 2017A, 4.000%, 8/15/40, (UB) (5)
8/27 at 100.00 Aa3 9,864,453
43,310 North Fort Bend Water Authority, Texas, Water System Revenue Bonds,
Refunding  Series 2019A, 4.000%, 12/15/58, (UB) (5)
12/29 at 100.00 A+ 40,480,558
2,165 North Parkway Municipal Management District 1, Celina, Texas, Contract
Revenue Bonds, Legacy Hills Public Improvement District Phase 1A-1B
Improvements, Series 2021, 4.250%, 9/15/51, 144A
9/31 at 100.00 N/R 1,827,650
9,000 North Parkway Municipal Management District 1, Celina, Texas, Special
Assessment Revenue Bonds, Major Improvements Project, Series 2021,
5.000%, 9/15/51, 144A
9/31 at 100.00 N/R 8,312,130

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 670 North Richland Hills, Texas, Special Assessment Revenue Bonds, City
Point Public Improvement District Zone A Project, Series 2019, 5.625%,
9/01/40, 144A
9/30 at 100.00 N/R $ 629,693
North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B
Project, Series 2019:
658 5.250%, 9/01/40, 144A 9/30 at 100.00 N/R 607,965
923 5.375%, 9/01/50, 144A 9/30 at 100.00 N/R 830,571
16,595 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier Series 2021B, 3.000%, 1/01/51
1/31 at 100.00 A 12,642,901
14,565 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier Series 2021B, 3.000%, 1/01/51, (UB) (5)
1/31 at 100.00 A 11,096,345
Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone A
Improvement Area 1 Project, Series 2022:
350 5.250%, 9/15/32, 144A No Opt. Call N/R 344,011
800 5.500%, 9/15/42, 144A 9/32 at 100.00 N/R 779,008
1,250 5.625%, 9/15/52, 144A 9/32 at 100.00 N/R 1,211,088
Pilot Point, Texas, Special Assessment Revenue
Bonds, Creekview Public Improvement District Zone B
Improvement Area 1 Project, Series 2022:
300 5.250%, 9/15/32, 144A No Opt. Call N/R 294,867
750 5.500%, 9/15/42, 144A 9/32 at 100.00 N/R 730,320
1,000 5.625%, 9/15/52, 144A 9/32 at 100.00 N/R 968,870
3,000 Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Improvement Area 1 Project, Series 2022, 5.500%,
9/15/48, 144A
9/30 at 100.00 N/R 2,979,120
4,900 Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Improvement Area 2 Project, Series 2022, 6.000%,
9/15/52, 144A
9/32 at 100.00 N/R 4,845,561
2,000 Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Major Improvement Area Project, Series 2022,
6.500%, 9/15/52, 144A
9/32 at 100.00 N/R 1,978,860
4,250 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek East Public Improvement District Project, Series
2021, 4.375%, 9/15/51, 144A
9/31 at 100.00 N/R 3,364,682
1,250 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek West Public Improvement District Project, Series
2021, 4.000%, 9/15/51, 144A
9/31 at 100.00 N/R 985,025
2,000 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2021A, 2.750%, 1/01/36, (AMT), 144A
7/23 at 103.00 N/R 1,517,760
Pottsboro Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Imagine International Academy
of North Texas, LLC, Series 2016A:
655 5.000%, 8/15/36 8/26 at 100.00 N/R 648,430
1,000 5.000%, 8/15/46 8/26 at 100.00 N/R 951,530
1,500 Princeton, Collins County, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District 2 Project, Series 2022, 5.250%,
9/01/52 , (WI/DD, Settling 7/26/22)
9/30 at 100.00 N/R 1,510,725
500 Princeton, Texas, Special Assessment Revenue Bonds, Brookside Public
Improvement District Phase 2 & 3 Project, Series 2021, 4.000%, 9/01/51,
144A
9/29 at 100.00 N/R 410,355

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 6,130 Princeton, Texas, Special Assessment Revenue Bonds, Crossroads Public
Improvement District Major improvement Project, Series 2018, 6.500%,
9/01/48, 144A
9/28 at 100.00 N/R $ 6,178,672
2,080 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%,
9/01/49, 144A
9/29 at 100.00 N/R 1,892,384
Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6
Major Improvement Project, Series 2019:
1,000 5.500%, 9/01/39, 144A 9/29 at 100.00 N/R 985,730
2,000 5.750%, 9/01/49, 144A 9/29 at 100.00 N/R 1,962,100
3,605 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.125%, 2/01/39
2/24 at 100.00 Ba1 3,679,948
1,000 Red Oak, Ellis County, Texas, Special Assessment Revenue Bonds, Red
Oak Public Improvement District 1 Improvement Area 1 Project, Series
2021, 4.000%, 9/15/51, 144A
9/30 at 100.00 N/R 810,790
Red River Health Facilities Development Corporation,
Texas, First Mortgage Revenue Bonds, Eden Home Inc.,
Series 2012:
6,280 4.087%, 12/15/32 (4) 8/22 at 100.00 N/R 3,893,600
5,525 4.087%, 12/15/42 (4) 8/22 at 100.00 N/R 3,425,500
14,375 4.087%, 12/15/47 (4) 8/22 at 100.00 N/R 8,912,500
3,300 Red River Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 7.750%,
11/15/44, (Pre-refunded 11/15/24)
11/24 at 100.00 N/R (7) 3,701,973
445 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public
Improvement District North Improvement Area, Series 2016, 6.000%,
9/15/46
3/24 at 102.00 N/R 405,141
1,365 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 2 Project,
Series 2019, 4.625%, 9/15/39, 144A
9/27 at 100.00 N/R 1,303,998
4,200 Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Publifc improvement District Major Improvement Area
Project, Series 2017, 5.250%, 9/15/48, 144A
9/27 at 100.00 N/R 4,148,298
Royse CIty, Rockwall, Collin and Hunt Counties, Texas,
Special Assessment Revenue Bonds, Creekshaw Public
Improvement District Major Improvement Area Project,
Series 2020:
400 4.875%, 9/15/40, 144A 9/30 at 100.00 N/R 361,424
700 5.125%, 9/15/50, 144A 9/30 at 100.00 N/R 617,043
2,235 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Major Improvement Area Project, Series 2020, 5.625%,
9/15/50, 144A
9/30 at 100.00 N/R 2,007,522
1,250 San Antonio Education Facilities Corporation, Texas, Higher Education
Revenue Bonds, Hallmark University Project, Series 2021A, 5.000%,
10/01/51
10/31 at 100.00 N/R 1,041,225
San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos
Trace Public Improvement District Series 2019:
3,800 5.750%, 9/01/39, 144A 9/28 at 100.00 N/R 3,807,866
5,000 5.750%, 9/01/48, 144A 9/28 at 100.00 N/R 4,986,100
2,200 San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Whisper Public Improvement District
Series 2020, 5.625%, 9/01/50
9/30 at 100.00 N/R 2,144,912

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
San Marcos, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, Whisper South
Public Improvement District, Series 2020:
$ 1,500 4.250%, 9/01/42, 144A 9/32 at 100.00 N/R $ 1,266,555
1,750 4.500%, 9/01/51, 144A 9/32 at 100.00 N/R 1,438,045
100 Sanger Industrial Development Corporation, Texas, Industrial
Development Revenue Bonds, Texas Pellets Inc. Project, Refunding
Series 2012B, 8.000%, 7/01/38, (AMT) (4)
8/22 at 100.00 N/R 25,000
1,000 Santa Fe, Galveston County, Texas, Special Assessment Revenue Bonds,
Mulberry Farms Public Improvement District Series 2022, 5.000%,
9/01/52, 144A
9/32 at 100.00 N/R 913,710
Sinton, San Patricio County, Texas, Special Assessment
Revenue Bonds, Somerset Public Improvement District 1
Series 2022:
1,000 5.125%, 9/01/42, 144A 9/32 at 100.00 N/R 898,700
1,800 5.250%, 9/01/51, 144A 9/32 at 100.00 N/R 1,555,848
11,130 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Cook Childrens Medical Center, Series 2020,
3.000%, 12/01/50, (UB) (5)
12/29 at 100.00 AA 8,214,942
Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A:
240 6.625%, 11/15/37 5/27 at 100.00 N/R 249,494
5,875 6.750%, 11/15/47 5/27 at 100.00 N/R 6,112,938
5,865 6.750%, 11/15/52 5/27 at 100.00 N/R 6,089,981
2,075 Tarrant County Cultural Education Facilities Finance Corporaton, Texas,
Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project,
Series 2009A, 0.000%, 2/15/38 (4)
8/22 at 100.00 N/R 1,369,500
Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds, C.C.
Young Memorial Home Project, Series 2016A:
1,000 0.000%, 2/15/48 (4) 2/27 at 100.00 N/R 660,000
1,000 0.000%, 2/15/52 (4) 2/27 at 100.00 N/R 660,000
100 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Series 2006A, 5.250%, 12/15/22
No Opt. Call A- 101,318
Texas Private Activity Bond Surface Transporation
Corporation, Senior Lien Revenue Bonds, NTE Mobility
Partners Segments 3 LLC Segments 3A & 3B Facility, Series
2013:
6,665 7.000%, 12/31/38, (AMT) 9/23 at 100.00 Baa3 6,891,943
3,660 6.750%, 6/30/43, (AMT) 9/23 at 100.00 Baa3 3,767,677
12,224 Texas State Affordable Housing Corporation Multifamily Housing Revenue
Bonds, Peoples El Shaddai Village and St. James Manor Apartments
Project, Series 2016, 4.850%, 12/01/56, 144A
1/34 at 100.00 N/R 11,122,709
3,470 Town Of Hickory Creek, Denton County, Texas, Special Assessment
Revenue Bonds, Hickory Creek Public Improvement District, Series 2018,
5.625%, 9/01/47
9/28 at 100.00 N/R 3,548,457
1,150 Venus, Johnson County, Texas, Special Assessment Revenue Bonds, Patriot
Estates Public Improvement District, Series 2021, 4.000%, 9/15/51, 144A
9/29 at 100.00 N/R 942,046
4,000 Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Improvement Area
#2 Project, Series 2018, 5.000%, 9/01/47
9/27 at 100.00 N/R 3,855,560

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Westlake, Texas, Special Assessment Revenue Bonds,
Solana Public Improvement District, Series 2015:
$ 3,025 6.125%, 9/01/35 9/25 at 100.00 N/R $ 2,819,119
2,755 6.250%, 9/01/40 9/25 at 100.00 N/R 2,533,553
7,045 6.375%, 9/01/45 9/25 at 100.00 N/R 6,446,386
1,156,312 Total Texas 954,649,842
Utah - 0.5%
15,530 Black Desert Public Infrastructure District, Limited Tax General Obligation
Bonds, Series 2021A, 4.000%, 3/01/51, 144A
9/26 at 103.00 N/R 12,064,325
3,500 Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 9/15/51, 144A
9/26 at 103.00 N/R 2,915,255
11,315 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory
Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, (AMT), 144A (4)
12/27 at 100.00 N/R 8,103,916
300 Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds,
Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23,
(AMT)
No Opt. Call N/R 300,906
10,000 Gateway at Sand Hollow, Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A, 5.500%, 3/01/51, 144A
12/26 at 103.00 N/R 7,636,200
3,275 Jepson Canyon Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2022A, 5.125%, 3/01/51
3/27 at 103.00 N/R 2,538,158
Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2020A:
3,875 5.250%, 2/01/40, 144A 9/25 at 103.00 N/R 3,380,976
11,000 5.500%, 2/01/50, 144A 9/25 at 103.00 N/R 9,461,430
1,955 Medical School Campus Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Subordinate Lien Series 2020B, 7.875%,
8/15/50, 144A
9/25 at 103.00 N/R 1,651,506
600 Red Bridge Public Infrastructure District 1, Limited Tax General Obligation
Bonds, Subordinate Series 2021B, 7.375%, 8/15/51, 144A
2/26 at 103.00 N/R 488,952
600 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A
2/26 at 103.00 N/R 467,484
1,075 ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.250%, 3/01/51, 144A
9/26 at 103.00 N/R 826,567
424 ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 3/15/51, 144A
9/26 at 103.00 N/R 352,624
1,320 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Bridge Elementary Project, Series 2021A, 4.250%, 6/15/51
6/28 at 103.00 N/R 994,277
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Leadership Learning Academy Project,
Series 2019A:
1,705 5.000%, 6/15/39, 144A 6/27 at 102.00 N/R 1,651,907
1,670 5.000%, 6/15/50, 144A 6/27 at 102.00 N/R 1,542,512
830 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Mountain West Montessori Academy Project, Series 2020A, 5.000%,
6/15/49, 144A
12/29 at 100.00 N/R 779,760
5,130 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A
1/25 at 102.00 N/R 4,121,237
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Renaissance Academy Project, Refunding
Series 2020:
950 5.000%, 6/15/40, 144A 6/28 at 102.00 Ba2 956,156
2,000 5.000%, 6/15/55, 144A 6/28 at 102.00 Ba2 1,924,980

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah (continued)
$ 8,380 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Saint George Academy Project, Series 2021A, 5.000%, 6/15/56, 144A
12/30 at 101.00 N/R $ 6,133,071
200 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Saint George Academy Project, Taxable Series 2021B, 5.750%, 6/15/24,
144A
No Opt. Call N/R 194,322
5,430 Utah Charter School Finance Authority, Revenue Bonds, Channing Hall
Project, Refunding Series 2017A, 5.250%, 7/15/38, 144A
7/27 at 100.00 BB 5,489,567
3,180 Utah Charter School Finance Authority, Revenue Bonds, Wallace Stegner
Academy Project, Series 2019A, 5.000%, 6/15/49, 144A
6/27 at 100.00 N/R 2,945,189
5,795 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc,
Series 2020A, 3.000%, 5/15/50, (UB) (5)
5/30 at 100.00 AA+ 4,540,730
11,315 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2016B, 4.000%, 5/15/47, (UB) (5)
5/24 at 100.00 AA+ 10,818,158
6,450 Utah State Board of Regents, Revenue Bonds, Dixie University, Series
2019, 3.000%, 6/01/49, (UB) (5)
6/29 at 100.00 AA 4,840,596
117,804 Total Utah 97,120,761
Virgin Islands - 0.9%
17,430 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 17,610,923
Virgin Islands Public Finance Authority, Gross Receipts
Taxes Loan Note, Refunding Series 2012A:
200 4.000%, 10/01/22 No Opt. Call N/R 199,688
7,215 5.000%, 10/01/32 10/22 at 100.00 N/R 6,900,859
Virgin Islands Public Finance Authority, Gross Receipts
Taxes Loan Note, Refunding Series 2014C:
16,050 5.000%, 10/01/24 No Opt. Call N/R 15,999,603
9,750 5.000%, 10/01/30 10/24 at 100.00 N/R 9,431,468
40,815 5.000%, 10/01/39 10/24 at 100.00 N/R 37,746,528
500 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Series 2012C, 5.000%, 10/01/42
10/22 at 100.00 N/R 455,120
Virgin Islands Public Finance Authority, Gross Receipts
Taxes Loan Note, Working Capital Series 2014A:
4,790 5.000%, 10/01/24 No Opt. Call N/R 4,774,959
1,200 5.000%, 10/01/29 10/24 at 100.00 N/R 1,168,944
1 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Bonds, Refunding Senior Lien Series 2013B, 5.000%, 10/01/24,
(ETM)
No Opt. Call Caa2 1,038
22,500 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26, 144A
No Opt. Call N/R 21,696,750
23,192 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Series 2020A, 7.500%, 7/01/22, 144A
No Opt. Call N/R 23,191,990
Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2007A:
65 5.000%, 7/01/22 7/22 at 100.00 Caa3 65,000
20 5.000%, 7/01/25 8/22 at 100.00 Caa3 19,439
975 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
8/22 at 100.00 Caa3 898,102
6,885 West Indian Company Limited, Virgin Island, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.375%, 4/01/52, 144A
10/29 at 104.00 N/R 6,355,957
13,000 West Indian Company Limited, Virgin Island, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.500%, 4/01/52, (AMT), 144A
10/29 at 104.00 N/R 12,150,970
164,588 Total Virgin Islands 158,667,338

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia - 1.9%
$ 2,340 Alexandria, Virginia, General Obligation Bonds, Capital Improvement
Series 2019A, 3.000%, 7/15/46, (UB) (5)
7/30 at 100.00 AAA $ 1,955,374
Arlington County Industrial Development Authority,
Virginia, Hospital Facility Revenue Bonds, Virginia Hospital
Center, Series 2020:
6,725 4.000%, 7/01/45, (UB) (5) 7/30 at 100.00 A+ 6,500,183
20,850 3.750%, 7/01/50, (UB) (5) 7/30 at 100.00 A+ 17,317,802
24,250 Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-
Bristol Project, Series 2014B, 3.493%, 11/01/44 (4)
11/24 at 100.00 N/R 14,474,340
Celebrate Virginia North Community Development
Authority, Special Assessment Revenue Bonds, Series
2003B:
2,133 4.125%, 3/01/22 (4) No Opt. Call N/R 1,386,450
4,970 4.356%, 3/01/25 (4) 7/22 at 100.00 N/R 3,230,500
8,455 4.455%, 3/01/34 (4) 7/22 at 100.00 N/R 5,495,750
1,074 Celebrate Virginia South Community Development Authority, Special
Assessment Revenue Bonds, Celebrate Virginia South Project, Series
2006, 6.250%, 3/01/37 (4)
9/22 at 100.00 N/R 724,950
Cherry Hill Community Development Authority, Virginia,
Special Assesment Bonds, Potomac Shores Project, Series
2015:
1,095 5.150%, 3/01/35, 144A 3/25 at 100.00 N/R 1,098,416
1,865 5.400%, 3/01/45, 144A 3/25 at 100.00 N/R 1,868,506
8,500 Cutalong II Community Development Authority, Louisa County, Virginia,
Special Assessment Revenue Bonds, Cutalong II Project, Series 2022,
4.500%, 3/01/55, 144A
3/27 at 103.00 N/R 6,852,785
11,185 Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2013, 7.250%, 3/01/43, (Pre-
refunded 3/01/23)
3/23 at 100.00 N/R (7) 11,586,318
6,675 Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, (Pre-
refunded 3/01/25), 144A
3/25 at 100.00 N/R (7) 7,229,292
Fairfax County Economic Development Authority, Virginia,
Residential Care Facilities Revenue Bonds, Vinson Hall LLC,
Series 2013A:
5,600 5.000%, 12/01/42, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R (7) 5,840,968
5,265 5.000%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R (7) 5,491,553
28,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48,
(UB) (5)
5/28 at 100.00 Aa2 26,988,920
5,150 Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Capital Appreciation Series 2021B,
0.000%, 3/01/36, 144A
No Opt. Call N/R 2,251,322
10,000 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2017A,
5.000%, 7/01/46, 144A
7/27 at 100.00 N/R 10,129,600
5,805 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A
3/25 at 100.00 N/R 5,546,968
Lynchburg Economic Development Authority, Virginia,
Hospital Revenue Bonds, Centra Health Obligated Group,
Refunding Series 2017A:
9,065 4.000%, 1/01/47, (UB) (5) 1/27 at 100.00 Baa1 8,398,179
5,000 5.000%, 1/01/47, (UB) (5) 1/27 at 100.00 Baa1 5,113,050

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 4,350 Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021, 3.000%,
1/01/51, (UB) (5)
1/32 at 100.00 N/R $ 2,924,722
55,695 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B,
4.000%, 11/01/48, (UB) (5)
11/28 at 100.00 AA 52,732,026
1,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk
Retirement Community, Inc., Harbor's Edge Project, Series 2019A,
4.375%, 1/01/39
1/24 at 104.00 N/R 898,110
Norfolk Redevelopment and Housing Authority, Virginia,
Revenue Bonds, Fort Norfolk Retirement Community, Inc. -
Harbor's Edge Project, Refunding Series 2014:
5,000 5.000%, 1/01/46 1/25 at 100.00 N/R 4,722,800
5,250 5.375%, 1/01/46 1/25 at 100.00 N/R 5,250,525
3,260 Richmond Redevelopment and Housing Authority, Virginia, Multi-Family
Housing Revenue Bonds, American Tobacco Apartments, Series 2017,
5.550%, 1/01/37, 144A
1/27 at 100.00 N/R 2,949,387
Roanoke Economic Development Authority, Virginia,
Hospital Revenue Bonds, Carilion Clinic Obligated Group,
Series 2020A:
25,520 3.000%, 7/01/45, (UB) (5) 7/30 at 100.00 AA- 19,869,616
14,000 3.000%, 7/01/45 7/30 at 100.00 AA- 10,900,260
14,260 4.000%, 7/01/51, (UB) (5) 7/30 at 100.00 AA- 13,699,297
2,400 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.000%, 7/01/45,
144A
7/25 at 100.00 Ba2 2,345,472
10,585 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Marymount University Project, Refunding Series 2015A, 5.000%,
7/01/45, 144A
7/25 at 100.00 Ba2 10,344,509
Virginia Small Business Finance Authority, Educational
Facilities Revenue Bonds, Provident Resource Group - Rixey
Student Housing Project, Series 2019A:
13,645 5.500%, 7/01/49, 144A 7/34 at 100.00 N/R 13,252,706
19,855 5.500%, 7/01/54, 144A 7/34 at 100.00 N/R 19,104,283
9,688 Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project,
Series 2019B, 6.525%, 7/01/52, 144A (cash 6.525%, PIK 7.500%)
No Opt. Call N/R 9,495,259
32,205 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%, 12/01/49,
(UB) (5)
6/30 at 100.00 A+ 30,299,430
8,060 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A
4/28 at 112.76 N/R 8,226,923
1,655 Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT),
(Mandatory Put 7/01/38), 144A
7/23 at 100.00 B 1,621,106
1,000 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A
10/30 at 120.40 N/R 1,040,370
401,430 Total Virginia 359,158,027
Washington - 1.8%
13,250 King County Housing Authority, Washington, Pooled Housing Revenue
Bonds, Refunidng Series 2020A, 3.000%, 6/01/40, (UB) (5)
6/30 at 100.00 AA 11,085,878

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
King County Public Hospital District 4, Washington, General
Obligation Bonds, Snoqualmie Valley Hospital, Refunding
Limited Tax Series 2015A:
$ 1,000 5.000%, 12/01/30 12/25 at 100.00 N/R $ 1,008,200
5,795 5.000%, 12/01/38 12/25 at 100.00 N/R 5,762,258
King County Public Hospital District 4, Washington,
Hospital Revenue Bonds, Snoqualmie Valley Hospital,
Series 2015A:
1,500 6.000%, 12/01/35 12/25 at 100.00 N/R 1,544,505
5,500 6.250%, 12/01/45 12/25 at 100.00 N/R 5,681,445
Kitsap County Consolidated Housing Authority,
Washington, Pooled Tax Credit Housing Revenue Bonds,
Series 2007:
715 5.500%, 6/01/27, (AMT) 8/22 at 100.00 N/R 715,179
3,660 5.600%, 6/01/37, (AMT) 8/22 at 100.00 N/R 3,545,259
195 Ocean Shores, Washington, Local Improvement District 2007-01 Bonds,
2011, 7.250%, 2/01/31
No Opt. Call BBB+ 218,168
21,950 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 4.000%, 5/01/43, (AMT), (UB) (5)
5/27 at 100.00 A+ 20,524,567
10,550 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019, 4.000%, 4/01/44, (AMT), (UB) (5)
4/29 at 100.00 A+ 9,728,999
21,525 Port of Tacoma, Washington, Revenue Bonds, Refunding Series 2016B,
5.000%, 12/01/43, (AMT), (UB) (5)
12/26 at 100.00 Aa3 22,705,000
4,260 Tacoma Consolidated Local Improvement District 65, Washington, Special
Assessment Bonds, Series 2013, 5.750%, 4/01/43
7/22 at 100.00 N/R 3,977,519
74,685 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2017A,
7.500%, 1/01/32, (AMT), 144A (4)
1/28 at 100.00 N/R 48,545,250
11,455 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2018,
7.250%, 1/01/32, (AMT), 144A (4)
1/28 at 100.00 N/R 7,445,750
Washington Economic Development Finance Authority,
Environmental Facilities Revenue Bonds, Columbia Pulp I,
LLC Project,  Series 2019A:
34,710 7.500%, 1/01/32, (AMT), 144A (4) 1/28 at 100.00 N/R 22,561,500
8,095 7.650%, 1/01/32, (AMT), 144A (4) 1/28 at 100.00 N/R 5,261,750
24,710 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 12.000%, 1/01/33, (AMT), 144A (4)
No Opt. Call N/R 18,442,308
6,400 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 14.250%, 1/01/27, 144A (4)
No Opt. Call N/R 4,802,368
11,000 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2017B, 4.000%, 8/15/41, (UB) (5)
2/28 at 100.00 AA- 10,876,030
Washington Health Care Facilities Authority, Revenue
Bonds, MultiCare Health System, Tender Option Bonds
Trust 2015-XF1018:
500 15.589%, 8/15/40, 144A, (IF) (5) 8/25 at 100.00 AA- 565,620
2,125 15.589%, 8/15/45, 144A, (IF) (5) 8/25 at 100.00 AA- 2,356,264
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Health & Services, Series 2014D:
13,000 5.000%, 10/01/38, (UB) (5) 10/24 at 100.00 AA- 13,252,460

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Health & Services, Tender Option Bond
Trust 2015-XF0132:
$ 456 22.037%, 10/01/41, 144A, (IF) 10/24 at 100.00 N/R $ 497,178
538 22.037%, 10/01/41, 144A, (IF) (5) 10/24 at 100.00 AA- 587,623
98 22.037%, 10/01/41, (Pre-refunded 10/01/24), 144A, (IF) 10/24 at 100.00 N/R 106,593
8 22.037%, 10/01/41, (Pre-refunded 10/01/24), 144A, (IF) (5) 10/24 at 100.00 N/R 8,728
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Health & Services, Tender Option Bond
Trust 2015-XF0148:
3,740 15.629%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 4,086,735
2,500 15.643%, 10/01/44, 144A, (IF) (5) 10/24 at 100.00 AA- 2,731,875
456 22.037%, 10/01/44, 144A, (IF) 10/24 at 100.00 N/R 508,538
538 22.037%, 10/01/44, 144A, (IF) 10/24 at 100.00 AA- 601,051
98 22.037%, 10/01/44, (Pre-refunded 10/01/24), 144A, (IF) 10/24 at 100.00 N/R 109,028
8 22.037%, 10/01/44, (Pre-refunded 10/01/24), 144A, (IF) 10/24 at 100.00 N/R 8,928
456 22.037%, 10/01/44, 144A, (IF) 10/24 at 100.00 N/R 508,566
538 22.037%, 10/01/44, 144A, (IF) 10/24 at 100.00 AA- 601,083
98 22.037%, 10/01/44, (Pre-refunded 10/01/24), 144A, (IF) 10/24 at 100.00 N/R 109,034
8 22.037%, 10/01/44, (Pre-refunded 10/01/24), 144A, (IF) 10/24 at 100.00 N/R 8,928
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Health & Services, Tender Option Bond
Trust 2015-XF0150:
785 15.474%, 10/01/42, 144A, (IF) (5) 10/22 at 100.00 AA- 802,953
630 15.541%, 10/01/42, 144A, (IF) (5) 10/22 at 100.00 AA- 644,477
1,510 15.575%, 10/01/42, 144A, (IF) (5) 10/22 at 100.00 AA- 1,544,670
13,000 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2017A, 5.000%, 10/01/47, (UB) (5)
10/27 at 100.00 Aa2 13,602,680
Washington Health Care Facilities Authority, Revenue
Bonds, Seattle Childrens Hospital, Tender Option Bond
Trust 2015-XF0153:
945 15.109%, 10/01/42, (Pre-refunded 10/01/22), 144A, (IF) (5) 10/22 at 100.00 Aa2 978,037
935 15.127%, 10/01/42, (Pre-refunded 10/01/22), 144A, (IF) (5) 10/22 at 100.00 Aa2 967,735
Washington State Convention Center Public Facilities
District, Lodging Tax Revenue Bonds, Series 2018:
19,965 4.000%, 7/01/58 - AGM Insured, (UB) (5) 7/28 at 100.00 A2 18,771,293
11,170 4.000%, 7/01/58, (UB) (5) 7/28 at 100.00 BB+ 9,429,044
1,575 4.000%, 7/01/58, (UB) (5) 7/28 at 100.00 BBB- 1,402,112
1,125 Washington State Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Tender Option Bond Trust 2016-XG0051,
15.435%, 8/15/42, 144A, (IF) (5)
8/22 at 100.00 AA- 1,136,497
23,515 Washington State Higher Education Facilities Authority Revenue Bonds,
Gonzaga University Project, Series 2019A, 3.000%, 4/01/49, (UB) (5)
10/29 at 100.00 A2 17,690,570
12,786 Washington State Housing Finance Commission, Multifamily Revenue
Bonds, Greentree Village Homes Project, Series 2008, 5.264%, 2/01/26,
144A
No Opt. Call N/R 12,454,597
1,705 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%,
7/01/45, 144A
7/25 at 100.00 N/R 1,765,579
Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Mirabella Project, Series 2012A:
2,075 6.500%, 10/01/32, (Pre-refunded 10/03/22), 144A 10/22 at 100.00 N/R (7) 2,100,398
18,225 6.750%, 10/01/47, (Pre-refunded 10/03/22), 144A 10/22 at 100.00 N/R (7) 18,453,724
1,000 Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest
Proejct, Refunding Series 2016A, 5.000%, 1/01/31, 144A
1/25 at 102.00 BB 989,780

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 1,130 Washington State Housing Finance Commission, Nonprofit Revenue
Bonds, Spokane International Academy Project, Series 2021A, 5.000%,
7/01/56, 144A
7/31 at 100.00 Ba2 $ 1,076,833
2,660 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
1/23 at 100.00 BBB- 2,549,078
1,500 Washington State Housing Finance Commission, Revenue Bonds,
Rockwood Retirement Communities Project, Series 2014A, 7.500%,
1/01/49, 144A
1/24 at 100.00 N/R 1,548,150
402,356 Total Washington 338,988,372
West Virginia - 0.3%
6,947 Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers,
Commercial Development Revenue Bonds, Scattered Site Housing
Projects, Series 2010, 5.750%, 12/01/44
12/23 at 100.00 N/R 6,948,598
Glenville State College, West Virginia, Revenue Bonds,
Refunding & Improvement Series 2017:
2,500 5.000%, 6/01/37 6/27 at 100.00 N/R 2,304,425
5,500 5.250%, 6/01/47 6/27 at 100.00 N/R 4,943,675
3,325 Kanawha County Commission, West Virginia, Student Housing Revenue
Bonds, West Virginia State University Foundation Inc, Series 2013,
6.500%, 7/01/33, (Pre-refunded 7/01/23)
7/23 at 100.00 N/R (7) 3,475,090
Monongalia County Commission, West Virginia, Special
District Excise Tax Revenue Bonds, University Town Centre
Economic Opportunity Development District, Refunding &
Improvement Series 2017A:
4,745 5.500%, 6/01/37, 144A 6/27 at 100.00 N/R 4,826,187
12,885 5.750%, 6/01/43, 144A 6/27 at 100.00 N/R 13,131,748
1,175 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A, 4.125%,
6/01/43, 144A
6/31 at 100.00 N/R 1,049,581
1,750 South Charleston, West Virginia, Special District Excise Tax Revenue
Improvement Bonds, South Charleston Park Place Project, Series 2022A,
4.500%, 6/01/50, 144A
6/31 at 100.00 N/R 1,365,070
10,000 Tobacco Settlement Finance Authority, West Virginia, Tobacco Settlement
Asset-Backed Bonds, Taxable Refunding Class 1 Senior Series 2020A,
4.306%, 6/01/49
12/30 at 100.00 BBB+ 7,949,200
4,000 West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40, 144A
12/27 at 103.00 N/R 3,329,000
5,380 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2020, 5.000%,
7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 B 5,474,311
58,207 Total West Virginia 54,796,885
Wisconsin - 6.4%
16,185 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019,
0.000%, 6/01/49, (UB) (5)
6/29 at 47.10 AA 4,768,910
26,485 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series
2021A, 5.500%, 12/01/32, 144A
12/26 at 100.00 N/R 22,228,861
15,700 Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin,
General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32
12/27 at 100.00 N/R 14,423,276

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Alamance Community School, Series
2021A:
$ 510 5.000%, 6/15/41, 144A 6/29 at 100.00 N/R $ 431,246
1,000 5.000%, 6/15/51, 144A 6/29 at 100.00 N/R 784,940
900 5.000%, 6/15/56, 144A 6/29 at 100.00 N/R 687,294
1,600 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
American Preparatory Academy, Las Vegas 2 Project, Series 2019A,
5.000%, 7/15/54, 144A
7/27 at 100.00 BB 1,540,656
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Ascend Leadership Academy Project,
Series 2021A:
1,000 5.000%, 6/15/51, 144A 6/29 at 100.00 N/R 825,590
1,000 5.000%, 6/15/56, 144A 6/29 at 100.00 N/R 804,670
6,990 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Chattahoochee Hills Project, Series 2017A, 5.875%, 6/15/47, 144A
6/27 at 100.00 N/R 6,218,164
1,150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2021A, 4.000%, 6/01/61, 144A
6/27 at 100.00 N/R 895,424
5,195 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 5.125%,
2/01/46, 144A
2/26 at 100.00 N/R 5,005,538
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Corvian Community School Bonds, North
Carolina, Series 2019A:
1,660 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R 1,588,603
6,540 5.000%, 6/15/49, 144A 6/26 at 100.00 N/R 5,963,434
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Corvian Community School, North
Carolina, Series 2017A:
1,000 5.000%, 6/15/37, 144A 6/24 at 100.00 N/R 974,290
1,630 5.125%, 6/15/47, 144A 6/24 at 100.00 N/R 1,545,403
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Envision Science Academy Project, Series
2016A:
1,090 5.125%, 5/01/36, 144A 5/26 at 100.00 N/R 1,030,508
3,445 5.250%, 5/01/46, 144A 5/26 at 100.00 N/R 3,111,317
3,030 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Explore Knowledge Foundation Las Vegas Project, Series 2012A,
6.000%, 7/15/42
7/22 at 100.00 BB+ 3,031,757
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Founders Academy of Las Vegas, Series
2020A:
600 5.000%, 7/01/40, 144A 7/28 at 100.00 BB- 595,074
1,550 5.000%, 7/01/55, 144A 7/28 at 100.00 BB- 1,464,052
2,255 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A, 5.000%, 1/01/42, 144A
1/28 at 100.00 N/R 2,110,951
3,000 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Guilford Preparatory Academy, North Carolina, Taxable Series 2022A,
5.000%, 4/01/57, 144A
4/31 at 100.00 N/R 2,614,680
1,280 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
High Desert Montessori Charter School, Series 2021A, 5.000%, 6/01/61,
144A
6/29 at 100.00 N/R 1,115,418

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Mallard Creek STEM Academy, North
Carolina, Series 2019:
$ 3,780 5.125%, 6/15/39, 144A 6/26 at 100.00 N/R $ 3,780,529
6,280 5.250%, 6/15/49, 144A 6/26 at 100.00 N/R 6,173,052
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, North Carolina Charter Educational
Foundation Project, Series 2016A:
13,455 5.000%, 6/15/36, 144A 6/26 at 100.00 N/R 11,688,897
40,610 5.000%, 6/15/46, 144A 6/26 at 100.00 N/R 32,390,130
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Phoenix Academy Charter School, North
Carolina, Series 2017A:
3,320 5.625%, 6/15/37, 144A 6/24 at 100.00 N/R 3,141,749
17,350 5.875%, 6/15/47, 144A 6/24 at 100.00 N/R 16,160,484
3,010 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Pine Lake Preparatory, North Carolina, Series 2015, 5.500%, 3/01/45,
144A
3/25 at 100.00 BBB- 3,083,685
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Point College Preparatory, Series 2020A:
1,400 5.000%, 6/15/41, 144A 6/27 at 103.00 N/R 1,244,194
3,790 5.000%, 6/15/55, 144A 6/27 at 103.00 N/R 3,131,639
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Research Triangle High School Project,
North Carolina, Series 2015A:
1,000 5.375%, 7/01/35, 144A 7/25 at 100.00 N/R 1,016,380
1,590 5.625%, 7/01/45, 144A 7/25 at 100.00 N/R 1,617,253
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Uwharrie Charter Academy, North
Carolina, Series 2017A:
2,875 5.500%, 6/15/37, 144A 6/27 at 100.00 N/R 2,929,625
6,225 5.625%, 6/15/47, 144A 6/27 at 100.00 N/R 6,322,546
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Uwharrie Charter Academy, North
Carolina, Series 2022A:
4,105 5.000%, 6/15/57, 144A 6/32 at 100.00 N/R 3,769,909
6,795 5.000%, 6/15/62, 144A 6/32 at 100.00 N/R 6,117,131

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Conference Center
and Hotel Revenue Bonds, Lombard Public Facilities
Corporation, First Tier Series 2018A-1:
$ 393 0.000%, 1/01/47, 144A (4) No Opt. Call N/R $ 8,777
343 0.000%, 1/01/48, 144A (4) No Opt. Call N/R 7,380
338 0.000%, 1/01/49, 144A (4) No Opt. Call N/R 6,948
327 0.000%, 1/01/50, 144A (4) No Opt. Call N/R 6,323
322 0.000%, 1/01/51, 144A (4) No Opt. Call N/R 5,972
418 0.000%, 1/01/52, 144A (4) No Opt. Call N/R 7,308
412 0.000%, 1/01/53, 144A (4) No Opt. Call N/R 6,927
398 0.000%, 1/01/54, 144A (4) No Opt. Call N/R 6,378
390 0.000%, 1/01/55, 144A (4) No Opt. Call N/R 5,985
382 0.000%, 1/01/56, 144A (4) No Opt. Call N/R 5,640
20,784 5.500%, 7/01/56, 144A (4) 3/28 at 100.00 N/R 12,458,522
423 0.000%, 1/01/57, 144A (4) No Opt. Call N/R 5,957
412 0.000%, 1/01/58, 144A (4) No Opt. Call N/R 5,555
401 0.000%, 1/01/59, 144A (4) No Opt. Call N/R 5,202
393 0.000%, 1/01/60, 144A (4) No Opt. Call N/R 4,836
387 0.000%, 1/01/61, 144A (4) No Opt. Call N/R 4,544
376 0.000%, 1/01/62, 144A (4) No Opt. Call N/R 4,223
368 0.000%, 1/01/63, 144A (4) No Opt. Call N/R 3,965
360 0.000%, 1/01/64, 144A (4) No Opt. Call N/R 3,732
354 0.000%, 1/01/65, 144A (4) No Opt. Call N/R 3,487
382 0.000%, 1/01/66, 144A (4) No Opt. Call N/R 3,513
4,599 0.000%, 1/01/67, 144A (4) No Opt. Call N/R 38,632
Public Finance Authority of Wisconsin, Conference Center
and Hotel Revenue Bonds, Lombard Public Facilities
Corporation, Second Tier Series 2018B:
177 0.000%, 1/01/46, 144A (4) No Opt. Call N/R 4,196
174 0.000%, 1/01/47, 144A (4) No Opt. Call N/R 3,890
173 0.000%, 1/01/48, 144A (4) No Opt. Call N/R 3,715
172 0.000%, 1/01/49, 144A (4) No Opt. Call N/R 3,529
169 0.000%, 1/01/50, 144A (4) No Opt. Call N/R 3,271
185 0.000%, 1/01/51, 144A (4) No Opt. Call N/R 3,443
4,770 1.000%, 7/01/51, 144A (4) 3/28 at 100.00 N/R 2,419,772
184 0.000%, 1/01/52, 144A (4) No Opt. Call N/R 3,221
182 0.000%, 1/01/53, 144A (4) No Opt. Call N/R 3,052
180 0.000%, 1/01/54, 144A (4) No Opt. Call N/R 2,887
178 0.000%, 1/01/55, 144A (4) No Opt. Call N/R 2,728
175 0.000%, 1/01/56, 144A (4) No Opt. Call N/R 2,590
174 0.000%, 1/01/57, 144A (4) No Opt. Call N/R 2,451
172 0.000%, 1/01/58, 144A (4) No Opt. Call N/R 2,314
170 0.000%, 1/01/59, 144A (4) No Opt. Call N/R 2,210
169 0.000%, 1/01/60, 144A (4) No Opt. Call N/R 2,082
167 0.000%, 1/01/61, 144A (4) No Opt. Call N/R 1,955
165 0.000%, 1/01/62, 144A (4) No Opt. Call N/R 1,856
163 0.000%, 1/01/63, 144A (4) No Opt. Call N/R 1,755
162 0.000%, 1/01/64, 144A (4) No Opt. Call N/R 1,677
161 0.000%, 1/01/65, 144A (4) No Opt. Call N/R 1,579
158 0.000%, 1/01/66, 144A (4) No Opt. Call N/R 1,451
2,057 0.000%, 1/01/67, 144A (4) No Opt. Call N/R 17,279
25,000 Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017, 7.000%,
3/01/47, 144A
3/27 at 100.00 N/R 26,656,500
Public Finance Authority of Wisconsin, Education Revenue
Bonds, Carolina International School, Series 2018A:
1,030 5.250%, 8/01/38, 144A 8/28 at 100.00 BB+ 1,047,067
1,240 5.500%, 8/01/48, 144A 8/28 at 100.00 BB+ 1,257,806

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A:
$ 5,280 4.375%, 6/01/46, 144A 6/31 at 100.00 N/R $ 3,935,342
9,815 4.500%, 6/01/56, 144A 6/31 at 100.00 N/R 7,026,755
Public Finance Authority of Wisconsin, Education Revenue
Bonds, North Carolina Leadership Academy, Series 2019A:
540 5.000%, 6/15/49, 144A 6/26 at 100.00 N/R 510,964
455 5.000%, 6/15/54, 144A 6/26 at 100.00 N/R 425,457
Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pioneer Springs Community School, Series 2020A:
1,030 6.250%, 6/15/40, 144A 6/27 at 100.00 N/R 947,754
5,350 6.500%, 6/15/50, 144A 6/27 at 100.00 N/R 4,848,277
1,885 Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer
Springs Community School, Taxable Series 2020B, 7.500%, 6/15/30,
144A
6/25 at 100.00 N/R 1,818,403
1,945 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 5.500%, 6/01/49, 144A
6/27 at 102.00 N/R 1,793,951
1,300 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/28 at 100.00 N/R 1,062,867
4,385 Public Finance Authority of Wisconsin, Educational Facilities Revenue
Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A
10/29 at 100.00 N/R 3,722,163
Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2016A:
1,000 5.000%, 8/01/36, 144A 8/26 at 100.00 N/R 932,830
3,000 5.125%, 8/01/46, 144A 8/26 at 100.00 N/R 2,657,340
2,875 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/56, 144A
8/28 at 100.00 N/R 2,370,466
9,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, Lenoir-Rhyne University, Refunding Series 2022, 5.125%, 4/01/52
, (WI/DD, Settling 7/14/22)
4/32 at 100.00 N/R 8,911,980
1,900 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, The ASK Academy Project, Series 2015A, 6.000%, 2/01/45
2/25 at 100.00 N/R 1,888,277
5,300 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 3.000%,
1/01/50, (UB) (5)
1/30 at 100.00 A3 3,893,327
1,725 Public Finance Authority of Wisconsin, Healthcare Facility Expansion
Revenue Bonds, Church Homes of Hartford Inc Project, Refunding Series
2015A, 5.000%, 9/01/38, 144A
9/24 at 100.00 BB 1,636,853
2,000 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson
Valley Medical Center, Series 2021A, 4.000%, 12/01/51
12/31 at 100.00 BB+ 1,678,700
8,500 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand
Hyatt San Antonio Hotel Acquisition Project, Senior Lien Series 2022A,
5.000%, 2/01/62
2/32 at 100.00 N/R 8,538,590
13,335 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Subordinate Lien Series 2022B,
6.000%, 2/01/62, 144A
2/32 at 100.00 N/R 13,020,561
Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A:
8,500 3.125%, 8/01/27, 144A (4) No Opt. Call N/R 7,726,670
53,545 6.750%, 8/01/31, 144A (4) No Opt. Call N/R 44,203,004

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017:
$ 58,580 6.500%, 12/01/37, 144A 12/27 at 100.00 N/R $ 52,587,266
58,500 6.750%, 12/01/42, 144A 12/27 at 100.00 N/R 52,876,395
317,900 7.000%, 12/01/50, 144A 12/27 at 100.00 N/R 288,681,811
6,710 Public Finance Authority of Wisconsin, Project Revenue Bonds, Irving
Convention Center Hotel Project, First Tier Series 2017A-2, 7.000%,
1/01/50, 144A
1/32 at 100.00 N/R 7,263,172
7,245 Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds,
Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A
No Opt. Call N/R 5,187,782
16,910 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48
9/28 at 100.00 N/R 12,680,133
3,400 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Taxable Series 2018B, 6.750%, 9/01/29
9/28 at 100.00 N/R 2,836,518
Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A:
3,100 6.250%, 10/01/31, 144A (4) 10/27 at 100.00 N/R 2,785,443
10,000 6.850%, 10/01/47, 144A (4) 10/27 at 100.00 N/R 8,380,000
4,700 7.000%, 10/01/47, 144A (4) 10/27 at 100.00 N/R 3,948,893
2,000 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A (4)
10/27 at 100.00 N/R 1,305,000
7,950 Public Finance Authority of Wisconsin, Revenue Bonds, Bayhealth Medical
Center Project, Series 2021A, 3.000%, 7/01/50, (UB) (5)
1/32 at 100.00 N/R 5,885,544
3,000 Public Finance Authority of Wisconsin, Revenue Bonds, Delray Beach
Radiation Therapy Center, Subordinate Series 2017B, 0.000%, 11/01/46,
144A (4)
11/26 at 100.00 N/R 1,950,000
Public Finance Authority of Wisconsin, Revenue Bonds,
Prime Healthcare Foundation, Inc., Series 2017A:
2,775 5.200%, 12/01/37 12/27 at 100.00 BBB- 2,915,165
2,725 5.350%, 12/01/45 12/27 at 100.00 BBB- 2,811,328
Public Finance Authority of Wisconsin, Revenue Bonds,
Procure Proton Therapy Center, Senior Series 2018A:
28,790 6.950%, 7/01/38, 144A 7/28 at 100.00 N/R 23,921,323
45,880 7.000%, 7/01/48, 144A 7/28 at 100.00 N/R 37,974,876
4,410 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2015, 5.875%, 4/01/45
4/25 at 100.00 BB 4,568,848
Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Continuing Care Retirement Community,
Refunding Series 2017A:
8,800 5.513%, 6/01/37 6/23 at 104.00 N/R 9,440,816
19,410 5.613%, 6/01/47 6/23 at 104.00 N/R 20,840,905
7,880 5.375%, 6/01/52 6/23 at 104.00 N/R 8,466,193
Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A:
3,770 5.000%, 6/01/37 , (WI/DD, Settling 3/03/23) 6/28 at 103.00 N/R 3,303,538
31,865 5.000%, 6/01/52 , (WI/DD, Settling 3/03/23) 6/28 at 103.00 N/R 24,521,392
9,500 Public Finance Authority of Wisconsin, Revenue Bonds, Senior Revenue
Bonds, Proton International Arkansas, LLC, Series 2021A, 6.850%,
1/01/51, 144A
1/32 at 100.00 N/R 7,551,075
Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project,
Series 2021:
2,405 4.000%, 7/01/41, (AMT) 7/31 at 100.00 N/R 1,972,004
17,290 4.250%, 7/01/54, (AMT) 7/31 at 100.00 N/R 13,310,015

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 5,250 Public Finance Authority of Wisconsin, Revenue Bonds, Viticus Group
Project, Series 2022A, 4.250%, 12/01/51, 144A
12/31 at 100.00 N/R $ 4,305,158
2,575 Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful
Foundations Charter School Portfolio Projects, Senior Series 2020A-1,
5.000%, 1/01/55, 144A
7/30 at 100.00 N/R 2,295,793
1,540 Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful
Foundations Charter School WFCS Portfolio Projects, Senior Series
2021A-1, 5.000%, 1/01/56, 144A
1/31 at 100.00 N/R 1,369,199
Public Finance Authority of Wisconsin, Senior Living Facility
Revenue Bonds, Mary's Woods at Marylhurst Inc., Series
2017A:
1,015 5.250%, 5/15/42, 144A 5/25 at 102.00 BB 946,193
1,335 5.250%, 5/15/47, 144A 5/25 at 102.00 BB 1,219,229
2,000 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Fargo-
Moorhead Metropolitan Area Flood Risk Management P3 Project, Green
Series 2021, 4.000%, 9/30/51, (AMT)
9/31 at 100.00 N/R 1,613,880
Public Finance Authority of Wisconsin, Senior Revenue
Bonds, Maryland Proton Treatment Center, Series 2018A-1:
5,605 6.125%, 1/01/33, 144A 1/28 at 100.00 N/R 3,447,075
22,230 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R 13,671,450
90,145 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R 55,439,175
500 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Wilson
Preparatory Academy, Series 2019A, 5.000%, 6/15/39, 144A
6/26 at 100.00 N/R 508,565
495 Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College
of Osteopathic Medicine, Senior Series 2019A-1, 0.000%, 12/01/48,
144A (4)
12/28 at 100.00 N/R 247,253
5,000 Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College
of Osteopathic Medicine, Subordinate Series 2019B, 9.500%, 12/01/48,
144A (4)
12/24 at 103.00 N/R 500,000
76 Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College
of Osteopathic Medicine, Taxable Senior Series 2019A-2, 0.000%,
12/01/48, 144A (4)
12/28 at 100.00 N/R 38,039
1,130 Public Finance Authority, Wisconsin, Revenue Bonds, Ocean Academy
Charter School, Series 2021, 5.000%, 10/15/51, 144A
10/31 at 100.00 N/R 1,006,163
6,500 Public Finance Authority, Wisconsin, Revenue Bonds, Ultimate Medical
Academy, Taxable Series 2019B, 6.125%, 10/01/49, 144A
10/29 at 100.00 BB 6,272,630
21,625 Public Finance Authority, Wisconsin, Revenue Bonds, Vonore Fiber
Products Sustainable Packaging Project, Taxable Green Series 2019,
7.500%, 6/01/29, 144A (4)
6/23 at 105.00 N/R 21,974,028
6,650 Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds, Refunding
Senior Series 2021, 5.000%, 9/30/41, 144A
9/28 at 100.00 N/R 5,272,852
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Senior Series 2020C:
8,110 0.000%, 12/15/45 - AGM Insured, (UB) (5) 12/30 at 57.19 A2 2,723,581
6,740 0.000%, 12/15/50 - AGM Insured, (UB) (5) 12/30 at 47.01 A2 1,741,347
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D:
44,340 0.000%, 12/15/45 - AGM Insured, (UB) (5) 12/30 at 56.77 A1 15,589,057
4,920 0.000%, 12/15/45 - AGM Insured 12/30 at 56.77 A1 1,729,774
1,455 0.000%, 12/15/50 - AGM Insured, (UB) (5) 12/30 at 46.55 A1 397,389
21,910 0.000%, 12/15/55 - AGM Insured, (UB) (5) 12/30 at 37.52 A1 4,679,757
10,000 0.000%, 12/15/60 - AGM Insured, (UB) (5) 12/30 at 29.95 A1 1,664,200

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 14,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Ascension Health Alliance Senior Credit Group, Series 2013B-1, 4.000%,
11/15/43, (UB) (5)
11/28 at 100.00 Aa2 $ 13,837,040
2,500 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Aurora Health Care, Inc., Tender Option Bond Trust 2016-XG0072,
16.578%, 4/15/35, (Pre-refunded 4/15/23), 144A, (IF) (5)
4/23 at 100.00 Aa3 (7) 2,781,075
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, Gundersen Lutheran, Tender Option Bond
Trust 2015-XF1028:
380 15.679%, 11/15/44, 144A, (IF) (5) 11/22 at 100.00 A1 398,240
2,500 15.679%, 11/15/44, 144A, (IF) (5) 11/22 at 100.00 A1 2,620,000
750 15.679%, 11/15/44, 144A, (IF) (5) 11/22 at 100.00 A1 786,000
2,130 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40,
144A
6/26 at 100.00 N/R 2,150,831
8,500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Agnesian HealthCare, Inc., Series 2017, 4.000%, 7/01/47, (UB)
(5)
7/27 at 100.00 A+ 7,893,610
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017:
1,850 5.000%, 8/01/37 8/24 at 103.00 N/R 1,634,494
1,900 5.000%, 8/01/39 8/24 at 103.00 N/R 1,654,596
10,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Children's Hospital of Wisconsin, Inc, Series 2017, 4.000%,
8/15/47, (UB) (5)
8/27 at 100.00 Aa3 9,648,000
10,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Children's Hospital of Wisconsin, Inc., Series 2017, 4.000%,
8/15/42, (UB) (5)
8/27 at 100.00 Aa3 9,893,100
9,990 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42, (UB) (5)
2/26 at 100.00 A- 10,322,967
10,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Medical College of Wisconsin, Inc., Series 2016, 4.000%,
12/01/46
11/26 at 100.00 N/R 9,440,100
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc.,
Series 2014:
1,650 5.500%, 5/01/34 5/24 at 100.00 N/R 1,584,445
2,635 5.750%, 5/01/39 5/24 at 100.00 N/R 2,549,758
10,115 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2018A, 4.300%, 11/01/53, (UB) (5)
11/27 at 100.00 Aa3 10,098,310
1,479,255 Total Wisconsin 1,197,851,660
Wyoming - 0.0%
10,245 Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne Regional
Medical Center Project, Refunding Series 2021, 3.000%, 5/01/42, (UB)
5/31 at 100.00 A 8,077,875
$ 33,165,002 Total Municipal Bonds (cost $25,639,734,027) 23,624,059,413
Shares Description (1) Value
X
1,206,262,535 COMMON STOCKS - 6.5%
X 1,206,262,535
Airlines - 0.2%
3,000,000 American Airlines Group Inc (10),(11) $ 38,040,000

Shares Description (1) Value
Chemicals - 0.0%
3,839 Ingevity Corporation (11),(12) $ 242,395
Containers & Packaging - 0.0%
23,041 Westrock Co (13) 917,953
Independent Power and Renewable Electricity Producers - 6.3%
19,397,048 Energy Harbor Corp (11),(14),(15) 1,167,062,187
Total Common Stocks (cost $463,621,296) 1,206,262,535
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
X 171,816,342 CORPORATE BONDS - 1.0%
X 171,816,342
Commercial Services & Supplies - 0.0%
$ 1,635 College for Certain Inc, 144A 4.800% 6/01/60 N/R $ 1,478,245
Electric Utilities - 0.3%
6,085 FirstEnergy Corp (4) 6.050% 8/15/22 N/R 7,606
3,805 FirstEnergy Corp (4) 6.800% 8/15/39 N/R 4,756
52,500 Talen Energy Supply LLC, 144A (4) 10.500% 1/15/26 C 34,054,913
14,300 Talen Energy Supply LLC, 144A (4) 6.625% 1/15/28 N/R 13,846,278
2,500 Talen Energy Supply LLC (4) 6.000% 12/15/36 C 1,494,638
6,225 Talen Energy Supply LLC (4) 6.500% 6/01/25 C 3,975,660
3,760 Talen Energy Supply LLC, 144A (4) 7.250% 5/15/27 N/R 3,702,284
89,175 Total Electric Utilities 57,086,135
Hotels, Restaurants & Leisure - 0.1%
20,600 Wild Rivers Water Park 8.500% 11/01/51 N/R 17,251,655
Independent Power and Renewable Electricity Producers - 0.3%
44,000 Energy Harbor Corp (8) 7.000% 5/02/23 N/R 42,600,360
Metals & Mining - 0.2%
8,000 Cleveland-Cliffs Inc 7.000% 3/15/27 BB- 7,920,000
35,320 United States Steel Corp (16) 6.650% 6/01/37 B1 27,433,492
1,000 United States Steel Corp (16) 6.875% 3/01/29 B1 872,590
44,320 Total Metals & Mining 36,226,082
Real Estate Management & Development - 0.1%
11,415 Benloch Ranch Improvement Association 1, Corporate
Bonds
9.750% 12/01/39 N/R 11,127,042
5,152 Benloch Ranch Improvement Association No 1, 144A 9.750% 12/01/39 N/R 5,022,005
25,740 Zilkha Biomass Selma LLC (4),(8) 10.000% 8/01/38 N/R 258
2,400 Zilkha Biomass Selma LLC (4),(8) 5.000% 8/01/28 N/R 1,024,560
44,707 Total Real Estate Management & Development 17,173,865
$ 244,437 Total Corporate Bonds (cost $222,359,249) 171,816,342

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
Principal
Amount (000) Description (1)
Coupon
(17)
Reference
Rate (17) Spread (17) Maturity (18) Ratings (3) Value
X 1,935,868 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (17)
X 1,935,868
Commercial Services & Supplies - 0.0%
$ 203 Coastal Resources of Maine,
LLC Term Loan(4),(19)
8.250% N/A N/A 3/30/23 N/R $ 202,500
Hotels, Restaurants & Leisure - 0.0%
1,733 Lombard Starwood Westin
Hotel Conference Center and
Hotel Project Revenue Bonds
Term Loan(cash 7.500%, PIK
7.500%)(20)
7.500% N/A N/A 12/31/23 N/R 1,733,368
$ 1,936 Total Variable Rate Senior Loan Interests (cost $1,935,868) 1,935,868
Total Long-Term Investments (cost $26,327,650,440) 25,004,074,158
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.0%
X 3,122,918 MONEY MARKET FUNDS - 0.0%
X 3,122,918
3,122,918 State Street Navigator Securities Lending Government
Money Market Portfolio (21)
1.560%(22) $ 3,122,918
Total Investments Purchased with Collateral from Securities Lending (cost $3,122,918) $ 3,122,918
Total Investments (cost $26,330,773,358 ) - 134.6% 25,007,197,076
Floating Rate Obligations - (36.6)% (6,796,477,000)
Other Assets Less Liabilities - 2.0% (23) 373,929,311
Net Assets - 100% $ 18,584,649,387
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note (13,513) 9/22 $ (1,531,946,568) $ (1,516,834,250) $ 15,112,318
U.S. Treasury 10-Year Note (6,530) 9/22 (784,607,259) (774,009,063) 10,598,196
Total $(2,316,553,827) $(2,290,843,313) $25,710,514
Credit Default Swaps - OTC Uncleared
Counterparty
Referenced
Entity
Buy/Sell
Protection(24)
Current
Credit
Spread (25)
Notional
Amount
Fixed
Rate
(Annualized)
Fixed Rate
Payment
Frequency
Maturity
Date Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 0.93%
$ 5,000,000
1.000 % Quarterly 6/20/24
$ 17,478
$ (141,598)
$ 159,076
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 0.98
5,000,000
1.000 Quarterly 12/20/24
4,928
(148,332)
153,260
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 1.20
5,000,000
1.000 Quarterly 12/20/25
(39,072) (144,558)
105,485
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 1.98
10,000,000
1.000 Quarterly 12/20/27
(355,345) (651,249)
295,904
Citigroup Global
Markets Inc.(8)
City of Chicago Sell 2.19
60,000,000
1.000 Quarterly 6/20/28
(2,517,267) (4,419,455)
1,902,189
Citigroup Global
Markets Inc.(8)
State of Illinois Sell 1.04
25,000,000
1.000 Quarterly 12/20/25
(35,361) (230,920)
195,559
Total
$ 110,000,000 $ (2,924,639)
$ (5,736,112) $ 2,811,473

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 23,613,542,479 $ 10,516,934 $ 23,624,059,413
Common Stocks 39,200,348 1,167,062,187 – 1,206,262,535
Corporate Bonds – 128,191,164 43,625,178 171,816,342
Variable Rate Senior Loan Interests – 1,935,868 – 1,935,868
Investments Purchased with Collateral from
Securities Lending 3,122,918 – – 3,122,918
Investments in Derivatives:
Credit Default Swaps* – – 2,811,473 2,811,473
Futures Contracts* 25,710,514 – – 25,710,514
Total
$ 68,033,780 $ 24,910,731,698 $ 56,953,585 $ 25,035,719,063
* Represents net unrealized appreciation (depreciation).
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9) Principal Amount (000) rounds to less than $1,000.
(10) On November 28, 2011, AMR Corp. ("AMR"), the parent company of American Airlines Group, Inc. ("AAL") filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement to meet AMR's unsecured bond obligations, the bondholders including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) Common Stock received as part of spin-off from WestRock Company.
(13) Common Stock received as part of the bankruptcy settlement for Hodge, Lousiana, Combined Utility System Revenue Bonds, Smurfit-Stone
Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

(14) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35; Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2006A, 3.500%, 4/01/41; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35; FirstEnergy Solutions
Corp, 6.050%, 8/15/21; FirstEnergy Solutions Corp, 6.800%, 8/15/39; Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality Development Authority,
Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23; Ohio Air
Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation
Project, Refunding Series 2010B, 3.750%, 6/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34; Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33; Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33;
Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19; Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio Water Development
Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33;
Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project,
Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear
Generating Corporation Project, Series 2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33; Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40; Pennsylvania
Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A,
2.550%, 11/01/41.
(15) For fair value measurement disclosure purposes, investment classified as Level 2.
(16) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,978,853.
(17) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(18) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(19) Senior loan received as part of the bondholder funding agreement during March 2022 for Maine Finance Authority, Solid Waste Disposal
Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017, 5.375%, 12/15/33, (AMT), 144A and Maine Finance Authority,
Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2019, 5.250%, 6/15/34.
(20) Senior loan received as part of the bondholder funding agreement during March 2022 for Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1, 0.000%, 7/01/56, 144A.
(21) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(22) The rate shown is the one-day yield as of the end of the reporting period.
(23) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(24) The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(25) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
N/A Not Applicable.

PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Short Duration High Yield Municipal
Bond Fund
Portfolio of Investments June 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 104.2%
X
6,174,611,232 MUNICIPAL BONDS - 98.4%
X 6,174,611,232
Alabama - 1.6%
$ 2,445 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 5.350%,
9/01/27, 144A
9/25 at 100.00 N/R $ 2,509,670
23,140 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 3 Series 2018A, 0.974%, 12/01/48, (Mandatory Put 12/01/23),
(UB) (4)
9/23 at 100.00 A2 22,957,194
1,645 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call B- 1,859,442
3,625 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B- 3,807,845
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 5.000%, 10/01/22
No Opt. Call BB 1,007,970
MidCity Improvement District, Alabama, Special
Assessment Revenue Bonds, Series 2022:
300 3.875%, 11/01/27 No Opt. Call N/R 269,079
600 4.250%, 11/01/32 No Opt. Call N/R 511,722
1,250 4.500%, 11/01/42 11/32 at 100.00 N/R 1,007,488
2,865 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%,
4/15/27
4/25 at 100.00 N/R 2,906,915
15,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 1, Libor Index Rate Series 2018B, 2.048%, 4/01/49,
(Mandatory Put 4/01/24) (1-Month LIBOR*0.67% reference rate +
0.900% spread) (5)
1/24 at 100.00 A3 14,825,700
Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining
Project, Refunding Series 2019A:
42,062 4.500%, 5/01/32, 144A 5/29 at 100.00 N/R 37,949,095
9,500 5.250%, 5/01/44, 144A 5/29 at 100.00 N/R 8,510,955
103,432 Total Alabama 98,123,075
Alaska - 0.3%
Northern Tobacco Securitization Corporation, Alaska,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A Class 1:
1,800 4.000%, 6/01/34 6/31 at 100.00 A- 1,758,744
2,500 4.000%, 6/01/35 6/31 at 100.00 A- 2,429,250
2,000 4.000%, 6/01/36 6/31 at 100.00 A- 1,933,560
1,500 4.000%, 6/01/37 6/31 at 100.00 A- 1,443,000
2,750 4.000%, 6/01/38 6/31 at 100.00 A- 2,632,025
1,115 4.000%, 6/01/39 6/31 at 100.00 A- 1,060,321
1,750 4.000%, 6/01/40 6/31 at 100.00 A- 1,655,395
260 4.000%, 6/01/41 6/31 at 100.00 A- 244,657
35,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Series 2021B-2 Class 2, 0.000%, 6/01/66
6/31 at 30.73 N/R 3,769,850
48,675 Total Alaska 16,926,802

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona - 2.7%
$ 11,625 Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner
Health Systems, Series 2007B, 2.336%, 1/01/37 (3-Month LIBOR*0.67%
reference rate + 0.810% spread) (5)
8/22 at 100.00 AA- $ 10,941,450
Arizona Health Facilities Authority, Hospital Revenue
Bonds, Banner Health Systems, Tender Option Bond Trust
3384. As of 6/4/2015 Converted to Trust 2015-XF2050:
1,500 1.223%, 1/01/37, 144A, (IF) (4) 9/22 at 100.00 AA- 1,206,015
3,000 1.261%, 1/01/37, 144A, (IF) (4) 9/22 at 100.00 AA- 2,412,030
1,500 1.261%, 1/01/37, 144A, (IF) (4) 9/22 at 100.00 AA- 1,206,015
3,000 1.261%, 1/01/37, 144A, (IF) (4) 9/22 at 100.00 AA- 2,412,030
500 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37, 144A
7/27 at 100.00 BB 500,215
530 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Somerset Academy of Las Vegas Aliante and Skye
Canyon Campus Projects, Series 2021A, 3.000%, 12/15/31, 144A
12/29 at 100.00 BB 454,215
905 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 4.000%, 3/01/27, 144A
No Opt. Call BB+ 890,239
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Academies of Math & Science
Projects, Series 2018B:
500 4.500%, 7/01/24, 144A No Opt. Call BB 501,380
1,000 5.000%, 7/01/29, 144A 1/27 at 100.00 BB 1,014,430
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Academies of Math & Science
Projects, Series 2019:
500 4.000%, 7/01/29, 144A No Opt. Call BB 481,080
635 5.000%, 7/01/39, 144A 7/29 at 100.00 BB 627,126
140 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2022, 5.000%,
7/01/32, 144A
No Opt. Call N/R 142,295
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Leman Academy of Excellence -
Parker Colorado Campus Project, Series 2019A:
765 4.500%, 7/01/29, 144A 7/24 at 101.00 N/R 746,624
2,635 5.000%, 7/01/39, 144A 7/24 at 101.00 N/R 2,532,894
2,000 5.000%, 7/01/49, 144A 7/24 at 101.00 N/R 1,833,960
375 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Mater Academy of Nevada - Mountain Vista Campus Project,
Series 2018A, 4.750%, 12/15/28, 144A
12/26 at 100.00 BB 388,988
1,360 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.000%, 7/15/28, 144A
7/26 at 100.00 BB+ 1,398,325
1,545 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project,
Series 2020A-2, 5.500%, 9/15/28, 144A
9/23 at 105.00 BB+ 1,643,834
680 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada, Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/38, 144A
7/26 at 100.00 BB+ 717,380
460 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/30, 144A
7/28 at 100.00 BB+ 440,358

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 30,885 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1,
4.000%, 12/01/41, 144A
12/31 at 100.00 N/R $ 24,906,899
2,520 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 5.850%, 6/01/29, 144A
6/28 at 100.00 N/R 2,630,376
1,775 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 4.750%, 1/01/28
7/25 at 101.00 N/R 1,581,383
850 Coconino County Industrial Development Authority, Arizona, Education
Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding
Series 2020, 4.750%, 7/01/30, 144A
7/28 at 100.00 N/R 784,346
220 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2014, 5.000%, 7/15/24, 144A
No Opt. Call N/R 224,754
650 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 4.000%, 7/15/25, 144A
No Opt. Call N/R 651,319
221 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 2, Series 2014, 4.375%,
7/01/25, 144A
7/24 at 100.00 N/R 219,994
6,550 Maricopa County Industrial Dev Authority, Arizona, Exempt Facilities
Revenue Bonds, Commercial Metals Company Project, Series 2022,
4.000%, 10/15/47, (AMT), 144A
1/26 at 104.00 N/R 5,590,359
250 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/31, 144A
7/29 at 100.00 N/R 227,495
1,600 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Benjamin Franklin Charter School Projects, Series
2018A, 4.800%, 7/01/28, 144A
No Opt. Call Ba2 1,648,304
Maricopa County Industrial Development Authority,
Arizona, Education Revenue Bonds, Legacy Traditional
Schools Projects, Series 2021A:
650 3.000%, 7/01/31, 144A No Opt. Call N/R 563,218
385 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R 327,593
2,030 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Paradise Schools Projects, Series 2016, 3.500%,
7/01/26, 144A
No Opt. Call BB+ 1,970,318
Maricopa County Industrial Development Authority,
Arizona, Educational Facilities Revenue Bonds, Ottawa
University Projects, Series 2020:
300 5.000%, 10/01/26, 144A No Opt. Call N/R 305,739
425 5.125%, 10/01/30, 144A 10/27 at 103.00 N/R 442,195
90 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Candeo Schools, Inc. Project, Series 2013, 6.000%,
7/01/23, (ETM)
No Opt. Call BBB- (6) 91,897
1,000 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Eagle College Prep Project, Series 2013A, 5.000%,
7/01/33
8/22 at 100.00 BB+ 1,000,150
550 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Project, Series 2014A,
5.750%, 7/01/24, 144A
No Opt. Call Ba2 560,197
Phoenix Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Legacy Traditional
Schools Projects, Series 2015:
2,770 4.000%, 7/01/25, 144A No Opt. Call Ba2 2,747,674
1,360 5.000%, 7/01/45, 144A 7/25 at 100.00 Ba2 1,364,841

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 1,085 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/45, 144A
9/30 at 100.00 Ba2 $ 980,721
1,175 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015, 5.000%,
7/01/45
7/25 at 100.00 BBB- 1,193,260
7,405 Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds,
Guam Facilities Foundation, Inc. Project, Series 2014, 5.000%, 2/01/24
No Opt. Call B+ 7,427,437
170 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Desert Heights Charter School, Series 2014, 6.000%,
5/01/24
No Opt. Call N/R 174,400
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2019:
630 5.000%, 6/15/34, 144A 6/25 at 100.00 N/R 633,572
660 5.000%, 6/15/39, 144A 6/25 at 100.00 N/R 662,125
7,995 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020,
5.000%, 7/01/30, 144A
7/26 at 103.00 N/R 7,906,176
1,145 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 4.375%,
7/01/26
No Opt. Call BB- 1,150,782
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019:
755 5.125%, 7/01/30, 144A 7/26 at 103.00 N/R 755,755
1,870 5.500%, 7/01/40, 144A 7/26 at 103.00 N/R 1,878,677
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa
Charter Schools Project, Series 2019:
130 3.250%, 7/01/24, 144A No Opt. Call N/R 128,153
370 5.000%, 7/01/29, 144A 7/26 at 100.00 N/R 375,065
425 5.000%, 7/01/34, 144A 7/26 at 100.00 N/R 421,970
575 5.000%, 7/01/39, 144A 7/26 at 100.00 N/R 557,083
320 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, LEAD Charter School Project, Series 2014, 6.250%,
3/01/24
No Opt. Call N/R 323,779
1,530 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Leading Edge Academy Maricopa Charter School
Project, Series 2013, 7.750%, 12/01/43
12/25 at 100.00 N/R 1,603,073
545 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2014A,
7.500%, 2/01/25
2/24 at 100.00 N/R 575,384
1,160 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2017,
6.125%, 2/01/28, 144A
No Opt. Call N/R 1,238,161
720 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020,
5.000%, 6/15/35, 144A
6/28 at 100.00 N/R 658,224
2,855 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020-1,
5.000%, 6/15/35, 144A
6/28 at 100.00 N/R 2,734,119
390 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, The Paideia Academies Project, 2019, 4.125%, 7/01/29
7/25 at 100.00 N/R 370,516

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
Pima County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Charter Schools
Refunding Project, Series 2016R:
$ 3,600 4.000%, 7/01/26 No Opt. Call Baa3 $ 3,601,440
5,405 5.000%, 7/01/31 7/26 at 100.00 Baa3 5,491,696
790 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A,
4.000%, 12/15/24, 144A
No Opt. Call BB 785,987
100 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call BBB+ 107,512
534 Show Low Bluff Community Facilities District, Show Low, Arizona, Special
Assessment Bonds, Area One, Series 2007, 5.600%, 7/01/31, 144A
8/22 at 100.00 N/R 462,513
335 Southside Community Facilities District 1, Prescott Valley, Arizona, Special
Assessment Revenue Bonds, Series 2008, 7.250%, 7/01/32
8/22 at 100.00 N/R 270,935
Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A:
1,500 5.500%, 10/01/27, 144A No Opt. Call N/R 1,477,110
10 6.000%, 10/01/37, 144A 10/27 at 100.00 N/R 9,594
Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017B:
33,065 4.700%, 10/01/24, 144A 8/22 at 100.00 N/R 32,342,530
11,000 5.350%, 10/01/25, 144A 8/22 at 100.00 N/R 10,807,060
410 Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Refunding Series 2015A, 3.900%, 9/01/24, 144A
No Opt. Call BB+ 407,971
178,895 Total Arizona 167,842,714
Arkansas - 0.3%
8,250 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 B- 7,973,295
8,670 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT), 144A
9/27 at 103.00 B- 8,686,907
16,920 Total Arkansas 16,660,202
California - 7.3%
Antelope Valley Healthcare District, California, Revenue
Bonds, Series 2016A:
7,215 5.000%, 3/01/31 3/26 at 100.00 Ba3 7,472,070
7,565 5.250%, 3/01/36 3/26 at 100.00 Ba3 7,855,799
1,055 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series 2015,
5.000%, 5/01/25
No Opt. Call N/R 1,114,671
3,000 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%,
9/02/36
9/24 at 100.00 N/R 3,059,460
25,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green SIFMA Index Rate Series 2021B-2, 1.360%,
2/01/52, (Mandatory Put 8/01/31) (SIFMA reference rate + 0.450%
spread) (5)
5/31 at 100.00 N/R 23,818,750
50,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green SIFMA Index Rate Series 2022A-1, 0.000%,
5/01/53, (Mandatory Put 8/01/28), (UB)
5/28 at 100.00 N/R 49,999,500

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 6,290 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 N/R $ 4,687,811
3,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 N/R 2,808,155
1,550 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R 1,205,482
10,035 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 N/R 9,178,513
500 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ 432,435
885 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Sonoma County Tobacco Securitization
Corporation, Series 2020B-1, 5.000%, 6/01/49
12/30 at 100.00 BBB- 905,691
California Enterprise Development Authority, Charter
School Revenue Bonds, Rocklin Academy Project,
Refunding Series 2021A:
250 4.000%, 6/01/36, 144A 6/31 at 100.00 BB+ 226,552
630 4.000%, 6/01/51, 144A 6/31 at 100.00 BB+ 506,344
California Health Facilities Financing Authority, Revenue
Bonds, Children's Hospital Los Angeles, Series 2017A:
385 5.000%, 8/15/30 8/27 at 100.00 Baa2 408,385
310 5.000%, 8/15/32 8/27 at 100.00 Baa2 324,824
225 4.000%, 8/15/34 8/27 at 100.00 Baa2 215,912
245 5.000%, 8/15/35 8/27 at 100.00 Baa2 254,930
5,855 California Housing Finance Agency, California, Home Mortgage Revenue
Bonds, 833 Bryant LP, Series 2020N, 4.000%, 4/01/45
4/32 at 100.00 Aa2 5,803,944
9,178 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 8,571,022
6,761 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-3, 3.250%, 8/20/36
No Opt. Call N/R 6,162,243
195 California Municipal Finance Authority Charter School Revenue Bonds,
Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23,
(ETM)
No Opt. Call BB (6) 199,659
1,485 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies - El Dorado Hills Project, Series 2018A, 5.000%,
10/01/28, 144A
10/22 at 105.00 N/R 1,572,125
410 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2015A, 4.500%, 10/01/25
10/22 at 102.00 BB 411,029
270 California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 4.500%, 6/01/28, 144A
6/26 at 100.00 BB 271,334
960 California Municipal Finance Authority,  Revenue Bonds, Creative Center
of Los Altos Project Pinewood & Oakwood Schools, Series 2016B,
4.000%, 11/01/26, 144A
No Opt. Call N/R 936,499
410 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%,
6/01/28, 144A
No Opt. Call Ba1 416,376
California Municipal Finance Authority, Charter School
Lease Revenue Bonds, Nova Academy Project, Series
2016A:
1,065 4.000%, 6/15/26, 144A No Opt. Call BB 1,058,067
1,850 5.000%, 6/15/36, 144A 6/26 at 100.00 BB 1,874,346

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 250 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Santa Rosa Academy Project, Series 2015, 4.375%, 7/01/25,
144A
No Opt. Call BB+ $ 254,403
540 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2014A, 4.150%, 10/01/24
10/22 at 102.00 BB 538,828
3,465 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A, 4.000%, 7/01/26,
144A
No Opt. Call BB 3,418,500
California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project,
Series 2018A:
1,010 3.875%, 7/01/28, 144A No Opt. Call BB 973,569
2,200 5.000%, 7/01/38, 144A 7/28 at 100.00 BB 2,202,992
1,800 5.000%, 7/01/49, 144A 7/28 at 100.00 BB 1,742,994
350 California Municipal Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Series 2012A, 4.750%,
8/01/22
No Opt. Call BB 350,245
840 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A, 5.000%,
6/01/36
6/26 at 100.00 BBB- 863,596
220 California Municipal Finance Authority, Education Revenue Bonds,
STREAM Charter Schools Project, Series 2020A, 5.000%, 6/15/41, 144A
6/30 at 100.00 N/R 204,699
1,480 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.250%,
8/15/30
8/24 at 100.00 N/R 1,491,662
260 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects, Subordinate Series 2021B, 3.000%, 8/15/31
No Opt. Call N/R 224,520
23,170 California Municipal Finance Authority, Multifamily Housing Revenue
Bonds, Pacific Oaks Senior Apartments, Series 2022A, 4.000%, 7/01/57,
(Mandatory Put 7/01/32), 144A
7/29 at 103.00 N/R 22,996,920
165 California Municipal Finance Authority, Revenue Bonds, Biola University,
Series 2013, 5.000%, 10/01/22
No Opt. Call Baa1 166,275
2,355 California Municipal Finance Authority, Revenue Bonds, California Baptist
University, Series 2016A, 4.000%, 11/01/26, 144A
No Opt. Call N/R 2,376,972
175 California Municipal Finance Authority, Revenue Bonds, Community
Health Centers of the Central Coast, Inc., Series 2021A, 5.000%,
12/01/36, 144A
12/30 at 100.00 N/R 181,715
270 California Municipal Finance Authority, Revenue Bonds, Emerson College,
Series 2011, 5.000%, 1/01/28
8/22 at 100.00 Baa2 270,359
1,210 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 4.250%, 1/01/25
No Opt. Call N/R 1,169,235
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2015:
200 5.000%, 11/01/23 No Opt. Call BBB- 206,440
300 5.000%, 11/01/24 No Opt. Call BBB- 314,385
350 5.000%, 11/01/27 11/24 at 100.00 BBB- 363,304
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
1,425 5.000%, 11/01/28 11/26 at 100.00 BBB- 1,508,876
1,500 5.250%, 11/01/29 11/26 at 100.00 BBB- 1,595,895
850 5.000%, 11/01/30 11/26 at 100.00 BBB- 892,364
1,000 5.250%, 11/01/31 11/26 at 100.00 BBB- 1,055,870
6,165 5.250%, 11/01/41 11/26 at 100.00 BBB- 6,328,434

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 11,465 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+ $ 10,824,909
1,100 California Pollution Contol Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services Southern California, LLC
Project, Subordinate Series 2017, 8.000%, 12/01/27, (AMT), 144A (7)
No Opt. Call N/R 66,000
3,310 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%,
12/01/27, (AMT), 144A (7)
12/23 at 102.00 N/R 331,000
1,420 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 4.250%, 7/01/30,
144A
7/28 at 100.00 N/R 1,326,536
540 California Public Finance Authority, Charter School Lease Revenue Bonds,
Multicultural Learning Center Project, Series 2017A, 5.250%, 6/15/27
No Opt. Call N/R 550,373
675 California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/36, 144A
11/29 at 102.00 N/R 666,785
2,010 California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Series 2017A, 5.000%, 7/01/32, 144A
7/27 at 100.00 Caa2 1,660,843
1,135 California School Finance Authority Charter School Revenue Bonds,
California, ACE Charter Schools, Obligated Group, Series 2016A,
4.500%, 6/01/29, 144A
6/26 at 100.00 N/R 1,121,698
1,000 California School Finance Authority Charter School Revenue Bonds,
Ednovate Obligated Group, Series 2018, 5.000%, 6/01/37, 144A
6/27 at 100.00 N/R 1,017,780
California School Finance Authority Charter School
Revenue Bonds, John Adams Academy Obligated Group,
Series 2022A:
875 4.500%, 7/01/32, 144A , (WI/DD, Settling 7/06/22) 7/30 at 102.00 N/R 850,299
2,125 5.000%, 7/01/42, 144A , (WI/DD, Settling 7/06/22) 7/30 at 102.00 N/R 2,052,048
1,670 California School Finance Authority Charter, School Revenue Bonds,
Rocketship Education, Mateo Sheedy Project, Series 2015A, 4.250%,
3/01/28, 144A
6/25 at 100.00 N/R 1,686,767
980 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A, 5.000%,
6/01/26, 144A
No Opt. Call N/R 943,299
180 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education, Series 2022, 8.000%, 7/01/30, 144A
8/22 at 100.00 N/R 179,955
California School Finance Authority, California, Charter
School Revenue Bonds, TEACH Public Schools Obligated
Group, Series 2019A:
290 5.000%, 6/01/29, 144A 6/26 at 100.00 N/R 295,542
750 5.000%, 6/01/39, 144A 6/26 at 100.00 N/R 750,225
1,010 California School Finance Authority, Charter School Revenue Bonds,
Aspire Public School - Obligated Group,Issue No.6, Series 2020A,
5.000%, 8/01/42, 144A
8/28 at 100.00 N/R 1,050,784
760 California School Finance Authority, Charter School Revenue Bonds, CIty
Charter School Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A
No Opt. Call N/R 776,986
California School Finance Authority, Charter School
Revenue Bonds, Classical Academies Project, Series 2017A:
2,000 4.000%, 10/01/27, 144A No Opt. Call BBB- 2,025,200
2,155 5.000%, 10/01/32, 144A 10/27 at 100.00 BBB- 2,223,572

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California School Finance Authority, Charter School
Revenue Bonds, Downtown College Prep - Obligated
Group, Series 2016:
$ 745 4.000%, 6/01/26, 144A No Opt. Call N/R $ 738,600
1,000 4.500%, 6/01/31, 144A 6/26 at 100.00 N/R 993,440
755 California School Finance Authority, Charter School Revenue Bonds,
Escuela Popular Charter School, Series 2017, 5.500%, 7/01/27, 144A
No Opt. Call N/R 763,509
630 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/26,
144A
6/25 at 100.00 N/R 648,547
California School Finance Authority, Charter School
Revenue Bonds, Rocketship Education Obligated Group,
Series 2017A:
630 4.500%, 6/01/27, 144A 6/26 at 100.00 N/R 639,891
975 5.000%, 6/01/34, 144A 6/26 at 100.00 N/R 996,440
315 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Public Schools Obligated Group, Series 2017G, 5.000%,
6/01/30, 144A
6/27 at 100.00 N/R 327,326
6,865 California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Academy Obligated Group, Series 2021A, 4.000%,
6/01/41, 144A
6/27 at 100.00 N/R 5,720,467
California School Finance Authority, Charter School
Revenue Bonds, Santa Clarita Valley International School
Project, Series 2021A:
260 4.000%, 6/01/31 No Opt. Call N/R 250,130
100 4.000%, 6/01/41 6/31 at 100.00 N/R 86,193
California School Finance Authority, Charter School
Revenue Bonds, Social Bonds iLead Lancaster Project,
Series 2021A:
250 4.000%, 6/01/31, 144A 6/29 at 100.00 N/R 235,980
435 5.000%, 6/01/41, 144A 6/29 at 100.00 N/R 427,153
1,465 California School Finance Authority, Charter School Revenue Bonds, Valley
International Preparatory High School Project, Series 2022A, 5.000%,
3/01/37, 144A
3/31 at 100.00 N/R 1,301,081
315 California School Finance Authority, Educational Facilities Revenue Bonds,
New Designs Charter School Project, Series 2014A, 4.750%, 6/01/24,
144A
No Opt. Call BB+ 318,030
575 California School Finance Authority, Educational Facility Revenue Bonds,
Partnerships to Uplift Communities Valley Project, Series 2014, 5.350%,
8/01/24, 144A
2/24 at 100.00 BB 582,952
275 California School finance Authority, School Facility Revenue Bonds,  ICEF
- View Park Elementary and Middle Schools, Series 2014A, 4.750%,
10/01/24
No Opt. Call BB 279,304
335 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 5.750%, 11/01/24, 144A
No Opt. Call N/R 340,534
California School Finance Authority, School Facility
Revenue Bonds, Granada Hills Charter High School
Obligated Group, Series 2021A:
315 4.000%, 7/01/29, 144A 7/28 at 100.00 BBB- 314,480
465 4.000%, 7/01/38, 144A 7/28 at 100.00 BBB- 422,801
250 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 4.125%, 7/01/24
No Opt. Call BBB 253,460
180 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2013, 5.900%, 7/01/23
No Opt. Call BB+ 182,272

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 145 California Statewide Communities Development Authority Revenue
Bonds, California Baptist University, Refunding Series 2017A, 5.000%,
11/01/32, 144A
11/27 at 100.00 N/R $ 151,951
700 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/34
12/24 at 100.00 BB- 708,610
1,735 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/26, 144A
6/26 at 100.00 BB- 1,801,485
850 California Statewide Communities Development Authority, College
Housing Revenue Bonds, National Campus Community Development -
Hooper Street LLC Project, Series 2019, 5.000%, 7/01/29, 144A
No Opt. Call B 819,400
625 California Statewide Communities Development Authority, Revenue
Bonds, 899 Charleston Project, Refunding Series 2014A, 5.000%,
11/01/24, 144A
No Opt. Call N/R 628,456
2,470 California Statewide Communities Development Authority, Revenue
Bonds, Lancer Educational Student Housing Project, Refunding Series
2016A, 4.000%, 6/01/26, 144A
No Opt. Call N/R 2,456,687
585 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A,
4.375%, 9/01/25
No Opt. Call N/R 592,348
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Refunding Series 2015R-1:
1,005 5.000%, 9/02/25 No Opt. Call N/R 1,063,602
1,045 5.000%, 9/02/26 9/25 at 100.00 N/R 1,101,942
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2018A:
3,735 4.000%, 9/02/28 No Opt. Call N/R 3,787,663
2,150 5.000%, 9/02/38 9/28 at 100.00 N/R 2,249,416
4,090 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018B,
4.000%, 9/02/28
No Opt. Call N/R 4,133,558
410 California Statewide Communitities Development Authority, Charter
School Revenue Bonds, Green Dot Public Schools, Animo Inglewood
Charter High School Project, Series 2011A, 6.900%, 8/01/31
8/22 at 100.00 BB+ 411,037
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A:
257 5.750%, 7/01/24 (7),(8) 9/22 at 100.00 N/R 256,992
570 5.750%, 7/01/30 (7),(8) 9/22 at 100.00 N/R 569,482
39 5.750%, 7/01/35 (7),(8) 9/22 at 100.00 N/R 39,275
102 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22
(7),(8)
No Opt. Call N/R 102,456
210 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
(7),(8)
9/22 at 100.00 N/R 209,607
2,000 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R 1,622,700
2,405 CMFA Special Financing Agency VIII, California, Essential Housing
Revenue Bonds, Elan Huntington Beach, Junior Lien Series 2021A-2,
4.000%, 8/01/47, 144A
8/31 at 100.00 N/R 1,881,672

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 500 Compton Public Finance Authority, California, Lease Revenue Bonds,
Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 -
AMBAC Insured
8/22 at 100.00 N/R $ 500,435
500 Corona-Norco Unified School District Public Financing Authority,
California, Special Tax Revenue Bonds, Refunding Junior Lien Series
2013B, 5.000%, 9/01/35, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R (6) 518,360
County of Los Angeles CA Community Facilities District No
2021-01:
1,260 5.000%, 9/01/42 , (WI/DD, Settling 7/20/22) 9/29 at 103.00 N/R 1,290,280
1,000 5.000%, 9/01/47 , (WI/DD, Settling 7/20/22) 9/29 at 103.00 N/R 1,011,939
2,060 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 1,569,411
27,295 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-1, 3.500%, 10/01/46,
144A
10/31 at 100.00 N/R 21,352,606
1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56,
144A
8/31 at 100.00 N/R 723,910
5,250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Link-Glendale, Series 2021A-1, 3.000%, 7/01/45, 144A
7/31 at 100.00 N/R 3,795,908
7,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1,
3.400%, 10/01/46, 144A
10/31 at 100.00 N/R 5,428,010
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 N/R 1,656,940
1,570 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 N/R 1,290,022
2,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series
2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R 1,767,775
605 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46, 144A
9/31 at 100.00 N/R 472,935
2,885 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 1,960,040
760 Dublin Community Facilities District No. 2015-1, California, Dublin
Crossing, Improvement Area No. 3 Special Tax Bonds, Series 2021,
4.000%, 9/01/45
9/27 at 103.00 N/R 666,657
Fairfield, California, Special Tax Bonds, Community
Facilities District 2016-1 Improvement Area C Villages of
Fairfield, Series 2021A:
545 4.000%, 9/01/36 9/31 at 100.00 N/R 526,710
1,145 4.000%, 9/01/41 9/31 at 100.00 N/R 1,065,651
540 Fontana, California, Special Tax Bonds, Sierra Hills South Community
Facilities District 22, Refunding Series 2014, 5.000%, 9/01/23
No Opt. Call N/R 554,807
103,000 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R 10,139,320
740 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/35, (Pre-
refunded 6/01/28)
6/28 at 100.00 BB+ (6) 843,237

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,365 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Taxable Subordinate Series 2021B-1,
3.850%, 6/01/50
12/31 at 100.00 N/R $ 1,232,868
Hesperia, California, Special Tax Bonds, Community
Facilities District 2005-1 Belgate Development
Restructuring Series 2014:
200 5.000%, 9/01/23 No Opt. Call N/R 205,714
250 5.000%, 9/01/24 No Opt. Call N/R 261,380
320 5.000%, 9/01/25 9/24 at 100.00 N/R 333,267
195 5.000%, 9/01/26 9/24 at 100.00 N/R 202,447
2,260 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%,
9/15/25
No Opt. Call N/R 2,305,878
100 Irvine, California, Special Tax Bonds, Community Facilities District 2013-
3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%,
9/01/22
No Opt. Call N/R 100,460
Lake Elsinore Public Financing Authority, California, Local
Agency Revenue Bonds, Canyon Hills Improvement Area A
& C, Series 2014C:
500 5.000%, 9/01/23 No Opt. Call N/R 514,345
595 5.000%, 9/01/24 No Opt. Call N/R 621,959
2,315 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Refunding Series 2015, 5.000%, 9/01/35
9/25 at 100.00 N/R 2,383,362
1,290 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 4.000%, 9/02/25
No Opt. Call N/R 1,307,415
Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019:
35 3.800%, 9/01/22 No Opt. Call N/R 35,002
50 3.900%, 9/01/23 No Opt. Call N/R 49,901
70 4.100%, 9/01/24 No Opt. Call N/R 69,602
85 4.200%, 9/01/25 No Opt. Call N/R 84,235
105 4.350%, 9/01/26 No Opt. Call N/R 103,189
125 4.400%, 9/01/27 9/26 at 103.00 N/R 122,785
145 4.500%, 9/01/28 9/26 at 103.00 N/R 141,834
1,120 5.100%, 9/01/33 9/26 at 103.00 N/R 1,077,473
Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019:
25 3.800%, 9/01/22 No Opt. Call N/R 25,004
35 3.900%, 9/01/23 No Opt. Call N/R 34,892
45 4.100%, 9/01/24 No Opt. Call N/R 44,744
55 4.200%, 9/01/25 No Opt. Call N/R 54,553
65 4.350%, 9/01/26 No Opt. Call N/R 64,167
80 4.400%, 9/01/27 9/26 at 103.00 N/R 78,582
95 4.500%, 9/01/28 9/26 at 103.00 N/R 92,434
695 5.100%, 9/01/33 9/26 at 103.00 N/R 668,611

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019:
$ 45 3.800%, 9/01/22 No Opt. Call N/R $ 45,002
65 3.900%, 9/01/23 No Opt. Call N/R 64,856
85 4.100%, 9/01/24 No Opt. Call N/R 84,533
110 4.200%, 9/01/25 No Opt. Call N/R 108,724
130 4.350%, 9/01/26 No Opt. Call N/R 128,287
155 4.400%, 9/01/27 9/26 at 103.00 N/R 152,323
180 4.500%, 9/01/28 9/26 at 103.00 N/R 175,884
1,390 5.100%, 9/01/33 9/26 at 103.00 N/R 1,338,348
Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019:
10 4.050%, 9/01/22 No Opt. Call N/R 10,002
10 4.150%, 9/01/23 No Opt. Call N/R 9,991
20 4.350%, 9/01/24 No Opt. Call N/R 19,883
25 4.450%, 9/01/25 No Opt. Call N/R 24,769
30 4.600%, 9/01/26 No Opt. Call N/R 29,452
35 4.650%, 9/01/27 9/26 at 103.00 N/R 34,337
45 4.750%, 9/01/28 9/26 at 103.00 N/R 43,955
335 5.350%, 9/01/33 9/26 at 103.00 N/R 321,114
1,880 5.850%, 9/01/49 9/26 at 103.00 N/R 1,788,613
Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019:
15 3.800%, 9/01/22 No Opt. Call N/R 15,001
20 3.900%, 9/01/23 No Opt. Call N/R 19,947
30 4.100%, 9/01/24 No Opt. Call N/R 29,829
40 4.200%, 9/01/25 No Opt. Call N/R 39,536
45 4.350%, 9/01/26 No Opt. Call N/R 44,224
55 4.400%, 9/01/27 9/26 at 103.00 N/R 54,025
65 4.500%, 9/01/28 9/26 at 103.00 N/R 63,581
495 5.100%, 9/01/33 9/26 at 103.00 N/R 476,205
105 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/37
No Opt. Call A- 117,336
2,125 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007B, 2.396%, 11/15/27 (3-Month
LIBOR*0.67% reference rate + 1.450% spread) (5)
No Opt. Call A- 2,075,232
445 Lynwood Redevelopment Agency, California, Tax Allocation Revenue
Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31
8/22 at 100.00 A 446,335
1,055 Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced
Redevelopment Project 2, Series 2003A, 0.000%, 12/01/23 - AMBAC
Insured
No Opt. Call N/R 1,017,210
37,370 Modesto Irrigation District Financing Authority, California, Domestic Water
Project Revenue Bonds, Index Rate Series 2007, 1.689%, 9/01/37 - NPFG
Insured (3-Month LIBOR*0.67% reference rate + 0.630% spread) (5)
8/22 at 100.00 Baa2 35,806,813
Moorpark, California, Special Tax Bonds, Community
Facilities District 2004-1, Refunding Junior Lien Series
2014B:
220 4.750%, 9/01/23 No Opt. Call N/R 223,049
640 5.200%, 9/01/28 9/24 at 100.00 N/R 662,983

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
ndio, California, Special Tax Bonds, Community Facilities
District 2004-3 Terra Lago, Improvement Area 1, Series
2015:
$ 510 5.000%, 9/01/23 No Opt. Call N/R $ 524,632
650 5.000%, 9/01/24 No Opt. Call N/R 679,452
400 5.000%, 9/01/25 No Opt. Call N/R 424,304
715 5.000%, 9/01/26 9/25 at 100.00 N/R 755,033
750 5.000%, 9/01/27 9/25 at 100.00 N/R 787,635
790 5.000%, 9/01/28 9/25 at 100.00 N/R 825,210
1,000 Northern Inyo County Local Hospital District, Inyo County, California,
Revenue Bonds, Series 2013, 5.000%, 12/01/29, (Pre-refunded
12/01/23)
12/23 at 100.00 B+ (6) 1,042,040
Orange County, California, Special Tax Bonds, Community
Facilities District 2015-1 Esencia Village, Series 2015A:
665 5.000%, 8/15/25 No Opt. Call N/R 703,337
745 5.000%, 8/15/27 8/25 at 100.00 N/R 782,705
Palm Desert, California, Special Tax Bonds, Community
Facilities District 2021-1 University Park, Series 2021:
100 3.000%, 9/01/31 9/28 at 103.00 N/R 87,800
110 4.000%, 9/01/41 9/28 at 103.00 N/R 99,883
3,700 Palomar Pomerado Health System, California, Revenue Bonds, Refunding
Series 2016, 5.000%, 11/01/36
11/26 at 100.00 Ba1 3,826,836
Perris Joint Powers Authority, California, Local Agency
Revenue Bonds, Community Facilities District 2001-1 May
Farms Improvement Area 6 &7, Refunding Series 2014E:
465 4.000%, 9/01/23 No Opt. Call N/R 472,063
485 4.000%, 9/01/24 No Opt. Call N/R 495,369
505 5.000%, 9/01/25 9/24 at 100.00 N/R 526,796
530 5.000%, 9/01/26 9/24 at 100.00 N/R 551,587
2,475 Perris, California, Special Tax Bonds, Community Facilities District 2001-2,
Refunding Series 2014A, 4.375%, 9/01/24
9/23 at 100.00 N/R 2,513,635
100 Poway Unified School District, San Diego County, California, Special Tax
Bonds, Community Facilities District 15 Del Sur East Improvement Area
C, Series 2016, 5.000%, 9/01/26
No Opt. Call N/R 107,587
700 Rancho Cordova, California, Special Tax Bonds, Community Facilities
District 2018-1 Grantline 208, Series 2021B, 4.000%, 9/01/41
9/26 at 103.00 N/R 643,909
500 Richmond Community Development Agency Successor Agency,
California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%,
9/01/25 - BAM Insured
9/24 at 100.00 AA 527,160
345 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/29 - AGM
Insured
10/24 at 100.00 AA 363,502
1,935 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47
6/31 at 100.00 N/R 1,788,559
Riverside County, California, Special Tax Bonds, Community
Facilities District 03-1 Newport Road, Series 2014:
500 4.125%, 9/01/23 No Opt. Call N/R 508,705
500 4.250%, 9/01/24 No Opt. Call N/R 514,020
750 5.000%, 9/01/25 9/24 at 100.00 N/R 782,850

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Romoland School District, California, Special Tax Bonds,
Community Facilities District 2004-1 Heritage Lake
Improvement Area 1 & 2, Refunding Series 2015:
$ 1,515 5.000%, 9/01/25 No Opt. Call N/R $ 1,599,552
1,655 5.000%, 9/01/26 9/25 at 100.00 N/R 1,741,557
805 5.000%, 9/01/27 9/25 at 100.00 N/R 844,904
Roseville, California, Special Tax Bonds, Community
Facilities District 1 Creekview Improvement Area 1, Series
2021:
1,000 4.000%, 9/01/36 9/28 at 103.00 N/R 954,180
500 4.000%, 9/01/41 9/28 at 103.00 N/R 457,555
1,000 4.000%, 9/01/46 9/28 at 103.00 N/R 884,270
Roseville, California, Special Tax Bonds, Community
Facilities District 1 Hewlett Parkard Campus Oaks, Series
2016:
875 4.000%, 9/01/26 No Opt. Call N/R 899,894
310 5.000%, 9/01/31 9/26 at 100.00 N/R 323,742
1,000 Roseville, California, Special Tax Bonds, Community Facilities District 1
Westpark, Refunding Series 2015, 5.000%, 9/01/27
9/25 at 100.00 N/R 1,048,950
San Bernardino County, California, Special Tax Bonds,
Community Facilities District 2002-1 Kaiser Commerce
Center, Refunding Series 2014:
400 5.000%, 9/01/23 No Opt. Call N/R 411,292
655 5.000%, 9/01/26 9/24 at 100.00 N/R 679,595
San Clemente, California, Special Tax Revenue Bonds,
Community Facilities District 2006-1 Marblehead Coastal,
Series 2015:
175 4.000%, 9/01/23 No Opt. Call N/R 177,679
90 5.000%, 9/01/24 No Opt. Call N/R 94,155
465 5.000%, 9/01/25 No Opt. Call N/R 493,542
290 5.000%, 9/01/26 9/25 at 100.00 N/R 306,866
470 5.000%, 9/01/27 9/25 at 100.00 N/R 495,314
475 5.000%, 9/01/29 9/25 at 100.00 N/R 495,192
San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission
Bay South Redevelopment Project, Series 2014A:
360 5.000%, 8/01/23 No Opt. Call A- 372,182
400 5.000%, 8/01/24 No Opt. Call A- 422,176
350 5.000%, 8/01/25 8/24 at 100.00 A- 368,512
San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission
Bay South Redevelopment Project, Subordinate Series
2016D:
2,565 0.000%, 8/01/23, 144A 8/22 at 95.65 N/R 2,456,860
750 0.000%, 8/01/26, 144A 8/22 at 82.88 N/R 622,410
1,255 San Francisco City and County, California, Special Tax Bonds, Community
Facilities District 2016-1 Treasure Island Improvement Area 2, Series
2022, 4.000%, 9/01/32, 144A
9/28 at 103.00 N/R 1,211,301
1,255 San Jacinto, California, Special Tax Bonds, Community Facilities District
2002-1 Rancho San Jacinto Phase 2, Series 2016, 5.000%, 9/01/30
9/26 at 100.00 N/R 1,314,412
22,605 Southern California Public Power Authority, Natural Gas Project 1 Revenue
Bonds, Series 2007A, 2.332%, 11/01/38 (3-Month LIBOR*0.67%
reference rate + 1.470% spread) (5)
No Opt. Call BBB+ 19,647,814
125 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 5.500%, 9/01/27, 144A
No Opt. Call N/R 129,159

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,310 Three Rivers Levee Improvement Authority, California, Special Tax
Revenue Bonds, Community Facilities District 2006-1, Refunding Series
2021A, 4.000%, 9/01/46
9/28 at 103.00 N/R $ 1,160,110
Tracy, California, Special Tax Bonds, Community Facilities
District 2016-2,  Improvement Area 2, Series 2021:
375 4.000%, 9/01/36 9/28 at 103.00 N/R 365,516
550 4.000%, 9/01/41 9/28 at 103.00 N/R 513,893
800 4.000%, 9/01/46 9/28 at 103.00 N/R 719,032
Tustin, California,Special Tax Bonds, Community Facilities
District 14-1 Tustin Legacy/Standard Pacific, Refunding
Series 2015A:
250 5.000%, 9/01/26 9/25 at 100.00 N/R 263,923
225 5.000%, 9/01/28 9/25 at 100.00 N/R 235,235
Vernon, California, Electric System Revenue Bonds, Series
2021A:
1,500 5.000%, 4/01/26 No Opt. Call N/R 1,599,750
2,000 5.000%, 10/01/26 No Opt. Call N/R 2,145,820
1,750 5.000%, 4/01/27 No Opt. Call N/R 1,890,840
2,700 5.000%, 10/01/27 No Opt. Call N/R 2,930,850
1,310 5.000%, 4/01/28 No Opt. Call N/R 1,423,787
320 Vernon, California, Electric System Revenue Bonds, Series 2022A, 5.000%,
8/01/23
No Opt. Call N/R 328,070
215 West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding Series
2015, 5.000%, 9/01/25
No Opt. Call N/R 222,785
7,325 West Sacramento Financing Authority, California, Special Tax Revenue
Bonds, Series 2014, 5.000%, 9/01/25
9/22 at 102.00 N/R 7,494,208
William S. Hart Union High School District, Los Angeles
County, California, Special Tax Bonds, Community Facilities
District 2015-1, Series 2017:
400 5.000%, 9/01/28 9/26 at 100.00 N/R 424,680
350 5.000%, 9/01/30 9/26 at 100.00 N/R 366,433
580,642 Total California 459,951,551
Colorado - 5.1%
1,400 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 N/R 1,310,036
6,330 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 N/R 5,297,893
500 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 2,
Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R 396,090
2,655 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible to
Unlimited Tax Series 2018A, 4.375%, 12/01/28
12/23 at 103.00 N/R 2,594,705
500 Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series
2006, 5.875%, 10/01/26 - SYNCORA GTY Insured, (ETM)
No Opt. Call BBB (6) 537,705
2,605 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 N/R 2,319,570
Aviation Station North Metropolitan District 2, Denver
County, Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2019A:
1,035 4.000%, 12/01/29 9/24 at 103.00 N/R 980,145
2,850 5.000%, 12/01/48 9/24 at 103.00 N/R 2,552,432

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 500 Base Village Metropolitan District 2, Colorado, General Obligation Bonds,
Refunding Series 2016A, 5.750%, 12/01/46
8/22 at 103.00 N/R $ 503,050
500 Baseline Metropolitan District 1, In the City and County of Broomfield,
Colorado, Special Revenue Bonds, Series 2021A, 5.000%, 12/01/51
12/24 at 103.00 N/R 430,660
Berthoud-Heritage Metropolitan District 10, Larimer
County, Colorado, Limited Tax General Obligation Bonds,
Senior Series 2022A:
525 4.250%, 12/01/31 12/26 at 103.00 N/R 469,644
1,565 4.500%, 12/01/41 12/26 at 103.00 N/R 1,310,531
1,500 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A-3,
4.750%, 12/01/51
9/26 at 103.00 N/R 1,136,805
434 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 4.000%,
12/01/27
12/22 at 103.00 N/R 423,471
825 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
5.000%, 12/01/40, 144A
12/25 at 103.00 N/R 792,338
Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A:
4,391 5.000%, 12/01/35 6/24 at 103.00 N/R 4,219,883
13,625 5.125%, 12/01/48 6/24 at 103.00 N/R 12,758,995
Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A:
4,913 5.000%, 12/01/39 6/24 at 103.00 N/R 4,856,648
17,050 5.000%, 12/01/49 6/24 at 103.00 N/R 16,079,343
500 Broomfield Village Metropolitan District 2, In the City and County of
Broomfield, Colorado, General Obligation Limited Tax and Revenue
Bonds, Refunding Series 2021A-1, 5.000%, 12/01/49, 144A
12/26 at 103.00 N/R 450,450
2,100 Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.000%, 12/01/37
12/22 at 103.00 N/R 2,042,334
415 Cathedral Pines Metropolitan District, El Paso County, Colorado, General
Obligation Bonds, Refunding Series 2016, 4.000%, 12/01/26
No Opt. Call Ba1 417,366
11,135 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A
12/22 at 103.00 N/R 11,219,292
1,957 Clear Creek Station Metropolitan District 2, Adams County, Colorado,
Limited Tax General Obligation Refunding & Improvement Series
2017A, 4.375%, 12/01/32
12/22 at 103.00 N/R 1,849,208
1,055 Clear Creek Transit Metropolitan District 2, Adams County, Colorado,
Revenue Supported Limited Tax General Obligation Bonds, Series
2021A, 4.000%, 12/01/31
12/26 at 103.00 N/R 950,840
275 Colorado Educational and Cultural Facilities Authority, Charter School
Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility
Project, Series 2013, 5.000%, 6/01/23
No Opt. Call A+ 281,639
2,110 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017, 4.625%,
10/01/27
No Opt. Call N/R 2,047,291
250 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 4.125%,
7/01/26, 144A
7/25 at 100.00 BB 248,590

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Belle Creek Charter
School, Series 2022A:
$ 845 5.000%, 3/15/32, 144A No Opt. Call N/R $ 832,823
1,935 5.125%, 3/15/42, 144A 3/32 at 100.00 N/R 1,870,797
325 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Belle Creek Charter School, Taxable Series 2022B,
5.250%, 3/15/26, 144A
No Opt. Call N/R 324,721
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014A,
5.000%, 1/15/29
1/24 at 100.00 A+ 511,905
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Skyview Academy Project,
Series 2014:
150 4.125%, 7/01/24, 144A No Opt. Call BB 150,095
500 5.125%, 7/01/34, 144A 7/24 at 100.00 BB 504,080
600 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Union Colony School Project, Series 2018, 5.000%,
4/01/38
4/28 at 100.00 Aa3 641,226
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Rocky Mountain Classical Academy
Project, Refunding Series 2019:
2,165 5.000%, 10/01/29, 144A 10/27 at 100.00 Ba1 2,250,842
2,270 5.000%, 10/01/39, 144A 10/27 at 100.00 Ba1 2,270,840
3,520 5.000%, 10/01/49, 144A 10/27 at 100.00 Ba1 3,383,072
290 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2013, 6.375%,
8/01/24
No Opt. Call N/R 291,418
640 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 5.000%, 2/01/27, 144A
2/26 at 100.00 N/R 611,507
530 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Retirement Communities Inc., Refunding Series 2012B, 4.000%,
12/01/26, (Pre-refunded 12/01/22)
12/22 at 100.00 A- (6) 535,337
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Frasier Meadows Project, Refunding & Improvement
Series 2017A:
400 5.000%, 5/15/27 No Opt. Call BB+ 408,448
250 5.250%, 5/15/28 5/27 at 100.00 BB+ 256,880
2,275 5.250%, 5/15/30 5/27 at 100.00 BB+ 2,320,750
550 5.250%, 5/15/32 5/27 at 100.00 BB+ 558,674
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Frasier Project, Refunding Bonds Series 2023A.
Forward Delivery:
1,375 4.000%, 5/15/41 , (WI/DD, Settling 2/15/23) 5/28 at 103.00 N/R 1,151,810
900 4.000%, 5/15/48 , (WI/DD, Settling 2/15/23) 5/28 at 103.00 N/R 702,486
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Sunny Vista Living Center Project, Refunding &
Improvement Series 2015A:
640 5.000%, 12/01/25, 144A No Opt. Call N/R 594,406
750 5.500%, 12/01/30, 144A 12/25 at 100.00 N/R 648,360
500 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2018, 5.625%, 12/01/32
12/23 at 103.00 N/R 504,695
555 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2016, 4.625%, 12/01/31
8/22 at 103.00 N/R 531,030

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado Science and Technology Park Metropolitan
District No.1, Special Revenue  Improvement Bonds,
Refunding Series 2018:
$ 3,438 4.375%, 12/01/26 12/23 at 103.00 N/R $ 3,425,829
2,140 5.000%, 12/01/33 12/23 at 103.00 N/R 2,140,899
1,123 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019,
4.000%, 12/01/29
12/24 at 103.00 N/R 1,044,266
594 Crystal Crossing Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 4.500%, 12/01/26
12/25 at 100.00 N/R 594,653
1,990 Cundall Farms Metropolitan District, In the City of Thornton, Colorado,
General Obligation Limited Tax Convertbile to Unlimited Tax, Refunding
Series 2017A, 4.625%, 12/01/32, (Pre-refunded 12/15/22)
12/22 at 103.00 N/R (6) 2,073,540
1,358 Denver Gateway Center Metropolitan District, In the City and County of
Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A,
5.500%, 12/01/38
12/23 at 103.00 N/R 1,358,923
2,500 Denver Health and Hospital Authority, Colorado, Healthcare Revenue
Bonds, Refunding Series 2017A, 4.000%, 12/01/36, 144A
12/27 at 100.00 N/R 2,363,350
2,500 Denver Health and Hospitals Authority, Colorado, Healthcare Revenue
Bonds, Series 2017A, 4.000%, 12/01/35, 144A
12/27 at 100.00 N/R 2,378,650
510 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R 517,415
1,695 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R 1,725,544
DIATC Metropolitan District, Commerce City, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Series 2019:
590 3.250%, 12/01/29, 144A 9/24 at 103.00 N/R 525,784
740 5.000%, 12/01/39, 144A 9/24 at 103.00 N/R 720,198
850 Eaton Area Park and Recreation District, Colorado, General Obligation
Limited Tax Bonds, Series 2015, 5.000%, 12/01/24, (Pre-refunded
12/01/22)
12/22 at 100.00 N/R (6) 862,223
500 Elbert and Highway 86 Commercial Metropolitan District, Elbert County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2021A, 3.750%, 12/01/29, 144A
6/26 at 103.00 N/R 440,560
305 Fiddler's Business Improvement District, Colorado, Limited Tax General
Obligation Bonds, Greenwood Village Project, Series 2022, 5.000%,
12/01/32
12/27 at 103.00 N/R 312,872
Foothills Metropolitan District, Fort Collins, Colorado,
Special Revenue Bonds, Series 2014:
3,570 5.250%, 12/01/24 No Opt. Call N/R 3,548,080
1,500 5.750%, 12/01/30 12/24 at 100.00 N/R 1,462,890
2,300 6.000%, 12/01/38 12/24 at 100.00 N/R 2,108,939
Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax
Supported Bonds, Refunding & Improvement Senior Series
2022A:
7,900 5.250%, 12/01/32 12/30 at 102.00 N/R 7,862,001
4,020 5.500%, 12/01/42 12/30 at 102.00 N/R 3,980,845
2,000 Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 N/R 1,671,720

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Grand Junction Dos Rios General Improvement District,
Grand Junction, Mesa County, Colorado, Special Revenue
Bonds, Series 2021:
$ 3,035 4.000%, 12/01/31 12/26 at 103.00 N/R $ 2,666,430
500 4.500%, 12/01/41 12/26 at 103.00 N/R 410,675
1,170 Green Valley Ranch East Metropolitan District 6, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3, 5.250%,
12/01/32
9/25 at 103.00 N/R 1,159,774
950 Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado,
General Obligaiton Bonds, Limited Tax Convertible to Unlimited Tax
Series 2017, 4.500%, 12/01/32, (Pre-refunded 12/01/22)
12/22 at 103.00 N/R (6) 990,004
1,375 Hawthorn Metropolitan District No. 2, Jefferson County, Colorado,
General Obligation, Refunding Series 2017A, 4.500%, 12/01/32
12/22 at 103.00 N/R 1,293,064
1,395 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.000%,
12/01/28
12/24 at 100.00 N/R 1,414,014
Highlands Metropolitan District 1, Broomfield City  and
County, colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2021:
1,300 4.000%, 12/01/31 3/26 at 103.00 N/R 1,135,732
550 5.000%, 12/01/41 3/26 at 103.00 N/R 488,851
500 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2018A,
4.625%, 12/01/27
12/23 at 103.00 N/R 493,280
1,500 Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 12/15/25
12/23 at 100.00 N/R 1,352,895
500 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39
9/24 at 103.00 N/R 485,220
2,500 Lanterns Metropolitan District 2, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A-3, 4.500%,
12/01/50
9/26 at 103.00 N/R 1,878,100
1,160 Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A, 5.000%, 12/01/41
6/26 at 103.00 N/R 1,036,889
700 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.000%, 12/01/39
3/25 at 103.00 N/R 664,832
1,000 Mountain Brook Metropolitan District, Longmont, Boulder County,
Colorado, Limited Tax General Obligation Bonds, Series 2021, 4.500%,
12/01/41
12/26 at 103.00 N/R 816,430
607 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26
12/25 at 100.00 N/R 594,733
1,245 North Park Metropolitan District 1, in the City of Broomfiled, Colorado,
Special Revenue Bonds, Series 2018A-1, 5.375%, 12/01/34
12/23 at 103.00 N/R 1,272,066
North Park Metropolitan District 1, in the City of Broomfiled,
Colorado, Special Revenue Bonds, Series 2018A-2:
5,270 5.125%, 12/01/28 12/23 at 103.00 N/R 5,416,401
1,540 5.500%, 12/01/34 12/23 at 103.00 N/R 1,581,056
2,000 North Range Metropolitan District 3, Adams County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/40
12/25 at 103.00 N/R 1,934,200
435 One Horse Business Improvement District, Lakewood, Colorado, Sales Tax
Sharing Revenue Bonds, Refunding Series 2004, 6.000%, 6/01/24
8/22 at 100.00 N/R 435,352

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019:
$ 3,190 4.000%, 12/01/29 12/24 at 103.00 N/R $ 3,045,812
4,500 5.000%, 12/01/39 12/24 at 103.00 N/R 4,430,520
1,000 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
- NPFG Insured
12/25 at 100.00 Baa2 1,057,790
2,900 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51,
144A
3/26 at 103.00 N/R 2,548,433
2,385 Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported Primary
Improvements Revenue Bonds, Refunding Series 2017A, 4.125%,
12/15/27, 144A
12/26 at 100.00 N/R 2,338,779
525 Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited Tax
General Obligatoin Bonds, Convertible to Unlimited Tax Series 2021A,
3.750%, 12/01/41
9/26 at 103.00 N/R 410,933
440 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28
No Opt. Call A- 490,706
18,965 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R 17,057,121
500 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/36
10/26 at 102.00 N/R 437,820
Red Sky Ranch Metropolitan District, Eagle County,
Colorado, General Obligation Bonds, Refunding &
Improvement Series 2015:
200 4.250%, 12/01/28 12/24 at 100.00 N/R 195,620
335 4.375%, 12/01/30 12/24 at 100.00 N/R 319,436
4,475 Reunion Metropolitan District, Acting By and Through its Water Activity
Enterprise,  Adams County, Colorado, Special Revenue Bonds, Series
2021, 3.625%, 12/01/44
6/26 at 103.00 N/R 3,330,743
Riverwalk Metropolitan District 2, Glendale, Arapahoe
County, Colorado, Special Revenue Bonds, Series 2022A:
1,900 4.500%, 12/01/32 3/27 at 103.00 N/R 1,713,078
8,310 5.000%, 12/01/42 3/27 at 103.00 N/R 7,459,721
496 Serenity Ridge Metropolitan District No. 2, In the City of Aurora, Arapahoe
County, Colorado, General Obligation Bonds, Limited Tax Convertible
to Unlimited Tax, Refunding and Improvement Bonds Series 2018A,
4.500%, 12/01/28, (Pre-refunded 12/01/23)
12/23 at 103.00 N/R (6) 512,646
Siena Lake Metropolitan District, Gypsum, Colorado,
General Obligation Limited Tax Bonds, Series 2021:
790 3.250%, 12/01/31 9/26 at 103.00 N/R 647,942
1,000 3.750%, 12/01/41 9/26 at 103.00 N/R 772,650
2,755 South Maryland Creek Ranch Metropolitan District, Summitt County,
Colorado, Limited Tax General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax Series 2018A, 5.350%, 12/01/33
12/23 at 103.00 N/R 2,756,322
SouthGlenn Metropolitan District, Colorado, Special
Revenue Bonds, Refunding Series 2016:
5,555 3.500%, 12/01/26 8/22 at 103.00 N/R 5,249,475
3,435 5.000%, 12/01/30 8/22 at 103.00 N/R 3,422,703
400 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-1, 3.500%, 12/01/27
No Opt. Call Ba1 375,944

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 3,000 St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017A, 5.125%, 12/01/47
12/22 at 103.00 N/R $ 2,946,960
STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & improvement Series 2019A:
1,250 4.000%, 12/01/29 12/24 at 103.00 N/R 1,188,087
6,000 5.000%, 12/01/38 12/24 at 103.00 N/R 5,881,440
5,095 5.000%, 12/01/49 12/24 at 103.00 N/R 4,806,878
500 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior
Series 2020A, 3.750%, 12/01/40
12/25 at 102.00 N/R 403,140
2,475 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported Revenue Bonds, Senior Series 2017A, 5.000%,
12/01/30
12/22 at 102.00 N/R 2,485,544
Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series
2020:
1,000 5.000%, 12/01/40 12/25 at 103.00 N/R 967,000
2,000 5.125%, 12/01/50 12/25 at 103.00 N/R 1,813,000
Sterling Ranch Metropolitan District 2, El Paso County,
Colorado, General Obligation Bonds, Limited Tax
Convertible Capital Appreciation Series 22:
1,345 5.250%, 12/01/32 6/30 at 102.00 N/R 1,324,865
5,050 5.500%, 12/01/42 6/30 at 102.00 N/R 4,876,129
1,005 Talon Pointe Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Refunding &
Improvement Series 2019A, 5.250%, 12/01/39
12/25 at 103.00 N/R 921,163
825 Third Creek Metropolitan District 1, Commerce City, Colorado, Limited Tax
General Obligation Bonds, Series 2022A-1, 4.500%, 12/01/42, 144A
3/27 at 103.00 N/R 669,983
520 Thompson Crossing Metropolitan District 4, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding & Improvement Series 2019, 3.500%, 12/01/29
9/24 at 103.00 N/R 472,950
1,350 Todd Creek Village Metropolitan District, Colorado, Water Activity
Entrprise Revenue Bonds, Refunding Series 2018A, 5.250%, 12/01/33
12/28 at 100.00 BBB 1,437,507
620 Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2019A, 4.375%, 12/01/30
9/24 at 103.00 N/R 586,167
Transport Metropolitan District 3, In the City of Aurora,
Adams County, Colorado, General Obligation Limited
Bonds, Series 2021A-1:
6,000 5.000%, 12/01/41 3/26 at 103.00 N/R 5,846,400
12,170 5.000%, 12/01/51 3/26 at 103.00 N/R 11,220,862
Velocity Metropolitan District 3, In the City of Aurora,
Colorado, Limited Tax General Obligation Bonds, Series
2019:
10,000 5.125%, 12/01/34 12/23 at 103.00 N/R 10,050,900
630 5.375%, 12/01/39 12/23 at 103.00 N/R 633,761
Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series
2021:
530 5.000%, 12/01/36 3/26 at 103.00 N/R 525,675
2,465 5.000%, 12/01/41 3/26 at 103.00 N/R 2,378,799
12,125 5.000%, 12/01/51 3/26 at 103.00 N/R 10,794,766

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 485 Village Metropolitan District In the Town of Avon, Eagle County, Colorado,
Special Revenue and Limited Property Tax Bonds, Refunding &
Improvement Series 2020, 4.150%, 12/01/30
12/25 at 103.00 N/R $ 467,283
1,625 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 N/R 1,405,235
Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1:
1,065 4.000%, 12/01/31, 144A 9/26 at 103.00 N/R 941,332
8,000 4.000%, 12/01/36, 144A 9/26 at 103.00 N/R 6,717,360
13,365 4.000%, 12/01/41, 144A 9/26 at 103.00 N/R 10,444,480
1,510 Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/39
9/24 at 103.00 N/R 1,454,357
343,381 Total Colorado 321,208,552
Connecticut - 0.6%
8,660 Connecticut Development Authority, Airport Facilities Revenue Bonds,
Learjet Inc., Series 2004, 7.950%, 4/01/26, (AMT)
8/22 at 100.00 Caa1 8,583,186
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1:
1,450 5.000%, 10/01/39, 144A 10/24 at 104.00 BB 1,458,366
13,000 5.000%, 10/01/54, 144A 10/24 at 104.00 BB 12,693,720
500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/30, 144A
1/26 at 102.00 BB+ 514,775
750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020B-1, 3.250%, 1/01/27, 144A
1/23 at 100.00 BB+ 725,588
10,000 Connecticut State, General Obligation Bonds, Securities Industry &
Financial Markets Association Index Series 2015C, 1.300%, 6/15/24,
(UB) (4)
No Opt. Call A 10,183,100
Steel Point Infrastructure Improvement District,
Connecticut, Special Obligation Revenue Bonds,
Steelpointe Harbor Project, Series 2021:
600 4.000%, 4/01/31 4/30 at 100.00 N/R 563,982
910 4.000%, 4/01/36 4/30 at 100.00 N/R 823,659
1,160 4.000%, 4/01/41 4/30 at 100.00 N/R 1,005,836
37,030 Total Connecticut 36,552,212
Delaware - 0.3%
Delaware Economic Development Authority, Delaware,
Revenue Bonds, ASPIRA of Delaware Charter Operations
Inc. DBA Las Americas ASPIRA Academy Project, Series
2022A:
180 4.000%, 6/01/52 6/32 at 100.00 N/R 147,872
185 4.000%, 6/01/57 6/32 at 100.00 N/R 148,682
14,000 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45,
(Mandatory Put 10/01/25)
10/25 at 100.00 BBB- 13,052,760
Delaware Economic Development Authority, Revenue
Bonds, ASPIRA of Delaware Charter Operations, Inc.
Project, Series 2016A:
800 3.250%, 6/01/26 No Opt. Call BB 766,736
1,000 5.000%, 6/01/36 6/26 at 100.00 BB 1,016,250
1,220 Delaware Economic Development Authority, Revenue Bonds, Odyssey
Charter School Inc. Project, Series 2015A, 6.250%, 9/01/25, 144A
3/25 at 100.00 N/R 1,263,835
17,385 Total Delaware 16,396,135

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia - 0.1%
District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A:
$ 550 4.125%, 7/01/27 7/24 at 103.00 N/R $ 534,886
270 5.000%, 7/01/32 7/24 at 103.00 N/R 266,450
District of Columbia, Washington, D.C., Revenue Bonds,
Inspired Teaching Demonstration Public Charter School
Issue, Series 2022:
910 5.000%, 7/01/32 No Opt. Call N/R 954,927
1,500 5.000%, 7/01/42 7/32 at 100.00 N/R 1,526,175
195 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Series 2013A, 5.000%, 7/01/23, (ETM)
No Opt. Call N/R (6) 198,118
665 District of Columbia, Washington, D.C., Revenue Bonds, The Methodist
Home of the District of Columbia, Series 1999, 4.500%, 1/01/25
No Opt. Call N/R 650,170
4,090 Total District of Columbia 4,130,726
Florida - 15.1%
250 A.H. at Turnpike South Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Phase 1 Project, Series
2015, 5.500%, 11/01/25
No Opt. Call N/R 254,270
Abbott Square Community Development District,
Zephyrhills, Florida, Special Assessment Revenue Bonds,
2022 Project Series 2022:
200 4.500%, 6/15/27 No Opt. Call N/R 200,616
200 5.000%, 6/15/32 No Opt. Call N/R 200,782
28,635 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Healthcare Project, Series 2007A, 1.929%,
12/01/37 (3-Month LIBOR*0.67% reference rate + 0.870% spread) (5)
8/22 at 100.00 A3 27,394,245
Amelia Walk Community Development District, Florida,
Special Assessment Bonds, Area 3-A Series 2018A:
375 4.000%, 11/01/24 No Opt. Call N/R 374,569
735 4.750%, 11/01/29 11/28 at 100.00 N/R 742,658
Amelia Walk Community Development District, Florida,
Special Assessment Bonds, Area 3-B Series 2018A:
430 4.375%, 11/01/24, 144A No Opt. Call N/R 431,737
855 4.750%, 11/01/29, 144A No Opt. Call N/R 864,944
475 Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area A-2 Series 2016, 5.500%, 11/01/30
11/26 at 100.00 N/R 474,644
620 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2, 4.625%, 5/01/28
No Opt. Call N/R 621,432
430 Armstrong Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Series 2017A, 4.500%, 11/01/28,
144A
11/27 at 100.00 N/R 432,068
135 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2017, 5.000%, 5/01/28
No Opt. Call N/R 136,354
390 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 2 Project, Series 2017A-1, 5.375%, 5/01/28
No Opt. Call N/R 397,430
Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2021:
120 2.375%, 5/01/26 No Opt. Call N/R 109,721
250 3.000%, 5/01/32 No Opt. Call N/R 209,402
740 3.375%, 5/01/41 5/32 at 100.00 N/R 587,560

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 205 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Phase 1 & 2 Sub-Assessment Area 1 Project, Series
2019, 3.700%, 11/01/29
No Opt. Call N/R $ 194,127
11,640 Ave Maria Stewardship Community District, Florida, Bond Anticipation
Notes, Phase 4 Master Improvements Project, Series 2021, 3.500%,
5/01/26, 144A
5/23 at 100.00 N/R 10,761,529
Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project,
Series 2021:
950 2.600%, 5/01/26 No Opt. Call N/R 876,878
1,355 3.200%, 5/01/31 No Opt. Call N/R 1,158,891
1,000 3.750%, 5/01/41 5/31 at 100.00 N/R 823,860
510 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018, 4.900%,
5/01/29
No Opt. Call N/R 516,967
Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 4
Project, Series 2020:
710 3.800%, 5/01/32, 144A 5/30 at 100.00 N/R 640,136
165 4.300%, 5/01/42, 144A 5/30 at 100.00 N/R 149,733
Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 5
Project, Series 2022:
500 3.000%, 5/01/27, 144A No Opt. Call N/R 454,275
915 3.300%, 5/01/32, 144A No Opt. Call N/R 775,142
2,445 4.000%, 5/01/42, 144A 5/32 at 100.00 N/R 2,125,634
Ave Maria Stewardship Community District, Florida,
Capital Improvement Revenue Bonds, Phase 3 Master
Improvements Project, Series 2021:
1,005 2.250%, 5/01/26, 144A No Opt. Call N/R 909,173
985 2.750%, 5/01/31, 144A No Opt. Call N/R 820,367
Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2022A:
2,175 2.875%, 5/01/27 No Opt. Call N/R 1,972,942
5,080 3.250%, 5/01/32 No Opt. Call N/R 4,299,255
8,500 4.000%, 5/01/42 5/32 at 100.00 N/R 7,397,720
535 Aventura Isles Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2013, 5.250%, 11/01/24
No Opt. Call N/R 545,641
Aviary at Rutland Ranch Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area
2 Project, Series 2021:
100 2.450%, 11/01/26 No Opt. Call N/R 90,164
175 3.100%, 11/01/31 No Opt. Call N/R 147,527
500 3.400%, 11/01/41 11/31 at 100.00 N/R 386,260
295 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2018 Project Series 2018,
4.500%, 11/01/28, 144A
No Opt. Call N/R 296,239
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2021
Project Series 2021:
500 2.375%, 5/01/26, 144A No Opt. Call N/R 456,965
1,000 2.875%, 5/01/31, 144A No Opt. Call N/R 839,760

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022:
$ 1,250 4.125%, 5/01/27 No Opt. Call N/R $ 1,230,038
2,390 4.250%, 5/01/32 No Opt. Call N/R 2,287,851
4,355 5.000%, 5/01/42 5/32 at 100.00 N/R 4,227,486
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018:
100 4.000%, 11/01/24, 144A No Opt. Call N/R 100,044
200 4.500%, 11/01/29, 144A No Opt. Call N/R 200,974
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018:
590 4.000%, 11/01/24, 144A No Opt. Call N/R 590,360
1,165 4.500%, 11/01/29, 144A No Opt. Call N/R 1,167,167
515 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 3A, Series
2020, 3.000%, 5/01/30
No Opt. Call N/R 450,167
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018:
85 4.000%, 11/01/24, 144A No Opt. Call N/R 85,063
170 4.500%, 11/01/29, 144A No Opt. Call N/R 170,801
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Series 2015:
770 4.750%, 11/01/26 11/25 at 100.00 N/R 784,561
1,125 5.000%, 11/01/31 11/25 at 100.00 N/R 1,131,930
540 Ballentrae Hillsborough Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2014, 5.000%,
11/01/28
11/25 at 100.00 N/R 544,579
Balm Grove Community Development District, Florida,
Special Assessment Bonds, 2022 Project, Series 2022:
1,500 3.250%, 11/01/27 No Opt. Call N/R 1,377,630
1,295 3.625%, 11/01/32 No Opt. Call N/R 1,123,697
2,675 4.000%, 11/01/42 11/32 at 100.00 N/R 2,323,425
585 Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2016, 4.500%,
11/01/25
No Opt. Call N/R 589,633
Bannon Lakes Community Development District, Saint
Johns County, Florida, Special Assessment Revenue Bonds,
Series 2021:
200 3.000%, 5/01/31, 144A No Opt. Call N/R 170,380
700 3.500%, 5/01/41, 144A 5/31 at 100.00 N/R 557,298
535 Banyan Cay Community Development District, West Palm Beach, Florida,
Special Assessment Bonds, 2020-1, 2.750%, 11/01/25
No Opt. Call N/R 500,054
275 Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2016, 3.625%, 9/01/26
9/23 at 100.00 BBB 275,371
Bay Laurel Center Community Development District,
Marion County, Florida, Special Assessment Bonds,
Refunding Indigo Series 2016:
45 3.500%, 5/01/23 No Opt. Call N/R 44,702
45 3.750%, 5/01/24 No Opt. Call N/R 44,502
30 3.750%, 5/01/25 No Opt. Call N/R 29,436

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Beaumont Communit Development District 1, City of
Wildwood, Florida, Special Assessment Bonds, Series 2019
A-1:
$ 300 4.250%, 11/01/24, 144A No Opt. Call N/R $ 300,336
600 4.750%, 11/01/29, 144A No Opt. Call N/R 603,378
90 Beaumont Communit Development District 1, City of Wildwood, Florida,
Special Assessment Bonds, Series 2019 A-2, 5.625%, 11/01/32, 144A
No Opt. Call N/R 89,593
480 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2013, 6.000%, 11/01/27
No Opt. Call BBB 515,246
490 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2016, 3.750%, 11/01/31
11/26 at 100.00 BBB 462,041
Bellalago Educational Facilities Benefit District, Florida,
Capital Improvement Bonds, Refunding Series 2014:
1,125 3.875%, 5/01/24 No Opt. Call A2 1,154,531
1,165 4.000%, 5/01/25 5/24 at 100.00 A2 1,203,352
1,220 4.125%, 5/01/26 5/24 at 100.00 A2 1,260,138
1,070 4.250%, 5/01/27 5/24 at 100.00 A2 1,105,952
640 Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2016A, 4.750%, 11/01/27
No Opt. Call N/R 649,824
Belmont II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2020
Aessessment Area, Series 2020:
230 2.500%, 12/15/25 No Opt. Call N/R 215,480
200 3.125%, 12/15/30 No Opt. Call N/R 173,558
Berry Bay Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1, Series 2021:
405 2.625%, 5/01/26 No Opt. Call N/R 372,908
645 3.125%, 5/01/31 No Opt. Call N/R 551,107
1,955 3.625%, 5/01/41 5/31 at 100.00 N/R 1,566,835
350 Black Creek Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, 2020 Project Series 2020, 3.750%,
6/15/40
6/30 at 100.00 N/R 292,834
Black Creek Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Project 2020
Series 2022:
250 4.800%, 6/15/27 No Opt. Call N/R 251,192
250 5.125%, 6/15/32 No Opt. Call N/R 249,028
1,010 Blue Lake Community Development District, Lee County, Florida, Special
Assessment Bonds, 2019 Project Series 2019, 4.000%, 6/15/32
6/29 at 100.00 N/R 960,096
Boggy Branch Community Development District,
Jacksonville, Florida, Special Assessment Revenue Bonds,
Phase 1 Series 2021:
455 3.000%, 5/01/31 No Opt. Call N/R 384,830
1,170 3.500%, 5/01/41 5/31 at 100.00 N/R 924,195
1,100 Botaniko Community Development District, Weston, Florida, Special
Assessment Bonds, Series 2020, 3.625%, 5/01/40
5/30 at 100.00 N/R 902,506
Bridgewater North Community Development District, Saint
Johns County, Florida, Capital Improvement Revenue
Bonds, Series 2022:
400 3.125%, 5/01/27, 144A No Opt. Call N/R 368,336
500 3.500%, 5/01/32, 144A No Opt. Call N/R 431,325
1,200 4.000%, 5/01/42, 144A 5/32 at 100.00 N/R 1,044,624

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Brightwater Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1
Project, Series 2021:
$ 425 2.375%, 5/01/26 No Opt. Call N/R $ 386,826
405 2.850%, 5/01/31 No Opt. Call N/R 341,848
1,050 3.150%, 5/01/41 5/31 at 100.00 N/R 799,922
630 Brookstone Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Series 2018, 4.625%, 11/01/28,
144A
No Opt. Call N/R 627,537
250 Bullfrog Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017, 4.750%, 11/01/28
11/27 at 100.00 N/R 252,530
5,000 Canaveral Port Authority, Florida, Port Improvement Revenue Refunding
Bonds, Series 2018B, 5.000%, 6/01/48
6/28 at 100.00 N/R 5,233,500
Cape Coral Health Facilities Authority, Florida, Senior
Housing Revenue Bonds, Gulf Care Inc. Project, Series
2015:
550 4.500%, 7/01/22, 144A No Opt. Call N/R 550,000
1,230 4.750%, 7/01/24, 144A No Opt. Call N/R 1,221,021
Capital Projects Finance Authority, Florida, Student
Housing Revenue Bonds, Capital Projects Loan Program,
Refunding Series 2020A-1:
1,500 5.000%, 10/01/33 10/30 at 100.00 Baa3 1,538,580
3,750 5.000%, 10/01/34 10/30 at 100.00 Baa3 3,835,950
Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020:
370 4.000%, 12/15/23, 144A No Opt. Call N/R 371,332
380 4.000%, 12/15/24, 144A No Opt. Call N/R 380,429
300 4.000%, 12/15/25, 144A No Opt. Call N/R 298,848
355 5.000%, 12/15/26, 144A 7/26 at 100.00 N/R 363,829
330 5.000%, 12/15/27, 144A 7/26 at 100.00 N/R 336,986
350 5.000%, 12/15/28, 144A 7/26 at 100.00 N/R 356,244
365 5.000%, 12/15/29, 144A 7/26 at 100.00 N/R 370,037
510 5.000%, 12/15/30, 144A 7/26 at 100.00 N/R 514,616
Capital Trust Agency, Florida, Educational Facilities
Revenue Bonds, AcadeMir Charter Schools, Series 2021A:
220 3.000%, 7/01/31, 144A No Opt. Call Ba2 183,344
165 4.000%, 7/01/41, 144A 7/31 at 100.00 Ba2 133,374
Capital Trust Agency, Florida, Educational Facilities
Revenue Bonds, AcadeMir Charter Schools, Series
2021A-2:
500 2.500%, 7/01/31, 144A No Opt. Call N/R 399,040
750 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R 606,248
Capital Trust Agency, Florida, Educational Facilities
Revenue Bonds, Imagine School at Land O'Lakes Project,
Series 2020A:
425 3.000%, 12/15/29, 144A No Opt. Call Ba1 385,042
645 5.000%, 12/15/39, 144A 12/30 at 100.00 Ba1 640,530
235 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021A, 3.250%, 6/01/31, 144A
No Opt. Call N/R 201,898
235 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021C, 5.000%, 6/01/41, 144A
6/31 at 100.00 N/R 220,757
3,245 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Legends Academy, Series 2021A, 5.000%, 12/01/45, 144A
12/28 at 100.00 N/R 2,747,736

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018:
$ 900 5.900%, 8/15/28, 144A No Opt. Call N/R $ 927,648
515 6.100%, 8/15/38, 144A 8/28 at 100.00 N/R 529,204
Capital Trust Agency, Florida, Revenue Bonds, Educational
Growth Fund, LLC, Charter School Portfolio Projects, Series
2021A-1:
4,540 3.375%, 7/01/31, 144A No Opt. Call N/R 3,950,980
11,685 5.000%, 7/01/56, 144A 7/31 at 100.00 N/R 10,824,283
1,615 Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School
Project, Series 2017A, 4.750%, 7/01/27, 144A
No Opt. Call Ba1 1,639,613
Capital Trust Agency, Florida, Revenue Bonds, Provision
CARES Proton Therapy Center, Orlando Project, Series
2018:
5,064 0.000%, 6/01/28, 144A (7) No Opt. Call N/R 1,063,440
10,556 0.000%, 6/01/33, 144A (7) 6/28 at 100.00 N/R 2,216,704
1,450 7.500%, 6/01/48, 144A (7) 6/28 at 100.00 N/R 304,492
1,320 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School
Project, Series 2017A, 4.375%, 6/15/27, 144A
No Opt. Call N/R 1,314,522
1,795 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School
Project, Series 2019A, 4.000%, 6/15/29, 144A
6/26 at 100.00 N/R 1,741,922
570 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A, 4.000%, 10/15/29, 144A
10/27 at 100.00 Ba2 553,823
450 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 4.000%, 10/15/29, 144A
10/27 at 100.00 Ba2 437,229
Capital Trust Agency, Florida, Senior Living Facilities
Revenue Bonds, Elim Senior Housing, Inc. Project, Series
2017:
1,645 5.000%, 8/01/27, 144A 8/24 at 103.00 N/R 1,465,711
490 5.375%, 8/01/32, 144A 8/24 at 103.00 N/R 400,085
745 Carlton Lakes Community Developement District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2015, 5.125%,
11/01/29
11/26 at 100.00 N/R 755,810
Celebration Community Development District, Florida,
Special Assessment Bonds, Assessment Area 1, Series
2021:
130 2.250%, 5/01/26 No Opt. Call N/R 117,664
240 2.750%, 5/01/31 No Opt. Call N/R 200,086
Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue
Bonds, Series 2014:
360 4.750%, 5/01/24 No Opt. Call N/R 366,322
2,940 5.000%, 5/01/34 5/24 at 100.00 N/R 2,961,139
2,630 5.125%, 5/01/45 5/24 at 100.00 N/R 2,638,179
1,330 Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2017, 5.000%,
5/01/32, 144A
5/27 at 100.00 N/R 1,342,196
Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue
Bonds, Series 2021:
500 2.375%, 5/01/26 No Opt. Call N/R 454,505
1,215 3.000%, 5/01/31 No Opt. Call N/R 1,026,481
3,460 3.375%, 5/01/41 5/31 at 100.00 N/R 2,674,407

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Centre Lake Community Development District, Miami
Lakes, Florida, Special Assessment Bonds, Series 2016:
$ 375 4.125%, 12/15/27 12/26 at 100.00 N/R $ 373,493
500 4.500%, 12/15/32 12/26 at 100.00 N/R 490,365
Centre Lake Community Development District, Miami
Lakes, Florida, Special Assessment Bonds, Series 2021:
230 2.750%, 5/01/26, 144A No Opt. Call N/R 215,135
250 2.750%, 5/01/29, 144A No Opt. Call N/R 217,985
255 3.000%, 5/01/42, 144A 5/31 at 100.00 N/R 186,002
Chaparral of Palm Bay Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1 Project, Series 2020A-1:
270 3.000%, 5/01/25 No Opt. Call N/R 260,045
625 3.250%, 5/01/31 5/30 at 100.00 N/R 542,038
Chapel Creek Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021 Project,
Series 2021:
175 2.500%, 5/01/26, 144A No Opt. Call N/R 160,704
900 3.375%, 5/01/41, 144A 5/31 at 100.00 N/R 712,458
Charlotte County Industrial Development Authority,
Florida, Utility System Revenue Bonds, Town & Country
Utilities Project, Series 2019:
2,175 5.000%, 10/01/29, (AMT), 144A 10/27 at 100.00 N/R 2,181,851
2,500 5.000%, 10/01/34, (AMT), 144A 10/27 at 100.00 N/R 2,453,625
1,250 Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2021A, 4.000%,
10/01/41, (AMT), 144A
10/31 at 100.00 N/R 1,005,388
300 Coco Palms Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Expansion Area Project, Series 2019,
4.000%, 6/15/29, 144A
No Opt. Call N/R 294,285
Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series
2013A:
835 4.500%, 6/01/23 No Opt. Call BBB- 846,531
500 5.250%, 6/01/28 6/23 at 100.00 BBB- 508,340
1,000 5.625%, 6/01/33 6/23 at 100.00 BBB- 1,018,470
5,000 6.125%, 6/01/43 6/23 at 100.00 BBB- 5,105,850
4,710 Collier County Industrial Development Authority, Florida, Continuing Care
Community Revenue Bonds, Arlington of Naples Project, Series 2014A,
0.000%, 5/15/24, 144A (7)
No Opt. Call N/R 3,014,400
665 Collier County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Gulf Coast Charter Academy South Project,
Series 2017A, 4.100%, 12/01/27, 144A
No Opt. Call N/R 651,088
275 Concord Station Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2016A-2, 4.125%, 5/01/26
No Opt. Call N/R 274,840
100 Connerton West Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2 Phase 2, 4.625%, 5/01/28
No Opt. Call N/R 100,235
Copper Creek Community Development District, Port Saint
Lucie, Florida, Special Assessment Bonds, Series 2019:
135 3.875%, 11/01/24, 144A No Opt. Call N/R 133,302
270 4.000%, 11/01/29, 144A No Opt. Call N/R 262,791

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Coral Keys Homes Community Development District,
Miami-Dade County, Florida, Special Assessment Revenue
Bonds, Series 2020:
$ 155 2.750%, 5/01/25 No Opt. Call N/R $ 147,918
165 3.125%, 5/01/30 No Opt. Call N/R 144,819
1,000 Cordoba Ranch Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Refunding Series 2021,
3.000%, 5/01/37
5/31 at 100.00 N/R 782,220
1,555 Corkscrew Farms Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016, 4.250%,
11/01/27
No Opt. Call N/R 1,529,467
Corkscrew Farms Community Development District, Lee
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2017:
335 3.750%, 11/01/23, 144A No Opt. Call N/R 331,131
710 4.500%, 11/01/28, 144A No Opt. Call N/R 701,501
Creek Preserve Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2019:
465 3.875%, 11/01/24, 144A No Opt. Call N/R 459,894
1,200 4.250%, 11/01/30, 144A 11/29 at 100.00 N/R 1,162,020
525 Creekside at Twin Creeks Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016A-1, 4.625%,
11/01/27
No Opt. Call N/R 528,895
Creekview Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Phase 1
Project Series 2022:
735 3.875%, 5/01/27 No Opt. Call N/R 700,484
1,000 4.250%, 5/01/32 No Opt. Call N/R 952,740
2,455 4.625%, 5/01/42 5/32 at 100.00 N/R 2,294,443
Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018:
405 4.375%, 11/01/24, 144A No Opt. Call N/R 406,612
795 4.750%, 11/01/29, 144A No Opt. Call N/R 805,979
Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2022:
500 3.400%, 5/01/27 No Opt. Call N/R 471,675
1,000 3.750%, 5/01/32 No Opt. Call N/R 898,300
Crossings at Fleming Island Community Development
District, Florida, Special Assessment Revenue Bonds,
Refunding Senior Lien Series 2014A-1:
800 4.000%, 5/01/24 No Opt. Call BBB 803,240
6,355 4.500%, 5/01/30 5/24 at 100.00 BBB 6,186,592
Crystal Cay Community Development District, Florida,
Special Assessment Bonds, 2021 Project, Series 2021:
180 2.250%, 5/01/26 No Opt. Call N/R 162,171
325 2.700%, 5/01/31 No Opt. Call N/R 268,378
855 3.050%, 5/01/41 5/31 at 100.00 N/R 634,205
2,095 Currents Community Development District, Collier County, Florida, Capital
Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41, 144A
No Opt. Call N/R 1,888,140
Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bpnds, Series
2020A:
680 3.000%, 5/01/25, 144A No Opt. Call N/R 651,032
1,290 3.500%, 5/01/30, 144A No Opt. Call N/R 1,154,253
360 4.000%, 5/01/40, 144A 5/31 at 100.00 N/R 318,640

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Cypress Park Estates Community Development District,
Florida, Special Assessment Revenue Bonds, Assessment
Area 1 Project, Series 2020:
$ 235 2.625%, 5/01/25, 144A No Opt. Call N/R $ 224,093
295 3.250%, 5/01/30, 144A No Opt. Call N/R 265,816
560 Cypress Park Estates Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Project, Series 2020,
4.000%, 5/01/40, 144A
5/32 at 100.00 N/R 495,040
Cypress Preserve Community Development District, Pasco
County, Florida, Special Assessment Bonds, Assessment
Area 2, Series 2019:
955 3.750%, 11/01/31 11/29 at 100.00 N/R 864,227
1,670 4.000%, 11/01/39 11/29 at 100.00 N/R 1,485,248
Downden West Community Development District, Florida,
Revenue Bonds Series 2018:
100 4.350%, 5/01/23, 144A No Opt. Call N/R 100,195
720 4.850%, 5/01/29, 144A No Opt. Call N/R 728,935
1,160 Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Assessment Area 2, Series 2018, 4.250%, 12/15/28,
144A
No Opt. Call N/R 1,151,370
2,535 Durbin Crossing Community Development District, Florida, Special
Assessment Bonds, Senior Refunding Series 2017A-1, 5.000%, 5/01/32
- AGM Insured
5/27 at 100.00 AA 2,788,373
Eagle Pointe Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2020 Project
Assessment Area Series 2020:
230 3.000%, 5/01/25, 144A No Opt. Call N/R 221,803
575 3.625%, 5/01/31, 144A 5/30 at 100.00 N/R 517,845
East 547 Community Development District, Florida, Special
Assessment Bonds, Area 1 Series 2021:
130 2.500%, 5/01/26 No Opt. Call N/R 118,954
245 3.000%, 5/01/31 No Opt. Call N/R 208,269
650 3.300%, 5/01/41 5/31 at 100.00 N/R 507,286
345 East Bonita Beach Road Community Development District, Bonita Springs,
Florida, Special Assessment Bonds, Area 1 Series 2018, 4.375%,
11/01/29, 144A
11/28 at 100.00 N/R 343,178
East Homestead Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019:
160 3.750%, 11/01/24 No Opt. Call N/R 157,829
280 4.125%, 11/01/29 No Opt. Call N/R 274,607
East Nassau Stewardship District, Florida, Special
Assessment Revenue Bonds, Series 2018:
180 4.250%, 5/01/24 No Opt. Call N/R 180,408
525 4.600%, 5/01/29 No Opt. Call N/R 528,187
East Nassau Stewardship District, Florida, Special
Assessment Revenue Bonds, Series 2021:
390 2.400%, 5/01/26 No Opt. Call N/R 355,364
500 3.000%, 5/01/31 No Opt. Call N/R 421,710
1,270 3.500%, 5/01/41 5/31 at 100.00 N/R 996,442
Eden Hills Community Development District, Lake Alfred,
Florida, Special Assessment Revenue Bonds, Phase 1
Series 2020:
85 2.750%, 5/01/25 No Opt. Call N/R 80,727
110 3.250%, 5/01/30 No Opt. Call N/R 96,366

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2021:
$ 425 2.500%, 5/01/26 No Opt. Call N/R $ 392,122
800 3.100%, 5/01/31 No Opt. Call N/R 688,720
2,000 3.600%, 5/01/41 5/31 at 100.00 N/R 1,637,900
Entrada Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021:
270 2.125%, 5/01/26, 144A No Opt. Call N/R 246,181
370 2.625%, 5/01/31, 144A No Opt. Call N/R 309,523
Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2018A-1:
465 4.500%, 11/01/23, 144A No Opt. Call N/R 467,079
1,690 5.000%, 11/01/29, 144A No Opt. Call N/R 1,708,725
185 Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2018A-2,
5.600%, 11/01/29, 144A
No Opt. Call N/R 189,150
Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2021:
400 3.000%, 5/01/31 No Opt. Call N/R 336,528
800 3.500%, 5/01/41 5/31 at 100.00 N/R 637,424
Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2021A:
380 2.450%, 11/01/26, 144A No Opt. Call N/R 342,623
660 3.100%, 11/01/31, 144A No Opt. Call N/R 556,684
1,810 3.400%, 11/01/41, 144A 11/31 at 100.00 N/R 1,412,669
565 Epperson Ranch Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/28
11/27 at 100.00 N/R 565,548
Epperson Ranch II Community Development District,
Florida, Capital Improvement Revenue Bonds, Series
2018A-1:
215 4.250%, 5/01/24, 144A No Opt. Call N/R 214,701
95 5.500%, 11/01/29, 144A No Opt. Call N/R 96,197
280 5.000%, 5/01/30, 144A 5/29 at 100.00 N/R 277,055
735 ESCROW MCLEOD USA, 6.500%, 3/04/26 (7) No Opt. Call N/R 14,700
1,000 Esplanade Lake Club Community Development District, Lee County,
Florida, Capital Improvement Bonds, Series 2019A-1, 3.625%, 11/01/30
11/29 at 100.00 N/R 901,950
300 Esplanade Lake Club Community Development District, Lee County,
Florida, Capital Improvement Bonds, Series 2019A-2, 3.625%, 11/01/30
11/29 at 100.00 N/R 270,585
680 Estancia at Wiregrass Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2013, 6.375%,
11/01/26
No Opt. Call N/R 711,736
Evergreen Community Development District, Florida,
Special Assessment Bonds, Series 2019:
210 4.125%, 11/01/24, 144A No Opt. Call N/R 209,345
500 4.250%, 11/01/29, 144A No Opt. Call N/R 492,550
350 Finley Woods Community Development District, Florida, Capital
Improvement Bonds, Series 2020, 4.000%, 5/01/40
5/30 at 100.00 N/R 309,519
300 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2017A,
5.000%, 6/15/27, 144A
6/26 at 100.00 N/R 295,353

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 245 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2018A,
5.000%, 6/15/28, 144A
6/26 at 100.00 N/R $ 239,943
1,630 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Creative Inspiration Journey School of St. Cloud, Series 2021A,
5.000%, 6/15/31, 144A
6/29 at 102.00 N/R 1,641,117
700 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series
2014A, 5.750%, 7/01/24
No Opt. Call N/R 707,553
770 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series
2017A, 5.000%, 7/01/27, 144A
No Opt. Call N/R 769,322
4,040 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Upper School Project, Series 2017C,
5.150%, 7/01/27, 144A
No Opt. Call N/R 4,112,478
600 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Dreamers Academy Project, Taxable Series 2022B, 5.250%,
1/15/28, 144A
No Opt. Call N/R 557,700
2,800 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Florida Charter Foundation Inc. Projects, Series 2016A, 4.000%,
7/15/26, 144A
No Opt. Call N/R 2,748,900
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Global Outreach Charter
Academy, Series 2021A:
625 4.000%, 6/30/36, 144A 6/28 at 100.00 Ba2 544,325
765 4.000%, 6/30/41, 144A 6/28 at 100.00 Ba2 636,380
930 4.000%, 6/30/46, 144A 6/28 at 100.00 Ba2 738,039
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Innovation Montessori Ocoee
Projects, Taxable Series 2022A:
1,370 5.000%, 7/01/32, 144A No Opt. Call N/R 1,321,954
3,135 5.375%, 7/01/42, 144A 7/32 at 100.00 N/R 2,960,788
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Miami Arts Charter School
Projects, Series 2014:
430 5.000%, 6/15/24, 144A No Opt. Call N/R 419,061
3,750 5.625%, 6/15/29, 144A 6/24 at 100.00 N/R 3,497,325
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School
Income Projects, Series 2015A:
1,315 5.000%, 6/15/25, 144A No Opt. Call N/R 1,333,883
4,900 6.125%, 6/15/46, 144A 6/25 at 100.00 N/R 5,073,411
500 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 8.500%,
6/15/44, (Pre-refunded 6/15/23)
6/23 at 100.00 N/R (6) 531,130
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A:
1,750 5.750%, 6/15/29 6/24 at 100.00 N/R 1,801,398
1,510 6.000%, 6/15/34 6/24 at 100.00 N/R 1,555,919
470 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 4.000%,
9/15/30, 144A
9/27 at 100.00 N/R 455,270

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,470 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation Inc. Projects, Series
2016A, 5.125%, 6/15/26, 144A
No Opt. Call N/R $ 1,502,443
103,955 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 102,493,725
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA
Passenger Rail Project, Series 2019A:
28,220 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 8/22 at 102.00 N/R 27,944,573
57,595 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 8/22 at 103.00 N/R 56,185,074
57,735 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 8/22 at 103.00 N/R 55,293,964
22,600 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2021A-1, 6.750%, 12/01/56,
(AMT), (Mandatory Put 8/15/23), 144A
7/22 at 100.00 N/R 22,345,298
Florida Development Finance Corporation, Senior Living
Revenue Bonds, Glenridge on Palmer Ranch Project,
Refunding Series 2021:
275 5.000%, 6/01/31 6/28 at 103.00 N/R 258,390
225 5.000%, 6/01/35 6/28 at 103.00 N/R 204,408
6,900 Florida Higher Educational Facilities Financing Authority, Revenue Bonds,
Jacksonville University Project, Series 2018A-1, 4.500%, 6/01/33, 144A
6/28 at 100.00 N/R 6,660,087
695 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2015-1, 3.750%, 7/01/35
1/25 at 100.00 Aaa 688,550
715 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Phase 5 Project, Series 2016, 4.350%,
11/01/27
11/26 at 100.00 N/R 716,544
740 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2013, 6.000%, 11/01/27
11/24 at 100.00 N/R 763,443
320 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call N/R 320,899
525 Forest Brooke Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017, 4.500%, 12/15/27
No Opt. Call N/R 528,166
120 Gateway Services Community Development District, Fort Myers Lee
County, Florida, Special Assessment Bonds, Refunding Series 2013,
5.250%, 5/01/23
No Opt. Call N/R 121,607
70 Glen St Johns Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38
8/22 at 100.00 N/R 70,034
Gracewater Sarasota Community Development District,
Sarasota County, Florida, Capital Improvement Revenue
Bonds, Series 2021:
470 2.400%, 5/01/26, 144A No Opt. Call N/R 429,039
665 2.950%, 5/01/31, 144A No Opt. Call N/R 565,257
685 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment
Area Project, Series 2016, 4.250%, 5/01/26
No Opt. Call N/R 687,069
865 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Phase 1 Project, Series 2014A-1, 5.250%, 5/01/28
5/24 at 100.00 N/R 876,167
1,125 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Project, Refunding Series 2014A-2, 5.875%, 5/01/28
5/24 at 100.00 N/R 1,149,907

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment
Area 3, Series 2021:
$ 200 2.625%, 11/01/26, 144A No Opt. Call N/R $ 182,258
220 3.200%, 11/01/31, 144A No Opt. Call N/R 186,554
560 3.500%, 11/01/41, 144A 11/31 at 100.00 N/R 441,235
Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A:
280 3.750%, 11/01/24 No Opt. Call N/R 275,758
550 4.125%, 11/01/29 No Opt. Call N/R 537,724
700 Grove Resort Community Development District, Orange County, Florida,
Special Assessment Revenue Bonds, Series 2017A, 5.000%, 11/01/28
No Opt. Call N/R 709,947
110 Gulfstream Polo Community Development District, Palm Beach County,
Florida, Special Assessment Bonds, Phase 1 Project, Series 2017,
4.000%, 11/01/27
No Opt. Call N/R 108,696
270 Hacienda Lakes Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2016, 4.500%, 5/01/36
5/26 at 100.00 N/R 260,488
Hammock Reserve Community Development District,
Haines City, Florida, Special Assessment Revenue Bonds,
Area 2 Project, Series 2021:
160 2.375%, 5/01/26 No Opt. Call N/R 145,254
205 3.000%, 5/01/31 No Opt. Call N/R 172,348
520 3.375%, 5/01/41 5/31 at 100.00 N/R 402,787
Hammock Reserve Community Development District,
Haines City, Florida, Special Assessment Revenue Bonds,
Area 3 Project, Series 2022:
540 4.200%, 5/01/27, 144A No Opt. Call N/R 527,753
535 4.400%, 5/01/32, 144A No Opt. Call N/R 513,097
1,500 4.700%, 5/01/42, 144A 5/32 at 100.00 N/R 1,414,875
2,195 Harmony Community Development District, Florida, Capital Improvement
Revenue Bonds, Special Assessment, Refunding Series 2014, 5.000%,
5/01/25
5/24 at 100.00 N/R 2,212,692
Harmony West Community Development District, Osceloa
County, Florida, Special Asssessment Revenue Bonds,
Assessment Area 1, Series 2018:
145 4.125%, 5/01/24, 144A No Opt. Call N/R 145,374
425 4.750%, 5/01/29, 144A No Opt. Call N/R 428,319
485 Hawkstone Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 1, Series 2019, 3.500%, 11/01/30
11/29 at 100.00 N/R 438,944
150 Hawkstone Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 2, Series 2019, 3.625%, 11/01/30
11/29 at 100.00 N/R 137,259
1,740 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2017, 4.000%, 1/01/28
1/27 at 100.00 N/R 1,714,492
655 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2018, 4.500%, 1/01/28
No Opt. Call N/R 658,530
165 Hemingway Point Community Development District, Florida, Special
Assessment Bonds, Phase 2 Project, Series 2014, 4.625%, 11/01/24
No Opt. Call N/R 166,072
695 Heritage Harbour North Community Development District, Florida, Capital
Improvement Revenue Bond, Refunding Series 2017A-1, 5.000%,
5/01/27 - AGM Insured
No Opt. Call AA 763,708
25 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area Three, Series 2019A-2,
5.375%, 11/01/29, 144A
No Opt. Call N/R 25,074

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Hidden Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2019A-1:
$ 230 4.125%, 11/01/24, 144A No Opt. Call N/R $ 230,545
450 4.500%, 11/01/29, 144A No Opt. Call N/R 450,198
Hidden Creek North Community Development District,
Florida, Special Assessment Bonds, 2019 Project, Series
2019A-1:
360 3.500%, 11/01/24 No Opt. Call N/R 354,856
845 4.000%, 11/01/30 11/29 at 100.00 N/R 804,600
Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment
Revenue Bonds, Assessment Area 7/7A Project, Series
2019:
245 3.875%, 11/01/31 11/29 at 100.00 N/R 224,239
40 4.200%, 11/01/39 11/29 at 100.00 N/R 36,491
Highland Meadows West Community Development
District, Haines City, Florida, Special Assessment Bonds,
Area 2 Project, Series 2020A:
210 3.250%, 5/01/31 5/30 at 100.00 N/R 183,269
420 3.625%, 5/01/40 5/30 at 100.00 N/R 347,101
150 Highland Meadows West Community Development District, Haines
City, Florida, Special Assessment Bonds, Area 3 Project, Series 2020A,
3.625%, 5/01/40
5/30 at 100.00 N/R 123,964
Highland Meadows West Community Development
District, Haines City, Florida, Special Assessment Bonds,
Series 2019:
180 4.000%, 11/01/24, 144A No Opt. Call N/R 180,203
540 4.125%, 11/01/29, 144A No Opt. Call N/R 533,585
Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment
Area 4 Project, Series 2018:
80 4.250%, 6/15/24, 144A No Opt. Call N/R 80,201
245 4.750%, 6/15/29, 144A No Opt. Call N/R 247,398
225 Hunter's Ridge Community Development District 1, Flagler County,
Florida, Special Assessment Bonds, Assessment Area 1, Series 2019,
4.250%, 11/01/29, 144A
No Opt. Call N/R 221,854
48 Islands at Doral III Community Development District, Doral, Florida,
Special Assessment Bonds, Expanded Area Project, Series 2014,
4.750%, 5/01/25
5/24 at 100.00 N/R 48,397
485 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2015, 4.375%,
11/01/25
No Opt. Call N/R 486,741
270 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2017, 4.000%,
11/01/27
No Opt. Call N/R 266,169
115 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014, 4.750%,
11/01/24
No Opt. Call N/R 115,459
Kindred Community Development District II, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2021:
165 2.200%, 5/01/26 No Opt. Call N/R 150,188
235 2.700%, 5/01/31 No Opt. Call N/R 196,622
300 Kindred Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2016, 4.000%, 5/01/26
No Opt. Call N/R 299,067

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 455 Kindred Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2017, 4.000%, 5/01/27
No Opt. Call N/R $ 452,948
Kingman Gate Community Development District,
Homestead, Florida, Special Assessment Bonds, Project
2021 Series 2021:
160 2.500%, 6/15/26 No Opt. Call N/R 147,152
250 3.125%, 6/15/31 No Opt. Call N/R 214,960
750 3.600%, 6/15/41 6/31 at 100.00 N/R 611,092
725 Lake Ashton Community Development District, Polk County, Florida,
Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/25
No Opt. Call N/R 734,178
3,000 Lake County, Florida Retirement Facility Revenue Bonds, Lakeside at
Waterman Village Project, Series 2020A, 5.500%, 8/15/40
8/27 at 103.00 N/R 2,822,850
2,430 Lake County, Florida Retirement Facility Revenue Bonds, Lakeside at
Waterman Village Project, Series 2020B-2, 3.750%, 8/15/27
8/22 at 100.00 N/R 2,343,200
Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A:
450 5.000%, 1/15/29, 144A No Opt. Call N/R 464,665
550 5.000%, 1/15/39, 144A 7/29 at 100.00 N/R 542,685
25 Lake Powell Residential Golf Community Development District, Bay
County, FLorida, Special ASsessment Revenue Refunding Bonds, Series
2012, 5.250%, 11/01/22
No Opt. Call N/R 25,126
1,280 Lakes by the Bay South Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2014, 5.125%, 5/01/24
No Opt. Call N/R 1,299,597
350 Lakeside Community Development District, Pasco County, Florida, Capital
Improvement Revenue Bonds, Series 2015, 4.750%, 5/01/25
No Opt. Call N/R 352,527
Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2018:
95 4.000%, 5/01/23 No Opt. Call N/R 94,880
550 4.600%, 5/01/28 No Opt. Call N/R 552,789
Lakeside Preserve Community Development District,
Lakeland, Florida, Special Assessment Bonds, Series 2019:
50 3.875%, 5/01/24 No Opt. Call N/R 49,544
145 4.250%, 5/01/29 No Opt. Call N/R 143,301
Lakewood Park Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1,
Series 2021:
130 2.625%, 5/01/26 No Opt. Call N/R 119,394
120 3.200%, 5/01/31 No Opt. Call N/R 101,928
325 3.625%, 5/01/41 5/31 at 100.00 N/R 258,567
515 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Del Webb Project, Series 2017, 4.300%, 5/01/27, 144A
No Opt. Call N/R 516,473
275 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Isles Lakewood Ranch Project, Series 2019, 3.875%,
5/01/29
No Opt. Call N/R 263,202
Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Lakewood Centre North
Project, Series 2015:
245 4.250%, 5/01/25 No Opt. Call N/R 246,036
665 4.875%, 5/01/35 5/25 at 100.00 N/R 665,180
1,095 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Lakewood Ranch South Project, Series 2016, 4.250%,
5/01/26
No Opt. Call N/R 1,098,186

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 535 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Northeast Sector Project, Phase 1A, Series 2018,
4.250%, 5/01/28
No Opt. Call N/R $ 532,956
Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Star Farms at Lakewood
Ranch Project, Series 2021:
185 2.300%, 5/01/26, 144A No Opt. Call N/R 169,625
210 2.700%, 5/01/31, 144A No Opt. Call N/R 179,121
560 Landings at Miami Coummunity Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2018, 4.125%,
11/01/28, 144A
No Opt. Call N/R 552,513
Lee County Industrial Development Authority, Florida,
Charter School Revenue Bonds, Lee County Community
Charter Schools, Series 2007A:
3,625 5.250%, 6/15/27 8/22 at 100.00 BB- 3,626,849
5,000 5.375%, 6/15/37 8/22 at 100.00 BB- 5,000,900
3,450 Lee County Industrial Development Authority, Florida, Healthcare Facilities
Revenue Bonds, Cypress Cove at HealthPark Florida, Inc. Project Temps-
50,Series 2022B-2, 3.250%, 10/01/26
10/23 at 100.00 N/R 3,363,025
1,710 Lee County Industrial Development Authority, Florida, Healthcare Facilities
Revenue Bonds, Cypress Cove at HealthPark Florida, Inc. Project Temps-
80,Series 2022B-1, 3.750%, 10/01/27
10/23 at 100.00 N/R 1,658,392
Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project,
Series 2017A:
325 5.000%, 12/01/27, 144A 12/22 at 105.00 N/R 302,634
210 5.375%, 12/01/32, 144A 12/22 at 105.00 N/R 185,770
Leomas Landing Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2021:
115 2.400%, 5/01/26 No Opt. Call N/R 104,736
165 2.950%, 5/01/31 No Opt. Call N/R 139,174
415 3.350%, 5/01/41 5/31 at 100.00 N/R 320,235
LTC Rance Residential Community Development District,
Port Saint Lucie, Florida, Special Assessment Bonds,
Assessment Area 1 Project, Series 2021A:
400 2.500%, 5/01/26 No Opt. Call N/R 368,292
700 3.125%, 5/01/31 No Opt. Call N/R 600,446
2,000 3.450%, 5/01/41 5/31 at 100.00 N/R 1,595,680
4,445 LTC Rance Residential Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Assessment Area 1 Project, Series
2021B, 3.250%, 5/01/31
11/22 at 100.00 N/R 3,818,211
Lucerne Park Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019:
125 3.800%, 5/01/24 No Opt. Call N/R 123,774
415 4.000%, 5/01/29 No Opt. Call N/R 405,583
Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019:
680 3.625%, 5/01/24 No Opt. Call N/R 666,645
2,385 3.875%, 5/01/30 No Opt. Call N/R 2,140,442
395 Majorca Isles Community Development District, Mianmi Gardens, Florida,
Special Assessment Bonds, Series 2015, 5.000%, 5/01/25
No Opt. Call N/R 400,001
900 Mediterranea Community Development District, Riviera Beach, Florida,
Special Assessment Bonds, Area 2 Project, Refunding & Improvement
Series 2017, 4.250%, 5/01/29
5/28 at 100.00 N/R 900,054

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 655 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter School
Inc Project, Series 2020A, 4.250%, 6/01/30, 144A
6/26 at 103.00 N/R $ 605,423
1,640 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017, 5.250%, 7/01/27, 144A
No Opt. Call N/R 1,645,084
Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017:
600 5.000%, 7/01/25 No Opt. Call BB+ 589,728
1,000 5.000%, 7/01/28 7/27 at 100.00 BB+ 962,440
1,000 5.000%, 7/01/29 7/27 at 100.00 BB+ 953,450
1,315 5.000%, 7/01/30 7/27 at 100.00 BB+ 1,246,870
1,605 5.000%, 7/01/31 7/27 at 100.00 BB+ 1,513,868
695 5.000%, 7/01/32 7/27 at 100.00 BB+ 650,847
Miami World Center Community Development District,
Miami-Dade County, Florida, Special Assessment Bonds,
Series 2017:
3,145 4.750%, 11/01/27 No Opt. Call N/R 3,214,096
2,500 5.125%, 11/01/39 11/27 at 100.00 N/R 2,536,200
12,835 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2005D, 1.160%, 7/01/33 - AMBAC Insured, (UB) (4)
9/22 at 100.00 BBB+ 12,956,676
12,830 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2005E, 1.160%, 7/01/34 - AMBAC Insured, (UB) (4)
9/22 at 100.00 BBB+ 12,953,938
450 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, PInecrest Academy Project, Series 2014, 5.000%, 9/15/24
No Opt. Call BBB 458,784
550 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 5.000%,
9/15/25, 144A
No Opt. Call N/R 556,589
1,000 Miami-Dade County Industrual Development Authority, Florida, Revenue
Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/32
1/28 at 100.00 BBB- 1,026,940
Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2021:
850 5.000%, 10/01/34 10/31 at 100.00 A+ 963,075
1,240 5.000%, 10/01/35 10/31 at 100.00 A+ 1,396,662
1,775 5.000%, 10/01/36 10/31 at 100.00 A+ 1,986,261
Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Infrastrusture Project,
Refunding Series 2014B:
1,695 4.250%, 5/01/24 5/23 at 100.00 N/R 1,700,628
2,625 5.000%, 5/01/29 5/23 at 100.00 N/R 2,639,306
Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Parking Garage
Project, Refunding Series 2014A:
1,135 4.250%, 5/01/24 5/23 at 100.00 N/R 1,138,768
4,495 5.000%, 5/01/29 5/23 at 100.00 N/R 4,519,498
2,010 5.000%, 5/01/37 5/23 at 100.00 N/R 2,012,311
785 Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29
No Opt. Call N/R 781,232
3,200 Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 4 Series 2021, 3.250%, 5/01/32
No Opt. Call N/R 2,695,456
2,110 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
8/22 at 100.00 N/R 2,110,781

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021:
$ 675 2.500%, 5/01/26 No Opt. Call N/R $ 618,097
765 3.125%, 5/01/31 No Opt. Call N/R 649,837
2,745 3.500%, 5/01/41 5/31 at 100.00 N/R 2,163,280
1,765 Miromar Lakes Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2015, 5.000%,
5/01/28
5/25 at 100.00 N/R 1,786,568
550 Naples Reserve Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2014, 4.750%, 11/01/25
11/24 at 100.00 N/R 556,848
535 Naples Reserve Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2018, 4.625%, 11/01/29, 144A
11/28 at 100.00 N/R 537,857
North AR-1 of Pasco Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2021:
295 2.625%, 5/01/26 No Opt. Call N/R 270,668
430 3.125%, 5/01/31 No Opt. Call N/R 364,025
955 3.500%, 5/01/41 5/34 at 100.00 N/R 746,982
North AR-1 of Pasco Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2021A:
305 2.625%, 5/01/26, 144A No Opt. Call N/R 278,837
395 3.250%, 5/01/31, 144A No Opt. Call N/R 333,143
1,000 3.550%, 5/01/41, 144A 5/31 at 100.00 N/R 784,590
North Boulevard Community Development District, Haines,
Polk County, Florida, Special Assessment Bonds, Series
2019:
95 4.250%, 11/01/24 No Opt. Call N/R 95,118
305 4.750%, 11/01/29 No Opt. Call N/R 305,994
North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment
Area 1, Series 2019:
235 3.625%, 5/01/24 No Opt. Call N/R 231,762
810 4.000%, 5/01/30 5/29 at 100.00 N/R 773,023
North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment
Area 2, Series 2021:
370 2.450%, 11/01/26 No Opt. Call N/R 332,282
500 3.000%, 11/01/31 No Opt. Call N/R 419,195
1,585 3.375%, 11/01/41 11/31 at 100.00 N/R 1,229,025
North Powerline Road Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Series 2020:
395 2.625%, 5/01/25 No Opt. Call N/R 372,860
490 3.125%, 5/01/30 No Opt. Call N/R 425,570
North Powerline Road Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Series 2022:
280 4.750%, 5/01/27, 144A No Opt. Call N/R 277,368
295 5.250%, 5/01/32, 144A No Opt. Call N/R 288,778
1,850 North Springs Improvement District, Browaard County, Florida, Special
Assessment Bonds, Area C, Series 2017, 4.000%, 5/01/28
No Opt. Call N/R 1,824,748

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
North Springs Improvement District, Broward County,
Florida, Special Assessment Bonds, Parkland Bay Unit Area,
Series 2018:
$ 1,465 4.250%, 5/01/28, 144A No Opt. Call N/R $ 1,457,455
3,000 4.875%, 5/01/38, 144A 5/28 at 100.00 N/R 2,965,530
125 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 16, Refunding Series 2012,
5.125%, 8/01/22, (ETM)
No Opt. Call N/R (6) 125,345
Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit
2C, Series 2014:
1,600 4.500%, 8/01/24 No Opt. Call N/R 1,612,816
1,700 5.000%, 8/01/46 8/24 at 100.00 N/R 1,701,020
1,400 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 2C, Series 2017, 5.000%,
8/01/32
8/27 at 100.00 N/R 1,427,188
2,015 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2015, 4.650%,
8/01/25
No Opt. Call N/R 2,040,631
Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit
53, Series 2018A:
540 4.500%, 8/01/24 No Opt. Call N/R 543,305
1,100 4.875%, 8/01/29 No Opt. Call N/R 1,121,076
Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit
53, Series 2021:
1,150 2.300%, 8/01/26 No Opt. Call N/R 1,049,766
1,310 2.875%, 8/01/31 No Opt. Call N/R 1,104,121
3,360 3.450%, 8/01/41 8/31 at 100.00 N/R 2,673,350
305 Oaks Shady Creek Community Development District, Florida, Special
Assessment Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call N/R 305,848
285 Old Hickory Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2020, 3.000%, 6/15/30
No Opt. Call N/R 248,497
715 Orchid Grove Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015, 4.500%, 5/01/25
No Opt. Call N/R 719,140
Osceola Village Center Community Development District,
Florida, Special Assessment Bonds, 2021 Project, Series
2021:
80 2.375%, 5/01/26, 144A No Opt. Call N/R 72,406
175 2.875%, 5/01/31, 144A No Opt. Call N/R 145,161
370 3.300%, 5/01/41, 144A 5/31 at 100.00 N/R 280,368
775 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Lifespace Community Inc., Series 2015C, 5.000%, 5/15/27
5/25 at 100.00 BBB 787,741
Palm Beach County Health Facilities Authority, Florida,
Revenue Bonds, Toby & Leon Cooperman Sinai Residences
of Boca Raton, Refunding Series 2022:
200 4.000%, 6/01/26 No Opt. Call N/R 195,606
1,250 4.000%, 6/01/31 6/27 at 103.00 N/R 1,144,938
1,000 Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project, Series
2019A, 5.000%, 4/01/29, 144A
No Opt. Call Ba1 1,001,090
950 Palm Glades Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2017, 4.000%, 5/01/27
No Opt. Call BBB- 946,666

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021:
$ 375 2.400%, 11/01/26, 144A No Opt. Call N/R $ 344,006
820 2.875%, 11/01/31, 144A No Opt. Call N/R 702,158
1,615 3.150%, 11/01/41, 144A 11/31 at 100.00 N/R 1,247,475
Parker Road Community Development District, Florida,
Capital Improvement Revenue Bonds, Refudning Series
2020:
205 3.100%, 5/01/25 No Opt. Call N/R 197,089
335 3.375%, 5/01/30 No Opt. Call N/R 296,961
Parkland Preserve Community Development District, Saint
Johns County, Florida, Special Assessment Revenue Bonds,
Series 2019A:
120 4.500%, 5/01/24 No Opt. Call N/R 120,565
815 4.750%, 5/01/30 No Opt. Call N/R 813,191
Parrish Plantation Community Development District,
Manatee County, Florida, Special Assessment Revenue
Bonds, Assessment Area 1, Series 2021:
335 3.125%, 5/01/31 No Opt. Call N/R 285,122
1,000 3.500%, 5/01/41 5/31 at 100.00 N/R 789,250
7,795 Pine Island Community Development District, Florida, Special Assessment
Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35
8/22 at 100.00 N/R 7,812,383
Pine Isle Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2021:
200 2.375%, 12/15/26, 144A No Opt. Call N/R 179,890
230 3.000%, 12/15/31, 144A No Opt. Call N/R 193,336
1,000 3.250%, 12/15/41, 144A 12/31 at 100.00 N/R 766,120
8,165 Pinellas County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Mease Life, Inc. Project, Refunding Series 2021, 7.000%,
1/01/57, 144A
12/22 at 108.00 N/R 6,207,033
225 Pinellas County Industrial Development Authority, Florida, Industrial
Development Revenue Bonds, Drs. Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc., Project, Series 2019, 5.000%,
7/01/39
7/29 at 100.00 N/R 227,376
370 Poinciana West Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Series 2016-2, 5.375%,
5/01/30
5/27 at 100.00 N/R 372,905
Pompano Beach, Florida, Revenue Bonds, John Knox
Village of Florida Inc Project, Series 2021A:
1,050 4.000%, 9/01/36 9/27 at 103.00 N/R 950,282
1,215 4.000%, 9/01/41 9/27 at 103.00 N/R 1,054,085
Preserve at South Branch Community Development District,
Pasco County, Florida, Special Assessment Revenue Bonds,
Phase 3 Series 2021:
200 2.500%, 5/01/26 No Opt. Call N/R 183,628
350 3.000%, 5/01/31 No Opt. Call N/R 297,735
750 3.500%, 5/01/41 5/31 at 100.00 N/R 595,965
380 Randal Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call N/R 381,064
2,400 Reunion East Community Development District, Osceola County, Florida,
Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/25
No Opt. Call N/R 2,475,864

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Reunion East Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2021:
$ 310 2.400%, 5/01/26 No Opt. Call N/R $ 284,694
70 2.850%, 5/01/31 No Opt. Call N/R 59,804
195 3.150%, 5/01/41 5/31 at 100.00 N/R 151,482
530 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement
Series 2015, 4.250%, 5/01/25
No Opt. Call N/R 531,473
870 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 4.375%, 11/01/28
11/26 at 100.00 N/R 871,349
1,030 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 4 Project, Series 2017, 4.250%, 11/01/28, 144A
11/27 at 100.00 N/R 1,029,228
Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022:
195 3.000%, 5/01/23, 144A No Opt. Call N/R 194,253
225 3.000%, 5/01/24, 144A No Opt. Call N/R 222,116
225 3.000%, 5/01/25, 144A No Opt. Call N/R 219,224
285 3.000%, 5/01/26, 144A No Opt. Call N/R 272,064
290 3.000%, 5/01/27, 144A No Opt. Call N/R 270,074
400 3.000%, 5/01/28, 144A No Opt. Call N/R 362,700
425 3.000%, 5/01/29, 144A No Opt. Call N/R 376,197
455 3.000%, 5/01/30, 144A No Opt. Call N/R 392,574
440 3.000%, 5/01/31, 144A No Opt. Call N/R 372,825
1,305 3.000%, 5/01/36, 144A 5/32 at 100.00 N/R 1,038,976
Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5 Project,
Series 2019:
135 3.750%, 5/01/24 No Opt. Call N/R 133,568
500 4.000%, 5/01/30 5/29 at 100.00 N/R 477,175
415 Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2019, 4.000%,
5/01/30
5/29 at 100.00 N/R 400,043
Rhodine Road North Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2022:
125 2.600%, 5/01/27 No Opt. Call N/R 112,880
195 3.000%, 5/01/32 No Opt. Call N/R 164,028
495 3.300%, 5/01/42 5/32 at 100.00 N/R 383,155
River Glen Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2021:
405 2.375%, 5/01/26 No Opt. Call N/R 371,563
350 3.000%, 5/01/31 No Opt. Call N/R 299,320
1,000 3.375%, 5/01/41 5/31 at 100.00 N/R 789,080
River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2021A-1:
1,000 3.000%, 5/01/31 No Opt. Call N/R 844,840
1,000 3.000%, 5/01/36 5/31 at 100.00 N/R 788,110
River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2021A-2:
1,000 3.000%, 5/01/31 No Opt. Call N/R 845,670
1,000 3.000%, 5/01/36 5/31 at 100.00 N/R 788,110

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 470 Riverbend West Community Development District, Hilsborough County,
Florida, Special Assessment Bonds, Series 2019, 4.000%, 11/01/39,
144A
11/29 at 100.00 N/R $ 418,220
560 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2018A-2, 4.375%, 5/01/28
No Opt. Call N/R 560,437
Rivers Edge II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021:
250 2.400%, 5/01/26 No Opt. Call N/R 227,483
300 3.000%, 5/01/31 No Opt. Call N/R 251,895
1,040 3.500%, 5/01/41 5/31 at 100.00 N/R 818,386
Rivers Edge III Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021:
210 2.400%, 5/01/26, 144A No Opt. Call N/R 191,577
300 3.000%, 5/01/31, 144A No Opt. Call N/R 253,875
780 3.500%, 5/01/41, 144A 5/31 at 100.00 N/R 615,950
790 Rivington Community Development District, Debary, Florida, Special
Assessment Revenue Bonds, 2020 Assessmet Area, Series 2020,
3.375%, 5/01/31
5/30 at 100.00 N/R 686,431
350 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1, 5.125%, 5/01/26
No Opt. Call N/R 351,792
Rolling Hills Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2020A-1:
285 3.875%, 5/01/30 No Opt. Call N/R 257,022
805 4.625%, 5/01/40 5/30 at 100.00 N/R 744,963
Rolling Oaks Community Development District, Florida,
Special Assessment Bonds, Series 2016:
220 4.500%, 11/01/22 No Opt. Call N/R 220,647
1,885 5.250%, 11/01/28 11/27 at 100.00 N/R 1,926,941
Rolling Oaks Community Development District, Florida,
Special Assessment Bonds, Series 2018:
195 4.375%, 11/01/23, 144A No Opt. Call N/R 195,665
640 4.875%, 11/01/28, 144A No Opt. Call N/R 649,498
195 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2014, 6.125%, 11/01/27
11/24 at 100.00 N/R 203,796
500 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, South Parcel Series 2017, 4.250%, 11/01/28, 144A
11/27 at 100.00 N/R 496,610
10,650 Saint Johns County Housing Authority, Florida, Multifamily Mortgage
Revenue Bonds, Victoria Crossing, Series 2021B, 2.720%, 10/01/24,
(Mandatory Put 4/01/24), 144A
No Opt. Call N/R 10,224,746
2,000 Saint Johns County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Westminster Pines, Series 2017A, 4.125%,
8/01/47, (Pre-refunded 8/01/22), (Mandatory Put 8/01/24)
8/22 at 101.00 N/R (6) 2,022,860
1,055 San Simeon Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, 2019 Project Series 2019, 3.750%,
6/15/31, 144A
6/29 at 100.00 N/R 973,786
Sawyers Landing Community Development District,
Florida, Special Assessment Revenue Bonds, Series 2021:
595 3.250%, 5/01/26, 144A No Opt. Call N/R 566,357
1,165 3.750%, 5/01/31, 144A No Opt. Call N/R 1,058,565
290 4.125%, 5/01/41, 144A 5/31 at 100.00 N/R 259,234

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Scenic Terrace South Community Development District,
Lake Hamilton, Florida, Special Assessment Revenue
Bonds, Series 2022 Project, Series 2022:
$ 515 3.750%, 5/01/27, 144A No Opt. Call N/R $ 486,263
875 4.125%, 5/01/32, 144A No Opt. Call N/R 828,791
Seminole County Industrial Development Authority,
Florida, Retirement Facility Revenue Bonds, Legacy Pointe
At UCF Project, Series 2019A:
5,000 5.000%, 11/15/29 11/26 at 103.00 N/R 4,671,700
2,000 5.250%, 11/15/39 11/26 at 103.00 N/R 1,776,180
5,200 5.500%, 11/15/49 11/26 at 103.00 N/R 4,556,448
Shell Point Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Refunding
Series 2019:
250 4.000%, 11/01/24, 144A No Opt. Call N/R 249,348
740 4.500%, 11/01/29, 144A No Opt. Call N/R 739,038
Sherwood Manor Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Area One, Series 2018:
135 4.000%, 11/01/23, 144A No Opt. Call N/R 135,081
540 4.625%, 11/01/29, 144A No Opt. Call N/R 541,291
Shingle Creek at Branson Community Development
District, Osceola County, Florida, Special Assessment
Revenue Bonds, Series 2021:
405 2.500%, 6/15/26 No Opt. Call N/R 372,677
500 3.100%, 6/15/31 No Opt. Call N/R 428,105
1,000 3.500%, 6/15/41 6/31 at 100.00 N/R 806,600
290 Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Assessment Area 1A, Series 2018A-1, 5.000%,
11/01/28, 144A
No Opt. Call N/R 292,529
85 Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2017A-1, 5.000%, 11/01/27, 144A
No Opt. Call N/R 85,326
300 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Refunding Series
2015, 4.375%, 5/01/25
5/24 at 101.00 N/R 301,815
Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 2, Series 2017A:
385 3.625%, 11/01/23 No Opt. Call N/R 383,776
1,125 4.500%, 11/01/28 11/27 at 100.00 N/R 1,130,647
Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 3B, Refunding Series 2021:
230 2.500%, 5/01/26 No Opt. Call N/R 209,967
325 3.100%, 5/01/31 No Opt. Call N/R 273,055
1,000 3.400%, 5/01/41 5/31 at 100.00 N/R 769,450
555 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2016, 4.750%,
11/01/28
11/27 at 100.00 N/R 559,984
Solterra Resort Community Development District, Polk
County, Florida, Special Assessment Bonds, Series 2018:
160 4.000%, 5/01/23 No Opt. Call N/R 160,224
1,145 4.750%, 5/01/29 No Opt. Call N/R 1,155,523

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
South Creek Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Area 1 Series 2021:
$ 125 2.375%, 6/15/26 No Opt. Call N/R $ 114,385
175 2.875%, 6/15/31 No Opt. Call N/R 148,094
500 3.250%, 6/15/41 6/31 at 100.00 N/R 389,550
800 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016, 5.000%, 5/01/29
5/27 at 100.00 N/R 808,688
South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series
2018:
205 4.000%, 5/01/24 No Opt. Call N/R 205,254
595 4.625%, 5/01/29 5/28 at 100.00 N/R 600,058
230 South Village Community Development District, Clay County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2016A2,
4.350%, 5/01/26
No Opt. Call N/R 231,237
1,925 Southeast Overtown/Park West Community Redevelopement Agency,
Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%,
3/01/24, 144A
No Opt. Call BBB+ 2,008,872
Southern Grove Community Develoment District 5, Port
Saint Lucie, Florida, Special Assessment Bonds, Community
Infrastructure Series 2021:
370 2.400%, 5/01/26 No Opt. Call N/R 335,435
535 2.800%, 5/01/31 No Opt. Call N/R 444,082
1,230 3.125%, 5/01/41 5/31 at 100.00 N/R 917,014
Southern Grove Community Development District 5,
Florida, Special Assessment Infrastructure Bonds, Series
2019:
90 2.875%, 5/01/24 No Opt. Call N/R 87,716
295 3.250%, 5/01/29 No Opt. Call N/R 269,904
370 3.600%, 5/01/34 5/29 at 100.00 N/R 322,873
2,915 Southshore Bay Community Development District, Hillsborough County,
Florida, Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2021, 3.000%, 5/01/33, 144A
No Opt. Call N/R 2,368,438
Spencer Creek Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2019:
150 3.750%, 5/01/24 No Opt. Call N/R 148,917
430 4.375%, 5/01/29 No Opt. Call N/R 429,557
320 Spring Lake Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Area One Project, Series 2014,
4.750%, 11/01/24
No Opt. Call N/R 322,758
Spring Lake Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Area Two Project, Series 2017:
160 3.750%, 11/01/22, 144A No Opt. Call N/R 159,865
1,290 4.500%, 11/01/28, 144A 11/27 at 100.00 N/R 1,293,535
Stellar North Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, 2021
Project, Series 2021:
200 2.450%, 5/01/26, 144A No Opt. Call N/R 181,618
370 3.000%, 5/01/31, 144A No Opt. Call N/R 308,946
1,000 3.200%, 5/01/41, 144A 5/31 at 100.00 N/R 751,650

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Stillwater Community Development District, Saint John's
County, Florida, Special Assessment Bonds,  2021 Project
Series 2021:
$ 325 2.375%, 6/15/26, 144A No Opt. Call N/R $ 295,532
200 3.000%, 6/15/31, 144A No Opt. Call N/R 169,854
1,290 3.500%, 6/15/41, 144A 6/31 at 100.00 N/R 1,034,258
Stonewater Community Development District, Cape Coral,
Florida, Special Assessment Revenue Bonds, Refunding
Series 2021:
275 2.250%, 11/01/26, 144A No Opt. Call N/R 247,307
355 3.000%, 11/01/32, 144A No Opt. Call N/R 294,469
750 3.300%, 11/01/41, 144A 11/32 at 100.00 N/R 577,478
330 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2017A-1, 5.000%, 11/01/27
No Opt. Call N/R 331,003
730 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series
2017A-3, 5.875%, 11/01/29
8/22 at 101.00 N/R 737,497
1,000 Stoneybrook South at Championsgate Community Development District,
Osceola County, Florida, Special Assessment Revenue Bonds, 2019
Assessment Area Series 2019NM, 4.000%, 6/15/30
6/29 at 100.00 N/R 958,890
550 Stoneybrook South at Championsgate Community Development District,
Osceola County, Florida, Special Assessment Revenue Bonds, Parcel K
Assessment Area, Series 2017, 4.000%, 12/15/28
No Opt. Call N/R 540,815
210 Stoneybrook South Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series 2013,
5.500%, 5/01/24
5/23 at 100.00 N/R 213,177
975 Stoneybrook South Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area Two-A
Project, Series 2014, 4.750%, 11/01/24
No Opt. Call N/R 988,163
625 Storey Creek Community Development District, 5.200%, 6/15/42, 144A ,
(WI/DD, Settling 7/14/22)
6/32 at 100.00 N/R 629,307
505 Storey Creek Community Development District, Osceloa County, Florida,
Special Assessment Bonds, Assessment Area 1 Project, Series 2019,
3.625%, 12/15/30
12/29 at 100.00 N/R 463,398
Storey Drive Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2022:
200 2.550%, 6/15/27, 144A No Opt. Call N/R 181,900
375 3.000%, 6/15/32, 144A No Opt. Call N/R 322,313
1,000 3.250%, 6/15/42, 144A 6/32 at 100.00 N/R 783,510
Storey Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Assessment
Area Four Project, Series 2021:
90 2.375%, 6/15/26, 144A No Opt. Call N/R 81,753
170 2.875%, 6/15/31, 144A No Opt. Call N/R 143,002
1,035 Storey Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series 2015,
4.500%, 11/01/26
11/25 at 100.00 N/R 1,042,224
Summer Woods Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area
1 Project, Series 2018A-1:
125 4.000%, 11/01/23, 144A No Opt. Call N/R 125,201
450 5.000%, 11/01/29, 144A 11/28 at 100.00 N/R 454,914

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Summer Woods Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area
2 Project, Series 2020:
$ 480 3.300%, 5/01/31 5/30 at 100.00 N/R $ 414,687
125 3.750%, 5/01/40 5/30 at 100.00 N/R 104,046
Summer Woods Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area
3, Series 2021:
200 2.500%, 5/01/26, 144A No Opt. Call N/R 182,314
300 3.150%, 5/01/31, 144A No Opt. Call N/R 252,780
720 3.450%, 5/01/41, 144A 5/31 at 100.00 N/R 560,887
Summerstone Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, Phase
1 Series 2020:
100 2.500%, 5/01/25 No Opt. Call N/R 95,006
165 3.250%, 5/01/30 No Opt. Call N/R 146,573
Summerstone Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, Phase
2 Series 2021:
245 2.200%, 5/01/26, 144A No Opt. Call N/R 222,278
300 2.750%, 5/01/31, 144A No Opt. Call N/R 250,386
725 3.150%, 5/01/41, 144A 5/31 at 100.00 N/R 552,327
500 Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A,
5.000%, 7/01/25
1/24 at 100.00 A- 516,750
275 Tapestry Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2016, 4.250%, 5/01/26
No Opt. Call N/R 275,861
Three Rivers Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019A-1:
560 3.875%, 5/01/24 No Opt. Call N/R 550,598
1,610 4.125%, 5/01/29 No Opt. Call N/R 1,562,440
4,495 4.500%, 5/01/39 5/29 at 100.00 N/R 4,263,283
Timber Creek Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2018:
140 4.125%, 11/01/24, 144A No Opt. Call N/R 140,057
405 4.625%, 11/01/29, 144A No Opt. Call N/R 406,620
Timber Creek Southwest Community Development District,
Lee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2021:
525 2.350%, 12/15/26, 144A No Opt. Call N/R 474,432
800 3.000%, 12/15/31, 144A No Opt. Call N/R 676,472
210 Tolomato Community Development District, Florida, Special Assessment
Bonds, Expansion Parcel Project, Series 2018, 4.350%, 5/01/28, 144A
No Opt. Call N/R 210,664
1,205 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Senior Lien Series 2018A-2, 5.200%, 5/01/28, 144A
No Opt. Call N/R 1,223,171
Tolomato Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022A:
1,560 3.000%, 5/01/26 - AGM Insured, 144A No Opt. Call N/R 1,578,814
1,655 3.000%, 5/01/28 - AGM Insured, 144A No Opt. Call N/R 1,660,528
1,760 3.000%, 5/01/30 - AGM Insured, 144A No Opt. Call N/R 1,737,912
1,865 3.000%, 5/01/32 - AGM Insured, 144A No Opt. Call N/R 1,771,246
9,225 4.000%, 5/01/40 - AGM Insured, 144A 5/32 at 100.00 N/R 8,766,794

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Tolomato Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022B:
$ 1,750 2.625%, 5/01/27, 144A No Opt. Call N/R $ 1,572,883
1,545 3.000%, 5/01/32, 144A No Opt. Call N/R 1,297,367
6,000 3.250%, 5/01/40, 144A 5/32 at 100.00 N/R 4,698,600
Tolomato Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022C:
2,015 2.800%, 5/01/27, 144A No Opt. Call N/R 1,817,852
1,675 3.200%, 5/01/32, 144A No Opt. Call N/R 1,418,792
9,310 3.400%, 5/01/40, 144A 5/32 at 100.00 N/R 7,344,380
645 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Subordinate Lien Series 2018B-2, 4.625%, 5/01/28
No Opt. Call N/R 652,940
700 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Subordinate Lien Series 2019A-2, 3.850%, 5/01/29
No Opt. Call N/R 679,868
815 Toscana Isles Community Development District, Venice, Florida, Special
Assessment Revenue Bonds, Series 2014, 5.750%, 11/01/27
11/26 at 102.00 N/R 844,307
735 Touchstone Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, 2019 Project, Series 2019, 3.625%,
12/15/31
12/29 at 100.00 N/R 662,536
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 2B Project, Series 2018:
15 4.000%, 5/01/23 No Opt. Call N/R 15,023
150 5.000%, 5/01/28 No Opt. Call N/R 151,367
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 3A Project, Series 2018:
125 4.000%, 5/01/23 No Opt. Call N/R 125,195
720 5.000%, 5/01/28 No Opt. Call N/R 726,602
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 3B Project, Series 2019:
65 3.500%, 5/01/24 No Opt. Call N/R 64,013
365 4.000%, 5/01/30 No Opt. Call N/R 348,028
Towne Park Community Development District, Florida,
Special Assessment Bonds, Area 3C Project, Series 2019:
130 3.625%, 5/01/25 No Opt. Call N/R 127,027
500 4.000%, 5/01/31 5/30 at 100.00 N/R 472,880
120 4.450%, 5/01/39 5/30 at 100.00 N/R 113,083
135 Towne Park Community Development District, Florida, Special Assessment
Bonds, Series 2016, 5.000%, 11/01/28
11/26 at 100.00 N/R 136,295
795 Tradition Community Development District 1, Port Saint Lucie, Florida,
Irrigation System Revenue Bonds, Existing System Series 2017, 4.000%,
10/01/27
No Opt. Call N/R 785,714
Tradition Community Development District 9, Port Saint
Lucie, Florida, Special Assessment Bonds, Series 2021:
385 2.300%, 5/01/26 No Opt. Call N/R 348,945
115 2.700%, 5/01/31 No Opt. Call N/R 95,454
215 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1,
5.000%, 11/01/26
No Opt. Call N/R 217,829
420 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1 - Phase 2
Project, Series 2018, 4.750%, 11/01/29, 144A
No Opt. Call N/R 422,373

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Triple Creek Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2019A:
$ 130 3.875%, 5/01/24 No Opt. Call N/R $ 128,855
500 4.125%, 5/01/29 No Opt. Call N/R 491,365
Triple Creek Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Village N&P Project, Series 2021:
600 2.500%, 11/01/26 No Opt. Call N/R 544,962
250 3.000%, 11/01/31 No Opt. Call N/R 210,800
1,000 3.500%, 11/01/41 11/31 at 100.00 N/R 789,780
285 Trout Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2015, 4.875%,
5/01/25
No Opt. Call N/R 288,377
Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds,
Series 2018:
145 4.500%, 5/01/23 No Opt. Call N/R 145,409
400 5.000%, 5/01/28 No Opt. Call N/R 404,092
TSR Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Northwest
Assessment Area Parcels A, B & C, Series 2018:
155 4.000%, 11/01/24 No Opt. Call N/R 155,074
500 4.500%, 11/01/29 No Opt. Call N/R 500,455
1,415 TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Northwest Assessment Area Parcels D, E &
F, Series 2017, 4.125%, 11/01/28, 144A
11/27 at 100.00 N/R 1,396,563
415 TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Village 1 Project, Series 2015, 4.375%,
11/01/25
No Opt. Call N/R 417,092
4,500 Tuckers Pointe Community Development District, Charlotte County,
Florida, Special Assessment Notes, Master Infrastructure Project, Series
2022, 3.625%, 5/01/32
8/22 at 100.00 N/R 3,886,245
295 Turtle Run Community Development District, Florida, Special Assessment
Benefit Tax Bonds, Series 2017-2, 4.000%, 5/01/28
No Opt. Call A2 292,106
Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-1:
555 5.000%, 11/01/23 No Opt. Call N/R 556,043
1,680 5.750%, 11/01/28 No Opt. Call N/R 1,710,778
Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-2:
275 5.000%, 11/01/23 No Opt. Call N/R 275,512
1,450 6.000%, 11/01/31 No Opt. Call N/R 1,480,392
160 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series
2016A-2, 4.200%, 5/01/26
No Opt. Call N/R 160,011
Two Lakes Community Development District, Hialeah,
Florida, Special Assessment Bonds, Expansion Area Project,
Series 2019:
1,510 3.375%, 12/15/30 12/29 at 100.00 N/R 1,349,880
3,000 3.750%, 12/15/39 12/29 at 100.00 N/R 2,549,610

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022:
$ 600 4.625%, 5/01/27, 144A No Opt. Call N/R $ 595,866
600 4.875%, 5/01/32, 144A No Opt. Call N/R 589,080
1,540 5.125%, 5/01/42, 144A 5/32 at 100.00 N/R 1,500,607
2,055 Two Rivers West Community Development District, Pasco County, Florida,
Special Assessment Bonds, Bond Anticipation Note Series 2022,
3.000%, 1/15/23
7/22 at 100.00 N/R 2,041,108
310 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1, 4.750%, 11/01/27
No Opt. Call N/R 313,382
710 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 1 Series 2017A-1,
5.000%, 11/01/27, 144A
No Opt. Call N/R 716,773
Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-1:
285 4.125%, 11/01/24, 144A No Opt. Call N/R 284,547
695 4.500%, 11/01/30, 144A 11/29 at 100.00 N/R 683,783
205 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-2,
5.250%, 5/01/49, 144A
No Opt. Call N/R 199,568
Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3
Series 2021:
100 2.400%, 5/01/26, 144A No Opt. Call N/R 90,932
130 2.950%, 5/01/31, 144A No Opt. Call N/R 109,105
325 3.350%, 5/01/41, 144A 5/31 at 100.00 N/R 249,717
V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2020 Project,
Series 2020:
355 3.000%, 5/01/25, 144A No Opt. Call N/R 340,669
760 3.500%, 5/01/31, 144A No Opt. Call N/R 672,881
V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2021 Project,
Series 2021:
485 2.600%, 5/01/26 No Opt. Call N/R 447,601
685 3.125%, 5/01/31 No Opt. Call N/R 587,333
1,500 3.625%, 5/01/41 5/31 at 100.00 N/R 1,223,730
365 Venetian Parc Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Area One Project, Series 2013,
6.000%, 11/01/27
No Opt. Call N/R 384,517
Veranda Community Development District II, Florida,
Special Assessment Revenue Bonds, Assessment Area 4
Veranda Oaks, Refunding Series 2021:
160 2.500%, 5/01/26, 144A No Opt. Call N/R 147,247
245 2.500%, 5/01/26, 144A No Opt. Call N/R 225,471
350 3.100%, 5/01/31, 144A No Opt. Call N/R 299,257
205 3.100%, 5/01/31, 144A No Opt. Call N/R 175,279
500 3.600%, 5/01/41, 144A 5/31 at 100.00 N/R 401,640
750 3.600%, 5/01/41, 144A 5/31 at 100.00 N/R 602,460

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Veranda Community Development District II, Florida,
Special Assessment Revenue Bonds, Assessment Area
One-Gardens East Project, Series 2018A:
$ 205 4.000%, 11/01/24 No Opt. Call N/R $ 205,097
190 4.000%, 11/01/24 No Opt. Call N/R 190,089
390 4.500%, 11/01/29 No Opt. Call N/R 390,737
375 4.500%, 11/01/29 No Opt. Call N/R 375,712
240 Veranda Community Development District II, Florida, Special Assessment
Revenue Bonds, Assessment Area Three, Four and Five, Series 2018B,
5.875%, 11/01/32
8/22 at 101.00 N/R 242,618
585 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod A Project, Series 2017, 4.250%, 11/01/28
11/27 at 100.00 N/R 576,050
460 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod B Project, Series 2017, 4.250%, 11/01/28
11/27 at 100.00 N/R 452,962
320 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod C Project, Series 2017, 4.500%, 11/01/28
11/27 at 100.00 N/R 318,262
160 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod D Project, Series 2020, 2.875%, 5/01/25
No Opt. Call N/R 152,757
Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod E Project, Series
2020:
120 2.875%, 5/01/25 No Opt. Call N/R 114,568
285 3.250%, 5/01/31 5/30 at 100.00 N/R 246,000
Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 1 Assessment Area, Series 2021:
325 2.375%, 5/01/26 No Opt. Call N/R 298,246
350 3.000%, 5/01/31 No Opt. Call N/R 297,441
1,000 3.375%, 5/01/41 5/31 at 100.00 N/R 790,660
Village Community Development District 13, Wildwood,
Florida, Special Assessment Revenue Bonds, Series 2021:
1,000 1.800%, 5/01/26 No Opt. Call N/R 910,070
1,250 2.550%, 5/01/31 5/29 at 100.00 N/R 1,055,250
1,255 Villages of Glen Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2018A-2,
5.500%, 11/01/29, 144A
No Opt. Call N/R 1,269,332
Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 3, Refunding Series 2022:
150 2.700%, 5/01/27, 144A No Opt. Call N/R 131,205
220 3.150%, 5/01/32, 144A No Opt. Call N/R 181,940
550 3.450%, 5/01/42, 144A 5/32 at 100.00 N/R 421,597
Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4, Series 2022:
185 4.625%, 5/01/27, 144A No Opt. Call N/R 184,356
250 4.875%, 5/01/32, 144A No Opt. Call N/R 246,913
750 5.125%, 5/01/42, 144A 5/32 at 100.00 N/R 733,507
Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Series 2019:
85 3.750%, 5/01/24 No Opt. Call N/R 84,102
225 4.000%, 5/01/29 No Opt. Call N/R 219,559
Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Series 2020:
200 2.625%, 5/01/25 No Opt. Call N/R 189,396
240 3.200%, 5/01/30 No Opt. Call N/R 209,899

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,780 Waterset Central Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2018, 4.625%,
11/01/29, 144A
11/28 at 100.00 N/R $ 1,790,146
885 Waterset North Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2014, 4.750%,
11/01/25
11/24 at 100.00 N/R 894,956
400 Wesbridge Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2019 Project, Series 2019, 3.625%, 11/01/29
No Opt. Call N/R 375,196
West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit Development 7 Villages
F-1 & F-5, Series 2021:
205 2.500%, 5/01/26 No Opt. Call N/R 189,131
355 3.125%, 5/01/31 No Opt. Call N/R 307,860
810 3.500%, 5/01/41 5/31 at 100.00 N/R 649,806
3,495 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 3, Refunding Series 2017, 4.000%, 5/01/27
No Opt. Call N/R 3,471,199
West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 4, Series
2016:
1,000 4.250%, 11/01/26 No Opt. Call N/R 1,002,180
210 4.625%, 11/01/31 11/26 at 100.00 N/R 207,308
West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 7 Master
Infrastructure, Series 2019:
265 4.000%, 5/01/24 No Opt. Call N/R 265,456
1,000 4.250%, 5/01/29 No Opt. Call N/R 995,320
135 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 7 Village B Parcel, Series 2019, 4.250%,
5/01/29, 144A
No Opt. Call N/R 134,368
West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 8 Master
Infrastructure, Series 2021:
410 2.500%, 5/01/26 No Opt. Call N/R 378,262
525 3.125%, 5/01/31 No Opt. Call N/R 455,285
1,500 3.500%, 5/01/41 5/31 at 100.00 N/R 1,203,345
810 Westside Community Development District, Florida, Special Assessment
Revenue Bonds, Refunding Series 2019, 3.750%, 5/01/29, 144A
No Opt. Call N/R 766,989
Westside Haines City Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2021:
320 2.500%, 5/01/26 No Opt. Call N/R 296,358
500 3.000%, 5/01/31 No Opt. Call N/R 435,535
1,500 3.250%, 5/01/41 5/31 at 100.00 N/R 1,183,410
2,000 Wildblue Community Development District, Florida, Special Assessment
Bonds, Series 2019, 3.750%, 6/15/30, 144A
6/29 at 100.00 N/R 1,883,820
4,775 Wildwood Utility Dependent District, Florida, Revenue Bonds, South
Sumter Utility Project, Series 2021, 5.000%, 10/01/52 - BAM Insured
10/31 at 100.00 N/R 5,163,733
Willow Hammock Community Development District,
Manatee County, Florida, Special Assessment Revenue
Bonds, Series 2017:
225 3.500%, 11/01/23, 144A No Opt. Call N/R 223,211
725 4.000%, 11/01/28, 144A 11/27 at 100.00 N/R 712,219
330 Willow Walk Community Development District, Florida, Special
Assessment Revenue Bonds, North Parcel Area Project, Series 2017,
4.000%, 5/01/28
No Opt. Call N/R 325,766

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Willow Walk Community Development District, Florida,
Special Assessment Revenue Bonds, North Parcel Area
Project, Series 2019:
$ 110 3.800%, 5/01/24 No Opt. Call N/R $ 109,369
315 4.000%, 5/01/29 No Opt. Call N/R 309,081
Willows Community Development District, Florida, Special
Assessment Bonds, Series 2019:
220 3.875%, 5/01/24 No Opt. Call N/R 218,513
510 4.370%, 5/01/29 No Opt. Call N/R 508,781
Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment
Area 1 Project, Series 2021:
250 2.400%, 5/01/26 No Opt. Call N/R 226,522
410 2.950%, 5/01/31 No Opt. Call N/R 341,780
945 3.350%, 5/01/41 5/31 at 100.00 N/R 722,689
325 Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series
2015, 4.375%, 11/01/25
No Opt. Call N/R 327,230
Winding Cypress Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2019:
85 3.750%, 11/01/24 No Opt. Call N/R 83,874
185 4.250%, 11/01/29 No Opt. Call N/R 182,593
880 Windsor at Westside Community Development District, Osceola County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 4.125%,
11/01/27
No Opt. Call N/R 874,148
485 Wiregrass Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2016, 4.375%, 5/01/26
No Opt. Call N/R 487,488
905 Wynnmere East Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%,
5/01/29
5/28 at 100.00 N/R 913,362
Zephyr Lakes Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Aessessment Area 2, Series 2021:
190 2.500%, 5/01/26, 144A No Opt. Call N/R 174,747
265 3.000%, 5/01/31, 144A No Opt. Call N/R 225,833
665 3.375%, 5/01/41, 144A 5/34 at 100.00 N/R 521,333
Zephyr Lakes Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Series 2019:
255 4.375%, 11/01/24, 144A No Opt. Call N/R 255,801
505 4.750%, 11/01/29, 144A No Opt. Call N/R 509,545
1,015,073 Total Florida 948,373,271
Georgia - 1.3%
Atlanta Development Authority, Georgia, Senior Health
Care Facilities Revenue Bonds, Georgia Proton Treatment
Center Project, Current Interest Series 2017A-1:
2,455 6.000%, 1/01/23 (7) No Opt. Call N/R 1,301,150
9,250 6.500%, 1/01/29 (7) 1/28 at 100.00 N/R 4,902,500
2,540 6.750%, 1/01/35 (7) 1/28 at 100.00 N/R 1,346,200
1,670 7.000%, 1/01/40 (7) 1/28 at 100.00 N/R 885,100
2,100 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Georgia Power Company Vogtle Plant Project, Fifth Series 1995,
2.200%, 10/01/32
11/26 at 100.00 N/R 1,955,415

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
Cobb County Development Authority, Georgia, Student
Housing Revenue Bonds, Kennesaw State University Real
Estate Foundations Projects, Refunding Series 2014C:
$ 985 5.000%, 7/15/22 No Opt. Call Baa2 $ 985,463
1,040 5.000%, 7/15/23 No Opt. Call Baa2 1,057,815
750 5.000%, 7/15/24 No Opt. Call Baa2 772,125
1,000 5.000%, 7/15/26 7/24 at 100.00 Baa2 1,022,410
1,000 5.000%, 7/15/27 7/24 at 100.00 Baa2 1,020,060
1,000 5.000%, 7/15/29 7/24 at 100.00 Baa2 1,016,350
470 Douglas County Development Authority, Georgia, Charter School
Revenue Bonds, Brighten Academy Project, Series 2013B, 5.750%,
10/01/24
10/23 at 100.00 N/R 475,664
180 Fulton County Development Authority, Georgia, Revenue Bonds, Amana
Academy Project, Series 2013A, 5.250%, 4/01/23, (ETM)
No Opt. Call N/R (6) 184,604
Fulton County Residential Care Facilities Elderly Authority,
Georgia, Revenue Bonds, Canterbury Court Project, Series
2021A:
9,000 4.000%, 4/01/41, 144A 4/28 at 103.00 N/R 7,110,540
6,000 4.000%, 4/01/56, 144A 4/28 at 103.00 N/R 4,160,880
3,000 Fulton County Residential Care Facilities for the Elderly Authority, Georgia,
Revenue Bonds, Lenbrook Square Foundation, Inc. Project, Refunding
Series 2016, 5.000%, 7/01/31
7/23 at 103.00 BBB- 3,056,370
470 Gainesville and Hall County Development Authority, Georgia, Educational
Facilities Revenue Bonds, Riverside Military Academy, Refunding Series
2017, 5.000%, 3/01/27
No Opt. Call BB 428,447
1,668 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A, 4.750%, 6/01/28 - NPFG Insured
No Opt. Call Baa2 1,765,728
1,000 Macon-Bibb County Urban Development Authority, Georgia, Multifamily
Housing Revenue Bonds, Dempsey Apartments Project, Series 2018A,
5.200%, 12/01/53
12/23 at 102.00 Baa3 955,210
390 Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017, 5.000%, 6/15/27,
144A
No Opt. Call N/R 388,132
44,850 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 N/R 44,131,055
2,590 Monroe County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company - Scherer Plant, Series 2009-1,
1.000%, 7/01/49, (Mandatory Put 8/21/26)
No Opt. Call N/R 2,305,281
1,200 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2021A, 4.000%, 1/01/46 - AGM Insured
1/30 at 100.00 BBB+ 1,166,940
510 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2021A, 4.000%, 1/01/41 - AGM Insured
1/30 at 100.00 BBB+ 510,153
Municipal Electric Authority of Georgia, Plant Vogtle Units 3
& 4 Project P Bonds, Series 2021A:
160 4.000%, 1/01/46 1/30 at 100.00 Baa2 145,990
425 4.000%, 1/01/51 1/30 at 100.00 Baa2 380,690
95,703 Total Georgia 83,430,272
Guam - 0.3%
7,500 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/28
11/25 at 100.00 BB 7,926,075
1,000 Government of Guam, Hotel Occupancy Tax Revenue Bonds, Refunding
Series 2021A, 5.000%, 11/01/40
5/31 at 100.00 Ba1 1,027,280

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Guam (continued)
Guam Power Authority, Revenue Bonds, Refunding Series
2022A:
$ 3,125 5.000%, 10/01/41 , (WI/DD, Settling 7/07/22) 10/32 at 100.00 N/R $ 3,206,562
2,500 5.000%, 10/01/42 , (WI/DD, Settling 7/07/22) 10/32 at 100.00 N/R 2,560,575
1,750 5.000%, 10/01/43 , (WI/DD, Settling 7/07/22) 10/32 at 100.00 N/R 1,790,443
15,875 Total Guam 16,510,935
Hawaii - 0.4%
Hawaii Department of Budget and Finance, Special
Purpose Revenue Bonds, Hawaii Pacific University, Series
2013A:
605 5.750%, 7/01/23 No Opt. Call BB 609,338
1,575 6.250%, 7/01/27 7/23 at 100.00 BB 1,596,625
19,350 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A
7/27 at 100.00 N/R 19,481,967
2,800 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series
2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call Baa1 2,781,912
24,330 Total Hawaii 24,469,842
Idaho - 0.5%
825 Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health Project,
Series 2014, 4.375%, 7/01/34
7/24 at 100.00 A 826,501
Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016:
1,985 5.000%, 9/01/25 No Opt. Call BB+ 2,092,110
2,085 5.000%, 9/01/26 No Opt. Call BB+ 2,221,380
1,000 5.000%, 9/01/37 9/26 at 100.00 BB+ 1,032,220
Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021:
645 4.000%, 5/01/31, 144A 11/25 at 100.00 N/R 581,397
2,565 4.000%, 5/01/41, 144A 11/25 at 100.00 N/R 2,042,663
13,420 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Pine Crest Academy of Idaho, Series 2022A, 6.000%, 7/15/29,
144A
7/25 at 104.00 N/R 13,488,308
440 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Pine Crest Academy of Idaho, Series 2022B, 5.500%, 7/15/29
7/25 at 104.00 N/R 438,777
15,725 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 N/R 11,319,327
38,690 Total Idaho 34,042,683
Illinois - 6.5%
990 Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment
Revenue Bonds, East River Area TIF 6, Refunding Series 2018A, 5.000%,
12/30/27
No Opt. Call N/R 968,190
450 Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment
Revenue Bonds, River City TIF 3, Refunding Series 2018B, 4.500%,
12/30/23
No Opt. Call N/R 446,998
1,550 Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev
Project, Senior Lien Series 2016, 4.000%, 1/01/24
8/22 at 100.00 N/R 1,529,307
430 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway
Redevelopment Project, Series 2007A, 5.000%, 5/01/26
8/22 at 100.00 N/R 426,857

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Berwyn, Cook County, Illinois, Tax Increment Revenue
Bonds, South Berwyn Corridor Project, Series 2020:
$ 1,610 4.000%, 12/01/28, 144A No Opt. Call N/R $ 1,474,486
2,000 4.500%, 12/01/33, 144A 12/28 at 100.00 N/R 1,783,600
3,034 Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%,
1/01/24
8/22 at 100.00 N/R 2,933,511
1,645 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding
Series 2019, 5.000%, 3/01/33
3/28 at 100.00 N/R 1,547,583
1,785 CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A
Certificates, 4.000%, 6/15/23, (Mandatory Put 12/15/22), 144A
No Opt. Call N/R 1,781,644
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016:
24,265 5.750%, 4/01/33 4/27 at 100.00 A- 25,593,751
20,835 5.750%, 4/01/34 4/27 at 100.00 A- 21,948,631
2,985 5.750%, 4/01/35 4/27 at 100.00 A- 3,141,772
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017:
300 5.000%, 4/01/33 4/27 at 100.00 A- 305,628
1,370 5.000%, 4/01/34 4/27 at 100.00 A- 1,393,948
2,000 5.000%, 4/01/35 4/27 at 100.00 A- 2,033,160
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018:
1,240 5.000%, 4/01/33 4/28 at 100.00 A- 1,270,330
1,535 5.000%, 4/01/34 4/28 at 100.00 A- 1,568,371
1,610 5.000%, 4/01/35 4/28 at 100.00 A- 1,641,218
1,270 5.000%, 4/01/36 4/28 at 100.00 A- 1,291,323
4,170 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%,
12/01/32
12/24 at 100.00 BB 4,220,248
10,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A
12/27 at 100.00 BB 11,206,000
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017C:
21,570 5.000%, 12/01/30 12/27 at 100.00 BB 22,290,438
11,810 5.000%, 12/01/34 12/27 at 100.00 BB 12,148,947
2,400 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31
12/27 at 100.00 BB 2,479,032
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017F:
8,855 5.000%, 12/01/23 No Opt. Call BB 9,045,117
5,000 5.000%, 12/01/24 No Opt. Call BB 5,152,750
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2018C:
1,900 5.000%, 12/01/24 No Opt. Call BB 1,958,045
5,000 5.000%, 12/01/25 No Opt. Call BB 5,191,900
4,000 5.000%, 12/01/26 No Opt. Call BB 4,178,160
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2019A:
5,750 4.000%, 12/01/27 No Opt. Call BB 5,711,187
2,020 5.000%, 12/01/29 No Opt. Call BB 2,124,030
3,990 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2021B, 5.000%, 12/01/31
12/30 at 100.00 BB 4,179,326
20,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/26
12/25 at 100.00 BB 22,056,000

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 3,780 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/25 -
FGIC Insured
No Opt. Call BB $ 3,355,922
1,000 Chicago Park District, Illinois, General Obligation Bonds, Limited Tax Park
Series 2016A, 5.000%, 1/01/40
1/26 at 100.00 AA- 1,040,550
Chicago Transit Authority, Illinois, Capital Grant Receipts
Revenue Bonds, Federal Transit Administration Section
5307 Urbanized Area Formula Funds, Refunding Series
2021:
1,960 5.000%, 6/01/27 No Opt. Call BBB 2,145,004
2,000 5.000%, 6/01/28 No Opt. Call BBB 2,198,160
1,519 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River
Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A
1/23 at 100.00 N/R 1,531,122
1,066 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc.
Redevelopement Project-Whole Foods Warehouse & Distribution
Facility, Series 2016A, 5.000%, 3/15/34, 144A
7/22 at 100.00 N/R 1,029,474
2,000 Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999,
0.000%, 1/01/34 - FGIC Insured
No Opt. Call BBB- 1,191,200
Chicago, Illinois, General Obligation Bonds,
Neighborhoods Alive 21 Program, Series 2002B:
1,000 5.250%, 1/01/23 No Opt. Call Ba1 1,011,630
2,650 5.000%, 1/01/25 No Opt. Call Ba1 2,752,582
795 5.000%, 1/01/26 1/25 at 100.00 Ba1 823,755
Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2014A:
215 5.000%, 1/01/27 1/24 at 100.00 Ba1 219,424
14,200 5.250%, 1/01/30 1/24 at 100.00 Ba1 14,478,746
5,100 5.250%, 1/01/32 1/24 at 100.00 Ba1 5,189,760
1,810 5.250%, 1/01/33 1/24 at 100.00 Ba1 1,840,553
715 5.000%, 1/01/35 1/24 at 100.00 Ba1 723,773
12,860 5.000%, 1/01/36 1/24 at 100.00 Ba1 13,012,777
Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A:
20,500 5.625%, 1/01/31 1/27 at 100.00 BBB- 21,765,055
2,890 5.750%, 1/01/34 1/27 at 100.00 BBB- 3,072,070
220 6.000%, 1/01/38 1/27 at 100.00 BBB- 236,355
1,000 Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D, 5.500%, 1/01/34
1/25 at 100.00 Ba1 1,032,600
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
3,530 5.000%, 1/01/24 No Opt. Call BBB- 3,622,098
1,065 5.000%, 1/01/25 No Opt. Call BBB- 1,106,226
2,560 5.000%, 1/01/26 No Opt. Call BBB- 2,685,440
1,065 5.000%, 1/01/28 1/26 at 100.00 BBB- 1,107,067
250 Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A,
5.000%, 1/01/27
No Opt. Call BBB- 264,592
Chicago, Illinois, General Obligation Bonds, Series 2015A:
30 5.000%, 1/01/24 No Opt. Call BBB- 30,783
6,565 5.000%, 1/01/26 1/25 at 100.00 BBB- 6,802,653
5,000 5.250%, 1/01/27 1/25 at 100.00 BBB- 5,201,100
1,535 5.500%, 1/01/35 1/25 at 100.00 BBB- 1,584,120
5,000 Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.500%,
1/01/35
1/29 at 100.00 BBB- 5,345,100

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago, Illinois, General Obligation Bonds, Series 2021A:
$ 1,500 5.000%, 1/01/32 1/31 at 100.00 N/R $ 1,572,300
17,000 5.000%, 1/01/34 1/31 at 100.00 N/R 17,649,570
1,000 Cook County Community College District 508, Illinois, General Obligation
Bonds, Chicago City Colleges, Series 2013, 5.250%, 12/01/26
12/23 at 100.00 BBB 1,022,530
2,386 Gilberts Village, Kane County, Illinois, Special Tax Bonds, Special Service
Area 15, Refunding Series 2014, 5.000%, 3/01/29 - AGM Insured
3/24 at 100.00 AA 2,472,588
2,668 Gilberts Village, Kane County, Illinois, Tax Increment Revenue Note, Prairie
Buisness Park-Industrial Property, Series 2018A, 5.000%, 11/15/34
7/22 at 100.00 N/R 2,453,169
1,390 Governors State University Board of Trustes, Illinois, Certificates of
Participation, Capital Improvement Projects, Series 2018, 5.000%,
7/01/28 - BAM Insured
7/27 at 100.00 AA 1,529,445
Hillside, Cook County, Illinois, Tax Increment Revenue
Bonds, Refunding Series 2018:
650 5.000%, 1/01/24 No Opt. Call N/R 654,973
2,690 5.000%, 1/01/30 1/27 at 100.00 N/R 2,698,554
Illinois Finance Authority, Charter School Revenue Bonds,
Art in Motion AIM Project, Series 2021A:
1,740 4.000%, 7/01/31, 144A No Opt. Call N/R 1,524,083
4,470 5.000%, 7/01/41, 144A 7/31 at 100.00 N/R 3,889,660
Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series
2015A:
665 5.250%, 12/01/25, 144A No Opt. Call N/R 685,216
1,815 5.500%, 12/01/30, 144A 12/25 at 100.00 N/R 1,890,232
1,620 Illinois Finance Authority, Education Revenue Bonds, Noble Network of
Charter Schools, Series 2013, 6.000%, 9/01/32
9/23 at 100.00 BBB 1,663,918
Illinois Finance Authority, Education Revenue Bonds, Noble
Network of Charter Schools, Series 2015:
885 5.000%, 9/01/25 No Opt. Call BBB 910,692
1,000 5.000%, 9/01/32 9/24 at 100.00 BBB 1,025,000
Illinois Finance Authority, Revenue Bonds, Admiral at the
Lake Project, Refunding Series 2017:
5,575 5.000%, 5/15/33 5/24 at 103.00 N/R 4,870,989
2,750 5.500%, 5/15/54 5/24 at 103.00 N/R 2,191,365
Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2015:
120 4.125%, 5/01/45, (Pre-refunded 5/01/25) 5/25 at 100.00 N/R (6) 125,791
115 4.125%, 5/01/45 5/25 at 100.00 N/R 120,550
615 4.125%, 5/01/45 5/25 at 100.00 AA 589,164
Illinois Finance Authority, Revenue Bonds, Centegra Health
System, Series 2014A:
360 5.000%, 9/01/22, (ETM) No Opt. Call AA+ (6) 362,081
800 5.000%, 9/01/23, (ETM) No Opt. Call AA+ (6) 829,560
55 Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series
2012A, 5.000%, 10/01/22
No Opt. Call BBB- 55,291
6,400 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 N/R 5,661,952
2,700 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2019A, 6.125%, 4/01/58, 144A
10/28 at 100.50 N/R 2,799,819
Illinois Finance Authority, Revenue Bonds, Silver Cross
Hospital and Medical Centers, Refunding Series 2015C:
165 5.000%, 8/15/24 No Opt. Call A3 173,179
375 5.000%, 8/15/25 No Opt. Call A3 400,530

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois Finance Authority, Student Housing & Academic
Facility Revenue Bonds, CHF-Collegiate Housing
Foundation - Chicago LLC University of Illinois at Chicago
Project, Series 2017A:
$ 500 5.000%, 2/15/30 8/27 at 100.00 BB $ 501,535
500 5.000%, 2/15/31 8/27 at 100.00 BB 500,415
500 5.000%, 2/15/32 8/27 at 100.00 BB 497,710
1,000 5.000%, 2/15/37 8/27 at 100.00 BB 983,660
Illinois Sports Facility Authority, State Tax Supported Bonds,
Refunding Series 2021:
1,000 5.000%, 6/15/30 No Opt. Call BB+ 1,021,820
575 5.000%, 6/15/31 No Opt. Call BB+ 585,235
105 Illinois State, General Obligation Bonds, June Series 2016, 4.000%,
6/01/36
6/26 at 100.00 BBB- 100,649
1,000 Illinois State, General Obligation Bonds, March Series 2021A, 4.000%,
3/01/40
3/31 at 100.00 BBB- 931,500
1,925 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/33
5/24 at 100.00 BBB- 1,958,764
2,000 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/30
No Opt. Call BBB- 2,212,400
10,000 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/24
No Opt. Call BBB- 10,465,700
3,835 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/26
No Opt. Call BBB- 4,074,342
2,000 Illinois State, General Obligation Bonds, October Series 2020C, 4.250%,
10/01/45
10/30 at 100.00 N/R 1,871,100
335 Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%,
8/01/23
No Opt. Call BBB- 343,579
Illinois State, General Obligation Bonds, Series 2013:
1,480 5.250%, 7/01/29 7/23 at 100.00 BBB- 1,513,522
1,050 5.250%, 7/01/31 7/23 at 100.00 BBB- 1,068,543
200 5.500%, 7/01/33 7/23 at 100.00 BBB- 204,206
740 Illinois State, General Obligation Bonds, Series 2013A, 5.000%, 4/01/38 4/23 at 100.00 BBB- 744,055
1,040 Lincolnwood, Cook County, Illinois, Tax Increment Revenue Bonds, District
1860 Development Project, Series 2021A, 4.820%, 1/01/41, 144A
11/26 at 100.00 N/R 861,370
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2017B:
300 5.000%, 12/15/31 12/27 at 100.00 BB+ 312,717
745 5.000%, 12/15/33 12/27 at 100.00 BB+ 769,473
500 5.000%, 12/15/34 12/27 at 100.00 BB+ 515,590
2,500 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2020B, 5.000%, 6/15/42
12/30 at 100.00 BB+ 2,561,875
1,971 Minooka, Illinois, Special Assessment Bonds, Refunding Improvement
Series 2014, 5.000%, 12/01/24 - AGM Insured
No Opt. Call AA 2,049,722
Morton Grove, Illinois, Tax Increment Revenue Bonds,
Sawmill Station Redevelopment Project, Senior Lien Series
2019:
500 4.250%, 1/01/29 1/26 at 100.00 N/R 468,995
1,000 5.000%, 1/01/39 1/26 at 100.00 N/R 898,130
525 North Pullman Chicago Neighborhood Initiatives, Inc., Illinois, Certificates
of Participation, Gotham Greens Greenhouse Facility, Redevelopment
Project, Series 2018A, 6.000%, 3/15/34, 144A
7/22 at 100.00 N/R 496,349

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Northern Illinois University, Auxiliary Facilities System
Revenue Bonds, Series 2021:
$ 1,100 4.000%, 10/01/36 - BAM Insured 4/31 at 100.00 Ba2 $ 1,100,616
1,100 4.000%, 10/01/37 - BAM Insured 4/31 at 100.00 Ba2 1,086,767
425 4.000%, 10/01/39 - BAM Insured 4/31 at 100.00 Ba2 414,197
800 4.000%, 10/01/40 - BAM Insured 4/31 at 100.00 Ba2 776,824
800 4.000%, 10/01/41 - BAM Insured 4/31 at 100.00 Ba2 769,240
2,370 Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans
Road Series 2013B, 7.000%, 12/01/33
12/23 at 100.00 N/R 2,308,973
520 Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project,
Series 2015, 5.000%, 10/01/24
No Opt. Call BBB 542,584
South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A:
320 4.000%, 12/01/25 No Opt. Call N/R 323,190
330 4.000%, 12/01/26 No Opt. Call N/R 331,832
345 4.000%, 12/01/27 No Opt. Call N/R 344,717
355 4.000%, 12/01/28 No Opt. Call N/R 350,918
370 4.000%, 12/01/29 12/28 at 100.00 N/R 361,102
385 4.000%, 12/01/30 12/28 at 100.00 N/R 370,659
400 4.000%, 12/01/31 12/28 at 100.00 N/R 381,840
420 4.000%, 12/01/32 12/28 at 100.00 N/R 398,966
435 4.000%, 12/01/33 12/28 at 100.00 N/R 408,800
450 4.000%, 12/01/34 12/28 at 100.00 N/R 418,828
3,725 Southwestern Illinois Development Authority, Environmental Improvement
Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%,
8/01/42, (AMT)
8/22 at 100.00 B- 3,725,224
2,410 Wauconda, Illinois, Special Service Area 1 Secial Tax Bonds, Liberty Lake
Project, Refunding Series 2015, 5.000%, 3/01/33 - BAM Insured
3/25 at 100.00 AA 2,527,367
2,020 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special
Service Area 1 Woods Creek, Refunding Series 2015, 4.500%, 3/01/34
3/25 at 100.00 N/R 1,808,789
995 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special
Service Area 5 Wooded Shores, Refunding Series 2015, 4.250%,
3/01/29
3/25 at 100.00 N/R 933,260
460 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special
Service Area 7 Deep Spring Woods, Refunding Series 2015, 4.250%,
3/01/29
3/25 at 100.00 N/R 431,457
945 Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds,
Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26 (7)
7/22 at 100.00 N/R 945,106
402,064 Total Illinois 410,817,592
Indiana - 0.6%
1,155 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch at
Cook Road Project, Series 2018, 5.300%, 1/01/32, 144A
1/24 at 105.00 N/R 1,033,794
185 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of
Fort Wayne Project, Series 2017, 5.125%, 1/01/32
1/23 at 105.00 N/R 163,945
1,830 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.125%, 6/01/32, 144A
6/30 at 100.00 N/R 1,721,371
2,120 Indiana Finance Authority, Educational Facilities Revenue Bonds, Avondale
Meadows Academy Peoject, Series 2017, 5.000%, 7/01/27
No Opt. Call BB 2,166,470
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A:
165 5.000%, 12/01/30 12/27 at 103.00 N/R 159,713
255 5.000%, 12/01/40 12/27 at 103.00 N/R 228,108

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 655 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016,
6.250%, 12/01/24, 144A
No Opt. Call N/R $ 670,471
3,415 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Evansville Project, Series 2022A, 5.250%, 9/01/37
9/32 at 100.00 N/R 3,449,253
7,455 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A,
4.125%, 12/01/26
No Opt. Call B- 7,410,195
Indiana Finance Authority, Health Facilities Revenue Bonds,
Good Samaritan Hospital Project, Series 2016A:
2,330 5.500%, 4/01/33 4/26 at 100.00 Baa3 2,449,179
1,275 5.500%, 4/01/34 4/26 at 100.00 Baa3 1,338,457
2,500 5.000%, 4/01/37 4/26 at 100.00 Baa3 2,573,025
Indiana Finance Authority, Hospital Revenue Bonds, Major
Hospital Project, Series 2014A:
250 5.000%, 10/01/22, (ETM) No Opt. Call N/R (6) 252,157
325 5.000%, 10/01/23, (ETM) No Opt. Call N/R (6) 337,555
550 5.000%, 10/01/24, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R (6) 571,247
1,400 5.000%, 10/01/29, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R (6) 1,454,082
350 Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere
Housing Project, Series 2016, 5.050%, 4/01/26
4/24 at 102.00 N/R 335,367
3,250 Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%,
12/01/28, (AMT) (7),(8)
No Opt. Call N/R 1,049,198
215 Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of
Terre Haute Project, Series 2017, 5.100%, 1/01/32
1/23 at 105.00 N/R 190,159
Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt
Paper LLC Project, Series 2013:
565 5.875%, 1/01/24, (AMT) No Opt. Call N/R 576,074
6,300 7.000%, 1/01/44, (AMT) 1/24 at 100.00 N/R 6,547,338
3,255 Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds,
Series 2016, 3.500%, 7/15/26
1/23 at 100.00 N/R 3,012,730
39,800 Total Indiana 37,689,888
Iowa - 1.1%
900 Cedar Rapids, Iowa, Hospital Reveenue Bonds, Mercy Medical Center
Project, Series 2003. ARCs, 1.148%, 8/15/32 - AMBAC Insured
No Opt. Call A- 895,500
5,805 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
8/22 at 100.00 Ba2 5,593,756
Iowa Finance Authority, Iowa, Midwestern Disaster
Area Revenue Bonds, Iowa Fertilizer Company Project,
Refunding Series 2022:
7,840 4.000%, 12/01/50, (Mandatory Put 12/01/32) 12/29 at 103.00 N/R 7,833,101
19,395 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 N/R 19,933,017
14,355 5.000%, 12/01/50 12/29 at 103.00 N/R 14,575,493
Iowa Finance Authority, Senior Housing Revenue Bonds,
PHS Council Bluffs, Inc. Project, Series 2018:
170 3.950%, 8/01/23 No Opt. Call N/R 167,996
750 4.450%, 8/01/28 8/23 at 102.00 N/R 706,822
500 5.000%, 8/01/33 8/23 at 102.00 N/R 466,465
92,050 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2, 0.000%,
6/01/65
6/31 at 25.58 N/R 9,435,125

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Iowa (continued)
$ 11,055 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Seenior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49
6/31 at 100.00 BBB $ 10,674,377
152,820 Total Iowa 70,281,652
Kansas - 0.8%
300 Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016, 5.000%, 12/01/41
12/26 at 100.00 Ba1 305,139
Kansas Development Finance Authority Revenue Bonds,
Village Shalom Project, Series 2018A:
750 5.250%, 11/15/33 11/23 at 103.75 N/R 664,388
1,790 5.500%, 11/15/38 11/23 at 103.75 N/R 1,555,832
Manhattan Health Care Facility Revenue Bonds, Kansas,
Meadowlarks Hills Retirement, Series 2021A:
1,000 4.000%, 6/01/36 6/28 at 103.00 BB+ 894,110
1,000 4.000%, 6/01/46 6/28 at 103.00 BB+ 817,870
Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series
2012B:
1,100 0.000%, 12/15/29 (7) 12/22 at 100.00 N/R 550,000
1,750 0.000%, 12/15/34 (7) 12/22 at 100.00 N/R 875,000
Overland Park, Kansas, Sales Tax Special Obligation
Revenue Bonds, Prairiefire at Lionsgate Project, Series
2012:
7,485 4.375%, 12/15/23 12/22 at 100.00 N/R 6,086,128
5,500 5.250%, 12/15/29 12/22 at 100.00 N/R 3,161,675
2,145 6.000%, 12/15/32 12/22 at 100.00 N/R 948,219
Prairie Village, Kansas, Special Obligation Tax Increment
Revenue Bonds, Meadowbrook TIF Project, Refunding
Series 2021:
1,000 2.875%, 4/01/30 4/28 at 100.00 N/R 838,060
1,000 3.125%, 4/01/36 4/28 at 100.00 N/R 767,730
1,730 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2018I, 5.000%, 5/15/47
5/25 at 103.00 N/R 1,536,361
895 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2019III, 5.000%, 5/15/50
5/26 at 103.00 N/R 786,526
800 Wyandotte County/Kansas City Unified Government, Kansas, Community
Improvement District Sales Tax Revenue Bonds, Legends Appartments
Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40
12/26 at 100.00 N/R 733,912
8,610 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015, 5.000%, 9/01/27
9/25 at 100.00 N/R 8,040,362
23,425 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 9/01/39, 144A
3/29 at 103.00 N/R 22,390,552
60,280 Total Kansas 50,951,864
Kentucky - 0.6%
1,470 Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016, 5.000%, 2/01/26
No Opt. Call BB+ 1,531,182
7,250 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022A, 4.450%, 1/01/42, (AMT)
1/32 at 100.00 N/R 6,834,575
Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper
LLC Project, Series 2022B:
11,680 3.700%, 1/01/32, (AMT) No Opt. Call N/R 11,226,699
9,540 4.450%, 1/01/42, (AMT) 1/32 at 100.00 N/R 8,993,358

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
$ 1,665 Kentucky Bond Development Corporation, Tax Increment Revenue Bonds,
Summit Lexington Project, Series 2016A, 4.400%, 10/01/24
No Opt. Call N/R $ 1,607,957
1,090 Kentucky Economic Development Finance Authority, Kentucky, Healthcare
Facilities Revenue Bonds, Rosedale Green Project, Refunding Series
2015, 5.000%, 11/15/25
No Opt. Call N/R 1,076,026
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
155 5.000%, 7/01/22 No Opt. Call Baa2 155,000
3,560 5.000%, 7/01/33 7/25 at 100.00 Baa2 3,686,807
36,410 Total Kentucky 35,111,604
Louisiana - 1.1%
2,250 Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade Corporation
Project, Series 2002, 6.800%, 2/01/27
8/22 at 100.00 B1 2,249,955
1,000 Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019, 5.000%,
12/01/39
12/29 at 100.00 BB 1,029,350
Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy
Project, Series 2018A:
1,910 4.800%, 6/15/29, 144A 6/28 at 100.00 N/R 1,935,804
500 5.500%, 6/15/38, 144A 6/28 at 100.00 N/R 508,845
Juban Trails Community Development District, Livingston
Parish, Louisiana, Special Assessment  Revenue Bonds,
Series 2022:
250 3.375%, 6/01/27, 144A No Opt. Call N/R 229,447
250 3.750%, 6/01/32, 144A No Opt. Call N/R 217,645
Lakeshore Villages Master Community Development
District, Louisiana, Special Assessment Revenue Bonds,
Series 2021:
505 2.375%, 6/01/26 No Opt. Call N/R 465,918
695 2.875%, 6/01/31 No Opt. Call N/R 596,206
Lakeshore Villages Master Community Development
District, Louisiana, Special Assessment Revenue Bonds,
Series 2022:
300 4.450%, 6/01/27 No Opt. Call N/R 301,584
250 5.000%, 6/01/32 No Opt. Call N/R 253,125
750 5.375%, 6/01/42 6/32 at 100.00 N/R 759,435
1,180 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A
11/28 at 100.00 N/R 1,220,391
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, New Orleans
GOMESA Project, Series 2021, 4.000%, 11/01/46, 144A
11/30 at 100.00 N/R 2,323,260
445 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish
GOMESA Project, Series 2018, 5.375%, 11/01/38, 144A
11/28 at 100.00 N/R 451,746
4,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical
Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 BBB 3,767,240
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westside Habilitation Center
Project, Refunding Series 2017A, 5.750%, 2/01/32, 144A
2/27 at 100.00 N/R 976,970

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 725 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/29, 144A
6/27 at 100.00 N/R $ 717,054
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Lincoln Preparatory School Project, Series 2021A:
300 5.000%, 6/01/31, 144A No Opt. Call N/R 293,661
805 5.000%, 6/01/41, 144A 6/31 at 100.00 N/R 716,329
735 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/30, 144A
4/27 at 100.00 N/R 716,088
7,025 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R 7,120,610
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, BBR Schools - Materra Campus Project, Series
2021A:
600 4.000%, 6/01/31, 144A 6/26 at 100.00 N/R 561,378
1,350 4.000%, 6/01/41, 144A 6/26 at 100.00 N/R 1,154,979
810 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore
Academy Project, Series 2021A, 5.000%, 6/01/31, 144A
No Opt. Call N/R 794,003
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Lincoln Preparatory School Project, Series 2022A:
435 6.125%, 6/01/37, 144A , (WI/DD, Settling 7/07/22) 6/31 at 100.00 N/R 435,409
185 6.375%, 6/01/52, 144A , (WI/DD, Settling 7/07/22) 6/31 at 100.00 N/R 185,296
2,750 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane
University, Refunding Series 2020A, 5.000%, 4/01/45
4/30 at 100.00 N/R 2,922,150
Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017:
500 5.000%, 7/01/27 (7) No Opt. Call D 470,000
1,745 5.000%, 7/01/28 (7) 7/27 at 100.00 D 1,640,300
1,680 5.000%, 7/01/29 (7) 7/27 at 100.00 D 1,579,200
1,695 5.000%, 7/01/30 (7) 7/27 at 100.00 D 1,593,300
1,000 5.000%, 7/01/32 (7) 7/27 at 100.00 D 940,000
750 5.000%, 7/01/33 (7) 7/27 at 100.00 D 705,000
1,500 5.000%, 7/01/37 (7) 7/27 at 100.00 D 1,410,000
Louisiana Public Facilities Authority, Revenue Bonds,
Ochsner Clinic Foundation Project, Series 2015:
430 5.000%, 5/15/25 No Opt. Call A3 457,378
400 5.000%, 5/15/26 5/25 at 100.00 A3 423,064
475 5.000%, 5/15/27 5/25 at 100.00 A3 501,287
Louisiana Public Facilities Authority, Revenue Bonds,
Southwest Louisiana Charter Academy Foundation Project,
Series 2013A:
420 6.625%, 12/15/23 No Opt. Call N/R 426,787
770 8.375%, 12/15/43 12/23 at 100.00 N/R 787,002
4,000 Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue
Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24,
(AMT), 144A (7)
No Opt. Call N/R 40
980 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017B, 5.000%, 1/01/27, (AMT)
No Opt. Call A- 1,060,556
New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Refunding Series 2014:
500 5.000%, 6/01/24 No Opt. Call BBB+ 525,410
500 5.000%, 6/01/25 6/24 at 100.00 BBB+ 527,040
835 New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014,
5.000%, 12/01/26
12/24 at 100.00 BBB+ 882,403

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 3,990 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call BB- $ 4,416,132
3,405 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB- 3,776,962
4,190 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 BB- 4,647,716
2,735 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call BB- 3,027,098
4,280 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB- 4,473,456
3,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB- 2,811,330
785 Saint Tammany Public Trust Financing Authority, Louisiana, Revenue
Bonds, Christwood Project, Refunding Series 2015, 5.000%, 11/15/24
No Opt. Call N/R 796,987
74,570 Total Louisiana 70,782,326
Maine - 0.3%
2,465 Maine Educational Loan Authority, Student Loan Revenue Bonds,
Supplemental Education Loan Program, Class A Series 2012A-1,
5.050%, 12/01/27, (AMT)
12/22 at 100.00 A2 2,491,055
6,800 Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Casella
Waste Systems, Inc. Project, Series 2015, 5.125%, 8/01/35, (AMT),
(Mandatory Put 8/01/25), 144A
No Opt. Call B 6,918,456
13,130 Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal
Resources of Maine LLC Project, Green Series 2017, 0.000%, 12/15/33,
(AMT), 144A (7),(8)
12/26 at 100.00 N/R 182,507
Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2013:
1,000 5.000%, 7/01/26, (Pre-refunded 7/01/23) 7/23 at 100.00 Ba1 (6) 1,031,210
500 5.000%, 7/01/27, (Pre-refunded 7/01/23) 7/23 at 100.00 Ba1 (6) 515,605
9,050 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade
Corporation Project, Series 2001, 6.875%, 10/01/26, (AMT)
8/22 at 100.00 B1 9,049,819
32,945 Total Maine 20,188,652
Maryland - 1.2%
305 Anne Arundel County, Maryland, Special Tax District Revenue Bonds,
Villages at Two Rivers Projects, Series 2014, 4.200%, 7/01/24
No Opt. Call N/R 305,689
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
2,360 5.000%, 9/01/30 9/27 at 100.00 CCC 2,333,804
2,210 5.000%, 9/01/31 9/27 at 100.00 CCC 2,172,541
1,000 5.000%, 9/01/32 9/27 at 100.00 CCC 978,220
1,500 5.000%, 9/01/33 9/27 at 100.00 CCC 1,459,845
1,000 5.000%, 9/01/35 9/27 at 100.00 CCC 965,090
500 5.000%, 9/01/36 9/27 at 100.00 CCC 480,400
1,500 5.000%, 9/01/39 9/27 at 100.00 CCC 1,415,940
10,260 5.000%, 9/01/42 9/27 at 100.00 CCC 9,372,818
12,590 5.000%, 9/01/46 9/27 at 100.00 CCC 11,555,983

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
Baltimore, Maryland, Special Obligation Bonds,
Consolidated Tax Increment Financing, Series 2015:
$ 375 5.000%, 6/15/23 No Opt. Call BBB+ $ 386,059
260 5.000%, 6/15/24 No Opt. Call BBB+ 272,654
275 5.000%, 6/15/25 6/24 at 100.00 BBB+ 286,984
385 5.000%, 6/15/26 6/24 at 100.00 BBB+ 400,589
345 5.000%, 6/15/27 6/24 at 100.00 BBB+ 358,507
550 Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research
Park Project, Series 2017A, 4.000%, 9/01/27
No Opt. Call N/R 544,924
Baltimore, Maryland, Special Obligation Bonds, Harbor
Point Project, Refunding Series 2016:
1,440 4.250%, 6/01/26 No Opt. Call N/R 1,445,083
2,100 4.750%, 6/01/31 6/26 at 100.00 N/R 2,102,856
580 Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A, 4.000%, 2/15/28, 144A
2/26 at 100.00 N/R 566,886
2,200 Hyattsville, Maryland, Special Obligation Bonds, University Town Center
Project, Series 2016, 5.000%, 7/01/27
7/25 at 100.00 N/R 2,200,396
8,085 Maryland Economic Development Corporation (Purple Line Light Rail
Project), Private Activity Revenue Bonds, Series 2022B (Green Bonds),
5.250%, 6/30/47, (AMT)
6/32 at 100.00 N/R 8,294,321
5,910 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
8/22 at 100.00 BB- 5,923,298
Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A:
3,360 2.500%, 12/01/22 (7) No Opt. Call N/R 2,016,000
6,895 2.500%, 12/01/31 (7) 8/22 at 100.00 N/R 4,137,000
1,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 2.625%,
12/01/31 (7)
8/22 at 100.00 N/R 600,000
Maryland Economic Development Corporation, Senior
Student Housing Revenue Bonds, Towson University
Project, Refunding Series 2017:
270 5.000%, 7/01/27 No Opt. Call BB+ 274,042
190 5.000%, 7/01/29 7/27 at 100.00 BB+ 191,081
325 5.000%, 7/01/30 7/27 at 100.00 BB+ 325,422
375 5.000%, 7/01/31 7/27 at 100.00 BB+ 373,924
530 5.000%, 7/01/37 8/22 at 100.00 BB+ 513,692
2,640 Maryland Economic Development Corporation, Special Obligation Bonds,
Metro Centre Owings Mills Project, Series 2017, 3.750%, 7/01/27
1/27 at 100.00 N/R 2,563,862
2,500 Maryland Economic Development Corporation, Special Obligation Bonds,
Port Covington Project, Series 2020, 4.000%, 9/01/40
9/30 at 100.00 N/R 2,192,400
3,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/31
7/27 at 100.00 Baa3 3,691,590
4,310 Maryland Health and HIgher Educational Facilities Authority, Revenue
Bonds, Greater Baltimore Medical Center, Series 2021A, 3.000%,
7/01/46
7/31 at 100.00 A 3,288,530
400 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Green Street Academy, Series 2017A, 5.000%, 7/01/27, 144A
No Opt. Call N/R 406,980
750 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Imagine Andrews Public Charter School, Series 2022A, 5.500%,
5/01/42, 144A
5/30 at 100.00 N/R 745,455

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 945 Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 4.375%, 7/01/30,
144A
1/26 at 100.00 N/R $ 948,175
600 Prince George's County, Maryland, Special Obligation Bonds, Westphalia
Town Center Project, Series 2018, 5.000%, 7/01/30, 144A
7/28 at 100.00 N/R 607,716
84,320 Total Maryland 76,698,756
Massachusetts - 0.2%
Lowell, Massachusetts, Collegiate Charter School Revenue
Bonds, Series 2019:
435 4.000%, 6/15/24 No Opt. Call N/R 433,704
490 5.000%, 6/15/29 6/26 at 100.00 N/R 498,394
530 5.000%, 6/15/39 6/26 at 100.00 N/R 527,583
2,000 Massachusetts Development Finance Agency Revenue Bonds, Lawrence
General Hospital Issue, Series 2017, 5.000%, 7/01/47
7/27 at 100.00 B- 1,617,040
545 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Retirement Community Lennox, Series 2015, 5.000%, 7/01/25
No Opt. Call A+ 559,382
Massachusetts Development Finance Agency, Revenue
Bonds, Milford Regional Medical Center Issue, Series
2014F:
335 5.000%, 7/15/22 No Opt. Call BB+ 335,254
325 5.000%, 7/15/23 No Opt. Call BB+ 332,576
315 5.000%, 7/15/24 7/23 at 100.00 BB+ 322,034
4,600 Massachusetts Educational Financing Authority, Student Loan Revenue
Bonds, Issue I Series 2014, 5.000%, 1/01/26, (AMT)
1/25 at 100.00 A 4,832,346
470 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2007A, 1.432%, 5/01/37 - NPFG Insured (3-Month LIBOR*0.67%
reference rate + 0.570% spread) (5)
8/22 at 100.00 AA 442,632
10,045 Total Massachusetts 9,900,945
Michigan - 1.5%
Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019:
220 3.500%, 11/01/24 No Opt. Call BB 215,901
410 3.875%, 11/01/29 11/27 at 102.00 BB 384,957
85 5.000%, 11/01/34 11/27 at 102.00 BB 83,689
350 Conner Creek Academy East, Michigan, Public School Revenue Bonds,
Series 2007, 5.000%, 11/01/26
8/22 at 100.00 B 324,604
County of Calhoun Hospital Finance Authority, Michigan,
Hospital Revenue Bonds, Oaklawn Hospital, Refunding
Series 2016:
1,915 5.000%, 2/15/30 2/27 at 100.00 Ba1 2,022,662
2,010 5.000%, 2/15/31 2/27 at 100.00 Ba1 2,111,967
3,305 Detroit Service Learning Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 4.000%, 7/01/31
7/28 at 103.00 BB- 3,067,998
50,000 Detroit, Michigan, Sewage Disposal System Revenue Bonds, Senior Lien
Floating Libor Notes Series 2006D, 2.094%, 7/01/32 - AGM Insured
(3-Month LIBOR*0.67% reference rate + 0.600% spread) (5)
10/22 at 100.00 A1 48,830,500
5 Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien,
Series 2006B, 5.000%, 7/01/36 - NPFG Insured
8/22 at 100.00 A2 5,014
10,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
8/22 at 100.00 N/R 8,029,600
1,250 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Aquinas College Project, Refunding Series 2021,
4.000%, 5/01/31
No Opt. Call N/R 1,135,762

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 705 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019,
4.000%, 2/01/29
2/27 at 102.00 BB+ $ 678,118
1,245 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Hanley International Academy, Inc. Project, Refunding
Series 2021, 3.500%, 9/01/30
No Opt. Call BB 1,107,228
625 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Madison Academy Project, Refunding Series 2021,
4.250%, 12/01/39
12/27 at 100.00 N/R 504,913
1,335 Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 N/R 1,091,109
7,895 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 BBB 8,323,541
108,530 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65
12/30 at 18.38 N/R 9,938,092
1,080 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2019A-1, 3.350%, 10/01/49
10/28 at 100.00 AA 914,317
665 Saline Economic Development Corporation, Michigan, Limited Obligation
Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series
2012, 5.250%, 6/01/32
8/22 at 100.00 BB 647,936
1,115 Universal Academy, Michigan, Public School Academy Bonds, Refunding
Series 2021, 4.000%, 12/01/40
12/28 at 103.00 BBB- 1,011,829
580 Warren Academy, Macomb County, Michigan, Revenue Bonds, Public
School Academy, Refunding Series 2020A, 5.000%, 5/01/35, 144A
5/27 at 100.00 N/R 514,762
193,325 Total Michigan 90,944,499
Minnesota - 1.2%
Baytown Township, Minnesota Charter School Lease
Revenue Bonds, Saint Croix Preparatory Academy,
Refunding Series 2016A:
320 3.500%, 8/01/26 No Opt. Call BB+ 307,398
400 3.500%, 8/01/27 8/26 at 100.00 BB+ 379,936
270 4.000%, 8/01/28 8/26 at 100.00 BB+ 260,245
415 4.000%, 8/01/29 8/26 at 100.00 BB+ 395,512
260 4.000%, 8/01/30 8/26 at 100.00 BB+ 244,876
300 4.000%, 8/01/31 8/26 at 100.00 BB+ 279,360
455 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Taxable Series 2021B, 6.000%, 6/15/27
No Opt. Call N/R 424,479
Brooklyn Park, Minnesota, Charter School Lease Revenue
Bonds, Athlos Leadership Academy Project, Series 2015A:
480 4.750%, 7/01/25 No Opt. Call N/R 480,398
630 5.250%, 7/01/30 7/25 at 100.00 N/R 633,276
City of Ham Lake, Minnesota, Charter School Lease
Revenue Bonds, DaVinci Academy Project,Series 2016A:
375 4.000%, 7/01/28 7/24 at 102.00 N/R 371,647
540 5.000%, 7/01/31 7/24 at 102.00 N/R 554,310
Columbia Heights, Minnesota, Charter School Lease
Revenue Bonds, Prodeo Academy Project, Series 2019A:
1,415 3.875%, 7/01/29 7/27 at 102.00 N/R 1,310,997
1,680 5.000%, 7/01/34 7/27 at 102.00 N/R 1,616,933
2,135 5.000%, 7/01/39 7/27 at 102.00 N/R 1,989,094

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 1,000 Columbus, Minnesota, Charter School Lease Revenue Bonds, New
Millennium Academy Project, Series 2015A, 5.000%, 7/01/25
No Opt. Call B $ 963,750
70 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 4.400%, 7/01/25
No Opt. Call BB+ 70,422
Duluth Economic Development Authority, Minnesota,
Health Care Facilities Revenue Bonds, Saint Luke's Hospital
of Duluth Obligated Group, Series 2022A,  Forward
Delivery:
500 5.000%, 6/15/29 No Opt. Call BBB- 540,630
500 5.000%, 6/15/30 No Opt. Call BBB- 541,435
500 5.000%, 6/15/31 No Opt. Call BBB- 541,480
500 5.000%, 6/15/32 No Opt. Call BBB- 541,645
625 5.000%, 6/15/33 6/32 at 100.00 BBB- 669,356
600 4.000%, 6/15/34 6/32 at 100.00 BBB- 576,336
260 4.000%, 6/15/35 6/32 at 100.00 BBB- 247,362
450 4.000%, 6/15/36 6/32 at 100.00 BBB- 425,754
425 4.000%, 6/15/37 6/32 at 100.00 BBB- 399,334
300 4.000%, 6/15/39 6/32 at 100.00 BBB- 278,127
Hugo, Minnesota, Charter School Lease Revenue Bonds,
Noble Academy Project, Series 2014A:
500 4.000%, 7/01/23 No Opt. Call BB 501,200
420 4.000%, 7/01/24 No Opt. Call BB 420,076
500 5.000%, 7/01/29 7/24 at 100.00 BB 504,985
Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project,
Series 2021A:
225 3.250%, 6/01/31 6/29 at 102.00 N/R 189,155
170 4.000%, 6/01/41 6/29 at 102.00 N/R 135,024
2,100 Independence, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2021A, 5.000%, 7/01/56, 144A
7/27 at 100.00 N/R 1,518,300
550 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29,
(AMT)
8/22 at 100.00 B1 549,989
1,880 Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen Second Century & Owatonna Senior Living Project, Refunding
Series 2014A, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
8/22 at 100.00 N/R 1,842,889
Maple Plain, Minnesota Senior Housing and Healthcare
Revenue Bonds, Haven Homes, Inc. Project, Series 2019:
500 4.250%, 7/01/39 7/25 at 102.00 N/R 434,060
500 5.000%, 7/01/39 7/25 at 102.00 N/R 483,330
275 Minneapolis & Saint Paul Housing and Redevelopment Authority,
Minnesota, Revenue Bonds, Series 1998A, Allina Health System, Tranche
I PARS, 2.371%, 8/01/28 - NPFG Insured
6/22 at 100.00 AA- 275,000
850 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.250%, 6/01/42
6/32 at 100.00 N/R 859,775
260 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Taxable Series 2022B, 5.500%, 6/01/27
No Opt. Call N/R 264,027
585 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship
Academy of the Arts Project, Series 2019A, 4.000%, 12/01/31, 144A
12/27 at 100.00 N/R 530,022
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Hennepin Schools Project, Series 2021A:
1,685 4.000%, 7/01/31 No Opt. Call N/R 1,613,270
4,350 4.000%, 7/01/41 7/31 at 100.00 N/R 3,664,266
1,180 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2016A, 4.000%, 7/01/26
7/24 at 102.00 N/R 1,179,127

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 585 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2017A, 5.500%, 7/01/27, 144A
No Opt. Call N/R $ 597,285
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Twin Cities International Schools Project, Series
2017A:
400 3.750%, 12/01/22, 144A No Opt. Call N/R 399,864
1,840 4.250%, 12/01/27, 144A No Opt. Call N/R 1,830,266
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Venture Academy Project, Series 2022A:
650 5.000%, 6/01/32, 144A 6/30 at 102.00 N/R 622,044
2,365 5.250%, 6/01/42, 144A 6/30 at 102.00 N/R 2,199,261
4,035 5.250%, 6/01/52, 144A 6/30 at 102.00 N/R 3,616,449
3,005 5.500%, 6/01/57, 144A 6/30 at 102.00 N/R 2,745,518
130 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 5.000%, 7/01/23
No Opt. Call BB+ 130,879
Minneapolis, Minnesota, Tax Increment Revenue Bonds,
Village at St. Anthony Falls Project, Refunding Series 2015:
335 4.000%, 3/01/24 3/23 at 100.00 N/R 335,231
325 4.000%, 3/01/27 3/23 at 100.00 N/R 323,346
Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A:
545 4.150%, 9/01/24 No Opt. Call BB- 539,659
1,100 5.000%, 9/01/34 9/24 at 100.00 BB- 1,068,705
2,285 Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen
Second Century & Owatonna Senior Living Project, Refunding Series
2014B, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
8/22 at 100.00 N/R 2,228,606
775 Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter
School Project, Refunding Series 2013A, 5.000%, 12/01/23
8/22 at 100.00 BBB- 776,449
1,335 Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester
Math & Science Academy Project, Series 2018A, 4.500%, 9/01/26
No Opt. Call N/R 1,263,604
Saint Cloud, Minnesota, Charter School Lease Revenue
Bonds, Athlos Academy, Series 2022A:
6,165 5.500%, 6/01/42, 144A 6/30 at 102.00 N/R 5,754,966
10,650 5.750%, 6/01/52, 144A 6/30 at 102.00 N/R 9,959,667
2,000 5.875%, 6/01/57, 144A 6/30 at 102.00 N/R 1,872,420
800 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 3.750%, 4/01/26
No Opt. Call N/R 725,000
3,910 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2016A, 5.000%, 7/01/28, 144A
7/26 at 100.00 N/R 3,929,120
200 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series 2017A,
4.750%, 7/01/29, 144A
7/27 at 100.00 N/R 201,222
Saint Paul Housing and Redevelopment Authority,
Minnesota, Lease Revenue Bonds, Hope Community
Academy Project, Series 2015A:
740 4.000%, 12/01/24 No Opt. Call BB 717,208
700 4.500%, 12/01/29 12/24 at 100.00 BB 646,597
Savage, Minnesota Charter School Lease Revenue Bonds,
Aspen Academy Project, Series 2016A:
1,425 4.000%, 10/01/26 No Opt. Call N/R 1,408,513
1,115 4.750%, 10/01/31 10/26 at 100.00 N/R 1,100,973

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 120 Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds,
Bluffview Montessori School Project, Refunding Series 2016, 3.750%,
6/01/26
6/24 at 100.00 N/R $ 114,569
Woodbury Housing and Redevelopment Authority,
Minnesota, Revenue Bonds, Saint Therese of Woodbury,
Series 2014:
200 4.000%, 12/01/23 No Opt. Call N/R 197,896
400 4.000%, 12/01/24 No Opt. Call N/R 392,260
80,070 Total Minnesota 75,706,164
Mississippi - 0.1%
1,640 Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Series
2019A, 4.000%, 10/15/30, 144A
10/26 at 100.00 N/R 1,424,553
2,700 Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue
Bonds, King Edward Mixed-Use Project, Refunding Subordinate Series
2019B, 4.000%, 10/15/49, (Mandatory Put 4/15/29), 144A
10/26 at 100.00 N/R 2,265,732
6,520 Mississippi Business Finance Corporation, Revenue Bonds, System Energy
Resources, Inc. Project, Refunding Series 2021, 2.375%, 6/01/44
6/26 at 100.00 Baa1 4,412,736
10,860 Total Mississippi 8,103,021
Missouri - 0.8%
Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016:
1,515 5.000%, 8/01/24 No Opt. Call Ba1 1,575,221
1,910 5.000%, 8/01/27 8/26 at 100.00 Ba1 2,036,576
1,000 4.000%, 8/01/38 8/26 at 100.00 Ba1 933,990
Branson Industrial Development Authority, Missouri,
Tax Increment Revenue Bonds, Branson Shoppes
Redevelopment Project, Refunding Series 2017A:
650 4.000%, 11/01/26 11/25 at 100.00 N/R 626,438
1,125 4.000%, 11/01/27 11/25 at 100.00 N/R 1,068,379
1,475 3.900%, 11/01/29 11/25 at 100.00 N/R 1,340,878
615 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
3/23 at 103.00 Ba1 644,053
Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A:
875 5.000%, 3/01/27 No Opt. Call Ba1 933,975
1,400 5.000%, 3/01/28 3/27 at 100.00 Ba1 1,486,828
700 5.000%, 3/01/30 3/27 at 100.00 Ba1 737,443
200 5.000%, 3/01/31 3/27 at 100.00 Ba1 209,948
3,525 5.000%, 3/01/36 3/27 at 100.00 Ba1 3,657,258
965 Kansas City Industrial Development Authority, Missouri, Revenue Bonds,
Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A
9/24 at 103.00 N/R 814,093
1,100 Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 5.000%, 4/01/46, 144A
4/26 at 100.00 N/R 959,101
Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A:
1,000 5.000%, 5/15/25 No Opt. Call BB 1,008,950
1,075 5.000%, 5/15/26 No Opt. Call BB 1,082,052
1,080 5.000%, 5/15/27 No Opt. Call BB 1,081,771
1,150 5.250%, 5/15/28 5/27 at 100.00 BB 1,159,234
2,645 5.250%, 5/15/31 5/27 at 100.00 BB 2,620,825

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Land Clearance for Redevelopment Authority of Kansas
City, Missouri, Project Revenue Bonds, Convention Center
Hotel Project - TIF Financing, Series 2018B:
$ 1,435 4.375%, 2/01/31, 144A 2/28 at 100.00 N/R $ 1,273,347
4,550 5.000%, 2/01/40, 144A 2/28 at 100.00 N/R 3,774,316
1,860 Lee's Summit, Missouri, Special Obligation Tax Increment and Special
District Improvement Bonds, Summit Fair Project, Refunding Series
2017, 4.000%, 11/01/27, 144A
No Opt. Call N/R 1,775,072
940 Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A, 5.125%, 6/01/25, 144A
No Opt. Call N/R 923,202
Missouri Southern State University, Auxiliary Enterprise
System Revenue Bonds, Series 2021:
2,040 3.000%, 10/01/26 No Opt. Call N/R 1,889,448
2,515 4.000%, 10/01/31 No Opt. Call N/R 2,268,128
2,135 4.000%, 10/01/34 10/31 at 100.00 N/R 1,840,263
Plaza at Noah's Ark Community Improvement District, Saint
Charles, Missouri, Tax Increment and Improvement District
Revenue Bonds, Series 2021:
150 3.000%, 5/01/30 5/29 at 100.00 N/R 134,138
500 3.125%, 5/01/35 5/29 at 100.00 N/R 416,175
610 Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria
Project, Refunding & Improvement Series 2014A, 5.000%, 5/01/24
5/23 at 100.00 N/R 605,144
2,095 Saint Louis County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Nazareth Living Center, Series 2015A, 5.000%,
8/15/25
No Opt. Call N/R 2,127,410
Saint Louis County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Ranken-Jordan
Project, Refunding & Improvement Series 2016:
895 5.000%, 11/15/27 11/25 at 100.00 N/R 919,988
990 5.000%, 11/15/29 11/25 at 100.00 N/R 1,010,473
1,095 5.000%, 11/15/31 11/25 at 100.00 N/R 1,110,615
655 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.000%,
12/01/25
No Opt. Call N/R 665,382
725 Saint Louis Industrial Development Authority, Missouri, Confluence
Academy Project, Series 2007A, 5.250%, 6/15/25
8/22 at 100.00 N/R 707,636
1,500 Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual
Appropriation Revenue Bonds, Contractual Payments of St. Louis City
Scottrade Center Project, Series 2018A, 5.000%, 4/01/38
4/27 at 100.00 A 1,624,590
555 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
3/23 at 103.00 Ba1 580,691
2,025 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 3.875%, 11/15/29
11/26 at 100.00 N/R 1,806,341
500 The Industrial Development Authority of the County of St. Louis, Missouri,
Transportation Development Refunding Revenue Bonds, Series 2019B,
4.375%, 3/01/33, 144A
3/27 at 100.00 N/R 453,180
425 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series
2020A, 3.375%, 4/01/37
4/28 at 100.00 N/R 384,816
52,200 Total Missouri 50,267,368

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Montana - 0.0%
Kalispell, Montana, Housing and Healthcare Facilities
Revenue Bonds, Immanuel Lutheran Corporation, Series
2017A:
$ 1,000 5.000%, 5/15/27 5/25 at 102.00 N/R $ 1,013,270
1,180 5.250%, 5/15/30 5/25 at 102.00 N/R 1,193,016
435 5.250%, 5/15/32 5/25 at 102.00 N/R 437,005
2,615 Total Montana 2,643,291
Nebraska - 0.0%
2,425 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/42
No Opt. Call BBB+ 2,581,704
Nevada - 0.8%
Clark County, Nevada, Local Improvement Bonds, Special
Improvement District 142 Mountain's Edge, Refunding
2012:
805 4.000%, 8/01/22 No Opt. Call A 806,385
1,135 4.000%, 8/01/23 8/22 at 100.00 A 1,136,509
550 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 151 Summerlin-Mesa, Refunding Series 2015, 4.500%, 8/01/24
No Opt. Call N/R 557,040
1,160 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/28
8/25 at 100.00 N/R 1,186,750
1,102 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2017B, 5.125%, 12/15/37, (AMT), 144A
12/27 at 100.00 N/R 855,060
3,030 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2018, 6.950%, 2/15/38, (AMT), 144A
8/28 at 100.00 N/R 2,779,025
2,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R 1,779,100
Director of Nevada State Department of Business &
Industry, Environmental Improvement Revenue Bonds,
Fulcrum Sierra BioFuels LLC Project, Series 2017:
11,376 5.875%, 12/15/27, (AMT), 144A No Opt. Call N/R 11,818,250
2,935 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R 2,708,183
850 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series 2015,
4.000%, 12/15/25, 144A
No Opt. Call BB 843,506
450 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2018A, 4.500%, 12/15/29, 144A
12/25 at 100.00 BB 451,840
Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series
2016:
1,565 4.000%, 9/01/32 9/26 at 100.00 N/R 1,488,049
675 4.000%, 9/01/35 9/26 at 100.00 N/R 624,537
795 Henderson, Nevada, Local Improvement District No. T-20 Rainbow
Canyon, Local Improvement Bonds, Series 2018, 5.000%, 9/01/38
9/28 at 100.00 N/R 803,888
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 808 & 810 Summerlin Village 23B,
Refunding Series 2014:
485 5.000%, 6/01/23 No Opt. Call N/R 492,450
450 5.000%, 6/01/24 No Opt. Call N/R 463,711
735 5.000%, 6/01/25 6/24 at 100.00 N/R 755,117

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 24, Series
2015:
$ 465 5.000%, 12/01/26 12/25 at 100.00 N/R $ 480,745
1,450 5.000%, 12/01/28 12/25 at 100.00 N/R 1,485,960
325 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 814 Summerlin Village 21& 24A, Series 2019, 4.000%, 6/01/39
6/29 at 100.00 N/R 297,245
335 Neveda State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series
2017A, 5.000%, 7/15/27, 144A
7/25 at 100.00 BB+ 341,110
North Las Vegas, Nevada, Local Improvement Bonds,
Special Improvement District 64 Valley Vista, Series 2019:
660 4.250%, 6/01/34 12/28 at 100.00 N/R 642,101
800 4.500%, 6/01/39 12/28 at 100.00 N/R 778,752
North Las Vegas, Nevada, Local Improvement Bonds,
Special Improvement District 65 Northern Beltway
Commercial Area, Series 2017:
1,685 4.000%, 12/01/27, 144A No Opt. Call N/R 1,697,570
840 5.000%, 12/01/37, 144A 12/27 at 100.00 N/R 856,145
3,795 Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation
Bonds, Senior Lien, Refunding Series 2007B, 5.000%, 6/01/27
8/22 at 100.00 BB- 3,795,304
1,350 Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation
Bonds, Series 2007C, 5.400%, 6/01/27
8/22 at 100.00 N/R 1,297,661
400 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018B,
5.000%, 6/01/38 - AGM Insured
12/28 at 100.00 A2 430,332
Sparks, Nevada, Sales Tax Revenue Bonds, Tourism
Improvement District 1 Legends at Sparks Marina,
Refunding Senior Series 2019A:
200 2.500%, 6/15/24, 144A No Opt. Call Ba2 193,530
4,735 2.750%, 6/15/28, 144A No Opt. Call Ba2 4,248,289
2,500 Tahoe-Douglas Visitors Authority, Nevada, Stateline Revenue Bonds,
Series 2020, 5.000%, 7/01/40
7/30 at 100.00 N/R 2,531,325
49,638 Total Nevada 48,625,469
New Hampshire - 0.1%
4,770 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020A, 3.625%, 7/01/43,
(Mandatory Put 7/02/40), 144A
7/25 at 100.00 B 3,869,853
4,520 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020B, 3.750%, 7/01/45,
(AMT), (Mandatory Put 7/02/40), 144A
7/25 at 100.00 B 3,691,032
9,290 Total New Hampshire 7,560,885
New Jersey - 2.2%
6,035 Camden County Improvement Authority, New Jersey, Lease Revenue
Bonds, Rowan University School of Osteopathic Medicine Project,
Refunding Series 2013A, 5.000%, 12/01/32
12/23 at 100.00 A 6,177,667
1,995 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call Ba1 (6) 2,086,630
New Jersey Building Authority, State Building Revenue
Bonds, Refunding Series 2016A:
445 4.000%, 6/15/30, (Pre-refunded 6/15/26) 6/26 at 100.00 N/R (6) 473,030
1,070 4.000%, 6/15/30, (Pre-refunded 6/15/26) 6/26 at 100.00 BBB (6) 1,133,248

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 100 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Greater Brunswick Charter School, Series 2014A, 4.750%,
8/01/24, 144A
No Opt. Call N/R $ 100,643
900 New Jersey Economic Development Authority, Charter School Revenue
Bonds, North Star Academy Charter School of Newark, Series 2017,
5.000%, 7/15/32
7/27 at 100.00 BBB- 929,763
New Jersey Economic Development Authority, Charter
School Revenue Bonds, Teaneck Community Charter
School, Series 2017A:
45 3.500%, 9/01/22, 144A No Opt. Call BB 44,989
210 4.250%, 9/01/27, 144A No Opt. Call BB 210,429
New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014:
520 4.375%, 1/01/24 No Opt. Call N/R 518,180
2,000 5.000%, 1/01/34 1/24 at 100.00 N/R 1,928,840
860 New Jersey Economic Development Authority, Lease Revenue Bonds,
Liberty State Park Project, Refunding Series 2015A, 4.125%, 6/15/26
6/25 at 100.00 BBB 878,292
New Jersey Economic Development Authority, Lease
Revenue Bonds, State House Project, Series 2017B:
6,680 4.000%, 6/15/29 12/28 at 100.00 BBB 6,799,973
2,780 5.000%, 6/15/35 12/28 at 100.00 BBB 2,927,729
980 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 BB+ 937,762
5,000 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/25
No Opt. Call BBB 5,296,200
650 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Rowan Properties LLC - Rowan University Student Housing
Project, Series 2015A, 5.000%, 1/01/25
No Opt. Call B 647,745
10,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/26
6/25 at 100.00 BBB 10,505,100
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Tender Option Bond Trust
Series 2018-XG0168:
1,000 4.508%, 9/01/27, 144A, (IF) (4) 3/23 at 100.00 BBB 1,025,520
New Jersey Economic Development Authority, School
Facilities Construction Financing Program Bonds,
Refunding Series 2013-I:
19,735 1.600%, 9/01/27, (UB) (SIFMA reference rate + 1.550% spread) (4) 3/23 at 100.00 BBB 19,860,909
3,000 2.510%, 3/01/28 (SIFMA reference rate + 1.600% spread) (5) 3/23 at 100.00 BBB 3,019,830
2,200 2.510%, 3/01/28, (UB) (SIFMA reference rate + 1.600% spread) (4),(5) 3/23 at 100.00 BBB 2,214,542
5,000 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2013NN,
5.000%, 3/01/25
3/23 at 100.00 BBB 5,089,800
250 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Tender Option Bond Trust
2016-XF2340, 3.301%, 9/01/25, 144A, (IF) (4)
3/25 at 100.00 BBB 261,522
100 New Jersey Economic Development Authority, School Revenue Bonds,
Leap Academy University Charter School Inc. Project; Series 2014A,
5.125%, 10/01/24, 144A
No Opt. Call BB- 101,416
4,740 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%,
9/15/27, (AMT)
9/22 at 100.00 B 4,756,353

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 16,575 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
8/22 at 101.00 B+ $ 16,766,276
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B:
3,315 5.625%, 11/15/30, (AMT) 3/24 at 101.00 B+ 3,367,311
450 5.625%, 11/15/30, (AMT) 3/24 at 101.00 B+ 457,101
1,680 New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017, 5.000%, 10/01/27, (AMT)
No Opt. Call Baa3 1,794,593
3,150 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A,
5.000%, 7/01/43
7/26 at 100.00 AA- 3,277,796
1,075 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016, 4.000%, 7/01/34
7/26 at 100.00 BBB- 1,031,129
2,355 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 -
AGM Insured
7/25 at 100.00 BB- 2,406,527
1,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/30
6/26 at 100.00 Baa1 1,065,720
6,485 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/34
No Opt. Call BBB 3,762,856
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 5.000%, 12/15/34
12/28 at 100.00 BBB 5,284,700
1,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 4.125%, 6/15/39
12/28 at 100.00 BBB 1,491,270
11,855 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Libor Index
Series 2017D-1, 1.899%, 1/01/24 (1-Month LIBOR reference rate +
0.700% spread) (5)
No Opt. Call A2 11,991,570
1,000 South Jersey Port Corporation, New Jersey, Marine Terminal Revenue
Bonds, Refunding Series 2016S, 5.000%, 1/01/34
1/26 at 100.00 BB+ 1,034,400
South Jersey Port Corporation, New Jersey, Marine
Terminal Revenue Bonds, Subordinate Series 2017B:
850 5.000%, 1/01/32, (AMT) 1/28 at 100.00 Baa1 886,431
1,220 5.000%, 1/01/33, (AMT) 1/28 at 100.00 Baa1 1,268,068
1,250 5.000%, 1/01/34, (AMT) 1/28 at 100.00 Baa1 1,293,950
1,000 5.000%, 1/01/36, (AMT) 1/28 at 100.00 Baa1 1,028,350
136,055 Total New Jersey 136,134,160
New Mexico - 0.1%
195 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2015, 4.875%, 10/01/25
No Opt. Call N/R 191,525
2,360 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015B, 5.900%, 9/01/32
9/25 at 100.00 N/R 2,212,335
200 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 5.750%, 10/01/23
No Opt. Call N/R 200,854
350 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 5.750%, 10/01/23
No Opt. Call N/R 348,890
500 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior
Lien Series 2022, 3.750%, 5/01/28, 144A
No Opt. Call N/R 466,335
3,605 Total New Mexico 3,419,939

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York - 4.0%
$ 180 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.000%, 7/01/28
7/25 at 100.00 BBB $ 183,499
1,000 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Charter School for Applied Technologies, Series
2017A, 4.500%, 6/01/27
6/24 at 103.00 BBB 1,027,040
Build New York City Resource Corporation, New York,
Revenue Bonds, Metropolitan College of New York, Series
2014:
845 5.000%, 11/01/22 No Opt. Call BB 849,056
700 5.250%, 11/01/34 11/24 at 100.00 BB 712,334
1,100 Build New York City Resource Corporation, New York, Revenue Bonds,
South Bronx Charter School for International Cultures and the Arts
Project, Series 2013A, 5.000%, 4/15/43
4/23 at 100.00 BB+ 1,090,078
2,610 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R 2,686,577
3,805 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 N/R 3,175,196
2,500 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 N/R 2,197,800
Build NYC Resource Corporation, New York, Revenue
Bonds, Richmond Preparatory Charter School Project,
Social Impact Project Series 2021A:
400 4.000%, 6/01/31, 144A 6/29 at 100.00 N/R 375,908
450 5.000%, 6/01/36, 144A 6/29 at 100.00 N/R 452,327
1,205 Build NYC Resource Corporation, Revenue Bonds, Shefa School, Series
2021A, 2.500%, 6/15/31, 144A
No Opt. Call N/R 1,026,708
Dormitory Authority of the State of New York, Insured
Revenue Bonds, Pace University, Series 2013A:
15 5.000%, 5/01/23, (ETM) No Opt. Call N/R (6) 15,417
715 5.000%, 5/01/23 No Opt. Call BBB- 729,100
85 5.000%, 5/01/24, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R (6) 87,296
65 5.000%, 5/01/26, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R (6) 66,756
20 5.000%, 5/01/27, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R (6) 20,540
3,000 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/30
8/28 at 100.00 BBB- 3,117,330
6,470 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.000%, 12/01/26,
144A
No Opt. Call BB- 6,555,145
4,210 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Current Interest Series
2016A, 5.000%, 1/01/56
1/27 at 100.00 N/R 3,726,103
1,395 Green Island Power Authority, New York, Power System Revenue Bonds,
Subordinante Series 2000, 6.000%, 12/15/25, (AMT)
12/22 at 100.00 Ba1 1,401,082
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
5.890%, 2/01/32
2/27 at 100.00 N/R 1,037,990
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2018A,
6.470%, 2/01/33
2/28 at 100.00 N/R 1,072,680
800 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
4.760%, 2/01/27
No Opt. Call N/R 789,320

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2021A:
$ 580 4.050%, 2/01/31 2/30 at 100.00 A2 $ 514,698
1,080 4.450%, 2/01/41 2/30 at 100.00 A2 891,896
5,005 Jefferson County Civic Facility Development Corporation, New York,
Revenue Bonds, Samaritan Medical Center Project, Series 2017A,
4.000%, 11/01/42
11/27 at 100.00 BB 4,392,338
1,000 Madison County Capital Resource Corporation, New York, Revenue
Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/22
8/22 at 100.00 N/R 997,720
6,835 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2017A-1, 5.250%, 11/15/57
5/27 at 100.00 BBB+ 7,233,276
4,240 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37
11/26 at 100.00 BBB+ 4,386,535
3,105 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015A-1, 5.000%, 11/15/33
5/25 at 100.00 BBB+ 3,204,205
5,005 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Variable Rate Demand Obligations, Series 2002G-1, 1.462%,
11/01/26 (SOFR*0.67% reference rate + 0.430% spread) (5)
No Opt. Call BBB+ 4,701,297
12,890 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Variable Rate Demand Obligations, Series 2005D-1, 1.362%,
11/01/35, (Mandatory Put 4/01/24) (SOFR*0.67% reference rate +
0.330% spread) (5)
1/24 at 100.00 BBB+ 12,551,895
400 Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated
Group Project, Series 2014B, 5.000%, 7/01/29
7/24 at 100.00 A- 412,928
4,990 Nassau County Tobacco Settlement Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%,
6/01/26
7/22 at 100.00 CCC+ 4,996,522
New Rochelle Corporation, New York, Local Development
Revenue Bonds, Iona College Project, Series 2015A:
210 5.000%, 7/01/27 7/25 at 100.00 BBB 220,223
375 5.000%, 7/01/28 7/25 at 100.00 BBB 391,590
6,360 New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007, 0.000%, 10/01/27 (7)
8/22 at 100.00 N/R 5,088,000
2,900 New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through
Bonds, Series 2010A, 6.250%, 6/01/41, 144A
7/22 at 100.00 B- 2,913,630
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 3 World Trade Center Project, Class
2 Series 2014:
8,965 5.150%, 11/15/34, 144A 11/24 at 100.00 N/R 9,039,678
9,150 5.375%, 11/15/40, 144A 11/24 at 100.00 N/R 9,230,978
5,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series
1WTC-2021, 2.750%, 2/15/44
2/30 at 100.00 N/R 3,854,900
675 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/41, (AMT)
10/31 at 100.00 BBB- 593,075
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A:
3,500 5.000%, 7/01/46, (AMT) 7/24 at 100.00 Baa3 3,577,315
2,350 5.250%, 1/01/50, (AMT) 7/24 at 100.00 Baa3 2,409,432

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 4,845 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 B- $ 5,049,071
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines, Inc.
John F Kennedy International Airport Project, Series 2021:
4,960 2.250%, 8/01/26, (AMT) No Opt. Call B 4,650,496
1,000 3.000%, 8/01/31, (AMT) No Opt. Call B 914,950
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc. -
LaGuardia Airport Terminals C&D Redevelopment Project,
Series 2018:
1,600 5.000%, 1/01/34, (AMT) 1/28 at 100.00 BB+ 1,622,848
4,410 5.000%, 1/01/36, (AMT) 1/28 at 100.00 BB+ 4,460,362
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc. -
LaGuardia Airport Terminals C&D Redevelopment Project,
Series 2020:
7,175 4.000%, 10/01/30, (AMT) No Opt. Call BB+ 6,977,831
7,500 5.000%, 10/01/35, (AMT) 10/30 at 100.00 BB+ 7,600,275
11,540 Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series
2018A, 4.750%, 11/01/42, (AMT), 144A
7/23 at 100.00 B 10,620,377
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Seventh Series 2021:
3,000 3.000%, 10/01/28, (AMT) No Opt. Call N/R 2,966,610
5,000 2.000%, 10/01/34, (AMT) No Opt. Call N/R 3,932,550
2,580 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R 266,256
Syracuse Industrial Development Authority, New York,
PILOT Revenue Bonds, Carousel Center Project, Refunding
Series 2016A:
10,385 5.000%, 1/01/30, (AMT) 1/26 at 100.00 CC 8,791,734
4,895 5.000%, 1/01/31, (AMT) 1/26 at 100.00 CC 4,052,032
3,230 5.000%, 1/01/32, (AMT) 1/26 at 100.00 CC 2,620,370
4,700 5.000%, 1/01/33, (AMT) 1/26 at 100.00 CC 3,728,745
2,000 5.000%, 1/01/34, (AMT) 1/26 at 100.00 CC 1,558,820
6,705 5.000%, 1/01/35, (AMT) 1/26 at 100.00 CC 5,157,888
2,100 5.000%, 1/01/36, (AMT) 1/26 at 100.00 CC 1,587,537
1,810 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%, 1/01/28
- SYNCORA GTY Insured, 144A
No Opt. Call CC 1,766,252
10,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/45
6/27 at 100.00 CCC+ 9,878,600
TSASC Inc., New York, Tobacco Settlement Asset-Backed
Bonds, Fiscal 2017 Series B:
2,850 5.000%, 6/01/24 No Opt. Call B- 2,829,309
3,850 5.000%, 6/01/25 No Opt. Call B- 3,796,716
Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community,
Inc. Project, Accd Inv Series 2021A:
19,065 5.000%, 7/01/36, 144A 7/27 at 104.00 N/R 17,651,330
15,950 5.000%, 7/01/41, 144A 7/27 at 104.00 N/R 14,340,167
5,710 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv,
Series 2021C-EFRB, 3.200%, 7/01/28, 144A
No Opt. Call N/R 5,180,854

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 2,675 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv,
Series 2021SD, 2.875%, 7/01/26, 144A
No Opt. Call N/R $ 2,501,152
Westchester County Local Development Corporation,
New York, Revenue Bonds, Kendal on Hudson Project,
Refunding Series 2022B:
275 5.000%, 1/01/27 , (WI/DD, Settling 10/12/22) No Opt. Call N/R 282,978
480 5.000%, 1/01/32 , (WI/DD, Settling 10/12/22) 1/28 at 103.00 N/R 494,309
525 5.000%, 1/01/37 , (WI/DD, Settling 10/12/22) 1/28 at 103.00 N/R 535,237
500 5.000%, 1/01/41 , (WI/DD, Settling 10/12/22) 1/28 at 103.00 N/R 506,350
Westchester County Local Development Corporation,
New York, Revenue Bonds, Westchester Medical Center
Obligated Group Project, Refunding Series 2016:
685 5.000%, 11/01/27 11/25 at 100.00 BBB- 711,591
830 5.000%, 11/01/28 11/25 at 100.00 BBB- 857,133
271,015 Total New York 251,888,143
North Carolina - 0.1%
1,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Tender Option Bond Trust 2016-XG0019, 3.785%, 4/01/36,
144A, (IF) (4)
10/26 at 100.00 AA 1,031,560
350 Mooresville, North Carolina, Special Assessment Revenue Bonds, Series
2015, 4.375%, 3/01/25, 144A
No Opt. Call N/R 343,263
3,100 North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 12/31/37, (AMT)
6/25 at 100.00 BBB- 3,147,461
North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Lutheran Services for the Aging,
Series 2021A:
900 4.000%, 3/01/36 3/28 at 103.00 N/R 763,749
1,050 4.000%, 3/01/41 3/28 at 103.00 N/R 845,491
1,030 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, Plantation Village, Inc., Refunding Series
2021A, 4.000%, 1/01/41
1/27 at 103.00 N/R 936,816
7,430 Total North Carolina 7,068,340
North Dakota - 0.1%
490 Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius
Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/22,
(ETM)
No Opt. Call N/R (6) 490,000
2,750 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 4.000%, 12/01/46
12/31 at 100.00 BBB- 2,480,005
2,005 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C, 5.000%, 6/01/31
6/28 at 100.00 BBB- 2,130,092
5,245 Total North Dakota 5,100,097
Ohio - 3.5%
3,880 Brecksville, Ohio, Tax Increment Financing Revenue Bonds, Valor Acres
Project, Series 2022, 5.625%, 12/01/53, 144A
12/32 at 100.00 N/R 3,630,555
15,095 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R 1,943,179
62,820 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 59,244,914

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 950 Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds,
Liberty Center Project, Liberty Community Authority, Series 2014C,
5.000%, 12/01/24, (Pre-refunded 12/01/22)
12/22 at 100.00 N/R (6) $ 962,882
5,000 Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines Inc.
Project, Series 1998, 5.375%, 9/15/27, (AMT)
8/22 at 100.00 B 5,005,000
5,000 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 N/R 4,961,450
2,065 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28,
144A
No Opt. Call N/R 2,079,042
7,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 Baa3 6,709,780
Cuyahoga County Ohio, Health Care and Independent
Living Facilities, Revenue Refunding Bonds, Eliza Jennings
Senior Care Network, Series 2022A:
2,725 5.000%, 5/15/32 5/29 at 103.00 N/R 2,747,836
3,305 5.375%, 5/15/37 5/29 at 103.00 N/R 3,348,923
4,310 5.500%, 5/15/42 5/29 at 103.00 N/R 4,365,297
1,000 Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020,
3.375%, 12/01/29
6/29 at 100.00 N/R 892,490
4,295 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical
Center Project, Series 2013, 5.000%, 6/15/43
6/23 at 100.00 Ba2 4,309,302
Franklin County, Ohio, Health Care Facilities Revenue
Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding
&Improvement Series 2014:
150 5.000%, 11/15/23 No Opt. Call BBB+ 153,860
205 5.000%, 11/15/24 No Opt. Call BBB+ 213,378
200 5.000%, 11/15/25 11/24 at 100.00 BBB+ 207,944
500 5.000%, 11/15/26 11/24 at 100.00 BBB+ 519,480
1,000 Jefferson County Port Authority, Ohio, Economic Develoepment Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2021, 3.500%, 12/01/51,
(AMT)
12/31 at 100.00 Ba2 706,670
Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A:
65 5.000%, 12/01/22 8/22 at 100.00 N/R 65,010
525 5.000%, 12/01/32 8/22 at 100.00 N/R 484,386
580 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2014A, 5.375%, 12/01/23
6/23 at 100.00 N/R 577,297
4,430 Middleburg Heights, Ohio, Hospital Facilities Improvement Revenue
Bonds, Southwest General Health Center Project, Refunding Series
2020A, 4.000%, 8/01/47
8/30 at 100.00 A2 4,113,432
2,250 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/27
2/23 at 100.00 Ba2 2,260,665
7,515 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R 9,394
8,500 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 B- 7,717,575

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 365 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 3/01/23
No Opt. Call N/R $ 456
24,100 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29
No Opt. Call N/R 21,603,481
25,640 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (7)
No Opt. Call N/R 32,050
2,065 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010A, 3.125%, 7/01/33 (7)
No Opt. Call N/R 2,581
3,105 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010B, 3.750%, 6/01/33 (7)
No Opt. Call N/R 3,881
215 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005B,
3.125%, 1/01/34 (7)
No Opt. Call N/R 269
1,500 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B,
3.625%, 12/01/33 (7)
No Opt. Call N/R 1,875
1,730 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B,
3.625%, 10/01/33 (7)
No Opt. Call N/R 2,163
3,900 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C,
3.950%, 11/01/32 (7)
No Opt. Call N/R 4,875
17,370 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call N/R 16,979,001
2,205 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dueke
Energy Corporation Project, Refunding Series 2022A, 4.250%, 11/01/39,
(AMT), (Mandatory Put 6/01/27)
No Opt. Call N/R 2,235,142
Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Pratt Paper Ohio, LLC Project, Series 2017:
1,500 4.250%, 1/15/38, (AMT), 144A 1/28 at 100.00 N/R 1,411,950
3,000 4.500%, 1/15/48, (AMT), 144A 1/28 at 100.00 N/R 2,805,480
1,000 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/40
1/30 at 100.00 A3 1,030,310
720 Ohio Housing Finance Agency,  Multifamily Housing Revenue Bonds,
Sanctuary at Springboro Project, Series 20017, 5.125%, 1/01/32, 144A
10/25 at 101.00 N/R 617,652
12,190 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (7)
No Opt. Call N/R 15,238
8,610 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (7)
No Opt. Call N/R 10,763
2,905 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call N/R 3,631
5,075 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008C, 3.950%, 11/01/32 (7)
No Opt. Call N/R 6,344

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 3,580 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010A, 3.750%, 7/01/33 (7)
No Opt. Call N/R $ 4,475
5,230 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call N/R 6,538
14,995 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2006B, 4.000%, 12/01/33 (7)
No Opt. Call N/R 18,744
35,080 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call N/R 34,290,349
490 Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 3.750%, 12/01/31,
144A
12/28 at 100.00 N/R 432,621
250 Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care
Rehabilitation Centers, Inc., Series 2014A, 5.625%, 7/01/25
7/24 at 100.00 N/R 236,505
Southeastern Ohio Port Authority, Hosptial Facilities
Revenue Bonds, Memorial Health System Obligated Group
Project, Improvement Series 2015:
430 5.000%, 12/01/23 No Opt. Call BB- 440,887
595 5.000%, 12/01/24 No Opt. Call BB- 616,224
415 5.000%, 12/01/25 12/24 at 100.00 BB- 427,247
2,670 5.500%, 12/01/29 12/24 at 100.00 BB- 2,754,425
Southeastern Ohio Port Authority, Hosptial Facilities
Revenue Bonds, Memorial Health System Obligated Group
Project, Refunding and Improvement Series 2012:
2,240 5.750%, 12/01/32 12/22 at 100.00 BB- 2,255,501
1,920 6.000%, 12/01/42 12/22 at 100.00 BB- 1,932,057
2,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 N/R 1,735,580
2,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 N/R 1,995,520
Toledo-Lucas County Port Authority, Ohio, Student Housing
Revenue Bonds, CHF-Toledo, L.L.C. - The University of
Toledo Project, Series 2014A:
1,485 5.000%, 7/01/24 No Opt. Call BBB- 1,512,072
2,250 5.000%, 7/01/29 7/24 at 100.00 BBB- 2,286,157
Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015:
5,075 5.375%, 3/01/27 3/25 at 100.00 N/R 5,157,976
2,000 6.000%, 3/01/45 3/25 at 100.00 N/R 2,025,680
343,265 Total Ohio 222,125,441
Oklahoma - 0.4%
Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project,
Refunding Series 2017:
500 5.000%, 11/15/26 11/25 at 102.00 BBB- 521,430
600 5.000%, 11/15/28 11/25 at 102.00 BBB- 625,134
400 5.000%, 11/15/29 11/25 at 102.00 BBB- 414,808
1,780 5.000%, 11/15/30 11/25 at 102.00 BBB- 1,837,281
730 5.000%, 11/15/32 11/25 at 102.00 BBB- 748,571
9,875 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
6/23 at 100.00 N/R 10,005,054

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
$ 2,915 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35, (AMT)
6/23 at 100.00 N/R $ 2,953,390
8,050 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35, (AMT),
(Mandatory Put 6/01/25)
6/25 at 100.00 B- 8,234,747
24,850 Total Oklahoma 25,340,415
Oregon - 0.2%
750 Clackamas County Hospital Facility Authority, Oregon, Senior Living
Revenue Bonds, Willamette View Project, Series 2017A, 5.000%,
11/15/32
11/25 at 102.00 N/R 754,852
Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Terwilliger Plaza-Parkview Project,
Refunding Green Series 2021A:
1,005 4.000%, 12/01/36 12/28 at 103.00 BB+ 914,218
3,710 4.000%, 12/01/41 12/28 at 103.00 BB+ 3,252,409
740 Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A, 3.750%, 6/15/29, 144A
6/27 at 102.00 N/R 689,155
430 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 4.500%, 6/15/28
6/25 at 100.00 N/R 425,352
75 Oregon Housing and Community Services Department, Multifamily
Housing Revenue Bonds, Series 2012B, 3.700%, 7/01/32, (AMT)
7/22 at 100.00 Aaa 75,011
345 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.000%, 7/01/25
No Opt. Call N/R 345,566
405 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise
Cascade Project, Series 1997, 5.650%, 12/01/27
8/22 at 100.00 N/R 404,992
3,965 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2021A, 5.000%, 11/15/46
11/28 at 103.00 N/R 3,397,172
11,425 Total Oregon 10,258,727
Pennsylvania - 4.5%
4,965 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center System, Series
2007A-1, 1.682%, 2/01/37 (3-Month LIBOR*0.67% reference rate +
0.820% spread) (5)
8/22 at 100.00 A 4,957,503
125 Allegheny County Industrial Development Authority, Pennsylvania, ,
Charter School Revenue Bonds, Propel Charter School-Sunrise, Series
2013, 5.250%, 7/15/23
No Opt. Call BB+ 126,282
3,770 Allegheny County Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel Corp.,
Refunding Series 2019, 4.875%, 11/01/24
No Opt. Call B- 3,831,338
1,410 Allegheny County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Penn Hills Charter School of Entrepreneurship, Series
2021A, 4.000%, 6/15/41
6/31 at 100.00 N/R 1,189,490
5,699 Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue
Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23 (7)
8/22 at 100.00 N/R 5,128,944
295 Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle School
Foundation Project, Series 2022B, 5.000%, 6/15/26, 144A
No Opt. Call N/R 291,248
2,000 Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Executive Education Academy Charter
School, Series 2017, 5.875%, 7/01/32, 144A
7/24 at 100.00 N/R 2,029,700

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 5,005 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R $ 5,223,819
Allentown Neighborhood Improvement Zone
Development Authority, Pennsylvania, Tax Revenue Bonds,
City Center Project, Subordinate Lien, Series 2018:
10,040 5.000%, 5/01/28, 144A No Opt. Call N/R 10,308,670
1,685 5.125%, 5/01/32, 144A 5/28 at 100.00 N/R 1,722,879
4,500 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate
Series 2022, 5.250%, 5/01/42, 144A
5/32 at 100.00 N/R 4,527,090
2,750 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/27, 144A
No Opt. Call Ba3 2,837,532
8,195 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (7)
No Opt. Call N/R 10,244
6,755 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (7)
No Opt. Call N/R 8,444
8,470 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (7)
No Opt. Call N/R 10,587
18,995 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (7)
No Opt. Call N/R 23,744
13,790 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 N/R 10,957,258
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower Health
Project, Series 2017:
1,195 5.000%, 11/01/37 11/27 at 100.00 B+ 1,131,199
6,875 5.000%, 11/01/47 11/27 at 100.00 B+ 6,116,894
15,275 5.000%, 11/01/50 11/27 at 100.00 B+ 13,439,861
12,325 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading
Hospital & Medical Center Project, Series 2012A, 5.000%, 11/01/44
7/22 at 100.00 B+ 11,128,859
Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2020A:
750 5.000%, 2/01/29 No Opt. Call B+ 737,775
700 5.000%, 2/01/31 No Opt. Call B+ 683,767
800 5.000%, 2/01/32 No Opt. Call B+ 778,616
7,685 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-1, 5.000%, 2/01/40, (Mandatory Put
2/01/25)
8/24 at 101.73 B+ 7,642,809
6,225 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-2, 5.000%, 2/01/40, (Mandatory Put
2/01/27)
8/26 at 101.63 B+ 6,112,950
Bucks County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Grand View Hospital, Series
2021:
4,495 4.000%, 7/01/46 7/31 at 100.00 BB+ 3,465,780
4,000 4.000%, 7/01/51 7/31 at 100.00 BB+ 2,987,680

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 2,565 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.000%,
3/15/26
No Opt. Call BBB- $ 2,642,643
4,965 Butler County General Authority, Pennsylvania, School Revenue Bonds,
Butler Area School District Project, Series 2007, 2.226%, 10/01/34
(3-Month LIBOR*0.67% reference rate + 0.700% spread) (5)
8/22 at 100.00 A2 4,734,574
295 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%,
12/01/30
12/25 at 100.00 N/R 293,186
1,160 Chester County Industrial Development Authority, Pennsylvania, Avon
Grove Charter School Revenue Bonds, Series 2017A, 4.000%, 12/15/27
No Opt. Call BBB- 1,157,610
435 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Chater School Project, Series 2012A, 5.000%,
10/15/22
No Opt. Call BB 436,770
2,790 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Chater School Project, Series 2017A, 5.000%,
10/15/27
4/27 at 100.00 BB 2,862,121
370 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Renaissance Academy Charter School Project, Series 2014,
3.750%, 10/01/24
No Opt. Call BBB- 374,385
227 Chester County Industrial Development Authority, Pennsylvania, Special
Obligation Bonds, Woodlands at Greystone Project, Series 2018,
4.375%, 3/01/28, 144A
No Opt. Call N/R 226,144
1,000 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 A1 1,037,580
Dallas Area Municipal Authority, Pennsylvania, Revenue
Bonds, Misericordia University, Series 2014:
655 5.000%, 5/01/23 No Opt. Call Baa3 660,738
500 5.000%, 5/01/24 No Opt. Call Baa3 507,795
2,500 5.000%, 5/01/37 5/24 at 100.00 Baa3 2,494,625
Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology
Project, Series 2017:
1,250 5.000%, 10/15/34, 144A 10/27 at 100.00 BB 1,257,962
2,000 5.125%, 10/15/41, 144A 10/27 at 100.00 BB 2,010,380
5,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB 5,360,400
450 Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc.
Project, Series 2017, 5.000%, 6/01/27
6/25 at 102.00 BB 454,851
8,000 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 2007C, 1.809%, 6/01/37 (3-Month
LIBOR*0.67% reference rate + 0.750% spread) (5)
8/22 at 100.00 A+ 7,252,400
60,000 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 2018E, 2.073%, 9/01/48,
(Mandatory Put 9/01/25), (UB) (4)
9/24 at 100.00 A+ 59,841,000
515 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2013A, 5.000%, 7/01/22
No Opt. Call Ba1 515,000
870 East Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2018A, 4.125%, 10/01/39 - BAM
Insured
10/22 at 100.00 A2 870,670

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
East Hempfield Township Industrial Development
Authority, Pennsylvania, Student Services Inc - Student
Housing Project at Millersville University, Series 2014:
$ 870 5.000%, 7/01/22, (ETM) No Opt. Call N/R (6) $ 870,000
405 5.000%, 7/01/24, (ETM) No Opt. Call N/R (6) 428,049
1,000 5.000%, 7/01/29, (Pre-refunded 7/01/24) 7/24 at 100.00 N/R (6) 1,056,910
1,625 Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Indiana Regional Medical Center, Series 2014A, 6.000%, 6/01/39
6/23 at 100.00 Ba3 1,684,654
2,000 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35
5/25 at 100.00 A 2,071,840
Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, United Zion Retirement Community, Series 2017A:
2,190 4.500%, 12/01/29 6/27 at 100.00 N/R 2,096,662
500 5.000%, 12/01/32 6/27 at 100.00 N/R 479,980
1,775 Lehigh County Industrial Development Authority, Charter School Revenue
Bonds, Seven Generations Charter School, Series 2021A, 4.000%,
5/01/41
5/30 at 100.00 BB 1,474,279
2,794 Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33, 144A
7/24 at 100.00 N/R 2,658,770
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Holy Redeemer
Health System Inc., Refunding Series 2014A:
1,165 5.000%, 10/01/24 No Opt. Call Ba2 1,210,971
1,200 5.000%, 10/01/25 10/24 at 100.00 Ba2 1,229,352
2,030 5.000%, 10/01/26 10/24 at 100.00 Ba2 2,073,016
1,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Whitemarsh Continuing Care Retirement Community
Project, Series 2015, 5.000%, 1/01/30
1/25 at 100.00 N/R 1,006,960
1,465 Northampton County Industrial Development Authority, Pennsylvania,
Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013,
7.000%, 7/01/32
7/23 at 100.00 N/R 1,499,589
635 Northeastern Pennsylvania Hospital and Education Authority, University
Revenue Bonds, Wilkes University Project, Refunding Series 2016A,
5.000%, 3/01/27
3/26 at 100.00 BBB- 666,706
5,160 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R 4,774,187
5,160 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R 4,774,187
6,115 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call N/R 5,522,762
8,585 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (7)
No Opt. Call N/R 10,731
140 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2006A, 2.550%, 11/01/41 (7)
No Opt. Call N/R 175
2,690 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%,
11/01/29
11/25 at 100.00 BBB 2,823,397

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development Senior
Living Facilities, Philadelphia, Pennsylvania, Revenue
Bonds, Wesley Enhanced Living Obligated Group, Series
2017A:
$ 200 5.000%, 7/01/31 7/27 at 100.00 BB $ 191,884
500 5.000%, 7/01/32 7/27 at 100.00 BB 476,175
7,000 Philadelphia Authority for Industrial Development Senior Living Facilities,
Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living
Obligated Group, Taxable Series 2017B, 6.250%, 7/01/31
No Opt. Call BB 6,703,410
395 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Mast Community Charter School II Project,
Series 2020A, 5.000%, 8/01/30
No Opt. Call BBB- 408,359
675 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Electrical & Technology Charter
School, Series 2021A, 4.000%, 6/01/31
No Opt. Call BB 651,395
505 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Nueva Esperanza, Inc. - Esperanza Academy Charter School,
Series 2013, 6.375%, 1/01/23, (ETM)
No Opt. Call N/R (6) 516,570
875 Quakertown General Authority Health Facilities Revenue USDA Loan
Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group,
Pennsylvania, Series 2017C, 5.300%, 7/01/42
7/22 at 100.00 N/R 837,104
2,935 Saint Mary Hospital Authority, Pennsylvania, Health System Revenue
Bonds, Catholic Health East, Series 2007F, 1.776%, 11/15/34 (3-Month
LIBOR*0.67% reference rate + 0.830% spread) (5)
8/22 at 100.00 AA- 2,869,814
Scranton, Lackawanna County, Pennsylvania, General
Obligation Bonds, Refunding Series 2017:
1,745 5.000%, 9/01/24, 144A No Opt. Call BB+ 1,795,256
405 5.000%, 9/01/25, 144A No Opt. Call BB+ 420,191
420 5.000%, 9/01/26, 144A No Opt. Call BB+ 438,669
440 5.000%, 9/01/27, 144A No Opt. Call BB+ 461,952
1,585 5.000%, 9/01/28, 144A 9/27 at 100.00 BB+ 1,654,027
3,650 5.000%, 9/01/29, 144A 9/27 at 100.00 BB+ 3,793,846
Scranton, Lackawanna County, Pennsylvania, General
Obligation Notes, Series 2016:
1,940 5.000%, 11/15/26 5/24 at 100.00 BB+ 1,979,673
9,265 5.000%, 11/15/32 5/24 at 100.00 BB+ 9,377,570
5,000 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/36
6/26 at 100.00 BB+ 4,994,750
195 Washington County Redevelopment Authority, Pennsylvania, Tanger
Outlet Victory Center Tax Increment Bonds, Series 2018, 4.000%,
7/01/23
No Opt. Call BB 194,904
4,980 Westmoreland County Industrial Development Authority, Pennsylvania,
Retirement Community Revenue Bonds, Redstone Presbyterian
SeniorCare Obligated Group, Refunding Bonds, Series 2021, 4.000%,
5/15/41
5/28 at 103.00 N/R 4,176,826
345,535 Total Pennsylvania 282,757,348
Puerto Rico - 14.3%
48,500 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2005A, 0.000%, 5/15/50
8/22 at 16.91 N/R 8,185,345

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series
2022A:
$ 3,430 5.000%, 7/01/24, 144A No Opt. Call N/R $ 3,500,829
4,570 5.000%, 7/01/25, 144A No Opt. Call N/R 4,697,503
4,750 5.000%, 7/01/28, 144A No Opt. Call N/R 4,941,663
6,785 5.000%, 7/01/29, 144A No Opt. Call N/R 7,069,020
30,655 5.000%, 7/01/33, 144A 7/32 at 100.00 N/R 31,451,417
7,220 5.000%, 7/01/37, 144A 7/32 at 100.00 N/R 7,350,682
18,780 4.000%, 7/01/42, 144A 7/32 at 100.00 N/R 16,575,228
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A:
34,225 5.000%, 7/01/30, 144A No Opt. Call N/R 35,688,803
24,000 5.000%, 7/01/35, 144A 7/30 at 100.00 N/R 24,394,800
34,750 5.000%, 7/01/47, 144A 7/30 at 100.00 N/R 34,954,330
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A:
275 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R 281,779
500 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 508,320
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
13,700 5.000%, 7/01/28, 144A No Opt. Call N/R 14,252,795
4,370 5.000%, 7/01/29, 144A No Opt. Call N/R 4,552,928
2,620 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R 2,684,583
25,869 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 26,299,460
26,315 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 23,224,567
415 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC 424,948
9,170 Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (7)
8/22 at 100.00 D 7,370,387
635 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 3.926%, 7/01/30 (7)
8/22 at 100.00 D 537,369
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Refunding Series 2010DDD:
1,000 3.957%, 7/01/20 , (WI/DD, Settling 7/01/22) (7) No Opt. Call N/R 847,500
1,000 3.375%, 7/01/21 (7) No Opt. Call D 847,500
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Refunding Series 2012A:
3,000 3.957%, 7/01/29 (7) 8/22 at 100.00 N/R 2,550,000
15,233 3.957%, 7/01/42 (7) 8/22 at 100.00 D 12,948,050
45 3.961%, 7/01/42 (7) 8/22 at 100.00 D 38,250
470 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 3.999%, 7/01/20 , (WI/DD, Settling 7/01/22) (7)
No Opt. Call D 400,087
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2007TT:
200 3.957%, 7/01/17 (7) No Opt. Call N/R 169,500
1,140 3.957%, 7/01/21 , (WI/DD, Settling 7/01/22) (7) No Opt. Call N/R 966,150
6,205 3.957%, 7/01/22 (7) No Opt. Call D 5,274,250
450 3.957%, 7/01/23 (7) 8/22 at 100.00 D 382,500
2,255 3.957%, 7/01/24 (7) 8/22 at 100.00 D 1,916,750
35 3.957%, 7/01/25 (7) 8/22 at 100.00 N/R 29,750
115 3.957%, 7/01/27 (7) 8/22 at 100.00 D 97,750
1,242 3.957%, 7/01/32 (7) 8/22 at 100.00 D 1,055,700
2,310 3.957%, 7/01/37 (7) 8/22 at 100.00 D 1,963,500

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2007VV:
$ 1,100 3.999%, 7/01/20 (7) No Opt. Call D $ 936,375
1,570 5.250%, 7/01/29 - NPFG Insured No Opt. Call D 1,603,567
10,400 5.250%, 7/01/33 - NPFG Insured No Opt. Call D 10,567,960
4,480 5.250%, 7/01/35 - NPFG Insured No Opt. Call D 4,539,360
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010AAA:
975 3.978%, 7/01/23 (7) 8/22 at 100.00 D 828,750
2,000 3.978%, 7/01/24 (7) 8/22 at 100.00 D 1,700,000
1,000 3.978%, 7/01/25 (7) 8/22 at 100.00 D 850,000
2,140 3.978%, 7/01/27 (7) 8/22 at 100.00 D 1,819,000
9,664 3.978%, 7/01/28 (7) 8/22 at 100.00 D 8,214,400
7,020 3.978%, 7/01/29 (7) 8/22 at 100.00 N/R 5,967,000
5,184 3.978%, 7/01/31 (7) 8/22 at 100.00 D 4,406,400
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010CCC:
50 3.957%, 7/01/22 (7) No Opt. Call N/R 42,500
2,100 3.957%, 7/01/24 (7) 8/22 at 100.00 D 1,785,000
400 3.926%, 7/01/25 (7) 8/22 at 100.00 D 338,500
50 3.957%, 7/01/25 (7) 8/22 at 100.00 N/R 42,500
1,995 3.978%, 7/01/27 (7) 8/22 at 100.00 D 1,695,750
490 3.957%, 7/01/28 (7) 8/22 at 100.00 D 416,500
6,135 3.990%, 7/01/28 (7) 8/22 at 100.00 D 4,846,589
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010XX:
695 3.926%, 7/01/25 (7) 8/22 at 100.00 D 588,144
110 3.978%, 7/01/27 (7) 8/22 at 100.00 D 93,500
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010ZZ:
1,145 3.978%, 7/01/21 (7) No Opt. Call D 970,387
18,275 3.978%, 7/01/22 (7) 7/22 at 100.00 D 15,533,750
4,320 3.978%, 7/01/23 (7) 8/22 at 100.00 D 3,672,000
350 3.957%, 7/01/24 (7) 8/22 at 100.00 D 297,500
1,260 3.978%, 7/01/24 (7) 8/22 at 100.00 D 1,071,000
1,090 3.957%, 7/01/28 (7) 8/22 at 100.00 D 926,500
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2013A:
730 4.123%, 7/01/33 (7) 7/23 at 100.00 D 646,050
3,415 4.102%, 7/01/36 (7) 7/23 at 100.00 D 3,013,737
745 4.123%, 7/01/43 (7) 7/23 at 100.00 D 659,325
500 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2016C-
4, 4.164%, 7/01/20
No Opt. Call N/R 446,875
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series WW:
280 3.999%, 7/01/21 (7) No Opt. Call D 238,350
2,850 3.988%, 7/01/22 (7) No Opt. Call N/R 2,426,062
5,597 3.988%, 7/01/23 (7) 8/22 at 100.00 D 4,764,446
20 3.978%, 7/01/25 (7) 8/22 at 100.00 D 17,000
130 3.957%, 7/01/28 (7) 8/22 at 100.00 D 110,500
1,060 3.978%, 7/01/33 (7) 8/22 at 100.00 D 901,000
3,990 3.999%, 7/01/38 (7) 8/22 at 100.00 D 3,406,463
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Taxable Build America Bond Series 2010EE:
7,530 4.044%, 7/01/32 (7) 8/22 at 100.00 D 6,052,238
695 4.061%, 7/01/40 (7) 8/22 at 100.00 D 558,606

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Highway and Transportation Authority, Highway
Revenue Bonds, Series 2005L:
$ 12,140 5.250%, 7/01/35 - NPFG Insured No Opt. Call Baa2 $ 12,289,686
29,140 5.250%, 7/01/38 - AMBAC Insured No Opt. Call N/R 29,214,599
Puerto Rico Highway and Transportation Authority, Highway
Revenue Bonds, Series 2007N:
3,235 5.500%, 7/01/29 - AMBAC Insured No Opt. Call N/R 3,318,851
27,260 5.250%, 7/01/32 - NPFG Insured No Opt. Call Baa2 27,756,132
17,710 5.250%, 7/01/33 - NPFG Insured No Opt. Call Baa2 17,996,017
785 Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 -
AGM Insured
8/22 at 100.00 A2 795,236
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
585 0.000%, 7/01/27 No Opt. Call N/R 484,930
570 0.000%, 7/01/29 7/28 at 98.64 N/R 430,270
190 0.000%, 7/01/31 7/28 at 91.88 N/R 128,906
827 0.000%, 7/01/33 7/28 at 86.06 N/R 498,383
7,000 0.000%, 7/01/46 7/28 at 41.38 N/R 1,891,330
5,013 4.750%, 7/01/53 7/28 at 100.00 N/R 4,829,073
5,077 5.000%, 7/01/58 7/28 at 100.00 N/R 5,003,231
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2:
8,419 4.329%, 7/01/40 7/28 at 100.00 N/R 7,927,078
58,726 4.329%, 7/01/40 7/28 at 100.00 N/R 55,294,640
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
10,688 0.000%, 7/01/24 No Opt. Call N/R 9,787,122
10,450 5.375%, 7/01/25 No Opt. Call N/R 10,858,627
24,842 5.625%, 7/01/27 No Opt. Call N/R 26,460,986
43,728 5.625%, 7/01/29 No Opt. Call N/R 47,034,889
63,381 5.750%, 7/01/31 No Opt. Call N/R 69,362,601
120,967 0.000%, 7/01/33 7/31 at 89.94 N/R 68,124,035
19,468 4.000%, 7/01/33 7/31 at 103.00 N/R 17,883,896
19,575 4.000%, 7/01/35 7/31 at 103.00 N/R 17,582,435
8,272 4.000%, 7/01/37 7/31 at 103.00 N/R 7,342,294
51,316 4.000%, 7/01/41 7/31 at 103.00 N/R 44,557,593
1,533 4.000%, 7/01/46 7/31 at 103.00 N/R 1,291,518
45,084 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call N/R 22,485,435
University of Puerto Rico, University System Revenue
Bonds, Refunding Series 2006P:
25 5.000%, 6/01/23 8/22 at 100.00 CC 24,844
250 5.000%, 6/01/24 8/22 at 100.00 CC 247,125
275 5.000%, 6/01/30 8/22 at 100.00 CC 265,507
1,044,305 Total Puerto Rico 896,594,846
Rhode Island - 0.1%
7,500 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Care New England Issue, Refunding Series
2016B, 5.000%, 9/01/36
9/26 at 100.00 N/R 7,738,050
1,115 Rhode Island Health and Educational Building Corporation, Revenue
Bonds, Care New England Health System, Series 2013A, 5.000%,
9/01/23, (ETM)
No Opt. Call N/R (6) 1,156,333
8,615 Total Rhode Island 8,894,383

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina - 0.3%
$ 400 Berkeley County, South Carolina, Special Assessment Revenue Bonds,
Nexton Improvement District, Series 2019, 4.000%, 11/01/30
11/29 at 100.00 N/R $ 389,096
120 Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut
Creek Improvement District, Series 2016A-1, 3.125%, 12/01/22
No Opt. Call N/R 119,994
750 Richland County, South Carolina, Environmental Improvement Revenue
Bonds, International Paper Company Project, Refunding Series 2014A,
3.875%, 4/01/23, (AMT)
No Opt. Call BBB 755,190
Richland County, South Carolina, Special Assessment
Revenue Bonds, Village at Sandhill Improvement District,
Refunding Series 2021:
905 3.000%, 11/01/26, 144A No Opt. Call N/R 820,256
1,000 3.625%, 11/01/31, 144A 11/26 at 103.00 N/R 839,220
1,270 3.750%, 11/01/36, 144A 11/26 at 103.00 N/R 997,458
1,840 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2020A, 3.000%, 7/01/40
7/29 at 100.00 Aaa 1,580,174
935 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/40, 144A
1/30 at 100.00 N/R 855,394
200 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project,
Series 2015A, 4.500%, 8/15/25, 144A
2/25 at 100.00 BB+ 202,524
235 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, York Preparatory Academy Project, Series
2014A, 5.750%, 11/01/23, (ETM)
No Opt. Call N/R (6) 242,640
1,415 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, High Point Academy Project, Series 2018A,
5.000%, 6/15/29, 144A
12/26 at 100.00 Ba1 1,472,590
South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy
Project, Series 2021A:
200 4.000%, 6/15/31, 144A 6/29 at 100.00 N/R 177,200
920 5.000%, 6/15/41, 144A 6/29 at 100.00 N/R 832,103
1,000 South Carolina Jobs-Economic Development Authority, Health Facilities
Revenue Bonds, Lutheran Homes of South Carolina Inc., Series 2013,
5.000%, 5/01/23
No Opt. Call N/R 1,002,800
400 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, Palmetto Health, Refunding Series 2013A, 5.250%, 8/01/24, (Pre-
refunded 8/01/23)
8/23 at 100.00 N/R (6) 414,900
250 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project, Series
2021A, 8.750%, 7/01/25
7/22 at 100.00 N/R 249,100
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A:
540 5.000%, 12/01/27 6/26 at 100.00 A- 577,114
125 5.000%, 12/01/28 6/26 at 100.00 A- 133,403
830 5.000%, 12/01/29 6/26 at 100.00 A- 885,859
5,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A, 5.000%, 12/01/49
6/24 at 100.00 N/R 5,073,900
18,335 Total South Carolina 17,620,915
Tennessee - 0.8%
500 Blount County Health and Educational Facilites Board, Tennessee,
Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/31
1/25 at 102.00 N/R 407,225

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
Bristol Industrial Development Board, Tennessee, State
Sales Tax Revenue Bonds, Pinnacle Project, Capital
Appreciation Series 2016B:
$ 2,535 0.000%, 12/01/22, 144A No Opt. Call N/R $ 2,493,629
3,670 0.000%, 12/01/23, 144A No Opt. Call N/R 3,445,910
1,905 0.000%, 12/01/24, 144A No Opt. Call N/R 1,701,812
3,135 0.000%, 12/01/25, 144A No Opt. Call N/R 2,665,095
3,245 0.000%, 12/01/26, 144A No Opt. Call N/R 2,623,745
8,810 0.000%, 12/01/31, 144A No Opt. Call N/R 5,374,364
Bristol Industrial Development Board, Tennessee, State
Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A:
1,850 5.000%, 12/01/35, 144A 12/26 at 100.00 N/R 1,823,860
2,500 5.125%, 12/01/42, 144A 12/26 at 100.00 N/R 2,445,425
1,295 Bristol Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Pinnacle Project, Series 2016, 5.000%, 6/01/27
6/26 at 100.00 N/R 1,258,093
1,190 Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2017, 5.000%,
4/01/36
4/27 at 100.00 BBB 1,235,256
Knox County Health, Educational, and Housing Facilities
Board, Tennessee, Revenue Bonds, Provision Center for
Proton Therapy Project, Series 2014:
17,710 5.250%, 5/01/25, 144A (7) 11/24 at 100.00 N/R 8,323,700
5,685 6.000%, 5/01/34, 144A (7) 11/24 at 100.00 N/R 2,671,950
7,068 Knoxville Industrial Development Board, Tennessee, Multifamily Revenue
Bonds, Pines Apartments Project, Series 2008, 6.070%, 8/01/48,
(Mandatory Put 9/01/23)
8/22 at 101.00 N/R 7,070,222
850 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27
No Opt. Call N/R 733,116
1,860 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge
Academy Charter School, Series 2017A, 0.000%, 6/15/27, 144A (7)
No Opt. Call N/R 1,302,000
The Health and Educational Facilities Board of the City
of Franklin, Tennessee, Revenue Bonds, Provision Cares
Proton Therapy Center, Nashville Project, Series 2017A:
4,000 6.500%, 6/01/27, 144A (7) No Opt. Call N/R 1,080,000
12,635 7.125%, 6/01/32, 144A (7) 6/27 at 100.00 N/R 3,411,450
The Tennessee Energy Acquisition Corporation, Gas
Revenue Bonds, Series 2006C:
40 5.000%, 2/01/24 No Opt. Call Baa2 41,153
190 5.000%, 2/01/25 No Opt. Call Baa2 197,646
80,673 Total Tennessee 50,305,651
Texas - 6.6%
1,000 Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, First-Lien Series 2021A, 2.500%, 10/01/31
No Opt. Call N/R 894,480
2,000 Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Second-Lien Series 2021B, 3.750%, 10/01/31, 144A
No Opt. Call N/R 1,818,240
830 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Area 1 Project, Series 2019, 5.750%, 9/01/29,
144A
No Opt. Call N/R 839,653
535 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Major Improvement Area Project, Series 2019,
6.000%, 9/01/29, 144A
No Opt. Call N/R 544,667

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Anna, Texas, Special Assessment Revenue Bonds, Sherley
Tract Public Improvement District 2 Area 1 Project, Series
2021:
$ 375 3.250%, 9/15/26, 144A No Opt. Call N/R $ 338,486
500 3.750%, 9/15/31, 144A No Opt. Call N/R 418,900
250 4.000%, 9/15/41, 144A 9/31 at 100.00 N/R 207,688
365 Argyle, Texas, Special Assessment Revenue Bonds, Highlands of  Argyle
Public Improvement District 1 Project, Series 2017, 4.250%, 9/01/27
No Opt. Call N/R 365,029
1,000 Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of  Argyle
Public Improvement District Project, Series 2018, 4.625%, 9/01/28, 144A
No Opt. Call N/R 1,007,870
Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools -
Texas Project, Refunding Series 2021A:
1,400 4.000%, 2/15/31 2/30 at 100.00 N/R 1,247,652
2,510 4.125%, 2/15/41 2/30 at 100.00 N/R 1,984,130
705 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A,
4.550%, 8/15/28
8/27 at 100.00 N/R 707,989
Aubrey, Denton County, Texas, Special Assessment
Revenue Bonds, Jackson Ridge Public Improvement District
Phases 2 Project, Series 2018:
315 5.000%, 9/01/23, 144A No Opt. Call N/R 317,063
530 5.500%, 9/01/28, 144A 9/23 at 103.00 N/R 549,785
Aubrey, Denton County, Texas, Special Assessment
Revenue Bonds, Jackson Ridge Public Improvement District
Phases 3A Project, Series 2021:
543 2.500%, 9/01/26, 144A No Opt. Call N/R 484,492
622 3.000%, 9/01/31, 144A 9/28 at 100.00 N/R 506,053
1,000 4.000%, 9/01/45, 144A 9/28 at 100.00 N/R 818,450
905 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn
Ridge South Public Improvement District Project, Series 2017, 5.500%,
9/01/27, 144A
No Opt. Call N/R 929,996
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding First Tier Series
2017A:
165 5.000%, 1/01/30 1/27 at 100.00 BB+ 171,295
1,800 5.000%, 1/01/31 1/27 at 100.00 BB+ 1,862,010
1,700 5.000%, 1/01/32 1/27 at 100.00 BB+ 1,756,321
985 5.000%, 1/01/33 1/27 at 100.00 BB+ 1,013,388
580 5.000%, 1/01/34 1/27 at 100.00 BB+ 594,233
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding Second Tier
Series 2017B:
1,445 5.000%, 1/01/24 No Opt. Call B 1,461,545
540 5.000%, 1/01/25 No Opt. Call B 547,279
1,680 5.000%, 1/01/27 No Opt. Call B 1,703,739
990 5.000%, 1/01/28 1/27 at 100.00 B 999,564
1,445 5.000%, 1/01/29 1/27 at 100.00 B 1,450,549
880 5.000%, 1/01/30 1/27 at 100.00 B 879,903
1,985 5.000%, 1/01/32 1/27 at 100.00 B 1,959,552
1,525 5.000%, 1/01/34 1/27 at 100.00 B 1,488,354
435 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Whisper Valley Public Improvement District
Improvement Area 1, Series 2019, 4.000%, 11/01/29, 144A
No Opt. Call N/R 421,063

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 900 Baytown Municipal Development District, Texas, Hotel Revenue Bonds,
Baytown Convention Center Hotel, First-Lien Series 2021A, 2.500%,
10/01/31
No Opt. Call BBB- $ 753,615
750 Baytown Municipal Development District, Texas, Hotel Revenue Bonds,
Baytown Convention Center Hotel, Second-Lien Series 2021B, 3.500%,
10/01/31, 144A
No Opt. Call BB 633,240
Bee Cave, Travis County, Texas, Special Assessment
Revenue Bonds, Backyard Public Improvement District
Project, Series 2021:
285 4.125%, 9/01/26, 144A No Opt. Call N/R 269,234
565 4.750%, 9/01/31, 144A No Opt. Call N/R 509,658
1,645 5.000%, 9/01/41, 144A 9/31 at 100.00 N/R 1,426,988
Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021:
130 2.000%, 9/01/27 9/26 at 100.00 N/R 119,361
135 2.000%, 9/01/28 9/26 at 100.00 N/R 121,188
140 2.125%, 9/01/29 9/26 at 100.00 N/R 124,028
145 2.250%, 9/01/30 9/26 at 100.00 N/R 126,953
150 2.250%, 9/01/31 9/26 at 100.00 N/R 128,736
315 2.250%, 9/01/33 9/26 at 100.00 N/R 260,470
335 2.500%, 9/01/35 9/26 at 100.00 N/R 274,211
540 2.500%, 9/01/38 9/26 at 100.00 N/R 420,601
595 2.750%, 9/01/41 9/26 at 100.00 N/R 453,580
Celina, Texas, Special Assessment Revenue Bonds,
Cambridge Crossing Public Improvement District Phase 1
Project, Series 2018:
370 4.125%, 9/01/23, 144A No Opt. Call N/R 370,200
1,090 4.625%, 9/01/28, 144A No Opt. Call N/R 1,094,131
Celina, Texas, Special Assessment Revenue Bonds,
Cambridge Crossing Public Improvement District Phases
2-7 Major Improvement Project, Series 2018:
470 4.375%, 9/01/23, 144A No Opt. Call N/R 471,015
1,395 5.000%, 9/01/28, 144A No Opt. Call N/R 1,426,918
Celina, Texas, Special Assessment Revenue Bonds, Celina
Hills Public Improvement District Project, Series 2022:
300 4.375%, 9/01/27, 144A No Opt. Call N/R 292,149
430 4.625%, 9/01/32, 144A No Opt. Call N/R 410,491
235 Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields
II Public Improvement District Neighborhood Improvement Areas 2-3
Project, Series 2019, 4.125%, 9/01/39, 144A
9/29 at 100.00 N/R 211,251
1,840 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 1 Project, Series 2014, 6.375%,
9/01/28
9/22 at 103.00 N/R 1,847,066
500 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 2 & 3 Major improvement Project,
Series 2014, 6.750%, 9/01/24
9/22 at 103.00 N/R 497,865
230 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 2 Project, Series 2018, 5.125%,
9/01/28, 144A
No Opt. Call N/R 234,947
Celina, Texas, Special Assessment Revenue Bonds,
Edgewood Creek Public Improvement District Phase 1
Project, Series 2021:
200 3.250%, 9/01/26, 144A No Opt. Call N/R 183,192
200 3.750%, 9/01/31, 144A No Opt. Call N/R 170,750

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Celina, Texas, Special Assessment Revenue Bonds,
Edgewood Creek Public Improvement District Phase 2-3
Major Improvement Project, Series 2021:
$ 250 4.750%, 9/01/31, 144A No Opt. Call N/R $ 232,058
50 5.250%, 9/01/41, 144A 9/31 at 100.00 N/R 44,852
265 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1 Project, Series 2016, 4.200%, 9/01/27
9/26 at 100.00 N/R 262,498
205 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1B, Series 2018, 4.750%, 9/01/28, 144A
No Opt. Call N/R 206,275
Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Project, Series 2018:
104 4.625%, 9/01/23 No Opt. Call N/R 104,339
375 5.000%, 9/01/28 No Opt. Call N/R 382,946
Celina, Texas, Special Assessment Revenue Bonds, Hillside
Village Public Improvement District Project, Series 2022:
300 2.750%, 9/01/27, 144A No Opt. Call N/R 262,356
350 3.125%, 9/01/32, 144A 9/31 at 100.00 N/R 282,093
875 3.375%, 9/01/42, 144A 9/31 at 100.00 N/R 645,741
600 Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang
Ranch Public Improvement District Phase 2-9 Major improvement
Project, Series 2015, 5.500%, 9/01/24
9/22 at 103.00 N/R 599,706
1,155 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 1 Project, Series 2017, 5.750%, 9/01/32
9/27 at 100.00 N/R 1,109,424
470 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Direct Improvement Project, Series 2022,
4.000%, 9/01/32, 144A
9/30 at 100.00 N/R 423,837
490 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Major Improvement Project, Series 2017,
6.125%, 9/01/32
9/27 at 100.00 N/R 471,169
Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 1 Project,
Series 2022:
250 3.250%, 9/01/27, 144A No Opt. Call N/R 225,147
350 3.625%, 9/01/32, 144A 9/31 at 100.00 N/R 299,506
Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields II Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022:
220 2.875%, 9/01/27, 144A No Opt. Call N/R 194,535
250 3.250%, 9/01/32, 144A 9/31 at 100.00 N/R 204,500
1,175 3.500%, 9/01/42, 144A 9/31 at 100.00 N/R 880,122
Celina, Texas, Special Assessment Revenue Bonds, The
Parks at Wilson Creek Public Improvement District Initial
Major Improvement Project, Series 2021:
250 3.500%, 9/01/26, 144A No Opt. Call N/R 233,575
500 4.000%, 9/01/31, 144A No Opt. Call N/R 453,435
Celina, Texas, Special Assessment Revenue Bonds, The
Parks at Wilson Creek Public Improvement District Phase 1
Project, Series 2021:
200 2.750%, 9/01/26, 144A No Opt. Call N/R 181,330
400 3.250%, 9/01/31, 144A No Opt. Call N/R 342,412
Celina, Texas, Special Assessment Revenue Bonds,
Wells North Public Improvement District Neighborhood
Improvement Area 1 Project, Series 2016:
235 4.375%, 9/01/26, 144A 9/22 at 103.00 N/R 235,219
100 5.000%, 9/01/36, 144A 9/22 at 103.00 N/R 100,110

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Celina, Texas, Special Assessment Revenue Bonds,
Wells South Public Improvement District Neighborhood
Improvement Area 4 Project, Series 2021:
$ 174 2.500%, 9/01/26, 144A No Opt. Call N/R $ 158,833
175 3.000%, 9/01/31, 144A No Opt. Call N/R 148,489
500 3.375%, 9/01/41, 144A 9/31 at 100.00 N/R 393,230
780 City of Shenandoah, Montgomery County, Texas, Special Assessment
Revenue Bonds, Metropark Public Improvement District, Series 2018,
5.000%, 9/01/28
No Opt. Call N/R 787,418
700 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2016B, 5.000%, 8/15/26
No Opt. Call A- 753,522
615 Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project, Series 2016, 5.750%,
9/01/28
9/23 at 103.00 N/R 639,145
Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 2 Project,
Series 2021:
250 2.500%, 9/01/26, 144A No Opt. Call N/R 227,122
500 3.000%, 9/01/31, 144A 9/29 at 100.00 N/R 418,325
1,075 3.250%, 9/01/41, 144A 9/29 at 100.00 N/R 820,999
Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021:
100 2.250%, 8/15/29 8/26 at 100.00 N/R 85,498
105 2.250%, 8/15/30 8/26 at 100.00 N/R 87,716
105 2.375%, 8/15/31 8/26 at 100.00 N/R 86,267
225 2.500%, 8/15/33 8/26 at 100.00 N/R 180,936
240 2.500%, 8/15/35 8/26 at 100.00 N/R 186,823
255 2.500%, 8/15/37 8/26 at 100.00 N/R 191,880
565 2.750%, 8/15/41 8/26 at 100.00 N/R 415,365
240 Comal County, Texas, Special Assessment Revenue Bonds, Crossings
Public Improvement District, Series 2017, 4.000%, 9/01/27
No Opt. Call N/R 234,360
Conroe Local Government Corporation, Texas, Hotel
Revenue and Contract Revenue Bonds, Subordinate Third
Lien Series 2021C:
650 4.000%, 10/01/41 10/31 at 100.00 A2 658,229
700 4.000%, 10/01/46 10/31 at 100.00 A2 691,894
550 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, First-Lien Series 2021A, 2.500%,
10/01/31
No Opt. Call BBB- 457,605
525 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, Second-Lien Series 2021B, 3.500%,
10/01/31
No Opt. Call BB- 441,247
Crandall, Kaufman County, Texas, Special Assessment
Revenue Bonds, Crandall Carwright Ranch Public
Improvement District Improvement Area 1 Project, Series
2021:
321 3.375%, 9/15/26, 144A No Opt. Call N/R 292,608
205 4.000%, 9/15/31, 144A No Opt. Call N/R 181,798
Crandall, Kaufman County, Texas, Special Assessment
Revenue Bonds, Crandall Carwright Ranch Public
Improvement District Improvement Area Project, Series
2021:
200 4.125%, 9/15/26, 144A No Opt. Call N/R 190,492
260 4.750%, 9/15/31, 144A No Opt. Call N/R 235,620

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 335 Danbury Higher Education Authority, Texas, Charter School Revenue
Bonds, John H. Wood Jr. Public Charter District, Inspire Academies,
Series 2013A, 5.250%, 8/15/23, (ETM)
No Opt. Call N/R (6) $ 342,159
Decatur Hospital Authority, Texas, Revenue Bonds, Wise
Regional Health System, Series 2014A:
230 5.000%, 9/01/22 No Opt. Call BBB- 231,145
325 5.000%, 9/01/23 No Opt. Call BBB- 334,926
305 5.000%, 9/01/24 No Opt. Call BBB- 320,061
1,785 5.250%, 9/01/29 9/24 at 100.00 BBB- 1,844,637
Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase
2A & 3A2, Series 2022:
265 3.750%, 8/15/27, 144A No Opt. Call N/R 252,052
587 4.000%, 8/15/32, 144A 8/30 at 100.00 N/R 545,816
Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase
2B, 2C & 3A1, Series 2019:
200 3.125%, 8/15/24, 144A No Opt. Call N/R 195,202
510 3.500%, 8/15/29, 144A 8/27 at 100.00 N/R 479,415
110 4.000%, 8/15/39, 144A 8/27 at 100.00 N/R 98,734
Flower Mound, Texas, Special Assessment Revenue Bonds,
River Walk Public Improvement District 1, Refunding Series
2021:
825 2.625%, 9/01/26, 144A No Opt. Call N/R 736,931
750 3.250%, 9/01/31, 144A No Opt. Call N/R 611,978
Georgetown, Texas, Special Assessment Revenue Bonds,
Parks at Westhaven Public Improvement District Project,
Series 2022:
450 3.625%, 9/15/27, 144A No Opt. Call N/R 424,291
415 3.875%, 9/15/32, 144A 9/30 at 100.00 N/R 377,252
1,250 4.125%, 9/15/42, 144A 9/30 at 100.00 N/R 1,102,413
6,080 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995,
4.875%, 5/01/25, (AMT)
10/22 at 100.00 B3 6,009,472
785 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998,
8.000%, 4/01/28, (AMT)
8/22 at 100.00 B3 776,357
Hackberry, Texas, Combination Special Assessment and
Contract Revenue Road and Utility Bonds, Hidden Cove
Improvement District 2, Series 2017:
280 4.000%, 9/01/23 No Opt. Call BBB- 285,152
295 4.000%, 9/01/24 No Opt. Call BBB- 300,873
310 4.000%, 9/01/25 No Opt. Call BBB- 316,932
335 4.000%, 9/01/27 No Opt. Call BBB- 342,658
560 Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public
Improvement District 3 Phase 13-16 Project, Refunding & Improvement
Series 2017, 4.500%, 9/01/27
No Opt. Call N/R 563,752
865 Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale by the
Lake Public Improvement District 2 Phases 4-6, Series 2017, 4.125%,
9/01/27
No Opt. Call N/R 858,521
Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Refunding Bonds, Young
Men's Christian Association of the Greater Houston Area,
Series 2013A:
915 5.000%, 6/01/23 No Opt. Call Baa2 921,158
1,400 5.000%, 6/01/28 6/23 at 100.00 Baa2 1,402,016

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021:
$ 100 2.000%, 4/01/27 No Opt. Call N/R $ 90,377
100 2.000%, 4/01/28 No Opt. Call N/R 87,784
100 2.250%, 4/01/29 No Opt. Call N/R 86,685
100 2.250%, 4/01/30 4/29 at 100.00 N/R 84,817
100 2.375%, 4/01/31 4/29 at 100.00 N/R 83,557
250 2.500%, 4/01/33 4/29 at 100.00 N/R 204,215
250 2.500%, 4/01/35 4/29 at 100.00 N/R 197,607
300 2.500%, 4/01/37 4/29 at 100.00 N/R 229,410
300 2.750%, 4/01/39 4/29 at 100.00 N/R 228,675
325 3.000%, 4/01/41 4/29 at 100.00 N/R 252,509
16,600 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior
Lien Series 2007A, 1.616%, 8/15/35 - AMBAC Insured (3-Month
LIBOR*0.67% reference rate + 0.670% spread) (5)
8/22 at 100.00 AA- 15,261,044
2,565 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3, 0.000%, 11/15/35 - NPFG Insured
11/24 at 52.47 BB 1,202,523
Haslett, Texas, Special Assessment Revenue Bonds, Haslet
Public Improvement District 5 Improvement Area 1 Project,
Series 2019:
230 3.250%, 9/01/24, 144A No Opt. Call N/R 223,627
435 3.625%, 9/01/29, 144A No Opt. Call N/R 407,491
150 4.125%, 9/01/39, 144A 9/29 at 100.00 N/R 135,214
2,000 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
6.250%, 9/15/27
9/25 at 100.00 N/R 1,939,740
4,005 Hemphill County Hospital District, Texas, General Obligation Bonds, Series
2019, 5.250%, 2/01/32
2/29 at 100.00 N/R 4,076,249
1,250 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding
Series 2011, 6.500%, 7/15/30, (AMT)
8/22 at 100.00 B 1,255,850
10,240 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 B 10,095,309
3,600 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Airport Improvements Project, Refunding Series 2020C,
5.000%, 7/15/27, (AMT)
No Opt. Call B- 3,655,260
4,750 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021A, 4.000%, 7/01/41, (AMT)
7/29 at 100.00 B- 4,062,200
14,670 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41, (AMT)
7/29 at 100.00 B- 12,543,143
Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 1
Project Series 2021:
340 2.500%, 9/01/26, 144A No Opt. Call N/R 303,895
400 3.125%, 9/01/31, 144A 9/29 at 100.00 N/R 331,600
1,100 3.500%, 9/01/41, 144A 9/29 at 100.00 N/R 845,042
Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Durango Farms Public Improvement Project Series
2021:
375 2.750%, 9/01/26, 144A No Opt. Call N/R 340,114
400 3.500%, 9/01/31, 144A 9/29 at 100.00 N/R 339,504
1,165 3.875%, 9/01/41, 144A 9/29 at 100.00 N/R 927,351

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 1 Project
Series 2021:
$ 235 2.625%, 9/01/26, 144A No Opt. Call N/R $ 211,862
210 3.250%, 9/01/31, 144A 9/29 at 100.00 N/R 174,565
550 3.625%, 9/01/41, 144A 9/29 at 100.00 N/R 424,022
Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021:
100 4.000%, 9/01/24 No Opt. Call N/R 101,635
100 4.000%, 9/01/25 No Opt. Call N/R 102,056
105 4.000%, 9/01/26 No Opt. Call N/R 107,454
110 2.000%, 9/01/27 9/26 at 100.00 N/R 98,679
115 2.000%, 9/01/28 9/26 at 100.00 N/R 100,037
115 2.250%, 9/01/29 9/26 at 100.00 N/R 99,475
120 2.250%, 9/01/30 9/26 at 100.00 N/R 101,807
125 2.375%, 9/01/31 9/26 at 100.00 N/R 104,669
Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 2 Project, Series 2018:
800 2.500%, 9/01/26, 144A No Opt. Call N/R 729,416
485 3.000%, 9/01/31, 144A No Opt. Call N/R 415,378
1,000 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/25
No Opt. Call A- 1,060,700
925 Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 1 Project, Series 2019, 4.125%,
9/01/29, 144A
No Opt. Call N/R 898,989
Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 3 Project,
Series 2021:
500 2.750%, 9/01/26, 144A No Opt. Call N/R 444,140
750 3.375%, 9/01/31, 144A No Opt. Call N/R 627,570
2,000 3.750%, 9/01/41, 144A 9/31 at 100.00 N/R 1,561,520
Kyle, Texas, Special Assessment Revenue Bonds,
Plum Creek North  Public Improvement District Major
Improvement Area 1 Project, Series 2022:
625 3.625%, 9/01/27, 144A No Opt. Call N/R 594,450
505 3.875%, 9/01/32, 144A 9/30 at 100.00 N/R 462,560
1,250 4.125%, 9/01/41, 144A 9/30 at 100.00 N/R 1,116,825
Kyle, Texas, Special Assessment Revenue Bonds,
Plum Creek North  Public Improvement District Major
Improvement Project, Series 2022:
220 4.125%, 9/01/27, 144A No Opt. Call N/R 211,961
225 4.375%, 9/01/32, 144A 9/30 at 100.00 N/R 210,906
640 4.625%, 9/01/41, 144A 9/30 at 100.00 N/R 582,983
345 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District 1 Improvement Area 1 Project, Series 2019,
4.250%, 9/01/29, 144A
No Opt. Call N/R 337,903
Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District, Series 2022:
480 4.375%, 9/01/27 No Opt. Call N/R 472,363
535 4.750%, 9/01/32 No Opt. Call N/R 518,201
16,600 Lakeside Place Public Facility Corporation, Texas, Multifamily Housing
Revenue Bonds, Torrey Chase Apartments, Series 2021, 3.480%,
12/15/39, 144A
12/31 at 100.00 N/R 12,780,838

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 1 Project,
Series 2022:
$ 600 3.500%, 9/15/27, 144A No Opt. Call N/R $ 550,236
1,000 3.875%, 9/15/32, 144A No Opt. Call N/R 872,970
3,000 4.000%, 9/15/42, 144A 9/32 at 100.00 N/R 2,564,580
Lavon, Texas, Special Assessment Revenue Bonds,
Lakepointe Public Improvement District Area 1 Project,
Series 2019:
205 3.500%, 9/15/24, 144A No Opt. Call N/R 201,238
375 3.750%, 9/15/29, 144A No Opt. Call N/R 352,039
305 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Major Improvement Area Project, Series 2019,
4.375%, 9/15/29, 144A
No Opt. Call N/R 301,465
1,100 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Southern Improvement Area Project, Series 2017,
4.125%, 9/01/28, 144A
9/26 at 100.00 N/R 1,042,767
825 Legato Community Authority, Commerce City, Colorado, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021A-1, 5.000%,
12/01/41
6/26 at 103.00 N/R 759,289
Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Improvement Areas 1 & 2 Project, Series 2022:
650 2.625%, 9/01/27, 144A No Opt. Call N/R 591,402
750 3.125%, 9/01/32, 144A No Opt. Call N/R 645,293
2,200 3.375%, 9/01/42, 144A 9/32 at 100.00 N/R 1,741,872
Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Major Improvement Area Project, Series 2022:
225 3.500%, 9/01/27, 144A No Opt. Call N/R 209,731
275 3.875%, 9/01/32, 144A No Opt. Call N/R 245,418
650 4.125%, 9/01/42, 144A 9/32 at 100.00 N/R 555,029
Little Elm, Texas, Special Assessment Revenue Bonds,
Spiritas Ranch Public Improvement District Project, Series
2022:
150 3.250%, 9/01/27, 144A No Opt. Call N/R 135,548
205 3.500%, 9/01/32, 144A No Opt. Call N/R 171,923
530 3.750%, 9/01/42, 144A 9/32 at 100.00 N/R 414,131
Little Elm, Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District Improvement Area 3
Project, Series 2021:
250 2.375%, 9/01/26, 144A No Opt. Call N/R 221,957
300 2.875%, 9/01/31, 144A 9/29 at 100.00 N/R 242,859
725 3.125%, 9/01/41, 144A 9/29 at 100.00 N/R 531,280
470 Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe
Public Improvement District 2 Phase 1-1A Project, Series 2017, 5.250%,
9/01/27, 144A
No Opt. Call N/R 479,936
340 Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates
Public Improvement District 2 Project, Series 2017, 4.500%, 9/01/27,
144A
No Opt. Call N/R 340,439
1,000 Love Field Airport Modernization Corporation, Texas, Special
Facilities Revenue Bonds, Southwest Airlines Company - Love Field
Modernization Program Project, Series 2012, 5.000%, 11/01/28, (AMT)
11/22 at 100.00 BBB 1,008,830
370 Manor, Texas, Special Assessment Revenue Bonds, Lagos Public
Improvement District Major Improvement Area Project, Series 2020,
4.125%, 9/15/30, 144A
No Opt. Call N/R 353,461

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area 1-2
Project, Series 2021:
$ 210 2.500%, 9/15/26, 144A No Opt. Call N/R $ 185,023
300 3.125%, 9/15/31, 144A No Opt. Call N/R 245,901
740 3.500%, 9/15/41, 144A 9/31 at 100.00 N/R 561,068
Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Major Improvement
Area Project, Series 2021:
215 3.125%, 9/15/26, 144A No Opt. Call N/R 191,126
315 3.750%, 9/15/31, 144A No Opt. Call N/R 263,907
315 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Major Improvement Area
Project, Series 2019, 5.000%, 9/01/29, 144A
No Opt. Call N/R 314,304
320 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Neighborhood Improvement
Area 1 Project, Series 2019, 4.500%, 9/01/29, 144A
No Opt. Call N/R 312,931
Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 1 Project, Series 2021:
365 3.375%, 9/01/26, 144A No Opt. Call N/R 336,643
500 3.875%, 9/01/31, 144A No Opt. Call N/R 436,875
100 4.125%, 9/01/41, 144A 9/31 at 100.00 N/R 84,838
Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Major Improvement Area Project, Series 2021:
160 4.125%, 9/01/26, 144A No Opt. Call N/R 151,318
200 4.625%, 9/01/31, 144A No Opt. Call N/R 179,274
500 4.875%, 9/01/41, 144A 9/31 at 100.00 N/R 430,045
50 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1,
4.000%, 6/01/30
6/23 at 100.00 Baa2 50,070
McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 2 Project, Series 2019:
210 3.500%, 9/15/24, 144A No Opt. Call N/R 206,991
420 3.750%, 9/15/29, 144A No Opt. Call N/R 400,860
McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 3 Project, Series 2021:
205 2.625%, 9/15/26, 144A No Opt. Call N/R 183,225
240 3.125%, 9/15/31, 144A No Opt. Call N/R 197,028
McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 4 Project, Series 2022:
430 5.000%, 9/15/27, 144A No Opt. Call N/R 425,132
500 5.375%, 9/15/32, 144A No Opt. Call N/R 488,275
135 Mesquite Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, Christian Care Centers Inc., Series 2014,
5.000%, 2/15/24 (7)
No Opt. Call N/R 112,050
Mesquite, Texas, Special Assessment Bonds, Heartland
Town Center Public Improvement District Phase 1 Project,
Series 2018:
195 4.375%, 9/01/23, 144A No Opt. Call N/R 195,367
290 4.750%, 9/01/28, 144A No Opt. Call N/R 293,190

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 290 Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public
Improvement District Phase 2 Major Improvement Project, Series 2018,
5.125%, 9/01/28, 144A
No Opt. Call N/R $ 297,096
Mesquite, Texas, Special Assessment Bonds, Iron Horse
Public Improvement District Project, Series 2019:
290 5.000%, 9/15/24, 144A No Opt. Call N/R 289,954
600 5.250%, 9/15/29, 144A No Opt. Call N/R 595,662
Midlothian, Texas, Special Assessment Revenue Bonds,
Redden Farms Public Improvement District Improvement
Areas 1-2 Project, Series 2021:
565 2.875%, 9/15/26, 144A No Opt. Call N/R 514,483
410 3.500%, 9/15/31, 144A No Opt. Call N/R 349,587
1,105 3.875%, 9/15/41, 144A 9/31 at 100.00 N/R 892,608
235 Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms
Public Improvement District Major Improvement Area Project, Series
2021, 4.125%, 9/15/31, 144A
No Opt. Call N/R 211,829
1,830 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
7/22 at 105.00 BB- 1,861,933
5,791 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 6.500%, 1/01/26, (AMT), 144A (7),(8)
No Opt. Call N/R 148,635
Missouri City Management District 1, Fort Bend County,
Texas, General Obligation  Bonds, Road Series 2021:
105 2.000%, 9/01/23 No Opt. Call N/R 103,869
105 2.000%, 9/01/24 No Opt. Call N/R 102,165
110 2.000%, 9/01/25 No Opt. Call N/R 104,991
115 2.000%, 9/01/26 No Opt. Call N/R 107,737
120 2.000%, 9/01/27 No Opt. Call N/R 110,073
125 2.000%, 9/01/28 9/27 at 100.00 N/R 112,404
130 2.000%, 9/01/29 9/27 at 100.00 N/R 114,388
135 2.250%, 9/01/30 9/27 at 100.00 N/R 118,457
140 2.250%, 9/01/31 9/27 at 100.00 N/R 120,445
295 2.250%, 9/01/33 9/27 at 100.00 N/R 244,632
315 2.375%, 9/01/35 9/27 at 100.00 N/R 253,644
340 2.500%, 9/01/37 9/27 at 100.00 N/R 269,521
365 2.500%, 9/01/39 9/27 at 100.00 N/R 280,276
395 2.750%, 9/01/41 9/27 at 100.00 N/R 302,380
New Braunfels, Comal and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Solms Landing Public
Improvement District Improvement Area 1 Project, Series
2021:
225 3.625%, 9/01/26, 144A No Opt. Call N/R 208,476
350 4.250%, 9/01/31, 144A No Opt. Call N/R 315,487
635 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Beta Academy, Series 2018A, 5.125%,
8/15/29, 144A
8/24 at 100.00 N/R 644,665
New Hope Cultural Education Facilities Finance
Corporation, Texas, Education Revenue Bonds, Beta
Academy, Series 2019A:
505 3.375%, 8/15/29, 144A 8/24 at 100.00 N/R 466,085
80 5.000%, 8/15/39, 144A 8/24 at 100.00 N/R 80,027
1,575 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Southwest Preparatory School, Series 2020A,
3.000%, 8/15/30, 144A
8/25 at 103.00 BB+ 1,390,221

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 330 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call N/R $ 282,153
2,135 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call N/R 1,893,532
19,555 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 N/R 10,634,009
775 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series
2014, 5.000%, 1/01/24
No Opt. Call N/R 771,482
New Hope Cultural Education Facilities Finance
Corporation, Texas, Senior Living Revenue Bonds,
Sanctuary LTC LLC Project, Series 2021A-1:
7,000 5.000%, 1/01/32 1/28 at 103.00 N/R 6,475,140
31,920 5.250%, 1/01/42 1/28 at 103.00 N/R 28,318,786
8,000 5.500%, 1/01/57 1/28 at 103.00 N/R 6,837,120
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M
University-Corpus Christi Project, Series 2014A:
655 5.000%, 4/01/23, (ETM) No Opt. Call N/R (6) 670,805
690 5.000%, 4/01/24, (ETM) No Opt. Call N/R (6) 724,735
300 5.000%, 4/01/25, (Pre-refunded 4/01/24) 4/24 at 100.00 N/R (6) 315,102
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas A&M
University-Corpus Christi Project, Series 2016A:
355 5.000%, 4/01/36, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (6) 388,722
2,275 5.000%, 4/01/48, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R (6) 2,491,102
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Foundation - College Station I LLC
- Texas A&M University Project, Series 2014A:
450 4.000%, 4/01/24 - AGM Insured No Opt. Call A2 463,837
2,250 5.000%, 4/01/29 4/24 at 100.00 BB+ 2,259,855
725 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- Stephenville II, L.L.C. - Tarleton State University Project, Series 2014A,
5.000%, 4/01/29, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R (6) 762,135
430 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- Stephenville III, L.L.C. - Tarleton State University Project, Series 2015A,
5.000%, 4/01/24, (ETM)
No Opt. Call N/R (6) 452,403
305 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/24, (ETM)
No Opt. Call N/R (6) 320,085
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
NCCD - College Station Properties LLC - Texas A&M
University Project,  Series 2015A:
1,250 3.000%, 7/01/22 No Opt. Call CCC 1,062,500
480 5.000%, 7/01/24 No Opt. Call CCC 408,000
13,500 5.000%, 7/01/30 7/25 at 100.00 CCC 11,475,000

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,350 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015B, 4.625%, 7/01/22
No Opt. Call CCC $ 1,147,500
North Hays County Municipal Utility District 1, Texas,
General Obligation Bonds, Unlimited Tax Series 2021:
280 2.250%, 8/15/34 - BAM Insured 8/26 at 100.00 N/R 219,904
450 2.250%, 8/15/35 - BAM Insured 8/26 at 100.00 N/R 346,234
480 2.250%, 8/15/37 - BAM Insured 8/26 at 100.00 N/R 354,629
995 2.500%, 8/15/39 - BAM Insured 8/26 at 100.00 N/R 739,444
1,040 2.500%, 8/15/41 - BAM Insured 8/26 at 100.00 N/R 752,710
1,315 2.500%, 8/15/44 - BAM Insured 8/26 at 100.00 N/R 917,476
805 2.625%, 8/15/47 - BAM Insured 8/26 at 100.00 N/R 563,733
North Parkway Municipal Management District 1, Celina,
Texas, Contract Revenue Bonds, Legacy Hills Public
Improvement District Phase 1A-1B Improvements, Series
2021:
400 3.000%, 9/15/26, 144A No Opt. Call N/R 373,476
800 3.625%, 9/15/31, 144A No Opt. Call N/R 706,320
650 4.000%, 9/15/41, 144A 9/31 at 100.00 N/R 559,507
North Parkway Municipal Management District 1, Celina,
Texas, Special Assessment Revenue Bonds, Major
Improvements Project, Series 2021:
1,212 3.625%, 9/15/26, 144A No Opt. Call N/R 1,166,586
3,000 4.250%, 9/15/31, 144A No Opt. Call N/R 2,835,570
7,000 4.750%, 9/15/41, 144A 9/31 at 100.00 N/R 6,491,380
North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone A
Project, Series 2019:
200 4.875%, 9/01/25, 144A No Opt. Call N/R 198,468
265 5.250%, 9/01/30, 144A No Opt. Call N/R 256,093
North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B
Project, Series 2019:
251 4.500%, 9/01/25, 144A No Opt. Call N/R 248,114
351 4.875%, 9/01/30, 144A No Opt. Call N/R 334,794
325 Oak Point, Denton County, Texas, Special Assessment Revenue Bonds,
Oak Point Public Imporvement District 2 Project, Series 2020, 2.500%,
9/01/25, 144A
No Opt. Call N/R 304,242
Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Wildridge Public Imporvement District 1
Improvement Area 3 Project, Series 2019:
110 3.125%, 9/01/24, 144A No Opt. Call N/R 107,683
205 3.500%, 9/01/29, 144A No Opt. Call N/R 193,024
570 4.000%, 9/01/39, 144A 9/29 at 100.00 N/R 517,697
410 Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone A Improvement Area 1 Project, Series 2022,
4.875%, 9/15/27, 144A
No Opt. Call N/R 405,346
370 Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone B Improvement Area 1 Project, Series 2022,
4.875%, 9/15/27, 144A
No Opt. Call N/R 365,800
Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 1
Project, Series 2022:
693 4.875%, 9/15/27, 144A No Opt. Call N/R 690,436
912 5.125%, 9/15/32, 144A 9/30 at 100.00 N/R 908,343

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 2
Project, Series 2022:
$ 618 5.375%, 9/15/27, 144A No Opt. Call N/R $ 616,560
500 5.625%, 9/15/32, 144A No Opt. Call N/R 498,035
160 Ponder, Texas, Special Assessment Revenue Bonds, Public Improvement
District 1 Estates at Remington Park, Series 2017, 4.000%, 9/01/27
No Opt. Call N/R 157,794
Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf
Coast Energy Project, Series 2020:
5,305 3.625%, 1/01/35, (AMT), 144A 8/22 at 103.00 N/R 4,682,034
59,130 4.000%, 1/01/50, (AMT), 144A 8/22 at 103.00 N/R 48,661,625
Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf
Coast Energy Project, Series 2021A:
1,075 2.125%, 1/01/28, (AMT), 144A 7/23 at 103.00 N/R 946,742
800 2.250%, 1/01/29, (AMT), 144A 7/23 at 103.00 N/R 689,024
1,000 2.500%, 1/01/30, (AMT), 144A 7/23 at 103.00 N/R 852,180
800 2.625%, 1/01/31, (AMT), 144A 7/23 at 103.00 N/R 670,856
8,605 2.750%, 1/01/36, (AMT), 144A 7/23 at 103.00 N/R 6,530,162
7,045 2.875%, 1/01/41, (AMT), 144A 7/23 at 103.00 N/R 4,928,541
Princeton, Collins County, Texas, Special Assessment
Revenue Bonds, Winchester Public Improvement District 2
Project, Series 2022:
460 4.750%, 9/01/32 , (WI/DD, Settling 7/26/22) 9/30 at 100.00 N/R 463,363
1,050 5.125%, 9/01/42 , (WI/DD, Settling 7/26/22) 9/30 at 100.00 N/R 1,057,549
Princeton, Texas, Special Assessment Revenue Bonds,
Brookside Public Improvement District Phase 2 & 3 Project,
Series 2021:
125 2.500%, 9/01/26, 144A No Opt. Call N/R 113,934
150 3.000%, 9/01/31, 144A 9/29 at 100.00 N/R 127,713
350 3.375%, 9/01/41, 144A 9/29 at 100.00 N/R 269,857
Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 1
Project, Series 2019:
280 3.750%, 9/01/24, 144A No Opt. Call N/R 275,422
540 4.000%, 9/01/29, 144A No Opt. Call N/R 514,728
585 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019, 5.000%, 9/01/29, 144A
No Opt. Call N/R 581,484
485 Princeton, Texas, Special Assessment Revenue Bonds, Winchester Public
Improvement District Phase  2 Project, Series 2022, 4.250%, 9/01/27 ,
(WI/DD, Settling 7/26/22)
No Opt. Call N/R 486,610
Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District Phase 3 & 4
Project, Series 2021:
313 2.375%, 9/01/26, 144A No Opt. Call N/R 283,196
215 2.875%, 9/01/31, 144A 9/30 at 100.00 N/R 181,940
550 3.250%, 9/01/41, 144A 9/30 at 100.00 N/R 414,326
1,970 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.000%, 2/01/29
2/24 at 100.00 Ba1 2,022,343
1,125 Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 4.087%,
12/15/22 (7)
8/22 at 100.00 N/R 697,500

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 105 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public
Improvement District North Improvement Area, Series 2016, 4.900%,
9/15/24
3/24 at 102.00 N/R $ 103,683
Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Parkside Village Public improvement
District Project, Series 2019:
290 3.250%, 9/15/24, 144A No Opt. Call N/R 281,842
530 3.625%, 9/15/29, 144A No Opt. Call N/R 496,154
Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 1 Phase 1B Project, Series 2019:
165 3.500%, 9/15/24, 144A No Opt. Call N/R 162,300
315 3.875%, 9/15/29, 144A 9/27 at 100.00 N/R 301,427
495 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 1 Project,
Series 2017, 4.250%, 9/15/28, 144A
9/27 at 100.00 N/R 490,981
Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 2 Project, Series 2019:
300 3.750%, 9/15/24, 144A No Opt. Call N/R 296,844
555 4.125%, 9/15/29, 144A 9/27 at 100.00 N/R 544,000
205 4.625%, 9/15/39, 144A 9/27 at 100.00 N/R 195,838
735 Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Publifc improvement District Major Improvement Area
Project, Series 2017, 4.750%, 9/15/28, 144A
9/27 at 100.00 N/R 741,821
Royse CIty, Rockwall, Collin and Hunt Counties, Texas,
Special Assessment Revenue Bonds, Creekshaw Public
Improvement District Improvement Area 1 Project, Series
2020:
155 3.125%, 9/15/25, 144A No Opt. Call N/R 147,419
225 3.625%, 9/15/30, 144A No Opt. Call N/R 201,541
SA Energy Acquisition Public Facilities Corporation, Texas,
Gas Supply Revenue Bonds, Series 2007:
770 5.500%, 8/01/22 No Opt. Call BBB+ 771,956
450 5.500%, 8/01/27 No Opt. Call BBB+ 488,677
San Antonio Education Facilities Corporation, Texas, Higher
Education Revenue Bonds, Hallmark University Project,
Series 2021A:
265 5.000%, 10/01/31 No Opt. Call N/R 251,246
840 5.000%, 10/01/41 10/31 at 100.00 N/R 741,317
San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos
Trace Public Improvement District Series 2019:
630 4.500%, 9/01/24, 144A No Opt. Call N/R 632,394
1,270 5.000%, 9/01/29, 144A 9/28 at 100.00 N/R 1,266,469
San Marcos, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, Whisper South
Public Improvement District, Series 2020:
300 3.750%, 9/01/27, 144A No Opt. Call N/R 283,119
500 4.000%, 9/01/32, 144A No Opt. Call N/R 455,640
Santa Fe, Galveston County, Texas, Special Assessment
Revenue Bonds, Mulberry Farms Public Improvement
District Series 2022:
240 4.375%, 9/01/27, 144A No Opt. Call N/R 232,659
295 4.625%, 9/01/32, 144A No Opt. Call N/R 280,052
650 4.875%, 9/01/42, 144A 9/32 at 100.00 N/R 597,493

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 3,270 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckner Senior Living Ventana
Project, Series 2017A, 6.000%, 11/15/27
5/27 at 100.00 N/R $ 3,372,351
1,155 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Northwest Senior Housing-
Edgemere Project, Series 2015A, 5.000%, 11/15/22 (7)
No Opt. Call CC 462,000
320 Texas Municipal Gas Acquisition and Supply Corporation I, Gas
Supply Revenue Bonds, Series 2006B, 1.925%, 12/15/26 (3-Month
LIBOR*0.67% reference rate + 0.700% spread) (5)
6/22 at 100.00 A- 315,482
11,985 Texas State Department of Housing and Community Affairs, Multifamily
Housing Revenue Bonds, East Texas Pines Apartments, Custodial
Receipts CR-021-2006, 5.800%, 10/01/46, (AMT), (Mandatory Put
4/01/24), 144A
4/24 at 100.00 N/R 12,247,112
5,720 Texas State, General Obligation Bonds, College Student Loan Series
2021A, 5.000%, 8/01/30, (AMT)
No Opt. Call N/R 6,494,431
595 Town Of Hickory Creek, Denton County, Texas, Special Assessment
Revenue Bonds, Hickory Creek Public Improvement District, Series 2018,
5.125%, 9/01/28
No Opt. Call N/R 608,798
Uptown Development Authority, Houston, Texas, Tax
Increment Contract Revenue Bonds, Infrastructure
Improvement Facilities, Refunding Series 2021:
425 5.000%, 9/01/31 No Opt. Call Baa2 453,781
425 4.000%, 9/01/32 9/31 at 100.00 Baa2 410,877
755 3.000%, 9/01/34 9/31 at 100.00 Baa2 656,707
280 4.000%, 9/01/35 9/31 at 100.00 Baa2 269,360
900 3.000%, 9/01/37 9/31 at 100.00 Baa2 753,993
750 3.000%, 9/01/40 9/31 at 100.00 Baa2 597,060
Venus, Johnson County, Texas, Special Assessment
Revenue Bonds, Patriot Estates Public Improvement District,
Series 2021:
249 2.625%, 9/15/26, 144A No Opt. Call N/R 224,107
250 3.125%, 9/15/31, 144A 9/29 at 100.00 N/R 209,993
549 Viridian Municipal Management District, Texas, Assessment Revenue
Bonds, Series 2015, 4.000%, 12/01/27
12/24 at 100.00 N/R 544,707
635 Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Improvement Area
#2 Project, Series 2018, 4.500%, 9/01/27
No Opt. Call N/R 637,553
Westlake, Texas, Special Assessment Revenue Bonds,
Solana Public Improvement District, Series 2015:
1,700 5.500%, 9/01/25 No Opt. Call N/R 1,679,022
1,840 6.125%, 9/01/35 9/25 at 100.00 N/R 1,714,770
2,025 6.250%, 9/01/40 9/25 at 100.00 N/R 1,862,230
476,865 Total Texas 414,586,121
Utah - 0.8%
Black Desert Public Infrastructure District, Limited Tax
General Obligation Bonds, Series 2021A:
560 3.250%, 3/01/31, 144A 9/26 at 103.00 N/R 489,558
1,835 3.500%, 3/01/36, 144A 9/26 at 103.00 N/R 1,522,279
2,100 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory
Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, (AMT), 144A (7)
12/27 at 100.00 N/R 1,504,041
3,935 Coral Junction Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2022A-1, 6.500%, 3/01/53
6/27 at 103.00 N/R 3,740,060

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah (continued)
$ 2,505 Coral Junction Public Infrastructure District 1, Utah, Special Assessment
Bonds, Coral Junction Assessment Area, Series 2022A-2, 5.500%,
6/01/41, 144A
6/27 at 103.00 N/R $ 2,391,574
Military Installation Development Authority, Tax Allocation
and Hotel Tax Revenue Bonds, Series 2021A-1:
1,000 4.000%, 6/01/36 9/26 at 103.00 N/R 851,990
1,000 4.000%, 6/01/41 9/26 at 103.00 N/R 815,820
Military Installation Development Authority, Tax Allocation
Revenue Bonds, Series 2021A-2:
10,980 4.000%, 6/01/36 9/26 at 103.00 N/R 9,259,983
4,330 4.000%, 6/01/41 9/26 at 103.00 N/R 3,442,696
8,270 4.000%, 6/01/52 9/26 at 103.00 N/R 6,037,762
2,140 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/48, (AMT)
7/28 at 100.00 A 2,218,260
5,000 UIPA Crossroads Public Infrastructure District, Utah, Tax Differential
Revenue Bonds, Series 2021, 4.125%, 6/01/41, 144A
12/26 at 103.00 N/R 4,223,850
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Leadership Learning Academy Project,
Series 2019A:
570 3.500%, 6/15/24, 144A No Opt. Call N/R 561,256
1,660 5.000%, 6/15/29, 144A 6/27 at 102.00 N/R 1,691,125
2,115 5.000%, 6/15/34, 144A 6/27 at 102.00 N/R 2,101,781
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Mountain West Montessori Academy
Project, Series 2020A:
675 3.125%, 6/15/29, 144A No Opt. Call N/R 622,822
475 5.000%, 6/15/39, 144A 12/29 at 100.00 N/R 464,892
Utah Charter School Finance Authority, Revenue Bonds,
Beehive Science & Technology Academy, Series 2021A:
1,245 4.000%, 10/15/31, 144A 10/28 at 100.00 N/R 1,163,067
2,325 4.000%, 10/15/41, 144A 10/28 at 100.00 N/R 1,896,735
1,660 Utah Charter School Finance Authority, Revenue Bonds, Channing Hall
Project, Refunding Series 2017A, 4.500%, 7/15/27, 144A
No Opt. Call BB 1,673,147
815 Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson
Reagan Academy Project, Refunding Series 2016A, 5.000%, 2/15/36,
144A
2/26 at 100.00 BB 820,298
Utah Charter School Finance Authority, Revenue Bonds,
Wallace Stegner Academy Project, Series 2019A:
370 3.625%, 6/15/29, 144A 6/27 at 100.00 N/R 343,741
1,350 5.000%, 6/15/39, 144A 6/27 at 100.00 N/R 1,299,186
56,915 Total Utah 49,135,923
Vermont - 0.1%
Vermont Economic Development Authority, Mortgage
Revenue Bonds, Wake Robin Corporation Project, Series
2021A:
1,215 4.000%, 5/01/37 5/28 at 103.00 N/R 1,035,132
1,015 4.000%, 5/01/45 5/28 at 103.00 N/R 799,434
Vermont Educational and Health Buildings Financing
Agency, Revenue Bonds, Champlain College Project, Series
2016A:
695 5.000%, 10/15/26 No Opt. Call BBB 741,996
875 5.000%, 10/15/28 10/26 at 100.00 BBB 924,717
1,000 5.000%, 10/15/30 10/26 at 100.00 BBB 1,047,070
1,000 5.000%, 10/15/31 10/26 at 100.00 BBB 1,042,850

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Vermont (continued)
Vermont Educational and Health Buildings Financing
Agency, Revenue Bonds, Saint Michael's College Project,
Series 2012:
$ 170 5.000%, 10/01/24 10/22 at 100.00 BBB $ 170,938
555 5.000%, 10/01/25 10/22 at 100.00 BBB 557,881
805 5.000%, 10/01/27 10/22 at 100.00 BBB 808,655
7,330 Total Vermont 7,128,673
Virgin Islands - 0.7%
Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A:
1,000 5.000%, 10/01/25 No Opt. Call N/R 1,022,640
1,855 5.000%, 10/01/26 No Opt. Call N/R 1,905,067
2,995 5.000%, 10/01/27 No Opt. Call N/R 3,082,424
7,305 5.000%, 10/01/28 No Opt. Call N/R 7,521,666
3,825 5.000%, 10/01/30 No Opt. Call N/R 3,939,482
475 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32
10/22 at 100.00 N/R 454,318
Virgin Islands Public Finance Authority, Gross Receipts
Taxes Loan Note, Refunding Series 2014C:
660 5.000%, 10/01/24 No Opt. Call N/R 657,928
1,150 5.000%, 10/01/30 10/24 at 100.00 N/R 1,112,429
1,360 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/24
No Opt. Call N/R 1,355,730
6,000 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26, 144A
No Opt. Call N/R 5,785,800
6,441 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Series 2020A, 7.500%, 7/01/22, 144A
No Opt. Call N/R 6,441,575
3,610 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2003, 4.500%, 7/01/28 - AMBAC Insured
8/22 at 100.00 Caa2 3,615,343
4,810 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
8/22 at 100.00 Caa3 4,430,635
4,545 West Indian Company Limited, Virgin Island, Port Facilities Revenue
Bonds, WICO Financing, Series 2022, 5.875%, 10/01/32, (AMT), 144A
10/29 at 104.00 N/R 4,403,928
1,000 West Indian Company Limited, Virgin Island, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.250%, 10/01/42, (AMT), 144A
10/29 at 104.00 N/R 946,470
47,031 Total Virgin Islands 46,675,435
Virginia - 1.0%
Ballston Quarter Community Development Authority,
Arlington County, Virginia, Revenue Bonds, Series 2016A:
910 5.000%, 3/01/26 No Opt. Call N/R 828,045
2,000 5.125%, 3/01/31 3/27 at 100.00 N/R 1,633,420
2,730 Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-
Bristol Project, Series 2014B, 2.750%, 11/01/29 (7)
11/24 at 100.00 N/R 1,897,514
535 Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015, 4.500%,
3/01/25, 144A
No Opt. Call N/R 536,396
Cutalong II Community Development Authority, Louisa
County, Virginia, Special Assessment Revenue Bonds,
Cutalong II Project, Series 2022:
815 4.000%, 3/01/32, 144A 3/27 at 103.00 N/R 732,922
3,332 4.250%, 3/01/42, 144A 3/27 at 103.00 N/R 2,806,610
6,400 Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36, 144A
3/31 at 100.00 N/R 6,003,008

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 5,305 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Bond
Anticipation Notes, Series 2021A, 5.000%, 7/01/26
No Opt. Call A+ $ 5,839,744
1,060 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 4.000%, 3/01/25, 144A
No Opt. Call N/R 1,048,383
Norfolk Redevelopment and Housing Authority, Virginia,
Fort Norfolk Retirement Community, Inc., Harbor's Edge
Project, Series 2019A:
500 5.000%, 1/01/34 1/24 at 104.00 N/R 499,560
17,350 5.250%, 1/01/54 1/24 at 104.00 N/R 16,678,902
Norfolk Redevelopment and Housing Authority, Virginia,
Revenue Bonds, Fort Norfolk Retirement Community, Inc. -
Harbor's Edge Project, Refunding Series 2014:
300 4.000%, 1/01/24 No Opt. Call N/R 298,500
705 4.000%, 1/01/25 No Opt. Call N/R 695,920
Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Green
Series 2015B:
1,480 5.000%, 7/01/23, 144A No Opt. Call Ba2 1,496,206
1,550 5.000%, 7/01/24, 144A No Opt. Call Ba2 1,576,954
1,635 5.000%, 7/01/25, 144A No Opt. Call Ba2 1,670,447
Virginia College Building Authority, Educational Facilities
Revenue Bonds, Regent University Project, Series 2021:
2,110 3.000%, 6/01/41 6/31 at 100.00 BBB- 1,607,377
105 4.000%, 6/01/46 6/31 at 100.00 BBB- 93,328
1,520 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.500%, 4/01/28, 144A
No Opt. Call N/R 1,587,184
100 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/47, (AMT)
6/27 at 100.00 Baa3 102,286
Virginia Small Business Financing Authority, Revenue
Bonds, Elizabeth River Crossing OPCO, LLC Project,
Refunding Senior Lien Series 2022:
3,550 4.000%, 7/01/29, (AMT) , (WI/DD, Settling 7/01/22) No Opt. Call N/R 3,552,698
2,500 4.000%, 7/01/30, (AMT) , (WI/DD, Settling 7/01/22) No Opt. Call N/R 2,485,500
6,375 4.000%, 7/01/31, (AMT) , (WI/DD, Settling 7/01/22) No Opt. Call N/R 6,282,499
2,250 4.000%, 7/01/32, (AMT) , (WI/DD, Settling 7/01/22) 1/32 at 100.00 N/R 2,206,440
345 Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT),
(Mandatory Put 7/01/38), 144A
7/23 at 100.00 B 337,934
65,462 Total Virginia 62,497,777
Washington - 0.8%
1,140 King County Public Hospital District 4, Washington, General Obligation
Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A,
4.250%, 12/01/25
No Opt. Call N/R 1,139,795
1,300 King County Public Hospital District 4, Washington, Hospital Revenue
Bonds, Snoqualmie Valley Hospital, Series 2015A, 6.250%, 12/01/45
12/25 at 100.00 N/R 1,342,887
Kitsap County Consolidated Housing Authority,
Washington, Pooled Tax Credit Housing Revenue Bonds,
Series 2007:
1,320 5.500%, 6/01/27, (AMT) 8/22 at 100.00 N/R 1,320,330
1,500 5.600%, 6/01/37, (AMT) 8/22 at 100.00 N/R 1,452,975

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
Port of Pasco, Washington, Airport and General Port
Revenue Bonds, Series 2014A:
$ 1,110 5.000%, 12/01/23, (AMT) No Opt. Call A- $ 1,151,947
1,165 5.000%, 12/01/24, (AMT) 6/24 at 100.00 A- 1,212,404
1,000 Port of Seattle Industrial Development Corporation, Washington, Special
Facilities Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series
2012, 5.000%, 4/01/30, (AMT)
4/23 at 100.00 BB 1,004,220
805 Seattle Housing Authority, Washington, Revenue Bonds, Newholly Phase I
Project, Series 2016A, 3.550%, 10/01/46
10/26 at 100.00 AA 739,054
235 Tacoma Consolidated Local Improvement District 65, Washington, Special
Assessment Bonds, Series 2013, 5.750%, 4/01/43
7/22 at 100.00 N/R 219,417
5 Tukwila, Washington, Special Assessment Bonds, Local Improvement
District 33 Series 2013, 4.500%, 1/15/23
No Opt. Call BBB 5,071
12,910 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2017A,
7.500%, 1/01/32, (AMT), 144A (7)
1/28 at 100.00 N/R 8,391,500
1,130 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2018,
7.250%, 1/01/32, (AMT), 144A (7)
1/28 at 100.00 N/R 734,500
6,085 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2019A,
7.500%, 1/01/32, (AMT), 144A (7)
1/28 at 100.00 N/R 3,955,250
3,860 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 12.000%, 1/01/33, (AMT), 144A (7)
No Opt. Call N/R 2,880,911
1,000 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 14.250%, 1/01/27, 144A (7)
No Opt. Call N/R 750,370
5,000 Washington Health Care Facilities Authority, Revenue Bonds, Catholic
Health Initiative, Tender Option Bonds Trust 2015-XF1017, 4.097%,
1/01/35, 144A, (IF) (4)
7/24 at 100.00 BBB+ 5,082,700
4,370 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 N/R 4,446,912
Washington State Convention Center Public Facilities
District, Lodging Tax Revenue Bonds, Refunding
Series2021B. Exchange Purchase:
6,065 3.000%, 7/01/43 - AGM Insured 7/31 at 100.00 BBB- 4,670,171
2,465 3.000%, 7/01/48 - AGM Insured 7/31 at 100.00 BBB- 1,777,684
445 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Bayview Manor Senior Project, Refunding Series 2016A,
4.000%, 7/01/26, 144A
7/24 at 102.00 N/R 436,318
910 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 6.000%,
7/01/25, 144A
No Opt. Call N/R 935,216
100 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Mirabella Project, Series 2012A, 6.000%, 10/01/22,
(ETM), 144A
No Opt. Call N/R (6) 101,117
1,000 Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest
Proejct, Refunding Series 2016A, 5.000%, 1/01/31, 144A
1/25 at 102.00 BB 989,780

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill
Project, Series 2016:
$ 2,910 5.000%, 7/01/31, 144A 7/26 at 100.00 N/R $ 2,846,155
2,000 5.000%, 7/01/36, 144A 7/26 at 100.00 N/R 1,903,280
Washington State Housing Finance Commission, Revenue
Bonds, Rockwood Retirement Communities Project, Series
2014A:
835 6.000%, 1/01/24, 144A No Opt. Call N/R 843,901
1,500 7.500%, 1/01/49, 144A 1/24 at 100.00 N/R 1,548,150
62,165 Total Washington 51,882,015
West Virginia - 0.2%
Glenville State College, West Virginia, Revenue Bonds,
Refunding & Improvement Series 2017:
2,500 4.000%, 6/01/27 No Opt. Call N/R 2,350,800
1,500 4.500%, 6/01/32 6/27 at 100.00 N/R 1,361,925
465 Kanawha County Commission, West Virginia, Student Housing Revenue
Bonds, West Virginia State University Foundation Inc, Series 2013,
5.750%, 7/01/23, (ETM)
No Opt. Call N/R (6) 474,082
1,005 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A, 4.500%,
6/01/27, 144A
No Opt. Call N/R 1,003,643
220 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A, 4.125%,
6/01/43, 144A
6/31 at 100.00 N/R 196,517
500 South Charleston, West Virginia, Special District Excise Tax Revenue
Improvement Bonds, South Charleston Park Place Project, Series 2022A,
4.250%, 6/01/42, 144A
6/31 at 100.00 N/R 402,085
1,625 West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40, 144A
12/27 at 103.00 N/R 1,352,406
2,825 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%,
7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 B 2,807,344
West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding
& Improvement Series 2018A:
1,000 5.000%, 1/01/33 1/29 at 100.00 BBB+ 1,045,180
1,180 5.000%, 1/01/34 1/29 at 100.00 BBB+ 1,226,905
1,000 5.000%, 1/01/36 1/29 at 100.00 BBB+ 1,036,340
13,820 Total West Virginia 13,257,227
Wisconsin - 4.7%
105 Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue
Bonds, Cedar Ridge Apartments Project, Series 2013A, 4.250%, 6/01/23
No Opt. Call N/R 104,593
3,075 Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin,
General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32
12/27 at 100.00 N/R 2,824,941
Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2017:
300 5.000%, 11/15/31 11/26 at 100.00 A 328,875
190 5.000%, 11/15/33 11/26 at 100.00 A 207,959
170 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Alamance Community School, Series 2021A, 4.250%, 6/15/31, 144A
6/29 at 100.00 N/R 148,344

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Ascend Leadership Academy Project,
Series 2021A:
$ 275 4.250%, 6/15/31, 144A 6/29 at 100.00 N/R $ 243,625
895 5.000%, 6/15/41, 144A 6/29 at 100.00 N/R 784,360
400 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2021A, 4.000%, 6/01/36, 144A
6/27 at 100.00 N/R 363,992
140 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 4.250%,
2/01/26, 144A
No Opt. Call N/R 139,080
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Corvian Community School Bonds, North
Carolina, Series 2019A:
940 4.000%, 6/15/29, 144A 6/26 at 100.00 N/R 891,214
390 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R 373,226
810 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 4.250%,
6/15/29, 144A
6/24 at 100.00 N/R 780,224
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Discovery Charter School Project, Series
2022:
4,425 6.500%, 6/01/42, 144A , (WI/DD, Settling 7/14/22) 6/30 at 100.00 N/R 4,429,979
2,765 6.500%, 6/01/47, 144A , (WI/DD, Settling 7/14/22) 6/30 at 100.00 N/R 2,741,175
1,795 6.625%, 6/01/52, 144A , (WI/DD, Settling 7/14/22) 6/30 at 100.00 N/R 1,795,369
1,015 6.750%, 6/01/62, 144A , (WI/DD, Settling 7/14/22) 6/30 at 100.00 N/R 1,012,109
535 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A, 4.125%, 5/01/26,
144A
No Opt. Call N/R 518,501
1,275 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Explore Knowledge Foundation Las Vegas Project, Series 2012A,
5.750%, 7/15/32
7/22 at 100.00 BB+ 1,275,867
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Freedom Classical Academy Inc., Series
2020A:
650 5.000%, 1/01/31, 144A 1/28 at 100.00 N/R 653,399
355 5.000%, 1/01/42, 144A 1/28 at 100.00 N/R 332,323
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Guilford Preparatory Academy, North
Carolina, Taxable Series 2022A:
750 4.375%, 4/01/32, 144A 4/31 at 100.00 N/R 693,652
2,000 5.000%, 4/01/47, 144A 4/31 at 100.00 N/R 1,803,120
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, North Carolina Charter Educational
Foundation Project, Series 2016A:
6,475 4.100%, 6/15/26, 144A No Opt. Call N/R 6,089,414
5,010 5.000%, 6/15/36, 144A 6/26 at 100.00 N/R 4,352,387
2,960 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Phoenix Academy Charter School, North Carolina, Series 2017A,
5.000%, 6/15/27, 144A
6/24 at 100.00 N/R 2,865,517
1,125 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Pine Lake Preparatory, North Carolina, Series 2015, 4.350%, 3/01/25,
144A
No Opt. Call BBB- 1,143,900
240 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Research Triangle High School Project, North Carolina, Series 2015A,
4.375%, 7/01/25, 144A
No Opt. Call N/R 240,653

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 1,535 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A, 4.500%,
6/15/29, 144A
6/27 at 100.00 N/R $ 1,507,140
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Uwharrie Charter Academy, North
Carolina, Series 2022A:
510 4.500%, 6/15/32, 144A No Opt. Call N/R 490,579
1,310 5.000%, 6/15/42, 144A 6/32 at 100.00 N/R 1,265,054
105 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Voyager Foundation Inc. of North Carolina, Series 2012A, 5.500%,
10/01/22, (ETM)
No Opt. Call Baa3 (6) 106,005
95 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Voyager Foundation, Inc. of North Carolina Project, Series 2014A,
4.125%, 10/01/24, (Pre-refunded 10/01/22)
10/22 at 100.00 Baa3 (6) 95,617
Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, The Foundation of the
University of North Carolina at Charlotte Inc., Series 2021A:
3,920 4.000%, 9/01/36 9/31 at 100.00 N/R 3,463,751
2,565 4.000%, 9/01/41 9/31 at 100.00 N/R 2,143,468
5,000 4.000%, 9/01/51 9/31 at 100.00 N/R 3,823,250
3,280 Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017, 6.750%,
3/01/27, 144A
No Opt. Call N/R 3,512,683
165 Public Finance Authority of Wisconsin, Education Revenue Bonds, Carolina
International School, Series 2013A, 6.000%, 8/01/23, 144A
No Opt. Call BB+ 167,435
Public Finance Authority of Wisconsin, Education Revenue
Bonds, North Carolina Leadership Academy, Series 2019A:
290 4.000%, 6/15/29, 144A 6/26 at 100.00 N/R 278,748
440 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R 433,070
250 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 4.750%, 6/01/29, 144A
6/27 at 102.00 N/R 242,965
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Franklin School of Innovation, Series 2022A, 5.000%, 1/01/42, 144A
1/29 at 103.00 N/R 933,860
335 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2016A, 4.250%, 8/01/26, 144A
No Opt. Call N/R 329,580
8,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, Lenoir-Rhyne University, Refunding Series 2022, 5.000%, 4/01/43
, (WI/DD, Settling 7/14/22)
4/32 at 100.00 N/R 8,010,560
Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, The ASK Academy Project, Series 2015A:
390 5.250%, 2/01/25 No Opt. Call N/R 390,983
1,380 5.750%, 2/01/35 2/25 at 100.00 N/R 1,349,764
1,210 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 N/R 1,054,636
1,020 Public Finance Authority of Wisconsin, Healthcare Facility Expansion
Revenue Bonds, Church Homes of Hartford Inc Project, Refunding Series
2015A, 5.000%, 9/01/25, 144A
No Opt. Call BB 1,024,590
225 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson
Valley Medical Center, Series 2021A, 4.000%, 12/01/41
12/31 at 100.00 BB+ 199,811
1,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand
Hyatt San Antonio Hotel Acquisition Project, Senior Lien Series 2022A,
5.000%, 2/01/52
2/32 at 100.00 N/R 1,012,920

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A:
$ 30,785 3.125%, 8/01/27, 144A (7) No Opt. Call N/R $ 27,984,181
7,270 6.750%, 8/01/31, 144A (7) No Opt. Call N/R 6,001,603
Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017:
21,495 5.000%, 12/01/27, 144A No Opt. Call N/R 19,317,556
12,615 6.500%, 12/01/37, 144A 12/27 at 100.00 N/R 11,324,486
300 6.750%, 12/01/42, 144A 12/27 at 100.00 N/R 271,161
7,250 7.000%, 12/01/50, 144A 12/27 at 100.00 N/R 6,583,653
1,790 Public Finance Authority of Wisconsin, Project Revenue Bonds, Irving
Convention Center Hotel Project, First Tier Series 2017A-2, 7.000%,
1/01/50, 144A
1/32 at 100.00 N/R 1,937,568
1,690 Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds,
Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A
No Opt. Call N/R 1,210,125
1,700 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A, 6.250%, 10/01/31, 144A (7)
10/27 at 100.00 N/R 1,527,501
1,000 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A (7)
10/27 at 100.00 N/R 652,500
3,320 Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare
Foundation, Inc., Series 2017A, 5.000%, 12/01/27
No Opt. Call BBB- 3,452,435
13,540 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 6.625%, 7/01/28, 144A
No Opt. Call N/R 12,319,911
1,285 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2015, 5.000%, 4/01/25
No Opt. Call BB 1,315,981
600 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020, 5.000%, 4/01/30, 144A
No Opt. Call BB 624,276
4,225 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Continuing Care Retirement Community, Refunding Series 2017A,
4.250%, 6/01/27
6/23 at 104.00 N/R 4,495,991
2,320 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Continuing Care Retirement Community, Series 2017B, 4.125%, 6/01/24
6/23 at 104.00 N/R 2,466,206
5,085 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-1, 3.000%, 6/01/28
No Opt. Call N/R 4,550,973
Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A:
5,665 5.000%, 6/01/27 , (WI/DD, Settling 3/03/23) No Opt. Call N/R 5,571,131
5,330 4.000%, 6/01/31 6/27 at 103.00 N/R 4,779,677
7,130 4.000%, 6/01/36 6/27 at 103.00 N/R 5,958,256
2,500 5.000%, 6/01/37 , (WI/DD, Settling 3/03/23) 6/28 at 103.00 N/R 2,190,675
11,130 4.000%, 6/01/41 6/27 at 103.00 N/R 8,760,646
Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project,
Series 2021:
3,430 4.000%, 7/01/36, (AMT) 7/28 at 100.00 N/R 2,992,332
3,985 4.000%, 7/01/41, (AMT) 7/31 at 100.00 N/R 3,267,541
Public Finance Authority of Wisconsin, Revenue Bonds,
Viticus Group Project, Series 2022A:
1,285 4.000%, 12/01/31, 144A No Opt. Call N/R 1,185,811
2,255 4.000%, 12/01/41, 144A 12/31 at 100.00 N/R 1,894,944

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Senior Living Facility
Revenue Bonds, Mary's Woods at Marylhurst Inc., Series
2017A:
$ 1,910 5.000%, 5/15/26, 144A 5/25 at 102.00 BB $ 1,905,893
1,215 5.000%, 5/15/31, 144A 5/25 at 102.00 BB 1,170,276
Public Finance Authority of Wisconsin, Senior Revenue
Bonds, Maryland Proton Treatment Center, Series 2018A-1:
25,435 6.125%, 1/01/33, 144A 1/28 at 100.00 N/R 15,642,525
8,455 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R 5,199,825
2,795 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R 1,718,925
Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, Collegiate Housing Foundation -
Cullowhee LLC - Western California University Project,
Series 2015A:
140 5.000%, 7/01/22 No Opt. Call BBB- 140,000
540 5.000%, 7/01/23 No Opt. Call BBB- 546,907
Public Finance Authority, Wisconsin, Revenue Bonds,
Ocean Academy Charter School, Series 2021:
285 4.000%, 10/15/31, 144A No Opt. Call N/R 258,686
570 5.000%, 10/15/41, 144A 10/31 at 100.00 N/R 529,935
3,500 Public Finance Authority, Wisconsin, Revenue Bonds, Texas Biomedical
Research Institute Project, Series 2021A, 3.000%, 6/01/48
6/31 at 100.00 Baa1 2,402,820
17,930 Public Finance Authority, Wisconsin, Revenue Bonds, Vonore Fiber
Products Sustainable Packaging Project, Taxable Green Series 2019,
7.500%, 6/01/29, 144A
6/23 at 105.00 N/R 18,219,390
1,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/41
10/28 at 102.00 N/R 854,020
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017:
315 3.500%, 8/01/22 No Opt. Call N/R 314,591
3,815 5.000%, 8/01/27 8/24 at 103.00 N/R 3,721,494
4,015 5.000%, 8/01/32 8/24 at 103.00 N/R 3,728,891
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Clement Manor, Inc., Series
2019:
1,000 4.250%, 8/01/34 8/26 at 103.00 N/R 759,290
2,300 4.500%, 8/01/39 8/26 at 103.00 N/R 1,646,869
790 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014, 4.250%, 10/01/24
10/22 at 102.00 N/R 780,662
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014:
1,485 5.000%, 5/01/24 No Opt. Call BBB+ 1,550,875
350 5.000%, 5/01/25 5/24 at 100.00 BBB+ 364,098
800 5.000%, 5/01/26 5/24 at 100.00 BBB+ 829,136
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Hope Christian Schools
Obligated Group, Series 2021:
1,230 3.000%, 12/01/31 12/26 at 100.00 N/R 1,062,265
850 4.000%, 12/01/41 12/26 at 100.00 N/R 736,567
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc.,
Series 2014:
645 5.000%, 5/01/23 No Opt. Call N/R 646,987
1,250 5.000%, 5/01/26 5/24 at 100.00 N/R 1,229,450
1,000 5.125%, 5/01/29 5/24 at 100.00 N/R 960,670

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc.,
Series 2014A:
$ 385 5.000%, 7/01/25 7/24 at 100.00 A $ 402,117
670 5.000%, 7/01/26 7/24 at 100.00 A 698,341
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint John's Communities Inc.,
Refunding Series 2021B:
530 4.000%, 9/01/36 9/27 at 103.00 N/R 484,128
500 4.000%, 9/15/41 9/27 at 103.00 N/R 441,545
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint John's Communities Inc.,
Refunding Series 2022. Forward Delivery:
775 4.000%, 9/15/36 , (WI/DD, Settling 9/15/22) ok 9/27 at 103.00 N/R 697,632
770 4.000%, 9/15/41 , (WI/DD, Settling 9/15/22) 9/27 at 103.00 N/R 667,705
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint John's Communities Inc.,
Series 2015B:
100 4.000%, 9/15/22 No Opt. Call BBB- 100,499
100 4.000%, 9/15/23 9/22 at 100.00 BBB- 100,496
100 4.000%, 9/15/24 9/22 at 100.00 BBB- 100,496
100 4.000%, 9/15/25 9/22 at 100.00 BBB- 100,496
200 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Three Pillars Senior Living Communities, Refunding Series 2013,
5.000%, 8/15/22, (ETM)
No Opt. Call BBB+ (6) 200,834
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Vernon Memorial Healthcare
Inc., Series 2014:
945 5.000%, 3/01/24 No Opt. Call BB 966,177
525 5.000%, 3/01/25 3/24 at 100.00 BB 534,697
820 5.000%, 3/01/26 3/24 at 100.00 BB 833,464
1,095 5.000%, 3/01/27 3/24 at 100.00 BB 1,111,425
1,130 5.000%, 3/01/28 3/24 at 100.00 BB 1,144,747
4,020 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%,
12/01/29
12/22 at 102.00 N/R 3,968,464
2,500 Wisconsin Housing and Economic Development Authority, Multifamily
Housing Bonds, Meadow Village Project Series 2020A, 5.000%, 7/01/37,
144A
7/28 at 102.00 N/R 2,257,375
330,955 Total Wisconsin 293,343,072
Wyoming - 0.1%
Sweetwater County, Wyoming, Hospital Revenue Bonds,
Memorial Hospital Project, Refunding Series 2013A:
1,230 5.000%, 9/01/23, (ETM) No Opt. Call BB+ (6) 1,274,009
1,045 5.000%, 9/01/24, (Pre-refunded 9/01/23) 9/23 at 100.00 BB+ (6) 1,082,390
1,360 5.000%, 9/01/25, (Pre-refunded 9/01/23) 9/23 at 100.00 BB+ (6) 1,408,661
1,310 5.000%, 9/01/30, (Pre-refunded 9/01/23) 9/23 at 100.00 BB+ (6) 1,356,872
4,945 Total Wyoming 5,121,932
$ 7,179,639 Total Municipal Bonds (cost $6,632,959,931) 6,174,611,232
Shares Description (1) Value
X 297,228,710 COMMON STOCKS - 4.7%
X 297,228,710
Independent Power and Renewable Electricity Producers - 4.7%
4,940,062 Energy Harbor Corp (9),(10),(11) $ 297,228,710
Total Common Stocks (cost $107,569,027) 297,228,710

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
X 68,665,551 CORPORATE BONDS - 1.1%
X 68,665,551
Electric Utilities - 0.2%
$ 1,865 FirstEnergy Corp (7) 6.050% 8/15/22 N/R $ 2,331
1,165 FirstEnergy Corp (7) 6.800% 8/15/39 N/R 1,456
4,375 Talen Energy Supply LLC (7) 6.500% 6/01/25 C 2,794,139
3,240 Talen Energy Supply LLC, 144A (7) 7.250% 5/15/27 N/R 3,190,266
1,000 Talen Energy Supply LLC, 144A (7) 10.500% 1/15/26 C 648,665
700 Talen Energy Supply LLC, 144A (7) 6.625% 1/15/28 N/R 677,790
2,945 Talen Energy Supply LLC (7) 6.000% 12/15/36 C 1,760,683
15,290 Total Electric Utilities 9,075,330
Health Care Providers & Services - 0.2%
17,745 Tower Health 4.451% 2/01/50 B+ 11,924,640
Hotels, Restaurants & Leisure - 0.1%
9,500 Wild Rivers Water Park 8.500% 11/01/51 N/R 7,955,861
Independent Power and Renewable Electricity Producers - 0.6%
40,000 Energy Harbor Corp (8) 7.000% 5/02/23 N/R 38,727,600
Real Estate Management & Development - 0.0%
25,045 Zilkha Biomass Selma LLC (7),(8) 10.000% 8/01/38 N/R 250
2,300 Zilkha Biomass Selma LLC (7),(8) 5.000% 8/01/28 N/R 981,870
27,345 Total Real Estate Management & Development 982,120
$ 109,880 Total Corporate Bonds (cost $101,107,111) 68,665,551
Principal
Amount (000) Description (1)
Coupon
(12)
Reference
Rate (12) Spread (12) Maturity (13) Ratings (3) Value
X 150,941 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (12)
X 150,941
Commercial Services & Supplies - 0.0%
$ 151 Coastal Resources of Maine,
LLC Term Loan(7),(14)
8.250% N/A N/A 3/30/23 N/R $ 150,941
$ 151 Total Variable Rate Senior Loan Interests (cost $150,941) 150,941
Total Long-Term Investments (cost $6,841,787,010) 6,540,656,434
Borrowings - (2.7)% (15) (169,500,000)
Floating Rate Obligations - (2.3)% (143,505,000)
Other Assets Less Liabilities - 0.8% (16) 48,449,890
Net Assets - 100% $ 6,276,101,324
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note (9,047) 9/22 $ (1,023,683,609) $ (1,015,525,750) $ 8,157,859
U.S. Treasury 10-Year Note (4,427) 9/22 (531,922,869) (524,737,844) 7,185,025
Total $(1,555,606,478) $(1,540,263,594) $15,342,884

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 6,172,053,080 $ 2,558,152 $ 6,174,611,232
Common Stocks – 297,228,710 – 297,228,710
Corporate Bonds – 28,955,831 39,709,720 68,665,551
Variable Rate Senior Loan Interests – 150,941 – 150,941
Investments in Derivatives:
Futures Contracts* 15,342,884 – – 15,342,884
Total
$ 15,342,884 $ 6,498,388,562 $ 42,267,872 $ 6,555,999,318
* Represents net unrealized appreciation (depreciation).
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9) For fair value measurement disclosure purposes, investment classified as Level 2.

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

(10) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35; Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2006A, 3.500%, 4/01/41; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35; FirstEnergy Solutions
Corp, 6.050%, 8/15/21; FirstEnergy Solutions Corp, 6.800%, 8/15/39; Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality Development Authority,
Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23; Ohio Air
Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation
Project, Refunding Series 2010B, 3.750%, 6/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34; Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33; Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33;
Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%,  5/15/19; Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio Water Development
Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33;
Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project,
Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear
Generating Corporation Project, Series 2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33; Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40; Pennsylvania
Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A,
2.550%, 11/01/41.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(13) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(14) Senior loan received as part of the bondholder funding agreement during March 2022 for Maine Finance Authority, Solid Waste Disposal
Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017, 5.375%, 12/15/33, (AMT), 144A and Maine Finance Authority,
Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2019, 5.250%, 6/15/34.
(15) Borrowings as a percentage of Total Investments is 2.6%.
(16) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
SIFMA Securities Industry and Financial Market Association
SOFR Secured Overnight Financing Rate
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Strategic Municipal Opportunities Fund
Portfolio of Investments June 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 100.1%
X
1,203,445,853 MUNICIPAL BONDS - 97.6%
X 1,203,445,853
Alabama - 2.0%
Birmingham-Jefferson Civic Center Authority, Alabama,
Special Tax Bonds, Series 2018A:
$ 1,500 4.000%, 7/01/38 7/28 at 100.00 A- $ 1,504,695
1,500 4.000%, 7/01/43 7/28 at 100.00 A- 1,489,065
4,280 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call B- 4,837,941
1,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B- 1,050,440
4,995 Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B,
3.000%, 6/01/50 - AGM Insured, (UB) (4)
6/30 at 100.00 A1 3,680,716
5,500 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2021, 4.000%, 2/01/46
8/31 at 100.00 N/R 4,951,155
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Capital
Appreciation Subordinate Lien Series 2013F, 0.000%, 10/01/50 (5)
10/23 at 105.00 BB 1,012,270
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 6.500%, 10/01/53
10/23 at 105.00 BB 1,090,910
250 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%,
4/15/45
4/25 at 100.00 N/R 253,722
1,000 The DCH Health Care Authority, Alabama, Revenue Bonds, Series 2021A,
4.000%, 6/01/51
6/31 at 100.00 N/R 906,530
4,500 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 5.250%, 5/01/44, 144A
5/29 at 100.00 N/R 4,031,505
26,525 Total Alabama 24,808,949
Alaska - 0.2%
1,665 Alaska Industrial Development and Export Authority, Revenue Bonds,
Greater Fairbanks Community Hospital Foundation Project, Refunding
Series 2019, 4.000%, 4/01/34
4/29 at 100.00 A 1,678,636
8,500 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Series 2021B-2 Class 2, 0.000%, 6/01/66
6/31 at 30.73 N/R 915,535
10,165 Total Alaska 2,594,171
Arizona - 2.2%
1,000 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call N/R 1,008,880
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2017A:
970 5.125%, 7/01/37, 144A 7/26 at 100.00 BB 978,856
1,000 5.250%, 7/01/47, 144A 7/26 at 100.00 BB 1,004,270

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 210 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2019, 5.000%,
7/01/54, 144A
7/29 at 100.00 BB $ 197,272
615 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Doral Academy of Northern Nevada, Series 2021A, 4.000%,
7/15/51, 144A
7/29 at 100.00 Ba1 485,721
2,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Series 2021B,
5.000%, 7/01/51, 144A
7/28 at 103.00 N/R 1,519,260
4,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021A, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R 3,123,040
1,800 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021C, 6.000%, 7/01/29, 144A
No Opt. Call N/R 1,678,950
100 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/50, 144A
7/28 at 100.00 BB+ 80,845
5,500 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1,
4.000%, 12/01/51, 144A
12/31 at 100.00 N/R 4,081,550
930 Maricopa County Industrial Dev Authority, Arizona, Exempt Facilities
Revenue Bonds, Commercial Metals Company Project, Series 2022,
4.000%, 10/15/47, (AMT), 144A
1/26 at 104.00 N/R 793,746
400 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B, 5.000%, 7/01/39, 144A
7/29 at 100.00 Ba2 401,164
1,000 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Ottawa University Projects, Series 2020,
5.250%, 10/01/40, 144A
10/27 at 103.00 N/R 1,030,240
725 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/36
9/28 at 100.00 A2 770,312
2,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2017A, 5.000%, 7/01/32, (AMT)
7/27 at 100.00 A+ 2,136,260
100 Phoenix Industrial Development Authority, Arizona, Multifamily Housing
Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series
2016A, 5.125%, 7/01/36
7/24 at 101.00 N/R 80,156
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Refunding Series 2022. Forward Delivery:
1,100 4.000%, 6/15/41, 144A 6/26 at 100.00 N/R 939,499
1,000 4.000%, 6/15/51, 144A 6/26 at 100.00 N/R 800,080
1,200 4.000%, 6/15/57, 144A 6/26 at 100.00 N/R 926,964
4,000 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020,
5.000%, 7/01/49, 144A
7/26 at 103.00 N/R 3,599,320
100 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%,
7/01/36
7/26 at 100.00 BB- 99,901
25 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39
7/25 at 100.00 N/R 23,683

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
Pima County Industrial Development Authority, Arizona,
Revenue Bonds, Tucson Medical Center, Series 2021A:
$ 355 4.000%, 4/01/36 4/31 at 100.00 A $ 349,185
435 4.000%, 4/01/39 4/31 at 100.00 A 421,619
160 4.000%, 4/01/40 4/31 at 100.00 A 154,288
710 4.000%, 4/01/41 4/31 at 100.00 A 681,394
31,435 Total Arizona 27,366,455
Arkansas - 0.5%
2,500 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 B- 2,416,150
2,430 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT), 144A
9/27 at 103.00 B- 2,434,739
1,500 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-1, 5.000%, 9/01/39
9/30 at 100.00 BBB+ 1,552,875
6,430 Total Arkansas 6,403,764
California - 9.6%
1,000 Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A, 5.250%, 3/01/36
3/26 at 100.00 Ba3 1,038,440
3,815 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 3,056,616
3,570 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 2,741,689
725 California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A
8/30 at 100.00 N/R 664,724
2,270 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 N/R 371,122
3,540 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 3,305,543
1,250 California Infrastructure and Economic Development Bank Infrastructure
State, Revolving Fund Revenue Bonds, Tax Series 2020A, 2.786%,
10/01/43
10/30 at 100.00 AAA 923,362
4,325 California Infrastructure and Economic Development Bank, Revenue
Bonds, California Science Center Phase III Project, Green Series 2021B,
4.000%, 5/01/51
11/31 at 100.00 N/R 4,066,106
4,635 California Infrastructure and Economic Development Bank, Revenue
Bonds, California Science Center Phase III Project, Series 2021A,
4.000%, 5/01/55
11/31 at 100.00 N/R 4,330,156
250 California Infrastructure and Economic Development Bank, Revenue
Bonds, WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%,
1/01/56, 144A
1/31 at 100.00 N/R 228,478
100 California Municipal Finance Authority,  Revenue Bonds, Creative Center
of Los Altos Project Pinewood & Oakwood Schools, Series 2016B,
4.000%, 11/01/36, 144A
11/26 at 100.00 N/R 86,154
505 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B,
5.000%, 10/01/39, 144A
10/27 at 100.00 N/R 489,082
6,385 California Municipal Finance Authority, Federal Lease Revenue Bonds, VA
Oceanside Health Care Center Project, Taxable Series 2021, 3.637%,
7/01/30
4/30 at 100.00 Baa2 5,577,298

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 2,000 California Municipal Finance Authority, Revenue Bonds, University of the
Pacific, Refunding Series 2020A, 3.000%, 11/01/48
11/30 at 100.00 A2 $ 1,436,060
4,020 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+ 3,795,563
840 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, San Diego County Water Authoriity Desalination Project Pipeline,
Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 Baa3 869,610
1,000 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55,
144A
7/28 at 100.00 N/R 865,960
400 California Public Finance Authority, Charter School Lease Revenue Bonds,
Laverne Elementary Preparatory Academy Project, Series 2019A,
5.000%, 6/15/49, 144A
6/23 at 100.00 N/R 388,460
470 California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/51, 144A
11/29 at 102.00 N/R 437,217
300 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/31,
144A
6/25 at 100.00 N/R 307,146
745 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R 576,414
500 California School Finance Authority, Educational Facility Revenue Bonds,
River Springs Charter School Project, Series 2017A, 5.000%, 7/01/47,
144A
7/27 at 100.00 Ba2 468,185
California State Public Works Board, Lease Revenue Bonds,
Various Capital Projects, Series 2021B:
1,220 4.000%, 5/01/38 5/31 at 100.00 A+ 1,212,790
1,500 4.000%, 5/01/39 5/31 at 100.00 A+ 1,489,320
3,545 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/44
12/24 at 100.00 BB- 3,561,591
1,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/46, 144A
6/26 at 100.00 BB- 986,720
14,010 California Statewide Communities Development Authority, Revenue
Bonds, Emanate Health, Series 2020A, 3.000%, 4/01/50
4/30 at 100.00 A 10,356,612
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2020A:
125 5.000%, 9/02/40 9/30 at 100.00 N/R 129,661
195 5.000%, 9/02/50 9/30 at 100.00 N/R 199,111
42 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39
(6),(7)
9/22 at 100.00 N/R 42,690
1,000 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Junior Lien Series 2021A-2, 4.000%, 8/01/47, 144A
8/31 at 100.00 N/R 765,800
2,000 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 1,446,700
1,000 Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%, 9/01/39 8/22 at 100.00 N/R 1,001,170
5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 4,005,200

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 6,180 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R $ 5,772,305
445 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Series 2021A-1, 3.200%,
9/01/46, 144A
9/31 at 100.00 N/R 343,811
930 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 N/R 764,153
500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 377,870
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2,
3.000%, 12/01/56
12/31 at 100.00 N/R 1,444,320
Fairfield, California, Certificates of Participation, Fairfield
Water Financing Series 2007A:
1,920 0.000%, 4/01/36 - SYNCORA GTY Insured No Opt. Call AA 1,108,685
2,990 0.000%, 4/01/37 - SYNCORA GTY Insured No Opt. Call AA 1,642,377
2,045 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
1/31 at 100.00 Baa2 1,887,617
Fremont Unified School District, Alameda County,
California, General Obligation Bonds, Election 2014 Series
2022E:
2,870 4.000%, 8/01/40 8/30 at 100.00 N/R 2,852,005
3,895 4.000%, 8/01/43 8/30 at 100.00 N/R 3,833,888
Golden State Tobacco Securitization Corporation,
California, Enhanced Tobacco Settlement Asset-Backed
Revenue Bonds, Taxable Series 2021B:
2,855 1.886%, 6/01/27 No Opt. Call N/R 2,583,318
4,015 2.246%, 6/01/29 No Opt. Call N/R 3,556,005
17,580 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R 1,730,575
3,000 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Taxable Subordinate Series 2021B-1,
3.850%, 6/01/50
12/31 at 100.00 N/R 2,709,600
Huntington Beach, California, Pension Obligation Bonds,
Taxable Series 2021:
1,125 1.911%, 6/15/28 - BAM Insured No Opt. Call AA+ 974,734
4,830 2.963%, 6/15/36 - BAM Insured 6/31 at 100.00 AA+ 3,839,946
1,360 Irvine Ranch Water District, California, General Obligation Bonds, Series
2016, 5.250%, 2/01/41
8/26 at 100.00 AAA 1,494,218
1,165 Lammersville Schools Finance Authority, California, Lease Revenue Bonds,
Cordes Elementary School, Series 2019, 3.000%, 10/01/49 - BAM
Insured
10/27 at 100.00 A2 917,449
3,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/47, (UB) (4)
1/27 at 100.00 AA- 3,179,190
1,890 Los Angeles Municipal Improvement Corporation, California, Lease
Revenue Bonds, Capital Equipment Program, Refunding Series 2021A,
1.648%, 11/01/28
No Opt. Call AA- 1,646,757
2,500 Los Angeles Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2008 Series 2018B-1, 5.250%,
7/01/42
1/28 at 100.00 Aa3 2,727,425

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,580 Palomar Community College District, San Diego County, California,
General Obligation Bonds, Series 2010B, 0.000%, 8/01/45 (5)
8/40 at 100.00 AA $ 1,368,643
5,345 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%,
8/01/39 - AGM Insured
No Opt. Call A2 2,509,371
Ravenswood City School District, San Diego County,
California, General Obligation Bonds, Election 2018 Series
2021A:
150 4.000%, 8/01/36 8/29 at 100.00 AAA 151,135
380 4.000%, 8/01/39 8/29 at 100.00 AAA 379,134
330 4.000%, 8/01/41 8/29 at 100.00 AAA 325,859
1,000 Rocklin, Placer County, California, Special Tax Bonds, Community Facilities
District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39
9/25 at 100.00 N/R 1,025,780
1,040 Sacramento County, California, Airport System Revenue Bonds, Refunding
Senior Series 2018C, 5.000%, 7/01/37, (AMT)
7/28 at 100.00 A 1,093,394
3,770 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment
Project, Subordinate Series 2016D, 0.000%, 8/01/43, 144A
8/22 at 35.45 N/R 1,347,096
750 San Francisco Community College District, California, General Obligation
Bonds, Taxable Election 2020 Series 2020A-1, 3.165%, 6/15/41
6/30 at 100.00 A1 616,605
750 San Francisco Municipal Transportation Agency, California, Revenue
Bonds, Taxable Refunding Series 2021A, 1.302%, 3/01/28
No Opt. Call AA- 651,525
San Jose, California, Airport Revenue Bonds, Taxable
Refunding Series 2021C:
500 1.882%, 3/01/28 No Opt. Call A- 443,065
290 2.310%, 3/01/30 No Opt. Call A- 250,865
420 3.290%, 3/01/41 3/31 at 100.00 A- 328,545
1,000 San Rafael Elementary School District, Marin County, California, General
Obligation Bonds, Series 2005C, 0.000%, 8/01/30 - NPFG Insured
No Opt. Call Baa2 749,650
157,682 Total California 117,847,665
Colorado - 9.1%
2,630 64th Avenue ARI Authority, Adams County, Colorado, Special Revenue
Bonds, Series 2020, 6.500%, 12/01/43
12/25 at 103.00 N/R 2,460,155
500 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 2,
Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R 396,090
Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding &
Improvement Convertible to Unlimited Tax Series 2018A:
1,000 4.375%, 12/01/28 12/23 at 103.00 N/R 977,290
1,000 5.125%, 12/01/48 12/23 at 103.00 N/R 941,410
6,250 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 N/R 5,565,188
1,000 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2019A, 5.000%, 12/01/48
9/24 at 103.00 N/R 895,590
1,500 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 N/R 1,310,115
1,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series
2021A, 5.000%, 12/01/51
3/26 at 103.00 N/R 874,110

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 746 Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2018A, 5.250%, 12/01/48
12/23 at 103.00 N/R $ 656,189
1,000 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R 943,070
1,500 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
8/22 at 100.00 N/R 1,000,755
Centerra Metropolitan District 1, Loveland, Colorado,
Special Revenue Bonds, Refunding & Improvement Series
2017:
2,900 5.000%, 12/01/29, 144A 12/22 at 103.00 N/R 2,921,953
1,500 5.000%, 12/01/37, 144A 12/22 at 103.00 N/R 1,477,230
5,000 5.000%, 12/01/47, 144A 12/22 at 103.00 N/R 4,732,800
1,000 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 N/R 895,510
1,700 Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2017A, 6.500%, 12/01/47, (Pre-
refunded 12/01/22)
12/22 at 103.00 N/R (8) 1,783,538
400 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017, 5.375%,
10/01/37
10/27 at 100.00 N/R 362,592
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, New Summit Charter
Academy Project, Series 2021A:
100 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R 84,875
100 4.000%, 7/01/51, 144A 7/31 at 100.00 N/R 78,747
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Cappella
of Grand Junction Project, Series 2019, 5.000%, 12/01/54, 144A
12/26 at 103.00 N/R 366,020
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A,
5.750%, 12/01/35, 144A
12/25 at 100.00 N/R 413,130
250 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R 250,243
2,315 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2018N, 5.000%, 3/15/38
3/28 at 100.00 AA- 2,535,203
500 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019,
5.000%, 12/01/39
12/24 at 103.00 N/R 462,390
1,500 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%,
12/01/48
12/23 at 103.00 N/R 1,505,580
1,000 Dacono Urban Renewal Authority, Weld County, Colorado, Tax Increment
Revenue Bonds, Series 2020, 6.250%, 12/01/39
12/25 at 103.00 N/R 925,340
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
1,250 5.000%, 12/01/29 12/26 at 100.00 BBB- 1,312,125
2,000 5.000%, 12/01/30 12/26 at 100.00 BBB- 2,087,800
625 Denver International Business Center Metropolitan District 1, Denver,
Colorado, General Obligation Bonds, Series 2019A, 4.000%, 12/01/48
6/24 at 100.00 BBB- 569,700

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,000 Denver International Business Center Metropolitan District 1, Denver,
Colorado, General Obligation Bonds, Subordinate Limited Tax Series
2019B, 6.000%, 12/01/48
6/24 at 103.00 N/R $ 1,001,920
685 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2020A, 5.000%, 9/01/36
9/30 at 100.00 A 765,097
970 Flying Horse Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2019, 6.000%,
12/01/49, 144A
9/24 at 103.00 N/R 878,645
1,000 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 5.750%, 12/01/30
12/24 at 100.00 N/R 975,260
Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax
Supported Bonds, Refunding & Improvement Senior Series
2022A:
1,665 5.250%, 12/01/32 12/30 at 102.00 N/R 1,656,991
4,445 5.750%, 12/01/52 12/30 at 102.00 N/R 4,394,327
2,000 Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 N/R 1,671,720
1,000 Great Western Metropolitan District 5, Colorado, General Obligation
Limited Tax Revenue Bonds, Refunding Series 2020, 4.750%, 12/01/50
12/25 at 102.00 N/R 888,190
1,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 N/R 925,670
1,050 Independence Metropolitan District 3, Elbert County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49
6/24 at 103.00 N/R 932,211
2,411 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 N/R 2,442,608
500 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
12/23 at 103.00 N/R 484,245
615 Jones District Community Authority Board, Centennial, Colorado, Special
Revenue Convertible Capital Appreciaiton Bonds, Series 2020A,
5.750%, 12/01/50
12/25 at 103.00 N/R 505,358
1,000 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 4.625%, 12/01/35
12/25 at 103.00 N/R 920,300
1,000 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2018A,
5.250%, 12/01/47
12/23 at 103.00 N/R 945,170
500 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39
9/24 at 103.00 N/R 485,220
500 Littleton Village Metropolitan District No. 2, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45
8/22 at 102.00 N/R 494,605
Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A:
500 5.000%, 12/01/41 6/26 at 103.00 N/R 446,935
500 5.000%, 4/15/51 6/26 at 103.00 N/R 421,045
500 Meadowbrook Heights Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A(3), 4.875%,
12/01/51
9/26 at 103.00 N/R 397,600
Mirabelle Metropolitan District 2, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series
2020A:
500 5.000%, 12/01/39 3/25 at 103.00 N/R 474,880
1,000 5.000%, 12/01/49 3/25 at 103.00 N/R 902,180

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 500 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R $ 455,720
1,000 North Range Metropolitan District 3, Adams County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 N/R 930,360
1,000 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 N/R 877,540
Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019:
2,500 5.000%, 12/01/39 12/24 at 103.00 N/R 2,461,400
6,500 5.000%, 12/01/49 12/24 at 103.00 N/R 6,132,425
500 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 N/R 467,560
Parker Water and Sanitation District, Douglas County,
Colorado, Water and Sewer Enterprise Revenue Bonds,
Refunding & Improvement Series 2022:
1,265 4.000%, 11/01/47 11/32 at 100.00 N/R 1,255,259
1,410 4.000%, 11/01/52 11/32 at 100.00 N/R 1,383,351
290 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51,
144A
3/26 at 103.00 N/R 254,843
1,305 Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue
Bonds, Refunding Series 2013, 4.500%, 12/01/30, 144A
12/22 at 100.00 N/R 1,270,209
Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property
Tax Supported Primary Improvements Revenue Bonds,
Refunding Series 2017A:
1,415 4.125%, 12/15/27, 144A 12/26 at 100.00 N/R 1,387,577
2,000 5.000%, 12/15/41, 144A 12/26 at 100.00 N/R 1,905,740
845 Prairie Center Metropolitan District No. 3, Brighton, Colorado, Special
Revenue Bonds, Park and Recreation Improvements Series 2018,
5.125%, 12/15/42
12/23 at 103.00 N/R 812,882
500 Prairie Corner Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 4.875%, 12/01/51, 144A
12/26 at 103.00 N/R 397,205
1,500 Prairie Farm Metropolitan District, In the City of Commerce City, Adams
County, Colorado, Limited Tax Convertible to Unlimited Tax, General
Obligation Bonds, Series 2018A, 5.250%, 12/01/48
12/22 at 103.00 N/R 1,521,060
500 Raindance Metropolitan District 1, Acting by and through its Water Activity
Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable
Water Enterprise Revenue Bonds, Series 2020, 5.000%, 12/01/40
12/25 at 103.00 N/R 465,785
2,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement
Series 2017, 5.000%, 12/01/47
12/27 at 100.00 A2 2,136,720
2,105 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/51
10/26 at 102.00 N/R 1,607,146
500 Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A, 4.000%, 7/15/36
1/31 at 100.00 Baa2 467,525
1,865 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2016A, 5.000%, 11/01/46
11/26 at 100.00 Aa2 2,003,756
1,016 Silver Leaf Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50
6/26 at 103.00 N/R 843,504

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 875 South Maryland Creek Ranch Metropolitan District, Summitt County,
Colorado, Limited Tax General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47
12/23 at 103.00 N/R $ 862,724
1,400 South Sloans Lake Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Refunding & Improvement Series 2019, 4.000%,
12/01/39 - AGM Insured
12/29 at 100.00 Baa3 1,418,032
1,650 Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/40
12/25 at 103.00 N/R 1,595,550
500 Tallman Gulch Metropolitan District,  Douglas County, Colorado,
Limited Tax General Obligation Refunding and Improvement
Bonds,Subordinate Limited Tax General Obligation Bonds, Series
2018A, 5.250%, 12/01/47
12/22 at 103.00 N/R 492,400
Trails at Crowfoot Metropolitan District 3, Parker, Colorado,
Limited Tax General Obligation Bonds, Series 2019A:
1,500 5.000%, 12/01/39 9/24 at 103.00 N/R 1,445,865
1,000 5.000%, 12/01/49 9/24 at 103.00 N/R 917,690
1,889 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 3.250%, 12/15/50 - AGM Insured
12/24 at 103.00 AA 1,521,306
Velocity Metropolitan District 3, In the City of Aurora,
Colorado, Limited Tax General Obligation Bonds, Series
2019:
500 5.125%, 12/01/34 12/23 at 103.00 N/R 502,545
3,820 5.375%, 12/01/39 12/23 at 103.00 N/R 3,842,805
1,600 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 6.000%, 12/01/50
12/23 at 81.31 N/R 1,065,920
2,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
12/23 at 103.00 N/R 1,812,760
1,500 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R 1,335,435
1,000 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 916,860
2,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A
9/26 at 103.00 N/R 1,494,140
500 Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/39
9/24 at 103.00 N/R 481,575
1,856 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2020B-2, 7.500%, 12/15/40
12/25 at 103.00 N/R 1,678,418
119,713 Total Colorado 112,216,507
Connecticut - 0.3%
200 Connecticut Development Authority, Airport Facilities Revenue Bonds,
Learjet Inc., Series 2004, 7.950%, 4/01/26, (AMT)
8/22 at 100.00 Caa1 198,226
100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project,
Series 2016A, 5.000%, 9/01/46, 144A
9/26 at 100.00 BB 96,328
2,025 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A, 3.000%, 7/01/39 - AGM Insured
7/29 at 100.00 A2 1,786,090

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 1,040 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2021A, 5.000%, 5/01/41
5/31 at 100.00 AA- $ 1,150,386
1,000 Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017,
5.000%, 4/01/39, 144A
4/27 at 100.00 N/R 1,030,940
4,365 Total Connecticut 4,261,970
Delaware - 0.2%
Delaware Health Facilities Authroity, Revenue Bonds,
Beebe Medical Center Project, Series 2018:
1,000 4.375%, 6/01/48 12/28 at 100.00 BBB 968,940
1,500 5.000%, 6/01/48 12/28 at 100.00 BBB 1,542,885
35 Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds,
Collegiate Housing Foundation - Dover LLC Delaware State University
Project, Series 2018A, 5.000%, 7/01/48
1/28 at 100.00 BB- 32,553
2,535 Total Delaware 2,544,378
District of Columbia - 0.3%
30 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33
No Opt. Call A- 31,078
275 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/35
10/29 at 100.00 Baa2 266,324
415 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A, 5.000%, 10/01/26, (AMT)
No Opt. Call A+ 452,138
1,265 Washington Convention and Sports Authority, Washington D.C.,
Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021A,
4.000%, 10/01/39
10/30 at 100.00 A+ 1,237,537
Washington Convention and Sports Authority, Washington
D.C., Dedicated Tax Revenue Bonds, Refunding Senior Lien
Series 2021B:
825 4.000%, 10/01/36 10/30 at 100.00 A+ 822,517
625 4.000%, 10/01/38 10/30 at 100.00 A+ 621,325
3,435 Total District of Columbia 3,430,919
Florida - 9.7%
3,105 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Healthcare Project, Series 2007A, 1.929%,
12/01/37 (3-Month LIBOR*0.67% reference rate + 0.870% spread) (9)
8/22 at 100.00 A3 2,970,460
570 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Phases 3 and 4 Sub-Assessment Area One Project,
Series 2021, 4.000%, 5/01/51
5/34 at 100.00 N/R 472,547
1,000 Ave Maria Stewardship Community District, Florida, Bond Anticipation
Notes, Phase 4 Master Improvements Project, Series 2021, 3.500%,
5/01/26, 144A
5/23 at 100.00 N/R 924,530
1,000 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Ave Maria National Project, Series 2021, 3.750%,
5/01/41
5/31 at 100.00 N/R 823,860
500 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Phase 3 Master Improvements Project, Series 2021,
4.000%, 5/01/52, 144A
5/32 at 100.00 N/R 409,250
485 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2021 Project Series 2021,
4.000%, 5/01/52, 144A
5/31 at 100.00 N/R 397,254

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,000 Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%,
5/01/51, 144A
5/31 at 100.00 N/R $ 822,540
330 Bay Laurel Center Community Development District, Marion County,
Florida, Special Assessment Bonds, Refunding Indigo Series 2016,
4.125%, 5/01/31
5/27 at 100.00 N/R 315,539
995 Beaumont Communit Development District 1, City of Wildwood, Florida,
Special Assessment Bonds, Series 2019 A-1, 5.625%, 11/01/49, 144A
11/29 at 100.00 N/R 998,821
Broward County, Florida, Port Facilities Revenue Bonds,
Series 2019B:
1,500 4.000%, 9/01/37, (AMT), (UB) (4) 9/29 at 100.00 A 1,509,555
2,500 4.000%, 9/01/39, (AMT), (UB) (4) 9/29 at 100.00 A 2,370,825
240 Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 5.750%, 7/01/30, 144A
7/25 at 100.00 N/R 240,062
3,225 Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020, 5.000%, 12/15/40, 144A
7/26 at 100.00 N/R 3,160,210
255 Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
South Tech Schools Project, Series 2020A, 5.000%, 6/15/55, 144A
6/27 at 100.00 N/R 225,843
900 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021A, 5.000%, 6/01/56, 144A
6/31 at 100.00 N/R 797,301
1,000 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Pineapple Cove Classical Academy, Series 2019A, 5.250%, 7/01/49,
144A
1/29 at 100.00 N/R 967,770
100 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, The
Florida Charter Educational Foundation, Inc. Projects, Series 2018A,
5.375%, 6/15/48, 144A
6/28 at 100.00 N/R 95,751
50 Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2018, 6.100%, 8/15/38, 144A
8/28 at 100.00 N/R 51,379
Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2021:
500 4.000%, 8/15/51, 144A 8/28 at 100.00 N/R 365,840
1,000 4.200%, 8/15/56, 144A 8/28 at 100.00 N/R 733,960
500 4.250%, 8/15/61, 144A 8/28 at 100.00 N/R 362,790
1,000 Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund,
LLC, Charter School Portfolio Projects, Series 2021A-1, 5.000%, 7/01/56,
144A
7/31 at 100.00 N/R 926,340
1,892 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
(6)
6/28 at 100.00 N/R 397,362
100 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School
Project, Series 2017A, 4.375%, 6/15/27, 144A
No Opt. Call N/R 99,585
500 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School
Project, Series 2019A, 5.000%, 6/15/39, 144A
6/26 at 100.00 N/R 501,225
1,000 Capital Trust Agency, Florida, Revenue Bonds, St. Johns Classical
Academy, Refunding Series 2021A, 4.000%, 6/15/56, 144A
6/30 at 100.00 N/R 739,460
100 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A, 5.000%, 10/15/47, 144A
10/27 at 100.00 Ba2 94,642
100 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 5.000%, 10/15/39, 144A
10/27 at 100.00 Ba2 98,289
250 Centre Lake Community Development District, Miami Lakes, Florida,
Special Assessment Bonds, Series 2021, 4.000%, 5/01/52, 144A
5/31 at 100.00 N/R 204,727

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,500 Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%,
10/01/49, (AMT), 144A
10/27 at 100.00 N/R $ 1,418,385
150 Copperspring Community Development District, Pasco County, Florida,
Special Assessment Bonds, Series 2019, 4.000%, 12/15/39
12/29 at 100.00 N/R 133,105
1,000 Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Assessment Area 1, Series 2018A, 5.100%, 5/01/48,
144A
5/28 at 100.00 N/R 971,960
500 Eden Hills Community Development District, Lake Alfred, Florida, Special
Assessment Revenue Bonds, Phase 1 Series 2020, 4.125%, 5/01/51
5/30 at 100.00 N/R 419,815
1,000 Escambia County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Baptist Health Care Corporation Obligated, Series
2020A, 4.000%, 8/15/45 - AGM Insured, (UB) (4)
2/30 at 100.00 A2 952,240
285 Fiddlers Creek Community Development District 2, Collier County,
Florida, Special Assessment Revenue Bonds, Refunding Series 2019,
5.000%, 5/01/35
5/29 at 100.00 N/R 287,782
100 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Florida Charter Foundation Inc. Projects, Series 2016A, 4.750%,
7/15/36, 144A
7/26 at 100.00 N/R 97,499
1,250 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Mater Academy Projects, Series 2020A, 5.000%, 6/15/40
6/27 at 100.00 BBB 1,272,450
100 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/40, 144A
9/27 at 100.00 N/R 100,628
500 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, River City Science Academy Projects, Series 2021A, 4.000%,
7/01/55
7/28 at 100.00 Baa3 401,870
1,510 Florida Development Finance Corporation, Florida, Solid Waste Disposal
Revenue Bonds, Waste Pro USA, Inc. Project, Series 2019, 5.000%,
5/01/29, (AMT), 144A
8/22 at 105.00 N/R 1,468,249
12,320 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 12,334,291
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA
Passenger Rail Project, Series 2019A:
1,150 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 8/22 at 102.00 N/R 1,138,776
10,100 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 8/22 at 103.00 N/R 9,852,752
2,120 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 8/22 at 103.00 N/R 2,030,366
Florida Development Finance Corporation, Healthcare
Facilties Revenue Bonds, Lakeland Regional Health
Systems, Series 2021:
1,000 4.000%, 11/15/37 11/31 at 100.00 A2 977,870
2,885 4.000%, 11/15/39 11/31 at 100.00 A2 2,787,170
5,935 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2021A-1, 6.750%, 12/01/56,
(AMT), (Mandatory Put 8/15/23), 144A
7/22 at 100.00 N/R 5,868,113
1,100 Florida Higher Educational Facilities Financing Authority, Revenue Bonds,
Jacksonville University Project, Series 2018A-1, 5.000%, 6/01/48, 144A
6/28 at 100.00 N/R 1,068,826
1,000 Greater Orlando Aviation Authority, Florida, Special Purpose Airport
Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013,
5.000%, 11/15/36, (AMT)
5/23 at 100.00 N/R 1,004,870

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 500 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2019A-1,
5.250%, 11/01/39, 144A
11/29 at 100.00 N/R $ 505,565
6,875 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa
General Hospital, Series 2020A, 3.500%, 8/01/55, (UB) (4)
2/31 at 100.00 Baa1 5,060,344
1,500 Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks
Rehabilitation, Series 2020, 4.000%, 11/01/45
11/29 at 100.00 A- 1,345,725
2,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A,
5.250%, 10/01/42
10/27 at 100.00 A1 2,213,680
165 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Lakewood Ranch South Project, Series 2016, 5.000%,
5/01/36
5/26 at 100.00 N/R 165,125
1,000 Magic Place Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2019, 4.500%, 5/01/51
5/30 at 100.00 N/R 886,900
Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida
Project, Series 2021B:
2,375 3.000%, 11/15/51 11/31 at 100.00 Baa1 1,678,507
3,615 4.000%, 11/15/51 11/31 at 100.00 Baa1 3,269,298
100 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017, 5.875%, 7/01/37, 144A
7/27 at 100.00 N/R 99,949
2,500 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 BBB+ 2,584,350
1,670 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2020A, 4.000%, 10/01/39
10/30 at 100.00 A- 1,621,553
2,845 Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009, 0.000%, 10/01/42
No Opt. Call N/R 1,122,523
1,195 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 3.000%, 10/01/40
4/31 at 100.00 A+ 1,048,158
145 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
8/22 at 100.00 N/R 145,054
1,500 Mirada II Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 1,230,645
Miramar, Florida, Special Obligation Revenue Bonds,
Taxable Refunding Series 2021:
3,255 2.343%, 10/01/33 10/31 at 100.00 AA- 2,742,728
1,765 2.443%, 10/01/34 10/31 at 100.00 AA- 1,480,235
2,395 2.543%, 10/01/35 10/31 at 100.00 AA- 1,992,592
2,590 2.743%, 10/01/37 10/31 at 100.00 AA- 2,116,678
1,000 2.793%, 10/01/38 10/31 at 100.00 AA- 804,650
160 North Park Isle Community Development District, Plant City, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2019,
4.500%, 5/01/40
5/29 at 100.00 N/R 150,914
1,000 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2021, 4.000%,
8/01/51
8/31 at 100.00 N/R 821,690
250 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding
Series 2022, 4.250%, 6/01/56
6/27 at 103.00 N/R 198,668

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 100 Pinellas County Industrial Development Authority, Florida, Industrial
Development Revenue Bonds, Drs. Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc., Project, Series 2019, 5.000%,
7/01/29
No Opt. Call N/R $ 103,053
Pompano Beach, Florida, Revenue Bonds, John Knox
Village of Florida Inc Project, Series 2021A:
890 4.000%, 9/01/51 9/27 at 103.00 N/R 719,147
1,530 4.000%, 9/01/56 9/27 at 103.00 N/R 1,197,515
420 Reunion East Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2021, 2.850%, 5/01/31
No Opt. Call N/R 358,823
165 Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2019, 4.750%,
5/01/50
5/29 at 100.00 N/R 156,298
Sarasota National Community Development District,
Florida, Special Assessment Bonds, Refunding Series 2020:
995 3.500%, 5/01/31 5/30 at 100.00 N/R 902,077
1,135 4.000%, 5/01/39 5/30 at 100.00 N/R 1,011,762
500 Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.250%, 5/01/53, 144A
5/31 at 100.00 N/R 428,835
1,560 Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A,
5.750%, 11/15/54
11/26 at 103.00 N/R 1,398,712
2,145 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44
5/26 at 100.00 N/R 2,105,446
500 Spencer Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2019, 5.250%,
5/01/49
5/29 at 100.00 N/R 493,160
750 Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 2 Project 2021, Series 2021,
4.000%, 5/01/51
5/31 at 100.00 N/R 613,958
300 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41
No Opt. Call N/R 260,370
Tampa, Florida, Capital Improvement Cigarette Tax
Allocation Bonds, H. Lee Moffitt Cancer Center Project,
Series 2020A:
6,130 0.000%, 9/01/45 9/30 at 54.56 A+ 1,977,109
4,644 0.000%, 9/01/49 9/30 at 46.08 A+ 1,223,601
3,790 0.000%, 9/01/53 9/30 at 38.62 A+ 787,031
205 Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer Center and
Research Institute, Series 2020B, 4.000%, 7/01/39
7/30 at 100.00 A- 199,609
2,000 Tampa-Hillsborough County Expressway Authority, Florida, Revenue
Bonds, Refunding Series 2017B, 4.000%, 7/01/42
7/28 at 100.00 A2 1,965,340
1,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
9/23 at 100.00 N/R 892,230
500 Towne Park Community Development District, Florida, Special Assessment
Bonds, Area 3B Project, Series 2019, 4.625%, 5/01/50
5/30 at 100.00 N/R 458,350
1,420 Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021, 3.000%, 5/01/41
5/31 at 100.00 N/R 1,057,048

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Triple Creek Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2019A:
$ 100 4.625%, 5/01/39 5/29 at 100.00 N/R $ 96,216
200 4.750%, 5/01/50 5/29 at 100.00 N/R 186,806
90 Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Series 2019, 4.625%, 5/01/39
5/29 at 100.00 N/R 86,594
700 Windward Community Development District, Florida, Special Assessment
Bonds, Series 2020A-1, 4.500%, 5/01/51
5/30 at 100.00 N/R 622,405
143,371 Total Florida 119,251,760
Georgia - 1.1%
Atlanta Development Authority, Georgia, Senior Health
Care Facilities Revenue Bonds, Georgia Proton Treatment
Center Project, Current Interest Series 2017A-1:
1,500 6.750%, 1/01/35 (6) 1/28 at 100.00 N/R 795,000
500 7.000%, 1/01/40 (6) 1/28 at 100.00 N/R 265,000
1,000 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/40,
(AMT)
7/29 at 100.00 A+ 978,750
5,000 Atlanta, Georgia, General Obligation Bonds, Taxable Refunding Series
2021C, 2.388%, 12/01/34
12/31 at 100.00 N/R 4,224,300
1,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2021A, 3.000%, 2/15/51
2/31 at 100.00 N/R 717,540
7,000 Geo. L. Smith II Georgia World Congress Center Authority, Georgia,
Convention Center Hotel Revenue Bonds,  First Tier Series 2021A,
4.000%, 1/01/54
1/31 at 100.00 BBB- 5,847,800
200 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/36
7/28 at 100.00 BBB+ 211,310
500 Municipal Electric Authority of Georgia, General Resolution Projects
Subordinated Bonds, Series 20188HH, 5.000%, 1/01/29
1/28 at 100.00 A- 549,105
16,700 Total Georgia 13,588,805
Guam - 0.5%
1,000 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/27
11/25 at 100.00 BB 1,061,130
420 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2021F. Forward Delivery, 4.000%, 1/01/42
1/31 at 100.00 Ba1 372,006
1,700 Government of Guam, Hotel Occupancy Tax Revenue Bonds, Refunding
Series 2021A, 5.000%, 11/01/35
5/31 at 100.00 Ba1 1,765,382
Guam A.B. Won Pat  International Airport Authority,
Revenue Bonds, Series 2021A:
610 2.699%, 10/01/26 No Opt. Call Baa2 566,403
550 3.189%, 10/01/29 No Opt. Call Baa2 491,535
600 3.339%, 10/01/30 No Opt. Call Baa2 534,060
620 3.489%, 10/01/31 No Opt. Call Baa2 551,093
490 3.839%, 10/01/36 10/31 at 100.00 Baa2 432,788
85 Guam Government, General Obligation Bonds, Series 2019, 5.000%,
11/15/31, (AMT)
5/29 at 100.00 BB- 87,603
6,075 Total Guam 5,862,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Idaho - 0.5%
$ 1,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A, 5.000%, 3/01/36
9/28 at 100.00 A- $ 1,068,930
5,060 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2021A, 3.000%, 3/01/51
3/32 at 100.00 N/R 3,670,676
Idaho Housing and Finance Association, Grant and
Revenue Anticipation Bonds, Federal Highway Trust Funds,
Series 2021A:
415 4.000%, 7/15/38 7/31 at 100.00 A2 414,481
730 4.000%, 7/15/39 7/31 at 100.00 A2 728,350
7,205 Total Idaho 5,882,437
Illinois - 6.9%
500 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding
Series 2019, 5.250%, 3/01/41
3/28 at 100.00 N/R 449,910
1,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A- 1,055,880
1,335 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/35
12/24 at 100.00 BB 1,352,609
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2012B:
1,000 5.000%, 12/01/34 12/22 at 100.00 Ba3 1,000,180
1,000 4.000%, 12/01/35 12/22 at 100.00 Ba3 945,260
3,250 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/30
12/27 at 100.00 BB 3,358,550
1,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 BB 1,028,700
900 Chicago Greater Metropolitan Water Reclamation District, Illinois, General
Obligation Bonds, Limited Tax Capital Improvement Green Series
2021A, 4.000%, 12/01/46
12/31 at 100.00 N/R 871,947
2,000 Chicago Greater Metropolitan Water Reclamation District, Illinois, General
Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/31
12/26 at 100.00 AA 2,209,860
780 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A, 5.000%, 12/01/55, (UB) (4)
12/29 at 100.00 A+ 821,902
5,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 AA 5,146,100
7,500 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49, (UB) (4)
12/24 at 100.00 AA 7,719,150
100 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River
Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A
1/23 at 100.00 N/R 100,798
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2016C, 5.000%, 1/01/32
1/26 at 100.00 A 1,056,850
3,830 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016D, 5.000%, 1/01/47
1/27 at 100.00 A 3,962,288
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016G, 5.000%, 1/01/52
1/27 at 100.00 A 1,025,860
2,000 Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A,
5.000%, 1/01/30
No Opt. Call BBB- 2,113,600
Cook County, Illinois, General Obligation Bonds, Refunding
Series 2021A:
1,825 5.000%, 11/15/31 11/30 at 100.00 A2 2,025,257
2,350 5.000%, 11/15/33 11/30 at 100.00 A2 2,589,653

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Cook County, Illinois, Sales Tax Revenue Bonds, Series
2021A:
$ 180 4.000%, 11/15/39 11/30 at 100.00 AA- $ 170,796
485 4.000%, 11/15/40 11/30 at 100.00 AA- 456,744
5,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47
11/28 at 100.00 A3 4,714,750
485 Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter
Schools Belmont School Project, Series 2015A, 5.750%, 12/01/35, 144A
12/25 at 100.00 N/R 506,563
1,025 Illinois Finance Authority, Health Services Facility Lease Revenue Bonds,
Provident Group - UIC Surgery Center, LLC - University of Illinois Health
Services Facility Project, Series 2020, 4.000%, 10/01/55
10/30 at 100.00 BBB+ 867,796
6,810 Illinois Finance Authority, Local Government Program Revenue Bonds,
Maine Township High School District Number 207 Project, Series 2019,
4.000%, 12/01/36
12/29 at 100.00 Aa1 6,815,312
250 Illinois Finance Authority, Revenue Bonds, Acero Charter Schools, Inc.,
Series 2021, 4.000%, 10/01/42, 144A
10/31 at 100.00 BB+ 213,648
1,075 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 N/R 951,031
6,595 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-Elmhurst
Health Credit Group, Series 2022A, 5.000%, 8/15/51
8/32 at 100.00 N/R 7,021,894
Illinois Finance Authority, Revenue Bonds, University of
Chicago, Refunding Series 2015A:
225 5.000%, 10/01/46, (Pre-refunded 10/01/25), (UB) (4) 10/25 at 100.00 N/R (8) 244,314
25 5.000%, 10/01/46, (UB) (4) 10/25 at 100.00 AA- 26,187
4,400 Illinois State, General Obligation Bonds, Build America Taxable Bonds,
Series 2010-4, 7.100%, 7/01/35
No Opt. Call BBB- 4,801,192
6,195 Illinois State, General Obligation Bonds, Build America Taxable Bonds,
Series 2010-5, 7.350%, 7/01/35
No Opt. Call BBB- 6,764,506
5,000 Illinois State, General Obligation Bonds, Taxable Build America Bonds,
Series 2010-3, 6.725%, 4/01/35
No Opt. Call BBB- 5,303,550
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2022A:
855 0.000%, 12/15/35 12/31 at 90.33 BB+ 468,190
1,715 0.000%, 6/15/36 12/31 at 89.03 BB+ 913,015
1,715 0.000%, 6/15/37 12/31 at 86.57 BB+ 861,993
2,285 0.000%, 6/15/38 12/31 at 84.11 N/R 1,082,542
2,000 0.000%, 12/15/39 12/31 at 80.50 N/R 868,620
1,885 0.000%, 12/15/40 12/31 at 78.00 N/R 771,983
855 0.000%, 6/15/41 12/31 at 76.71 BB+ 339,503
730 0.000%, 12/15/41 12/31 at 75.58 BB+ 282,349
1,500 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 0.000%, 12/15/52 - BAM
Insured
No Opt. Call AA 342,630
2,500 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/37 -
NPFG Insured
No Opt. Call BB+ 1,242,900
430 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 N/R 386,196
91,590 Total Illinois 85,252,558

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana - 0.8%
$ 1,420 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R $ 1,276,225
1,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/39
10/24 at 100.00 Baa1 1,021,400
110 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
8/22 at 100.00 B- 110,006
1,000 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39,
(AMT)
11/30 at 100.00 B- 1,146,440
2,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/40
10/24 at 100.00 A+ 2,070,580
2,500 Indiana Health and Educational Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2006B-7, 5.000%, 11/15/46
11/26 at 100.00 Aa2 2,641,500
1,770 Northern Indiana Commuter Transportation District, Inidiana, Limited
Obligation Revenue Bonds, Series 2016, 5.000%, 7/01/35
7/26 at 100.00 AA- 1,923,070
9,800 Total Indiana 10,189,221
Iowa - 0.5%
1,000 Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint
Health,  Series 2016E, 4.000%, 8/15/46
2/26 at 100.00 A1 941,550
1,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
8/22 at 100.00 Ba2 963,610
Iowa Finance Authority, Iowa, Midwestern Disaster
Area Revenue Bonds, Iowa Fertilizer Company Project,
Refunding Series 2022:
1,975 5.000%, 12/01/50 12/29 at 103.00 N/R 2,005,336
2,135 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 N/R 2,194,225
6,110 Total Iowa 6,104,721
Kansas - 0.3%
Overland Park Development Corporation, Kansas,
Revenue Bonds, Convention Center Hotel, Refunding &
improvement Series 2019:
1,680 5.000%, 3/01/25 No Opt. Call BB- 1,699,253
1,500 5.000%, 3/01/44 3/29 at 100.00 BB- 1,418,580
3,180 Total Kansas 3,117,833
Kentucky - 1.0%
60 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project, Refunding
Series 2019, 4.000%, 2/01/35
2/30 at 100.00 BBB- 57,493
1,000 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 N/R 876,740
3,255 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 A 2,639,545
1,000 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured, (UB) (4)
12/27 at 100.00 A2 1,097,580

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
$ 1,500 5.000%, 7/01/27 7/25 at 100.00 Baa2 $ 1,577,235
1,000 5.000%, 7/01/30 7/25 at 100.00 Baa2 1,041,930
2,500 Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie
State Project, Refunding Series 2016A, 5.000%, 9/01/36 - NPFG Insured
9/26 at 100.00 Baa1 2,725,375
1,000 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 122, Series 2019A, 4.000%, 11/01/34
11/28 at 100.00 A1 1,042,600
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 N/R 785,750
12,315 Total Kentucky 11,844,248
Louisiana - 1.6%
2,785 Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019, 5.000%,
12/01/34
12/29 at 100.00 BB 2,909,044
1,000 Lakeshore Villages Master Community Development District, Louisiana,
Special Assessment Revenue Bonds, Series 2021, 4.000%, 6/01/51
6/31 at 100.00 N/R 841,490
270 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish
GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A
11/28 at 100.00 N/R 237,751
1,150 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/51, 144A
6/31 at 100.00 N/R 1,010,850
5,355 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 3.000%, 5/15/47, (UB) (4)
5/30 at 100.00 A3 4,099,199
500 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/57, 144A
4/27 at 100.00 N/R 400,510
4,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call BB- 4,427,200
500 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB- 554,620
725 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 BB- 804,199
1,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call BB- 1,106,800
1,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB- 1,045,200
1,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB- 930,730
780 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, North Oaks Health System Project, Refunding Series 2021,
4.000%, 2/01/39
2/31 at 100.00 N/R 726,851
20,065 Total Louisiana 19,094,444
Maryland - 1.5%
2,840 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/39
9/27 at 100.00 CCC 2,680,846
195 Frederick County, Maryland, Special Tax Limited Obligation Bonds,
Jefferson Technology Park Project, Refunding Series 2020A, 5.000%,
7/01/43, 144A
7/30 at 102.00 N/R 187,643

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 145 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R $ 139,644
Maryland Department of Transportation, Special
Transportation Project Revenue Bonds, Baltimore/
Washington International Thurgood Marshall Airport,
Series 2021B:
205 4.000%, 8/01/37, (AMT) 8/31 at 100.00 A 201,204
230 4.000%, 8/01/38, (AMT) 8/31 at 100.00 A 225,432
275 4.000%, 8/01/39, (AMT) 8/31 at 100.00 A 267,737
685 4.000%, 8/01/40, (AMT) 8/31 at 100.00 A 662,772
685 4.000%, 8/01/41, (AMT) 8/31 at 100.00 A 654,524
7,930 Maryland Economic Development Corporation, Federal Lease Revenue
Bonds, SSA Baltimore Project, Taxable Series 2021, 3.997%, 4/01/34
1/34 at 100.00 Baa3 6,998,621
500 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 2.500%,
12/01/31 (6)
8/22 at 100.00 N/R 300,000
1,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 2.625%,
12/01/31 (6)
8/22 at 100.00 N/R 600,000
5,000 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
First Series 2019, 4.000%, 3/15/33
3/29 at 100.00 N/R 5,254,950
19,690 Total Maryland 18,173,373
Massachusetts - 0.3%
Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue,
Series 2017:
165 5.000%, 10/01/47, 144A 10/22 at 105.00 BB+ 173,745
1,000 5.000%, 10/01/57, 144A 10/22 at 105.00 BB+ 1,052,870
185 Massachusetts Development Finance Agency, Revenue Bonds, Beth Israel
Lahey Health Issue, Series 2019K, 5.000%, 7/01/31
7/29 at 100.00 A3 199,510
2,000 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 Baa2 2,048,760
3,350 Total Massachusetts 3,474,885
Michigan - 1.3%
5,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
8/22 at 100.00 N/R 4,014,800
825 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/51, (AMT)
1/32 at 100.00 N/R 892,534
10,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 5.000%, 11/15/48
11/29 at 100.00 A 10,339,500
10,645 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65
12/30 at 18.38 N/R 974,763
26,470 Total Michigan 16,221,597
Minnesota - 0.9%
1,400 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A, 5.750%, 7/01/46
7/25 at 100.00 N/R 1,399,986
50 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities
International Schools Project, Series 2017A, 5.000%, 12/01/47, 144A
12/27 at 100.00 N/R 48,459
3,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.125%, 7/01/48
7/23 at 100.00 BB+ 3,038,490

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 2,000 Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2015A, 5.000%, 11/15/44
11/25 at 100.00 A3 $ 2,043,980
1,135 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40
12/25 at 100.00 Baa1 1,167,143
30 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/46
4/26 at 100.00 N/R 21,712
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2016A, 5.750%, 7/01/47, 144A
7/26 at 100.00 N/R 1,001,040
250 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A, 5.000%, 9/01/55
9/30 at 100.00 BB+ 236,468
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Math & Science Academy Charter School
Project, Series 2021A, 3.000%, 6/01/31, 144A
6/29 at 102.00 N/R 841,540
840 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%,
11/15/47
11/27 at 100.00 A3 865,872
10,705 Total Minnesota 10,664,690
Mississippi - 0.1%
1,000 Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Series
2019A, 4.250%, 10/15/49, (Mandatory Put 10/15/39), 144A
10/26 at 100.00 N/R 773,910
1,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%,
10/15/35
10/25 at 100.00 A- 1,047,410
2,000 Total Mississippi 1,821,320
Missouri - 0.8%
1,075 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
5.250%, 6/01/39
6/24 at 100.00 N/R 938,303
Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2021:
100 4.000%, 3/01/41 3/31 at 100.00 Ba1 87,838
315 3.000%, 3/01/46 3/31 at 100.00 Ba1 219,048
85 4.000%, 3/01/46 3/31 at 100.00 Ba1 72,019
4,940 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 3.000%, 6/01/53, (UB) (4)
6/30 at 100.00 A+ 3,547,809
900 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2016D, 3.400%, 11/01/46
11/25 at 100.00 AA+ 897,873
1,130 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2017C, 3.300%, 12/01/47
2/27 at 100.00 AA+ 1,125,299
3,155 Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series
2020, 5.000%, 10/01/45 - AGM Insured, (UB) (4)
10/30 at 100.00 A2 3,446,427
11,700 Total Missouri 10,334,616
Nevada - 0.8%
2,000 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Building Series 2019B, 3.000%, 6/15/36 - AGM Insured
6/29 at 100.00 A1 1,778,480

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
$ 4,000 Clark County, Nevada, General Obligation Bonds, Las Vegas Convention
& Visitors Authority Convention Center Expansion, Limited Tax Series
2019C, 3.000%, 7/01/38
7/29 at 100.00 AA+ $ 3,523,200
2,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R 1,779,100
Director of Nevada State Department of Business &
Industry, Environmental Improvement Revenue Bonds,
Fulcrum Sierra BioFuels LLC Project, Series 2017:
205 5.875%, 12/15/27, (AMT), 144A No Opt. Call N/R 212,558
165 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R 152,249
1,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 N/R 808,940
225 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2018A, 5.000%, 12/15/38, 144A
12/25 at 100.00 BB 226,406
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 814 Summerlin Village 21& 24A,
Series 2019:
175 4.000%, 6/01/39 6/29 at 100.00 N/R 160,055
735 4.000%, 6/01/49 6/29 at 100.00 N/R 631,917
100 Neveda State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series
2017A, 5.000%, 7/15/47, 144A
7/25 at 100.00 BB+ 97,216
805 North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019, 4.625%, 6/01/49
12/28 at 100.00 N/R 755,106
Sparks, Nevada, Sales Tax Revenue Bonds, Tourism
Improvement District 1 Legends at Sparks Marina,
Refunding Senior Series 2019A:
25 2.500%, 6/15/24, 144A No Opt. Call Ba2 24,191
80 2.750%, 6/15/28, 144A No Opt. Call Ba2 71,777
11,515 Total Nevada 10,221,195
New Hampshire - 0.4%
1,705 National Finance Authority, New Hampshire, Municipal Certificates Series
2020-1 Class A, 4.125%, 1/20/34
No Opt. Call BBB 1,678,250
1,000 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42,
(AMT), 144A
7/23 at 100.00 B 942,680
865 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020A, 3.625%, 7/01/43,
(Mandatory Put 7/02/40), 144A
7/25 at 100.00 B 701,766
1,450 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020B, 3.750%, 7/01/45,
(AMT), (Mandatory Put 7/02/40), 144A
7/25 at 100.00 B 1,184,070
50 New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%, 8/01/34
2/28 at 100.00 A 52,701
5,070 Total New Hampshire 4,559,467
New Jersey - 1.4%
Delaware River Port Authority, New Jersey and
Pennsylvania, Revenue Bonds, Series 2018A:
3,500 5.000%, 1/01/39 1/29 at 100.00 A+ 3,733,625
735 5.000%, 1/01/40 1/29 at 100.00 A+ 778,402

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 445 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.125%,
7/01/29
7/27 at 100.00 BB+ $ 421,967
2,000 New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021, 3.000%, 7/01/39
7/31 at 100.00 AA- 1,693,780
375 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/38
12/31 at 100.00 N/R 369,544
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Forward Delivery Series
2022A:
890 4.000%, 6/15/39 6/32 at 100.00 BBB 871,408
800 4.000%, 6/15/40 6/32 at 100.00 BBB 768,256
735 4.000%, 6/15/41 6/32 at 100.00 BBB 700,308
600 4.000%, 6/15/42 6/32 at 100.00 BBB 566,496
4,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/38
6/24 at 100.00 BBB 4,069,840
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/50
12/28 at 100.00 BBB 1,034,170
710 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/40
12/30 at 100.00 BBB 681,827
1,620 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2021A, 4.000%, 6/15/36
6/31 at 100.00 BBB 1,614,103
17,410 Total New Jersey 17,303,726
New Mexico - 0.1%
1,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R 893,850
New York - 15.3%
2,000 Brooklyn Arena Local Development Corporation, New York, Payment
in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009,
0.000%, 7/15/33
No Opt. Call Ba1 1,137,880
2,015 Build New York City Resource Corporation, New York, Revenue Bonds,
Childrens Aid Society Project, Series 2015. BUILD NYC CHILDRENS AID
SOCIETY, 5.000%, 7/01/40
7/25 at 100.00 A+ 2,094,310
325 Build New York City Resource Corporation, New York, Revenue Bonds,
New World Preparatory Charter School Project, Series 2021A, 4.000%,
6/15/31
No Opt. Call N/R 304,011
2,160 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R 2,223,374
3,445 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 N/R 2,874,784
Build NYC Resource Corporation, New York, Revenue
Bonds, Family Life Academy Charter School, Series
2020C-1:
1,000 5.000%, 6/01/40, 144A 12/30 at 100.00 N/R 879,120
3,490 5.000%, 6/01/55, 144A 12/30 at 100.00 N/R 2,826,411
1,000 Build NYC Resource Corporation, Revenue Bonds, Shefa School, Series
2021A, 5.000%, 6/15/51, 144A
6/31 at 100.00 N/R 996,930
4,750 Dormitory Authority of the State of New York, General Revenue Bonds,
New York University, Series 2021A, 2.084%, 7/01/29
No Opt. Call N/R 4,219,425

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Dormitory Authority of the State of New York, Revenue
Bonds, State University Dormitory Facilities, Series 2021A:
$ 7,445 2.284%, 7/01/30 No Opt. Call N/R $ 6,598,727
2,485 2.384%, 7/01/31 No Opt. Call N/R 2,187,521
3,225 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021E, 3.000%, 3/15/51
3/32 at 100.00 N/R 2,538,107
525 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding Series
2020B, 4.760%, 2/01/27
No Opt. Call N/R 517,991
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2021A:
2,000 4.450%, 2/01/41 2/30 at 100.00 A2 1,651,660
1,000 4.600%, 2/01/51 2/30 at 100.00 A2 784,760
4,810 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020A-1, 4.000%, 11/15/40
5/30 at 100.00 BBB+ 4,435,974
1,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%,
11/15/50, (UB) (4)
5/30 at 100.00 BBB+ 1,031,290
5,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-1, 5.000%, 11/15/45
11/30 at 100.00 N/R 5,708,450
7,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2021A-1, 4.000%, 11/15/46
5/31 at 100.00 BBB+ 6,712,950
400 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Anns Community Project, Series 2019, 5.000%, 1/01/50
1/26 at 103.00 N/R 339,816
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A:
600 3.000%, 1/01/35 - AGM Insured 1/31 at 100.00 BBB 538,104
1,250 3.000%, 1/01/36 - AGM Insured 1/31 at 100.00 BBB 1,098,325
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee
Stadium Project, Series 2020A:
3,500 4.000%, 3/01/45 - AGM Insured 9/30 at 100.00 N/R 3,305,750
2,725 3.000%, 3/01/49 9/30 at 100.00 Baa1 1,908,971
1,190 3.000%, 3/01/49 - AGM Insured, (UB) (4) 9/30 at 100.00 BBB+ 890,275
10,600 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series GG-1, 5.000%, 6/15/50
6/30 at 100.00 AA+ 11,483,723
6,470 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2022
Series BB-1, 3.000%, 6/15/44 - BAM Insured
12/31 at 100.00 N/R 5,275,962
2,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43
1/26 at 100.00 Aa3 2,102,240
3,285 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries B-1, 4.000%, 8/01/45
8/31 at 100.00 Aa1 3,198,506
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2023 Series
A-1:
3,215 5.250%, 8/01/42 , (WI/DD, Settling 8/02/22) 8/32 at 100.00 N/R 3,628,816
5,360 5.000%, 8/01/43 , (WI/DD, Settling 8/02/22) 8/32 at 100.00 N/R 5,889,983
3,470 5.000%, 8/01/44 , (WI/DD, Settling 8/02/22) 8/32 at 100.00 N/R 3,808,023

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York City Trust for Cultural Resources, New York,
Revenue Bonds, Lincoln Center for the Performing Arts,
Series 2020A:
$ 1,000 4.000%, 12/01/34 12/30 at 100.00 A3 $ 1,020,680
625 4.000%, 12/01/35 12/30 at 100.00 A3 634,400
1,500 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
A-1, 5.000%, 8/01/37, (UB) (4)
8/26 at 100.00 AA- 1,602,000
1,200 New York City, New York, General Obligation Bonds, Fiscal 2019 Series
D-1, 5.000%, 12/01/40
12/28 at 100.00 AA- 1,290,396
1,120 New York City, New York, General Obligation Bonds, Fiscal 2021 Series E,
1.623%, 8/01/28
No Opt. Call AA- 980,616
2,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 1,952,520
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 7 World Trade Center Project,
Refunding Green Series 2022A-CL2:
1,355 3.250%, 9/15/52 3/30 at 100.00 N/R 1,073,810
545 3.500%, 9/15/52 3/30 at 100.00 N/R 424,577
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, Secured by Port Authority
Consolidated Bonds, Refunding Series 1WTC-2021:
13,240 3.000%, 2/15/42 - AGM Insured 2/30 at 100.00 N/R 10,607,756
8,930 4.000%, 2/15/43 - BAM Insured 2/30 at 100.00 N/R 8,743,095
3,635 2.750%, 2/15/44 - BAM Insured 2/30 at 100.00 N/R 2,883,682
New York State Environmental Facilities Corporation, State
Revolving Funds Revenue Bonds, 2010 Master Financing
Program, Green Series 2021B:
300 4.000%, 8/15/46 2/32 at 100.00 N/R 295,182
450 4.000%, 8/15/51 2/32 at 100.00 N/R 437,396
New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2020C:
3,500 5.000%, 3/15/47 9/30 at 100.00 N/R 3,778,180
7,500 3.000%, 3/15/48 9/30 at 100.00 Aa2 6,035,325
2,730 5.000%, 3/15/50 9/30 at 100.00 N/R 2,943,677
2,315 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020E, 4.000%, 3/15/43
3/30 at 100.00 N/R 2,253,838
8,250 New York State Urban Development Corporation, State Sales Tax Revenue
Bonds, Series 2019A, 4.000%, 3/15/45
9/29 at 100.00 Aa2 8,022,960
2,500 New York State, General Obligation Bonds, Taxable Refunding Series
2019B, 2.700%, 2/15/31
2/29 at 100.00 Aa2 2,282,175
180 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/41, (AMT)
10/31 at 100.00 BBB- 158,153
755 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/41, (AMT)
7/24 at 100.00 Baa3 773,135
3,060 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
7/22 at 100.00 B- 3,044,394

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines, Inc.
John F Kennedy International Airport Project, Series 2020:
$ 1,050 5.250%, 8/01/31, (AMT) 8/30 at 100.00 B- $ 1,094,226
555 5.375%, 8/01/36, (AMT) 8/30 at 100.00 B- 591,242
615 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2021, 2.250%, 8/01/26, (AMT)
No Opt. Call B 576,624
100 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020A, 4.000%, 12/01/41, (AMT)
12/30 at 100.00 BBB 91,564
1,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 4.000%, 12/01/40
12/30 at 100.00 BBB 942,740
1,320 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 4.000%, 10/01/30, (AMT)
No Opt. Call BB+ 1,283,726
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Second Series 2017, 5.000%, 10/15/36, (AMT)
4/27 at 100.00 A+ 1,057,160
6,595 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-One Series 2020, 4.000%, 7/15/60, (AMT)
7/30 at 100.00 A+ 5,929,762
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Third Series 2021:
2,250 4.000%, 7/15/41, (AMT) 7/31 at 100.00 A+ 2,127,353
3,000 5.000%, 7/15/56, (AMT) 7/31 at 100.00 A+ 3,165,060
615 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R 63,468
4,525 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%, 1/01/28
- SYNCORA GTY Insured, 144A
No Opt. Call CC 4,415,631
Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2020A:
2,460 5.000%, 11/15/49 11/30 at 100.00 AA- 2,641,843
1,055 5.000%, 11/15/54 11/30 at 100.00 AA- 1,128,576
2,065 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/15/56
5/31 at 100.00 AA- 2,213,019
4,375 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-3, 3.000%, 5/15/51
11/31 at 100.00 N/R 3,451,919
1,870 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 4.000%, 5/15/46
5/31 at 100.00 AA+ 1,817,939
2,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 1,905,060
160 Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of
Educational Excellence Project, Series 2019A, 5.000%, 10/15/39
10/29 at 100.00 N/R 157,083
203,040 Total New York 189,084,111
North Carolina - 0.5%
2,500 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 10/01/40
10/26 at 100.00 AA+ 2,697,725
415 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/41
9/28 at 103.00 BBB 387,515

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Refunding Series 2018:
$ 1,000 5.000%, 1/01/32 - AGM Insured 1/29 at 100.00 BBB $ 1,115,720
1,000 5.000%, 1/01/33 - AGM Insured 1/29 at 100.00 BBB 1,109,210
1,305 5.000%, 1/01/34 - AGM Insured 1/29 at 100.00 BBB 1,443,943
6,220 Total North Carolina 6,754,113
Ohio - 2.8%
Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Facilities Revenue Bonds, Summa Health
Obligated Group, Refunding Series 2020:
175 4.000%, 11/15/35, (UB) (4) 11/30 at 100.00 Baa2 171,304
1,400 3.000%, 11/15/40, (UB) (4) 11/30 at 100.00 BBB+ 1,116,584
5,255 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R 676,476
8,670 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 8,176,591
Butler County Port Authority, Ohio, Public Infrastructure
Revenue Bonds, Liberty Center Project, Liberty Community
Authority, Series 2014C:
1,000 5.750%, 12/01/34, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (8) 1,016,580
1,000 6.000%, 12/01/43, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (8) 1,017,540
2,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health, Series
2016, 5.000%, 11/15/45
11/26 at 100.00 A3 2,059,140
Cleveland, Ohio, General Obligation Bonds, Various
Purpose Refunding Series 2021A:
515 3.000%, 12/01/32 6/30 at 100.00 A1 498,917
515 3.000%, 12/01/33 6/30 at 100.00 A1 497,938
645 3.000%, 12/01/34 6/30 at 100.00 A1 611,208
100 3.000%, 12/01/35 6/30 at 100.00 A1 93,460
1,000 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 N/R 992,290
300 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R 375
3,500 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 B- 3,177,825
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call N/R 896,410
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B,
3.625%, 10/01/33 (6)
No Opt. Call N/R 1,250
3,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C,
3.950%, 11/01/32 (6)
No Opt. Call N/R 3,750
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007B, 2.500%,
11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call Baa2 903,590

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 750 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3 $ 761,265
1,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Series 2020A, 3.000%, 1/15/45
1/30 at 100.00 N/R 770,230
3,085 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (6)
No Opt. Call N/R 3,856
2,765 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call N/R 3,456
9,000 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call N/R 8,797,410
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 N/R 867,790
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 N/R 997,760
50,675 Total Ohio 34,112,995
Oklahoma - 0.2%
Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B:
1,500 5.500%, 8/15/52 8/28 at 100.00 BB+ 1,402,020
500 5.500%, 8/15/57 8/28 at 100.00 BB+ 454,185
2,000 Total Oklahoma 1,856,205
Oregon - 0.0%
415 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/40
10/30 at 100.00 BBB+ 436,742
Pennsylvania - 4.1%
955 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R 996,753
180 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 Ba3 182,966
175 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien,
Series 2018, 5.125%, 5/01/32, 144A
5/28 at 100.00 N/R 178,934
1,000 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3 1,001,200
2,000 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47, (Mandatory Put 4/01/21)
4/31 at 100.00 N/R 1,589,160
1,500 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB 1,608,120
385 Lehigh County Industrial Development Authority, Charter School Revenue
Bonds, Seven Generations Charter School, Series 2021A, 4.000%,
5/01/51
5/30 at 100.00 BB 295,106

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 690 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R $ 638,409
690 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R 638,409
1,450 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call N/R 1,309,567
1,000 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38 (6)
9/25 at 100.00 CCC 561,250
Pennsylvania Economic Development Financing Authority,
Parking System Revenue Bonds, Capitol Region Parking
System, Junior Guaranteed Series 2013B:
995 0.000%, 1/01/45 - BAM Insured No Opt. Call A2 341,006
945 0.000%, 1/01/46 - BAM Insured No Opt. Call A2 306,936
1,025 0.000%, 1/01/47 - BAM Insured No Opt. Call A2 316,346
Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015:
2,500 5.000%, 12/31/34, (AMT) 6/26 at 100.00 BBB 2,557,625
3,000 5.000%, 12/31/38, (AMT) 6/26 at 100.00 BBB 3,050,790
2,375 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Drexel University, Refunding Series 2017, 5.000%, 5/01/33
11/27 at 100.00 A- 2,513,890
5,000 Pennsylvania State, General Obligation Bonds, First Series 2021, 3.000%,
5/15/34
5/31 at 100.00 A+ 4,587,450
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Subordinate Series 2021A:
1,110 4.000%, 12/01/38 12/31 at 100.00 A3 1,088,921
1,250 4.000%, 12/01/39 12/31 at 100.00 A3 1,221,062
4,475 4.000%, 12/01/51 12/31 at 100.00 N/R 3,981,542
850 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Electrical & Technology Charter
School, Series 2021A, 4.000%, 6/01/56
6/31 at 100.00 BB 648,618
500 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Performing Arts: A String Theory
Charter School, Series 2020, 5.000%, 6/15/50, 144A
6/28 at 100.00 BB+ 477,660
1,500 Philadelphia Authority for Industrial Development, Pennsylvania, City
Service  Agreement Revenue Bonds, Series 2018, 5.000%, 5/01/38
5/28 at 100.00 A- 1,644,780
550 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%,
6/15/50, 144A
12/27 at 100.00 N/R 497,822
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B:
490 4.875%, 12/15/35, 144A 12/27 at 100.00 N/R 453,676
500 5.125%, 12/15/44, 144A 12/27 at 100.00 N/R 446,975
1,560 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017, 5.000%, 7/01/32
7/27 at 100.00 Ba1 1,632,088

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Philadelphia School District, Pennsylvania, General
Obligation Bonds, Series 2021A:
$ 3,335 4.000%, 9/01/39 9/31 at 100.00 N/R $ 3,340,336
2,335 4.000%, 9/01/40 9/31 at 100.00 N/R 2,332,198
3,335 4.000%, 9/01/41 9/31 at 100.00 N/R 3,319,259
2,235 4.000%, 9/01/46 9/31 at 100.00 N/R 2,155,836
State Public School Building Authority, Pennsylvania,
College Revenue Bonds, Allegheny County Community
College, Series 2020:
1,215 4.000%, 3/01/35 - BAM Insured 3/30 at 100.00 A3 1,239,992
1,320 4.000%, 3/01/37 - BAM Insured 3/30 at 100.00 A3 1,341,160
1,425 4.000%, 3/01/39 - BAM Insured 3/30 at 100.00 A3 1,441,972
53,850 Total Pennsylvania 49,937,814
Puerto Rico - 4.2%
8,500 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 N/R 7,501,760
505 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC 517,105
3,570 Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (6)
8/22 at 100.00 D 2,869,387
175 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT, 3.957%, 7/01/27 (6)
8/22 at 100.00 D 148,750
500 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA, 3.978%, 7/01/24 (6)
8/22 at 100.00 D 425,000
1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010CCC, 3.990%, 7/01/28 (6)
8/22 at 100.00 D 789,990
2,650 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010XX, 3.978%, 7/01/40 (6)
8/22 at 100.00 D 2,252,500
1,375 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ, 3.895%, 7/01/20 (6)
No Opt. Call D 1,149,844
100 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A,
4.123%, 7/01/43 (6)
7/23 at 100.00 D 88,500
2,265 Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build
America Bond Series 2010EE, 4.044%, 7/01/32 (6)
8/22 at 100.00 D 1,820,494
4,000 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2005L, 5.250%, 7/01/38 - AMBAC Insured
No Opt. Call N/R 4,010,240
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
16,720 0.000%, 7/01/46 7/28 at 41.38 N/R 4,517,577
5,000 0.000%, 7/01/51 7/28 at 30.01 N/R 1,000,450
6,000 5.000%, 7/01/58 7/28 at 100.00 N/R 5,912,820

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
$ 718 5.250%, 7/01/23 No Opt. Call N/R $ 731,651
430 0.000%, 7/01/24 No Opt. Call N/R 393,926
1,433 5.375%, 7/01/25 No Opt. Call N/R 1,488,945
1,420 5.625%, 7/01/27 No Opt. Call N/R 1,512,391
1,397 5.625%, 7/01/29 No Opt. Call N/R 1,502,480
1,357 5.750%, 7/01/31 No Opt. Call N/R 1,484,801
1,656 0.000%, 7/01/33 7/31 at 89.94 N/R 932,408
1,287 4.000%, 7/01/33 7/31 at 103.00 N/R 1,181,842
1,156 4.000%, 7/01/35 7/31 at 103.00 N/R 1,038,715
993 4.000%, 7/01/37 7/31 at 103.00 N/R 880,992
1,349 4.000%, 7/01/41 7/31 at 103.00 N/R 1,171,738
1,403 4.000%, 7/01/46 7/31 at 103.00 N/R 1,182,566
10,068 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call N/R 5,021,178
77,027 Total Puerto Rico 51,528,050
South Carolina - 0.9%
450 Hardeeville, South Carolina, Special Assessment Revenue Bonds, East
Argent Improvement District, Series 2021, 3.875%, 5/01/41, 144A
5/29 at 100.00 N/R 339,205
250 Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut
Creek Improvement District, Series 2016A-1, 5.000%, 12/01/31
12/23 at 100.00 N/R 250,293
2,500 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Custodial Receipts CR-086, 5.000%,
8/15/36, (Pre-refunded 8/15/26), 144A
8/26 at 100.00 N/R (8) 2,736,025
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series 2021A,
5.000%, 11/15/55, 144A
11/26 at 100.00 N/R 837,710
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Lowcountry Leadership Charter School
Project, Series 2019A, 5.000%, 12/01/49, 144A
12/29 at 100.00 Baa3 964,910
2,500 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, McLeod Health Projects, Refunding & Improvement Series 2018,
5.000%, 11/01/48
5/28 at 100.00 AA- 2,613,925
250 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project, Series
2021A, 8.750%, 7/01/25
7/22 at 100.00 N/R 249,100
1,070 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Improvement Series 2021B, 4.000%, 12/01/47
12/31 at 100.00 N/R 971,025
1,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56
12/26 at 100.00 A- 1,023,370
1,000 South Carolina State Ports Authority, Revenue Bonds, Series 2018, 5.000%,
7/01/29, (AMT)
7/28 at 100.00 A+ 1,083,930
11,020 Total South Carolina 11,069,493
South Dakota - 0.3%
1,150 Lincoln County, South Dakota, Economic Development Revenue Bonds,
The Augustana College Association Project, Series 2021A, 4.000%,
8/01/51
8/31 at 100.00 BBB- 964,367
2,145 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Monument Health, Inc, Series 2020A, 3.000%, 9/01/45, (UB) (4)
9/30 at 100.00 A1 1,640,732
1,800 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Monument Health, Inc., Series 2020A, 4.000%, 9/01/50, (UB) (4)
9/30 at 100.00 A1 1,685,682
5,095 Total South Dakota 4,290,781

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee - 1.0%
$ 2,000 Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Capital Appreciation Series 2016B, 0.000%,
12/01/31, 144A
No Opt. Call N/R $ 1,220,060
1,000 Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, East Tennessee Children's Hospital, Series
2019, 5.000%, 11/15/37
2/29 at 100.00 A 1,066,730
1,000 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 5.625%, 1/01/46
7/27 at 100.00 N/R 723,380
100 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge
Academy Charter School, Series 2017A, 0.000%, 6/15/47, 144A (6)
6/27 at 100.00 N/R 70,000
New Memphis Arena Public Building Authority, Memphis
and Shelby County, Tennessee, Local Government Public
Improvement Bonds, Capital Appreciation Series 2021:
1,300 0.000%, 4/01/33 4/31 at 96.48 AA 826,605
1,350 0.000%, 4/01/34 4/31 at 94.48 AA 814,604
1,375 0.000%, 4/01/37 4/31 at 88.01 AA 703,739
1,425 0.000%, 4/01/39 4/31 at 83.61 AA 648,560
5,540 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Commodity Project,  Series 2021A, 5.000%, 5/01/52, (Mandatory Put
11/01/31)
8/31 at 100.85 A2 5,878,937
15,090 Total Tennessee 11,952,615
Texas - 5.9%
1,000 Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50, 144A
10/31 at 100.00 N/R 873,790
1,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Brooks Academies, Series 2021A, 5.000%, 6/15/51
6/26 at 100.00 N/R 884,570
Austin, Texas, Rental Car Special Facility Revenue Bonds,
Taxable Refunding Series 2021:
500 1.027%, 11/15/26 - AGM Insured No Opt. Call A- 444,820
625 1.325%, 11/15/27 - AGM Insured No Opt. Call A- 547,162
500 1.710%, 11/15/29 - AGM Insured No Opt. Call A- 423,570
755 Bexar County, Texas, Venue Project Revenue Bonds, Taxable Refunding
Combined Venue Tax Series 2021, 3.031%, 8/15/41 - AGM Insured
8/31 at 100.00 A- 613,045
Board of Regents of the University of Texas System,
Revenue Financing System Bonds, Series 2022A:
1,580 4.000%, 8/15/37 8/32 at 100.00 N/R 1,616,071
1,650 4.000%, 8/15/38 8/32 at 100.00 N/R 1,678,743
2,195 4.000%, 8/15/39 8/32 at 100.00 N/R 2,224,413
1,000 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Senior Lien Series 2021D, 4.000%, 1/01/44
7/31 at 100.00 N/R 942,290
540 Eagle Pass, Texas, Combination Tax and Limited Pledge Revenue
Certificates of Obligation, Series 2021, 4.000%, 3/01/38 - AGM Insured
3/31 at 100.00 AA 547,457
50 Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series
2019, 4.250%, 8/15/49, 144A
8/27 at 100.00 N/R 43,858
100 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
7.000%, 9/15/45
9/25 at 100.00 N/R 92,469

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Houston Community College System, Texas, General
Obligation Bonds, Taxable Refunding Limited Tax Series
2021B:
$ 750 2.209%, 2/15/38 2/31 at 100.00 AA+ $ 570,277
750 2.259%, 2/15/39 2/31 at 100.00 AA+ 561,698
2,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 B 1,971,740
4,285 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Airport Improvements Project, Refunding Series 2020C,
5.000%, 7/15/27, (AMT)
No Opt. Call B- 4,350,775
1,525 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Technical Operations Center Project, Series 2018, 5.000%,
7/15/28, (AMT)
No Opt. Call B 1,540,768
2,700 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%,
7/01/27, (AMT)
No Opt. Call B- 2,741,877
400 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41, (AMT)
7/29 at 100.00 B- 342,008
7,800 Houston, Texas, Combined Utility System Revenue Bonds, Refunding First
Lien Series 2016B, 5.000%, 11/15/36
11/26 at 100.00 Aa2 8,381,490
1,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2014, 5.000%, 9/01/32
9/24 at 100.00 A 1,033,000
225 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District 1 Improvement Area 1 Project, Series 2019,
4.875%, 9/01/44, 144A
9/29 at 100.00 N/R 209,356
Love Field Airport Modernization Corporation, Texas,
General Airport Revenue Bonds, Refunding Series 2021:
1,000 4.000%, 11/01/39 - AGM Insured, (AMT) 11/31 at 100.00 A 964,950
5,830 4.000%, 11/01/40 - AGM Insured, (AMT) 11/31 at 100.00 N/R 5,581,642
Lower Colorado River Authority, Texas, Transmission
Contract Revenue Bonds, LCRA Transmission Services
Corporation Project, Refunding Series 2021:
4,535 5.000%, 5/15/39 5/30 at 100.00 A 4,960,156
375 5.000%, 5/15/41 5/30 at 100.00 A 408,098
500 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1 Project,
Series 2021, 4.125%, 9/01/41, 144A
9/31 at 100.00 N/R 424,190
Mesquite, Texas, Special Assessment Bonds, Iron Horse
Public Improvement District Project, Series 2019:
500 5.750%, 9/15/39, 144A 9/29 at 100.00 N/R 483,015
500 6.000%, 9/15/49, 144A 9/29 at 100.00 N/R 476,175
1,000 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
7/22 at 105.00 BB- 1,017,450
270 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 7.750%, 1/01/45, (AMT), 144A (6),(7)
1/26 at 102.00 N/R 6,936
35 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call N/R 29,925

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 230 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call N/R $ 203,987
1,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 N/R 543,800
25 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series
2018A, 5.500%, 7/01/54
7/24 at 103.00 N/R 20,952
New Hope Cultural Education Facilities Finance
Corporation, Texas, Senior Living Revenue Bonds,
Sanctuary LTC LLC Project, Series 2021A-1:
7,735 5.250%, 1/01/42 1/28 at 103.00 N/R 6,862,337
7,360 5.500%, 1/01/57 1/28 at 103.00 N/R 6,290,151
145 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 CCC 123,250
2,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2019A, 5.000%, 1/01/38
1/29 at 100.00 A+ 2,173,920
3,500 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2021A, 3.000%, 1/01/50, (AMT), 144A
7/23 at 103.00 N/R 2,296,525
5,500 Port of Houston Authority, Harris County, Texas, General Obligation Bonds,
First Lien Series 2021, 5.000%, 10/01/51
4/32 at 100.00 N/R 6,071,945
100 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%,
9/01/49, 144A
9/29 at 100.00 N/R 90,980
100 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019, 5.500%, 9/01/39, 144A
9/29 at 100.00 N/R 98,573
Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Hendrick
Medical Center, Taxable Series 2021:
450 3.292%, 9/01/40 - AGM Insured 9/30 at 100.00 A2 352,413
350 3.422%, 9/01/50 - AGM Insured 9/30 at 100.00 A2 255,399
1,090 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding First Tier Series 2020A, 3.000%, 8/15/40
8/30 at 100.00 A3 916,886
77,060 Total Texas 73,288,902
Utah - 0.3%
250 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory
Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, (AMT), 144A (6)
12/27 at 100.00 N/R 179,052
1,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.250%, 7/01/48, (AMT)
7/28 at 100.00 A 1,050,180
985 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A
1/25 at 102.00 N/R 791,310
1,000 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Providence Hall Projects, Refunding Serier 2021A, 4.000%, 10/15/51
10/31 at 100.00 Aa2 926,100
Utah Infrastructure Agency, Telecommunications Revenue
Bonds, Series 2021:
375 4.000%, 10/15/41 4/31 at 100.00 BBB- 313,541
500 3.000%, 10/15/45 4/31 at 100.00 BBB- 332,565

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah (continued)
Vineyard Redevelopment Agency, Utah, Tax Increment
Revenue Bonds, Refunding Series 2021:
$ 190 4.000%, 5/01/36 - AGM Insured 5/31 at 100.00 AA $ 196,576
280 4.000%, 5/01/38 - AGM Insured 5/31 at 100.00 AA 284,981
4,580 Total Utah 4,074,305
Virgin Islands - 0.3%
Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A:
1,295 5.000%, 10/01/30 No Opt. Call N/R 1,333,759
1,470 5.000%, 10/01/39 10/32 at 100.00 N/R 1,485,259
1,000 West Indian Company Limited, Virgin Island, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.125%, 10/01/42, 144A
10/29 at 104.00 N/R 920,950
3,765 Total Virgin Islands 3,739,968
Virginia - 2.1%
250 Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015, 5.400%,
3/01/45, 144A
3/25 at 100.00 N/R 250,470
5,000 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2020A, 5.250%, 7/01/60
7/30 at 100.00 AA 5,521,100
Lynchburg Economic Development Authority, Virginia,
Hospital Revenue Bonds, Centra Health Obligated Group,
Refunding Series 2021:
3,300 3.000%, 1/01/51 1/32 at 100.00 N/R 2,218,755
5,850 4.000%, 1/01/55 1/32 at 100.00 N/R 5,252,598
Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018:
1,100 5.000%, 9/01/37, 144A 9/27 at 100.00 N/R 1,047,222
975 4.500%, 9/01/45, 144A 9/27 at 100.00 N/R 835,799
1,000 5.000%, 9/01/45, 144A 9/27 at 100.00 N/R 926,510
Virginia Commonwealth Transportation Board, Interstate 81
Corridor Program Revenue Bonds, Senior Lien Series 2021:
800 4.000%, 5/15/35 5/31 at 100.00 AA- 816,456
640 4.000%, 5/15/37 5/31 at 100.00 AA- 645,376
2,115 4.000%, 5/15/40 5/31 at 100.00 AA- 2,112,483
245 4.000%, 5/15/41 5/31 at 100.00 AA- 243,856
100 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A
4/28 at 112.76 N/R 102,071
Virginia Small Business Financing Authority, Revenue
Bonds, 95 Express Lanes LLC Project, Refunding Senior
Lien Series 2022:
1,095 4.000%, 1/01/48, (AMT) 1/32 at 100.00 N/R 977,211
2,500 5.000%, 12/31/57, (AMT) 12/32 at 100.00 N/R 2,567,925
1,470 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Taxable Senior Series 2020B-1, 12.000%, 10/01/50, 144A
10/30 at 127.60 N/R 1,773,261
26,440 Total Virginia 25,291,093
Washington - 1.7%
7,000 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2021A, 5.000%, 7/01/41
7/31 at 100.00 AA- 7,927,640
5,000 King County Housing Authority, Washington, Pooled Housing Revenue
Bonds, Refunding Series 2019, 3.000%, 11/01/39
11/29 at 100.00 AAA 4,334,700

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 1,615 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/30, (AMT)
5/27 at 100.00 A+ $ 1,747,349
1,070 Snohomish County Public Utility District 1, Washington, Generation
System Revenue Bonds, Series 2015, 5.000%, 12/01/45
12/25 at 100.00 AA- 1,137,881
530 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2017A,
7.500%, 1/01/32, (AMT), 144A (6)
1/28 at 100.00 N/R 344,500
245 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2019A,
7.500%, 1/01/32, (AMT), 144A (6)
1/28 at 100.00 N/R 159,250
150 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 12.000%, 1/01/33, (AMT), 144A (6)
No Opt. Call N/R 111,952
100 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 14.250%, 1/01/27, 144A (6)
No Opt. Call N/R 75,037
3,720 Washington State Convention Center Public Facilities District, Lodging Tax
Revenue Bonds, Refunding Series2021B. Exchange Purchase, 3.000%,
7/01/58
7/31 at 100.00 BBB- 2,502,370
200 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%,
7/01/45, 144A
7/25 at 100.00 N/R 207,106
1,000 Washington State Housing Finance Commission, Nonprofit Revenue
Bonds, Spokane International Academy Project, Series 2021A, 5.000%,
7/01/50, 144A
7/31 at 100.00 Ba2 966,380
1,855 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax,
Series 2017B, 5.000%, 8/01/40
8/26 at 100.00 AA+ 1,989,191
22,485 Total Washington 21,503,356
West Virginia - 0.6%
100 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A, 5.500%,
6/01/37, 144A
6/27 at 100.00 N/R 101,711
1,000 West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40, 144A
12/27 at 103.00 N/R 832,250
4,810 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2020, 5.000%,
7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 B 4,894,319
1,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%,
7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 B 993,750
1,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series
2019A, 5.000%, 9/01/30
9/29 at 100.00 Baa1 1,074,040
7,910 Total West Virginia 7,896,070
Wisconsin - 2.5%
2,500 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series
2021A, 5.500%, 12/01/32, 144A
12/26 at 100.00 N/R 2,098,250
105 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A,
5.000%, 6/15/49, 144A
6/26 at 100.00 N/R 95,743

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 105 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 4.250%,
6/15/29, 144A
6/24 at 100.00 N/R $ 101,140
420 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Eno River Academy Project, Series 2020A, 4.000%, 6/15/30, 144A
No Opt. Call Ba1 400,415
150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/40, 144A
7/28 at 100.00 BB- 148,769
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Freedom Classical Academy Inc., Series
2020A:
100 5.000%, 1/01/42, 144A 1/28 at 100.00 N/R 93,612
230 5.000%, 1/01/56, 144A 1/28 at 100.00 N/R 202,947
250 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Research Triangle High School Project, North Carolina, Series 2015A,
5.625%, 7/01/45, 144A
7/25 at 100.00 N/R 254,285
100 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A, 5.500%,
6/15/37, 144A
6/27 at 100.00 N/R 101,900
Public Finance Authority of Wisconsin, Conference Center
and Hotel Revenue Bonds, Lombard Public Facilities
Corporation, First Tier Series 2018A-1:
3 0.000%, 1/01/47, 144A (6) No Opt. Call N/R 67
3 0.000%, 1/01/48, 144A (6) No Opt. Call N/R 57
3 0.000%, 1/01/49, 144A (6) No Opt. Call N/R 53
2 0.000%, 1/01/50, 144A (6) No Opt. Call N/R 49
2 0.000%, 1/01/51, 144A (6) No Opt. Call N/R 46
3 0.000%, 1/01/52, 144A (6) No Opt. Call N/R 56
3 0.000%, 1/01/53, 144A (6) No Opt. Call N/R 53
3 0.000%, 1/01/54, 144A (6) No Opt. Call N/R 49
3 0.000%, 1/01/55, 144A (6) No Opt. Call N/R 46
3 0.000%, 1/01/56, 144A (6) No Opt. Call N/R 43
160 5.500%, 7/01/56, 144A (6) 3/28 at 100.00 N/R 95,725
3 0.000%, 1/01/57, 144A (6) No Opt. Call N/R 46
3 0.000%, 1/01/58, 144A (6) No Opt. Call N/R 43
3 0.000%, 1/01/59, 144A (6) No Opt. Call N/R 40
3 0.000%, 1/01/60, 144A (6) No Opt. Call N/R 37
3 0.000%, 1/01/61, 144A (6) No Opt. Call N/R 35
3 0.000%, 1/01/62, 144A (6) No Opt. Call N/R 32
3 0.000%, 1/01/63, 144A (6) No Opt. Call N/R 30
3 0.000%, 1/01/64, 144A (6) No Opt. Call N/R 29
3 0.000%, 1/01/65, 144A (6) No Opt. Call N/R 27
3 0.000%, 1/01/66, 144A (6) No Opt. Call N/R 27
35 0.000%, 1/01/67, 144A (6) No Opt. Call N/R 297
750 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 5.250%, 6/01/39, 144A
6/27 at 102.00 N/R 695,220
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/28 at 100.00 N/R 817,590
1,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/56, 144A
8/28 at 100.00 N/R 824,510
1,000 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 N/R 871,600

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Appalachian Regional Healthcare System
Obligated Group, Series 2021A:
$ 185 5.000%, 7/01/38 1/31 at 100.00 BBB $ 194,657
375 5.000%, 7/01/41 1/31 at 100.00 BBB 391,189
Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project,
Refunding Series 2020A:
2,035 3.000%, 6/01/45, (UB) (4) 6/30 at 100.00 A+ 1,536,791
5,415 3.000%, 6/01/45 - AGM Insured, (UB) (4) 6/30 at 100.00 A+ 4,161,482
2,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand
Hyatt San Antonio Hotel Acquisition Project, Senior Lien Series 2022A,
5.000%, 2/01/62
2/32 at 100.00 N/R 2,009,080
Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B:
1,665 5.625%, 2/01/46, 144A 2/32 at 100.00 N/R 1,614,151
2,000 6.000%, 2/01/62, 144A 2/32 at 100.00 N/R 1,952,840
2,000 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%,
12/01/42, 144A
12/27 at 100.00 N/R 1,807,740
105 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48
9/28 at 100.00 N/R 78,735
2,715 Public Finance Authority of Wisconsin, Revenue Bonds, Bayhealth Medical
Center Project, Series 2021A, 3.000%, 7/01/50
1/32 at 100.00 N/R 2,009,969
500 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 6.950%, 7/01/38, 144A
7/28 at 100.00 N/R 415,445
Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project,
Series 2021:
1,100 4.000%, 7/01/36, (AMT) 7/28 at 100.00 N/R 959,640
1,750 4.000%, 7/01/41, (AMT) 7/31 at 100.00 N/R 1,434,930
200 Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful
Foundations Charter School WFCS Portfolio Projects, Senior Series
2021A-1, 5.000%, 1/01/56, 144A
1/31 at 100.00 N/R 177,818
Public Finance Authority of Wisconsin, Senior Revenue
Bonds, Maryland Proton Treatment Center, Series 2018A-1:
180 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R 110,700
865 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R 531,975
980 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018B-2, 8.500%, 1/01/49
1/28 at 100.00 N/R 602,700
2,000 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A
6/26 at 100.00 BBB- 1,973,960
1,100 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Wilson
Preparatory Academy, Series 2019A, 5.000%, 6/15/49, 144A
6/26 at 100.00 N/R 1,109,361
1,210 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30
5/26 at 100.00 Baa3 1,222,681
31 Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College
of Osteopathic Medicine, Senior Series 2019A-1, 0.000%, 12/01/48,
144A (6)
12/28 at 100.00 N/R 15,216

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 220 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Gundersen Health System, Refunding Series 2021A, 3.000%,
10/15/37
10/31 at 100.00 AA- $ 183,788
36,594 Total Wisconsin 31,297,716
$ 1,390,872 Total Municipal Bonds (cost $1,345,854,316) 1,203,445,853
Shares Description (1) Value
X 19,803,727 COMMON STOCKS - 1.6%
X 19,803,727
Independent Power and Renewable Electricity Producers - 1.6%
329,146 Energy Harbor Corp (10),(11),(12) $ 19,803,727
Total Common Stocks (cost $7,119,140) 19,803,727
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
10,423,706 CORPORATE BONDS - 0.9%
X 10,423,706
Independent Power and Renewable Electricity Producers - 0.8%
$ 10,000 Energy Harbor Corp (7) 7.000% 5/02/23 N/R $ 9,681,900
Real Estate Management & Development - 0.1%
761 Benloch Ranch Improvement Association No 1, 144A 9.750% 12/01/39 N/R 741,803
295 Zilkha Biomass Selma LLC (6),(7) 10.000% 8/01/38 N/R 3
1,056 Total Real Estate Management & Development 741,806
$ 11,056 Total Corporate Bonds (cost $10,805,310) 10,423,706
Principal
Amount (000) Description (1)
Coupon
(13)
Reference
Rate (13) Spread (13) Maturity (14) Ratings (3) Value
X 13,318 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (13)
X 13,318
Hotels, Restaurants & Leisure - 0.0%
$ 13 Lombard Starwood Westin
Hotel Conference Center and
Hotel Project Revenue Bonds
Term Loan(cash 7.500%, PIK
7.500%)(15)
7.500% N/A N/A 12/31/23 N/R $ 13,318
$ 13 Total Variable Rate Senior Loan Interests (cost $13,318) 13,318
Total Long-Term Investments (cost $1,363,792,084) 1,233,686,604
Floating Rate Obligations - (3.8)% (46,350,000)
Other Assets Less Liabilities - 3.7% (16) 45,326,173
Net Assets - 100% $ 1,232,662,777
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note (3,773) 9/22 $ (427,738,800) $ (423,519,250) $ 4,219,550
U.S. Treasury 10-Year Note (1,007) 9/22 (120,995,331) (119,360,969) 1,634,362
U.S. Treasury Long Bond (210) 9/22 (29,559,263) (29,111,250) 448,013
U.S. Treasury Ultra Bond (391) 9/22 (62,030,532) (60,348,406) 1,682,126
Total $(640,323,926) $(632,339,875) $7,984,051

financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,203,396,227 $ 49,626 $ 1,203,445,853
Common Stocks – 19,803,727 – 19,803,727
Corporate Bonds – 741,803 9,681,903 10,423,706
Variable Rate Senior Loan Interests – 13,318 – 13,318
Investments in Derivatives:
Futures Contracts* 7,984,051 – – 7,984,051
Total
$ 7,984,051 $ 1,223,955,075 $ 9,731,529 $ 1,241,670,655
* Represents net unrealized appreciation (depreciation).
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(9) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(10) For fair value measurement disclosure purposes, investment classified as Level 2.
(11) Common Stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality Development Authority, Ohio,
Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality
Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear GenerationProject, Refunding Series 2008B, 3.625%,
10/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
RefundingSeries 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generating Corporation Project, Series 2006A,3.000%, 5/15/19; Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33.
(12) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(13) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(14) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(15) Senior loan received as part of the bondholder funding agreement during March 2022 for Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1, 0.000%, 7/01/56, 144A.

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

(16) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.